UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022—October 31, 2023

Item 1: Reports to Shareholders

Annual Report   |   October 31, 2023
Vanguard Total International Bond II Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	3
Financial Statements	5
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2023, Vanguard Total International Bond II Index Fund returned 1.61% for Investor Shares and 1.63% for Institutional Shares, slightly lower than the 1.89% return of its expense-free benchmark index.
•	Early on, inflation in many developed markets eased off multidecade highs amid ongoing interest rate hikes by central banks. Unexpected resilience in labor markets and consumer spending helped dial back expectations of a sustained global recession, but the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment toward the close of the period.
•	In general, bonds in Southeast Asia produced the most favorable results. Many bonds in Western Europe also performed favorably. Notable exceptions included the United Kingdom and Belgium, where bond performance lagged.
•	The fund regularly uses derivatives to hedge portfolio risks. Its holdings of forward currency contracts and futures had a net negative impact for the period.
•	At period-end, the fund’s 30-day SEC yield—a proxy for its income-generating potential over 12 months—stood at 3.52% for Investor Shares and 3.58% for Institutional Shares.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	9.48%	9.53%	10.71%
Russell 2000 Index (Small-caps)	-8.56	3.95	3.31
Russell 3000 Index (Broad U.S. market)	8.38	9.19	10.23
FTSE All-World ex US Index (International)	12.35	3.51	3.88
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	0.53%	-5.51%	0.03%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	-2.48	1.00
FTSE Three-Month U.S. Treasury Bill Index	4.94	1.93	1.80
CPI
Consumer Price Index	3.24%	5.72%	4.00%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended October 31, 2023
	Beginning Account Value 4/30/2023	Ending Account Value 10/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Total International Bond II Index Fund
Investor Shares	$1,000.00	$984.00	$0.65
Institutional Shares	1,000.00	984.40	0.35
Based on Hypothetical 5% Yearly Return
Total International Bond II Index Fund
Investor Shares	$1,000.00	$1,024.55	$0.66
Institutional Shares	1,000.00	1,024.85	0.36
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.13% for Investor Shares and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Total International Bond II Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: February 26, 2021, Through October 31, 2023
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Since Inception (2/26/2021)	Final Value of a $10,000 Investment
Total International Bond II Index Fund Investor Shares	1.61%	-4.32%	$8,885
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	1.89	-4.10	8,940
“Since Inception” performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Since Inception (2/17/2021)	Final Value of a $5,000,000 Investment
Total International Bond II Index Fund Institutional Shares	1.63%	-4.61%	$4,401,421
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	1.89	-4.40	4,427,749
“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.

Total International Bond II Index Fund
Fund Allocation
As of October 31, 2023
Japan	13.6%
France	12.5
Germany	11.4
Italy	7.6
United Kingdom	6.8
Canada	6.6
Spain	5.5
Supranational	4.4
Australia	3.4
South Korea	3.0
United States	3.0
Netherlands	2.8
Belgium	2.2
Switzerland	1.7
Austria	1.5
Sweden	1.2
China	1.2
Indonesia	1.1
Other	10.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total International Bond II Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
	Tennessee Valley Authority (Cost $1,245)	5.625%	6/7/32	GBP	684	849
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United Kingdom (0.0%)
[1]	Canary Wharf Finance II plc (Cost $1,017)	5.952%	10/22/37	GBP	650	743
Corporate Bonds (21.2%)
Australia (0.5%)
	AGI Finance Pty Ltd.	2.119%	6/24/27	AUD	2,500	1,381
	AGI Finance Pty Ltd.	6.109%	6/28/30	AUD	1,650	1,015
	Amcor UK Finance plc	1.125%	6/23/27	EUR	2,457	2,329
	Ampol Ltd.	4.000%	4/17/25	AUD	6,920	4,278
	APA Infrastructure Ltd.	4.250%	11/26/24	GBP	552	656
	APA Infrastructure Ltd.	0.750%	3/15/29	EUR	4,400	3,770
	APA Infrastructure Ltd.	2.000%	7/15/30	EUR	5,000	4,386
	APA Infrastructure Ltd.	3.125%	7/18/31	GBP	1,000	958
	APA Infrastructure Ltd.	1.250%	3/15/33	EUR	5,092	3,860
	APA Infrastructure Ltd.	2.500%	3/15/36	GBP	4,924	3,815
	APT Pipelines Ltd.	2.000%	3/22/27	EUR	4,091	3,967
	Aurizon Network Pty Ltd.	3.125%	6/1/26	EUR	8,081	8,299
	Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	1,590	1,594
	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	AUD	990	549
	AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,231	2,153
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	390	234
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	1,390	809
	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	14,200	7,297
	AusNet Services Holdings Pty Ltd.	1.625%	3/11/81	EUR	200	182
	Australia & New Zealand Banking Group Ltd.	3.437%	4/4/25	EUR	12,500	13,135
	Australia & New Zealand Banking Group Ltd.	3.652%	1/20/26	EUR	2,500	2,620
	Australia & New Zealand Banking Group Ltd.	5.350%	11/4/27	AUD	5,864	3,690
	Australia & New Zealand Banking Group Ltd.	0.669%	5/5/31	EUR	4,400	4,143
	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/32	AUD	10,280	6,381
	Australia & New Zealand Banking Group Ltd.	1.500%	9/1/32	JPY	300,000	1,981
	BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	7,847	8,108
	BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	2,801	2,498
	BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	6,455	6,149
	BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	7,316	6,963
	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	AUD	1,880	1,165
	CIMIC Finance Ltd.	1.500%	5/28/29	EUR	3,200	2,689
	Coles Group Treasury Pty Ltd.	2.650%	11/6/29	AUD	890	464
	Coles Group Treasury Pty Ltd.	2.100%	8/27/30	AUD	640	308
	Commonwealth Bank of Australia	0.500%	7/27/26	EUR	13,235	12,830
	Commonwealth Bank of Australia	3.000%	9/4/26	GBP	3,324	3,792
	Commonwealth Bank of Australia	3.768%	8/31/27	EUR	3,500	3,705
	Commonwealth Bank of Australia	5.000%	1/13/28	AUD	5,000	3,104
	Commonwealth Bank of Australia	0.750%	2/28/28	EUR	7,000	6,540
	Commonwealth Bank of Australia	0.875%	2/19/29	EUR	4,913	4,493
	Commonwealth Bank of Australia	0.125%	10/15/29	EUR	4,280	3,657
	Commonwealth Bank of Australia	1.940%	6/26/30	CHF	10,000	11,054
	Commonwealth Bank of Australia	6.860%	11/9/32	AUD	15,000	9,612
	Commonwealth Bank of Australia	6.704%	3/15/38	AUD	6,980	4,278
	CPIF Finance Pty Ltd.	2.485%	10/28/30	AUD	3,800	1,754
	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	1,430	882
	DEXUS Finance Pty Ltd.	3.000%	2/3/32	AUD	2,780	1,273
	ElectraNet Pty Ltd.	2.473%	12/15/28	AUD	1,400	737
	GAIF Bond Issuer Pty Ltd.	2.584%	11/18/27	AUD	2,200	1,224
	GAIF Bond Issuer Pty Ltd.	1.900%	12/14/28	AUD	2,260	1,152

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Glencore Capital Finance DAC	1.125%	3/10/28	EUR	7,930	7,240
Glencore Capital Finance DAC	1.250%	3/1/33	EUR	3,771	2,868
Glencore Finance Europe Ltd.	1.750%	3/17/25	EUR	2,592	2,651
Glencore Finance Europe Ltd.	3.125%	3/26/26	GBP	1,476	1,682
Glencore Finance Europe Ltd.	3.750%	4/1/26	EUR	100	104
Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	4,100	4,029
Goodman Australia Finance Pty Ltd.	1.375%	9/27/25	EUR	1,906	1,893
GTA Finance Co Pty Ltd.	2.200%	8/26/27	AUD	1,190	646
Lendlease Finance Ltd.	3.400%	10/27/27	AUD	2,070	1,143
Lendlease Finance Ltd.	3.700%	3/31/31	AUD	1,020	480
Lonsdale Finance Pty Ltd.	3.900%	10/15/25	AUD	2,480	1,521
Lonsdale Finance Pty Ltd.	2.100%	10/15/27	AUD	510	279
Macquarie Bank Ltd.	1.700%	2/12/25	AUD	3,000	1,817
Macquarie Group Ltd.	0.350%	3/3/28	EUR	9,684	8,613
Macquarie Group Ltd.	4.080%	5/31/29	GBP	4,300	4,675
Macquarie Group Ltd.	2.723%	8/21/29	CAD	1,605	979
Macquarie Group Ltd.	0.950%	5/21/31	EUR	4,786	3,878
National Australia Bank Ltd.	0.300%	10/31/25	CHF	4,855	5,167
National Australia Bank Ltd.	3.000%	9/4/26	GBP	100	114
National Australia Bank Ltd.	0.875%	2/19/27	EUR	5,913	5,706
National Australia Bank Ltd.	2.900%	2/25/27	AUD	10,454	6,111
National Australia Bank Ltd.	4.950%	11/25/27	AUD	35,000	21,691
National Australia Bank Ltd.	2.125%	5/24/28	EUR	5,000	4,911
National Australia Bank Ltd.	1.375%	8/30/28	EUR	2,500	2,342
National Australia Bank Ltd.	0.010%	1/6/29	EUR	28,000	24,411
National Australia Bank Ltd.	3.515%	6/12/30	CAD	4,102	2,795
National Australia Bank Ltd.	1.699%	9/15/31	GBP	4,036	4,176
NBN Co. Ltd.	1.000%	12/3/25	AUD	1,000	579
NBN Co. Ltd.	2.150%	6/2/28	AUD	350	189
NBN Co. Ltd.	4.125%	3/15/29	EUR	1,500	1,580
NBN Co. Ltd.	2.200%	12/16/30	AUD	8,520	4,110
NBN Co. Ltd.	4.375%	3/15/33	EUR	4,185	4,361
Network Finance Co. Pty. Ltd.	2.579%	10/3/28	AUD	2,250	1,203
NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	AUD	760	396
NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/30	AUD	2,500	1,201
Optus Finance Pty Ltd.	1.600%	7/1/25	AUD	200	119
Optus Finance Pty Ltd.	2.600%	11/24/28	AUD	500	272
Optus Finance Pty Ltd.	2.500%	7/1/30	AUD	10,200	5,139
Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	2,501	2,503
Pacific National Finance Pty Ltd.	3.700%	9/24/29	AUD	5,000	2,531
Qantas Airways Ltd.	3.150%	9/27/28	AUD	12,290	6,700
Qantas Airways Ltd.	2.950%	11/27/29	AUD	5,260	2,682
Qantas Airways Ltd.	5.250%	9/9/30	AUD	6,470	3,718
Scentre Group Trust 1	3.875%	7/16/26	GBP	2,259	2,575
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	4,461	4,114
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	3,042	2,682
SGSP Australia Assets Pty Ltd.	1.843%	9/15/28	AUD	2,000	1,031
Stockland Trust	1.625%	4/27/26	EUR	5,615	5,526
Suncorp-Metway Ltd.	3.250%	8/24/26	AUD	600	358
Sydney Airport Finance Co. Pty Ltd.	4.375%	5/3/33	EUR	5,000	5,165
Telstra Corp. Ltd.	4.000%	4/19/27	AUD	1,110	673
Telstra Group Ltd.	1.125%	4/14/26	EUR	7,935	7,860
Telstra Group Ltd.	1.375%	3/26/29	EUR	2,737	2,553
Telstra Group Ltd.	1.000%	4/23/30	EUR	2,457	2,162
Toyota Finance Australia Ltd.	2.280%	10/21/27	EUR	7,369	7,343
Transurban Finance Co. Pty Ltd.	4.555%	11/14/28	CAD	787	533
Transurban Finance Co. Pty Ltd.	3.000%	4/8/30	EUR	4,461	4,319
Transurban Finance Co. Pty Ltd.	4.225%	4/26/33	EUR	8,000	8,158
Transurban Queensland Finance Pty Ltd.	3.250%	8/5/31	AUD	740	364
University of Technology Sydney	3.750%	7/20/27	AUD	80	47
Vicinity Centres Trust	3.375%	4/7/26	GBP	669	764
Vicinity Centres Trust	1.125%	11/7/29	EUR	2,188	1,843
Wesfarmers Ltd.	0.954%	10/21/33	EUR	13,264	10,101
WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	AUD	1,140	566
Westpac Banking Corp.	0.625%	11/22/24	EUR	2,457	2,501
Westpac Banking Corp.	4.125%	6/4/26	AUD	1,500	922
Westpac Banking Corp.	1.079%	4/5/27	EUR	10,079	9,748

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Westpac Banking Corp.	0.875%	4/17/27	EUR	100	95
	Westpac Banking Corp.	1.125%	9/5/27	EUR	5,410	5,117
	Westpac Banking Corp.	4.800%	2/16/28	AUD	10,000	6,149
	Westpac Banking Corp.	1.450%	7/17/28	EUR	382	362
	Westpac Banking Corp.	0.010%	9/22/28	EUR	22,080	19,391
	Westpac Banking Corp.	3.799%	1/17/30	EUR	10,000	10,364
	Westpac Banking Corp.	0.766%	5/13/31	EUR	3,000	2,826
	Westpac Banking Corp.	1.375%	5/17/32	EUR	4,913	4,246
	Westpac Banking Corp.	6.491%	6/23/33	AUD	5,900	3,720
	Woolworths Group Ltd.	1.850%	11/15/27	AUD	12,020	6,623
	Woolworths Group Ltd.	0.375%	11/15/28	EUR	18,700	16,027
	Woolworths Group Ltd.	2.800%	5/20/30	AUD	5,660	2,917
	WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	1,270	773
						501,636
Austria (0.3%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.125%	7/31/28	EUR	26,700	25,269
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.010%	10/2/29	EUR	5,600	4,791
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.750%	3/8/30	EUR	10,000	9,460
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.375%	3/25/41	EUR	12,000	6,943
	Borealis AG	1.750%	12/10/25	EUR	75	76
	CA Immobilien Anlagen AG	1.000%	10/27/25	EUR	1,700	1,604
	Erste Group Bank AG	0.750%	2/5/25	EUR	1,300	1,321
	Erste Group Bank AG	1.500%	4/7/26	EUR	5,000	4,975
	Erste Group Bank AG	0.625%	4/17/26	EUR	7,400	7,276
	Erste Group Bank AG	0.750%	1/17/28	EUR	8,000	7,539
	Erste Group Bank AG	0.010%	9/11/29	EUR	17,500	15,031
	Erste Group Bank AG	0.250%	9/14/29	EUR	800	668
	Erste Group Bank AG	4.250%	5/30/30	EUR	5,000	5,237
	Erste Group Bank AG	0.250%	1/27/31	EUR	2,500	1,984
	Erste Group Bank AG	0.875%	11/15/32	EUR	8,000	6,992
	Erste Group Bank AG	0.875%	5/15/34	EUR	7,400	5,826
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.500%	9/4/25	EUR	2,500	2,493
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	1.625%	5/11/29	EUR	20,800	19,807
	Hypo Vorarlberg Bank AG	3.250%	2/19/27	EUR	5,000	5,220
[2]	OeBB-Infrastruktur AG	1.000%	11/18/24	EUR	5,852	6,010
[2]	OeBB-Infrastruktur AG	3.875%	6/30/25	EUR	4,876	5,173
[2]	OeBB-Infrastruktur AG	3.500%	10/19/26	EUR	878	933
[2]	OeBB-Infrastruktur AG	2.250%	5/28/29	EUR	1,464	1,466
[2]	OeBB-Infrastruktur AG	3.375%	5/18/32	EUR	3,413	3,587
[2]	OeBB-Infrastruktur AG	3.000%	10/24/33	EUR	14,038	14,163
	OMV AG	0.750%	12/4/23	EUR	1,219	1,286
	OMV AG	1.000%	12/14/26	EUR	1,683	1,643
	OMV AG	3.500%	9/27/27	EUR	1,500	1,574
	OMV AG	2.000%	4/9/28	EUR	3,500	3,449
	OMV AG	1.875%	12/4/28	EUR	1,073	1,033
	OMV AG	2.375%	4/9/32	EUR	7,317	6,869
	OMV AG	2.875%	Perpetual	EUR	4,700	4,100
	OMV AG	6.250%	Perpetual	EUR	1,610	1,735
	Raiffeisen Bank International AG	0.250%	1/22/25	EUR	3,200	3,194
	Raiffeisen Bank International AG	4.125%	9/8/25	EUR	1,300	1,361
	Raiffeisen Bank International AG	0.375%	9/25/26	EUR	3,200	2,977
	Raiffeisen Bank International AG	0.050%	9/1/27	EUR	1,500	1,312
	Raiffeisen Bank International AG	5.750%	1/27/28	EUR	5,000	5,394
	Raiffeisen Bank International AG	1.500%	3/12/30	EUR	1,700	1,599
	Raiffeisen Bank International AG	2.875%	6/18/32	EUR	4,500	3,875
	Raiffeisen Bank International AG	7.375%	12/20/32	EUR	3,700	3,846
	Raiffeisen Landesbank Vorarlberg mit Revisionsverband eGen	0.500%	9/17/25	EUR	2,500	2,490
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	3/3/25	EUR	100	101
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	2,500	2,432
	Raiffeisenlandesbank Niederoesterreich-Wien AG	1.250%	4/21/27	EUR	20,500	20,001
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/28	EUR	1,500	1,418
	Raiffeisenlandesbank Niederoesterreich-Wien AG	3.375%	7/24/28	EUR	17,000	17,741
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	6,100	5,609
	Raiffeisenlandesbank Oberoesterreich AG	3.625%	12/13/27	EUR	8,000	8,427
	Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	100	100
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	2,500	2,132
	UniCredit Bank Austria AG	0.750%	2/25/25	EUR	200	203

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
UniCredit Bank Austria AG	3.000%	7/31/26	EUR	11,500	11,952
UniCredit Bank Austria AG	0.250%	6/4/27	EUR	5,000	4,710
UniCredit Bank Austria AG	2.375%	9/20/27	EUR	2,400	2,432
UNIQA Insurance Group AG	6.000%	7/27/46	EUR	900	956
					289,795
Belgium (0.4%)
AG Insurance SA	3.500%	6/30/47	EUR	1,300	1,268
Ageas SA NV	3.250%	7/2/49	EUR	5,200	4,749
Ageas SA NV	1.875%	11/24/51	EUR	3,000	2,294
Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	4,696	2,780
Anheuser-Busch InBev SA NV	4.000%	9/24/25	GBP	5,455	6,471
Anheuser-Busch InBev SA NV	2.700%	3/31/26	EUR	7,950	8,211
Anheuser-Busch InBev SA NV	1.150%	1/22/27	EUR	16,589	16,175
Anheuser-Busch InBev SA NV	1.125%	7/1/27	EUR	8,362	8,083
Anheuser-Busch InBev SA NV	2.125%	12/2/27	EUR	19,913	19,766
Anheuser-Busch InBev SA NV	2.000%	3/17/28	EUR	11,166	11,005
Anheuser-Busch InBev SA NV	1.500%	4/18/30	EUR	439	404
Anheuser-Busch InBev SA NV	1.650%	3/28/31	EUR	10,142	9,210
Anheuser-Busch InBev SA NV	2.875%	4/2/32	EUR	3,513	3,427
Anheuser-Busch InBev SA NV	3.250%	1/24/33	EUR	2,501	2,508
Anheuser-Busch InBev SA NV	2.000%	1/23/35	EUR	3,459	2,962
Anheuser-Busch InBev SA NV	2.750%	3/17/36	EUR	9,255	8,382
Anheuser-Busch InBev SA NV	3.700%	4/2/40	EUR	11,198	10,568
Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/27	AUD	1,210	726
Argenta Spaarbank NV	1.000%	10/13/26	EUR	6,900	6,753
Argenta Spaarbank NV	1.000%	1/29/27	EUR	3,000	2,810
Argenta Spaarbank NV	5.375%	11/29/27	EUR	3,000	3,198
Argenta Spaarbank NV	3.375%	6/22/28	EUR	5,000	5,224
Belfius Bank SA	0.750%	2/10/25	EUR	100	102
Belfius Bank SA	0.375%	9/2/25	EUR	5,000	4,926
Belfius Bank SA	0.010%	10/15/25	EUR	3,000	2,938
Belfius Bank SA	0.375%	2/13/26	EUR	3,000	2,913
Belfius Bank SA	3.125%	5/11/26	EUR	5,800	5,886
Belfius Bank SA	0.125%	9/14/26	EUR	5,000	4,798
Belfius Bank SA	0.125%	2/8/28	EUR	8,700	7,798
Belfius Bank SA	5.250%	4/19/33	EUR	5,000	5,146
Belgium ING SA	1.500%	5/19/29	EUR	15,800	14,984
BNP Paribas Fortis SA	0.625%	10/4/25	EUR	200	200
BNP Paribas Fortis SA	0.875%	3/22/28	EUR	5,000	4,711
Cofinimmo SA	1.000%	1/24/28	EUR	2,100	1,879
Cofinimmo SA	0.875%	12/2/30	EUR	1,800	1,393
Elia Group SA NV	1.500%	9/5/28	EUR	1,300	1,215
Elia Group SA/NV	5.850%	12/31/99	EUR	5,000	5,230
Elia Transmission Belgium SA	1.375%	1/14/26	EUR	7,100	7,097
Elia Transmission Belgium SA	3.250%	4/4/28	EUR	100	103
Elia Transmission Belgium SA	3.000%	4/7/29	EUR	100	100
Elia Transmission Belgium SA	0.875%	4/28/30	EUR	2,800	2,420
Elia Transmission Belgium SA	3.625%	1/18/33	EUR	5,700	5,750
Euroclear Bank SA	0.125%	7/7/25	EUR	13,040	12,947
Euroclear Bank SA	3.625%	10/13/27	EUR	5,000	5,211
Euroclear Investments SA	1.125%	12/7/26	EUR	3,000	2,908
Euroclear Investments SA	1.500%	4/11/30	EUR	2,000	1,830
Euroclear Investments SA	2.625%	4/11/48	EUR	3,000	2,794
FLUVIUS System Operator CVBA	1.750%	12/4/26	EUR	2,900	2,811
FLUVIUS System Operator CVBA	0.250%	6/14/28	EUR	3,900	3,489
FLUVIUS System Operator CVBA	2.875%	5/7/29	EUR	4,300	4,293
FLUVIUS System Operator CVBA	0.250%	12/2/30	EUR	3,300	2,686
FLUVIUS System Operator CVBA	0.625%	11/24/31	EUR	8,500	6,815
FLUVIUS System Operator CVBA	4.000%	7/6/32	EUR	2,000	2,059
Groupe Bruxelles Lambert NV	1.875%	6/19/25	EUR	2,000	2,046
ING Belgium SA	0.625%	5/30/25	EUR	11,300	11,374
KBC Bank NV	0.000%	12/3/25	EUR	29,000	28,471
KBC Bank NV	0.750%	10/24/27	EUR	3,700	3,515
KBC Group NV	1.500%	3/29/26	EUR	5,400	5,463
KBC Group NV	4.500%	6/6/26	EUR	5,000	5,281
KBC Group NV	0.125%	9/10/26	EUR	8,000	7,820
KBC Group NV	0.750%	1/21/28	EUR	14,600	13,717

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	KBC Group NV	5.500%	9/20/28	GBP	3,000	3,545
	KBC Group NV	0.125%	1/14/29	EUR	17,000	15,053
	KBC Group NV	4.375%	4/19/30	EUR	15,000	15,649
	KBC Group NV	0.625%	12/7/31	EUR	1,000	917
	Solvay SA	2.750%	12/2/27	EUR	5,700	5,765
	VGP NV	1.625%	1/17/27	EUR	100	89
	VGP NV	1.500%	4/8/29	EUR	3,100	2,420
	VGP NV	2.250%	1/17/30	EUR	1,100	869
						386,400
Canada (1.7%)
[3]	407 International Inc.	1.800%	5/22/25	CAD	1,323	904
	407 International Inc.	2.430%	5/4/27	CAD	1,054	698
	407 International Inc.	3.140%	3/6/30	CAD	2,681	1,732
[3]	407 International Inc.	2.590%	5/25/32	CAD	1,471	867
	407 International Inc.	3.430%	6/1/33	CAD	2,000	1,232
	407 International Inc.	5.750%	2/14/36	CAD	978	703
	407 International Inc.	4.450%	11/15/41	CAD	2,450	1,546
	407 International Inc.	4.190%	4/25/42	CAD	2,695	1,649
	407 International Inc.	3.650%	9/8/44	CAD	4,898	2,732
	407 International Inc.	3.300%	3/27/45	CAD	500	261
	407 International Inc.	3.830%	5/11/46	CAD	4,898	2,770
	407 International Inc.	3.600%	5/21/47	CAD	3,368	1,835
	407 International Inc.	3.720%	5/11/48	CAD	2,109	1,168
	407 International Inc.	3.670%	3/8/49	CAD	981	538
	407 International Inc.	2.840%	3/7/50	CAD	2,008	931
	407 International Inc.	3.980%	9/11/52	CAD	1,600	917
	407 International Inc.	4.860%	7/31/53	CAD	1,500	993
	55 Ontario School Board Trust	5.900%	6/2/33	CAD	2,520	1,912
	Aeroports de Montreal	5.170%	9/17/35	CAD	1,777	1,223
	Aeroports de Montreal	5.670%	10/16/37	CAD	1,054	773
	Aeroports de Montreal	3.030%	4/21/50	CAD	4,078	1,997
	Aeroports de Montreal	3.441%	4/26/51	CAD	2,000	1,058
	AIMCo Realty Investors LP	3.367%	6/1/27	CAD	924	620
	AIMCo Realty Investors LP	3.043%	6/1/28	CAD	981	634
	AIMCo Realty Investors LP	2.712%	6/1/29	CAD	5,486	3,400
	Alberta Powerline LP	4.065%	12/1/53	CAD	3,959	2,269
	Alberta Powerline LP	4.065%	3/1/54	CAD	799	457
	Alectra Inc.	2.488%	5/17/27	CAD	5,415	3,562
	Alectra Inc.	1.751%	2/11/31	CAD	900	511
	Alectra Inc.	3.958%	7/30/42	CAD	900	535
	Alectra Inc.	3.458%	4/12/49	CAD	1,193	633
	Alectra Inc.	5.225%	11/14/52	CAD	900	634
	Algonquin Power Co.	4.090%	2/17/27	CAD	1,200	819
	Algonquin Power Co.	4.600%	1/29/29	CAD	1,111	755
	Algonquin Power Co.	2.850%	7/15/31	CAD	1,804	1,053
	Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	4,016	2,807
	Alimentation Couche-Tard Inc.	5.592%	9/25/30	CAD	3,000	2,156
	Allied Properties REIT	3.636%	4/21/25	CAD	2,450	1,686
	Allied Properties REIT	1.726%	2/12/26	CAD	2,504	1,611
	Allied Properties REIT	3.113%	4/8/27	CAD	2,450	1,552
	Allied Properties REIT	3.394%	8/15/29	CAD	733	432
	Allied Properties REIT	3.117%	2/21/30	CAD	2,035	1,154
	Allied Properties REIT	3.095%	2/6/32	CAD	2,004	1,049
	AltaGas Ltd.	3.840%	1/15/25	CAD	4,489	3,162
	AltaGas Ltd.	2.157%	6/10/25	CAD	1,100	749
	AltaGas Ltd.	4.638%	5/15/26	CAD	1,600	1,124
	AltaGas Ltd.	3.980%	10/4/27	CAD	1,475	997
	AltaGas Ltd.	2.075%	5/30/28	CAD	2,180	1,335
	AltaGas Ltd.	2.477%	11/30/30	CAD	1,000	573
	AltaGas Ltd.	4.500%	8/15/44	CAD	1,215	678
	AltaGas Ltd.	4.990%	10/4/47	CAD	1,007	594
	AltaLink LP	4.692%	11/28/32	CAD	700	481
	AltaLink LP	4.872%	11/15/40	CAD	2,501	1,684
	AltaLink LP	4.462%	11/8/41	CAD	1,177	752
	AltaLink LP	3.990%	6/30/42	CAD	2,334	1,395
	AltaLink LP	4.922%	9/17/43	CAD	1,471	993
	AltaLink LP	4.054%	11/21/44	CAD	1,089	650

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AltaLink LP	4.090%	6/30/45	CAD	1,537	920
AltaLink LP	3.717%	12/3/46	CAD	2,232	1,253
AltaLink LP	4.446%	7/11/53	CAD	700	437
ARC Resources Ltd.	2.354%	3/10/26	CAD	2,400	1,603
ARC Resources Ltd.	3.465%	3/10/31	CAD	2,147	1,313
Artis REIT	5.600%	4/29/25	CAD	800	553
Atco Ltd.	5.500%	11/1/78	CAD	501	333
Bank of Montreal	2.370%	2/3/25	CAD	5,877	4,068
Bank of Montreal	4.609%	9/10/25	CAD	2,450	1,742
Bank of Montreal	1.758%	3/10/26	CAD	4,015	2,657
Bank of Montreal	1.000%	4/5/26	EUR	13,440	13,315
Bank of Montreal	1.551%	5/28/26	CAD	4,813	3,144
Bank of Montreal	3.375%	7/4/26	EUR	8,000	8,383
Bank of Montreal	1.000%	9/9/26	GBP	1,700	1,819
Bank of Montreal	2.700%	12/9/26	CAD	4,898	3,275
Bank of Montreal	3.650%	4/1/27	CAD	7,764	5,248
Bank of Montreal	4.309%	6/1/27	CAD	8,767	6,037
Bank of Montreal	4.709%	12/7/27	CAD	11,100	7,711
Bank of Montreal	3.190%	3/1/28	CAD	9,461	6,302
Bank of Montreal	5.039%	5/29/28	CAD	9,100	6,383
Bank of Montreal	0.050%	6/8/29	EUR	14,819	12,810
Bank of Montreal	2.077%	6/17/30	CAD	5,616	3,791
Bank of Montreal	1.928%	7/22/31	CAD	4,087	2,630
Bank of Montreal	6.534%	10/27/32	CAD	2,700	1,964
Bank of Montreal	6.034%	9/7/33	CAD	5,000	3,557
Bank of Nova Scotia	1.950%	1/10/25	CAD	6,436	4,442
Bank of Nova Scotia	2.160%	2/3/25	CAD	5,388	3,719
Bank of Nova Scotia	0.010%	3/18/25	EUR	8,461	8,483
Bank of Nova Scotia	5.500%	5/8/26	CAD	5,000	3,586
Bank of Nova Scotia	0.125%	9/4/26	EUR	4,062	3,857
Bank of Nova Scotia	1.850%	11/2/26	CAD	8,694	5,623
Bank of Nova Scotia	2.620%	12/2/26	CAD	7,346	4,907
Bank of Nova Scotia	0.010%	1/14/27	EUR	4,913	4,622
Bank of Nova Scotia	2.950%	3/8/27	CAD	19,703	13,034
Bank of Nova Scotia	1.400%	11/1/27	CAD	7,771	4,786
Bank of Nova Scotia	0.010%	12/15/27	EUR	10,597	9,671
Bank of Nova Scotia	3.250%	1/18/28	EUR	48,000	49,895
Bank of Nova Scotia	3.100%	2/2/28	CAD	8,723	5,797
Bank of Nova Scotia	3.934%	5/3/32	CAD	7,070	4,714
Bank of Nova Scotia	5.679%	8/2/33	CAD	4,100	2,883
BCI QuadReal Realty	1.680%	3/3/25	CAD	981	671
BCI QuadReal Realty	1.747%	7/24/30	CAD	3,686	2,071
bcIMC Realty Corp.	2.840%	6/3/25	CAD	3,428	2,365
bcIMC Realty Corp.	3.000%	3/31/27	CAD	3,574	2,368
Bell Telephone Co. of Canada or Bell Canada	2.750%	1/29/25	CAD	1,213	844
Bell Telephone Co. of Canada or Bell Canada	3.350%	3/12/25	CAD	6,465	4,526
Bell Telephone Co. of Canada or Bell Canada	3.550%	3/2/26	CAD	1,471	1,018
Bell Telephone Co. of Canada or Bell Canada	2.900%	8/12/26	CAD	1,471	989
Bell Telephone Co. of Canada or Bell Canada	1.650%	8/16/27	CAD	2,700	1,692
Bell Telephone Co. of Canada or Bell Canada	3.600%	9/29/27	CAD	4,300	2,894
Bell Telephone Co. of Canada or Bell Canada	2.200%	5/29/28	CAD	2,600	1,633
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/28	CAD	3,771	2,524
Bell Telephone Co. of Canada or Bell Canada	5.150%	11/14/28	CAD	2,500	1,769
Bell Telephone Co. of Canada or Bell Canada	2.900%	9/10/29	CAD	2,450	1,528
Bell Telephone Co. of Canada or Bell Canada	4.550%	2/9/30	CAD	12,400	8,389
Bell Telephone Co. of Canada or Bell Canada	2.500%	5/14/30	CAD	5,316	3,159
Bell Telephone Co. of Canada or Bell Canada	3.000%	3/17/31	CAD	5,300	3,177
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/31	CAD	2,450	1,937
Bell Telephone Co. of Canada or Bell Canada	5.850%	11/10/32	CAD	4,100	2,928
Bell Telephone Co. of Canada or Bell Canada	6.170%	2/26/37	CAD	400	289
Bell Telephone Co. of Canada or Bell Canada	4.750%	9/29/44	CAD	3,114	1,872
Bell Telephone Co. of Canada or Bell Canada	4.350%	12/18/45	CAD	3,137	1,768
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/47	CAD	3,066	1,747
Bell Telephone Co. of Canada or Bell Canada	3.500%	9/30/50	CAD	6,543	3,098
Bell Telephone Co. of Canada or Bell Canada	4.050%	3/17/51	CAD	3,194	1,675
Bell Telephone Co. of Canada or Bell Canada	5.150%	2/9/53	CAD	1,900	1,187
Bell Telephone Co. of Canada or Bell Canada	5.600%	8/11/53	CAD	1,700	1,136

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bridging North America GP	4.341%	8/31/53	CAD	1,133	609
British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	2,746	1,816
British Columbia Ferry Services Inc.	4.289%	4/28/44	CAD	500	312
British Columbia Ferry Services Inc.	2.794%	10/15/49	CAD	950	444
Brookfield Corp.	4.820%	1/28/26	CAD	7,215	5,096
Brookfield Corp.	3.800%	3/16/27	CAD	2,075	1,402
Brookfield Corp.	5.950%	6/14/35	CAD	2,000	1,407
Brookfield Finance II Inc.	5.431%	12/14/32	CAD	4,100	2,750
Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	2,082	1,392
Brookfield Infrastructure Finance ULC	3.410%	10/9/29	CAD	3,001	1,889
Brookfield Infrastructure Finance ULC	5.710%	7/27/30	CAD	4,700	3,309
Brookfield Infrastructure Finance ULC	2.855%	9/1/32	CAD	1,681	938
Brookfield Infrastructure Finance ULC	5.980%	2/14/33	CAD	1,500	1,054
Brookfield Infrastructure Finance ULC	5.439%	4/25/34	CAD	2,398	1,604
Brookfield Infrastructure Finance ULC	5.789%	4/25/52	CAD	770	509
Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	2,597	1,813
Brookfield Renewable Partners ULC	3.630%	1/15/27	CAD	1,910	1,292
Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	2,695	1,703
Brookfield Renewable Partners ULC	5.292%	10/28/33	CAD	2,000	1,357
Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	1,910	1,051
Brookfield Renewable Partners ULC	3.330%	8/13/50	CAD	3,104	1,426
Bruce Power LP	3.969%	6/23/26	CAD	2,450	1,701
Bruce Power LP	4.700%	12/21/27	CAD	2,000	1,400
Bruce Power LP	2.680%	12/21/28	CAD	2,000	1,263
Bruce Power LP	4.010%	6/21/29	CAD	1,182	791
Bruce Power LP	4.000%	6/21/30	CAD	2,459	1,612
Bruce Power LP	4.132%	6/21/33	CAD	3,855	2,430
Bruce Power LP	4.746%	6/21/49	CAD	1,795	1,108
CAE Inc.	5.541%	6/12/28	CAD	1,600	1,138
Calgary Airport Authority	3.199%	10/7/36	CAD	8,099	4,563
Calgary Airport Authority	3.341%	10/7/38	CAD	3,048	1,699
Cameco Corp.	2.950%	10/21/27	CAD	1,578	1,023
Canadian Imperial Bank of Commerce	2.750%	3/7/25	CAD	18,001	12,472
Canadian Imperial Bank of Commerce	2.000%	4/17/25	CAD	6,698	4,577
Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	12,683	8,853
Canadian Imperial Bank of Commerce	1.100%	1/19/26	CAD	2,758	1,806
Canadian Imperial Bank of Commerce	1.875%	1/27/26	GBP	3,000	3,346
Canadian Imperial Bank of Commerce	1.700%	7/15/26	CAD	5,199	3,391
Canadian Imperial Bank of Commerce	2.250%	1/7/27	CAD	9,897	6,434
Canadian Imperial Bank of Commerce	4.950%	6/29/27	CAD	8,000	5,597
Canadian Imperial Bank of Commerce	5.050%	10/7/27	CAD	8,300	5,840
Canadian Imperial Bank of Commerce	5.500%	1/14/28	CAD	6,400	4,569
Canadian Imperial Bank of Commerce	1.910%	7/14/28	CHF	10,000	11,121
Canadian Imperial Bank of Commerce	0.010%	4/30/29	EUR	59,024	51,149
Canadian Imperial Bank of Commerce	2.010%	7/21/30	CAD	7,985	5,367
Canadian Imperial Bank of Commerce	1.960%	4/21/31	CAD	4,054	2,635
Canadian Imperial Bank of Commerce	4.200%	4/7/32	CAD	4,042	2,722
Canadian Imperial Bank of Commerce	5.330%	1/20/33	CAD	4,000	2,770
Canadian Imperial Bank of Commerce	5.350%	4/20/33	CAD	3,100	2,147
Canadian National Railway Co.	2.800%	9/22/25	CAD	2,446	1,683
Canadian National Railway Co.	3.200%	7/31/28	CAD	1,347	896
Canadian National Railway Co.	3.000%	2/8/29	CAD	2,000	1,305
Canadian National Railway Co.	4.150%	5/10/30	CAD	3,400	2,305
Canadian National Railway Co.	3.950%	9/22/45	CAD	2,000	1,152
Canadian National Railway Co.	3.600%	8/1/47	CAD	4,892	2,631
Canadian National Railway Co.	3.600%	7/31/48	CAD	200	107
Canadian National Railway Co.	3.600%	2/8/49	CAD	1,048	560
Canadian National Railway Co.	3.050%	2/8/50	CAD	1,339	641
Canadian National Railway Co.	4.700%	5/10/53	CAD	3,800	2,407
Canadian Natural Resources Ltd.	3.420%	12/1/26	CAD	1,700	1,155
Canadian Natural Resources Ltd.	2.500%	1/17/28	CAD	2,464	1,576
Canadian Natural Resources Ltd.	4.850%	5/30/47	CAD	1,069	639
Canadian Pacific Railway Co.	2.540%	2/28/28	CAD	1,535	992
Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	4,516	2,935
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	858	670
Canadian Pacific Railway Co.	3.050%	3/9/50	CAD	3,613	1,703
Canadian Tire Corp. Ltd.	5.372%	9/16/30	CAD	2,000	1,416

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canadian Tire Corp. Ltd.	6.570%	2/24/34	CAD	425	307
	Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	984	655
	Canadian Utilities Ltd.	4.851%	6/3/52	CAD	620	398
	Canadian Western Bank	2.606%	1/30/25	CAD	3,233	2,240
	Canadian Western Bank	3.859%	4/21/25	CAD	1,600	1,118
	Canadian Western Bank	1.926%	4/16/26	CAD	2,140	1,404
	Canadian Western Bank	5.146%	9/2/27	CAD	2,200	1,542
	Canadian Western Bank	1.818%	12/16/27	CAD	2,504	1,542
	Capital City Link General Partnership	4.386%	3/31/46	CAD	391	241
	Capital Power Corp.	4.986%	1/23/26	CAD	823	580
	Capital Power Corp.	5.816%	9/15/28	CAD	2,000	1,431
	Capital Power Corp.	4.424%	2/8/30	CAD	1,139	752
	Capital Power Corp.	3.147%	10/1/32	CAD	1,466	831
	CCL Industries Inc.	3.864%	4/13/28	CAD	795	528
	Cenovus Energy Inc.	3.600%	3/10/27	CAD	3,002	2,044
	Cenovus Energy Inc.	3.500%	2/7/28	CAD	5,290	3,522
	Central 1 Credit Union	4.648%	2/7/28	CAD	2,000	1,352
	Central 1 Credit Union	2.391%	6/30/31	CAD	2,104	1,337
	CGI Inc.	2.100%	9/18/28	CAD	6,939	4,290
	Chartwell Retirement Residences	4.211%	4/28/25	CAD	491	340
	Choice Properties REIT	3.546%	1/10/25	CAD	3,918	2,745
	Choice Properties REIT	2.848%	5/21/27	CAD	3,409	2,223
	Choice Properties REIT	4.178%	3/8/28	CAD	2,450	1,645
	Choice Properties REIT	3.532%	6/11/29	CAD	3,477	2,215
	Choice Properties REIT	2.981%	3/4/30	CAD	2,504	1,514
	Choice Properties REIT	6.003%	6/24/32	CAD	1,600	1,127
	Choice Properties REIT	5.400%	3/1/33	CAD	2,200	1,477
	Choice Properties REIT	5.699%	2/28/34	CAD	1,500	1,023
	CI Financial Corp.	7.000%	12/2/25	CAD	1,070	774
	Clover LP	4.216%	3/31/34	CAD	386	259
	Clover LP	4.216%	6/30/34	CAD	571	383
	Cogeco Communications Inc.	2.991%	9/22/31	CAD	2,104	1,217
	Cogeco Communications Inc.	5.299%	2/16/33	CAD	1,100	739
	Concordia University	6.550%	9/2/42	CAD	1,471	1,186
	Co-operators Financial Services Ltd.	3.327%	5/13/30	CAD	2,960	1,740
[1]	Cordelio Amalco GP I	4.087%	6/30/34	CAD	1,394	914
	Crombie REIT	4.800%	1/31/25	CAD	2,000	1,416
	Crombie REIT	3.677%	8/26/26	CAD	1,471	991
	Crombie REIT	3.917%	6/21/27	CAD	883	587
	Crombie REIT	2.686%	3/31/28	CAD	858	533
	Crombie REIT	3.211%	10/9/30	CAD	319	187
	Crombie REIT	3.133%	8/12/31	CAD	2,000	1,128
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	1,509	918
	CSS FSCC Partnership	6.915%	7/31/42	CAD	7	5
	CT REIT	3.527%	6/9/25	CAD	2,254	1,559
	CT REIT	3.289%	6/1/26	CAD	2,000	1,345
	CT REIT	3.469%	6/16/27	CAD	654	431
	CT REIT	3.029%	2/5/29	CAD	2,000	1,234
	CT REIT	2.371%	1/6/31	CAD	981	538
	CU Inc.	4.543%	10/24/41	CAD	2,381	1,527
	CU Inc.	3.805%	9/10/42	CAD	4,199	2,423
	CU Inc.	4.722%	9/9/43	CAD	3,471	2,264
	CU Inc.	4.085%	9/2/44	CAD	3,245	1,929
	CU Inc.	3.964%	7/27/45	CAD	1,471	855
	CU Inc.	3.763%	11/19/46	CAD	1,535	860
	CU Inc.	3.548%	11/22/47	CAD	1,333	716
	CU Inc.	3.950%	11/23/48	CAD	2,177	1,252
	CU Inc.	2.963%	9/7/49	CAD	2,204	1,054
	CU Inc.	3.174%	9/5/51	CAD	1,677	826
	CU Inc.	4.773%	9/14/52	CAD	1,000	653
	CU Inc.	3.857%	11/14/52	CAD	400	224
	CU Inc.	5.088%	9/20/53	CAD	1,400	962
	CU Inc.	4.211%	10/29/55	CAD	7,346	4,312
	CU Inc.	4.593%	10/24/61	CAD	218	136
	Dollarama Inc.	1.871%	7/8/26	CAD	2,504	1,645
	Dollarama Inc.	1.505%	9/20/27	CAD	981	612
	Dollarama Inc.	5.533%	9/26/28	CAD	3,000	2,173

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Dollarama Inc.	2.443%	7/9/29	CAD	2,356	1,449
Dollarama Inc.	5.165%	4/26/30	CAD	1,300	912
Dream Industrial REIT	1.662%	12/22/25	CAD	4,504	2,960
Dream Industrial REIT	2.057%	6/17/27	CAD	2,305	1,441
Dream Industrial REIT	5.383%	3/22/28	CAD	300	209
Dream Summit Industrial LP	2.150%	9/17/25	CAD	637	427
Dream Summit Industrial LP	1.820%	4/1/26	CAD	529	346
Dream Summit Industrial LP	2.250%	1/12/27	CAD	1,000	635
Dream Summit Industrial LP	2.440%	7/14/28	CAD	2,504	1,526
E-L Financial Corp. Ltd.	4.000%	6/22/50	CAD	1,000	527
Emera Inc.	4.838%	5/2/30	CAD	2,000	1,360
Empire Life Insurance Co.	2.024%	9/24/31	CAD	1,500	955
Enbridge Gas Inc.	3.310%	9/11/25	CAD	1,588	1,101
Enbridge Gas Inc.	2.810%	6/1/26	CAD	1,153	780
Enbridge Gas Inc.	2.500%	8/5/26	CAD	984	658
Enbridge Gas Inc.	2.880%	11/22/27	CAD	1,700	1,121
Enbridge Gas Inc.	2.370%	8/9/29	CAD	1,500	929
Enbridge Gas Inc.	2.900%	4/1/30	CAD	2,450	1,535
Enbridge Gas Inc.	2.350%	9/15/31	CAD	2,100	1,215
Enbridge Gas Inc.	4.150%	8/17/32	CAD	1,300	848
Enbridge Gas Inc.	5.200%	7/23/40	CAD	700	481
Enbridge Gas Inc.	4.880%	6/21/41	CAD	1,691	1,117
Enbridge Gas Inc.	4.500%	11/23/43	CAD	200	125
Enbridge Gas Inc.	4.200%	6/2/44	CAD	2,947	1,758
Enbridge Gas Inc.	4.000%	8/22/44	CAD	984	569
Enbridge Gas Inc.	3.800%	6/1/46	CAD	1,471	817
Enbridge Gas Inc.	3.590%	11/22/47	CAD	1,183	629
Enbridge Gas Inc.	3.510%	11/29/47	CAD	2,305	1,208
Enbridge Gas Inc.	3.010%	8/9/49	CAD	1,671	785
Enbridge Gas Inc.	3.650%	4/1/50	CAD	2,628	1,397
Enbridge Gas Inc.	4.950%	11/22/50	CAD	1,323	872
Enbridge Gas Inc.	3.200%	9/15/51	CAD	2,329	1,124
Enbridge Gas Inc.	4.550%	8/17/52	CAD	2,200	1,359
Enbridge Inc.	3.950%	11/19/24	CAD	1,479	1,046
Enbridge Inc.	2.440%	6/2/25	CAD	2,504	1,715
Enbridge Inc.	3.200%	6/8/27	CAD	7,088	4,706
Enbridge Inc.	5.700%	11/9/27	CAD	2,000	1,442
Enbridge Inc.	4.900%	5/26/28	CAD	1,300	907
Enbridge Inc.	2.990%	10/3/29	CAD	6,419	3,984
Enbridge Inc.	6.100%	11/9/32	CAD	3,700	2,657
Enbridge Inc.	5.360%	5/26/33	CAD	1,600	1,088
Enbridge Inc.	3.100%	9/21/33	CAD	9,010	5,032
Enbridge Inc.	4.240%	8/27/42	CAD	2,638	1,451
Enbridge Inc.	4.570%	3/11/44	CAD	3,299	1,882
Enbridge Inc.	4.870%	11/21/44	CAD	2,058	1,218
Enbridge Inc.	4.100%	9/21/51	CAD	1,603	816
Enbridge Inc.	6.510%	11/9/52	CAD	2,000	1,462
Enbridge Inc.	5.760%	5/26/53	CAD	2,700	1,782
Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	2,571	1,780
Enbridge Pipelines Inc.	3.000%	8/10/26	CAD	1,700	1,146
Enbridge Pipelines Inc.	3.520%	2/22/29	CAD	3,931	2,561
Enbridge Pipelines Inc.	2.820%	5/12/31	CAD	2,207	1,301
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	992	573
Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	2,744	1,568
Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	2,452	1,306
Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	2,621	1,427
Enbridge Pipelines Inc.	4.200%	5/12/51	CAD	1,849	975
Enbridge Pipelines Inc.	5.820%	8/17/53	CAD	1,970	1,331
Energir Inc.	2.100%	4/16/27	CAD	963	624
Energir Inc.	3.530%	5/16/47	CAD	1,227	659
Energir LP	3.040%	2/9/32	CAD	2,684	1,633
Energir LP	4.830%	6/2/53	CAD	1,600	1,055
ENMAX Corp.	3.836%	6/5/28	CAD	1,054	698
ENMAX Corp.	3.876%	10/18/29	CAD	2,557	1,650
EPCOR Utilities Inc.	2.411%	6/30/31	CAD	1,500	884
EPCOR Utilities Inc.	4.550%	2/28/42	CAD	1,463	940
EPCOR Utilities Inc.	3.554%	11/27/47	CAD	3,429	1,849

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
EPCOR Utilities Inc.	3.949%	11/26/48	CAD	1,035	596
EPCOR Utilities Inc.	3.106%	7/8/49	CAD	528	260
EPCOR Utilities Inc.	2.899%	5/19/50	CAD	924	434
EPCOR Utilities Inc.	3.287%	6/28/51	CAD	953	481
EPCOR Utilities Inc.	4.725%	9/2/52	CAD	2,400	1,565
EPCOR Utilities, Inc.	5.326%	10/3/53	CAD	2,000	1,423
Equitable Bank	1.939%	3/10/25	CAD	504	342
Equitable Bank	1.876%	11/26/25	CAD	981	645
Equitable Bank	3.362%	3/2/26	CAD	1,000	672
Fair Hydro Trust	3.357%	5/15/35	CAD	3,516	2,203
Fair Hydro Trust	3.520%	5/15/38	CAD	700	416
Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	1,989	1,412
Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	2,450	1,698
Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	3,208	2,164
Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	1,355	888
Fairfax Financial Holdings Ltd.	3.950%	3/3/31	CAD	4,183	2,546
Federated Co-Operatives Ltd.	3.917%	6/17/25	CAD	1,051	730
Federation des Caisses Desjardins du Quebec	0.010%	9/24/25	EUR	20,587	20,291
Federation des Caisses Desjardins du Quebec	5.200%	10/1/25	CAD	2,500	1,784
Federation des Caisses Desjardins du Quebec	1.093%	1/21/26	CAD	3,475	2,274
Federation des Caisses Desjardins du Quebec	1.587%	9/10/26	CAD	2,000	1,294
Federation des Caisses Desjardins du Quebec	4.407%	5/19/27	CAD	4,700	3,249
Federation des Caisses Desjardins du Quebec	5.475%	8/16/28	CAD	2,300	1,646
Federation des Caisses Desjardins du Quebec	2.856%	5/26/30	CAD	4,495	3,074
Federation des Caisses Desjardins du Quebec	1.992%	5/28/31	CAD	3,559	2,306
Federation des Caisses Desjardins du Quebec	5.035%	8/23/32	CAD	4,300	2,954
Finning International Inc.	4.445%	5/16/28	CAD	1,900	1,311
Finning International Inc.	5.077%	6/13/42	CAD	600	377
First Capital REIT	4.323%	7/31/25	CAD	4,898	3,394
First Capital REIT	3.604%	5/6/26	CAD	1,700	1,138
First Capital REIT	3.456%	1/22/27	CAD	2,000	1,302
First Capital REIT	3.753%	7/12/27	CAD	1,422	921
First National Financial Corp.	2.961%	11/17/25	CAD	491	326
Ford Credit Canada Co.	6.777%	9/15/25	CAD	4,135	2,995
Fortis Inc.	2.180%	5/15/28	CAD	2,532	1,591
Fortis Inc.	4.431%	5/31/29	CAD	3,300	2,256
FortisAlberta Inc.	6.220%	10/31/34	CAD	18	14
FortisAlberta Inc.	4.850%	9/11/43	CAD	300	199
FortisAlberta Inc.	3.672%	9/9/47	CAD	2,052	1,127
FortisAlberta Inc.	3.734%	9/18/48	CAD	900	497
FortisAlberta Inc.	2.632%	6/8/51	CAD	652	285
FortisAlberta Inc.	4.862%	5/26/53	CAD	700	464
FortisBC Energy Inc.	6.500%	5/1/34	CAD	4,898	3,858
FortisBC Energy Inc.	6.050%	2/15/38	CAD	4,898	3,693
FortisBC Energy Inc.	2.820%	8/9/49	CAD	700	324
FortisBC Energy Inc.	2.540%	7/13/50	CAD	800	345
FortisBC Energy Inc.	4.670%	11/28/52	CAD	400	257
FortisBC Inc.	4.000%	10/28/44	CAD	1,029	589
Gibson Energy Inc.	2.450%	7/14/25	CAD	883	601
Gibson Energy Inc.	2.850%	7/14/27	CAD	1,311	853
Gibson Energy Inc.	3.600%	9/17/29	CAD	2,047	1,301
Gibson Energy Inc.	5.750%	7/12/33	CAD	1,400	969
Gibson Energy Inc.	6.200%	7/12/53	CAD	1,400	955
Granite REIT Holdings LP	3.062%	6/4/27	CAD	1,051	685
Granite REIT Holdings LP	2.194%	8/30/28	CAD	2,504	1,514
Granite REIT Holdings LP	2.378%	12/18/30	CAD	2,172	1,216
Greater Toronto Airports Authority	1.540%	5/3/28	CAD	3,144	1,958
Greater Toronto Airports Authority	2.730%	4/3/29	CAD	4,391	2,832
Greater Toronto Airports Authority	3.260%	6/1/37	CAD	4,424	2,539
Greater Toronto Airports Authority	2.750%	10/17/39	CAD	4,546	2,362
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,519	1,798
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,450	1,593
Great-West Lifeco Inc.	1.750%	12/7/26	EUR	100	99
Great-West Lifeco Inc.	2.379%	5/14/30	CAD	6,136	3,696
Great-West Lifeco Inc.	6.670%	3/21/33	CAD	975	740
Great-West Lifeco Inc.	5.998%	11/16/39	CAD	3,388	2,498
Great-West Lifeco Inc.	2.981%	7/8/50	CAD	1,400	656

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
H&R REIT	2.906%	6/2/26	CAD	2,450	1,611
H&R REIT	2.633%	2/19/27	CAD	1,452	924
Halifax International Airport Authority	5.503%	7/19/41	CAD	52	36
Honda Canada Finance Inc.	3.444%	5/23/25	CAD	2,111	1,471
Honda Canada Finance Inc.	1.337%	3/17/26	CAD	1,815	1,191
Honda Canada Finance Inc.	1.711%	9/28/26	CAD	1,706	1,105
Honda Canada Finance Inc.	4.873%	9/23/27	CAD	2,300	1,616
Honda Canada Finance Inc.	1.646%	2/25/28	CAD	2,047	1,263
Honda Canada Finance Inc.	5.730%	9/28/28	CAD	4,000	2,937
Hospital for Sick Children	5.217%	12/16/49	CAD	850	608
Hospital for Sick Children	3.416%	12/7/57	CAD	1,381	707
Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	2,156	1,466
HSBC Bank Canada	4.810%	12/16/24	CAD	4,100	2,931
HSBC Bank Canada	3.403%	3/24/25	CAD	5,608	3,921
HSBC Bank Canada	1.782%	5/20/26	CAD	5,989	3,953
HSBC Bank Canada	0.010%	9/14/26	EUR	1,300	1,241
HSBC Bank Canada	1.500%	9/15/27	EUR	10,300	10,057
Hydro One Inc.	1.760%	2/28/25	CAD	1,000	688
Hydro One Inc.	2.970%	6/26/25	CAD	62	43
Hydro One Inc.	2.770%	2/24/26	CAD	4,800	3,287
Hydro One Inc.	4.910%	1/27/28	CAD	1,800	1,288
Hydro One Inc.	3.020%	4/5/29	CAD	4,461	2,910
Hydro One Inc.	3.930%	11/30/29	CAD	1,700	1,154
Hydro One Inc.	2.160%	2/28/30	CAD	1,500	910
Hydro One Inc.	7.350%	6/3/30	CAD	981	778
Hydro One Inc.	1.690%	1/16/31	CAD	1,900	1,084
Hydro One Inc.	2.230%	9/17/31	CAD	1,854	1,078
Hydro One Inc.	6.930%	6/1/32	CAD	557	437
Hydro One Inc.	4.160%	1/27/33	CAD	2,100	1,386
Hydro One Inc.	5.360%	5/20/36	CAD	491	357
Hydro One Inc.	4.890%	3/13/37	CAD	2,450	1,665
Hydro One Inc.	5.490%	7/16/40	CAD	1,727	1,245
Hydro One Inc.	4.390%	9/26/41	CAD	2,505	1,583
Hydro One Inc.	4.590%	10/9/43	CAD	2,695	1,737
Hydro One Inc.	4.170%	6/6/44	CAD	2,600	1,576
Hydro One Inc.	3.910%	2/23/46	CAD	1,567	906
Hydro One Inc.	5.000%	10/19/46	CAD	981	666
Hydro One Inc.	3.720%	11/18/47	CAD	1,907	1,065
Hydro One Inc.	3.630%	6/25/49	CAD	4,467	2,443
Hydro One Inc.	2.710%	2/28/50	CAD	1,877	852
Hydro One Inc.	3.640%	4/5/50	CAD	1,802	985
Hydro One Inc.	3.100%	9/15/51	CAD	2,530	1,234
Hydro One Inc.	4.000%	12/22/51	CAD	1,077	624
Hydro One Inc.	4.460%	1/27/53	CAD	1,200	752
Hydro One Inc.	3.790%	7/31/62	CAD	981	521
Hydro One Ltd.	1.410%	10/15/27	CAD	5,541	3,475
Hydro Ottawa Holding Inc.	3.991%	5/14/43	CAD	1,029	591
Hyundai Capital Canada Inc.	2.008%	5/12/26	CAD	3,604	2,363
Hyundai Capital Canada Inc.	3.196%	2/16/27	CAD	926	611
Hyundai Capital Canada Inc.	5.565%	3/8/28	CAD	2,000	1,415
iA Financial Corp Inc.	3.187%	2/25/32	CAD	1,700	1,117
iA Financial Corp Inc.	5.685%	6/20/33	CAD	1,900	1,348
iA Financial Corp. Inc.	3.072%	9/24/31	CAD	1,471	974
IGM Financial Inc	5.426%	5/26/53	CAD	1,100	750
IGM Financial Inc.	3.440%	1/26/27	CAD	2,514	1,691
IGM Financial Inc.	4.560%	1/25/47	CAD	1,041	629
IGM Financial Inc.	4.115%	12/9/47	CAD	2,981	1,674
IGM Financial Inc.	4.174%	7/13/48	CAD	600	340
IGM Financial Inc.	4.206%	3/21/50	CAD	687	390
Independent Order of Foresters	2.885%	10/15/35	CAD	557	315
InPower BC General Partnership	4.471%	3/31/33	CAD	1,572	1,066
Intact Financial Corp.	3.770%	3/2/26	CAD	1,165	808
Intact Financial Corp.	2.850%	6/7/27	CAD	2,196	1,451
Intact Financial Corp.	2.179%	5/18/28	CAD	1,500	940
Intact Financial Corp.	1.928%	12/16/30	CAD	3,624	2,067
Intact Financial Corp.	6.400%	11/23/39	CAD	25	19
Intact Financial Corp.	5.160%	6/16/42	CAD	1,460	982

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Intact Financial Corp.	2.954%	12/16/50	CAD	1,946	895
Intact Financial Corp.	5.276%	9/14/54	CAD	2,000	1,377
Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	22	16
Inter Pipeline Ltd.	3.173%	3/24/25	CAD	812	563
Inter Pipeline Ltd.	3.484%	12/16/26	CAD	1,825	1,224
Inter Pipeline Ltd.	4.232%	6/1/27	CAD	3,404	2,318
Inter Pipeline Ltd.	5.760%	2/17/28	CAD	3,100	2,208
Inter Pipeline Ltd.	5.710%	5/29/30	CAD	3,100	2,151
Inter Pipeline Ltd.	3.983%	11/25/31	CAD	3,082	1,853
Inter Pipeline Ltd.	5.849%	5/18/32	CAD	2,240	1,524
Inter Pipeline Ltd.	6.380%	2/17/33	CAD	2,000	1,404
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	2,943	1,597
Inter Pipeline Ltd.	5.091%	11/27/51	CAD	1,053	594
Ivanhoe Cambridge II Inc.	2.296%	12/12/24	CAD	2,512	1,746
Ivanhoe Cambridge II Inc.	4.994%	6/2/28	CAD	1,200	846
Keyera Corp.	3.934%	6/21/28	CAD	1,679	1,118
Keyera Corp.	3.959%	5/29/30	CAD	1,378	881
Keyera Corp.	5.022%	3/28/32	CAD	1,812	1,203
Laurentian Bank of Canada	1.950%	3/17/25	CAD	2,000	1,361
Laurentian Bank of Canada	4.600%	9/2/25	CAD	2,000	1,401
Liberty Utilities Canada LP	3.315%	2/14/50	CAD	800	383
Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	3,631	2,514
Loblaw Cos. Ltd.	2.284%	5/7/30	CAD	6,067	3,622
Loblaw Cos. Ltd.	5.008%	9/13/32	CAD	3,700	2,540
Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,228	875
Loblaw Cos. Ltd.	5.336%	9/13/52	CAD	600	403
Lower Mattagami Energy LP	2.433%	5/14/31	CAD	3,241	1,933
Lower Mattagami Energy LP	5.139%	5/18/41	CAD	2,557	1,789
Lower Mattagami Energy LP	4.944%	9/21/43	CAD	277	189
Lower Mattagami Energy LP	4.176%	2/23/46	CAD	400	244
Lower Mattagami Energy LP	4.175%	4/23/52	CAD	800	479
Magna International Inc.	4.950%	1/31/31	CAD	1,400	964
Magna International Inc.	4.375%	3/17/32	EUR	2,500	2,635
Manulife Bank of Canada	2.378%	11/19/24	CAD	1,429	996
Manulife Bank of Canada	1.337%	2/26/26	CAD	4,329	2,842
Manulife Bank of Canada	1.536%	9/14/26	CAD	1,504	971
Manulife Bank of Canada	2.864%	2/16/27	CAD	2,782	1,845
Manulife Finance Delaware LP	5.059%	12/15/41	CAD	1,857	1,192
Manulife Financial Corp.	2.237%	5/12/30	CAD	6,577	4,477
Manulife Financial Corp.	5.409%	3/10/33	CAD	4,100	2,885
Manulife Financial Corp.	2.818%	5/13/35	CAD	5,296	3,131
McGill University	6.150%	9/22/42	CAD	16	12
McGill University	3.975%	1/29/56	CAD	169	95
McGill University Health Centre	5.360%	12/31/43	CAD	306	216
Metro Inc.	3.390%	12/6/27	CAD	5,198	3,492
Metro Inc.	5.970%	10/15/35	CAD	2,473	1,801
Metro Inc.	4.270%	12/4/47	CAD	3,283	1,888
Metro Inc.	3.413%	2/28/50	CAD	1,681	823
Mountain View Partners GP	3.974%	3/31/51	CAD	30	17
National Bank of Canada	2.580%	2/3/25	CAD	3,282	2,277
National Bank of Canada	0.750%	3/13/25	EUR	4,461	4,525
National Bank of Canada	5.296%	11/3/25	CAD	5,300	3,789
National Bank of Canada	1.534%	6/15/26	CAD	2,799	1,821
National Bank of Canada	1.573%	8/18/26	CAD	3,200	2,140
National Bank of Canada	2.237%	11/4/26	CAD	5,233	3,421
National Bank of Canada	5.219%	6/14/28	CAD	6,800	4,818
National Bank of Canada	5.426%	8/16/32	CAD	3,000	2,094
NAV Canada	0.937%	2/9/26	CAD	1,420	933
NAV Canada	2.063%	5/29/30	CAD	2,106	1,262
NAV Canada	3.534%	2/23/46	CAD	491	273
NAV Canada	3.293%	3/30/48	CAD	3,428	1,795
NAV Canada	2.924%	9/29/51	CAD	1,650	791
Nissan Canada Inc.	2.103%	9/22/25	CAD	4,221	2,803
North Battleford Power LP	4.958%	12/31/32	CAD	1,750	1,221
North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	4/24/26	CAD	982	670
North West Redwater Partnership / NWR Financing Co. Ltd.	2.000%	12/1/26	CAD	1,705	1,111
North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	3,730	2,467

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	2,426	1,651
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/31	CAD	4,899	2,918
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	2,695	1,723
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/35	CAD	2,807	1,666
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	2,271	1,478
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	1,706	1,054
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	2,150	1,184
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	2,828	1,625
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.750%	6/1/51	CAD	2,756	1,458
	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	743	447
[3]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	1,312	788
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	2,040	1,180
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/38	CAD	2,147	1,217
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	2,871	1,673
	Nouvelle Autoroute 30 Financement Inc.	4.115%	6/30/42	CAD	1,213	708
	Nova Scotia Power Inc.	4.951%	11/15/32	CAD	1,200	806
	Nova Scotia Power Inc.	6.950%	8/25/33	CAD	800	611
	Nova Scotia Power Inc.	5.670%	11/14/35	CAD	600	415
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	1,212	834
	Nova Scotia Power Inc.	4.150%	3/6/42	CAD	1,000	575
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	1,211	725
	Nova Scotia Power Inc.	3.612%	5/1/45	CAD	700	362
	Nova Scotia Power Inc.	3.571%	4/5/49	CAD	1,614	806
	Nova Scotia Power Inc.	3.307%	4/25/50	CAD	1,254	590
	Nova Scotia Power Inc.	5.355%	3/24/53	CAD	800	530
	OMERS Realty Corp.	3.328%	11/12/24	CAD	520	366
	OMERS Realty Corp.	3.331%	6/5/25	CAD	3,563	2,480
	OMERS Realty Corp.	3.244%	10/4/27	CAD	3,312	2,188
	OMERS Realty Corp.	5.381%	11/14/28	CAD	3,500	2,494
	OMERS Realty Corp.	3.628%	6/5/30	CAD	2,204	1,405
	Ontario Power Generation Inc.	1.170%	4/22/26	CAD	1,900	1,240
	Ontario Power Generation Inc.	3.315%	10/4/27	CAD	2,905	1,956
	Ontario Power Generation Inc.	2.977%	9/13/29	CAD	3,918	2,505
	Ontario Power Generation Inc.	3.215%	4/8/30	CAD	4,939	3,152
	Ontario Power Generation Inc.	3.838%	6/22/48	CAD	2,939	1,628
	Ontario Power Generation Inc.	4.248%	1/18/49	CAD	2,100	1,244
	Ontario Power Generation Inc.	3.651%	9/13/50	CAD	1,277	677
	Ontario Power Generation Inc.	2.947%	2/21/51	CAD	1,743	798
	OPB Finance Trust	3.890%	7/4/42	CAD	1,000	597
	Original Wempi Inc.	7.791%	10/4/27	CAD	4,620	3,374
	Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	649	390
	Pembina Pipeline Corp.	3.540%	2/3/25	CAD	1,500	1,050
	Pembina Pipeline Corp.	3.710%	8/11/26	CAD	2,380	1,628
	Pembina Pipeline Corp.	4.240%	6/15/27	CAD	1,475	1,013
	Pembina Pipeline Corp.	4.020%	3/27/28	CAD	2,254	1,513
	Pembina Pipeline Corp.	3.620%	4/3/29	CAD	2,071	1,335
	Pembina Pipeline Corp.	3.310%	2/1/30	CAD	3,624	2,261
	Pembina Pipeline Corp.	3.530%	12/10/31	CAD	2,000	1,203
	Pembina Pipeline Corp.	4.750%	4/30/43	CAD	1,475	854
	Pembina Pipeline Corp.	4.810%	3/25/44	CAD	2,720	1,579
	Pembina Pipeline Corp.	4.740%	1/21/47	CAD	2,577	1,460
	Pembina Pipeline Corp.	4.750%	3/26/48	CAD	4,011	2,265
	Pembina Pipeline Corp.	4.540%	4/3/49	CAD	3,244	1,764
	Pembina Pipeline Corp.	4.670%	5/28/50	CAD	1,872	1,036
	Pembina Pipeline Corp.	4.490%	12/10/51	CAD	2,406	1,285
	Penske Truck Leasing Canada Inc.	5.440%	12/8/25	CAD	1,100	786
	Plenary Health Bridgepoint LP	7.246%	8/31/42	CAD	849	668
	Plenary Health Care Partnerships Humber LP	4.895%	5/31/39	CAD	1,253	840
	Plenary Properties LTAP LP	6.288%	1/31/44	CAD	2,436	1,802
	Power Corp. of Canada	4.810%	1/31/47	CAD	1,100	694
	Power Corp. of Canada	4.455%	7/27/48	CAD	1,664	990
	Power Financial Corp.	6.900%	3/11/33	CAD	615	470
	Primaris REIT	5.934%	3/29/28	CAD	1,500	1,045
	Reliance LP	3.836%	3/15/25	CAD	2,000	1,400
	Reliance LP	3.750%	3/15/26	CAD	964	660
	Reliance LP	2.680%	12/1/27	CAD	2,187	1,384
	Reliance LP	2.670%	8/1/28	CAD	1,704	1,053

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
RioCan REIT	2.576%	2/12/25	CAD	2,107	1,450
RioCan REIT	1.974%	6/15/26	CAD	1,471	951
RioCan REIT	2.361%	3/10/27	CAD	2,583	1,640
RioCan REIT	5.611%	10/6/27	CAD	800	559
RioCan REIT	2.829%	11/8/28	CAD	1,776	1,080
RioCan REIT	4.628%	5/1/29	CAD	1,200	788
RioCan REIT	5.962%	10/1/29	CAD	2,200	1,533
Rogers Communications Inc.	3.100%	4/15/25	CAD	7,561	5,242
Rogers Communications Inc.	5.650%	9/21/26	CAD	2,100	1,510
Rogers Communications Inc.	3.800%	3/1/27	CAD	2,800	1,892
Rogers Communications Inc.	3.650%	3/31/27	CAD	6,092	4,105
Rogers Communications Inc.	5.700%	9/21/28	CAD	4,000	2,867
Rogers Communications Inc.	4.400%	11/2/28	CAD	64	43
Rogers Communications Inc.	3.750%	4/15/29	CAD	3,938	2,556
Rogers Communications Inc.	3.250%	5/1/29	CAD	5,206	3,291
Rogers Communications Inc.	3.300%	12/10/29	CAD	2,700	1,684
Rogers Communications Inc.	5.800%	9/21/30	CAD	2,000	1,417
Rogers Communications Inc.	2.900%	12/9/30	CAD	2,463	1,450
Rogers Communications Inc.	4.250%	4/15/32	CAD	4,838	3,040
Rogers Communications Inc.	5.900%	9/21/33	CAD	4,370	3,072
Rogers Communications Inc.	6.680%	11/4/39	CAD	1,891	1,375
Rogers Communications Inc.	6.750%	11/9/39	CAD	5,507	4,025
Rogers Communications Inc.	6.110%	8/25/40	CAD	3,650	2,504
Rogers Communications Inc.	6.560%	3/22/41	CAD	1,698	1,222
Rogers Communications Inc.	4.250%	12/9/49	CAD	1,714	889
Rogers Communications Inc.	5.250%	4/15/52	CAD	3,780	2,308
Royal Bank of Canada	2.609%	11/1/24	CAD	9,498	6,647
Royal Bank of Canada	0.125%	3/25/25	EUR	35,000	35,164
Royal Bank of Canada	1.936%	5/1/25	CAD	5,424	3,703
Royal Bank of Canada	4.930%	7/16/25	CAD	1,300	930
Royal Bank of Canada	3.369%	9/29/25	CAD	15,050	10,396
Royal Bank of Canada	1.589%	5/4/26	CAD	5,570	3,651
Royal Bank of Canada	0.050%	6/19/26	EUR	8,272	7,969
Royal Bank of Canada	5.341%	6/23/26	CAD	6,000	4,297
Royal Bank of Canada	1.000%	9/9/26	GBP	5,000	5,357
Royal Bank of Canada	5.235%	11/2/26	CAD	7,000	4,988
Royal Bank of Canada	0.010%	1/21/27	EUR	7,369	6,935
Royal Bank of Canada	2.328%	1/28/27	CAD	9,698	6,316
Royal Bank of Canada	0.125%	4/26/27	EUR	7,500	7,022
Royal Bank of Canada	3.625%	6/14/27	GBP	3,000	3,390
Royal Bank of Canada	4.612%	7/26/27	CAD	8,100	5,610
Royal Bank of Canada	4.642%	1/17/28	CAD	11,200	7,766
Royal Bank of Canada	5.000%	1/24/28	GBP	2,000	2,342
Royal Bank of Canada	4.632%	5/1/28	CAD	11,800	8,153
Royal Bank of Canada	3.500%	7/25/28	EUR	20,000	20,987
Royal Bank of Canada	1.833%	7/31/28	CAD	5,242	3,204
Royal Bank of Canada	2.125%	4/26/29	EUR	5,400	5,099
Royal Bank of Canada	2.880%	12/23/29	CAD	6,150	4,275
Royal Bank of Canada	5.228%	6/24/30	CAD	6,000	4,195
Royal Bank of Canada	2.088%	6/30/30	CAD	4,928	3,325
Royal Bank of Canada	0.010%	1/27/31	EUR	9,000	7,279
Royal Bank of Canada	2.140%	11/3/31	CAD	6,985	4,475
Royal Bank of Canada	2.940%	5/3/32	CAD	3,640	2,348
Royal Bank of Canada	1.670%	1/28/33	CAD	4,043	2,429
Royal Bank of Canada	5.010%	2/1/33	CAD	4,900	3,366
Sagen MI Canada Inc.	2.955%	3/1/27	CAD	908	576
Sagen MI Canada Inc.	3.261%	3/5/31	CAD	1,800	1,012
Saputo Inc.	2.876%	11/19/24	CAD	158	111
Saputo Inc.	3.603%	8/14/25	CAD	3,480	2,422
Saputo Inc.	1.415%	6/19/26	CAD	981	636
Saputo Inc.	2.242%	6/16/27	CAD	2,610	1,679
Saputo Inc.	2.297%	6/22/28	CAD	1,600	999
Saputo Inc.	5.250%	11/29/29	CAD	800	563
Scotiabank Capital Trust	5.650%	12/31/56	CAD	1,933	1,383
SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	1,718	1,144
Simon Fraser University	5.613%	6/10/43	CAD	160	117
SmartCentres REIT	3.444%	8/28/26	CAD	107	71

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
SmartCentres REIT	3.192%	6/11/27	CAD	2,000	1,295
SmartCentres REIT	3.834%	12/21/27	CAD	2,450	1,600
SmartCentres REIT	5.354%	5/29/28	CAD	1,200	825
SmartCentres REIT	2.307%	12/18/28	CAD	1,274	752
SmartCentres REIT	3.526%	12/20/29	CAD	3,184	1,944
SmartCentres REIT	3.648%	12/11/30	CAD	981	585
SSL Finance Inc.	4.099%	10/31/45	CAD	1,336	802
Stantec Inc.	2.048%	10/8/27	CAD	1,200	755
Stantec Inc.	5.393%	6/27/30	CAD	1,000	697
Sun Life Capital Trust	7.093%	6/30/52	CAD	900	666
Sun Life Financial Inc.	2.460%	11/18/31	CAD	2,500	1,627
Sun Life Financial Inc.	2.580%	5/10/32	CAD	3,495	2,257
Sun Life Financial Inc.	2.800%	11/21/33	CAD	4,481	2,776
Sun Life Financial Inc.	4.780%	8/10/34	CAD	3,100	2,094
Sun Life Financial Inc.	2.060%	10/1/35	CAD	5,877	3,264
Sun Life Financial Inc.	5.400%	5/29/42	CAD	2,377	1,580
Suncor Energy Inc.	5.390%	3/26/37	CAD	1,800	1,209
Suncor Energy Inc.	4.340%	9/13/46	CAD	1,113	626
Suncor Energy Inc.	3.950%	3/4/51	CAD	1,948	1,003
TELUS Corp.	3.750%	1/17/25	CAD	2,186	1,541
TELUS Corp.	3.750%	3/10/26	CAD	3,376	2,337
TELUS Corp.	2.750%	7/8/26	CAD	3,800	2,552
TELUS Corp.	2.350%	1/27/28	CAD	2,939	1,865
TELUS Corp.	3.625%	3/1/28	CAD	4,701	3,138
TELUS Corp.	3.300%	5/2/29	CAD	3,707	2,368
TELUS Corp.	5.000%	9/13/29	CAD	1,500	1,040
TELUS Corp.	3.150%	2/19/30	CAD	3,100	1,923
TELUS Corp.	5.600%	9/9/30	CAD	2,020	1,434
TELUS Corp.	2.050%	10/7/30	CAD	1,104	624
TELUS Corp.	2.850%	11/13/31	CAD	3,100	1,788
TELUS Corp.	5.250%	11/15/32	CAD	4,600	3,121
TELUS Corp.	4.950%	3/28/33	CAD	2,000	1,322
TELUS Corp.	5.750%	9/8/33	CAD	4,200	2,939
TELUS Corp.	4.400%	4/1/43	CAD	1,165	655
TELUS Corp.	4.850%	4/5/44	CAD	4,530	2,694
TELUS Corp.	4.750%	1/17/45	CAD	1,727	1,010
TELUS Corp.	4.400%	1/29/46	CAD	2,141	1,184
TELUS Corp.	4.700%	3/6/48	CAD	2,293	1,317
TELUS Corp.	3.950%	2/16/50	CAD	4,290	2,148
TELUS Corp.	4.100%	4/5/51	CAD	2,272	1,169
TELUS Corp.	5.650%	9/13/52	CAD	2,700	1,779
TELUS Corp.	5.950%	9/8/53	CAD	2,000	1,377
Teranet Holdings LP	3.544%	6/11/25	CAD	4,101	2,831
Teranet Holdings LP	5.754%	12/17/40	CAD	1,663	1,069
Teranet Holdings LP	6.100%	6/17/41	CAD	1,802	1,202
Thomson Reuters Corp.	2.239%	5/14/25	CAD	9,342	6,399
TMX Group Ltd.	3.779%	6/5/28	CAD	1,400	941
TMX Group Ltd.	2.016%	2/12/31	CAD	800	455
Toromont Industries Ltd.	3.842%	10/27/27	CAD	2,277	1,542
Toronto Hydro Corp.	2.520%	8/25/26	CAD	2,695	1,808
Toronto Hydro Corp.	2.430%	12/11/29	CAD	2,939	1,829
Toronto Hydro Corp.	5.540%	5/21/40	CAD	652	476
Toronto Hydro Corp.	3.550%	7/28/45	CAD	684	378
Toronto Hydro Corp.	3.485%	2/28/48	CAD	2,497	1,344
Toronto Hydro Corp.	2.990%	12/10/49	CAD	815	394
Toronto Hydro Corp.	3.270%	10/18/51	CAD	1,103	559
Toronto Hydro Corp.	4.950%	10/13/52	CAD	1,800	1,221
Toronto-Dominion Bank	2.496%	12/2/24	CAD	11,640	8,117
Toronto-Dominion Bank	1.943%	3/13/25	CAD	5,820	3,992
Toronto-Dominion Bank	0.625%	6/6/25	EUR	6,818	6,861
Toronto-Dominion Bank	2.667%	9/9/25	CAD	9,369	6,396
Toronto-Dominion Bank	1.128%	12/9/25	CAD	5,093	3,359
Toronto-Dominion Bank	3.879%	3/13/26	EUR	14,000	14,845
Toronto-Dominion Bank	5.423%	7/10/26	CAD	13,400	9,616
Toronto-Dominion Bank	2.260%	1/7/27	CAD	5,620	3,662
Toronto-Dominion Bank	0.500%	1/18/27	EUR	4,300	4,035
Toronto-Dominion Bank	2.875%	4/5/27	GBP	3,200	3,535

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Toronto-Dominion Bank	4.210%	6/1/27	CAD	10,396	7,141
	Toronto-Dominion Bank	0.100%	7/19/27	EUR	9,681	8,976
	Toronto-Dominion Bank	2.551%	8/3/27	EUR	4,000	3,980
	Toronto-Dominion Bank	5.376%	10/21/27	CAD	7,400	5,278
	Toronto-Dominion Bank	4.477%	1/18/28	CAD	8,900	6,131
	Toronto-Dominion Bank	1.888%	3/8/28	CAD	13,957	8,713
	Toronto-Dominion Bank	5.491%	9/8/28	CAD	6,000	4,290
	Toronto-Dominion Bank	1.896%	9/11/28	CAD	5,101	3,117
	Toronto-Dominion Bank	4.680%	1/8/29	CAD	12,500	8,635
	Toronto-Dominion Bank	1.952%	4/8/30	EUR	22,400	20,320
	Toronto-Dominion Bank	3.105%	4/22/30	CAD	12,214	8,420
	Toronto-Dominion Bank	4.859%	3/4/31	CAD	4,130	2,895
	Toronto-Dominion Bank	3.060%	1/26/32	CAD	7,860	5,150
	Toronto-Dominion Bank	3.129%	8/3/32	EUR	2,000	1,895
	Tourmaline Oil Corp.	2.529%	2/12/29	CAD	1,700	1,053
	Toyota Credit Canada Inc.	2.110%	2/26/25	CAD	2,458	1,693
	Toyota Credit Canada Inc.	2.730%	8/25/25	CAD	2,000	1,373
	Toyota Credit Canada Inc.	1.180%	2/23/26	CAD	1,770	1,159
	Toyota Credit Canada Inc.	5.290%	7/13/26	CAD	4,000	2,873
	Toyota Credit Canada Inc.	1.660%	7/20/26	CAD	592	387
	Toyota Credit Canada Inc.	4.330%	1/24/28	CAD	1,900	1,308
	TransCanada PipeLines Ltd.	3.300%	7/17/25	CAD	3,849	2,666
	TransCanada PipeLines Ltd.	5.419%	3/10/26	CAD	2,000	1,429
	TransCanada PipeLines Ltd.	4.350%	5/12/26	CAD	1,300	910
	TransCanada PipeLines Ltd.	3.800%	4/5/27	CAD	9,440	6,429
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	2,575	1,691
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	2,211	1,601
	TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	3,275	2,036
	TransCanada PipeLines Ltd.	5.277%	7/15/30	CAD	5,200	3,601
	TransCanada PipeLines Ltd.	2.970%	6/9/31	CAD	3,949	2,312
	TransCanada PipeLines Ltd.	5.330%	5/12/32	CAD	4,205	2,871
	TransCanada PipeLines Ltd.	8.050%	2/17/39	CAD	24	20
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	3,929	2,253
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	3,841	2,072
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	4,004	2,138
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	4,991	2,589
	TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	4,040	2,143
	TransCanada PipeLines Ltd.	5.920%	5/12/52	CAD	1,200	804
	Transcontinental Inc.	2.280%	7/13/26	CAD	1,600	1,039
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	635	340
	TriSummit Utilities Inc.	3.150%	4/6/26	CAD	890	605
	TriSummit Utilities Inc.	4.260%	12/5/28	CAD	1,335	899
	University of Ottawa	6.280%	4/15/43	CAD	800	630
	University of Ottawa	2.635%	2/13/60	CAD	1,811	729
	University of Toronto	5.841%	12/15/43	CAD	34	26
	University of Toronto	4.251%	12/7/51	CAD	1,225	737
	University of Western Ontario	4.798%	5/24/47	CAD	47	31
[3]	Vancouver Airport Authority	7.425%	12/7/26	CAD	7,346	5,591
	Vancouver Airport Authority	3.857%	11/10/45	CAD	626	366
	Vancouver Airport Authority	3.656%	11/23/48	CAD	1,000	558
	Vancouver Airport Authority	2.874%	10/18/49	CAD	1,026	490
	Vancouver Airport Authority	2.800%	9/21/50	CAD	1,678	785
	Westcoast Energy Inc.	3.770%	12/8/25	CAD	1,828	1,270
	Westcoast Energy Inc.	4.791%	10/28/41	CAD	1,885	1,149
	WSP Global Inc.	2.408%	4/19/28	CAD	2,079	1,311
	York University	6.480%	3/7/42	CAD	846	676
						1,718,218
China (0.0%)
	China Construction Bank Europe SA	0.000%	6/28/24	EUR	270	277
	Prosus NV	1.539%	8/3/28	EUR	796	676
[3]	Prosus NV	1.288%	7/13/29	EUR	1,884	1,478
	Prosus NV	2.031%	8/3/32	EUR	4,515	3,250
[3]	Prosus NV	1.985%	7/13/33	EUR	2,786	1,910
	Prosus NV	2.778%	1/19/34	EUR	6,400	4,631
	State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	1,112	1,101
	State Grid Overseas Investment BVI Ltd.	1.375%	5/2/25	EUR	3,459	3,496
	State Grid Overseas Investment BVI Ltd.	0.797%	8/5/26	EUR	13,455	12,992

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
State Grid Overseas Investment BVI Ltd.	2.125%	5/2/30	EUR	3,415	3,127
					32,938
Czech Republic (0.0%)
CEZ A/S	4.875%	4/16/25	EUR	6,091	6,477
CEZ A/S	3.000%	6/5/28	EUR	6,141	6,099
CPI Property Group SA	2.750%	5/12/26	EUR	2,500	2,195
CPI Property Group SA	1.625%	4/23/27	EUR	6,094	4,742
CPI Property Group SA	2.750%	1/22/28	GBP	1,293	1,111
CPI Property Group SA	1.750%	1/14/30	EUR	3,000	1,847
CPI Property Group SA	1.500%	1/27/31	EUR	1,481	835
EP Infrastructure A/S	1.698%	7/30/26	EUR	836	770
EP Infrastructure A/S	2.045%	10/9/28	EUR	3,808	3,245
EP Infrastructure A/S	1.816%	3/2/31	EUR	2,046	1,547
					28,868
Denmark (0.4%)
AP Moller - Maersk A/S	1.750%	3/16/26	EUR	26,325	26,404
AP Moller - Maersk A/S	0.750%	11/25/31	EUR	12,786	10,309
Carlsberg Breweries A/S	3.500%	11/26/26	EUR	18,000	18,826
Carlsberg Breweries A/S	0.375%	6/30/27	EUR	4,000	3,719
Carlsberg Breweries A/S	0.875%	7/1/29	EUR	4,500	4,012
Carlsberg Breweries A/S	0.625%	3/9/30	EUR	400	342
Danfoss Finance I BV	0.125%	4/28/26	EUR	5,169	4,944
Danfoss Finance I BV	0.375%	10/28/28	EUR	2,200	1,933
Danica Pension Livsforsikrings AB	4.375%	9/29/45	EUR	1,635	1,667
Danmarks Skibskredit A/S	0.250%	6/21/28	EUR	700	625
Danske Bank A/S	0.625%	5/26/25	EUR	1,786	1,788
Danske Bank A/S	4.000%	1/12/27	EUR	5,499	5,764
Danske Bank A/S	0.750%	11/22/27	EUR	7,369	6,973
Danske Bank A/S	2.250%	1/14/28	GBP	9,315	9,889
Danske Bank A/S	0.750%	6/9/29	EUR	11,776	10,433
Danske Bank A/S	1.375%	2/12/30	EUR	10,136	10,143
Danske Bank A/S	1.500%	9/2/30	EUR	7,000	6,887
Danske Bank A/S	4.125%	1/10/31	EUR	12,000	12,445
Danske Bank AS	6.500%	8/23/28	GBP	2,500	3,066
DSV Finance BV	0.875%	9/17/36	EUR	4,276	2,962
ISS Global A/S	2.125%	12/2/24	EUR	200	206
ISS Global A/S	0.875%	6/18/26	EUR	100	97
ISS Global A/S	1.500%	8/31/27	EUR	9,771	9,229
Jyske Realkredit A/S	0.375%	4/1/25	EUR	3,459	3,484
Jyske Realkredit A/S	0.500%	10/1/26	EUR	10,810	10,468
Nordea Kredit Realkreditaktieselskab	1.000%	4/1/26	DKK	26,000	3,473
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/26	DKK	214,000	28,268
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	55	8
Nykredit Realkredit A/S	2.000%	1/1/25	DKK	199,119	27,606
Nykredit Realkredit A/S	0.500%	7/10/25	EUR	9,947	9,883
Nykredit Realkredit A/S	2.000%	1/1/26	DKK	160,500	21,973
Nykredit Realkredit A/S	1.000%	7/1/26	DKK	337,560	44,710
Nykredit Realkredit A/S	1.000%	1/1/27	DKK	350,302	45,831
Nykredit Realkredit A/S	0.375%	1/17/28	EUR	12,604	11,207
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	16,621	1,912
Orsted A/S	3.625%	3/1/26	EUR	2,500	2,616
Orsted A/S	2.250%	6/14/28	EUR	5,000	4,870
Orsted A/S	1.500%	11/26/29	EUR	21,318	19,344
Orsted A/S	3.250%	9/13/31	EUR	2,000	1,967
Orsted A/S	4.875%	1/12/32	GBP	8,901	9,827
Orsted A/S	2.500%	5/16/33	GBP	2,200	1,953
Orsted A/S	5.125%	9/13/34	GBP	3,000	3,275
Orsted A/S	5.750%	4/9/40	GBP	1,702	1,892
Orsted A/S	2.250%	11/24/17	EUR	1,500	1,521
Orsted A/S	1.750%	12/9/19	EUR	2,000	1,744
Orsted A/S	2.500%	2/18/21	GBP	1,900	1,416
Orsted A/S	5.250%	12/8/22	EUR	2,500	2,494
Pandora A/S	4.500%	4/10/28	EUR	11,535	12,166
Vestas Wind Systems Finance BV	2.000%	6/15/34	EUR	1,915	1,606
					428,177

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Estonia (0.0%)
Luminor Bank A/S	0.539%	9/23/26	EUR	16,985	16,009
Finland (0.3%)
Aktia Bank OYJ	0.375%	3/5/26	EUR	5,000	4,910
Elenia Verkko OYJ	0.375%	2/6/27	EUR	4,913	4,574
Fortum OYJ	1.625%	2/27/26	EUR	700	697
Fortum OYJ	4.000%	5/26/28	EUR	5,000	5,222
Fortum OYJ	2.125%	2/27/29	EUR	1,100	1,042
Fortum OYJ	4.500%	5/26/33	EUR	4,000	4,128
Kojamo OYJ	1.875%	5/27/27	EUR	2,000	1,818
Kojamo OYJ	0.875%	5/28/29	EUR	3,762	2,919
Metso OYJ	0.875%	5/26/28	EUR	1,500	1,367
Neste OYJ	4.250%	3/16/33	EUR	7,000	7,345
Nokia OYJ	3.125%	5/15/28	EUR	4,000	3,936
Nordea Bank Abp	1.125%	2/12/25	EUR	100	102
Nordea Bank Abp	0.550%	6/23/25	CHF	6,275	6,744
Nordea Bank Abp	1.125%	2/16/27	EUR	15,800	15,201
Nordea Bank Abp	0.500%	5/14/27	EUR	9,913	9,351
Nordea Bank Abp	4.125%	5/5/28	EUR	12,000	12,622
Nordea Bank Abp	0.500%	11/2/28	EUR	6,062	5,339
Nordea Bank Abp	2.500%	5/23/29	EUR	5,400	5,206
Nordea Bank Abp	2.875%	8/24/32	EUR	3,000	2,839
Nordea Bank Abp	1.625%	12/9/32	GBP	2,491	2,446
Nordea Kiinnitysluottopankki OYJ	0.250%	3/18/26	EUR	13,411	13,119
Nordea Kiinnitysluottopankki OYJ	0.625%	3/17/27	EUR	11,180	10,743
Nordea Kiinnitysluottopankki OYJ	1.000%	3/30/29	EUR	15,000	13,883
Nordea Kiinnitysluottopankki OYJ	3.000%	2/20/30	EUR	15,000	15,328
Oma Saastopankki OYJ	0.010%	11/25/27	EUR	4,800	4,373
OP Corporate Bank plc	1.000%	5/22/25	EUR	4,913	4,959
OP Corporate Bank plc	0.500%	8/12/25	EUR	1,568	1,559
OP Corporate Bank plc	0.600%	1/18/27	EUR	10,729	10,068
OP Corporate Bank plc	0.625%	7/27/27	EUR	15,000	13,861
OP Corporate Bank plc	0.100%	11/16/27	EUR	15,431	13,944
OP Corporate Bank plc	4.000%	6/13/28	EUR	5,000	5,260
OP Corporate Bank plc	0.375%	6/16/28	EUR	5,000	4,447
OP Corporate Bank plc	1.625%	6/9/30	EUR	12,182	12,061
OP Mortgage Bank	1.000%	11/28/24	EUR	3,459	3,547
OP Mortgage Bank	0.010%	11/19/26	EUR	4,913	4,668
OP Mortgage Bank	0.625%	2/15/29	EUR	4,913	4,460
OP Mortgage Bank	2.750%	1/25/30	EUR	11,000	11,073
OP Mortgage Bank	0.010%	11/19/30	EUR	19,638	16,129
Sampo OYJ	3.375%	5/23/49	EUR	6,836	6,419
Sampo OYJ	2.500%	9/3/52	EUR	10,873	8,754
SATO OYJ	1.375%	2/24/28	EUR	1,700	1,404
Stora Enso OYJ	2.500%	6/7/27	EUR	2,231	2,237
Stora Enso OYJ	2.500%	3/21/28	EUR	2,806	2,743
Stora Enso OYJ	4.250%	9/1/29	EUR	2,727	2,813
Teollisuuden Voima OYJ	1.375%	6/23/28	EUR	3,000	2,721
					288,381
France (3.4%)
Aeroports de Paris SA	1.500%	4/7/25	EUR	2,000	2,046
Aeroports de Paris SA	2.125%	10/2/26	EUR	9,300	9,383
Aeroports de Paris SA	1.000%	1/5/29	EUR	3,000	2,729
Aeroports de Paris SA	2.750%	4/2/30	EUR	9,300	9,057
Aeroports de Paris SA	1.500%	7/2/32	EUR	3,600	3,082
Aeroports de Paris SA	1.125%	6/18/34	EUR	1,500	1,176
Aeroports de Paris SA	2.125%	10/11/38	EUR	3,700	2,939
Air Liquide Finance SA	1.000%	4/2/25	EUR	12,000	12,198
Air Liquide Finance SA	1.250%	6/3/25	EUR	2,800	2,856
Air Liquide Finance SA	1.250%	6/13/28	EUR	500	482
Air Liquide Finance SA	1.375%	4/2/30	EUR	7,700	7,067
Airbus Finance BV	2.125%	10/29/29	EUR	1,547	1,493
Airbus Finance BV	1.375%	5/13/31	EUR	4,331	3,814
Airbus SE	1.625%	4/7/25	EUR	2,296	2,353
Airbus SE	1.375%	6/9/26	EUR	4,094	4,086
Airbus SE	1.625%	6/9/30	EUR	7,400	6,742

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Airbus SE	2.375%	4/7/32	EUR	2,686	2,496
Airbus SE	2.375%	6/9/40	EUR	6,487	5,011
ALD SA	1.250%	3/2/26	EUR	2,500	2,463
ALD SA	4.250%	1/18/27	EUR	5,800	6,086
ALD SA	4.000%	7/5/27	EUR	4,600	4,774
Alstom SA	0.250%	10/14/26	EUR	7,100	6,537
Alstom SA	0.125%	7/27/27	EUR	4,000	3,541
Alstom SA	0.000%	1/11/29	EUR	3,400	2,755
Altarea SCA	1.750%	1/16/30	EUR	1,500	1,116
APRR SA	1.875%	1/15/25	EUR	1,300	1,341
APRR SA	1.125%	1/9/26	EUR	5,300	5,308
APRR SA	1.250%	1/6/27	EUR	5,400	5,295
APRR SA	1.250%	1/18/28	EUR	3,500	3,336
APRR SA	1.875%	1/3/29	EUR	5,000	4,790
APRR SA	1.500%	1/25/30	EUR	200	183
APRR SA	1.875%	1/6/31	EUR	100	92
APRR SA	1.625%	1/13/32	EUR	4,700	4,189
APRR SA	1.500%	1/17/33	EUR	100	86
Arkea Home Loans SFH SA	0.750%	10/5/27	EUR	25	24
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	5,000	4,331
Arkema SA	1.500%	1/20/25	EUR	200	204
Arkema SA	0.125%	10/14/26	EUR	10,000	9,519
Arkema SA	1.500%	4/20/27	EUR	3,600	3,528
Arkema SA	1.500%	Perpetual	EUR	3,000	2,814
Arval Service Lease SA	4.125%	4/13/26	EUR	7,500	7,869
Arval Service Lease SA	4.000%	9/22/26	EUR	2,500	2,613
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	1,300	1,372
Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	600	597
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	5,300	5,241
Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	15,100	14,716
Autoroutes du Sud de la France SA	1.375%	6/27/28	EUR	11,000	10,525
Autoroutes du Sud de la France SA	1.375%	1/22/30	EUR	5,000	4,588
Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	4,000	3,563
AXA Bank Europe SCF	0.500%	4/18/25	EUR	13,700	13,809
AXA Bank Europe SCF	1.375%	4/18/33	EUR	7,700	6,630
AXA Home Loan SFH SA	0.010%	10/16/29	EUR	5,000	4,289
AXA SA	3.750%	10/12/30	EUR	4,500	4,715
AXA SA	1.375%	10/7/41	EUR	4,276	3,417
AXA SA	1.875%	7/10/42	EUR	11,100	8,745
AXA SA	5.500%	7/11/43	EUR	4,500	4,660
AXA SA	3.375%	7/6/47	EUR	6,007	5,986
AXA SA	3.250%	5/28/49	EUR	17,896	17,032
AXA SA	3.875%	Perpetual	EUR	7,576	7,756
AXA SA	3.941%	Perpetual	EUR	6,271	6,508
AXA SA	5.453%	Perpetual	GBP	3,076	3,585
AXA SA	6.686%	Perpetual	GBP	2,913	3,479
Banque Federative du Credit Mutuel SA	1.750%	12/19/24	GBP	4,700	5,449
Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	19,900	20,320
Banque Federative du Credit Mutuel SA	0.010%	3/7/25	EUR	25,400	25,414
Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	7,600	7,591
Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	2,500	2,578
Banque Federative du Credit Mutuel SA	1.250%	12/5/25	GBP	5,000	5,538
Banque Federative du Credit Mutuel SA	1.625%	1/19/26	EUR	100	100
Banque Federative du Credit Mutuel SA	5.000%	1/19/26	GBP	2,700	3,211
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	15,800	15,929
Banque Federative du Credit Mutuel SA	0.010%	5/11/26	EUR	25,500	24,396
Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	11,200	10,874
Banque Federative du Credit Mutuel SA	1.000%	7/16/26	GBP	7,500	8,018
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	2,800	2,739
Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	500	495
Banque Federative du Credit Mutuel SA	0.100%	10/8/27	EUR	4,300	3,908
Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	2,500	2,346
Banque Federative du Credit Mutuel SA	0.875%	12/7/27	GBP	6,100	6,104
Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	7,500	7,210
Banque Federative du Credit Mutuel SA	0.250%	6/29/28	EUR	6,200	5,516
Banque Federative du Credit Mutuel SA	0.250%	7/19/28	EUR	13,200	11,480
Banque Federative du Credit Mutuel SA	1.875%	10/26/28	GBP	3,200	3,243

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banque Federative du Credit Mutuel SA	0.625%	11/3/28	EUR	26,400	23,069
Banque Federative du Credit Mutuel SA	4.125%	3/13/29	EUR	10,000	10,473
Banque Federative du Credit Mutuel SA	1.875%	6/18/29	EUR	5,000	4,459
Banque Federative du Credit Mutuel SA	0.750%	1/17/30	EUR	1,200	1,006
Banque Federative du Credit Mutuel SA	1.250%	6/3/30	EUR	11,000	9,384
Banque Federative du Credit Mutuel SA	0.625%	2/21/31	EUR	15,200	12,107
Banque Federative du Credit Mutuel SA	3.625%	9/14/32	EUR	9,000	8,935
Banque Federative du Credit Mutuel SA	5.125%	1/13/33	EUR	12,000	12,274
Banque Federative du Credit Mutuel SA	3.750%	2/1/33	EUR	2,000	2,000
Banque Federative du Credit Mutuel SA	4.125%	6/14/33	EUR	5,000	5,118
BNP Paribas Cardif SA	4.032%	Perpetual	EUR	1,500	1,525
BNP Paribas Home Loan SFH SA	0.875%	11/14/24	EUR	2,439	2,501
BNP Paribas SA	2.375%	2/17/25	EUR	7,457	7,695
BNP Paribas SA	1.250%	3/19/25	EUR	4,913	4,997
BNP Paribas SA	1.500%	11/17/25	EUR	10,051	10,123
BNP Paribas SA	3.375%	1/23/26	GBP	1,319	1,513
BNP Paribas SA	2.125%	1/23/27	EUR	14,200	14,243
BNP Paribas SA	0.250%	4/13/27	EUR	18,000	17,158
BNP Paribas SA	0.375%	10/14/27	EUR	10,700	10,078
BNP Paribas SA	1.875%	12/14/27	GBP	3,000	3,095
BNP Paribas SA	0.500%	2/19/28	EUR	16,200	15,012
BNP Paribas SA	1.500%	5/25/28	EUR	5,000	4,814
BNP Paribas SA	0.500%	5/30/28	EUR	1,000	921
BNP Paribas SA	2.750%	7/25/28	EUR	10,000	9,927
BNP Paribas SA	0.500%	9/1/28	EUR	5,600	5,082
BNP Paribas SA	3.875%	2/23/29	EUR	16,000	16,694
BNP Paribas SA	2.875%	2/24/29	GBP	6,000	6,186
BNP Paribas SA	1.125%	4/17/29	EUR	5,000	4,539
BNP Paribas SA	1.375%	5/28/29	EUR	13,300	11,883
BNP Paribas SA	2.538%	7/13/29	CAD	2,491	1,515
BNP Paribas SA	6.000%	8/18/29	GBP	4,000	4,854
BNP Paribas SA	3.625%	9/1/29	EUR	6,000	6,029
BNP Paribas SA	0.500%	1/19/30	EUR	9,400	8,045
BNP Paribas SA	0.875%	7/11/30	EUR	10,400	8,932
BNP Paribas SA	2.375%	11/20/30	EUR	5,000	4,998
BNP Paribas SA	3.875%	1/10/31	EUR	5,000	5,174
BNP Paribas SA	2.000%	5/24/31	GBP	3,000	3,171
BNP Paribas SA	1.625%	7/2/31	EUR	3,200	2,636
BNP Paribas SA	1.250%	7/13/31	GBP	4,100	3,484
BNP Paribas SA	1.125%	1/15/32	EUR	7,000	6,421
BNP Paribas SA	2.500%	3/31/32	EUR	5,000	4,770
BNP Paribas SA	2.100%	4/7/32	EUR	6,000	5,208
BNP Paribas SA	4.125%	5/24/33	EUR	5,000	5,158
BNP Paribas SA	0.875%	8/31/33	EUR	3,000	2,541
BNP Paribas SA	2.000%	9/13/36	GBP	2,200	1,688
Bouygues SA	5.500%	10/6/26	GBP	3,050	3,688
Bouygues SA	1.375%	6/7/27	EUR	8,200	7,963
Bouygues SA	1.125%	7/24/28	EUR	200	188
Bouygues SA	2.250%	6/29/29	EUR	9,500	9,173
Bouygues SA	0.500%	2/11/30	EUR	2,500	2,130
Bouygues SA	4.625%	6/7/32	EUR	7,500	8,148
Bouygues SA	3.250%	6/30/37	EUR	6,200	5,638
Bouygues SA	5.375%	6/30/42	EUR	2,500	2,736
BPCE SA	1.000%	4/1/25	EUR	7,400	7,477
BPCE SA	0.625%	4/28/25	EUR	11,300	11,352
BPCE SA	0.250%	1/15/26	EUR	5,300	5,148
BPCE SA	1.375%	12/23/26	GBP	3,600	3,835
BPCE SA	0.010%	1/14/27	EUR	2,400	2,230
BPCE SA	0.500%	2/24/27	EUR	400	374
BPCE SA	0.500%	9/15/27	EUR	20,000	18,898
BPCE SA	0.500%	1/14/28	EUR	3,500	3,258
BPCE SA	1.625%	1/31/28	EUR	6,300	5,955
BPCE SA	4.500%	4/26/28	AUD	9,640	5,507
BPCE SA	0.914%	7/13/28	JPY	300,000	1,975
BPCE SA	6.000%	9/29/28	GBP	3,000	3,592
BPCE SA	5.250%	4/16/29	GBP	4,500	4,999
BPCE SA	0.625%	1/15/30	EUR	6,900	5,853

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BPCE SA	0.250%	1/14/31	EUR	32,600	25,864
	BPCE SA	0.750%	3/3/31	EUR	6,000	4,855
	BPCE SA	1.100%	12/16/31	JPY	400,000	2,478
	BPCE SA	2.250%	3/2/32	EUR	8,500	8,067
	BPCE SA	4.000%	11/29/32	EUR	9,000	9,190
	BPCE SA	4.500%	1/13/33	EUR	5,000	5,115
	BPCE SA	1.750%	2/2/34	EUR	4,500	3,870
	BPCE SA	4.750%	6/14/34	EUR	5,000	5,181
	BPCE SA	5.125%	1/25/35	EUR	2,000	2,026
	BPCE SFH SA	1.000%	2/24/25	EUR	6,700	6,830
	BPCE SFH SA	0.398%	4/24/25	EUR	9,800	9,859
	BPCE SFH SA	0.750%	9/2/25	EUR	32,000	32,097
	BPCE SFH SA	0.010%	11/8/26	EUR	21,800	20,763
	BPCE SFH SA	0.625%	9/22/27	EUR	2,500	2,368
	BPCE SFH SA	0.010%	11/10/27	EUR	28,900	26,548
	BPCE SFH SA	0.875%	4/13/28	EUR	6,100	5,739
	BPCE SFH SA	0.750%	2/23/29	EUR	27,000	24,730
	BPCE SFH SA	1.000%	6/8/29	EUR	2,400	2,207
	BPCE SFH SA	3.000%	10/17/29	EUR	5,000	5,120
	BPCE SFH SA	1.125%	4/12/30	EUR	16,200	14,687
	BPCE SFH SA	0.125%	12/3/30	EUR	23,500	19,456
	BPCE SFH SA	0.625%	5/29/31	EUR	5,200	4,402
[4]	Caisse Centrale du Credit Immobilier de France SA	0.050%	3/25/25	EUR	5,000	5,023
	Caisse de Refinancement de l'Habitat SA	2.400%	1/17/25	EUR	547	569
	Caisse de Refinancement de l'Habitat SA	0.010%	2/7/28	EUR	5,000	4,562
	Caisse de Refinancement de l'Habitat SA	2.750%	4/12/28	EUR	6,500	6,658
	Caisse de Refinancement de l'Habitat SA	0.010%	10/8/29	EUR	10,300	8,834
	Caisse de Refinancement de l'Habitat SA	3.375%	6/28/32	EUR	10,000	10,295
	Caisse de Refinancement de l'Habitat SA	3.125%	2/23/33	EUR	20,000	20,091
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	0.750%	7/7/28	EUR	3,500	3,070
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	3,100	3,068
	Capgemini SE	1.750%	4/18/28	EUR	6,500	6,305
	Capgemini SE	2.000%	4/15/29	EUR	3,000	2,896
	Capgemini SE	1.125%	6/23/30	EUR	5,000	4,430
	Capgemini SE	2.375%	4/15/32	EUR	5,800	5,407
	Carmila SA	2.125%	3/7/28	EUR	1,600	1,456
	Carmila SA	1.625%	4/1/29	EUR	1,200	1,017
	Carrefour SA	1.250%	6/3/25	EUR	7,867	7,965
	Carrefour SA	1.750%	5/4/26	EUR	5,500	5,523
	Carrefour SA	2.625%	12/15/27	EUR	5,000	4,994
	Carrefour SA	2.375%	10/30/29	EUR	4,800	4,568
	Cie de Financement Foncier SA	0.375%	12/11/24	EUR	600	611
	Cie de Financement Foncier SA	0.750%	1/21/25	EUR	3,600	3,667
	Cie de Financement Foncier SA	4.000%	10/24/25	EUR	12,336	13,143
	Cie de Financement Foncier SA	1.000%	2/2/26	EUR	50	50
	Cie de Financement Foncier SA	0.750%	5/29/26	EUR	1,100	1,084
	Cie de Financement Foncier SA	0.225%	9/14/26	EUR	2,800	2,694
	Cie de Financement Foncier SA	5.500%	1/26/27	GBP	1,146	1,392
	Cie de Financement Foncier SA	0.375%	4/9/27	EUR	34,000	32,311
	Cie de Financement Foncier SA	0.010%	11/10/27	EUR	23,000	21,097
	Cie de Financement Foncier SA	0.750%	1/11/28	EUR	5,400	5,092
	Cie de Financement Foncier SA	0.500%	3/16/28	EUR	11,400	10,568
	Cie de Financement Foncier SA	0.875%	9/11/28	EUR	9,200	8,569
	Cie de Financement Foncier SA	0.010%	4/16/29	EUR	16,800	14,647
	Cie de Financement Foncier SA	3.375%	9/16/31	EUR	8,000	8,289
	Cie de Financement Foncier SA	0.010%	10/29/35	EUR	21,000	14,061
	Cie de Financement Foncier SA	3.875%	4/25/55	EUR	6,951	7,292
	Cie de Saint-Gobain SA	1.000%	3/17/25	EUR	3,400	3,455
	Cie de Saint-Gobain SA	1.375%	6/14/27	EUR	5,000	4,867
	Cie de Saint-Gobain SA	2.375%	10/4/27	EUR	4,800	4,826
	Cie de Saint-Gobain SA	1.875%	9/21/28	EUR	9,700	9,327
	Cie de Saint-Gobain SA	1.875%	3/15/31	EUR	2,700	2,464
	Cie de Saint-Gobain SA	2.625%	8/10/32	EUR	2,100	1,970
	Cie Generale des Etablissements Michelin SCA	0.000%	11/2/28	EUR	7,700	6,797
	Cie Generale des Etablissements Michelin SCA	0.250%	11/2/32	EUR	4,000	3,104
	Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	2,500	2,154
	CNP Assurances SACA	1.250%	1/27/29	EUR	2,000	1,747

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CNP Assurances SACA	4.250%	6/5/45	EUR	5,000	5,181
CNP Assurances SACA	4.500%	6/10/47	EUR	3,800	3,932
CNP Assurances SACA	2.000%	7/27/50	EUR	1,000	843
CNP Assurances SACA	2.500%	6/30/51	EUR	3,400	2,861
CNP Assurances SACA	5.250%	7/18/53	EUR	5,000	4,967
CNP Assurances SACA	4.000%	Perpetual	EUR	3,000	3,119
Coentreprise de Transport d'Electricite SA	2.125%	7/29/32	EUR	8,000	7,030
Cofiroute SA	0.375%	2/7/25	EUR	3,900	3,942
Covivio Hotels SACA	1.875%	9/24/25	EUR	500	500
Covivio Hotels SACA	1.000%	7/27/29	EUR	5,400	4,702
Covivio SA	1.875%	5/20/26	EUR	100	100
Covivio SA	1.500%	6/21/27	EUR	2,000	1,931
Covivio SA	2.375%	2/20/28	EUR	100	97
Covivio SA	1.625%	6/23/30	EUR	6,800	5,883
Covivio SA	1.125%	9/17/31	EUR	2,000	1,629
Credit Agricole Assurances SA	2.000%	7/17/30	EUR	3,200	2,732
Credit Agricole Assurances SA	1.500%	10/6/31	EUR	6,200	4,867
Credit Agricole Assurances SA	2.625%	1/29/48	EUR	4,000	3,715
Credit Agricole Assurances SA	4.750%	9/27/48	EUR	2,400	2,419
Credit Agricole Assurances SA	4.250%	Perpetual	EUR	8,200	8,511
Credit Agricole Assurances SA	4.500%	Perpetual	EUR	4,300	4,445
Credit Agricole Home Loan SFH SA	0.500%	4/3/25	EUR	2,500	2,526
Credit Agricole Home Loan SFH SA	4.000%	7/16/25	EUR	1,000	1,063
Credit Agricole Home Loan SFH SA	0.500%	2/19/26	EUR	600	592
Credit Agricole Home Loan SFH SA	3.250%	9/28/26	EUR	25,600	26,894
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	17,600	16,932
Credit Agricole Home Loan SFH SA	0.875%	8/31/27	EUR	5,500	5,265
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	7,400	6,922
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	7,400	6,880
Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	5,000	4,268
Credit Agricole Home Loan SFH SA	1.625%	5/31/30	EUR	9,000	8,398
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	8,900	7,942
Credit Agricole Home Loan SFH SA	0.010%	11/3/31	EUR	5,000	3,948
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	10,300	9,104
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	9,900	7,827
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	2,500	1,908
Credit Agricole Public Sector SCF SA	0.500%	10/10/25	EUR	10,600	10,560
Credit Agricole Public Sector SCF SA	3.750%	7/13/26	EUR	2,500	2,658
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	13,970	13,414
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	20,257	19,457
Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	5,000	4,466
Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	6,900	6,258
Credit Agricole SA	1.000%	9/18/25	EUR	20,000	20,097
Credit Agricole SA	3.125%	2/5/26	EUR	2,100	2,191
Credit Agricole SA	1.000%	4/22/26	EUR	14,300	14,377
Credit Agricole SA	1.875%	12/20/26	EUR	5,000	4,943
Credit Agricole SA	2.625%	3/17/27	EUR	9,771	9,686
Credit Agricole SA	1.375%	5/3/27	EUR	500	485
Credit Agricole SA	0.514%	7/6/27	JPY	1,100,000	7,113
Credit Agricole SA	5.750%	11/29/27	GBP	3,000	3,585
Credit Agricole SA	0.375%	4/20/28	EUR	6,200	5,531
Credit Agricole SA	1.750%	3/5/29	EUR	11,000	10,186
Credit Agricole SA	2.000%	3/25/29	EUR	6,600	6,028
Credit Agricole SA	1.000%	7/3/29	EUR	7,700	6,893
Credit Agricole SA	2.500%	8/29/29	EUR	12,000	11,600
Credit Agricole SA	0.500%	9/21/29	EUR	16,400	14,343
Credit Agricole SA	4.875%	10/23/29	GBP	2,000	2,318
Credit Agricole SA	1.625%	6/5/30	EUR	9,500	9,482
Credit Agricole SA	3.875%	4/20/31	EUR	4,000	4,105
Credit Agricole SA	0.875%	1/14/32	EUR	3,600	2,885
Credit Agricole SA	4.000%	1/18/33	EUR	3,000	3,078
Credit Agricole SA	2.500%	4/22/34	EUR	4,000	3,532
Credit Agricole SA	3.875%	11/28/34	EUR	14,000	14,015
Credit Mutuel Arkea SA	0.875%	5/7/27	EUR	6,000	5,661
Credit Mutuel Arkea SA	0.375%	10/3/28	EUR	10,100	8,880
Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	9,700	9,599
Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	1,200	1,073

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Credit Mutuel Arkea SA	0.750%	1/18/30	EUR	10,000	8,533
	Credit Mutuel Arkea SA	0.875%	10/25/31	EUR	4,300	3,440
	Credit Mutuel Arkea SA	0.875%	3/11/33	EUR	5,000	3,841
	Credit Mutuel Home Loan SFH SA	0.625%	2/10/25	EUR	1,200	1,218
	Credit Mutuel Home Loan SFH SA	0.625%	2/2/26	EUR	2,500	2,474
	Credit Mutuel Home Loan SFH SA	0.875%	4/7/26	EUR	316	314
	Credit Mutuel Home Loan SFH SA	0.625%	3/4/27	EUR	26,500	25,503
	Credit Mutuel Home Loan SFH SA	3.125%	6/22/27	EUR	24,000	25,043
	Credit Mutuel Home Loan SFH SA	0.750%	9/15/27	EUR	6,200	5,903
	Credit Mutuel Home Loan SFH SA	1.000%	4/30/28	EUR	15,000	14,197
	Credit Mutuel Home Loan SFH SA	0.010%	7/20/28	EUR	10,800	9,699
	Credit Mutuel Home Loan SFH SA	1.000%	1/30/29	EUR	2,900	2,698
	Danone SA	0.709%	11/3/24	EUR	6,700	6,856
	Danone SA	1.125%	1/14/25	EUR	5,000	5,115
	Danone SA	0.000%	12/1/25	EUR	5,000	4,898
	Danone SA	0.571%	3/17/27	EUR	9,000	8,673
	Danone SA	0.395%	6/10/29	EUR	700	616
	Danone SA	0.520%	11/9/30	EUR	4,000	3,363
	Dassault Systemes SE	0.125%	9/16/26	EUR	2,500	2,385
	Dassault Systemes SE	0.375%	9/16/29	EUR	5,000	4,337
[5]	Dexia Credit Local SA	1.250%	11/26/24	EUR	8,400	8,647
[5]	Dexia Credit Local SA	0.500%	1/17/25	EUR	12,300	12,509
[5]	Dexia Credit Local SA	2.125%	2/12/25	GBP	1,500	1,748
[5]	Dexia Credit Local SA	1.250%	7/21/25	GBP	5,000	5,656
[5]	Dexia Credit Local SA	0.625%	1/17/26	EUR	4,500	4,470
[5]	Dexia Credit Local SA	0.250%	12/10/26	GBP	10,000	10,435
[5]	Dexia Credit Local SA	0.010%	1/22/27	EUR	5,000	4,747
[5]	Dexia Credit Local SA	1.000%	10/18/27	EUR	5,950	5,752
[5]	Dexia Credit Local SA	0.000%	1/21/28	EUR	6,100	5,611
[5]	Dexia Credit Local SA	3.125%	6/1/28	EUR	20,000	20,944
	Edenred SE	1.375%	3/10/25	EUR	300	306
	Edenred SE	1.375%	6/18/29	EUR	3,000	2,771
	Electricite de France SA	4.000%	11/12/25	EUR	6,200	6,611
	Electricite de France SA	1.000%	10/13/26	EUR	8,000	7,806
	Electricite de France SA	4.125%	3/25/27	EUR	1,600	1,702
	Electricite de France SA	4.375%	10/12/29	EUR	13,500	14,339
	Electricite de France SA	2.000%	10/2/30	EUR	1,000	916
	Electricite de France SA	5.875%	7/18/31	GBP	1,512	1,772
	Electricite de France SA	4.250%	1/25/32	EUR	2,500	2,584
	Electricite de France SA	1.000%	11/29/33	EUR	9,900	7,409
	Electricite de France SA	6.125%	6/2/34	GBP	10,550	12,181
	Electricite de France SA	4.750%	10/12/34	EUR	6,800	7,105
	Electricite de France SA	5.500%	1/25/35	GBP	700	763
	Electricite de France SA	1.875%	10/13/36	EUR	7,300	5,496
	Electricite de France SA	5.500%	3/27/37	GBP	6,800	7,219
	Electricite de France SA	4.500%	11/12/40	EUR	2,000	2,021
	Electricite de France SA	5.500%	10/17/41	GBP	9,600	9,819
	Electricite de France SA	4.625%	1/25/43	EUR	3,000	2,833
	Electricite de France SA	2.000%	12/9/49	EUR	7,700	4,258
	Electricite de France SA	5.125%	9/22/50	GBP	150	139
	Electricite de France SA	6.000%	1/23/14	GBP	5,900	5,759
	ELO SACA	2.375%	4/25/25	EUR	4,000	4,082
	Engie SA	0.875%	9/19/25	EUR	6,700	6,703
	Engie SA	1.000%	3/13/26	EUR	1,500	1,479
	Engie SA	2.375%	5/19/26	EUR	100	102
	Engie SA	0.375%	6/11/27	EUR	8,200	7,651
	Engie SA	1.750%	3/27/28	EUR	8,500	8,195
	Engie SA	1.375%	6/22/28	EUR	12,000	11,314
	Engie SA	7.000%	10/30/28	GBP	4,000	5,122
	Engie SA	3.500%	9/27/29	EUR	14,600	14,944
	Engie SA	0.375%	10/26/29	EUR	1,000	850
	Engie SA	3.625%	1/11/30	EUR	3,500	3,592
	Engie SA	2.125%	3/30/32	EUR	6,400	5,754
	Engie SA	1.875%	9/19/33	EUR	2,700	2,311
	Engie SA	4.000%	1/11/35	EUR	8,500	8,525
	Engie SA	1.500%	3/13/35	EUR	10,900	8,416
	Engie SA	1.000%	10/26/36	EUR	6,000	4,129

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Engie SA	2.000%	9/28/37	EUR	4,100	3,149
Engie SA	1.375%	6/21/39	EUR	5,200	3,430
Engie SA	1.250%	10/24/41	EUR	4,400	2,642
Engie SA	4.250%	1/11/43	EUR	2,000	1,932
Engie SA	5.625%	4/3/53	GBP	4,000	4,326
Engie SA	5.000%	10/1/60	GBP	4,500	4,388
Engie SA	5.950%	3/16/11	EUR	1,547	1,752
Engie SA	1.500%	Perpetual	EUR	500	434
Engie SA	1.625%	Perpetual	EUR	4,700	4,658
EssilorLuxottica SA	0.125%	5/27/25	EUR	5,000	4,986
EssilorLuxottica SA	0.500%	6/5/28	EUR	9,800	8,996
Gecina SA	1.500%	1/20/25	EUR	1,600	1,640
Gecina SA	1.375%	1/26/28	EUR	800	757
Gecina SA	1.000%	1/30/29	EUR	1,200	1,094
Gecina SA	1.625%	3/14/30	EUR	4,000	3,622
Gecina SA	0.875%	1/25/33	EUR	3,600	2,820
Gecina SA	0.875%	6/30/36	EUR	4,200	2,823
GELF Bond Issuer I SA	1.625%	10/20/26	EUR	1,000	952
GELF Bond Issuer I SA	1.125%	7/18/29	EUR	2,096	1,752
Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	EUR	2,800	2,148
Groupe VYV	1.625%	7/2/29	EUR	2,000	1,798
Holding d'Infrastructures de Transport SASU	2.250%	3/24/25	EUR	2,200	2,260
Holding d'Infrastructures de Transport SASU	1.625%	11/27/27	EUR	7,500	7,136
Holding d'Infrastructures de Transport SASU	1.625%	9/18/29	EUR	3,000	2,677
Holding d'Infrastructures de Transport SASU	1.475%	1/18/31	EUR	4,100	3,438
Holding d'Infrastructures des Metiers de l'Environnement	0.125%	9/16/25	EUR	5,230	5,095
Holding d'Infrastructures des Metiers de l'Environnement	0.625%	9/16/28	EUR	15,155	13,163
HSBC Continental Europe SA	0.100%	9/3/27	EUR	5,000	4,567
HSBC SFH France SA	2.500%	6/28/28	EUR	8,800	8,860
ICADE	1.125%	11/17/25	EUR	5,600	5,537
ICADE	1.625%	2/28/28	EUR	300	283
ICADE	1.000%	1/19/30	EUR	1,800	1,493
ICADE	0.625%	1/18/31	EUR	5,100	3,925
Imerys SA	2.000%	12/10/24	EUR	300	309
Imerys SA	1.500%	1/15/27	EUR	5,500	5,332
Imerys SA	1.000%	7/15/31	EUR	500	395
Indigo Group SAS	1.625%	4/19/28	EUR	100	94
In'li SA	1.125%	7/2/29	EUR	900	789
JCDecaux SE	2.625%	4/24/28	EUR	2,500	2,422
JCDecaux SE	5.000%	1/11/29	EUR	1,500	1,582
JCDecaux SE	1.625%	2/7/30	EUR	3,100	2,654
Kering SA	1.250%	5/10/26	EUR	4,700	4,675
Kering SA	3.250%	2/27/29	EUR	11,000	11,354
Kering SA	3.625%	9/5/31	EUR	7,000	7,228
Kering SA	3.375%	2/27/33	EUR	3,000	3,003
Klepierre SA	1.375%	2/16/27	EUR	5,500	5,327
Klepierre SA	2.000%	5/12/29	EUR	2,500	2,331
Klepierre SA	0.625%	7/1/30	EUR	5,200	4,239
Klepierre SA	0.875%	2/17/31	EUR	2,100	1,693
Klepierre SA	1.250%	9/29/31	EUR	100	82
Klepierre SA	1.625%	12/13/32	EUR	1,500	1,230
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	6,150	5,876
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	4,500	4,271
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	2,500	2,346
La Banque Postale Home Loan SFH SA	3.125%	2/19/29	EUR	19,600	20,256
La Banque Postale Home Loan SFH SA	0.010%	10/22/29	EUR	27,000	23,218
La Banque Postale SA	0.500%	6/17/26	EUR	1,000	994
La Banque Postale SA	3.000%	6/9/28	EUR	4,000	3,955
La Banque Postale SA	2.000%	7/13/28	EUR	4,800	4,590
La Banque Postale SA	1.375%	4/24/29	EUR	1,800	1,638
La Banque Postale SA	0.875%	1/26/31	EUR	2,700	2,582
La Banque Postale SA	0.750%	6/23/31	EUR	10,000	8,059
La Banque Postale SA	0.750%	8/2/32	EUR	3,500	3,081
La Mondiale SAM	5.050%	Perpetual	EUR	3,369	3,506
La Poste SA	2.750%	11/26/24	EUR	2,200	2,293
La Poste SA	1.125%	6/4/25	EUR	5,000	5,056
La Poste SA	0.625%	10/21/26	EUR	4,800	4,614

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
La Poste SA	0.375%	9/17/27	EUR	9,700	8,999
La Poste SA	1.450%	11/30/28	EUR	1,100	1,037
La Poste SA	0.000%	7/18/29	EUR	5,800	4,905
La Poste SA	1.375%	4/21/32	EUR	20,800	17,726
Legrand SA	3.500%	5/29/29	EUR	5,000	5,183
Legrand SA	0.750%	5/20/30	EUR	8,500	7,402
Legrand SA	0.375%	10/6/31	EUR	800	656
LVMH Moet Hennessy Louis Vuitton SE	0.000%	2/11/26	EUR	9,300	9,071
LVMH Moet Hennessy Louis Vuitton SE	1.125%	2/11/27	GBP	7,600	8,174
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	5,000	4,570
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/31	EUR	7,400	6,220
Mercialys SA	1.800%	2/27/26	EUR	2,000	1,953
Mercialys SA	2.500%	2/28/29	EUR	1,600	1,400
MMS USA Investments Inc.	0.625%	6/13/25	EUR	3,000	3,006
MMS USA Investments Inc.	1.250%	6/13/28	EUR	12,100	11,349
MMS USA Investments Inc.	1.750%	6/13/31	EUR	3,300	2,951
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal	2.125%	6/21/52	EUR	1,500	1,093
Nerval SAS	2.875%	4/14/32	EUR	3,100	2,699
Orange SA	1.000%	5/12/25	EUR	5,000	5,059
Orange SA	1.000%	9/12/25	EUR	6,700	6,730
Orange SA	5.250%	12/5/25	GBP	674	816
Orange SA	0.000%	6/29/26	EUR	5,000	4,799
Orange SA	0.000%	9/4/26	EUR	3,000	2,854
Orange SA	0.875%	2/3/27	EUR	600	580
Orange SA	1.250%	7/7/27	EUR	4,000	3,875
Orange SA	1.375%	3/20/28	EUR	17,800	17,016
Orange SA	8.125%	11/20/28	GBP	3,184	4,302
Orange SA	2.000%	1/15/29	EUR	200	194
Orange SA	1.375%	1/16/30	EUR	1,300	1,197
Orange SA	1.875%	9/12/30	EUR	19,400	18,147
Orange SA	3.625%	11/16/31	EUR	15,000	15,539
Orange SA	3.250%	1/15/32	GBP	12,000	12,243
Orange SA	1.625%	4/7/32	EUR	7,300	6,461
Orange SA	2.375%	5/18/32	EUR	5,000	4,693
Orange SA	0.500%	9/4/32	EUR	5,500	4,354
Orange SA	8.125%	1/28/33	EUR	238	332
Orange SA	0.625%	12/16/33	EUR	9,500	7,270
Orange SA	5.625%	1/23/34	GBP	1,900	2,258
Orange SA	0.750%	6/29/34	EUR	2,000	1,518
Orange SA	1.375%	Perpetual	EUR	1,600	1,347
Orange SA	1.750%	Perpetual	EUR	3,200	2,814
Orange SA	2.375%	Perpetual	EUR	6,000	6,052
Orange SA	5.000%	Perpetual	EUR	6,529	6,857
Orange SA	5.375%	Perpetual	EUR	1,500	1,540
Orano SA	3.375%	4/23/26	EUR	8,000	8,207
Pernod Ricard SA	1.125%	4/7/25	EUR	400	406
Pernod Ricard SA	1.500%	5/18/26	EUR	1,500	1,504
Pernod Ricard SA	3.250%	11/2/28	EUR	11,000	11,323
Pernod Ricard SA	1.375%	4/7/29	EUR	6,400	5,936
Pernod Ricard SA	0.125%	10/4/29	EUR	10,000	8,464
Pernod Ricard SA	1.750%	4/8/30	EUR	2,600	2,406
Pernod Ricard SA	0.875%	10/24/31	EUR	5,000	4,188
Praemia Healthcare SACA	0.875%	11/4/29	EUR	8,400	6,696
PSA Tresorerie GIE	6.000%	9/19/33	EUR	1,926	2,192
RCI Banque SA	1.625%	4/11/25	EUR	9,826	9,976
RCI Banque SA	4.125%	12/1/25	EUR	6,000	6,303
RCI Banque SA	1.750%	4/10/26	EUR	7,110	7,039
RCI Banque SA	1.625%	5/26/26	EUR	3,634	3,569
RCI Banque SA	4.500%	4/6/27	EUR	5,000	5,235
RCI Banque SA	4.875%	6/14/28	EUR	7,000	7,371
RCI Banque SA	4.875%	9/21/28	EUR	5,000	5,264
RTE Reseau de Transport d'Electricite SADIR	1.625%	11/27/25	EUR	6,400	6,472
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/27	EUR	15,900	14,574
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/29	EUR	1,000	1,000
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/30	EUR	2,500	2,274
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/36	EUR	2,900	2,390
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/37	EUR	5,000	3,918

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/40	EUR	8,800	5,825
Safran SA	0.125%	3/16/26	EUR	1,800	1,748
Safran SA	0.950%	10/19/28	EUR	1,000	908
SCOR SE	3.000%	6/8/46	EUR	9,000	8,989
SCOR SE	3.625%	5/27/48	EUR	3,600	3,590
SCOR SE	1.375%	9/17/51	EUR	3,300	2,524
Societe Fonciere Lyonnaise SA	1.500%	6/5/27	EUR	3,000	2,911
Societe Fonciere Lyonnaise SA	0.500%	4/21/28	EUR	1,900	1,717
Societe Generale SA	1.125%	1/23/25	EUR	5,700	5,800
Societe Generale SA	1.125%	4/21/26	EUR	9,000	9,060
Societe Generale SA	0.125%	11/17/26	EUR	19,000	18,494
Societe Generale SA	0.750%	1/25/27	EUR	11,500	10,789
Societe Generale SA	0.847%	5/26/27	JPY	1,000,000	6,305
Societe Generale SA	4.125%	6/2/27	EUR	5,000	5,265
Societe Generale SA	0.250%	7/8/27	EUR	4,500	4,132
Societe Generale SA	1.250%	12/7/27	GBP	5,300	5,289
Societe Generale SA	2.125%	9/27/28	EUR	7,400	7,011
Societe Generale SA	1.750%	3/22/29	EUR	5,500	4,991
Societe Generale SA	0.500%	6/12/29	EUR	16,900	14,696
Societe Generale SA	1.250%	6/12/30	EUR	4,000	3,391
Societe Generale SA	1.000%	11/24/30	EUR	10,000	9,562
Societe Generale SA	4.250%	12/6/30	EUR	11,000	11,151
Societe Generale SA	1.125%	6/30/31	EUR	2,500	2,336
Societe Generale SA	4.250%	11/16/32	EUR	4,000	4,154
Societe Generale SA	5.625%	6/2/33	EUR	5,000	5,090
Societe Generale SA	6.250%	6/22/33	GBP	2,500	3,030
Societe Generale SFH SA	0.500%	1/30/25	EUR	4,500	4,568
Societe Generale SFH SA	0.500%	1/28/26	EUR	5,500	5,435
Societe Generale SFH SA	0.750%	1/19/28	EUR	5,000	4,718
Societe Generale SFH SA	1.375%	5/5/28	EUR	12,500	12,030
Societe Generale SFH SA	0.125%	2/2/29	EUR	25,100	22,227
Societe Generale SFH SA	0.010%	2/11/30	EUR	1,800	1,525
Societe Generale SFH SA	0.010%	2/5/31	EUR	40,500	33,017
Sodexo SA	0.750%	4/27/25	EUR	9,086	9,149
Sodexo SA	2.500%	6/24/26	EUR	217	222
Sodexo SA	0.750%	4/14/27	EUR	4,086	3,951
Sodexo SA	1.750%	6/26/28	GBP	3,910	4,007
Sodexo SA	1.000%	4/27/29	EUR	3,300	2,998
Suez SACA	2.375%	5/24/30	EUR	2,000	1,865
Suez SACA	5.000%	11/3/32	EUR	1,400	1,507
Suez SACA	2.875%	5/24/34	EUR	1,100	983
TDF Infrastructure SAS	2.500%	4/7/26	EUR	400	399
TDF Infrastructure SAS	1.750%	12/1/29	EUR	7,200	6,142
Terega SA	0.625%	2/27/28	EUR	1,000	895
Terega SA	0.875%	9/17/30	EUR	2,500	2,070
Thales SA	0.000%	3/26/26	EUR	3,000	2,883
TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	EUR	7,700	7,370
TotalEnergies Capital International SA	1.375%	3/19/25	EUR	6,700	6,840
TotalEnergies Capital International SA	1.750%	7/7/25	GBP	4,517	5,191
TotalEnergies Capital International SA	2.875%	11/19/25	EUR	4,000	4,146
TotalEnergies Capital International SA	2.500%	3/25/26	EUR	2,200	2,252
TotalEnergies Capital International SA	1.491%	4/8/27	EUR	7,000	6,868
TotalEnergies Capital International SA	0.696%	5/31/28	EUR	11,000	10,160
TotalEnergies Capital International SA	1.491%	9/4/30	EUR	500	454
TotalEnergies Capital International SA	0.952%	5/18/31	EUR	3,000	2,562
TotalEnergies Capital International SA	1.994%	4/8/32	EUR	5,200	4,704
TotalEnergies Capital International SA	1.618%	5/18/40	EUR	6,000	4,282
TotalEnergies SE	1.625%	Perpetual	EUR	8,684	7,728
TotalEnergies SE	2.000%	Perpetual	EUR	4,691	3,834
TotalEnergies SE	2.125%	Perpetual	EUR	7,781	5,863
TotalEnergies SE	2.625%	Perpetual	EUR	11,142	11,282
TotalEnergies SE	3.250%	Perpetual	EUR	2,000	1,537
TotalEnergies SE	3.369%	Perpetual	EUR	3,550	3,542
Unibail-Rodamco-Westfield SE	1.000%	3/14/25	EUR	4,913	4,968
Unibail-Rodamco-Westfield SE	1.125%	9/15/25	EUR	5,700	5,708
Unibail-Rodamco-Westfield SE	1.375%	3/9/26	EUR	213	212
Unibail-Rodamco-Westfield SE	2.500%	6/4/26	EUR	100	102

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Unibail-Rodamco-Westfield SE	1.000%	2/27/27	EUR	1,700	1,622
Unibail-Rodamco-Westfield SE	0.625%	5/4/27	EUR	14,800	13,704
Unibail-Rodamco-Westfield SE	0.750%	10/25/28	EUR	2,100	1,848
Unibail-Rodamco-Westfield SE	1.500%	5/29/29	EUR	100	90
Unibail-Rodamco-Westfield SE	2.625%	4/9/30	EUR	3,000	2,822
Unibail-Rodamco-Westfield SE	1.375%	4/15/30	EUR	4,685	4,077
Unibail-Rodamco-Westfield SE	1.875%	1/15/31	EUR	11,000	9,658
Unibail-Rodamco-Westfield SE	1.375%	12/4/31	EUR	4,100	3,348
Unibail-Rodamco-Westfield SE	0.875%	3/29/32	EUR	9,200	7,058
Unibail-Rodamco-Westfield SE	2.000%	6/29/32	EUR	1,400	1,190
Unibail-Rodamco-Westfield SE	1.375%	5/25/33	EUR	800	624
Unibail-Rodamco-Westfield SE	2.000%	4/28/36	EUR	687	540
Unibail-Rodamco-Westfield SE	2.250%	5/14/38	EUR	400	302
Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	2,000	1,115
Unibail-Rodamco-Westfield SE	2.875%	Perpetual	EUR	3,500	2,970
Veolia Environnement SA	1.000%	4/3/25	EUR	5,100	5,166
Veolia Environnement SA	1.750%	9/10/25	EUR	200	203
Veolia Environnement SA	0.000%	6/9/26	EUR	1,000	958
Veolia Environnement SA	4.625%	3/30/27	EUR	4,900	5,298
Veolia Environnement SA	1.250%	4/2/27	EUR	9,800	9,502
Veolia Environnement SA	1.590%	1/10/28	EUR	3,100	2,974
Veolia Environnement SA	1.250%	4/15/28	EUR	4,900	4,633
Veolia Environnement SA	0.927%	1/4/29	EUR	2,500	2,275
Veolia Environnement SA	1.500%	4/3/29	EUR	1,100	1,024
Veolia Environnement SA	1.625%	9/17/30	EUR	200	181
Veolia Environnement SA	5.375%	12/2/30	GBP	500	592
Veolia Environnement SA	0.800%	1/15/32	EUR	5,000	4,063
Veolia Environnement SA	6.125%	11/25/33	EUR	2,136	2,593
Verallia SA	1.625%	5/14/28	EUR	5,000	4,641
Vinci SA	1.000%	9/26/25	EUR	2,500	2,519
Vinci SA	2.250%	3/15/27	GBP	500	551
Vinci SA	0.000%	11/27/28	EUR	2,000	1,745
Vinci SA	1.625%	1/18/29	EUR	15,000	14,277
Vinci SA	1.750%	9/26/30	EUR	3,400	3,126
Vinci SA	0.500%	1/9/32	EUR	5,800	4,670
Vinci SA	2.750%	9/15/34	GBP	4,400	4,118
Vivendi SE	1.125%	12/11/28	EUR	2,700	2,501
Wendel SE	1.000%	6/1/31	EUR	3,200	2,591
Westfield America Management Ltd.	2.625%	3/30/29	GBP	2,400	2,306
					3,415,450
Germany (2.6%)
Aareal Bank AG	0.375%	7/15/25	EUR	1,073	1,072
Aareal Bank AG	0.250%	11/23/27	EUR	1,000	869
Aareal Bank AG	0.010%	2/1/28	EUR	18,800	17,119
Aareal Bank AG	0.750%	4/18/28	EUR	2,000	1,740
Aareal Bank AG	0.010%	9/15/28	EUR	11,900	10,603
Allianz Finance II BV	0.875%	1/15/26	EUR	1,000	997
Allianz Finance II BV	3.000%	3/13/28	EUR	1,400	1,443
Allianz Finance II BV	0.500%	1/14/31	EUR	6,200	5,198
Allianz SE	4.597%	9/7/38	EUR	9,000	9,244
Allianz SE	2.241%	7/7/45	EUR	3,400	3,424
Allianz SE	1.301%	9/25/49	EUR	4,100	3,461
Allianz SE	2.121%	7/8/50	EUR	10,000	8,631
Allianz SE	4.252%	7/5/52	EUR	7,100	6,840
alstria office REIT AG	1.500%	11/15/27	EUR	3,600	2,668
Amprion GmbH	3.450%	9/22/27	EUR	18,000	18,609
Amprion GmbH	0.625%	9/23/33	EUR	9,200	6,822
Aroundtown SA	4.625%	9/18/25	CAD	850	574
Aroundtown SA	1.500%	5/28/26	EUR	5,900	5,359
Aroundtown SA	0.000%	7/16/26	EUR	2,400	2,048
Aroundtown SA	0.375%	4/15/27	EUR	7,400	5,943
Aroundtown SA	1.450%	7/9/28	EUR	3,000	2,286
Aroundtown SA	3.000%	10/16/29	GBP	2,017	1,640
Aroundtown SA	3.625%	4/10/31	GBP	1,500	1,174
Aroundtown SA	1.625%	Perpetual	EUR	2,000	633
Aroundtown SA	2.875%	Perpetual	EUR	1,000	369
BASF SE	1.750%	3/11/25	GBP	316	366

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BASF SE	4.000%	3/8/29	EUR	3,000	3,176
BASF SE	1.500%	5/22/30	EUR	3,901	3,569
BASF SE	1.500%	3/17/31	EUR	3,000	2,667
BASF SE	0.875%	10/6/31	EUR	238	201
BASF SE	4.250%	3/8/32	EUR	10,000	10,519
BASF SE	1.450%	12/13/32	EUR	8,100	6,769
BASF SE	1.625%	11/15/37	EUR	746	557
Bausparkasse Schwaebisch Hall AG	2.000%	5/17/34	EUR	23,100	20,748
Bayer AG	0.050%	1/12/25	EUR	6,700	6,752
Bayer AG	0.750%	1/6/27	EUR	6,500	6,209
Bayer AG	0.375%	1/12/29	EUR	4,000	3,476
Bayer AG	1.125%	1/6/30	EUR	700	607
Bayer AG	0.625%	7/12/31	EUR	4,600	3,648
Bayer AG	1.375%	7/6/32	EUR	15,000	12,292
Bayer AG	4.625%	5/26/33	EUR	5,500	5,732
Bayer AG	1.000%	1/12/36	EUR	4,600	3,146
Bayer Capital Corp. BV	1.500%	6/26/26	EUR	7,100	7,034
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	10,100	9,370
Bayerische Landesbank	0.500%	3/19/25	EUR	4,876	4,929
Bayerische Landesbank	0.625%	7/19/27	EUR	977	935
Bayerische Landesbank	3.000%	5/22/29	EUR	12,500	12,919
Bayerische Landesbank	0.200%	5/20/30	EUR	10,251	8,811
Bayerische Landesbank	1.000%	9/23/31	EUR	5,000	4,443
Berlin Hyp AG	1.250%	1/22/25	EUR	200	202
Berlin Hyp AG	0.375%	2/21/25	EUR	10,000	10,119
Berlin Hyp AG	0.625%	10/22/25	EUR	125	125
Berlin Hyp AG	0.010%	8/24/26	EUR	31,212	29,977
Berlin Hyp AG	0.010%	1/24/28	EUR	7,299	6,697
Berlin Hyp AG	0.010%	7/7/28	EUR	20,510	18,565
Berlin Hyp AG	0.375%	5/29/29	EUR	10,000	8,964
Berlin Hyp AG	0.500%	11/5/29	EUR	3,000	2,547
Berlin Hyp AG	0.125%	1/18/30	EUR	1,126	974
Berlin Hyp AG	0.250%	5/19/33	EUR	8,127	6,311
Bertelsmann SE & Co. KGaA	2.000%	4/1/28	EUR	4,000	3,917
Bertelsmann SE & Co. KGaA	3.500%	5/29/29	EUR	2,900	2,948
BMW Canada Inc.	0.990%	1/14/25	CAD	2,104	1,437
BMW Canada Inc.	4.410%	2/10/27	CAD	1,200	835
BMW Finance NV	1.000%	11/14/24	EUR	5,745	5,898
BMW Finance NV	0.500%	2/22/25	EUR	199	201
BMW Finance NV	0.875%	4/3/25	EUR	4,486	4,544
BMW Finance NV	1.000%	8/29/25	EUR	3,891	3,914
BMW Finance NV	0.000%	1/11/26	EUR	16,635	16,325
BMW Finance NV	3.250%	11/22/26	EUR	3,000	3,127
BMW Finance NV	0.375%	1/14/27	EUR	3,174	3,026
BMW Finance NV	1.500%	2/6/29	EUR	12,227	11,527
BMW Finance NV	0.200%	1/11/33	EUR	2,545	1,935
Brenntag Finance BV	1.125%	9/27/25	EUR	1,725	1,730
Clearstream Banking AG	0.000%	12/1/25	EUR	8,200	7,996
Commerzbank AG	0.050%	7/11/24	EUR	12,426	12,796
Commerzbank AG	0.625%	3/13/25	EUR	7,486	7,585
Commerzbank AG	0.625%	5/28/25	EUR	4,388	4,422
Commerzbank AG	0.875%	9/8/25	EUR	4,925	4,952
Commerzbank AG	1.000%	3/4/26	EUR	10,605	10,441
Commerzbank AG	0.750%	3/24/26	EUR	2,000	2,001
Commerzbank AG	2.875%	4/28/26	EUR	5,000	5,214
Commerzbank AG	0.500%	6/9/26	EUR	7,314	7,162
Commerzbank AG	0.500%	12/4/26	EUR	7,314	6,934
Commerzbank AG	0.125%	12/15/26	EUR	5,755	5,493
Commerzbank AG	0.875%	1/22/27	EUR	2,500	2,360
Commerzbank AG	0.625%	8/24/27	EUR	537	511
Commerzbank AG	3.000%	9/14/27	EUR	11,500	11,556
Commerzbank AG	4.625%	3/21/28	EUR	2,200	2,293
Commerzbank AG	3.125%	4/20/29	EUR	22,000	22,834
Commerzbank AG	5.125%	1/18/30	EUR	3,000	3,115
Commerzbank AG	0.010%	3/11/30	EUR	4,388	3,727
Commerzbank AG	3.125%	6/13/33	EUR	5,000	5,050
Commerzbank AG	1.250%	1/9/34	EUR	3,413	2,856

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Continental AG	2.500%	8/27/26	EUR	6,500	6,656
Continental AG	3.625%	11/30/27	EUR	2,500	2,584
Covestro AG	0.875%	2/3/26	EUR	398	394
Covestro AG	1.375%	6/12/30	EUR	2,000	1,807
Daimler International Finance BV	1.000%	11/11/25	EUR	10,240	10,242
Daimler International Finance BV	1.375%	6/26/26	EUR	8,484	8,462
Daimler International Finance BV	0.625%	5/6/27	EUR	7,314	6,967
Daimler Truck International Finance BV	3.875%	6/19/26	EUR	5,000	5,259
Daimler Truck International Finance BV	1.625%	4/6/27	EUR	17,000	16,569
Daimler Truck International Finance BV	3.875%	6/19/29	EUR	4,000	4,137
Daimler Trucks Finance Canada Inc.	2.140%	12/13/24	CAD	2,612	1,809
Daimler Trucks Finance Canada Inc.	5.180%	9/19/25	CAD	3,500	2,492
Daimler Trucks Finance Canada Inc.	2.460%	12/15/26	CAD	1,504	981
Daimler Trucks Finance Canada Inc.	5.220%	9/20/27	CAD	600	424
Daimler Trucks Finance Canada Inc.	5.770%	9/25/28	CAD	1,800	1,292
DekaBank Deutsche Girozentrale	0.300%	11/20/26	EUR	2,500	2,350
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	300	287
Deutsche Bahn Finance GmbH	1.375%	7/7/25	GBP	11,976	13,650
Deutsche Bahn Finance GmbH	1.250%	10/23/25	EUR	1,219	1,241
Deutsche Bahn Finance GmbH	1.875%	2/13/26	GBP	1,907	2,156
Deutsche Bahn Finance GmbH	3.125%	7/24/26	GBP	125	144
Deutsche Bahn Finance GmbH	0.500%	4/9/27	EUR	6,740	6,451
Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	249	234
Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	1,706	1,743
Deutsche Bahn Finance GmbH	0.375%	6/23/29	EUR	1,390	1,243
Deutsche Bahn Finance GmbH	1.625%	11/6/30	EUR	25	23
Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	1,464	1,327
Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	1,317	1,142
Deutsche Bahn Finance GmbH	0.200%	5/20/33	CHF	6,515	6,193
Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	4,779	4,207
Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	6,935	5,104
Deutsche Bahn Finance GmbH	0.625%	4/15/36	EUR	17,995	12,692
Deutsche Bahn Finance GmbH	1.375%	4/16/40	EUR	4,932	3,513
Deutsche Bahn Finance GmbH	0.625%	12/8/50	EUR	10,449	4,797
Deutsche Bahn Finance GmbH	1.125%	5/29/51	EUR	4,494	2,398
Deutsche Bahn Finance GmbH	0.950%	Perpetual	EUR	3,300	3,242
Deutsche Bahn Finance GmbH	1.600%	Perpetual	EUR	3,900	3,218
Deutsche Bank AG	2.625%	12/16/24	GBP	6,000	6,956
Deutsche Bank AG	2.625%	2/12/26	EUR	7,800	7,909
Deutsche Bank AG	4.000%	6/24/26	GBP	3,000	3,473
Deutsche Bank AG	1.625%	1/20/27	EUR	9,000	8,574
Deutsche Bank AG	0.750%	2/17/27	EUR	9,300	8,899
Deutsche Bank AG	1.750%	1/17/28	EUR	3,700	3,430
Deutsche Bank AG	3.250%	5/24/28	EUR	8,500	8,382
Deutsche Bank AG	0.250%	8/31/28	EUR	2,439	2,216
Deutsche Bank AG	5.375%	1/11/29	EUR	2,000	2,113
Deutsche Bank AG	1.750%	11/19/30	EUR	14,000	11,906
Deutsche Bank AG	6.125%	12/12/30	GBP	3,600	4,077
Deutsche Bank AG	5.625%	5/19/31	EUR	7,000	7,193
Deutsche Bank AG	1.375%	2/17/32	EUR	11,500	9,025
Deutsche Bank AG	4.000%	6/24/32	EUR	9,400	8,947
Deutsche Bank AG	2.500%	9/20/32	EUR	10,000	9,694
Deutsche Boerse AG	0.000%	2/22/26	EUR	8,700	8,422
Deutsche Boerse AG	1.125%	3/26/28	EUR	1,876	1,787
Deutsche Boerse AG	1.500%	4/4/32	EUR	4,800	4,198
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	900	864
Deutsche Pfandbriefbank AG	0.010%	10/16/25	EUR	9,800	9,650
Deutsche Pfandbriefbank AG	0.010%	8/25/26	EUR	18,000	17,232
Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	32,700	30,974
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	2,975	2,982
Deutsche Pfandbriefbank AG	1.250%	4/20/35	EUR	4,876	3,921
Deutsche Post AG	2.875%	12/11/24	EUR	977	1,023
Deutsche Post AG	1.250%	4/1/26	EUR	4,000	4,019
Deutsche Post AG	0.375%	5/20/26	EUR	5,302	5,169
Deutsche Post AG	1.625%	12/5/28	EUR	13,535	12,998
Deutsche Post AG	0.750%	5/20/29	EUR	1,818	1,664
Deutsche Post AG	3.375%	7/3/33	EUR	5,000	5,032

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Telekom AG	0.500%	7/5/27	EUR	12,348	11,750
Deutsche Telekom AG	1.750%	3/25/31	EUR	2,500	2,319
Deutsche Telekom AG	3.125%	2/6/34	GBP	766	744
Deutsche Telekom AG	1.375%	7/5/34	EUR	1,710	1,415
Deutsche Telekom AG	2.250%	3/29/39	EUR	2,073	1,770
Deutsche Telekom AG	1.750%	12/9/49	EUR	4,007	2,671
Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	18,960	19,241
Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	2,522	2,520
Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	3,851	3,799
Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	25	26
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	9,950	9,577
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	4,439	6,167
Deutsche Telekom International Finance BV	2.250%	4/13/29	GBP	2,132	2,216
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	8,242	7,965
Deutsche Telekom International Finance BV	7.625%	6/15/30	GBP	498	673
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	1,185	1,594
Deutsche Wohnen SE	1.000%	4/30/25	EUR	5,000	4,995
Deutsche Wohnen SE	1.500%	4/30/30	EUR	4,000	3,524
DZ HYP AG	0.375%	6/6/25	EUR	1,000	1,003
DZ HYP AG	0.500%	11/13/25	EUR	7,802	7,757
DZ HYP AG	0.750%	2/2/26	EUR	5,000	4,967
DZ HYP AG	0.375%	3/31/26	EUR	3,023	2,965
DZ HYP AG	0.100%	8/31/26	EUR	500	481
DZ HYP AG	0.500%	9/30/26	EUR	4,876	4,737
DZ HYP AG	0.500%	4/1/27	EUR	2,500	2,396
DZ HYP AG	0.750%	6/30/27	EUR	586	564
DZ HYP AG	0.625%	8/30/27	EUR	5,000	4,766
DZ HYP AG	0.875%	3/22/28	EUR	10,755	10,207
DZ HYP AG	0.010%	6/23/28	EUR	55,000	49,755
DZ HYP AG	0.010%	10/27/28	EUR	9,000	8,047
DZ HYP AG	0.875%	1/30/29	EUR	4,876	4,525
DZ HYP AG	0.050%	6/29/29	EUR	4,876	4,269
DZ HYP AG	0.875%	1/18/30	EUR	6,100	5,530
DZ HYP AG	0.010%	3/29/30	EUR	17,269	14,667
DZ HYP AG	0.010%	11/15/30	EUR	10,000	8,309
DZ HYP AG	0.875%	4/17/34	EUR	4,876	3,906
DZ HYP AG	0.375%	11/10/34	EUR	5,000	3,699
E.ON International Finance BV	1.000%	4/13/25	EUR	2,439	2,471
E.ON International Finance BV	1.625%	5/30/26	EUR	6,242	6,258
E.ON International Finance BV	1.250%	10/19/27	EUR	5,463	5,203
E.ON International Finance BV	1.500%	7/31/29	EUR	10,418	9,713
E.ON International Finance BV	6.250%	6/3/30	GBP	10,434	12,753
E.ON International Finance BV	6.375%	6/7/32	GBP	3,073	3,770
E.ON International Finance BV	4.750%	1/31/34	GBP	2,800	2,993
E.ON International Finance BV	5.875%	10/30/37	GBP	5,600	6,379
E.ON International Finance BV	6.750%	1/27/39	GBP	400	492
E.ON International Finance BV	6.125%	7/6/39	GBP	1,500	1,744
E.ON SE	0.250%	10/24/26	EUR	1,851	1,767
E.ON SE	0.375%	9/29/27	EUR	2,439	2,251
E.ON SE	3.500%	1/12/28	EUR	7,000	7,281
E.ON SE	0.750%	2/20/28	EUR	4,526	4,239
E.ON SE	3.750%	3/1/29	EUR	10,000	10,466
E.ON SE	1.625%	5/22/29	EUR	9,984	9,441
E.ON SE	0.350%	2/28/30	EUR	5,017	4,231
E.ON SE	1.625%	3/29/31	EUR	10,782	9,605
E.ON SE	0.625%	11/7/31	EUR	8,436	6,781
E.ON SE	3.875%	1/12/35	EUR	5,000	5,009
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	1,600	1,433
EnBW Energie Baden-Wuerttemberg AG	1.125%	11/5/79	EUR	4,500	4,548
EnBW Energie Baden-Wuerttemberg AG	1.875%	6/29/80	EUR	5,300	5,033
EnBW Energie Baden-Wuerttemberg AG	1.375%	8/31/81	EUR	4,000	3,362
EnBW International Finance BV	0.625%	4/17/25	EUR	17,891	18,021
EnBW International Finance BV	2.500%	6/4/26	EUR	5,560	5,640
EnBW International Finance BV	0.250%	10/19/30	EUR	6,881	5,651
EnBW International Finance BV	0.500%	3/1/33	EUR	5,650	4,241
EnBW International Finance BV	6.125%	7/7/39	EUR	2,090	2,514
Eurogrid GmbH	1.875%	6/10/25	EUR	9,700	9,903

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Eurogrid GmbH	1.500%	4/18/28	EUR	3,100	2,949
Eurogrid GmbH	3.722%	4/27/30	EUR	5,000	5,134
Eurogrid GmbH	0.741%	4/21/33	EUR	5,400	4,115
Evonik Industries AG	0.625%	9/18/25	EUR	2,900	2,878
EWE AG	0.250%	6/8/28	EUR	5,000	4,461
EWE AG	0.375%	10/22/32	EUR	9,038	6,724
Fresenius Finance Ireland plc	2.125%	2/1/27	EUR	5,000	4,926
Fresenius Finance Ireland plc	0.500%	10/1/28	EUR	5,635	4,972
Fresenius Finance Ireland plc	0.875%	10/1/31	EUR	1,000	779
Fresenius Finance Ireland plc	3.000%	1/30/32	EUR	710	654
Fresenius Medical Care AG & Co. KGaA	1.500%	7/11/25	EUR	100	100
Fresenius Medical Care AG & Co. KGaA	1.500%	5/29/30	EUR	2,276	1,841
Fresenius SE & Co. KGaA	1.875%	5/24/25	EUR	5,000	5,102
Fresenius SE & Co. KGaA	1.625%	10/8/27	EUR	4,876	4,658
Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	5,608	5,140
Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	3,352	3,319
Fresenius SE & Co. KGaA	5.000%	11/28/29	EUR	5,900	6,275
Grand City Properties SA	1.375%	8/3/26	EUR	8,800	8,148
Grand City Properties SA	1.500%	2/22/27	EUR	4,100	3,698
Grand City Properties SA	1.500%	Perpetual	EUR	500	238
Hamburg Commercial Bank AG	0.375%	3/9/26	EUR	3,300	3,148
Hamburg Commercial Bank AG	0.500%	9/22/26	EUR	10,100	9,650
Hamburg Commercial Bank AG	0.010%	1/19/27	EUR	2,700	2,551
Hamburg Commercial Bank AG	3.375%	2/1/28	EUR	31,000	32,528
Hannover Rueck SE	1.750%	10/8/40	EUR	6,000	5,037
Hannover Rueck SE	5.875%	8/26/43	EUR	6,500	7,013
Hannover Rueck SE	3.375%	Perpetual	EUR	6,000	6,095
Heidelberg Materials AG	1.500%	2/7/25	EUR	6,827	6,969
Heidelberg Materials AG	3.750%	5/31/32	EUR	5,000	4,815
Heidelberg Materials Finance Luxembourg SA	1.625%	4/7/26	EUR	3,755	3,747
Heidelberg Materials Finance Luxembourg SA	1.500%	6/14/27	EUR	100	97
Heidelberg Materials Finance Luxembourg SA	1.125%	12/1/27	EUR	8,373	7,834
Heidelberg Materials Finance Luxembourg SA	1.750%	4/24/28	EUR	2,200	2,077
Henkel AG & Co. KGaA	0.500%	11/17/32	EUR	2,500	2,002
HOCHTIEF AG	0.625%	4/26/29	EUR	1,498	1,273
HOWOGE Wohnungs-baugesellschaft mbH	0.625%	11/1/28	EUR	2,900	2,553
HOWOGE Wohnungs-baugesellschaft mbH	1.125%	11/1/33	EUR	3,600	2,717
Infineon Technologies AG	1.625%	6/24/29	EUR	4,200	3,916
Infineon Technologies AG	2.000%	6/24/32	EUR	1,800	1,619
ING-DiBa AG	0.250%	11/16/26	EUR	2,500	2,402
ING-DiBa AG	0.125%	5/23/27	EUR	17,500	16,483
ING-DiBa AG	1.250%	10/9/33	EUR	6,000	5,059
ING-DiBa AG	1.000%	5/23/39	EUR	9,400	6,586
Landesbank Baden-Wuerttemberg	0.250%	1/10/25	EUR	5,000	5,072
Landesbank Baden-Wuerttemberg	1.500%	2/3/25	GBP	7,800	8,916
Landesbank Baden-Wuerttemberg	0.375%	2/27/25	EUR	4,876	4,931
Landesbank Baden-Wuerttemberg	0.375%	2/18/27	EUR	27,200	25,153
Landesbank Baden-Wuerttemberg	0.010%	7/16/27	EUR	1,580	1,474
Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	4,003	3,592
Landesbank Baden-Wuerttemberg	0.375%	5/7/29	EUR	6,500	5,424
Landesbank Hessen-Thueringen Girozentrale	0.125%	11/19/24	EUR	1,100	1,113
Landesbank Hessen-Thueringen Girozentrale	0.375%	5/12/25	EUR	4,500	4,493
Landesbank Hessen-Thueringen Girozentrale	0.500%	9/25/25	EUR	200	200
Landesbank Hessen-Thueringen Girozentrale	2.375%	9/21/26	EUR	15,000	15,394
Landesbank Hessen-Thueringen Girozentrale	0.625%	1/12/27	EUR	4,000	3,869
Landesbank Hessen-Thueringen Girozentrale	0.010%	7/19/27	EUR	12,500	11,643
Landesbank Hessen-Thueringen Girozentrale	4.000%	2/4/30	EUR	5,000	5,166
Landesbank Hessen-Thueringen Girozentrale	4.500%	9/15/32	EUR	6,000	5,877
Landesbank Hessen-Thueringen Girozentrale	0.500%	1/19/37	EUR	4,000	2,775
LANXESS AG	1.125%	5/16/25	EUR	2,501	2,525
LANXESS AG	0.625%	12/1/29	EUR	6,600	5,292
LEG Immobilien SE	0.375%	1/17/26	EUR	2,300	2,219
LEG Immobilien SE	0.875%	11/28/27	EUR	4,500	4,093
LEG Immobilien SE	0.875%	1/17/29	EUR	4,600	3,939
LEG Immobilien SE	1.000%	11/19/32	EUR	1,700	1,233
LEG Immobilien SE	0.875%	3/30/33	EUR	2,300	1,631
LEG Immobilien SE	1.500%	1/17/34	EUR	4,900	3,595

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Mercedes-Benz Finance Canada Inc.	1.650%	9/22/25	CAD	3,325	2,231
Mercedes-Benz Finance Canada Inc.	5.120%	6/27/28	CAD	1,700	1,206
Mercedes-Benz Group AG	1.000%	11/15/27	EUR	4,740	4,528
Mercedes-Benz Group AG	1.375%	5/11/28	EUR	2,500	2,379
Mercedes-Benz Group AG	0.750%	2/8/30	EUR	9,388	8,168
Mercedes-Benz Group AG	2.375%	5/22/30	EUR	11,900	11,423
Mercedes-Benz Group AG	0.750%	9/10/30	EUR	2,439	2,081
Mercedes-Benz Group AG	2.000%	2/27/31	EUR	5,581	5,203
Mercedes-Benz Group AG	1.125%	11/6/31	EUR	4,876	4,134
Mercedes-Benz Group AG	0.750%	3/11/33	EUR	4,900	3,858
Mercedes-Benz Group AG	2.125%	7/3/37	EUR	1,818	1,503
Mercedes-Benz International Finance BV	2.625%	4/7/25	EUR	12,478	12,955
Mercedes-Benz International Finance BV	2.000%	8/22/26	EUR	16,072	16,281
Mercedes-Benz International Finance BV	0.375%	11/8/26	EUR	7,314	7,018
Mercedes-Benz International Finance BV	1.500%	2/9/27	EUR	4,700	4,622
Merck Financial Services GmbH	0.500%	7/16/28	EUR	4,000	3,652
Merck Financial Services GmbH	0.875%	7/5/31	EUR	200	171
Merck KGaA	3.375%	12/12/74	EUR	75	78
Merck KGaA	1.625%	9/9/80	EUR	5,400	5,127
Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	10,425	10,247
Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	586	571
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	6,339	6,094
Muenchener Hypothekenbank eG	3.000%	8/4/27	EUR	55,000	57,353
Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	7,314	6,937
Muenchener Hypothekenbank eG	0.500%	6/14/28	CHF	8,000	8,366
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	6,217	6,316
Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	4,535	3,222
Muenchener Hypothekenbank eG	0.010%	11/2/40	EUR	3,635	2,011
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/41	EUR	6,700	5,385
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.000%	5/26/42	EUR	3,000	2,265
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	2,200	2,117
Norddeutsche Landesbank-Girozentrale	0.500%	6/29/26	EUR	25	24
Norddeutsche Landesbank-Girozentrale	0.010%	9/23/26	EUR	14,600	13,979
Norddeutsche Landesbank-Girozentrale	0.250%	10/28/26	EUR	4,876	4,695
Norddeutsche Landesbank-Girozentrale	0.750%	3/5/29	EUR	39,655	36,434
O2 Telefonica Deutschland Finanzierungs GmbH	1.750%	7/5/25	EUR	3,400	3,439
Roadster Finance DAC	2.375%	12/8/32	EUR	100	87
Robert Bosch GmbH	4.000%	6/2/35	EUR	4,000	4,095
Robert Bosch GmbH	4.375%	6/2/43	EUR	9,000	8,956
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	500	504
RWE AG	2.500%	8/24/25	EUR	2,000	2,066
RWE AG	2.125%	5/24/26	EUR	2,000	2,019
RWE AG	0.500%	11/26/28	EUR	8,695	7,770
RWE AG	2.750%	5/24/30	EUR	9,500	9,147
RWE AG	0.625%	6/11/31	EUR	7,491	6,059
RWE AG	1.000%	11/26/33	EUR	6,585	4,979
Santander Consumer Bank AG	4.500%	6/30/26	EUR	5,000	5,305
SAP SE	0.750%	12/10/24	EUR	500	512
SAP SE	0.125%	5/18/26	EUR	5,000	4,845
SAP SE	1.750%	2/22/27	EUR	3,000	3,099
SAP SE	1.250%	3/10/28	EUR	2,900	2,777
SAP SE	0.375%	5/18/29	EUR	6,900	6,128
SAP SE	1.625%	3/10/31	EUR	7,600	7,045
Siemens Energy Finance BV	4.000%	4/5/26	EUR	5,000	5,075
Siemens Financieringsmaatschappij NV	2.250%	3/10/25	EUR	3,000	3,102
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	500	581
Siemens Financieringsmaatschappij NV	1.000%	9/6/27	EUR	1,000	966
Siemens Financieringsmaatschappij NV	0.900%	2/28/28	EUR	1,000	951
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	7,523	7,782
Siemens Financieringsmaatschappij NV	0.250%	2/20/29	EUR	15,200	13,524
Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	9,179	8,099
Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	4,275	3,912
Siemens Financieringsmaatschappij NV	2.750%	9/9/30	EUR	5,100	5,061
Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	3,128	2,821
Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	3,800	3,089
Siemens Financieringsmaatschappij NV	3.000%	9/8/33	EUR	8,000	7,874
Siemens Financieringsmaatschappij NV	0.500%	9/5/34	EUR	3,413	2,539

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Siemens Financieringsmaatschappij NV	1.250%	2/25/35	EUR	2,800	2,250
Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	6,084	4,665
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	3,600	3,447
Sirius Real Estate Ltd.	1.125%	6/22/26	EUR	100	93
Talanx AG	4.000%	10/25/29	EUR	2,500	2,621
Talanx AG	2.250%	12/5/47	EUR	7,100	6,646
Traton Finance Luxembourg SA	4.125%	1/18/25	EUR	13,400	14,106
Traton Finance Luxembourg SA	0.125%	3/24/25	EUR	6,700	6,678
Traton Finance Luxembourg SA	4.125%	11/22/25	EUR	27,000	28,320
Traton Finance Luxembourg SA	4.250%	5/16/28	EUR	5,000	5,205
Traton Finance Luxembourg SA	1.250%	3/24/33	EUR	4,600	3,474
UniCredit Bank AG	0.625%	2/12/25	EUR	25	25
UniCredit Bank AG	0.625%	11/20/25	EUR	10,400	10,360
UniCredit Bank AG	0.500%	5/4/26	EUR	125	123
UniCredit Bank AG	0.500%	2/23/27	EUR	27,000	25,945
UniCredit Bank AG	0.010%	11/19/27	EUR	10,000	9,220
UniCredit Bank AG	0.010%	9/15/28	EUR	7,545	6,766
UniCredit Bank AG	0.875%	1/11/29	EUR	6,192	5,757
UniCredit Bank AG	0.125%	11/22/29	EUR	7,000	6,056
UniCredit Bank AG	0.010%	6/24/30	EUR	6,242	5,262
UniCredit Bank AG	0.250%	1/15/32	EUR	9,508	7,718
UniCredit Bank AG	0.850%	5/22/34	EUR	17,363	13,877
Vier Gas Transport GmbH	2.875%	6/12/25	EUR	5,590	5,804
Vier Gas Transport GmbH	0.125%	9/10/29	EUR	4,000	3,355
Volkswagen Bank GmbH	1.250%	12/15/25	EUR	634	630
Volkswagen Bank GmbH	4.250%	1/7/26	EUR	5,000	5,252
Volkswagen Bank GmbH	2.500%	7/31/26	EUR	2,700	2,708
Volkswagen Bank GmbH	4.625%	5/3/31	EUR	5,000	5,130
Volkswagen Financial Services AG	0.000%	2/12/25	EUR	6,733	6,754
Volkswagen Financial Services AG	2.250%	10/16/26	EUR	4,103	4,122
Volkswagen Financial Services AG	0.125%	2/12/27	EUR	16,000	14,743
Volkswagen Financial Services AG	0.875%	1/31/28	EUR	13,583	12,383
Volkswagen Financial Services AG	3.375%	4/6/28	EUR	7,838	7,960
Volkswagen Financial Services AG	0.375%	2/12/30	EUR	2,397	1,934
Volkswagen Financial Services NV	0.875%	2/20/25	GBP	7,300	8,283
Volkswagen Financial Services NV	2.250%	4/12/25	GBP	238	276
Volkswagen Financial Services NV	3.250%	4/13/27	GBP	4,400	4,824
Volkswagen Financial Services NV	2.125%	1/18/28	GBP	8,700	8,902
Volkswagen Financial Services NV	1.375%	9/14/28	GBP	4,300	4,150
Volkswagen International Finance NV	4.125%	11/15/25	EUR	5,200	5,491
Volkswagen International Finance NV	3.875%	3/29/26	EUR	5,000	5,228
Volkswagen International Finance NV	3.375%	11/16/26	GBP	3,600	4,035
Volkswagen International Finance NV	1.875%	3/30/27	EUR	20,000	19,362
Volkswagen International Finance NV	3.750%	9/28/27	EUR	4,000	4,112
Volkswagen International Finance NV	2.625%	11/16/27	EUR	5,000	4,916
Volkswagen International Finance NV	4.250%	3/29/29	EUR	5,000	5,155
Volkswagen International Finance NV	3.250%	11/18/30	EUR	200	193
Volkswagen International Finance NV	1.250%	9/23/32	EUR	2,900	2,277
Volkswagen International Finance NV	3.300%	3/22/33	EUR	300	274
Volkswagen International Finance NV	4.125%	11/16/38	EUR	5,700	5,347
Volkswagen International Finance NV	1.500%	1/21/41	EUR	4,000	2,481
Volkswagen International Finance NV	3.500%	Perpetual	EUR	5,000	4,160
Volkswagen International Finance NV	3.500%	Perpetual	EUR	10,600	10,566
Volkswagen International Finance NV	3.748%	Perpetual	EUR	12,100	11,000
Volkswagen International Finance NV	3.875%	Perpetual	EUR	7,700	7,160
Volkswagen International Finance NV	3.875%	Perpetual	EUR	11,500	9,920
Volkswagen International Finance NV	4.375%	Perpetual	EUR	4,000	3,352
Volkswagen International Finance NV	4.625%	Perpetual	EUR	2,358	2,351
Volkswagen International Finance NV	4.625%	Perpetual	EUR	6,200	5,787
Volkswagen Leasing GmbH	1.375%	1/20/25	EUR	5,656	5,782
Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	1,064	1,076
Volkswagen Leasing GmbH	0.250%	1/12/26	EUR	2,500	2,423
Volkswagen Leasing GmbH	0.375%	7/20/26	EUR	8,147	7,777
Volkswagen Leasing GmbH	0.500%	1/12/29	EUR	12,099	10,387
Volkswagen Leasing GmbH	0.625%	7/19/29	EUR	4,000	3,360
Vonovia Finance BV	1.250%	12/6/24	EUR	2,000	2,039
Vonovia Finance BV	1.500%	3/31/25	EUR	2,486	2,522

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Vonovia Finance BV	1.800%	6/29/25	EUR	7,200	7,266
Vonovia Finance BV	1.500%	3/22/26	EUR	7,600	7,505
Vonovia Finance BV	1.500%	6/10/26	EUR	2,500	2,460
Vonovia Finance BV	0.625%	7/9/26	EUR	8,000	7,659
Vonovia Finance BV	1.750%	1/25/27	EUR	100	96
Vonovia Finance BV	0.625%	10/7/27	EUR	3,000	2,687
Vonovia Finance BV	2.250%	4/7/30	EUR	1,900	1,672
Vonovia Finance BV	1.000%	7/9/30	EUR	2,800	2,264
Vonovia Finance BV	1.125%	9/14/34	EUR	5,000	3,445
Vonovia Finance BV	2.750%	3/22/38	EUR	700	535
Vonovia Finance BV	1.625%	10/7/39	EUR	1,400	864
Vonovia Finance BV	1.000%	1/28/41	EUR	2,000	1,043
Vonovia SE	0.000%	12/1/25	EUR	10,000	9,633
Vonovia SE	1.375%	1/28/26	EUR	5,200	5,134
Vonovia SE	0.375%	6/16/27	EUR	3,500	3,146
Vonovia SE	1.875%	6/28/28	EUR	10,400	9,577
Vonovia SE	0.250%	9/1/28	EUR	6,000	5,045
Vonovia SE	0.625%	12/14/29	EUR	11,300	9,132
Vonovia SE	5.000%	11/23/30	EUR	2,000	2,069
Vonovia SE	2.375%	3/25/32	EUR	5,100	4,332
Vonovia SE	0.750%	9/1/32	EUR	4,900	3,549
Vonovia SE	1.000%	6/16/33	EUR	2,300	1,658
Vonovia SE	1.500%	6/14/41	EUR	2,000	1,124
VW Credit Canada Inc.	2.050%	12/10/24	CAD	2,170	1,501
VW Credit Canada Inc.	1.500%	9/23/25	CAD	3,040	2,025
VW Credit Canada Inc.	5.800%	11/17/25	CAD	3,000	2,160
VW Credit Canada Inc.	2.450%	12/10/26	CAD	1,785	1,166
VW Credit Canada Inc.	5.860%	11/15/27	CAD	2,000	1,441
Wintershall Dea Finance BV	0.840%	9/25/25	EUR	1,900	1,878
Wintershall Dea Finance BV	1.332%	9/25/28	EUR	3,500	3,168
Wintershall Dea Finance BV	1.823%	9/25/31	EUR	4,900	4,073
					2,564,059
Hong Kong (0.0%)
Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	EUR	317	320
Prudential Funding Asia plc	5.875%	5/11/29	GBP	1,541	1,871
Prudential Funding Asia plc	6.125%	12/19/31	GBP	2,322	2,754
					4,945
Indonesia (0.0%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	EUR	1,100	888
Ireland (0.1%)
AIB Group plc	3.625%	7/4/26	EUR	9,000	9,369
AIB Group plc	2.250%	4/4/28	EUR	13,200	12,781
AIB Group plc	5.750%	2/16/29	EUR	6,300	6,828
Bank of Ireland Group plc	1.000%	11/25/25	EUR	4,729	4,811
Bank of Ireland Group plc	1.875%	6/5/26	EUR	8,000	8,080
Bank of Ireland Group plc	4.875%	7/16/28	EUR	9,000	9,565
Bank of Ireland Group plc	5.000%	7/4/31	EUR	5,000	5,263
Bank of Ireland Group plc	7.594%	12/6/32	GBP	1,000	1,200
Bank of Ireland Group plc	6.750%	3/1/33	EUR	4,260	4,624
Dell Bank International DAC	0.500%	10/27/26	EUR	12,500	11,869
Dell Bank International DAC	4.500%	10/18/27	EUR	5,000	5,332
ESB Finance DAC	2.125%	6/8/27	EUR	3,154	3,123
ESB Finance DAC	1.875%	6/14/31	EUR	8,037	7,307
ESB Finance DAC	4.000%	5/3/32	EUR	1,500	1,562
ESB Finance DAC	2.125%	11/5/33	EUR	3,429	3,036
ESB Finance DAC	3.750%	1/25/43	EUR	2,500	2,265
Freshwater Finance plc	4.607%	10/17/36	GBP	2,108	2,025
GAS Networks Ireland	1.375%	12/5/26	EUR	1,228	1,206
Kerry Group Financial Services Unltd Co.	2.375%	9/10/25	EUR	5,139	5,312
PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	3,396	3,299
Ryanair DAC	2.875%	9/15/25	EUR	10,172	10,518
Smurfit Kappa Acquisitions ULC	2.875%	1/15/26	EUR	5,286	5,417
Smurfit Kappa Treasury ULC	1.500%	9/15/27	EUR	6,500	6,201
Smurfit Kappa Treasury ULC	1.000%	9/22/33	EUR	6,571	5,044
					136,037

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Italy (0.7%)
2i Rete Gas SpA	3.000%	7/16/24	EUR	2,908	3,045
2i Rete Gas SpA	1.750%	8/28/26	EUR	465	460
2i Rete Gas SpA	1.608%	10/31/27	EUR	3,234	3,102
2i Rete Gas SpA	0.579%	1/29/31	EUR	10,200	8,197
A2A SpA	0.625%	7/15/31	EUR	2,000	1,560
A2A SpA	0.625%	10/28/32	EUR	2,302	1,704
A2A SpA	1.000%	11/2/33	EUR	3,000	2,191
A2A SpA	4.375%	2/3/34	EUR	2,000	1,995
ACEA SpA	1.000%	10/24/26	EUR	3,063	2,965
ACEA SpA	1.500%	6/8/27	EUR	11,966	11,505
ACEA SpA	0.500%	4/6/29	EUR	16,904	14,665
ACEA SpA	0.250%	7/28/30	EUR	1,093	884
Aeroporti di Roma SpA	1.625%	6/8/27	EUR	1,860	1,830
Aeroporti di Roma SpA	1.750%	7/30/31	EUR	1,863	1,569
AMCO - Asset Management Co. SpA	1.375%	1/27/25	EUR	11,991	12,194
AMCO - Asset Management Co. SpA	2.250%	7/17/27	EUR	10,042	9,686
AMCO - Asset Management Co. SpA	0.750%	4/20/28	EUR	4,552	4,007
Assicurazioni Generali SpA	5.125%	9/16/24	EUR	1,545	1,647
Assicurazioni Generali SpA	2.124%	10/1/30	EUR	2,700	2,279
Assicurazioni Generali SpA	2.429%	7/14/31	EUR	2,000	1,665
Assicurazioni Generali SpA	1.713%	6/30/32	EUR	2,700	2,053
Assicurazioni Generali SpA	5.800%	7/6/32	EUR	3,000	3,153
Assicurazioni Generali SpA	5.500%	10/27/47	EUR	7,336	7,685
Assicurazioni Generali SpA	4.596%	Perpetual	EUR	10,000	10,259
Assicurazioni Generali SpA	6.269%	Perpetual	GBP	5,100	5,974
ASTM SpA	1.625%	2/8/28	EUR	3,182	3,015
ASTM SpA	1.500%	1/25/30	EUR	10,707	9,074
ASTM SpA	2.375%	11/25/33	EUR	3,200	2,527
Autostrade per l'Italia SpA	2.000%	12/4/28	EUR	9,000	8,298
Autostrade per l'Italia SpA	1.875%	9/26/29	EUR	4,000	3,553
Autostrade per l'Italia SpA	2.250%	1/25/32	EUR	9,000	7,554
Autostrade per l'Italia SpA	5.125%	6/14/33	EUR	4,000	4,070
Banca Monte dei Paschi di Siena SpA	2.125%	11/26/25	EUR	4,461	4,528
Banco BPM SpA	1.000%	1/23/25	EUR	7,369	7,502
Banco BPM SpA	3.750%	6/27/28	EUR	7,500	7,877
Coca-Cola HBC Finance BV	1.875%	11/11/24	EUR	100	103
Coca-Cola HBC Finance BV	1.000%	5/14/27	EUR	5,000	4,795
Credit Agricole Italia SpA	0.625%	1/13/26	EUR	8,900	8,781
Credit Agricole Italia SpA	1.000%	3/25/27	EUR	7,400	7,147
Credit Agricole Italia SpA	0.250%	1/17/28	EUR	2,500	2,287
Credit Agricole Italia SpA	1.625%	3/21/29	EUR	1,000	947
Credit Agricole Italia SpA	3.500%	1/15/30	EUR	21,900	22,582
Credit Agricole Italia SpA	1.750%	1/15/38	EUR	2,500	1,913
Credit Agricole Italia SpA	1.000%	1/17/45	EUR	300	168
Enel Finance International NV	1.966%	1/27/25	EUR	16,202	16,691
Enel Finance International NV	1.375%	6/1/26	EUR	18,270	18,016
Enel Finance International NV	0.000%	6/17/27	EUR	3,000	2,742
Enel Finance International NV	0.375%	6/17/27	EUR	5,892	5,459
Enel Finance International NV	1.000%	10/20/27	GBP	12,199	12,424
Enel Finance International NV	2.875%	4/11/29	GBP	5,300	5,506
Enel Finance International NV	0.375%	5/28/29	EUR	10,000	8,596
Enel Finance International NV	0.500%	6/17/30	EUR	12,800	10,539
Enel Finance International NV	0.875%	9/28/34	EUR	3,100	2,233
Enel Finance International NV	1.125%	10/17/34	EUR	2,547	1,862
Enel Finance International NV	1.250%	1/17/35	EUR	3,000	2,233
Enel Finance International NV	0.875%	6/17/36	EUR	2,786	1,849
Enel Finance International NV	5.750%	9/14/40	GBP	3,390	3,760
Enel SpA	5.625%	6/21/27	EUR	1,060	1,181
Enel SpA	5.750%	6/22/37	GBP	1,455	1,649
Enel SpA	1.375%	Perpetual	EUR	5,552	4,815
Enel SpA	1.875%	Perpetual	EUR	3,000	2,287
Enel SpA	2.250%	Perpetual	EUR	13,023	11,962
Enel SpA	3.375%	Perpetual	EUR	8,120	7,897
Enel SpA	3.500%	Perpetual	EUR	11,386	11,624
Eni SpA	3.750%	9/12/25	EUR	3,279	3,456
Eni SpA	1.500%	2/2/26	EUR	931	930

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Eni SpA	1.250%	5/18/26	EUR	10,333	10,195
Eni SpA	1.500%	1/17/27	EUR	2,457	2,409
Eni SpA	1.625%	5/17/28	EUR	1,209	1,156
Eni SpA	0.375%	6/14/28	EUR	5,000	4,485
Eni SpA	1.125%	9/19/28	EUR	2,683	2,493
Eni SpA	3.625%	1/29/29	EUR	3,400	3,510
Eni SpA	0.625%	1/23/30	EUR	11,089	9,452
Eni SpA	2.000%	5/18/31	EUR	7,000	6,326
Eni SpA	1.000%	10/11/34	EUR	2,908	2,141
Eni SpA	2.000%	Perpetual	EUR	2,000	1,811
Eni SpA	2.625%	Perpetual	EUR	3,910	3,846
Eni SpA	2.750%	Perpetual	EUR	6,276	5,191
Eni SpA	3.375%	Perpetual	EUR	6,437	5,685
Ferrovie dello Stato Italiane SpA	1.500%	6/27/25	EUR	13,000	13,174
Ferrovie dello Stato Italiane SpA	3.750%	4/14/27	EUR	10,000	10,402
Ferrovie dello Stato Italiane SpA	4.500%	5/23/33	EUR	7,000	7,159
Hera SpA	0.875%	10/14/26	EUR	2,457	2,382
Hera SpA	0.875%	7/5/27	EUR	4,913	4,659
Hera SpA	5.200%	1/29/28	EUR	2,908	3,208
Hera SpA	0.250%	12/3/30	EUR	2,900	2,279
Hera SpA	4.250%	4/20/33	EUR	3,400	3,423
Hera SpA	1.000%	4/25/34	EUR	3,491	2,589
Intesa Sanpaolo SpA	0.500%	7/15/24	EUR	2,683	2,768
Intesa Sanpaolo SpA	3.375%	1/24/25	EUR	5,200	5,458
Intesa Sanpaolo SpA	1.250%	2/7/25	EUR	1,228	1,255
Intesa Sanpaolo SpA	1.125%	7/14/25	EUR	2,500	2,525
Intesa Sanpaolo SpA	1.000%	9/25/25	EUR	4,913	4,932
Intesa Sanpaolo SpA	3.250%	2/10/26	EUR	2,000	2,090
Intesa Sanpaolo SpA	0.375%	9/14/26	EUR	4,913	4,729
Intesa Sanpaolo SpA	1.000%	11/19/26	EUR	6,367	6,092
Intesa Sanpaolo SpA	1.125%	10/4/27	EUR	6,683	6,414
Intesa Sanpaolo SpA	5.000%	3/8/28	EUR	5,000	5,260
Intesa Sanpaolo SpA	0.750%	3/16/28	EUR	7,000	6,314
Intesa Sanpaolo SpA	1.750%	3/20/28	EUR	12,669	11,974
Intesa Sanpaolo SpA	3.625%	6/30/28	EUR	11,000	11,507
Intesa Sanpaolo SpA	1.250%	1/15/30	EUR	100	91
Intesa Sanpaolo SpA	2.500%	1/15/30	GBP	6,455	6,097
Intesa Sanpaolo SpA	4.875%	5/19/30	EUR	5,000	5,238
Intesa Sanpaolo SpA	1.350%	2/24/31	EUR	20,875	16,477
Intesa Sanpaolo SpA	5.625%	3/8/33	EUR	2,000	2,072
Intesa Sanpaolo SpA	2.625%	3/11/36	GBP	2,776	2,144
Iren SpA	0.875%	11/4/24	EUR	2,277	2,328
Iren SpA	1.950%	9/19/25	EUR	2,908	2,952
Italgas SpA	0.875%	4/24/30	EUR	3,908	3,313
Mediobanca Banca di Credito Finanziario SpA	1.125%	4/23/25	EUR	1,600	1,605
Mediobanca Banca di Credito Finanziario SpA	1.125%	7/15/25	EUR	3,459	3,468
Mediobanca Banca di Credito Finanziario SpA	1.375%	11/10/25	EUR	5,275	5,313
Mediobanca Banca di Credito Finanziario SpA	0.875%	1/15/26	EUR	7,821	7,692
Mediobanca Banca di Credito Finanziario SpA	0.750%	11/2/28	EUR	5,000	4,516
Mediobanca Banca di Credito Finanziario SpA	1.250%	11/24/29	EUR	1,274	1,163
Snam SpA	0.875%	10/25/26	EUR	9,570	9,225
Snam SpA	0.750%	6/20/29	EUR	10,600	9,225
Snam SpA	0.750%	6/17/30	EUR	2,500	2,090
Snam SpA	0.625%	6/30/31	EUR	10,000	7,977
Snam SpA	1.000%	9/12/34	EUR	3,910	2,842
Terna - Rete Elettrica Nazionale	1.375%	7/26/27	EUR	4,796	4,630
Terna - Rete Elettrica Nazionale	1.000%	10/11/28	EUR	6,502	5,998
Terna - Rete Elettrica Nazionale	3.625%	4/21/29	EUR	5,000	5,134
UniCredit SpA	0.325%	1/19/26	EUR	5,000	4,867
UniCredit SpA	1.250%	6/16/26	EUR	16,056	16,116
UniCredit SpA	0.375%	10/31/26	EUR	9,297	8,914
UniCredit SpA	3.375%	1/31/27	EUR	12,500	13,094
UniCredit SpA	2.200%	7/22/27	EUR	18,465	18,200
UniCredit SpA	0.925%	1/18/28	EUR	5,000	4,736
UniCredit SpA	4.450%	2/16/29	EUR	9,000	9,263
UniCredit SpA	0.850%	1/19/31	EUR	12,014	9,697
					736,476

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan (0.5%)
Asahi Group Holdings Ltd.	0.280%	3/6/26	JPY	600,000	3,949
Asahi Group Holdings Ltd.	0.336%	4/19/27	EUR	5,500	5,133
Asahi Group Holdings Ltd.	0.290%	6/1/27	JPY	200,000	1,307
Asahi Group Holdings Ltd.	0.541%	10/23/28	EUR	4,750	4,243
Astellas Pharma, Inc.	0.519%	8/31/28	JPY	200,000	1,307
Bridgestone Corp.	0.295%	4/21/27	JPY	300,000	1,969
Central Nippon Expressway Co. Ltd.	0.070%	10/21/25	JPY	450,000	2,955
Central Nippon Expressway Co. Ltd.	0.050%	5/8/26	JPY	4,600,000	30,108
Central Nippon Expressway Co. Ltd.	0.050%	7/27/26	JPY	480,000	3,141
Central Nippon Expressway Co. Ltd.	0.040%	9/17/26	JPY	300,000	1,958
Central Nippon Expressway Co. Ltd.	0.125%	3/18/27	JPY	300,000	1,956
Central Nippon Expressway Co. Ltd.	0.514%	2/21/28	JPY	300,000	1,972
Central Nippon Expressway Co. Ltd.	0.385%	5/18/28	JPY	400,000	2,611
Central Nippon Expressway Co. Ltd.	0.439%	8/17/28	JPY	1,200,000	7,838
Central Nippon Expresswy Central Nippon Expresswy	0.463%	9/14/28	JPY	500,000	3,267
Chugoku Electric Power Co. Inc.	0.920%	5/25/33	JPY	300,000	1,884
Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	700,000	4,202
Denso Corp.	0.315%	3/17/28	JPY	500,000	3,256
East Japan Railway Co.	1.162%	9/15/28	GBP	3,326	3,326
East Japan Railway Co.	3.245%	9/8/30	EUR	5,000	5,042
East Japan Railway Co.	4.750%	12/8/31	GBP	5,000	5,753
East Japan Railway Co.	4.875%	6/14/34	GBP	5,150	5,820
East Japan Railway Co.	1.104%	9/15/39	EUR	5,786	3,724
East Japan Railway Co.	4.110%	2/22/43	EUR	8,500	8,251
East Nippon Expressway Co. Ltd.	0.070%	6/20/25	JPY	650,000	4,276
East Nippon Expressway Co. Ltd.	0.230%	6/18/27	JPY	600,000	3,919
East Nippon Expressway Co. Ltd.	0.140%	7/31/29	JPY	630,000	4,014
East Nippon Expressway Co. Ltd.	0.140%	11/29/29	JPY	400,000	2,539
East Nippon Expressway Co. Ltd.	0.220%	1/31/30	JPY	370,000	2,353
East Nippon Expressway Co. Ltd.	0.185%	1/29/31	JPY	200,000	1,252
East Nippon Expressway Co. Ltd.	0.230%	4/23/31	JPY	600,000	3,754
East Nippon Expressway Co. Ltd.	0.140%	7/15/31	JPY	10,000	62
ENEOS Holdings Inc.	0.834%	6/15/32	JPY	200,000	1,262
Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	800,000	5,201
FUJIFILM Holdings Corp.	0.195%	4/20/27	JPY	200,000	1,303
Hikari Tsushin Inc.	1.790%	3/23/33	JPY	300,000	1,847
Hitachi Ltd.	0.290%	3/12/30	JPY	200,000	1,263
JT International Financial Services BV	1.000%	11/26/29	EUR	5,455	4,781
JT International Financial Services BV	2.750%	9/28/33	GBP	2,501	2,238
JT International Financial Services BV	2.375%	4/7/81	EUR	4,913	4,755
Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	586,000	3,842
Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	119,000	779
Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	341,000	2,225
Kansai Electric Power Co. Inc.	0.440%	12/20/30	JPY	373,000	2,331
Kansai Electric Power Co. Inc.	0.370%	9/19/31	JPY	213,000	1,304
Kirin Holdings Co. Ltd.	0.090%	6/3/26	JPY	200,000	1,307
Kubota Corp.	0.300%	6/2/27	JPY	400,000	2,608
Kubota Corp.	0.514%	6/2/32	JPY	300,000	1,864
Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	89,000	572
Kyushu Electric Power Co. Inc.	0.375%	11/22/29	JPY	600,000	3,813
Kyushu Electric Power Co. Inc.	0.340%	4/25/31	JPY	50,000	309
Mitsubishi Corp.	1.518%	6/25/32	JPY	300,000	2,046
Mitsubishi Heavy Industries Ltd.	0.270%	9/1/31	JPY	400,000	2,472
Mitsubishi UFJ Financial Group Inc.	0.535%	4/28/26	JPY	100,000	654
Mitsubishi UFJ Financial Group Inc.	0.770%	3/5/27	JPY	500,000	3,294
Mitsubishi UFJ Financial Group Inc.	0.250%	11/4/27	JPY	300,000	1,940
Mitsubishi UFJ Financial Group Inc.	0.535%	5/31/28	JPY	200,000	1,284
Mitsubishi UFJ Financial Group Inc.	1.029%	3/7/29	JPY	500,000	3,283
Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	7,821	6,983
Mitsui Fudosan Co. Ltd.	0.810%	6/6/33	JPY	500,000	3,152
Mitsui Fudosan Co. Ltd.	1.057%	9/12/33	JPY	200,000	1,286
Mizuho Financial Group Inc.	0.184%	4/13/26	EUR	5,400	5,201
Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	127,000	829
Mizuho Financial Group Inc.	5.628%	6/13/28	GBP	2,100	2,511
Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	2,457	2,054
Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	4,913	4,121

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Mizuho Financial Group Inc.	0.560%	6/24/30	JPY	400,000	2,623
Mizuho Financial Group Inc.	0.895%	6/24/30	JPY	100,000	635
Mizuho Financial Group Inc.	4.608%	8/28/30	EUR	3,200	3,367
Mizuho Financial Group Inc.	0.693%	10/7/30	EUR	19,300	15,785
Mizuho Financial Group Inc.	4.029%	9/5/32	EUR	2,000	2,018
Mizuho Financial Group Inc.	0.843%	4/12/33	EUR	3,000	2,321
Mizuho Financial Group Inc.	1.015%	7/13/33	JPY	500,000	3,243
Mizuho Financial Group Inc.	1.412%	7/13/33	JPY	500,000	3,206
MUFG Bank Ltd.	1.950%	11/12/25	JPY	400,000	2,699
Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	5,053	4,814
NTT Finance Corp.	0.010%	3/3/25	EUR	8,320	8,359
NTT Finance Corp.	0.180%	12/19/25	JPY	1,000,000	6,572
NTT Finance Corp.	0.280%	12/20/27	JPY	100,000	652
NTT Finance Corp.	0.399%	12/13/28	EUR	8,400	7,506
NTT Finance Corp.	0.342%	3/3/30	EUR	4,910	4,161
NTT Finance Corp.	0.648%	6/20/30	JPY	200,000	1,292
NTT Finance Corp.	0.380%	9/20/30	JPY	4,300,000	27,144
NTT Finance Corp.	0.270%	9/19/31	JPY	200,000	1,233
NTT Finance Corp.	0.838%	6/20/33	JPY	1,000,000	6,332
ORIX Corp.	4.477%	6/1/28	EUR	4,500	4,775
Panasonic Holdings Corp.	0.934%	3/19/25	JPY	700,000	4,658
Panasonic Holdings Corp.	0.470%	9/18/26	JPY	1,000,000	6,584
Panasonic Holdings Corp.	0.709%	9/14/28	JPY	700,000	4,585
Panasonic Holdings Corp.	1.342%	9/14/33	JPY	500,000	3,216
Sompo Japan Insurance Inc.	0.425%	10/14/27	JPY	200,000	1,305
Sompo Japan Insurance Inc.	2.500%	2/13/83	JPY	100,000	660
Sony Group Corp.	0.450%	12/8/27	JPY	100,000	656
Sumitomo Electric Industries Ltd.	0.809%	7/13/33	JPY	300,000	1,893
Sumitomo Mitsui Banking Corp.	0.010%	9/10/25	EUR	40,533	39,794
Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	4,913	4,715
Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	3,459	2,967
Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	5,455	5,404
Sumitomo Mitsui Financial Group Inc.	0.550%	6/8/27	JPY	200,000	1,310
Sumitomo Mitsui Financial Group Inc.	0.750%	6/8/29	JPY	300,000	1,945
Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	5,365	4,535
Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/27	EUR	8,868	8,039
Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	4,181	4,206
Takeda Pharmaceutical Co. Ltd.	0.750%	7/9/27	EUR	5,000	4,714
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	14,786	14,468
Takeda Pharmaceutical Co. Ltd.	0.400%	10/14/31	JPY	1,000,000	6,111
Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	EUR	5,500	4,584
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	EUR	4,136	3,024
Toyota Finance Corp.	0.210%	10/21/25	JPY	100,000	658
Toyota Motor Corp.	0.735%	6/1/33	JPY	400,000	2,529
Toyota Motor Finance Netherlands BV	0.000%	10/27/25	EUR	1,276	1,249
Toyota Motor Finance Netherlands BV	0.750%	12/19/25	GBP	4,000	4,412
Toyota Motor Finance Netherlands BV	3.375%	1/13/26	EUR	5,000	5,223
West Nippon Expressway Co. Ltd.	0.116%	5/23/25	JPY	500,000	3,293
West Nippon Expressway Co. Ltd.	0.050%	3/19/26	JPY	1,000,000	6,553
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	470,000	3,088
West Nippon Expressway Co. Ltd.	0.175%	8/28/26	JPY	1,440,000	9,443
West Nippon Expressway Co. Ltd.	0.200%	10/19/26	JPY	200,000	1,312
West Nippon Expressway Co. Ltd.	0.105%	3/19/27	JPY	500,000	3,260
West Nippon Expressway Co. Ltd.	0.390%	5/25/28	JPY	700,000	4,572
West Nippon Expressway Co. Ltd.	0.369%	7/27/28	JPY	500,000	3,257
West Nippon Expressway Co. Ltd.	0.484%	8/31/28	JPY	400,000	2,617
					511,431
Luxembourg (0.2%)
Acef Holding SCA	0.750%	6/14/28	EUR	6,393	5,472
Acef Holding SCA	1.250%	4/26/30	EUR	8,086	6,432
ArcelorMittal SA	1.750%	11/19/25	EUR	7,786	7,840
AXA Logistics Europe Master SCA	0.375%	11/15/26	EUR	3,000	2,781
AXA Logistics Europe Master SCA	0.875%	11/15/29	EUR	1,000	828
Bevco Lux Sarl	1.000%	1/16/30	EUR	3,786	3,108
Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	EUR	6,471	5,928
Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	EUR	4,710	4,162
Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	GBP	1,200	1,134

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	EUR	4,272	3,530
Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	EUR	2,200	1,955
Blackstone Property Partners Europe Holdings Sarl	4.875%	4/29/32	GBP	4,200	3,946
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.500%	1/27/28	EUR	4,658	3,959
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.900%	10/12/29	EUR	1,600	1,247
Czech Gas Networks Investments Sarl	0.450%	9/8/29	EUR	1,400	1,137
Czech Gas Networks Investments Sarl	0.875%	3/31/31	EUR	3,000	2,318
Eurofins Scientific SE	3.750%	7/17/26	EUR	9,400	9,848
Eurofins Scientific SE	4.000%	7/6/29	EUR	8,157	8,259
JAB Holdings BV	1.625%	4/30/25	EUR	4,000	4,071
JAB Holdings BV	1.750%	6/25/26	EUR	6,900	6,867
JAB Holdings BV	2.500%	4/17/27	EUR	2,500	2,503
JAB Holdings BV	1.000%	12/20/27	EUR	3,000	2,799
JAB Holdings BV	2.500%	6/25/29	EUR	10,900	10,551
JAB Holdings BV	2.250%	12/19/39	EUR	11,200	7,797
Logicor Financing Sarl	2.250%	5/13/25	EUR	1,499	1,505
Logicor Financing Sarl	1.500%	7/13/26	EUR	4,000	3,790
Logicor Financing Sarl	1.625%	7/15/27	EUR	4,913	4,409
Logicor Financing Sarl	3.250%	11/13/28	EUR	5,820	5,310
Logicor Financing Sarl	2.750%	1/15/30	GBP	4,000	3,652
Logicor Financing Sarl	1.625%	1/17/30	EUR	2,000	1,580
Logicor Financing Sarl	0.875%	1/14/31	EUR	1,986	1,414
P3 Group Sarl	0.875%	1/26/26	EUR	300	283
P3 Group Sarl	1.625%	1/26/29	EUR	3,100	2,595
Prologis International Funding II SA	1.750%	3/15/28	EUR	375	356
Prologis International Funding II SA	0.875%	7/9/29	EUR	2,958	2,526
Prologis International Funding II SA	3.625%	3/7/30	EUR	4,000	3,892
Prologis International Funding II SA	3.125%	6/1/31	EUR	3,000	2,778
Prologis International Funding II SA	1.625%	6/17/32	EUR	6,181	4,929
Prologis International Funding II SA	3.000%	2/22/42	GBP	800	618
SELP Finance Sarl	1.500%	12/20/26	EUR	2,552	2,431
SELP Finance Sarl	0.875%	5/27/29	EUR	3,000	2,501
SES SA	0.875%	11/4/27	EUR	1,810	1,659
SES SA	2.000%	7/2/28	EUR	2,100	1,951
					156,651
Mexico (0.0%)
America Movil SAB de CV	5.000%	10/27/26	GBP	3,139	3,749
America Movil SAB de CV	0.750%	6/26/27	EUR	2,141	2,028
America Movil SAB de CV	2.125%	3/10/28	EUR	2,501	2,450
America Movil SAB de CV	5.750%	6/28/30	GBP	3,410	4,136
America Movil SAB de CV	4.948%	7/22/33	GBP	1,100	1,244
America Movil SAB de CV	4.375%	8/7/41	GBP	3,704	3,623
					17,230
Netherlands (1.1%)
ABN AMRO Bank NV	1.250%	5/28/25	EUR	16,000	16,171
ABN AMRO Bank NV	3.625%	1/10/26	EUR	10,000	10,486
ABN AMRO Bank NV	0.875%	1/14/26	EUR	10,500	10,473
ABN AMRO Bank NV	2.375%	6/1/27	EUR	5,000	4,944
ABN AMRO Bank NV	4.000%	1/16/28	EUR	5,000	5,201
ABN AMRO Bank NV	5.125%	2/22/28	GBP	7,600	8,875
ABN AMRO Bank NV	4.375%	10/20/28	EUR	9,000	9,445
ABN AMRO Bank NV	0.500%	9/23/29	EUR	10,000	8,403
ABN AMRO Bank NV	4.250%	2/21/30	EUR	8,000	8,288
ABN AMRO Bank NV	1.500%	9/30/30	EUR	10,593	9,817
ABN AMRO Bank NV	1.000%	4/13/31	EUR	4,000	3,530
ABN AMRO Bank NV	3.000%	6/1/32	EUR	2,100	1,996
ABN AMRO Bank NV	5.125%	2/22/33	EUR	5,000	5,180
ABN AMRO Bank NV	1.000%	6/2/33	EUR	4,300	3,422
ABN AMRO Bank NV	1.375%	1/10/34	EUR	7,000	5,934
ABN AMRO Bank NV	4.500%	11/21/34	EUR	10,000	10,317
ABN AMRO Bank NV	0.375%	1/14/35	EUR	19,600	14,330
ABN AMRO Bank NV	1.375%	1/12/37	EUR	10,800	8,462
ABN AMRO Bank NV	1.450%	4/12/38	EUR	13,700	10,517
ABN AMRO Bank NV	1.125%	4/23/39	EUR	2,500	1,760
ABN AMRO Bank NV	0.400%	9/17/41	EUR	11,400	6,518
Aegon Bank NV	0.375%	11/21/56	EUR	5,000	5,092

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Aegon Bank NV	0.750%	6/27/59	EUR	1,300	1,243
Aegon NV	6.125%	12/15/31	GBP	1,000	1,212
Akzo Nobel NV	1.750%	11/7/24	EUR	1,725	1,784
Akzo Nobel NV	1.125%	4/8/26	EUR	2,050	2,036
Akzo Nobel NV	1.625%	4/14/30	EUR	11,400	10,270
Alliander NV	0.375%	6/10/30	EUR	3,684	3,130
ASML Holding NV	1.375%	7/7/26	EUR	9,275	9,266
ASML Holding NV	1.625%	5/28/27	EUR	733	724
ASML Holding NV	0.625%	5/7/29	EUR	3,786	3,393
ASR Nederland NV	7.000%	12/7/43	EUR	3,000	3,241
ASR Nederland NV	5.125%	9/29/45	EUR	3,455	3,612
ASR Nederland NV	3.375%	5/2/49	EUR	4,075	3,748
ASR Nederland NV	5.000%	Perpetual	EUR	1,443	1,511
Athora Netherlands NV	2.250%	7/15/31	EUR	3,260	2,906
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	7,752	8,244
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	2,829	2,833
Cooperatieve Rabobank UA	0.625%	4/26/26	EUR	7,000	6,904
Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	500	307
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	6,470	7,359
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	2,146	2,110
Cooperatieve Rabobank UA	0.000%	6/21/27	EUR	22,600	21,185
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	7,645	8,940
Cooperatieve Rabobank UA	0.375%	12/1/27	EUR	12,900	12,122
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	18,500	17,629
Cooperatieve Rabobank UA	1.875%	7/12/28	GBP	10,500	11,071
Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	5,000	4,646
Cooperatieve Rabobank UA	4.233%	4/25/29	EUR	14,000	14,670
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	3,688	4,028
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	3,466	4,056
Cooperatieve Rabobank UA	4.000%	1/10/30	EUR	4,000	4,145
Cooperatieve Rabobank UA	0.750%	3/2/32	EUR	3,000	2,524
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	3,700	3,229
Cooperatieve Rabobank UA	7.074%	10/26/32	AUD	1,700	1,081
Cooperatieve Rabobank UA	0.625%	2/25/33	EUR	11,800	9,073
Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	3,500	2,723
Cooperatieve Rabobank UA	0.750%	6/21/39	EUR	6,000	4,010
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	316	369
CTP NV	2.125%	10/1/25	EUR	700	686
CTP NV	0.875%	1/20/26	EUR	3,500	3,291
CTP NV	0.625%	9/27/26	EUR	4,957	4,451
CTP NV	0.750%	2/18/27	EUR	5,786	5,080
CTP NV	1.250%	6/21/29	EUR	300	235
CTP NV	1.500%	9/27/31	EUR	2,496	1,804
de Volksbank NV	0.500%	1/30/26	EUR	3,700	3,652
de Volksbank NV	0.250%	6/22/26	EUR	3,000	2,829
de Volksbank NV	2.375%	5/4/27	EUR	6,700	6,600
de Volksbank NV	0.750%	5/18/27	EUR	2,500	2,409
de Volksbank NV	0.375%	3/3/28	EUR	7,300	6,349
de Volksbank NV	1.750%	10/22/30	EUR	3,000	2,917
de Volksbank NV	0.750%	10/24/31	EUR	2,457	2,082
DSM BV	1.000%	4/9/25	EUR	1,544	1,565
DSM BV	0.750%	9/28/26	EUR	10,700	10,447
DSM BV	0.250%	6/23/28	EUR	4,000	3,624
DSM BV	0.625%	6/23/32	EUR	8,500	6,795
Enexis Holding NV	0.875%	4/28/26	EUR	6,000	5,923
Enexis Holding NV	0.750%	7/2/31	EUR	5,000	4,235
Enexis Holding NV	3.625%	6/12/34	EUR	5,000	5,136
Euronext NV	1.125%	6/12/29	EUR	4,000	3,664
Euronext NV	0.750%	5/17/31	EUR	3,000	2,476
Euronext NV	1.500%	5/17/41	EUR	3,200	2,170
EXOR NV	1.750%	1/18/28	EUR	2,592	2,504
EXOR NV	2.250%	4/29/30	EUR	5,947	5,476
EXOR NV	0.875%	1/19/31	EUR	3,000	2,486
Heineken NV	1.500%	12/7/24	EUR	2,501	2,572
Heineken NV	1.625%	3/30/25	EUR	3,910	4,003
Heineken NV	2.875%	8/4/25	EUR	2,863	2,983
Heineken NV	1.375%	1/29/27	EUR	4,958	4,874

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Heineken NV	1.500%	10/3/29	EUR	100	93
Heineken NV	2.250%	3/30/30	EUR	7,369	7,070
Heineken NV	3.875%	9/23/30	EUR	7,500	7,889
Heineken NV	1.250%	5/7/33	EUR	4,000	3,293
Heineken NV	1.750%	5/7/40	EUR	4,529	3,353
IMCD NV	4.875%	9/18/28	EUR	5,000	5,254
ING Bank NV	3.000%	2/15/26	EUR	5,000	5,222
ING Bank NV	0.875%	4/11/28	EUR	7,700	7,288
ING Bank NV	2.500%	2/21/30	EUR	30,000	29,932
ING Bank NV	0.125%	12/8/32	EUR	18,400	14,787
ING Groep NV	2.125%	1/10/26	EUR	3,200	3,251
ING Groep NV	3.000%	2/18/26	GBP	4,600	5,230
ING Groep NV	1.250%	2/16/27	EUR	21,700	21,339
ING Groep NV	0.375%	9/29/28	EUR	29,800	26,924
ING Groep NV	0.250%	2/18/29	EUR	19,800	17,415
ING Groep NV	0.250%	2/1/30	EUR	9,500	7,997
ING Groep NV	2.000%	3/22/30	EUR	3,000	3,009
ING Groep NV	1.000%	11/13/30	EUR	5,000	4,809
ING Groep NV	0.875%	11/29/30	EUR	3,000	2,546
ING Groep NV	1.750%	2/16/31	EUR	5,400	4,805
ING Groep NV	2.125%	5/26/31	EUR	8,000	7,818
ING Groep NV	0.875%	6/9/32	EUR	3,000	2,708
ING Groep NV	1.000%	11/16/32	EUR	5,000	4,429
ING Groep NV	6.250%	5/20/33	GBP	3,500	4,036
ING Groep NV	4.125%	8/24/33	EUR	2,000	1,998
ING Groep NV	5.250%	11/14/33	EUR	2,000	2,170
JDE Peet's NV	0.000%	1/16/26	EUR	3,000	2,893
JDE Peet's NV	0.625%	2/9/28	EUR	8,300	7,538
JDE Peet's NV	0.500%	1/16/29	EUR	7,500	6,500
JDE Peet's NV	1.125%	6/16/33	EUR	8,000	6,195
Koninklijke Ahold Delhaize NV	1.750%	4/2/27	EUR	5,000	4,957
Koninklijke Ahold Delhaize NV	0.375%	3/18/30	EUR	4,000	3,395
Koninklijke KPN NV	0.625%	4/9/25	EUR	5,000	5,039
Koninklijke KPN NV	5.000%	11/18/26	GBP	2,500	2,979
Koninklijke KPN NV	5.750%	9/17/29	GBP	1,944	2,314
Koninklijke KPN NV	3.875%	7/3/31	EUR	2,500	2,574
Koninklijke KPN NV	0.875%	12/14/32	EUR	9,400	7,418
Koninklijke KPN NV	0.875%	11/15/33	EUR	1,800	1,388
Koninklijke Philips NV	0.500%	5/22/26	EUR	3,000	2,899
Koninklijke Philips NV	1.375%	5/2/28	EUR	3,775	3,524
Koninklijke Philips NV	2.000%	3/30/30	EUR	4,913	4,457
LeasePlan Corp. NV	3.500%	4/9/25	EUR	3,276	3,431
LeasePlan Corp. NV	2.125%	5/6/25	EUR	2,900	2,977
LeasePlan Corp. NV	0.250%	2/23/26	EUR	10,891	10,498
LeasePlan Corp. NV	0.250%	9/7/26	EUR	4,000	3,770
Louis Dreyfus Co. Finance BV	1.625%	4/28/28	EUR	2,100	1,966
Nationale-Nederlanden Bank NV	0.375%	2/26/25	EUR	6,500	6,542
Nationale-Nederlanden Bank NV	0.625%	9/11/25	EUR	3,900	3,896
Nationale-Nederlanden Bank NV	0.500%	9/21/28	EUR	9,000	7,969
Nationale-Nederlanden Bank NV	0.375%	3/4/41	EUR	10,000	5,848
Nederlandse Gasunie NV	1.000%	5/11/26	EUR	8,293	8,194
Nederlandse Gasunie NV	0.375%	10/3/31	EUR	1,455	1,170
NIBC Bank NV	0.625%	6/1/26	EUR	5,700	5,586
NIBC Bank NV	0.250%	9/9/26	EUR	10,000	9,290
NIBC Bank NV	0.500%	3/19/27	EUR	7,600	7,276
NIBC Bank NV	1.000%	9/11/28	EUR	2,500	2,344
NIBC Bank NV	0.010%	10/15/29	EUR	5,000	4,285
NIBC Bank NV	0.125%	4/21/31	EUR	23,000	18,759
NN Group NV	1.625%	6/1/27	EUR	3,100	3,037
NN Group NV	5.250%	3/1/43	EUR	3,800	3,731
NN Group NV	6.000%	11/3/43	EUR	1,500	1,534
NN Group NV	4.625%	1/13/48	EUR	6,591	6,609
NN Group NV	4.500%	Perpetual	EUR	5,300	5,431
PostNL NV	1.000%	11/21/24	EUR	957	977
PostNL NV	0.625%	9/23/26	EUR	2,457	2,358
Royal Schiphol Group NV	2.000%	4/6/29	EUR	17,546	16,772
Royal Schiphol Group NV	0.875%	9/8/32	EUR	5,000	4,019

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Shell International Finance BV	0.375%	2/15/25	EUR	11,548	11,669
Shell International Finance BV	1.625%	1/20/27	EUR	11,925	11,714
Shell International Finance BV	0.125%	11/8/27	EUR	2,457	2,254
Shell International Finance BV	1.500%	4/7/28	EUR	8,000	7,665
Shell International Finance BV	1.250%	5/12/28	EUR	4,217	3,995
Shell International Finance BV	0.750%	8/15/28	EUR	4,913	4,514
Shell International Finance BV	1.000%	12/10/30	GBP	2,771	2,501
Shell International Finance BV	1.875%	4/7/32	EUR	8,913	7,971
Shell International Finance BV	0.875%	11/8/39	EUR	4,868	3,041
Shell International Finance BV	1.750%	9/10/52	GBP	2,457	1,268
Stedin Holding NV	0.875%	10/24/25	EUR	6,650	6,618
Stedin Holding NV	0.500%	11/14/29	EUR	2,457	2,113
Stedin Holding NV	2.375%	6/3/30	EUR	2,500	2,378
TenneT Holding BV	1.000%	6/13/26	EUR	100	100
TenneT Holding BV	1.625%	11/17/26	EUR	7,200	7,294
TenneT Holding BV	1.375%	6/5/28	EUR	13,613	13,302
TenneT Holding BV	3.875%	10/28/28	EUR	3,600	3,855
TenneT Holding BV	1.375%	6/26/29	EUR	5,149	4,962
TenneT Holding BV	2.125%	11/17/29	EUR	7,000	6,955
TenneT Holding BV	0.875%	6/3/30	EUR	5,403	5,011
TenneT Holding BV	0.500%	6/9/31	EUR	4,000	3,568
TenneT Holding BV	0.125%	11/30/32	EUR	500	438
TenneT Holding BV	1.250%	10/24/33	EUR	822	720
TenneT Holding BV	4.500%	10/28/34	EUR	2,000	2,216
TenneT Holding BV	0.875%	6/16/35	EUR	14,300	12,089
TenneT Holding BV	1.875%	6/13/36	EUR	2,737	2,405
TenneT Holding BV	1.500%	6/3/39	EUR	12,562	10,874
TenneT Holding BV	0.500%	11/30/40	EUR	5,916	4,468
TenneT Holding BV	1.125%	6/9/41	EUR	5,300	4,131
TenneT Holding BV	2.750%	5/17/42	EUR	10,000	9,075
TenneT Holding BV	4.750%	10/28/42	EUR	2,450	2,694
Universal Music Group NV	3.000%	6/30/27	EUR	4,028	4,124
Universal Music Group NV	4.000%	6/13/31	EUR	5,000	5,138
Vesteda Finance BV	1.500%	5/24/27	EUR	1,906	1,832
Vesteda Finance BV	0.750%	10/18/31	EUR	2,786	2,190
VIA Outlets BV	1.750%	11/15/28	EUR	2,400	2,111
Wolters Kluwer NV	0.250%	3/30/28	EUR	1,500	1,356
Wolters Kluwer NV	0.750%	7/3/30	EUR	2,800	2,404
					1,081,830
New Zealand (0.1%)
ANZ New Zealand Int'l Ltd.	0.200%	9/23/27	EUR	16,876	15,375
ASB Bank Ltd.	0.750%	10/9/25	EUR	2,457	2,449
ASB Bank Ltd.	1.646%	5/4/26	NZD	3,000	1,574
ASB Bank Ltd.	0.250%	5/21/31	EUR	34,362	27,775
Bank of New Zealand	1.884%	6/8/26	NZD	1,000	525
Chorus Ltd.	3.625%	9/7/29	EUR	2,000	2,038
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	837	853
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	200	120
Westpac New Zealand Ltd.	1.439%	2/24/26	NZD	4,000	2,100
					52,809
Norway (0.4%)
Aker BP ASA	1.125%	5/12/29	EUR	3,200	2,834
DNB Bank ASA	2.625%	6/10/26	GBP	9,300	10,702
DNB Bank ASA	4.000%	8/17/27	GBP	7,000	7,987
DNB Bank ASA	3.125%	9/21/27	EUR	2,400	2,468
DNB Bank ASA	0.375%	1/18/28	EUR	200	188
DNB Bank ASA	0.250%	2/23/29	EUR	12,000	10,614
DNB Bank ASA	4.000%	3/14/29	EUR	19,000	19,958
DNB Bank ASA	4.625%	2/28/33	EUR	8,000	8,272
DNB Boligkreditt A/S	0.375%	11/20/24	EUR	4,913	5,006
DNB Boligkreditt A/S	0.625%	1/14/26	EUR	7,369	7,298
DNB Boligkreditt A/S	0.250%	9/7/26	EUR	20,576	19,820
DNB Boligkreditt A/S	0.010%	5/12/28	EUR	27,000	24,322
Eika Boligkreditt A/S	0.375%	2/26/25	EUR	822	830
Eika Boligkreditt A/S	0.010%	3/23/28	EUR	9,057	8,224
Eika Boligkreditt AS	3.250%	6/14/33	EUR	2,500	2,523

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Equinor ASA	2.875%	9/10/25	EUR	16,016	16,685
Equinor ASA	0.750%	5/22/26	EUR	5,518	5,412
Equinor ASA	0.750%	11/9/26	EUR	6,953	6,732
Equinor ASA	1.250%	2/17/27	EUR	9,681	9,430
Equinor ASA	6.125%	11/27/28	GBP	4,302	5,362
Equinor ASA	6.875%	3/11/31	GBP	3,477	4,551
Equinor ASA	1.375%	5/22/32	EUR	12,567	10,836
Equinor ASA	1.625%	2/17/35	EUR	4,501	3,680
Equinor ASA	1.625%	11/9/36	EUR	1,004	791
Equinor ASA	4.250%	4/10/41	GBP	2,293	2,323
Norsk Hydro ASA	1.125%	4/11/25	EUR	642	649
Santander Consumer Bank A/S	0.500%	8/11/25	EUR	400	396
Santander Consumer Bank A/S	0.125%	4/14/26	EUR	5,000	4,792
SpareBank 1 Boligkreditt A/S	0.500%	1/30/25	EUR	15,000	15,227
SpareBank 1 Boligkreditt A/S	0.125%	5/14/26	EUR	4,913	4,755
SpareBank 1 Boligkreditt A/S	0.250%	8/30/26	EUR	20,228	19,466
SpareBank 1 Boligkreditt A/S	0.125%	1/20/28	EUR	29,000	26,504
SpareBank 1 Boligkreditt A/S	1.000%	1/30/29	EUR	4,913	4,544
SpareBank 1 Boligkreditt A/S	0.125%	11/5/29	EUR	4,913	4,208
SpareBank 1 SMN	0.010%	2/18/28	EUR	4,947	4,400
Sparebanken Vest Boligkreditt A/S	0.750%	2/27/25	EUR	4,913	4,990
Sparebanken Vest Boligkreditt A/S	0.500%	2/12/26	EUR	27,274	26,880
SR-Boligkreditt A/S	0.750%	10/17/25	EUR	14,075	14,078
Statkraft A/S	1.125%	3/20/25	EUR	7,369	7,490
Statkraft A/S	1.500%	3/26/30	EUR	1,323	1,219
Statnett SF	0.875%	3/8/25	EUR	308	312
Statnett SF	1.250%	4/26/30	EUR	1,847	1,679
Storebrand Livsforsikring A/S	1.875%	9/30/51	EUR	4,321	3,318
Telenor ASA	2.500%	5/22/25	EUR	1,184	1,225
Telenor ASA	0.750%	5/31/26	EUR	7,911	7,741
Telenor ASA	1.125%	5/31/29	EUR	6,614	6,065
Var Energi ASA	5.500%	5/4/29	EUR	5,000	5,344
					362,130
Poland (0.0%)
ORLEN SA	1.125%	5/27/28	EUR	1,000	905
ORLEN SA	4.750%	7/13/30	EUR	3,420	3,569
					4,474
Portugal (0.1%)
Banco Santander Totta SA	1.250%	9/26/27	EUR	4,600	4,454
Brisa-Concessao Rodoviaria SA	2.375%	5/10/27	EUR	6,500	6,535
Cia de Seguros Fidelidade SA	4.250%	9/4/31	EUR	1,500	1,358
EDP - Energias de Portugal SA	1.625%	4/15/27	EUR	8,200	8,011
EDP Finance BV	2.000%	4/22/25	EUR	7,811	8,016
EDP Finance BV	1.625%	1/26/26	EUR	12,849	12,886
EDP Finance BV	0.375%	9/16/26	EUR	4,913	4,692
EDP Finance BV	1.500%	11/22/27	EUR	1,398	1,340
Energias de Portugal SA	2.875%	6/1/26	EUR	5,900	6,053
Ren Finance BV	1.750%	1/18/28	EUR	1,296	1,252
					54,597
Romania (0.0%)
NE Property BV	1.875%	10/9/26	EUR	2,908	2,684
NE Property BV	3.375%	7/14/27	EUR	393	374
NE Property BV	2.000%	1/20/30	EUR	2,000	1,547
					4,605
Singapore (0.1%)
DBS Group Holdings Ltd.	3.980%	Perpetual	SGD	2,250	1,633
Oversea-Chinese Banking Corp. Ltd.	0.625%	4/18/25	EUR	4,913	4,959
Temasek Financial I Ltd.	0.500%	11/20/31	EUR	10,829	8,819
Temasek Financial I Ltd.	3.500%	2/15/33	EUR	4,587	4,672
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	3,234	3,699
Temasek Financial I Ltd.	1.250%	11/20/49	EUR	2,444	1,472
United Overseas Bank Ltd.	0.500%	1/16/25	EUR	6,141	6,228
United Overseas Bank Ltd.	0.100%	5/25/29	EUR	15,348	13,293
United Overseas Bank Ltd.	3.580%	Perpetual	SGD	1,500	1,072
					45,847

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
South Africa (0.0%)
Anglo American Capital plc	1.625%	9/18/25	EUR	100	101
Anglo American Capital plc	1.625%	3/11/26	EUR	1,315	1,313
Anglo American Capital plc	5.000%	3/15/31	EUR	5,000	5,298
					6,712
South Korea (0.0%)
SK Hynix Inc.	4.266%	2/14/28	KRW	4,940,000	3,646
Spain (0.9%)
Abanca Corp. Bancaria SA	0.500%	9/8/27	EUR	1,600	1,466
Abanca Corp. Bancaria SA	5.250%	9/14/28	EUR	2,500	2,592
Abertis Infraestructuras SA	2.500%	2/27/25	EUR	100	104
Abertis Infraestructuras SA	0.625%	7/15/25	EUR	2,000	1,995
Abertis Infraestructuras SA	1.375%	5/20/26	EUR	300	300
Abertis Infraestructuras SA	3.375%	11/27/26	GBP	1,500	1,679
Abertis Infraestructuras SA	1.000%	2/27/27	EUR	600	577
Abertis Infraestructuras SA	2.375%	9/27/27	EUR	3,600	3,572
Abertis Infraestructuras SA	4.125%	1/31/28	EUR	6,000	6,286
Abertis Infraestructuras SA	1.250%	2/7/28	EUR	1,800	1,670
Abertis Infraestructuras SA	1.125%	3/26/28	EUR	3,000	2,757
Abertis Infraestructuras SA	2.250%	3/29/29	EUR	16,500	15,501
Abertis Infraestructuras SA	3.000%	3/27/31	EUR	1,800	1,694
Abertis Infraestructuras SA	1.875%	3/26/32	EUR	3,000	2,537
Acciona Energia Financiacion Filiales SA	1.375%	1/26/32	EUR	3,200	2,571
ACS Servicios Comunicaciones y Energia SA	1.875%	4/20/26	EUR	2,000	1,997
Amadeus IT Group SA	1.875%	9/24/28	EUR	3,300	3,182
AYT Cedulas Cajas Global FTA	4.750%	5/25/27	EUR	17,300	18,846
AYT Cedulas Cajas X Fondo de Titulizacion de Activos	3.750%	6/30/25	EUR	5,000	5,261
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	3,600	3,807
Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	7,400	7,214
Banco Bilbao Vizcaya Argentaria SA	0.125%	3/24/27	EUR	32,000	30,686
Banco Bilbao Vizcaya Argentaria SA	3.125%	7/17/27	EUR	6,500	6,758
Banco Bilbao Vizcaya Argentaria SA	3.375%	9/20/27	EUR	12,000	12,344
Banco Bilbao Vizcaya Argentaria SA	4.375%	10/14/29	EUR	3,700	3,931
Banco Bilbao Vizcaya Argentaria SA	4.625%	1/13/31	EUR	2,500	2,601
Banco Bilbao Vizcaya Argentaria SA	5.750%	9/15/33	EUR	3,000	3,141
Banco de Sabadell SA	3.500%	8/28/26	EUR	5,000	5,256
Banco de Sabadell SA	1.125%	3/11/27	EUR	8,700	8,494
Banco de Sabadell SA	5.125%	11/10/28	EUR	4,000	4,280
Banco de Sabadell SA	5.000%	6/7/29	EUR	5,000	5,312
Banco Santander SA	1.125%	11/27/24	EUR	7,200	7,389
Banco Santander SA	0.463%	12/5/24	JPY	1,000,000	6,571
Banco Santander SA	1.125%	1/17/25	EUR	2,000	2,037
Banco Santander SA	2.500%	3/18/25	EUR	4,800	4,934
Banco Santander SA	1.000%	4/7/25	EUR	21,100	21,433
Banco Santander SA	1.375%	1/5/26	EUR	2,000	1,989
Banco Santander SA	3.375%	1/11/26	EUR	8,000	8,394
Banco Santander SA	3.750%	1/16/26	EUR	7,000	7,336
Banco Santander SA	1.500%	1/25/26	EUR	12,700	12,790
Banco Santander SA	3.875%	2/6/26	EUR	100	106
Banco Santander SA	3.250%	4/4/26	EUR	5,500	5,622
Banco Santander SA	3.625%	9/27/26	EUR	10,000	10,448
Banco Santander SA	0.300%	10/4/26	EUR	5,000	4,772
Banco Santander SA	0.500%	2/4/27	EUR	4,500	4,200
Banco Santander SA	1.750%	2/17/27	GBP	3,000	3,154
Banco Santander SA	0.500%	3/24/27	EUR	10,800	10,356
Banco Santander SA	4.625%	5/4/27	EUR	900	983
Banco Santander SA	2.375%	9/8/27	EUR	30,000	30,308
Banco Santander SA	3.875%	1/16/28	EUR	5,000	5,225
Banco Santander SA	2.125%	2/8/28	EUR	1,400	1,331
Banco Santander SA	0.200%	2/11/28	EUR	7,300	6,541
Banco Santander SA	0.310%	6/9/28	CHF	3,465	3,481
Banco Santander SA	1.125%	10/25/28	EUR	2,500	2,341
Banco Santander SA	0.625%	6/24/29	EUR	10,000	8,838
Banco Santander SA	3.375%	1/11/30	EUR	5,000	5,161
Banco Santander SA	5.125%	1/25/30	GBP	5,000	5,701
Banco Santander SA	1.625%	10/22/30	EUR	8,000	6,629

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banco Santander SA	0.875%	5/9/31	EUR	5,100	4,355
Banco Santander SA	2.750%	9/8/32	EUR	25,000	24,171
Banco Santander SA	5.750%	8/23/33	EUR	6,500	6,814
Banco Santander SA	2.000%	11/27/34	EUR	5,700	4,966
Bankinter SA	1.000%	2/5/25	EUR	4,000	4,068
Bankinter SA	0.875%	7/8/26	EUR	3,000	2,896
Bankinter SA	0.625%	10/6/27	EUR	3,500	3,211
Bankinter SA	1.250%	2/7/28	EUR	100	96
Bankinter SA	4.375%	5/3/30	EUR	4,000	4,170
CaixaBank SA	0.375%	2/3/25	EUR	2,000	2,015
CaixaBank SA	4.000%	2/3/25	EUR	6,100	6,446
CaixaBank SA	3.875%	2/17/25	EUR	29,800	31,438
CaixaBank SA	0.625%	3/27/25	EUR	8,900	8,985
CaixaBank SA	1.000%	9/25/25	EUR	5,500	5,516
CaixaBank SA	1.125%	3/27/26	EUR	5,000	4,919
CaixaBank SA	1.625%	4/13/26	EUR	4,000	4,046
CaixaBank SA	1.375%	6/19/26	EUR	2,500	2,448
CaixaBank SA	0.750%	7/9/26	EUR	13,300	12,857
CaixaBank SA	0.750%	7/10/26	EUR	11,200	11,163
CaixaBank SA	1.125%	11/12/26	EUR	2,500	2,400
CaixaBank SA	0.375%	11/18/26	EUR	4,000	3,882
CaixaBank SA	1.250%	1/11/27	EUR	200	196
CaixaBank SA	4.625%	5/16/27	EUR	4,000	4,225
CaixaBank SA	1.000%	1/17/28	EUR	17,900	17,007
CaixaBank SA	3.500%	4/6/28	GBP	8,000	8,742
CaixaBank SA	0.750%	5/26/28	EUR	10,900	10,047
CaixaBank SA	0.500%	2/9/29	EUR	1,500	1,331
CaixaBank SA	5.000%	7/19/29	EUR	10,000	10,568
CaixaBank SA	3.750%	9/7/29	EUR	4,000	4,119
CaixaBank SA	2.250%	4/17/30	EUR	14,700	14,705
CaixaBank SA	5.375%	11/14/30	EUR	8,000	8,619
CaixaBank SA	1.250%	6/18/31	EUR	3,000	2,841
CaixaBank SA	6.250%	2/23/33	EUR	2,500	2,647
CaixaBank SA	6.875%	10/25/33	GBP	5,000	5,803
CaixaBank SA	6.125%	5/30/34	EUR	3,000	3,130
CaixaBank SA	5.125%	7/19/34	EUR	2,000	2,065
CaixaBank SA	4.125%	3/24/36	EUR	2,350	2,493
Caja Rural de Navarra SCC	0.875%	5/8/25	EUR	3,300	3,333
Canal De Isabel II SA MP	1.680%	2/26/25	EUR	1,700	1,739
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	500	527
Cepsa Finance SA	0.750%	2/12/28	EUR	3,000	2,685
Criteria Caixa SA	0.875%	10/28/27	EUR	3,300	3,066
Enagas Financiaciones SA	1.250%	2/6/25	EUR	2,600	2,650
Enagas Financiaciones SA	1.375%	5/5/28	EUR	100	96
FCC Aqualia SA	2.629%	6/8/27	EUR	1,893	1,887
Iberdrola Finanzas SA	1.000%	3/7/25	EUR	100	102
Iberdrola Finanzas SA	0.875%	6/16/25	EUR	6,500	6,543
Iberdrola Finanzas SA	3.125%	11/22/28	EUR	6,000	6,171
Iberdrola Finanzas SA	1.621%	11/29/29	EUR	2,100	1,998
Iberdrola Finanzas SA	1.375%	3/11/32	EUR	3,100	2,703
Iberdrola Finanzas SA	3.375%	11/22/32	EUR	7,500	7,514
Iberdrola Finanzas SA	1.575%	Perpetual	EUR	1,000	888
Iberdrola International BV	0.375%	9/15/25	EUR	8,300	8,258
Iberdrola International BV	1.125%	4/21/26	EUR	2,200	2,192
Iberdrola International BV	1.450%	Perpetual	EUR	6,000	5,502
Iberdrola International BV	1.874%	Perpetual	EUR	15,800	15,204
Iberdrola International BV	2.250%	Perpetual	EUR	12,300	10,656
Iberdrola International BV	3.250%	Perpetual	EUR	11,800	12,141
Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	2,300	2,362
Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	4,200	4,220
Inmobiliaria Colonial Socimi SA	2.000%	4/17/26	EUR	2,000	2,005
Inmobiliaria Colonial Socimi SA	1.350%	10/14/28	EUR	2,000	1,824
Inmobiliaria Colonial Socimi SA	2.500%	11/28/29	EUR	1,000	939
Mapfre SA	1.625%	5/19/26	EUR	600	608
Mapfre SA	4.375%	3/31/47	EUR	2,600	2,620
Mapfre SA	4.125%	9/7/48	EUR	3,600	3,505
Merlin Properties Socimi SA	1.750%	5/26/25	EUR	4,764	4,823

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Merlin Properties Socimi SA	2.375%	9/18/29	EUR	2,000	1,859
Merlin Properties Socimi SA	1.375%	6/1/30	EUR	5,200	4,295
Merlin Properties Socimi SA	1.875%	12/4/34	EUR	3,000	2,190
Naturgy Finance BV	0.875%	5/15/25	EUR	3,900	3,929
Naturgy Finance BV	1.250%	4/19/26	EUR	4,400	4,365
Naturgy Finance BV	1.375%	1/19/27	EUR	100	97
Naturgy Finance BV	1.500%	1/29/28	EUR	1,000	961
Naturgy Finance BV	0.750%	11/28/29	EUR	3,200	2,813
NorteGas Energia Distribucion SA	2.065%	9/28/27	EUR	5,139	4,928
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	4,200	4,521
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	17,700	19,305
Prosegur Cash SA	1.375%	2/4/26	EUR	500	496
Red Electrica Financiaciones SAU	1.125%	4/24/25	EUR	100	102
Red Electrica Financiaciones SAU	1.000%	4/21/26	EUR	200	198
Red Electrica Financiaciones SAU	1.250%	3/13/27	EUR	1,200	1,174
Redexis Gas Finance BV	1.875%	5/28/25	EUR	4,000	4,068
Redexis Gas Finance BV	1.875%	4/27/27	EUR	7,596	7,352
Repsol Europe Finance Sarl	0.375%	7/6/29	EUR	2,000	1,735
Repsol Europe Finance Sarl	0.875%	7/6/33	EUR	2,900	2,241
Repsol International Finance BV	2.250%	12/10/26	EUR	5,000	5,023
Repsol International Finance BV	0.250%	8/2/27	EUR	500	461
Repsol International Finance BV	2.500%	Perpetual	EUR	3,000	2,810
Repsol International Finance BV	3.750%	Perpetual	EUR	3,500	3,494
Repsol International Finance BV	4.247%	Perpetual	EUR	3,500	3,371
Santander Consumer Finance SA	0.375%	1/17/25	EUR	9,600	9,711
Santander Consumer Finance SA	0.000%	2/23/26	EUR	2,000	1,925
Santander Consumer Finance SA	0.500%	1/14/27	EUR	10,700	10,045
Telefonica Emisiones SA	5.375%	2/2/26	GBP	707	851
Telefonica Emisiones SA	1.460%	4/13/26	EUR	2,000	2,001
Telefonica Emisiones SA	1.447%	1/22/27	EUR	10,100	9,916
Telefonica Emisiones SA	2.318%	10/17/28	EUR	400	393
Telefonica Emisiones SA	1.788%	3/12/29	EUR	4,300	4,093
Telefonica Emisiones SA	5.445%	10/8/29	GBP	2,850	3,355
Telefonica Emisiones SA	2.932%	10/17/29	EUR	5,600	5,605
Telefonica Emisiones SA	0.664%	2/3/30	EUR	5,900	5,080
Telefonica Emisiones SA	2.592%	5/25/31	EUR	11,900	11,289
Telefonica Emisiones SA	1.807%	5/21/32	EUR	7,900	6,942
Telefonica Emisiones SA	1.864%	7/13/40	EUR	3,900	2,775
Telefonica Europe BV	5.875%	2/14/33	EUR	3,152	3,715
Unicaja Banco SA	1.000%	12/1/26	EUR	6,200	6,002
Unicaja Banco SA	5.125%	2/21/29	EUR	5,500	5,670
					895,798
Sweden (1.0%)
Akelius Residential Property AB	1.750%	2/7/25	EUR	777	785
Akelius Residential Property AB	2.375%	8/15/25	GBP	1,455	1,631
Akelius Residential Property Financing BV	1.125%	1/11/29	EUR	4,005	3,351
Akelius Residential Property Financing BV	0.750%	2/22/30	EUR	5,262	4,065
Alfa Laval Treasury International AB	0.875%	2/18/26	EUR	3,125	3,084
Alfa Laval Treasury International AB	1.375%	2/18/29	EUR	1,100	1,016
Atlas Copco AB	0.625%	8/30/26	EUR	100	97
Balder Finland OYJ	1.000%	1/20/29	EUR	3,000	2,125
Balder Finland OYJ	1.375%	5/24/30	EUR	1,071	719
Balder Finland OYJ	2.000%	1/18/31	EUR	2,000	1,341
Castellum AB	0.750%	9/4/26	EUR	5,329	4,864
Castellum Helsinki Finance Holding Abp	2.000%	3/24/25	EUR	3,900	3,867
Castellum Helsinki Finance Holding Abp	0.875%	9/17/29	EUR	5,609	4,211
Danske Hypotek AB	1.000%	12/17/25	SEK	268,000	22,558
Danske Hypotek AB	3.500%	12/20/28	SEK	250,000	21,884
EQT AB	2.375%	4/6/28	EUR	3,500	3,283
EQT AB	2.875%	4/6/32	EUR	5,400	4,587
Essity AB	1.625%	3/30/27	EUR	822	817
Essity AB	0.250%	2/8/31	EUR	5,684	5,040
Fastighets AB Balder	1.125%	1/29/27	EUR	3,300	2,761
Fastighets AB Balder	1.250%	1/28/28	EUR	1,257	992
Heimstaden Bostad AB	1.125%	1/21/26	EUR	2,000	1,794
Heimstaden Bostad Treasury BV	1.375%	3/3/27	EUR	4,952	4,138
Heimstaden Bostad Treasury BV	1.000%	4/13/28	EUR	11,933	9,032

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Heimstaden Bostad Treasury BV	1.375%	7/24/28	EUR	3,000	2,251
Investor AB	0.375%	10/29/35	EUR	4,500	3,068
Investor AB	1.500%	6/20/39	EUR	7,000	4,943
Lansforsakringar Hypotek AB	1.000%	9/15/27	SEK	420,800	34,017
Lansforsakringar Hypotek AB	3.000%	9/19/29	SEK	200,000	16,969
Molnlycke Holding AB	1.875%	2/28/25	EUR	2,457	2,510
Nordea Hypotek AB	0.500%	9/16/26	SEK	25,300	2,079
Nordea Hypotek AB	1.000%	6/16/27	SEK	390,000	31,984
Nordea Hypotek AB	3.500%	9/20/28	SEK	850,000	74,574
Sagax AB	2.250%	3/13/25	EUR	491	498
Sagax Euro Mtn NL BV	0.750%	1/26/28	EUR	5,786	4,935
Sagax Euro Mtn NL BV	1.000%	5/17/29	EUR	100	81
Sandvik AB	2.125%	6/7/27	EUR	7,000	6,958
Skandinaviska Enskilda Banken AB	1.000%	12/18/24	SEK	26,000	2,249
Skandinaviska Enskilda Banken AB	1.000%	12/17/25	SEK	570,000	47,982
Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	9,725	9,552
Skandinaviska Enskilda Banken AB	4.000%	11/9/26	EUR	8,000	8,376
Skandinaviska Enskilda Banken AB	0.500%	12/16/26	SEK	180,000	14,508
Skandinaviska Enskilda Banken AB	0.375%	2/11/27	EUR	3,359	3,130
Skandinaviska Enskilda Banken AB	0.750%	8/9/27	EUR	11,000	10,232
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	597	565
Skandinaviska Enskilda Banken AB	3.750%	2/7/28	EUR	2,000	2,065
Skandinaviska Enskilda Banken AB	3.250%	5/4/28	EUR	3,500	3,653
Skandinaviska Enskilda Banken AB	3.875%	5/9/28	EUR	8,000	8,399
Skandinaviska Enskilda Banken AB	0.375%	6/21/28	EUR	5,000	4,422
Skandinaviska Enskilda Banken AB	3.000%	11/6/28	SEK	76,000	6,550
Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	4,913	4,166
Skandinaviska Enskilda Banken AB	1.000%	12/19/29	SEK	26,000	1,955
Skandinaviska Enskilda Banken AB	5.000%	8/17/33	EUR	4,600	4,790
SKF AB	0.250%	2/15/31	EUR	2,845	2,238
Stadshypotek AB	1.500%	12/3/24	SEK	602,000	52,286
Stadshypotek AB	0.500%	7/11/25	EUR	1,455	1,458
Stadshypotek AB	0.375%	3/13/26	EUR	16,804	16,469
Stadshypotek AB	0.500%	6/1/26	SEK	584,000	48,228
Stadshypotek AB	0.125%	10/5/26	EUR	100	96
Stadshypotek AB	1.000%	3/1/27	SEK	268,000	22,057
Stadshypotek AB	0.750%	11/1/27	EUR	3,459	3,283
Stadshypotek AB	2.500%	12/1/27	SEK	584,000	49,509
Stadshypotek AB	2.000%	9/1/28	SEK	50,000	4,098
Svenska Handelsbanken AB	1.000%	4/15/25	EUR	14,204	14,391
Svenska Handelsbanken AB	0.050%	9/3/26	EUR	9,958	9,411
Svenska Handelsbanken AB	0.125%	11/3/26	EUR	13,603	12,830
Svenska Handelsbanken AB	3.375%	2/17/28	EUR	6,000	6,170
Svenska Handelsbanken AB	1.375%	2/23/29	EUR	13,500	12,369
Svenska Handelsbanken AB	0.500%	2/18/30	EUR	4,913	4,125
Svenska Handelsbanken AB	4.625%	8/23/32	GBP	4,000	4,433
Sveriges Sakerstallda Obligationer AB	0.500%	1/29/25	EUR	5,365	5,442
Sveriges Sakerstallda Obligationer AB	0.500%	6/11/25	SEK	656,000	55,480
Sveriges Sakerstallda Obligationer AB	0.625%	10/30/25	EUR	2,457	2,449
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	59,000	5,023
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	382	369
Sveriges Sakerstallda Obligationer AB	0.250%	6/9/27	SEK	300,000	23,730
Sveriges Sakerstallda Obligationer AB	1.750%	2/10/32	EUR	24,000	21,701
Swedbank AB	0.750%	5/5/25	EUR	7,908	7,961
Swedbank AB	0.250%	11/2/26	EUR	9,767	9,208
Swedbank AB	1.300%	2/17/27	EUR	4,900	4,670
Swedbank AB	0.300%	5/20/27	EUR	13,262	12,562
Swedbank AB	1.375%	12/8/27	GBP	6,100	6,423
Swedbank AB	0.200%	1/12/28	EUR	11,759	10,416
Swedbank AB	3.625%	8/23/32	EUR	6,500	6,390
Swedbank Hypotek AB	0.050%	5/28/25	EUR	2,000	1,997
Swedbank Hypotek AB	0.500%	2/5/26	EUR	4,913	4,842
Swedbank Hypotek AB	1.375%	5/31/27	EUR	16,800	16,483
Swedbank Hypotek AB	3.000%	3/15/28	SEK	200,000	17,244
Swedbank Hypotek AB	3.125%	7/5/28	EUR	20,000	20,727
Swedbank Hypotek AB	3.000%	3/28/29	SEK	150,000	12,809
Tele2 AB	2.125%	5/15/28	EUR	1,508	1,463

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Tele2 AB	3.750%	11/22/29	EUR	2,000	2,062
Tele2 AB	0.750%	3/23/31	EUR	896	732
Telefonaktiebolaget LM Ericsson	1.000%	5/26/29	EUR	1,300	1,081
Telia Co. AB	3.875%	10/1/25	EUR	954	1,008
Telia Co. AB	0.125%	11/27/30	EUR	5,255	4,235
Telia Co. AB	2.125%	2/20/34	EUR	5,961	5,196
Telia Co. AB	1.625%	2/23/35	EUR	1,100	885
Telia Co. AB	1.375%	5/11/81	EUR	2,100	1,987
Telia Co. AB	2.750%	6/30/83	EUR	2,000	1,848
Vattenfall AB	0.050%	10/15/25	EUR	2,863	2,811
Vattenfall AB	6.875%	4/15/39	GBP	2,457	3,163
Volvo Treasury AB	2.625%	2/20/26	EUR	5,000	5,131
Volvo Treasury AB	2.000%	8/19/27	EUR	7,600	7,496
					973,978
Switzerland (1.2%)
ABB Finance BV	0.000%	1/19/30	EUR	7,151	5,925
Adecco Group AG	2.378%	11/17/27	CHF	2,125	2,361
Adecco International Financial Services BV	1.000%	12/2/24	EUR	552	564
Adecco International Financial Services BV	0.125%	9/21/28	EUR	7,500	6,629
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	1,600	1,488
Argentum Netherlands BV for Swiss Life AG	4.375%	Perpetual	EUR	7,461	7,681
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	17,657	17,798
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	1,004	934
Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	2,455	2,483
Basler Kantonalbank	0.300%	6/22/27	CHF	2,210	2,320
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	2,637	2,730
Cloverie plc for Zurich Insurance Co. Ltd.	1.500%	12/15/28	EUR	3,000	2,833
Credit Suisse AG	0.450%	5/19/25	EUR	2,000	1,992
Credit Suisse AG	1.125%	12/15/25	GBP	3,000	3,282
Credit Suisse AG	0.250%	1/5/26	EUR	10,800	10,417
Credit Suisse AG	1.500%	4/10/26	EUR	382	376
Credit Suisse AG	5.500%	8/20/26	EUR	12,246	13,288
Credit Suisse Schweiz AG	0.000%	7/31/25	CHF	5,590	5,891
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	3,108	3,000
ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	Perpetual	EUR	14,749	14,644
Firmenich Productions Participations SAS	1.375%	10/30/26	EUR	4,913	4,835
Firmenich Productions Participations SAS	1.750%	4/30/30	EUR	4,913	4,507
Givaudan Finance Europe BV	1.000%	4/22/27	EUR	4,913	4,712
Givaudan Finance Europe BV	1.625%	4/22/32	EUR	4,000	3,450
Helvetia Europe SA	2.750%	9/30/41	EUR	6,257	5,286
Holcim Finance Luxembourg SA	1.500%	4/6/25	EUR	3,000	3,051
Holcim Finance Luxembourg SA	2.375%	4/9/25	EUR	4,100	4,227
Holcim Finance Luxembourg SA	0.500%	11/29/26	EUR	1,786	1,701
Holcim Finance Luxembourg SA	0.125%	7/19/27	EUR	3,000	2,767
Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	4,712	4,619
Holcim Finance Luxembourg SA	0.500%	9/3/30	EUR	1,249	1,013
Holcim Finance Luxembourg SA	0.500%	4/23/31	EUR	7,369	5,849
Holcim Finance Luxembourg SA	0.625%	1/19/33	EUR	4,300	3,190
Holcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	1,282	1,215
Holcim Sterling Finance Netherlands BV	2.250%	4/4/34	GBP	1,100	909
Luzerner Kantonalbank AG	0.125%	11/25/32	CHF	700	660
Novartis AG	0.625%	11/13/29	CHF	1,355	1,400
Novartis Finance SA	1.625%	11/9/26	EUR	2,457	2,450
Novartis Finance SA	0.000%	9/23/28	EUR	9,000	8,036
Novartis Finance SA	1.375%	8/14/30	EUR	3,956	3,647
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	10/15/25	CHF	2,455	2,637
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	3,920	4,204
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	5,835	6,562
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	5,245	5,559
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	1,475	1,682
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	10,080	10,652
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	985	1,117
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	4/27/27	CHF	7,500	8,236
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	12,250	12,938
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	6/15/27	CHF	18,725	19,497
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/12/27	CHF	10,000	10,460
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	1/21/28	CHF	5,000	5,494

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	3,920	4,122
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	2,455	2,557
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	13,720	14,086
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/28	CHF	7,355	7,730
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.125%	12/1/28	CHF	15,000	16,956
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	29,435	30,672
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	3,680	3,741
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	7,355	7,625
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	985	1,069
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	10/26/29	CHF	46,990	46,961
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	2/26/30	CHF	43,885	43,544
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	4,900	4,928
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	985	1,082
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.625%	2/14/31	CHF	10,000	11,723
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/19/31	CHF	15,000	14,722
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	1,720	1,751
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	4,535	4,426
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	13,275	14,801
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	12/19/31	CHF	7,490	7,221
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	3,680	3,817
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	5,000	5,737
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/32	CHF	8,285	7,867
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	2,455	2,436
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	8,575	9,291
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.750%	11/28/34	CHF	12,500	12,290
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/25/35	CHF	10,000	9,670
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	985	979
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	2,455	2,317
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	1,990	1,793
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	1,965	1,859
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	2,700	2,631
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	8/4/38	CHF	1,400	1,232
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	4,065	3,582
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	2,455	2,570
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/41	CHF	4,045	3,552
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/42	CHF	4,900	4,021
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	6/14/24	CHF	15,915	17,303
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	12/2/24	CHF	7,355	7,949
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	7/28/25	CHF	2,455	2,650
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.000%	10/30/25	CHF	1,475	1,635
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	7,030	7,523
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	3,430	3,783
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	4,900	5,159
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	12/7/26	CHF	13,500	14,325
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	1/27/27	CHF	27,520	28,803
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	3,920	4,288
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/28	CHF	1,365	1,421
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/13/28	CHF	15,025	15,449
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	4/17/28	CHF	7,500	8,272
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	2,455	2,628
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/29	CHF	12,315	12,624
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	23,740	25,973
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	11,760	12,236
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	10/12/29	CHF	22,000	22,648
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	2,455	2,507
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/30	CHF	14,640	14,430
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	8,575	8,713
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	4,655	4,730
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	3,680	3,649
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	15,230	14,791
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	2/20/32	CHF	14,000	13,927
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	4/23/32	CHF	25,000	24,028
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	4,900	4,879
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/18/33	CHF	7,500	7,034
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	2,945	2,844
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.200%	10/4/34	CHF	4,665	5,338
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	6/12/35	CHF	19,000	17,338

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/35	CHF	7,355	6,707
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	6,370	6,078
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	2/15/36	CHF	5,035	4,427
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	2,455	2,293
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.020%	1/30/40	CHF	5,000	4,129
Richemont International Holding SA	1.000%	3/26/26	EUR	9,750	9,667
Richemont International Holding SA	1.500%	3/26/30	EUR	9,000	8,292
Richemont International Holding SA	1.125%	5/26/32	EUR	3,684	3,125
Richemont International Holding SA	2.000%	3/26/38	EUR	7,550	6,086
Richemont International Holding SA	1.625%	5/26/40	EUR	7,913	5,762
Sika Capital BV	3.750%	5/3/30	EUR	11,000	11,370
SIX Finance Luxembourg SA	0.000%	12/2/25	EUR	5,400	5,261
St. Galler Kantonalbank AG	0.500%	6/24/25	CHF	210	226
Swiss Life Finance I Ltd.	3.250%	8/31/29	EUR	5,000	4,984
UBS AG	0.500%	3/31/31	EUR	7,600	6,017
UBS Group AG	1.500%	11/30/24	EUR	3,675	3,839
UBS Group AG	2.750%	8/8/25	GBP	1,000	1,141
UBS Group AG	2.125%	9/12/25	GBP	4,453	5,204
UBS Group AG	0.250%	1/29/26	EUR	9,799	9,759
UBS Group AG	3.250%	4/2/26	EUR	7,997	8,276
UBS Group AG	1.250%	9/1/26	EUR	4,959	4,800
UBS Group AG	2.125%	10/13/26	EUR	17,000	17,116
UBS Group AG	0.250%	11/3/26	EUR	5,000	4,814
UBS Group AG	1.000%	6/24/27	EUR	3,988	3,816
UBS Group AG	7.000%	9/30/27	GBP	2,500	3,053
UBS Group AG	0.650%	1/14/28	EUR	17,725	16,387
UBS Group AG	0.250%	2/24/28	EUR	8,784	7,707
UBS Group AG	2.250%	6/9/28	GBP	8,521	8,872
UBS Group AG	0.250%	11/5/28	EUR	10,959	9,674
UBS Group AG	7.750%	3/1/29	EUR	18,000	21,086
UBS Group AG	0.650%	9/10/29	EUR	7,241	6,048
UBS Group AG	2.125%	11/15/29	GBP	500	494
UBS Group AG	4.375%	1/11/31	EUR	4,000	4,102
UBS Group AG	0.875%	11/3/31	EUR	12,176	9,455
UBS Group AG	2.875%	4/2/32	EUR	3,000	2,743
UBS Group AG	0.625%	1/18/33	EUR	2,900	2,067
UBS Group AG	0.625%	2/24/33	EUR	3,000	2,184
UBS Group AG	7.375%	9/7/33	GBP	4,500	5,743
Zuercher Kantonalbank	0.250%	1/27/26	CHF	2,455	2,619
Zuercher Kantonalbank	0.125%	5/13/26	CHF	805	852
Zuercher Kantonalbank	0.300%	1/25/28	CHF	10,000	10,404
Zuercher Kantonalbank	0.100%	3/31/31	CHF	5,000	4,866
Zuercher Kantonalbank	0.000%	1/21/33	CHF	3,000	2,782
Zurich Finance Ireland DAC	5.125%	11/23/52	GBP	4,000	4,236
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	7,369	5,413
					1,171,412
United Arab Emirates (0.0%)
DP World Ltd.	2.375%	9/25/26	EUR	100	99
DP World Ltd.	4.250%	9/25/30	GBP	1,004	1,050
Emirates NBD Bank PJSC	4.750%	2/9/28	AUD	1,530	921
Emirates NBD Bank PJSC	3.050%	2/26/30	AUD	1,130	588
Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	8,145	8,265
Emirates Telecommunications Group Co. PJSC	0.375%	5/17/28	EUR	2,265	2,013
First Abu Dhabi Bank PJSC	0.875%	12/9/25	GBP	1,498	1,617
First Abu Dhabi Bank PJSC	0.125%	2/16/26	EUR	9,170	8,734
MDGH GMTN RSC Ltd.	6.875%	3/14/26	GBP	225	276
MDGH GMTN RSC Ltd.	1.000%	3/10/34	EUR	2,000	1,495
					25,058
United Kingdom (2.2%)
3i Group plc	5.750%	12/3/32	GBP	2,439	2,881
3i Group plc	3.750%	6/5/40	GBP	1,300	1,091
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	3,098	3,358
AA Bond Co. Ltd.	6.269%	7/2/43	GBP	1,404	1,674
AA Bond Co. Ltd.	3.250%	7/31/50	GBP	500	484
AA Bond Co. Ltd.	5.500%	7/31/50	GBP	500	552
AA Bond Co. Ltd.	8.450%	7/31/50	GBP	4,000	4,872

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	1,000	1,184
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	777	724
Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	4,219	5,104
Affinity Water Finance plc	4.500%	3/31/36	GBP	2,231	2,276
Affordable Housing Finance plc	3.800%	5/20/44	GBP	2,457	2,443
Affordable Housing Finance plc	2.893%	8/11/45	GBP	1,307	1,114
Anchor Hanover Group	2.000%	7/21/51	GBP	4,491	2,582
Anglian Water Services Financing plc	1.625%	8/10/25	GBP	1,411	1,594
Anglian Water Services Financing plc	4.500%	2/22/26	GBP	8,381	9,885
Anglian Water Services Financing plc	2.625%	6/15/27	GBP	14,425	15,661
Anglian Water Services Financing plc	4.500%	10/5/27	GBP	1,360	1,570
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	242	301
Anglian Water Services Financing plc	4.525%	8/26/32	CAD	1,500	960
Annington Funding plc	1.650%	7/12/24	EUR	4,815	4,938
Annington Funding plc	2.646%	7/12/25	GBP	1,455	1,653
Annington Funding plc	3.184%	7/12/29	GBP	4,526	4,549
Annington Funding plc	3.685%	7/12/34	GBP	3,595	3,276
Annington Funding plc	3.935%	7/12/47	GBP	3,513	2,776
Arqiva Financing plc	4.882%	12/31/32	GBP	1,253	1,416
Artesian Finance II plc	6.000%	9/30/33	GBP	1,495	1,788
Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,842	3,130
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,343	1,482
Assura Financing plc	1.625%	6/30/33	GBP	1,100	882
Aster Treasury plc	1.405%	1/27/36	GBP	2,000	1,526
Aster Treasury plc	4.500%	12/18/43	GBP	1,319	1,349
AstraZeneca plc	0.375%	6/3/29	EUR	17,500	15,384
AstraZeneca plc	5.750%	11/13/31	GBP	1,956	2,463
Aviva plc	1.875%	11/13/27	EUR	4,906	4,850
Aviva plc	4.000%	10/2/30	CAD	1,537	950
Aviva plc	3.375%	12/4/45	EUR	2,908	2,940
Aviva plc	4.375%	9/12/49	GBP	1,453	1,516
Aviva plc	4.000%	6/3/55	GBP	1,804	1,601
Aviva plc	6.875%	5/20/58	GBP	4,223	4,747
Babcock International Group plc	1.875%	10/5/26	GBP	1,906	2,053
Babcock International Group plc	1.375%	9/13/27	EUR	217	204
Backward 2017 Ltd.	2.125%	3/25/53	GBP	2,000	1,125
Bank of Scotland plc	4.875%	12/20/24	GBP	684	824
Barclays plc	1.375%	1/24/26	EUR	8,047	8,166
Barclays plc	3.000%	5/8/26	GBP	6,165	6,900
Barclays plc	3.250%	2/12/27	GBP	8,031	8,816
Barclays plc	2.166%	6/23/27	CAD	1,591	1,022
Barclays plc	0.877%	1/28/28	EUR	9,200	8,591
Barclays plc	4.000%	6/26/29	AUD	1,000	533
Barclays plc	0.577%	8/9/29	EUR	16,052	13,788
Barclays plc	3.750%	11/22/30	GBP	2,261	2,537
Barclays plc	6.369%	1/31/31	GBP	3,000	3,534
Barclays plc	1.125%	3/22/31	EUR	5,179	4,852
Barclays plc	1.106%	5/12/32	EUR	5,552	4,372
Barclays plc	8.407%	11/14/32	GBP	7,500	9,285
Barclays plc	3.250%	1/17/33	GBP	5,100	4,733
Barclays plc	5.262%	1/29/34	EUR	3,000	3,106
BAT Capital Corp.	2.125%	8/15/25	GBP	305	346
BAT International Finance plc	2.750%	3/25/25	EUR	2,908	3,014
BAT International Finance plc	1.250%	3/13/27	EUR	801	767
BAT International Finance plc	2.250%	6/26/28	GBP	13,500	13,857
BAT International Finance plc	2.250%	1/16/30	EUR	8,823	7,873
BAT International Finance plc	6.000%	11/24/34	GBP	2,313	2,492
BAT International Finance plc	5.750%	7/5/40	GBP	1,414	1,362
BAT International Finance plc	2.000%	3/13/45	EUR	1,100	607
BAT International Finance plc	2.250%	9/9/52	GBP	1,559	713
BAT Netherlands Finance BV	3.125%	4/7/28	EUR	8,923	8,964
BAT Netherlands Finance BV	5.375%	2/16/31	EUR	2,000	2,115
Bazalgette Finance plc	2.375%	11/29/27	GBP	1,392	1,485
Beyond Housing Ltd.	2.125%	5/17/51	GBP	1,981	1,195
BG Energy Capital plc	5.125%	12/1/25	GBP	2,962	3,581
BG Energy Capital plc	2.250%	11/21/29	EUR	3,101	2,950
BG Energy Capital plc	5.000%	11/4/36	GBP	2,000	2,221

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Blend Funding plc	3.459%	9/21/49	GBP	4,500	3,693
	Blend Funding plc	2.922%	4/5/56	GBP	5,071	3,468
	BP Capital Markets BV	4.323%	5/12/35	EUR	3,000	3,046
	BP Capital Markets BV	0.933%	12/4/40	EUR	4,459	2,612
	BP Capital Markets BV	1.467%	9/21/41	EUR	981	619
	BP Capital Markets plc	0.900%	7/3/24	EUR	9,053	9,374
	BP Capital Markets plc	2.030%	2/14/25	GBP	687	800
	BP Capital Markets plc	1.953%	3/3/25	EUR	3,550	3,654
	BP Capital Markets plc	3.470%	5/15/25	CAD	1,351	943
	BP Capital Markets plc	1.077%	6/26/25	EUR	2,592	2,617
	BP Capital Markets plc	2.972%	2/27/26	EUR	2,547	2,635
	BP Capital Markets plc	2.274%	7/3/26	GBP	5,462	6,160
	BP Capital Markets plc	2.213%	9/25/26	EUR	6,367	6,417
	BP Capital Markets plc	1.573%	2/16/27	EUR	14,084	13,821
	BP Capital Markets plc	0.831%	11/8/27	EUR	6,844	6,465
	BP Capital Markets plc	2.519%	4/7/28	EUR	8,767	8,718
	BP Capital Markets plc	2.822%	4/7/32	EUR	16,599	15,768
	BP Capital Markets plc	1.104%	11/15/34	EUR	8,300	6,149
	BP Capital Markets plc	5.773%	5/25/38	GBP	5,000	5,885
	BP Capital Markets plc	3.250%	Perpetual	EUR	7,471	7,402
	BP Capital Markets plc	3.625%	Perpetual	EUR	9,089	8,435
	BP Capital Markets plc	4.250%	Perpetual	GBP	4,913	5,326
	BPHA Finance plc	4.816%	4/11/44	GBP	987	1,018
	British Land Co. plc	2.375%	9/14/29	GBP	913	874
	British Telecommunications plc	1.750%	3/10/26	EUR	1,720	1,730
	British Telecommunications plc	1.500%	6/23/27	EUR	5,113	4,948
	British Telecommunications plc	5.750%	12/7/28	GBP	474	572
	British Telecommunications plc	1.125%	9/12/29	EUR	3,000	2,667
	British Telecommunications plc	3.125%	11/21/31	GBP	800	796
	British Telecommunications plc	3.375%	8/30/32	EUR	1,500	1,447
	British Telecommunications plc	6.375%	6/23/37	GBP	2,585	3,059
	British Telecommunications plc	5.750%	2/13/41	GBP	2,000	2,186
[1]	Broadgate Financing plc	4.999%	10/5/33	GBP	3,170	3,627
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	957	740
	BUPA Finance plc	5.000%	12/8/26	GBP	2,501	2,887
	Burberry Group plc	1.125%	9/21/25	GBP	2,457	2,733
	Cadent Finance plc	2.125%	9/22/28	GBP	5,323	5,465
	Cadent Finance plc	0.625%	3/19/30	EUR	22,317	18,613
	Cadent Finance plc	0.750%	3/11/32	EUR	857	671
	Cadent Finance plc	2.250%	10/10/35	GBP	4,778	3,780
	Cadent Finance plc	2.625%	9/22/38	GBP	1,690	1,262
	Cadent Finance plc	3.125%	3/21/40	GBP	3,553	2,818
	Cadent Finance plc	2.750%	9/22/46	GBP	502	330
	Cardiff University	3.000%	12/7/55	GBP	1,004	746
	Catalyst Housing Ltd.	3.125%	10/31/47	GBP	1,491	1,106
	CCEP Finance Ireland DAC	0.000%	9/6/25	EUR	5,000	4,915
	CCEP Finance Ireland DAC	0.500%	9/6/29	EUR	4,062	3,525
	CCEP Finance Ireland DAC	0.875%	5/6/33	EUR	3,276	2,569
	CCEP Finance Ireland DAC	1.500%	5/6/41	EUR	1,296	883
	Centrica plc	4.375%	3/13/29	GBP	8,324	9,361
	Centrica plc	7.000%	9/19/33	GBP	3,455	4,418
	Centrica plc	4.250%	9/12/44	GBP	5,567	4,980
	Chancellor Masters & Scholars of The University of Cambridge	3.750%	10/17/52	GBP	406	376
	Chancellor Masters & Scholars of The University of Cambridge	2.350%	6/27/78	GBP	1,452	891
	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	3,336	3,409
	Church Commissioners for England	3.625%	7/14/52	GBP	2,000	1,685
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,390	3,169
	Circle Anglia Social Housing plc	5.200%	3/2/44	GBP	1,000	1,046
	Citizen Treasury plc	3.250%	10/20/48	GBP	4,322	3,323
	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	EUR	7,956	8,037
	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	EUR	200	182
	CK Hutchison Europe Finance 21 Ltd.	0.750%	11/2/29	EUR	3,200	2,714
	CK Hutchison Europe Finance 21 Ltd.	1.000%	11/2/33	EUR	3,100	2,304
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	100	97
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	5,457	5,674
	CK Hutchison Group Telecom Finance SA	1.125%	10/17/28	EUR	100	91
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	7,867	6,457

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	GBP	1,591	1,261
	Clarion Funding plc	2.625%	1/18/29	GBP	802	836
	Clarion Funding plc	1.250%	11/13/32	GBP	2,900	2,397
	Clarion Funding plc	1.875%	1/22/35	GBP	3,000	2,404
	Clarion Funding plc	3.125%	4/19/48	GBP	1,076	799
	Close Brothers Finance plc	1.625%	12/3/30	GBP	5,000	4,334
	Clydesdale Bank plc	4.625%	6/8/26	GBP	6,367	7,599
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	9,454	9,547
	CNH Industrial Finance Europe SA	1.750%	3/25/27	EUR	2,200	2,160
	CNH Industrial Finance Europe SA	1.625%	7/3/29	EUR	7,484	6,832
	Coca-Cola Europacific Partners plc	2.375%	5/7/25	EUR	1,455	1,501
	Coca-Cola Europacific Partners plc	1.750%	3/27/26	EUR	5,916	5,965
	Coca-Cola Europacific Partners plc	1.750%	5/26/28	EUR	2,547	2,461
	Coca-Cola Europacific Partners plc	0.200%	12/2/28	EUR	6,684	5,854
	Coca-Cola Europacific Partners plc	1.875%	3/18/30	EUR	2,500	2,319
	Coca-Cola Europacific Partners plc	0.700%	9/12/31	EUR	4,136	3,385
	Compass Group Finance Netherlands BV	1.500%	9/5/28	EUR	4,000	3,818
	Compass Group plc	2.000%	9/5/25	GBP	200	229
	Compass Group plc	2.000%	7/3/29	GBP	3,072	3,136
[1]	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	1,085	1,027
	Coventry Building Society	2.000%	12/20/30	GBP	2,062	1,876
	CPUK Finance Ltd.	5.876%	8/28/27	GBP	1,000	1,185
	CPUK Finance Ltd.	3.588%	2/28/42	GBP	1,455	1,676
[1,6]	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	108	131
	Dali Capital plc	4.799%	12/21/37	GBP	200	209
	Derby Healthcare plc	5.564%	6/30/41	GBP	1,543	1,777
	Derwent London plc	1.875%	11/17/31	GBP	1,400	1,195
	Diageo Capital BV	0.125%	9/28/28	EUR	700	622
	Diageo Finance plc	2.875%	3/27/29	GBP	5,000	5,390
	Diageo Finance plc	2.500%	3/27/32	EUR	8,569	8,153
	Diageo Finance plc	1.250%	3/28/33	GBP	3,459	2,938
	Direct Line Insurance Group plc	4.000%	6/5/32	GBP	1,000	869
	DS Smith plc	1.375%	7/26/24	EUR	200	207
	DS Smith plc	0.875%	9/12/26	EUR	4,981	4,770
	DS Smith plc	4.500%	7/27/30	EUR	5,000	5,154
	DWR Cymru Financing UK plc	1.625%	3/31/26	GBP	1,893	2,071
	DWR Cymru Financing UK plc	6.015%	3/31/28	GBP	125	153
	DWR Cymru Financing UK plc	1.375%	3/31/33	GBP	500	412
	DWR Cymru Financing UK plc	2.375%	3/31/34	GBP	1,182	959
	DWR Cymru Financing UK plc	2.500%	3/31/36	GBP	1,217	1,027
	Eastern Power Networks plc	2.125%	11/25/33	GBP	1,500	1,302
	Eastern Power Networks plc	1.875%	6/1/35	GBP	2,000	1,605
	easyJet FinCo BV	1.875%	3/3/28	EUR	7,474	6,903
	Electricity North West Ltd.	8.875%	3/25/26	GBP	977	1,265
	EMH Treasury plc	4.500%	1/29/44	GBP	449	443
[1]	Eversholt Funding plc	6.697%	2/22/35	GBP	743	914
[1]	Eversholt Funding plc	3.529%	8/7/42	GBP	1,635	1,391
	FIL Ltd.	2.500%	11/4/26	EUR	1,337	1,328
	Flagship Finance plc	1.875%	7/14/61	GBP	1,254	647
	Futures Treasury plc	3.375%	2/8/44	GBP	1,306	1,094
	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	552	669
	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	8,800	10,689
	Gatwick Funding Ltd.	2.500%	4/15/32	GBP	200	197
	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	4,052	4,519
	Gatwick Funding Ltd.	3.125%	9/28/41	GBP	2,141	1,703
	Gatwick Funding Ltd.	3.250%	2/26/50	GBP	2,100	1,507
	Genfinance II plc	6.064%	12/21/39	GBP	2,863	3,400
	GlaxoSmithKline Capital plc	1.375%	12/2/24	EUR	200	206
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	488	518
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	9,369	9,330
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	100	98
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	1,860	2,134
	GlaxoSmithKline Capital plc	1.250%	10/12/28	GBP	12,276	12,432
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	7,302	6,840
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	3,579	4,288
	GlaxoSmithKline Capital plc	1.625%	5/12/35	GBP	12,189	9,823
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	567	726

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	2,116	2,383
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	3,217	3,115
	Global Switch Finance BV	1.375%	10/7/30	EUR	2,800	2,454
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	100	97
	Grainger plc	3.000%	7/3/30	GBP	900	852
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	2,955	3,016
[1]	Great Rolling Stock Co. plc	6.875%	7/27/35	GBP	144	178
[1]	Greater Gabbard OFTO plc	4.137%	11/29/32	GBP	320	359
	Greene King Finance plc	5.318%	9/15/31	GBP	193	221
	Greene King Finance plc	5.106%	3/15/34	GBP	436	489
[1]	Greene King Finance plc	4.064%	3/15/35	GBP	398	415
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	2,242	2,061
	Guinness Partnership Ltd.	2.000%	4/22/55	GBP	100	54
[1]	Gwynt y Mor OFTO plc	2.778%	2/17/34	GBP	680	687
	Hammerson Ireland Finance DAC	1.750%	6/3/27	EUR	2,686	2,426
	Hammerson plc	7.250%	4/21/28	GBP	1,951	2,257
	Heathrow Funding Ltd.	3.250%	5/21/27	CAD	2,000	1,386
	Heathrow Funding Ltd.	1.500%	10/12/27	EUR	11,684	11,738
	Heathrow Funding Ltd.	2.625%	3/16/28	GBP	8,000	8,119
	Heathrow Funding Ltd.	6.750%	12/3/28	GBP	2,888	3,573
	Heathrow Funding Ltd.	2.694%	10/13/29	CAD	2,232	1,445
	Heathrow Funding Ltd.	3.400%	3/8/30	CAD	3,559	2,319
	Heathrow Funding Ltd.	2.750%	10/13/31	GBP	2,457	2,485
	Heathrow Funding Ltd.	1.500%	2/11/32	EUR	9,004	8,025
	Heathrow Funding Ltd.	3.782%	9/4/32	CAD	1,419	905
	Heathrow Funding Ltd.	1.125%	10/8/32	EUR	14,400	12,092
	Heathrow Funding Ltd.	3.661%	1/13/33	CAD	2,100	1,309
	Heathrow Funding Ltd.	6.450%	12/10/33	GBP	1,527	1,879
	Heathrow Funding Ltd.	3.726%	4/13/35	CAD	2,493	1,484
	Heathrow Funding Ltd.	1.875%	3/14/36	EUR	1,696	1,378
	Heathrow Funding Ltd.	5.875%	5/13/43	GBP	6,231	6,942
	Heathrow Funding Ltd.	4.625%	10/31/48	GBP	1,228	1,130
	Heathrow Funding Ltd.	2.750%	8/9/51	GBP	429	278
	Hexagon Housing Association Ltd.	3.625%	4/22/48	GBP	900	694
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	3,324	3,436
	Home Group Ltd.	3.125%	3/27/43	GBP	1,004	782
[1]	Housing & Care 21	3.288%	11/8/49	GBP	1,980	1,515
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	Perpetual	GBP	62	73
	HSBC Holdings plc	3.000%	6/30/25	EUR	9,459	9,757
	HSBC Holdings plc	0.309%	11/13/26	EUR	25,859	25,161
	HSBC Holdings plc	2.256%	11/13/26	GBP	3,234	3,634
	HSBC Holdings plc	2.500%	3/15/27	EUR	1,276	1,274
	HSBC Holdings plc	3.019%	6/15/27	EUR	5,400	5,483
	HSBC Holdings plc	1.750%	7/24/27	GBP	9,029	9,720
	HSBC Holdings plc	4.752%	3/10/28	EUR	10,000	10,626
	HSBC Holdings plc	3.000%	7/22/28	GBP	19,044	20,519
	HSBC Holdings plc	2.625%	8/16/28	GBP	1,510	1,588
	HSBC Holdings plc	0.641%	9/24/29	EUR	6,062	5,296
	HSBC Holdings plc	3.000%	5/29/30	GBP	4,815	4,897
	HSBC Holdings plc	6.800%	9/14/31	GBP	5,000	6,114
	HSBC Holdings plc	4.787%	3/10/32	EUR	13,000	13,564
	HSBC Holdings plc	6.364%	11/16/32	EUR	10,000	10,794
	HSBC Holdings plc	8.201%	11/16/34	GBP	3,500	4,361
	HSBC Holdings plc	7.000%	4/7/38	GBP	4,950	5,786
	HSBC Holdings plc	6.000%	3/29/40	GBP	3,752	3,956
	Hyde Housing Assn. Ltd.	1.750%	8/18/55	GBP	4,920	2,456
	Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	54	60
	IG Group Holdings plc	3.125%	11/18/28	GBP	2,000	1,953
	Imperial Brands Finance Netherlands BV	5.250%	2/15/31	EUR	4,200	4,314
	Imperial Brands Finance Netherlands BV	1.750%	3/18/33	EUR	4,947	3,692
	Imperial Brands Finance plc	1.375%	1/27/25	EUR	552	563
	Imperial Brands Finance plc	3.375%	2/26/26	EUR	217	225
	Imperial Brands Finance plc	2.125%	2/12/27	EUR	7,595	7,520
	Imperial Brands Finance plc	4.875%	6/7/32	GBP	3,730	3,835
	Inchcape plc	6.500%	6/9/28	GBP	4,000	4,851
	Incommunities Treasury plc	3.250%	3/21/49	GBP	2,499	1,992
	Informa plc	3.125%	7/5/26	GBP	919	1,037

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Informa plc	1.250%	4/22/28	EUR	2,030	1,879
	InterContinental Hotels Group plc	2.125%	8/24/26	GBP	2,000	2,184
	InterContinental Hotels Group plc	2.125%	5/15/27	EUR	1,500	1,482
	InterContinental Hotels Group plc	3.375%	10/8/28	GBP	2,000	2,127
	Intermediate Capital Group plc	1.625%	2/17/27	EUR	3,600	3,304
	International Distributions Services plc	1.250%	10/8/26	EUR	2,457	2,360
	Jigsaw Funding plc	3.375%	5/5/52	GBP	1,087	865
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/33	GBP	1,844	2,157
	Karbon Homes Ltd.	3.375%	11/15/47	GBP	2,685	2,218
	Land Securities Capital Markets plc	2.375%	3/29/29	GBP	382	416
	Land Securities Capital Markets plc	2.399%	2/8/31	GBP	2,400	2,494
	Land Securities Capital Markets plc	2.625%	9/22/39	GBP	996	833
	Land Securities Capital Markets plc	2.750%	9/22/59	GBP	1,787	1,143
	Leeds Building Society	0.500%	7/3/24	EUR	200	207
	Leeds Building Society	1.500%	3/16/27	GBP	1,724	1,863
	Leeds Building Society	1.375%	10/6/27	GBP	12,606	12,803
	Legal & General Finance plc	5.875%	12/11/31	GBP	3,413	4,203
	Legal & General Group plc	5.375%	10/27/45	GBP	1,635	1,927
	Legal & General Group plc	5.125%	11/14/48	GBP	2,452	2,722
	Legal & General Group plc	4.500%	11/1/50	GBP	4,400	4,480
	Legal & General Group plc	5.500%	6/27/64	GBP	1,098	1,129
	Liberty Living Finance plc	2.625%	11/28/24	GBP	1,004	1,168
	Libra Longhurst Group Treasury No. 2 plc	3.250%	5/15/43	GBP	2,603	2,073
	Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	912	994
	Linde Finance BV	0.550%	5/19/32	EUR	6,800	5,481
	LiveWest Treasury plc	1.875%	2/18/56	GBP	1,100	575
	Lloyds Bank Corporate Markets plc	2.375%	4/9/26	EUR	5,000	5,084
	Lloyds Bank Corporate Markets plc	4.125%	5/30/27	EUR	5,000	5,255
	Lloyds Bank plc	5.125%	3/7/25	GBP	7,460	9,018
	Lloyds Bank plc	0.625%	3/26/25	EUR	200	202
	Lloyds Bank plc	0.125%	6/18/26	EUR	4,913	4,737
	Lloyds Bank plc	4.875%	3/30/27	GBP	1,491	1,790
	Lloyds Bank plc	6.000%	2/8/29	GBP	5,072	6,392
	Lloyds Bank plc	0.125%	9/23/29	EUR	19,550	16,831
	Lloyds Banking Group plc	3.500%	2/3/25	CAD	1,374	958
	Lloyds Banking Group plc	4.000%	3/7/25	AUD	5,840	3,605
	Lloyds Banking Group plc	0.500%	11/12/25	EUR	5,139	5,215
	Lloyds Banking Group plc	3.500%	4/1/26	EUR	5,000	5,210
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	2,440	1,422
	Lloyds Banking Group plc	4.500%	3/18/30	EUR	1,679	1,737
	Lloyds Banking Group plc	3.125%	8/24/30	EUR	8,500	8,209
	Lloyds Banking Group plc	2.707%	12/3/35	GBP	10,455	9,311
	Logicor 2019-1 UK plc	1.875%	11/17/31	GBP	3,486	3,740
	London & Quadrant Housing Trust	2.625%	2/28/28	GBP	2,028	2,164
	London & Quadrant Housing Trust	2.250%	7/20/29	GBP	3,200	3,198
	London & Quadrant Housing Trust	2.000%	3/31/32	GBP	2,800	2,523
	London & Quadrant Housing Trust	4.625%	12/5/33	GBP	100	109
	London & Quadrant Housing Trust	5.500%	1/27/40	GBP	400	450
	London & Quadrant Housing Trust	5.486%	6/15/42	GBP	2,500	2,773
	London & Quadrant Housing Trust	3.750%	10/27/49	GBP	1,815	1,478
	London & Quadrant Housing Trust	3.125%	2/28/53	GBP	868	615
	London Power Networks plc	6.125%	6/7/27	GBP	238	293
	London Power Networks plc	2.625%	3/1/29	GBP	1,500	1,562
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	6,502	6,295
	London Stock Exchange Group plc	1.625%	4/6/30	GBP	3,000	2,901
[1]	Longstone Finance plc	4.791%	4/19/36	GBP	62	73
	Lseg Netherlands BV	0.000%	4/6/25	EUR	5,000	4,990
	Lseg Netherlands BV	0.750%	4/6/33	EUR	6,062	4,674
	M&G plc	5.625%	10/20/51	GBP	4,796	5,046
	M&G plc	5.560%	7/20/55	GBP	4,523	4,536
	M&G plc	6.340%	12/19/63	GBP	2,590	2,571
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	1,004	1,090
	Manchester Airport Group Funding plc	6.125%	9/30/41	GBP	1,577	1,853
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	1,906	1,377
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	2,635	1,912
[1]	Meadowhall Finance plc	4.986%	7/12/37	GBP	407	437
[1,7]	Merseylink Issuer plc	3.842%	3/31/43	GBP	100	101

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[1]	Metropolitan Funding plc	4.125%	4/5/48	GBP	1,004	877
	Metropolitan Housing Trust Ltd.	1.875%	7/28/36	GBP	600	459
	Moat Homes Finance plc	5.000%	9/23/41	GBP	1,035	1,109
	Morhomes plc	3.400%	2/19/40	GBP	913	809
	Motability Operations Group plc	0.375%	1/3/26	EUR	3,828	3,750
	Motability Operations Group plc	4.375%	2/8/27	GBP	4,181	4,913
	Motability Operations Group plc	0.125%	7/20/28	EUR	16,556	14,688
	Motability Operations Group plc	1.750%	7/3/29	GBP	4,806	4,796
	Motability Operations Group plc	5.625%	11/29/30	GBP	1,004	1,227
	Motability Operations Group plc	3.500%	7/17/31	EUR	5,000	5,045
	Motability Operations Group plc	2.375%	3/14/32	GBP	582	556
	Motability Operations Group plc	3.625%	3/10/36	GBP	1,400	1,371
	Motability Operations Group plc	1.500%	1/20/41	GBP	5,000	3,244
	Motability Operations Group plc	2.125%	1/18/42	GBP	5,365	3,798
	Myriad Capital plc	4.750%	12/20/43	GBP	500	490
	National Gas Transmission plc	4.250%	4/5/30	EUR	2,500	2,601
	National Gas Transmission plc	1.125%	1/14/33	GBP	1,500	1,168
	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	EUR	2,000	2,049
	National Grid Electricity Distribution East Midlands plc	1.750%	9/9/31	GBP	1,000	894
	National Grid Electricity Distribution East Midlands plc	3.949%	9/20/32	EUR	5,900	5,935
	National Grid Electricity Distribution plc	3.500%	10/16/26	GBP	19,097	21,662
	National Grid Electricity Distribution South West plc	5.875%	3/25/27	GBP	1,073	1,308
	National Grid Electricity Distribution South West plc	5.818%	7/31/41	GBP	5,000	5,637
	National Grid Electricity Distribution West Midlands plc	5.750%	4/16/32	GBP	2,728	3,219
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	2,096	2,266
	National Grid Electricity Transmission plc	2.301%	6/22/29	CAD	2,764	1,672
	National Grid Electricity Transmission plc	5.221%	9/16/31	CAD	2,700	1,852
	National Grid Electricity Transmission plc	0.823%	7/7/32	EUR	3,200	2,520
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	2,818	2,007
	National Grid Electricity Transmission plc	0.872%	11/26/40	EUR	1,600	948
	National Grid plc	2.179%	6/30/26	EUR	1,000	1,004
	National Grid plc	0.163%	1/20/28	EUR	13,000	11,632
	National Grid plc	0.553%	9/18/29	EUR	16,607	14,106
	National Grid plc	2.949%	3/30/30	EUR	6,300	6,102
	National Grid plc	0.750%	9/1/33	EUR	1,100	801
	National Grid plc	3.245%	3/30/34	EUR	3,000	2,760
	National Grid plc	4.275%	1/16/35	EUR	9,000	8,991
	Nationwide Building Society	1.250%	3/3/25	EUR	200	204
	Nationwide Building Society	5.625%	1/28/26	GBP	777	949
	Nationwide Building Society	1.500%	3/8/26	EUR	10,324	10,458
	Nationwide Building Society	3.000%	5/6/26	GBP	9,866	11,216
	Nationwide Building Society	0.625%	3/25/27	EUR	21,095	20,208
	Nationwide Building Society	3.250%	1/20/28	GBP	7,493	8,266
	Nationwide Building Society	3.625%	3/15/28	EUR	12,500	13,222
	Nationwide Building Society	0.250%	9/14/28	EUR	6,194	5,399
	Nationwide Building Society	2.250%	6/25/29	EUR	2,457	2,417
	Nationwide Building Society	3.250%	9/5/29	EUR	5,000	4,953
	Nationwide Building Society	1.375%	6/29/32	EUR	7,821	6,829
	NatWest Group plc	1.750%	3/2/26	EUR	19,048	19,359
	NatWest Group plc	3.125%	3/28/27	GBP	2,908	3,259
	NatWest Group plc	2.057%	11/9/28	GBP	2,800	2,879
	NatWest Group plc	3.619%	3/29/29	GBP	9,400	10,126
	NatWest Group plc	0.670%	9/14/29	EUR	17,400	15,019
	NatWest Group plc	3.622%	8/14/30	GBP	4,000	4,557
	NatWest Group plc	1.043%	9/14/32	EUR	10,000	8,775
	NatWest Group plc	7.416%	6/6/33	GBP	4,000	4,814
	NatWest Markets plc	1.375%	3/2/27	EUR	19,100	18,336
[6]	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	4,367	5,166
[6]	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	2,046	2,408
	NewRiver REIT plc	3.500%	3/7/28	GBP	913	942
	Next Group plc	3.625%	5/18/28	GBP	6,459	7,080
	NIE Finance plc	2.500%	10/27/25	GBP	1,357	1,547
	NIE Finance plc	6.375%	6/2/26	GBP	2,000	2,460
	NIE Finance plc	5.875%	12/1/32	GBP	2,000	2,406
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	59	70
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	1,465	1,545
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	742	828

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	822	455
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	3,415	3,655
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	100	106
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	1,266	1,435
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	264	267
	Notting Hill Genesis	3.750%	12/20/32	GBP	2,637	2,721
	Notting Hill Genesis	2.000%	6/3/36	GBP	319	249
	Notting Hill Genesis	5.250%	7/7/42	GBP	777	829
	Notting Hill Genesis	3.250%	10/12/48	GBP	100	75
	Notting Hill Genesis	4.375%	2/20/54	GBP	2,142	1,925
[1]	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	209	248
	Optivo Finance plc	2.857%	10/7/35	GBP	2,500	2,194
	Optivo Finance plc	5.250%	3/13/43	GBP	3,200	3,388
	Orbit Capital plc	2.000%	11/24/38	GBP	1,500	1,084
	Orbit Capital plc	3.500%	3/24/45	GBP	1,090	888
	Orbit Capital plc	3.375%	6/14/48	GBP	126	98
	Paradigm Homes Charitable Housing Assn. Ltd.	2.250%	5/20/51	GBP	2,923	1,806
	Paragon Treasury plc	2.000%	5/7/36	GBP	2,091	1,610
[1]	Paragon Treasury plc	3.625%	1/21/47	GBP	1,004	820
	Peabody Capital No. 2 plc	2.750%	3/2/34	GBP	1,000	908
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	1,700	1,608
	Peabody Capital plc	5.250%	3/17/43	GBP	2,750	2,970
	Pearson Funding plc	1.375%	5/6/25	EUR	317	318
	Pearson Funding plc	3.750%	6/4/30	GBP	1,293	1,350
[1]	Penarian Housing Finance plc	3.212%	6/7/52	GBP	777	597
	Pension Insurance Corp. plc	8.000%	11/23/26	GBP	1,428	1,764
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	5,680	6,046
	Pension Insurance Corp. plc	4.625%	5/7/31	GBP	2,000	1,974
	Phoenix Group Holdings plc	4.375%	1/24/29	EUR	10,234	9,765
	Phoenix Group Holdings plc	5.867%	6/13/29	GBP	5,981	6,649
	Phoenix Group Holdings plc	5.625%	4/28/31	GBP	1,319	1,380
	Places For People Treasury plc	2.875%	8/17/26	GBP	2,700	3,020
	Platform HG Financing plc	1.625%	8/10/55	GBP	2,452	1,194
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	1,455	1,830
	PRS Finance plc	1.750%	11/24/26	GBP	9,052	9,985
	PRS Finance plc	2.000%	1/23/29	GBP	8,669	9,110
	Quadgas Finance plc	3.375%	9/17/29	GBP	2,321	2,302
	RAC Bond Co. plc	4.870%	5/6/46	GBP	1,455	1,655
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.375%	5/19/26	EUR	2,457	2,386
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	5,947	5,166
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	2,457	2,134
[3]	Reckitt Benckiser Treasury Services plc	1.750%	5/19/32	GBP	2,141	1,955
	RELX Capital Inc.	1.300%	5/12/25	EUR	1,004	1,019
	RELX Finance BV	0.500%	3/10/28	EUR	9,369	8,597
	RELX Finance BV	3.750%	6/12/31	EUR	3,333	3,444
	RELX Finance BV	0.875%	3/10/32	EUR	1,892	1,564
	Rentokil Initial Finance BV	3.875%	6/27/27	EUR	7,500	7,837
	Rentokil Initial Finance BV	4.375%	6/27/30	EUR	3,000	3,140
	Rentokil Initial plc	0.950%	11/22/24	EUR	2,501	2,550
	Rio Tinto Finance plc	2.875%	12/11/24	EUR	200	209
	Rio Tinto Finance plc	4.000%	12/11/29	GBP	400	447
	Riverside Finance plc	3.875%	12/5/44	GBP	1,093	950
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	1,544	1,790
	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	5,229	4,483
[1]	RMPA Services plc	5.337%	9/30/38	GBP	1,915	2,259
	Rothesay Life plc	8.000%	10/30/25	GBP	6,650	8,155
	Rothesay Life plc	3.375%	7/12/26	GBP	5,484	6,074
	Rothesay Life plc	7.734%	5/16/33	GBP	2,000	2,340
	Royal Bank of Scotland Group plc	2.875%	9/19/26	GBP	4,593	5,217
	Sage Group plc	1.625%	2/25/31	GBP	5,392	4,888
	Sanctuary Capital plc	6.697%	3/23/39	GBP	3,048	3,985
	Sanctuary Capital plc	5.000%	4/26/47	GBP	2,057	2,134
	Sanctuary Capital plc	2.375%	4/14/50	GBP	452	286
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	8,099	9,258
	Santander UK Group Holdings plc	2.920%	5/8/26	GBP	6,999	8,006
	Santander UK Group Holdings plc	2.421%	1/17/29	GBP	3,000	3,062
	Santander UK Group Holdings plc	0.603%	9/13/29	EUR	13,042	11,105

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Santander UK plc	0.500%	1/10/25	EUR	3,956	4,013
	Santander UK plc	5.750%	3/2/26	GBP	2,843	3,480
	Santander UK plc	5.250%	2/16/29	GBP	4,696	5,693
	Santander UK plc	3.875%	10/15/29	GBP	7,552	8,242
[1]	Saxon Weald Capital plc	5.375%	6/6/42	GBP	281	312
	Scotland Gas Networks plc	3.250%	3/8/27	GBP	1,655	1,851
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	502	532
	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	GBP	200	165
	Scottish Widows Ltd.	7.000%	6/16/43	GBP	2,000	2,257
	Segro Capital Sarl	0.500%	9/22/31	EUR	4,276	3,224
	Segro plc	2.375%	10/11/29	GBP	642	644
	Segro plc	2.875%	10/11/37	GBP	1,600	1,334
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,688	3,121
	Severn Trent Utilities Finance plc	6.250%	6/7/29	GBP	1,000	1,222
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	1,687	1,625
	Severn Trent Utilities Finance plc	4.625%	11/30/34	GBP	4,000	4,269
	Severn Trent Utilities Finance plc	5.250%	4/4/36	GBP	3,700	4,135
	Severn Trent Utilities Finance plc	2.000%	6/2/40	GBP	542	367
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,249	2,276
	Skipton Building Society	2.000%	10/2/26	GBP	300	333
	Sky Ltd.	2.250%	11/17/25	EUR	200	205
	Sky Ltd.	2.500%	9/15/26	EUR	22,426	22,774
	Sky Ltd.	6.000%	5/21/27	GBP	50	62
	Sky Ltd.	4.000%	11/26/29	GBP	2,366	2,647
	Smith & Nephew plc	4.565%	10/11/29	EUR	1,000	1,066
	South Eastern Power Networks plc	5.500%	6/5/26	GBP	238	287
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	1,251	1,497
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	1,387	1,728
	South Eastern Power Networks plc	1.750%	9/30/34	GBP	1,315	1,065
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	3,736	3,871
	Southern Gas Networks plc	2.500%	2/3/25	GBP	2,265	2,641
	Southern Gas Networks plc	1.250%	12/2/31	GBP	5,600	4,683
	Southern Gas Networks plc	3.100%	9/15/36	GBP	5,000	4,253
	Southern Gas Networks plc	6.375%	5/15/40	GBP	82	95
	Southern Housing	3.500%	10/19/47	GBP	777	603
	Southern Water Services Finance Ltd.	6.640%	3/31/26	GBP	11,362	13,623
	Southern Water Services Finance Ltd.	1.625%	3/30/27	GBP	10,186	10,402
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	1,464	1,742
	Southern Water Services Finance Ltd.	3.000%	5/28/37	GBP	1,500	1,139
	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	50	42
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	50	47
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	100	105
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	2,455	1,597
	SP Distribution plc	5.875%	7/17/26	GBP	687	837
	SP Manweb plc	4.875%	9/20/27	GBP	100	118
	SSE plc	1.250%	4/16/25	EUR	6,321	6,407
	SSE plc	0.875%	9/6/25	EUR	822	822
	SSE plc	8.375%	11/20/28	GBP	1,518	2,045
	SSE plc	1.750%	4/16/30	EUR	17,500	15,992
	SSE plc	6.250%	8/27/38	GBP	3,272	3,901
	SSE plc	3.125%	Perpetual	EUR	1,000	958
	SSE plc	4.000%	Perpetual	EUR	6,867	6,601
	Stagecoach Group Ltd.	4.000%	9/29/25	GBP	100	115
	Standard Chartered plc	1.625%	10/3/27	EUR	347	335
	Standard Chartered plc	4.874%	5/10/31	EUR	5,000	5,156
	Standard Chartered plc	1.200%	9/23/31	EUR	3,000	2,737
	Standard Chartered plc	4.375%	1/18/38	GBP	1,455	1,487
	Sunderland SHG Finance plc	6.380%	3/31/42	GBP	64	78
[1]	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	427	423
[1]	Telereal Secured Finance plc	4.010%	12/10/33	GBP	1,117	1,225
[1]	Telereal Securitisation plc	6.165%	12/10/33	GBP	281	337
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	14,958	14,584
	Tesco Corporate Treasury Services plc	1.875%	11/2/28	GBP	2,000	2,006
	Tesco Corporate Treasury Services plc	0.375%	7/27/29	EUR	2,000	1,688
[1]	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	902	1,160
[1]	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	1,478	1,714
[1]	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	4,899	5,461

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[1]	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	2,779	3,127
[1]	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	2,717	2,917
	Thames Water Utilities Finance plc	2.875%	12/12/24	CAD	829	569
	Thames Water Utilities Finance plc	4.000%	6/19/25	GBP	3,910	4,464
	Thames Water Utilities Finance plc	0.875%	1/31/28	EUR	5,400	4,727
	Thames Water Utilities Finance plc	3.500%	2/25/28	GBP	687	717
	Thames Water Utilities Finance plc	6.750%	11/16/28	GBP	1,750	2,045
	Thames Water Utilities Finance plc	4.375%	1/18/31	EUR	4,000	3,789
	Thames Water Utilities Finance plc	2.625%	1/24/32	GBP	993	865
	Thames Water Utilities Finance plc	1.250%	1/31/32	EUR	2,500	1,856
	Thames Water Utilities Finance plc	6.500%	2/9/32	GBP	2,300	2,576
	Thames Water Utilities Finance plc	4.375%	7/3/34	GBP	1,362	1,283
	Thames Water Utilities Finance plc	5.125%	9/28/37	GBP	2,686	2,578
	Thames Water Utilities Finance plc	2.375%	4/22/40	GBP	3,401	2,184
	Thames Water Utilities Finance plc	5.500%	2/11/41	GBP	2,674	2,564
	Thames Water Utilities Finance plc	4.625%	6/4/46	GBP	2,538	2,106
	Thames Water Utilities Finance plc	7.738%	4/9/58	GBP	497	590
	THFC Funding No. 2 plc	6.350%	7/8/41	GBP	1,184	1,474
	THFC Funding No.3 plc	5.200%	10/11/45	GBP	7,737	8,300
	Together Housing Finance plc	4.500%	12/17/42	GBP	1,400	1,374
	Tritax Big Box REIT plc	1.500%	11/27/33	GBP	1,500	1,164
	Tritax EuroBox plc	0.950%	6/2/26	EUR	1,796	1,666
	Unilever Finance Netherlands BV	1.250%	3/25/25	EUR	12,725	12,989
	Unilever Finance Netherlands BV	0.750%	2/28/26	EUR	5,600	5,545
	Unilever Finance Netherlands BV	1.125%	2/12/27	EUR	4,958	4,850
	Unilever Finance Netherlands BV	1.375%	7/31/29	EUR	2,592	2,427
	Unilever Finance Netherlands BV	1.750%	3/25/30	EUR	10,413	9,741
	Unilever Finance Netherlands BV	1.375%	9/4/30	EUR	687	625
	Unilever plc	1.500%	7/22/26	GBP	100	111
	Unilever plc	1.500%	6/11/39	EUR	2,547	1,885
	UNITE Group plc	3.500%	10/15/28	GBP	1,296	1,391
	UNITE USAF II plc	3.921%	6/30/30	GBP	1,859	2,168
	United Utilities Water Finance plc	0.875%	10/28/29	GBP	5,751	5,253
	United Utilities Water Finance plc	2.625%	2/12/31	GBP	5,866	5,742
	United Utilities Water Finance plc	2.000%	7/3/33	GBP	1,004	866
	United Utilities Water Finance plc	1.875%	6/3/42	GBP	235	150
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	3,321	3,996
	University College London	1.625%	6/4/61	GBP	2,200	1,112
	University of Leeds	3.125%	12/19/50	GBP	2,100	1,677
	University of Liverpool	3.375%	6/25/55	GBP	100	81
	University of Manchester	4.250%	7/4/53	GBP	957	951
	University of Oxford	2.544%	12/8/17	GBP	4,459	2,493
	Urenco Finance NV	2.375%	12/2/24	EUR	1,906	1,973
	Utmost Group plc	4.000%	12/15/31	GBP	2,000	1,752
	Virgin Money UK plc	3.375%	4/24/26	GBP	7,658	8,713
	Virgin Money UK plc	4.000%	9/25/26	GBP	3,200	3,635
	Virgin Money UK plc	4.000%	9/3/27	GBP	2,728	3,003
	Virgin Money UK plc	5.125%	12/11/30	GBP	1,555	1,769
	Vodafone Group plc	1.875%	9/11/25	EUR	9,725	9,903
	Vodafone Group plc	1.125%	11/20/25	EUR	12,277	12,285
	Vodafone Group plc	5.625%	12/4/25	GBP	586	716
	Vodafone Group plc	2.200%	8/25/26	EUR	2,251	2,280
	Vodafone Group plc	1.500%	7/24/27	EUR	4,401	4,295
	Vodafone Group plc	4.200%	12/13/27	AUD	4,590	2,715
	Vodafone Group plc	1.875%	11/20/29	EUR	4,550	4,271
	Vodafone Group plc	1.625%	11/24/30	EUR	5,761	5,199
	Vodafone Group plc	1.600%	7/29/31	EUR	6,300	5,562
	Vodafone Group plc	5.900%	11/26/32	GBP	7,210	8,767
	Vodafone Group plc	2.875%	11/20/37	EUR	4,654	4,022
	Vodafone Group plc	2.500%	5/24/39	EUR	5,931	4,765
	Vodafone Group plc	3.375%	8/8/49	GBP	3,709	2,731
	Vodafone Group plc	3.000%	8/12/56	GBP	3,848	2,463
	Vodafone International Financing DAC	4.000%	2/10/43	EUR	1,500	1,403
	Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	2,457	2,929
	Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	777	648
	Wellcome Trust Finance plc	4.625%	7/25/36	GBP	4,716	5,368
	Wellcome Trust Ltd.	4.000%	5/9/59	GBP	1,093	1,040

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Wellcome Trust Ltd.	1.500%	7/14/71	GBP	1,000	417
	Wellcome Trust Ltd.	2.517%	2/7/18	GBP	2,141	1,201
	Wessex Water Services Finance plc	5.375%	3/10/28	GBP	316	370
	Wessex Water Services Finance plc	1.250%	1/12/36	GBP	1,786	1,206
	Western Power Distribution South Wales plc	1.625%	10/7/35	GBP	2,486	1,878
	Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	1,100	1,247
	Western Power Distribution South West plc	5.750%	3/23/40	GBP	850	963
	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/31	GBP	1,228	1,305
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	1,131	1,091
	WHG Treasury plc	4.250%	10/6/45	GBP	2,906	2,767
[1]	Wods Transmission plc	3.446%	8/24/34	GBP	71	77
	WPP Finance 2013	2.875%	9/14/46	GBP	1,393	909
	WPP Finance 2016	1.375%	3/20/25	EUR	6,908	7,001
	WPP Finance 2017	3.750%	5/19/32	GBP	2,067	2,050
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	3,769	3,353
	WPP Finance SA	2.250%	9/22/26	EUR	100	100
	WPP Finance SA	2.375%	5/19/27	EUR	5,947	5,922
	Wrekin Housing Group Ltd.	2.500%	10/22/48	GBP	1,000	655
	Yorkshire Building Society	0.625%	9/21/25	EUR	4,377	4,306
	Yorkshire Building Society	3.500%	4/21/26	GBP	597	683
	Yorkshire Building Society	0.010%	10/13/27	EUR	16,178	14,790
	Yorkshire Building Society	0.500%	7/1/28	EUR	6,981	6,136
	Yorkshire Building Society	3.375%	9/13/28	GBP	9,610	10,040
	Yorkshire Building Society	1.500%	9/15/29	GBP	2,786	2,650
	Yorkshire Housing Finance plc	4.125%	10/31/44	GBP	1,791	1,618
	Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	1,651	2,103
	Yorkshire Water Finance plc	3.625%	8/1/29	GBP	3,188	3,377
	Yorkshire Water Finance plc	6.375%	8/19/39	GBP	574	665
	Yorkshire Water Finance plc	2.750%	4/18/41	GBP	6,739	4,864
	Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	400	433
						2,239,718
United States (3.0%)
	3M Co.	1.500%	11/9/26	EUR	100	97
	3M Co.	1.750%	5/15/30	EUR	831	740
	Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	8,733	8,689
	Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	4,913	4,569
	AbbVie Inc.	0.750%	11/18/27	EUR	3,057	2,856
	AbbVie Inc.	2.625%	11/15/28	EUR	3,104	3,083
	AbbVie Inc.	2.125%	11/17/28	EUR	9,681	9,413
	AbbVie Inc.	2.125%	6/1/29	EUR	6,341	6,124
	AGCO International Holdings BV	0.800%	10/6/28	EUR	2,500	2,222
	Air Lease Corp.	2.625%	12/5/24	CAD	4,037	2,799
	Air Products and Chemicals Inc.	1.000%	2/12/25	EUR	1,607	1,643
	Air Products and Chemicals Inc.	0.500%	5/5/28	EUR	1,815	1,658
	Air Products and Chemicals Inc.	0.800%	5/5/32	EUR	1,647	1,334
	Air Products and Chemicals Inc.	4.000%	3/3/35	EUR	2,800	2,856
	Altria Group Inc.	1.700%	6/15/25	EUR	1,499	1,524
	Altria Group Inc.	2.200%	6/15/27	EUR	6,164	6,058
	Altria Group Inc.	3.125%	6/15/31	EUR	9,820	8,788
	American Honda Finance Corp.	0.750%	11/25/26	GBP	3,234	3,411
	American Honda Finance Corp.	3.750%	10/25/27	EUR	5,000	5,245
	American Honda Finance Corp.	0.300%	7/7/28	EUR	5,100	4,545
	American Honda Finance Corp.	5.600%	9/6/30	GBP	5,750	6,901
	American International Group Inc.	1.875%	6/21/27	EUR	2,592	2,520
	American Medical Systems Europe BV	0.750%	3/8/25	EUR	13,800	13,941
	American Medical Systems Europe BV	1.625%	3/8/31	EUR	12,500	11,217
	American Medical Systems Europe BV	1.875%	3/8/34	EUR	5,700	4,785
	American Tower Corp.	1.950%	5/22/26	EUR	9,811	9,777
	American Tower Corp.	0.450%	1/15/27	EUR	11,882	11,083
	American Tower Corp.	0.400%	2/15/27	EUR	1,857	1,725
	American Tower Corp.	0.500%	1/15/28	EUR	5,757	5,168
	American Tower Corp.	0.875%	5/21/29	EUR	7,765	6,680
	American Tower Corp.	0.950%	10/5/30	EUR	5,998	4,914
	American Tower Corp.	4.625%	5/16/31	EUR	3,000	3,109
	American Tower Corp.	1.250%	5/21/33	EUR	1,000	770
	Amgen Inc.	2.000%	2/25/26	EUR	1,274	1,292
	Amgen Inc.	5.500%	12/7/26	GBP	2,186	2,656

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Amgen Inc.	4.000%	9/13/29	GBP	7,231	8,093
Amphenol Technologies Holding GmbH	2.000%	10/8/28	EUR	2,000	1,944
Aon Global Ltd.	2.875%	5/14/26	EUR	1,635	1,672
Apple Inc.	0.875%	5/24/25	EUR	16,289	16,506
Apple Inc.	0.000%	11/15/25	EUR	4,420	4,353
Apple Inc.	3.600%	6/10/26	AUD	940	574
Apple Inc.	2.000%	9/17/27	EUR	3,496	3,510
Apple Inc.	1.375%	5/24/29	EUR	4,260	4,049
Apple Inc.	0.750%	2/25/30	CHF	2,700	2,813
Apple Inc.	0.500%	11/15/31	EUR	2,587	2,167
Apple Inc.	3.600%	7/31/42	GBP	1,564	1,484
Aptiv plc	1.500%	3/10/25	EUR	12,725	12,974
Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	7,640	7,672
AT&T Inc.	1.375%	12/4/24	CHF	130	142
AT&T Inc.	3.550%	11/18/25	EUR	7,400	7,766
AT&T Inc.	4.000%	11/25/25	CAD	5,233	3,643
AT&T Inc.	4.100%	1/19/26	AUD	250	154
AT&T Inc.	0.250%	3/4/26	EUR	1,276	1,238
AT&T Inc.	2.900%	12/4/26	GBP	1,344	1,497
AT&T Inc.	5.500%	3/15/27	GBP	750	898
AT&T Inc.	1.600%	5/19/28	EUR	1,000	949
AT&T Inc.	4.600%	9/19/28	AUD	5,060	3,017
AT&T Inc.	2.350%	9/5/29	EUR	6,931	6,627
AT&T Inc.	4.375%	9/14/29	GBP	2,300	2,567
AT&T Inc.	2.600%	12/17/29	EUR	1,850	1,787
AT&T Inc.	0.800%	3/4/30	EUR	1,906	1,634
AT&T Inc.	3.550%	12/17/32	EUR	6,896	6,788
AT&T Inc.	5.200%	11/18/33	GBP	1,528	1,704
AT&T Inc.	3.375%	3/15/34	EUR	1,364	1,289
AT&T Inc.	4.300%	11/18/34	EUR	6,950	7,105
AT&T Inc.	2.450%	3/15/35	EUR	2,501	2,124
AT&T Inc.	3.150%	9/4/36	EUR	11,534	10,183
AT&T Inc.	2.600%	5/19/38	EUR	7,899	6,349
AT&T Inc.	1.800%	9/14/39	EUR	1,000	694
AT&T Inc.	7.000%	4/30/40	GBP	4,850	6,062
AT&T Inc.	4.250%	6/1/43	GBP	7,514	6,741
AT&T Inc.	4.875%	6/1/44	GBP	1,376	1,336
AT&T Inc.	4.850%	5/25/47	CAD	5,613	3,205
AT&T Inc.	5.100%	11/25/48	CAD	2,850	1,679
Athene Global Funding	3.127%	3/10/25	CAD	2,000	1,378
Athene Global Funding	2.100%	9/24/25	CAD	1,372	912
Athene Global Funding	0.366%	9/10/26	EUR	1,786	1,663
Athene Global Funding	0.832%	1/8/27	EUR	2,000	1,866
Athene Global Funding	1.750%	11/24/27	GBP	4,981	5,011
Athene Global Funding	0.625%	1/12/28	EUR	3,713	3,289
Athene Global Funding	2.470%	6/9/28	CAD	2,356	1,427
Bank of America Corp.	2.300%	7/25/25	GBP	2,908	3,327
Bank of America Corp.	3.515%	3/24/26	CAD	1,471	1,025
Bank of America Corp.	0.808%	5/9/26	EUR	17,256	17,292
Bank of America Corp.	0.253%	6/12/26	CHF	2,700	2,848
Bank of America Corp.	1.949%	10/27/26	EUR	13,000	13,111
Bank of America Corp.	4.250%	12/10/26	GBP	2,196	2,550
Bank of America Corp.	1.776%	5/4/27	EUR	10,773	10,666
Bank of America Corp.	1.978%	9/15/27	CAD	4,404	2,845
Bank of America Corp.	3.615%	3/16/28	CAD	7,098	4,746
Bank of America Corp.	1.662%	4/25/28	EUR	1,100	1,063
Bank of America Corp.	0.583%	8/24/28	EUR	16,789	15,402
Bank of America Corp.	2.598%	4/4/29	CAD	2,499	1,573
Bank of America Corp.	1.667%	6/2/29	GBP	9,000	9,005
Bank of America Corp.	0.694%	3/22/31	EUR	24,233	20,148
Bank of America Corp.	3.584%	4/27/31	GBP	2,200	2,305
Bank of America Corp.	0.654%	10/26/31	EUR	27,125	21,963
Bank of America Corp.	1.102%	5/24/32	EUR	2,000	1,645
Baxter International Inc.	1.300%	5/30/25	EUR	7,068	7,134
Baxter International Inc.	1.300%	5/15/29	EUR	3,595	3,233
Becton Dickinson & Co	1.900%	12/15/26	EUR	5,833	5,797
Becton Dickinson & Co.	0.034%	8/13/25	EUR	2,623	2,586

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	13,956	13,768
Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	EUR	4,049	3,605
Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	EUR	11,100	11,381
Becton Dickinson Euro Finance Sarl	1.213%	2/12/36	EUR	3,000	2,174
Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	EUR	1,706	1,054
Berkshire Hathaway Finance Corp.	2.000%	3/18/34	EUR	6,200	5,327
Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	3,559	2,808
Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	1,725	1,082
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	7,574	7,332
Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	4,200	4,158
Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	2,690,000	16,888
Berkshire Hathaway Inc.	0.437%	4/15/31	JPY	500,000	3,026
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	4,408	3,508
Berkshire Hathaway Inc.	0.965%	9/13/39	JPY	500,000	2,805
Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	470,000	2,077
Berry Global Inc.	1.500%	1/15/27	EUR	2,786	2,643
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	502	482
Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	4,938	4,486
Blackstone Holdings Finance Co. LLC	3.500%	6/1/34	EUR	2,000	1,844
Blackstone Private Credit Fund	1.750%	11/30/26	EUR	5,000	4,567
Booking Holdings Inc.	0.100%	3/8/25	EUR	16,447	16,520
Booking Holdings Inc.	4.000%	11/15/26	EUR	5,900	6,283
Booking Holdings Inc.	1.800%	3/3/27	EUR	5,275	5,210
Booking Holdings Inc.	0.500%	3/8/28	EUR	14,094	12,924
Booking Holdings Inc.	3.625%	11/12/28	EUR	12,000	12,551
Booking Holdings Inc.	4.250%	5/15/29	EUR	2,000	2,145
Booking Holdings Inc.	4.500%	11/15/31	EUR	6,300	6,779
Booking Holdings Inc.	4.125%	5/12/33	EUR	10,400	10,775
Booking Holdings Inc.	4.750%	11/15/34	EUR	4,900	5,310
BorgWarner Inc.	1.000%	5/19/31	EUR	4,629	3,762
Boston Scientific Corp.	0.625%	12/1/27	EUR	2,434	2,261
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	835	845
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	1,906	1,591
Brown-Forman Corp.	1.200%	7/7/26	EUR	1,256	1,241
Brown-Forman Corp.	2.600%	7/7/28	GBP	4,607	5,000
Capital One Financial Corp.	1.650%	6/12/29	EUR	1,803	1,539
Cargill Inc.	3.875%	4/24/30	EUR	8,000	8,341
Celanese US Holdings LLC	4.777%	7/19/26	EUR	2,500	2,620
Celanese US Holdings LLC	2.125%	3/1/27	EUR	3,866	3,744
Celanese US Holdings LLC	0.625%	9/10/28	EUR	1,510	1,272
Celanese US Holdings LLC	5.337%	1/19/29	EUR	1,156	1,203
Chubb INA Holdings Inc.	0.300%	12/15/24	EUR	957	968
Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	4,535	4,316
Chubb INA Holdings Inc.	0.875%	12/15/29	EUR	7,188	6,265
Chubb INA Holdings Inc.	1.400%	6/15/31	EUR	2,366	2,031
Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	4,175	3,369
Citigroup Inc.	4.090%	6/9/25	CAD	1,599	1,115
Citigroup Inc.	2.400%	10/31/25	JPY	3,164,500	21,304
Citigroup Inc.	1.250%	7/6/26	EUR	5,400	5,411
Citigroup Inc.	1.500%	7/24/26	EUR	9,461	9,507
Citigroup Inc.	2.125%	9/10/26	EUR	2,637	2,645
Citigroup Inc.	1.750%	10/23/26	GBP	5,455	5,908
Citigroup Inc.	2.800%	6/25/27	JPY	199,400	1,379
Citigroup Inc.	0.500%	10/8/27	EUR	18,367	17,400
Citigroup Inc.	1.625%	3/21/28	EUR	3,000	2,861
Citigroup Inc.	1.250%	4/10/29	EUR	1,455	1,309
Citigroup Inc.	4.500%	3/3/31	GBP	502	531
Citigroup Inc.	6.800%	6/25/38	GBP	2,079	2,693
Citigroup Inc.	7.375%	9/1/39	GBP	262	357
CNH Industrial Capital Canada Ltd.	5.500%	8/11/26	CAD	2,700	1,938
Coca-Cola Co.	1.125%	3/9/27	EUR	6,412	6,229
Coca-Cola Co.	0.125%	3/9/29	EUR	2,911	2,562
Coca-Cola Co.	0.125%	3/15/29	EUR	4,600	4,042
Coca-Cola Co.	0.400%	5/6/30	EUR	8,770	7,535
Coca-Cola Co.	0.500%	3/9/33	EUR	10,629	8,333
Coca-Cola Co.	0.375%	3/15/33	EUR	8,413	6,508
Coca-Cola Co.	1.625%	3/9/35	EUR	2,750	2,283

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Coca-Cola Co.	0.950%	5/6/36	EUR	3,356	2,476
Coca-Cola Co.	0.800%	3/15/40	EUR	3,013	1,916
Coca-Cola Co.	1.000%	3/9/41	EUR	1,600	1,040
Colgate-Palmolive Co.	0.500%	3/6/26	EUR	4,957	4,881
Colgate-Palmolive Co.	0.300%	11/10/29	EUR	5,000	4,363
Colgate-Palmolive Co.	1.375%	3/6/34	EUR	1,274	1,079
Colgate-Palmolive Co.	0.875%	11/12/39	EUR	217	142
Comcast Corp.	0.000%	9/14/26	EUR	3,606	3,418
Comcast Corp.	1.500%	2/20/29	GBP	3,269	3,266
Comcast Corp.	0.250%	9/14/29	EUR	6,118	5,226
Comcast Corp.	5.500%	11/23/29	GBP	1,956	2,370
Comcast Corp.	0.750%	2/20/32	EUR	2,500	2,036
Comcast Corp.	1.875%	2/20/36	GBP	3,542	2,830
Comcast Corp.	1.250%	2/20/40	EUR	3,702	2,480
Corning Inc.	0.992%	8/10/27	JPY	870,000	5,498
CRH Finance DAC	1.375%	10/18/28	EUR	733	685
CRH Finance UK plc	4.125%	12/2/29	GBP	2,773	3,063
CRH Funding BV	1.625%	5/5/30	EUR	5,603	5,071
CRH SMW Finance DAC	1.250%	11/5/26	EUR	11,216	10,956
CRH SMW Finance DAC	4.000%	7/11/31	EUR	9,941	10,257
Danaher Corp.	2.500%	3/30/30	EUR	5,790	5,641
DH Europe Finance II Sarl	0.200%	3/18/26	EUR	7,504	7,279
DH Europe Finance II Sarl	0.450%	3/18/28	EUR	9,631	8,815
DH Europe Finance II Sarl	0.750%	9/18/31	EUR	10,985	9,125
DH Europe Finance II Sarl	1.350%	9/18/39	EUR	7,275	5,036
DH Europe Finance II Sarl	1.800%	9/18/49	EUR	1,108	692
Digital Dutch Finco BV	1.500%	3/15/30	EUR	5,000	4,224
Digital Dutch Finco BV	1.250%	2/1/31	EUR	6,684	5,353
Digital Euro Finco LLC	1.125%	4/9/28	EUR	9,633	8,620
Digital Intrepid Holding BV	0.625%	7/15/31	EUR	1,200	891
Digital Stout Holding LLC	3.300%	7/19/29	GBP	4,938	5,050
Digital Stout Holding LLC	3.750%	10/17/30	GBP	1,906	1,937
Discovery Communications LLC	1.900%	3/19/27	EUR	8,701	8,441
Dover Corp.	1.250%	11/9/26	EUR	10,890	10,653
Dover Corp.	0.750%	11/4/27	EUR	3,100	2,887
Dow Chemical Co.	0.500%	3/15/27	EUR	8,778	8,238
Dow Chemical Co.	1.125%	3/15/32	EUR	4,000	3,238
Duke Energy Corp.	3.100%	6/15/28	EUR	10,450	10,480
Duke Energy Corp.	3.850%	6/15/34	EUR	5,400	5,121
DXC Capital Funding DAC	0.450%	9/15/27	EUR	2,903	2,558
DXC Capital Funding DAC	0.950%	9/15/31	EUR	4,171	3,096
DXC Technology Co.	1.750%	1/15/26	EUR	7,863	7,767
Eastman Chemical Co.	1.875%	11/23/26	EUR	10,729	10,555
Eaton Capital Unlimited Co.	0.577%	3/8/30	EUR	1,600	1,361
Eaton Capital UnLtd Co	0.697%	5/14/25	EUR	8,062	8,104
Ecolab Inc.	1.000%	1/15/24	EUR	2,450	2,575
Eli Lilly & Co.	2.125%	6/3/30	EUR	3,956	3,815
Eli Lilly & Co.	0.500%	9/14/33	EUR	4,000	3,124
Eli Lilly & Co.	1.700%	11/1/49	EUR	3,098	1,988
Eli Lilly & Co.	1.375%	9/14/61	EUR	3,000	1,473
Emerson Electric Co.	1.250%	10/15/25	EUR	3,004	3,030
Emerson Electric Co.	2.000%	10/15/29	EUR	1,004	962
Equinix Inc.	0.250%	3/15/27	EUR	2,086	1,940
Euronet Worldwide Inc.	1.375%	5/22/26	EUR	3,144	2,999
Experian Europe DAC	1.560%	5/16/31	EUR	1,800	1,573
Experian Finance plc	1.375%	6/25/26	EUR	100	99
Experian Finance plc	3.250%	4/7/32	GBP	3,128	3,160
Exxon Mobil Corp.	0.142%	6/26/24	EUR	11,771	12,143
Exxon Mobil Corp.	0.835%	6/26/32	EUR	14,968	12,030
FedEx Corp.	1.625%	1/11/27	EUR	3,459	3,389
FedEx Corp.	1.300%	8/5/31	EUR	1,139	979
FedEx Corp.	0.950%	5/4/33	EUR	8,109	6,187
Fidelity National Information Services Inc.	0.625%	12/3/25	EUR	7,000	6,869
Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	13,291	12,704
Fidelity National Information Services Inc.	2.250%	12/3/29	GBP	1,080	1,062
Fidelity National Information Services Inc.	2.000%	5/21/30	EUR	1,986	1,802
Fidelity National Information Services Inc.	3.360%	5/21/31	GBP	2,858	2,894

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	714	562
Fiserv Inc.	2.250%	7/1/25	GBP	100	115
Fiserv Inc.	1.125%	7/1/27	EUR	2,008	1,905
Fiserv Inc.	1.625%	7/1/30	EUR	10,415	9,184
Fiserv Inc.	3.000%	7/1/31	GBP	4,100	4,045
Ford Credit Canada Co.	7.000%	2/10/26	CAD	2,125	1,543
Ford Credit Canada Co.	2.961%	9/16/26	CAD	2,745	1,799
Ford Motor Credit Co. LLC	4.535%	3/6/25	GBP	1,252	1,474
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	735	504
GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	4,959	5,867
General Electric Co.	0.875%	5/17/25	EUR	300	302
General Electric Co.	1.500%	5/17/29	EUR	4,771	4,436
General Electric Co.	4.125%	9/19/35	EUR	6,585	6,744
General Electric Co.	2.125%	5/17/37	EUR	3,706	2,972
General Electric Co.	4.875%	9/18/37	GBP	465	472
General Mills Inc.	0.450%	1/15/26	EUR	4,590	4,491
General Mills Inc.	1.500%	4/27/27	EUR	1,004	981
General Mills Inc.	3.907%	4/13/29	EUR	10,598	11,072
General Motors Financial Co. Inc.	1.000%	2/24/25	EUR	700	708
General Motors Financial Co. Inc.	2.350%	9/3/25	GBP	2,400	2,715
General Motors Financial Co. Inc.	0.850%	2/26/26	EUR	22,713	22,171
General Motors Financial Co. Inc.	0.650%	9/7/28	EUR	2,981	2,614
General Motors Financial of Canada Ltd.	1.700%	7/9/25	CAD	2,000	1,340
General Motors Financial of Canada Ltd.	1.750%	4/15/26	CAD	1,804	1,175
General Motors Financial of Canada Ltd.	3.150%	2/8/27	CAD	1,840	1,209
General Motors Financial of Canada Ltd.	5.200%	2/9/28	CAD	1,900	1,314
Global Payments Inc.	4.875%	3/17/31	EUR	11,380	11,706
Goldman Sachs Group Inc.	3.375%	3/27/25	EUR	2,439	2,553
Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	15,656	15,864
Goldman Sachs Group Inc.	7.125%	8/7/25	GBP	1,835	2,273
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	8,823	10,350
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	13,101	13,458
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	1,324	1,315
Goldman Sachs Group Inc.	2.599%	11/30/27	CAD	4,330	2,826
Goldman Sachs Group Inc.	1.500%	12/7/27	GBP	8,485	8,701
Goldman Sachs Group Inc.	0.250%	1/26/28	EUR	18,635	16,731
Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	3,462	3,359
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	297	377
Goldman Sachs Group Inc.	2.013%	2/28/29	CAD	4,799	2,946
Goldman Sachs Group Inc.	0.875%	5/9/29	EUR	700	611
Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	2,789	2,926
Goldman Sachs Group Inc.	3.625%	10/29/29	GBP	5,066	5,478
Goldman Sachs Group Inc.	1.875%	12/16/30	GBP	625	580
Goldman Sachs Group Inc.	0.750%	3/23/32	EUR	10,794	8,350
Goldman Sachs Group Inc.	1.000%	3/18/33	EUR	8,231	6,303
Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	737	863
Haleon Netherlands Capital BV	1.250%	3/29/26	EUR	4,500	4,460
Haleon Netherlands Capital BV	2.125%	3/29/34	EUR	3,200	2,734
Harley-Davidson Financial Services Inc.	5.125%	4/5/26	EUR	8,500	9,095
HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	883	572
Highland Holdings Sarl	0.318%	12/15/26	EUR	8,700	8,172
Highland Holdings Sarl	0.934%	12/15/31	EUR	4,000	3,227
Honeywell International Inc.	2.250%	2/22/28	EUR	14,318	14,203
Honeywell International Inc.	0.750%	3/10/32	EUR	1,550	1,255
Honeywell International Inc.	3.750%	5/17/32	EUR	8,800	8,935
Honeywell International Inc.	4.125%	11/2/34	EUR	2,508	2,571
Illinois Tool Works Inc.	0.250%	12/5/24	EUR	2,321	2,359
Illinois Tool Works Inc.	0.625%	12/5/27	EUR	2,883	2,701
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	12,280	11,751
Illinois Tool Works Inc.	1.000%	6/5/31	EUR	3,098	2,699
International Business Machines Corp.	0.875%	1/31/25	EUR	1,455	1,481
International Business Machines Corp.	0.950%	5/23/25	EUR	7,003	7,077
International Business Machines Corp.	2.875%	11/7/25	EUR	2,050	2,128
International Business Machines Corp.	1.250%	1/29/27	EUR	7,235	7,062
International Business Machines Corp.	0.300%	2/11/28	EUR	3,685	3,359
International Business Machines Corp.	1.750%	3/7/28	EUR	2,100	2,045
International Business Machines Corp.	1.500%	5/23/29	EUR	3,300	3,083

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	International Business Machines Corp.	0.875%	2/9/30	EUR	3,000	2,631
	International Business Machines Corp.	1.750%	1/31/31	EUR	4,642	4,201
	International Business Machines Corp.	3.625%	2/6/31	EUR	4,700	4,811
	International Business Machines Corp.	0.650%	2/11/32	EUR	1,000	803
	International Business Machines Corp.	1.250%	2/9/34	EUR	4,900	3,908
	International Business Machines Corp.	3.750%	2/6/35	EUR	5,000	5,009
	International Business Machines Corp.	1.200%	2/11/40	EUR	2,637	1,722
	International Business Machines Corp.	4.000%	2/6/43	EUR	2,584	2,474
	International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	4,898	4,801
	John Deere Cash Management Sarl	2.200%	4/2/32	EUR	4,913	4,559
	John Deere Cash Management Sarl	1.650%	6/13/39	EUR	2,457	1,814
	John Deere Financial Inc.	2.410%	1/14/25	CAD	2,000	1,391
	John Deere Financial Inc.	1.630%	4/9/26	CAD	2,000	1,323
	John Deere Financial Inc.	2.580%	10/16/26	CAD	931	622
	John Deere Financial Inc.	4.950%	6/14/27	CAD	2,100	1,502
	John Deere Financial Inc.	1.340%	9/8/27	CAD	3,870	2,412
	John Deere Financial Inc.	5.170%	9/15/28	CAD	4,264	3,054
	Johnson & Johnson	1.150%	11/20/28	EUR	642	610
	Johnson Controls International plc	1.375%	2/25/25	EUR	7,805	7,955
	Johnson Controls International plc	4.250%	5/23/35	EUR	11,020	11,193
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/27	EUR	2,448	2,247
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	3.000%	9/15/28	EUR	1,931	1,939
	JPMorgan Chase & Co.	3.000%	2/19/26	EUR	2,728	2,818
	JPMorgan Chase & Co.	0.991%	4/28/26	GBP	7,552	8,526
	JPMorgan Chase & Co.	3.500%	12/18/26	GBP	2,457	2,817
	JPMorgan Chase & Co.	1.090%	3/11/27	EUR	37,224	36,538
	JPMorgan Chase & Co.	0.389%	2/24/28	EUR	14,212	13,221
	JPMorgan Chase & Co.	1.896%	3/5/28	CAD	7,350	4,703
	JPMorgan Chase & Co.	1.638%	5/18/28	EUR	2,079	2,009
	JPMorgan Chase & Co.	1.963%	3/23/30	EUR	26,250	24,608
	JPMorgan Chase & Co.	1.001%	7/25/31	EUR	4,950	4,187
	JPMorgan Chase & Co.	1.047%	11/4/32	EUR	4,647	3,808
	JPMorgan Chase & Co.	1.895%	4/28/33	GBP	6,000	5,342
	Kellanova	0.500%	5/20/29	EUR	3,000	2,609
	Kellogg Co.	1.250%	3/10/25	EUR	2,501	2,551
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	3,489	3,437
	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	2,913	2,599
[3]	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	1,455	1,298
	Kraft Heinz Foods Co.	2.250%	5/25/28	EUR	6,000	5,911
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	6,818	6,964
	Linde Inc.	1.625%	12/1/25	EUR	10,074	10,191
	Linde plc	3.375%	6/12/29	EUR	7,500	7,754
	Linde plc	3.625%	6/12/34	EUR	3,000	3,021
	Linde plc	1.000%	9/30/51	EUR	8,300	4,128
	LYB International Finance II BV	0.875%	9/17/26	EUR	4,461	4,276
	ManpowerGroup Inc.	1.750%	6/22/26	EUR	100	100
	MassMutual Global Funding II	3.750%	1/19/30	EUR	3,500	3,592
	Mastercard Inc.	2.100%	12/1/27	EUR	3,975	3,983
	Mastercard Inc.	1.000%	2/22/29	EUR	10,500	9,646
	McDonald's Corp.	3.000%	3/8/24	AUD	5,820	3,667
	McDonald's Corp.	3.125%	3/4/25	CAD	6,899	4,820
	McDonald's Corp.	1.750%	5/3/28	EUR	1,200	1,164
	McDonald's Corp.	0.250%	10/4/28	EUR	10,700	9,473
	McDonald's Corp.	2.375%	5/31/29	EUR	3,000	2,922
	McDonald's Corp.	1.500%	11/28/29	EUR	7,700	7,061
	McDonald's Corp.	2.950%	3/15/34	GBP	6,200	5,847
	McDonald's Corp.	3.000%	5/31/34	EUR	4,900	4,604
	McDonald's Corp.	4.125%	6/11/54	GBP	600	526
	McKesson Corp.	1.500%	11/17/25	EUR	6,186	6,244
	McKesson Corp.	1.625%	10/30/26	EUR	5,003	4,971
	McKesson Corp.	3.125%	2/17/29	GBP	511	547
	Medtronic Global Holdings SCA	0.250%	7/2/25	EUR	1,409	1,401
	Medtronic Global Holdings SCA	0.000%	10/15/25	EUR	10,000	9,817
	Medtronic Global Holdings SCA	2.625%	10/15/25	EUR	763	787
	Medtronic Global Holdings SCA	1.125%	3/7/27	EUR	6,000	5,823
	Medtronic Global Holdings SCA	0.375%	10/15/28	EUR	6,904	6,202
	Medtronic Global Holdings SCA	3.000%	10/15/28	EUR	1,730	1,764

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	3,956	3,585
	Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	1,364	1,172
	Medtronic Global Holdings SCA	3.125%	10/15/31	EUR	960	955
	Medtronic Global Holdings SCA	0.750%	10/15/32	EUR	1,913	1,538
	Medtronic Global Holdings SCA	3.375%	10/15/34	EUR	1,547	1,523
	Medtronic Global Holdings SCA	2.250%	3/7/39	EUR	1,499	1,194
	Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	3,603	2,531
	Medtronic Global Holdings SCA	1.375%	10/15/40	EUR	12,866	8,587
	Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	7,504	4,558
	Medtronic Global Holdings SCA	1.625%	10/15/50	EUR	7,042	4,121
	Merck & Co. Inc.	0.500%	11/2/24	EUR	4,877	4,982
	Merck & Co. Inc.	1.875%	10/15/26	EUR	1,590	1,592
	Merck & Co. Inc.	2.500%	10/15/34	EUR	2,574	2,382
	Merck & Co. Inc.	1.375%	11/2/36	EUR	1,184	919
	MetLife Inc.	5.375%	12/9/24	GBP	4,363	5,258
	MetLife Inc.	0.769%	5/23/29	JPY	730,000	4,568
	Metropolitan Life Global Funding I	4.125%	9/2/25	GBP	3,000	3,549
	Metropolitan Life Global Funding I	5.180%	6/15/26	CAD	2,300	1,641
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	1,419	835
	Metropolitan Life Global Funding I	0.625%	12/8/27	GBP	4,529	4,539
	Metropolitan Life Global Funding I	1.950%	3/20/28	CAD	3,152	1,954
	Metropolitan Life Global Funding I	4.000%	4/5/28	EUR	6,000	6,340
	Metropolitan Life Global Funding I	2.450%	1/12/29	CAD	750	465
	Metropolitan Life Global Funding I	1.625%	9/21/29	GBP	5,000	4,865
	Metropolitan Life Global Funding I	5.000%	1/10/30	GBP	3,000	3,508
	Metropolitan Life Global Funding I	3.394%	4/9/30	CAD	3,372	2,128
	Metropolitan Life Global Funding I	3.750%	12/5/30	EUR	5,400	5,557
	Microsoft Corp.	3.125%	12/6/28	EUR	7,964	8,298
	Microsoft Corp.	2.625%	5/2/33	EUR	2,906	2,869
	Mohawk Capital Finance SA	1.750%	6/12/27	EUR	1,400	1,355
	Molson Coors International LP	3.440%	7/15/26	CAD	1,397	950
[3]	Mondelez International Holdings Netherlands BV	0.000%	9/22/26	EUR	4,688	4,455
[3]	Mondelez International Holdings Netherlands BV	0.250%	9/9/29	EUR	4,637	3,961
[3]	Mondelez International Holdings Netherlands BV	1.250%	9/9/41	EUR	1,410	897
	Mondelez International Inc.	3.250%	3/7/25	CAD	1,576	1,098
	Mondelez International Inc.	1.625%	3/8/27	EUR	5,854	5,746
	Mondelez International Inc.	0.250%	3/17/28	EUR	20,135	18,153
	Mondelez International Inc.	0.750%	3/17/33	EUR	700	545
	Mondelez International Inc.	2.375%	3/6/35	EUR	1,525	1,312
	Moody's Corp.	0.950%	2/25/30	EUR	6,108	5,329
	Morgan Stanley	2.103%	5/8/26	EUR	3,100	3,169
	Morgan Stanley	1.342%	10/23/26	EUR	6,592	6,576
	Morgan Stanley	1.375%	10/27/26	EUR	4,300	4,191
	Morgan Stanley	2.625%	3/9/27	GBP	4,243	4,677
	Morgan Stanley	1.875%	4/27/27	EUR	4,887	4,787
	Morgan Stanley	1.779%	8/4/27	CAD	3,891	2,517
	Morgan Stanley	0.406%	10/29/27	EUR	15,920	14,949
	Morgan Stanley	0.495%	10/26/29	EUR	15,981	13,866
	Morgan Stanley	0.497%	2/7/31	EUR	14,880	12,182
	Morgan Stanley	2.950%	5/7/32	EUR	6,100	5,706
	Morgan Stanley	5.789%	11/18/33	GBP	8,700	10,206
	Morgan Stanley	5.148%	1/25/34	EUR	14,000	15,081
	Mylan Inc.	2.125%	5/23/25	EUR	3,400	3,467
	Nasdaq Inc.	1.750%	3/28/29	EUR	4,688	4,384
	Nasdaq Inc.	0.875%	2/13/30	EUR	7,882	6,830
	Nasdaq Inc.	4.500%	2/15/32	EUR	4,509	4,743
	Nasdaq Inc.	0.900%	7/30/33	EUR	3,900	2,944
	National Grid North America Inc	1.054%	1/20/31	EUR	7,500	6,235
	National Grid North America Inc.	0.410%	1/20/26	EUR	5,000	4,878
	Nestle Finance International Ltd.	0.000%	11/12/24	EUR	12,485	12,717
	Nestle Finance International Ltd.	0.000%	6/14/26	EUR	9,000	8,728
	Nestle Finance International Ltd.	0.125%	11/12/27	EUR	6,000	5,591
	Nestle Finance International Ltd.	1.250%	11/2/29	EUR	1,464	1,367
	Nestle Finance International Ltd.	1.500%	4/1/30	EUR	4,876	4,541
	Nestle Finance International Ltd.	0.375%	5/12/32	EUR	4,000	3,255
	Nestle Finance International Ltd.	0.000%	3/3/33	EUR	8,545	6,442
	Nestle Finance International Ltd.	1.500%	3/29/35	EUR	3,500	2,913

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nestle Finance International Ltd.	1.750%	11/2/37	EUR	2,975	2,422
Nestle Finance International Ltd.	0.375%	12/3/40	EUR	3,413	2,050
Nestle Finance International Ltd.	0.875%	6/14/41	EUR	11,740	7,643
Nestle Holdings Inc.	0.875%	7/18/25	EUR	4,000	4,028
Nestle Holdings Inc.	2.125%	4/4/27	GBP	1,250	1,376
Nestle Holdings Inc.	2.192%	1/26/29	CAD	9,220	5,786
Nestle Holdings Inc.	2.500%	4/4/32	GBP	5,000	4,942
Nestle Holdings Inc.	1.375%	6/23/33	GBP	5,000	4,286
Nestle SA	1.875%	6/28/29	CHF	5,000	5,553
Nestle SA	2.000%	6/28/33	CHF	2,000	2,229
Nestle SA	2.500%	7/14/34	CHF	4,900	5,701
Nestle SA	2.125%	6/28/38	CHF	2,000	2,236
Netflix Inc.	4.625%	5/15/29	EUR	2,500	2,688
Netflix Inc.	3.875%	11/15/29	EUR	13,000	13,449
Netflix Inc.	3.625%	6/15/30	EUR	5,500	5,564
New York Life Global Funding	1.250%	12/17/26	GBP	1,276	1,366
New York Life Global Funding	0.250%	1/23/27	EUR	8,513	8,047
New York Life Global Funding	2.000%	4/17/28	CAD	5,207	3,250
New York Life Global Funding	0.750%	12/14/28	GBP	2,000	1,946
New York Life Global Funding	3.625%	1/9/30	EUR	7,000	7,216
NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	2,210	1,268
Omnicom Capital Holdings plc	2.250%	11/22/33	GBP	2,271	1,983
Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	6,896	6,492
Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	2,231	1,958
Oracle Corp.	3.125%	7/10/25	EUR	552	576
Parker-Hannifin Corp.	1.125%	3/1/25	EUR	6,545	6,653
PepsiCo Inc.	0.750%	3/18/27	EUR	1,004	966
PepsiCo Inc.	0.500%	5/6/28	EUR	5,826	5,373
PepsiCo Inc.	0.875%	7/18/28	EUR	1,725	1,613
PepsiCo Inc.	1.125%	3/18/31	EUR	957	847
PepsiCo Inc.	0.400%	10/9/32	EUR	6,172	4,876
PepsiCo Inc.	0.750%	10/14/33	EUR	3,455	2,740
PepsiCo Inc.	0.875%	10/16/39	EUR	4,868	3,203
PepsiCo Inc.	1.050%	10/9/50	EUR	3,093	1,703
Pfizer Inc.	1.000%	3/6/27	EUR	1,635	1,588
Pfizer Inc.	2.735%	6/15/43	GBP	5,207	4,080
Philip Morris International Inc.	0.625%	11/8/24	EUR	733	748
Philip Morris International Inc.	2.750%	3/19/25	EUR	1,100	1,143
Philip Morris International Inc.	2.875%	3/3/26	EUR	2,800	2,880
Philip Morris International Inc.	2.875%	5/14/29	EUR	1,228	1,202
Philip Morris International Inc.	0.800%	8/1/31	EUR	4,461	3,535
Philip Morris International Inc.	3.125%	6/3/33	EUR	452	410
Philip Morris International Inc.	2.000%	5/9/36	EUR	2,910	2,127
Philip Morris International Inc.	1.875%	11/6/37	EUR	1,237	841
Philip Morris International Inc.	1.450%	8/1/39	EUR	7,998	4,762
PPG Industries Inc.	1.875%	6/1/25	EUR	2,695	2,755
PPG Industries Inc.	0.875%	11/3/25	EUR	1,274	1,268
PPG Industries Inc.	1.400%	3/13/27	EUR	100	97
PPG Industries Inc.	2.750%	6/1/29	EUR	3,306	3,262
Procter & Gamble Co.	1.375%	5/3/25	GBP	4,823	5,544
Procter & Gamble Co.	3.250%	8/2/26	EUR	6,625	6,942
Procter & Gamble Co.	4.875%	5/11/27	EUR	5,000	5,520
Procter & Gamble Co.	1.200%	10/30/28	EUR	2,321	2,199
Procter & Gamble Co.	1.800%	5/3/29	GBP	6,198	6,425
Procter & Gamble Co.	1.250%	10/25/29	EUR	3,459	3,222
Procter & Gamble Co.	0.350%	5/5/30	EUR	10,000	8,636
Procter & Gamble Co.	3.250%	8/2/31	EUR	3,000	3,089
Procter & Gamble Co.	1.875%	10/30/38	EUR	1,184	964
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	6,272	5,734
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	2,771	2,486
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	5,579	5,185
Prologis Euro Finance LLC	1.000%	2/8/29	EUR	7,033	6,236
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	3,031	2,388
Prologis Euro Finance LLC	0.500%	2/16/32	EUR	4,603	3,470
Prologis Euro Finance LLC	4.625%	5/23/33	EUR	4,100	4,226
Prologis Euro Finance LLC	1.500%	2/8/34	EUR	2,100	1,620
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	1,590	1,109

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Prologis Euro Finance LLC	1.000%	2/16/41	EUR	3,470	1,938
Prologis Euro Finance LLC	4.250%	1/31/43	EUR	2,000	1,813
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	1,481	758
Prologis LP	3.000%	6/2/26	EUR	822	844
Prologis LP	2.250%	6/30/29	GBP	4,549	4,557
Prologis LP	5.250%	1/15/31	CAD	2,100	1,442
Public Storage Operating Co.	0.500%	9/9/30	EUR	4,259	3,430
Public Storage Operating Co.	0.875%	1/24/32	EUR	3,324	2,612
Realty Income Corp.	1.875%	1/14/27	GBP	1,176	1,255
Realty Income Corp.	1.125%	7/13/27	GBP	6,862	6,983
Realty Income Corp.	4.875%	7/6/30	EUR	1,769	1,852
Realty Income Corp.	1.625%	12/15/30	GBP	2,000	1,797
Realty Income Corp.	1.750%	7/13/33	GBP	1,257	1,022
Realty Income Corp.	5.125%	7/6/34	EUR	8,178	8,448
Realty Income Corp.	2.500%	1/14/42	GBP	1,254	881
Revvity Inc.	1.875%	7/19/26	EUR	2,277	2,254
Roche Finance Europe BV	0.875%	2/25/25	EUR	316	323
RTX Corp.	2.150%	5/18/30	EUR	4,684	4,232
Sanofi	1.000%	4/1/25	EUR	9,400	9,553
Sanofi	1.750%	9/10/26	EUR	3,600	3,605
Sanofi	0.500%	1/13/27	EUR	100	96
Sanofi	1.125%	4/5/28	EUR	5,200	4,956
Sanofi	0.875%	3/21/29	EUR	5,000	4,583
Sanofi	1.500%	4/1/30	EUR	13,400	12,409
Sanofi	1.875%	3/21/38	EUR	3,700	3,038
Schlumberger Finance BV	0.250%	10/15/27	EUR	6,913	6,352
Schlumberger Finance BV	0.500%	10/15/31	EUR	4,913	3,970
Schlumberger Finance BV	2.000%	5/6/32	EUR	2,981	2,687
Schlumberger Finance France SAS	1.000%	2/18/26	EUR	1,635	1,621
Schneider Electric SE	0.875%	3/11/25	EUR	1,700	1,733
Schneider Electric SE	1.375%	6/21/27	EUR	7,200	7,039
Schneider Electric SE	1.500%	1/15/28	EUR	5,400	5,245
Schneider Electric SE	0.250%	3/11/29	EUR	12,400	10,969
Schneider Electric SE	3.375%	4/13/34	EUR	5,000	4,978
Signify NV	2.375%	5/11/27	EUR	4,450	4,355
Simon International Finance SCA	1.125%	3/19/33	EUR	4,679	3,517
Southern Co.	1.875%	9/15/81	EUR	3,776	3,174
Southern Power Co.	1.850%	6/20/26	EUR	5,229	5,239
Stellantis NV	2.000%	3/20/25	EUR	1,800	1,854
Stellantis NV	3.875%	1/5/26	EUR	8,272	8,746
Stellantis NV	2.750%	5/15/26	EUR	3,400	3,492
Stellantis NV	4.500%	7/7/28	EUR	14,423	15,551
Stellantis NV	0.750%	1/18/29	EUR	3,000	2,667
Stellantis NV	1.125%	9/18/29	EUR	4,000	3,558
Stellantis NV	4.375%	3/14/30	EUR	5,000	5,292
Stellantis NV	2.750%	4/1/32	EUR	5,500	5,025
Stellantis NV	1.250%	6/20/33	EUR	7,052	5,451
Stryker Corp.	0.250%	12/3/24	EUR	1,815	1,841
Stryker Corp.	2.125%	11/30/27	EUR	6,957	6,878
Stryker Corp.	0.750%	3/1/29	EUR	4,900	4,390
Stryker Corp.	2.625%	11/30/30	EUR	5,048	4,880
Stryker Corp.	1.000%	12/3/31	EUR	5,365	4,477
Swiss Re Finance UK plc	2.714%	6/4/52	EUR	2,900	2,461
Sysco Canada Inc.	3.650%	4/25/25	CAD	1,256	878
Thermo Fisher Scientific Finance I BV	0.000%	11/18/25	EUR	4,327	4,232
Thermo Fisher Scientific Finance I BV	0.800%	10/18/30	EUR	10,536	9,040
Thermo Fisher Scientific Finance I BV	1.125%	10/18/33	EUR	13,231	10,643
Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	EUR	6,747	4,595
Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	EUR	7,000	4,258
Thermo Fisher Scientific Inc.	0.125%	3/1/25	EUR	3,188	3,202
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	2,908	2,990
Thermo Fisher Scientific Inc.	3.200%	1/21/26	EUR	3,800	3,965
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	12,425	12,462
Thermo Fisher Scientific Inc.	1.450%	3/16/27	EUR	3,500	3,434
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	1,455	1,438
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	1,899	1,746
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	552	522

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Thermo Fisher Scientific Inc.	1.950%	7/24/29	EUR	5,000	4,785
Thermo Fisher Scientific Inc.	0.875%	10/1/31	EUR	5,000	4,188
Thermo Fisher Scientific Inc.	3.650%	11/21/34	EUR	2,800	2,833
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	3,289	2,961
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	1,906	1,339
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	2,819	1,718
Time Warner Cable LLC	5.250%	7/15/42	GBP	2,863	2,696
Toyota Motor Credit Corp.	0.625%	11/21/24	EUR	100	102
Toyota Motor Credit Corp.	0.750%	11/19/26	GBP	4,376	4,606
Toyota Motor Credit Corp.	0.125%	11/5/27	EUR	11,552	10,557
Trillium Windpower LP	5.803%	2/15/33	CAD	268	191
Tyco Electronics Group SA	0.000%	2/14/25	EUR	3,144	3,156
Tyco Electronics Group SA	0.000%	2/16/29	EUR	2,756	2,399
United Parcel Service Inc.	0.375%	11/15/23	EUR	3,639	3,845
United Parcel Service Inc.	1.625%	11/15/25	EUR	5,870	5,954
United Parcel Service Inc.	1.500%	11/15/32	EUR	1,590	1,379
United Parcel Service Inc.	5.125%	2/12/50	GBP	500	563
Upjohn Finance BV	1.362%	6/23/27	EUR	6,910	6,518
Upjohn Finance BV	1.908%	6/23/32	EUR	5,210	4,215
Utah Acquisition Sub Inc.	2.250%	11/22/24	EUR	5,000	5,162
Utah Acquisition Sub Inc.	3.125%	11/22/28	EUR	4,833	4,716
Ventas Canada Finance Ltd.	2.450%	1/4/27	CAD	1,000	645
Ventas Canada Finance Ltd.	5.398%	4/21/28	CAD	2,800	1,955
Ventas Canada Finance Ltd.	3.300%	12/1/31	CAD	1,328	765
Verizon Communications Inc.	4.073%	6/18/24	GBP	1,455	1,750
Verizon Communications Inc.	4.050%	2/17/25	AUD	770	480
Verizon Communications Inc.	0.875%	4/2/25	EUR	2,412	2,444
Verizon Communications Inc.	3.250%	2/17/26	EUR	1,274	1,327
Verizon Communications Inc.	1.375%	10/27/26	EUR	16,059	15,808
Verizon Communications Inc.	0.875%	4/8/27	EUR	12,101	11,567
Verizon Communications Inc.	4.500%	8/17/27	AUD	7,000	4,248
Verizon Communications Inc.	2.375%	3/22/28	CAD	4,107	2,584
Verizon Communications Inc.	2.350%	3/23/28	AUD	600	326
Verizon Communications Inc.	1.375%	11/2/28	EUR	6,823	6,370
Verizon Communications Inc.	1.125%	11/3/28	GBP	9,303	9,062
Verizon Communications Inc.	0.375%	3/22/29	EUR	12,083	10,525
Verizon Communications Inc.	1.875%	10/26/29	EUR	951	890
Verizon Communications Inc.	1.250%	4/8/30	EUR	1,213	1,073
Verizon Communications Inc.	2.500%	5/16/30	CAD	2,727	1,616
Verizon Communications Inc.	1.875%	9/19/30	GBP	2,322	2,186
Verizon Communications Inc.	2.500%	4/8/31	GBP	466	449
Verizon Communications Inc.	2.625%	12/1/31	EUR	3,291	3,101
Verizon Communications Inc.	0.875%	3/19/32	EUR	7,276	5,866
Verizon Communications Inc.	0.750%	3/22/32	EUR	10,098	8,063
Verizon Communications Inc.	1.300%	5/18/33	EUR	2,229	1,795
Verizon Communications Inc.	4.750%	2/17/34	GBP	2,000	2,168
Verizon Communications Inc.	4.750%	10/31/34	EUR	11,167	12,025
Verizon Communications Inc.	1.125%	9/19/35	EUR	5,296	3,856
Verizon Communications Inc.	3.125%	11/2/35	GBP	2,029	1,827
Verizon Communications Inc.	3.375%	10/27/36	GBP	5,326	4,831
Verizon Communications Inc.	2.875%	1/15/38	EUR	4,785	4,131
Verizon Communications Inc.	1.875%	11/3/38	GBP	2,106	1,466
Verizon Communications Inc.	1.500%	9/19/39	EUR	2,345	1,590
Verizon Communications Inc.	3.500%	11/4/39	AUD	5,500	2,095
Verizon Communications Inc.	1.850%	5/18/40	EUR	1,696	1,206
Verizon Communications Inc.	3.625%	5/16/50	CAD	2,880	1,405
Verizon Communications Inc.	4.050%	3/22/51	CAD	1,148	603
VF Corp.	4.125%	3/7/26	EUR	1,500	1,552
VF Corp.	0.250%	2/25/28	EUR	777	666
VF Corp.	4.250%	3/7/29	EUR	3,000	3,018
Visa Inc.	1.500%	6/15/26	EUR	2,700	2,701
Visa Inc.	2.000%	6/15/29	EUR	8,500	8,189
Visa Inc.	2.375%	6/15/34	EUR	4,500	4,155
Wabtec Transportation Netherlands BV	1.250%	12/3/27	EUR	2,757	2,568
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	699	803
Walmart Inc.	2.550%	4/8/26	EUR	957	984
Walmart Inc.	4.875%	9/21/29	EUR	5,252	5,915

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Walmart Inc.	5.625%	3/27/34	GBP	7,245	8,937
Walmart Inc.	5.250%	9/28/35	GBP	488	580
Walt Disney Co.	3.057%	3/30/27	CAD	7,275	4,836
Waste Management of Canada Corp.	2.600%	9/23/26	CAD	1,897	1,266
Wells Fargo & Co.	3.874%	5/21/25	CAD	1,994	1,388
Wells Fargo & Co.	2.000%	7/28/25	GBP	13,365	15,146
Wells Fargo & Co.	2.000%	4/27/26	EUR	11,925	11,948
Wells Fargo & Co.	4.168%	4/28/26	CAD	5,400	3,784
Wells Fargo & Co.	2.568%	5/1/26	CAD	4,330	2,964
Wells Fargo & Co.	2.975%	5/19/26	CAD	4,948	3,328
Wells Fargo & Co.	1.375%	10/26/26	EUR	16,502	15,994
Wells Fargo & Co.	1.000%	2/2/27	EUR	11,763	11,146
Wells Fargo & Co.	2.493%	2/18/27	CAD	3,596	2,323
Wells Fargo & Co.	1.500%	5/24/27	EUR	9,725	9,301
Wells Fargo & Co.	3.473%	4/26/28	GBP	300	332
Wells Fargo & Co.	3.500%	9/12/29	GBP	2,155	2,272
Wells Fargo & Co.	1.741%	5/4/30	EUR	4,913	4,484
Wells Fargo & Co.	0.625%	8/14/30	EUR	3,610	2,949
Wells Fargo & Co.	4.625%	11/2/35	GBP	1,737	1,830
Welltower Inc.	4.800%	11/20/28	GBP	3,595	4,082
Welltower OP LLC	4.500%	12/1/34	GBP	2,366	2,347
Westlake Corp.	1.625%	7/17/29	EUR	3,100	2,716
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	5,229	5,093
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	1,725	1,626
WPC Eurobond BV	2.250%	4/9/26	EUR	2,050	2,046
WPC Eurobond BV	2.125%	4/15/27	EUR	8,339	8,050
WPC Eurobond BV	1.350%	4/15/28	EUR	4,461	4,003
WPC Eurobond BV	0.950%	6/1/30	EUR	1,024	818
					2,977,371
Total Corporate Bonds (Cost $25,169,935)					21,133,574
Sovereign Bonds (77.3%)
Australia (2.9%)
Australian Capital Territory	1.250%	5/22/25	AUD	370	223
Australian Capital Territory	2.500%	5/21/26	AUD	990	593
Australian Capital Territory	3.000%	4/18/28	AUD	110	64
Australian Capital Territory	2.250%	5/22/29	AUD	4,650	2,548
Australian Capital Territory	1.750%	5/17/30	AUD	390	200
Australian Capital Territory	1.750%	10/23/31	AUD	14,360	6,970
Australian Capital Territory	4.500%	10/23/34	AUD	5,000	2,859
Commonwealth of Australia	0.250%	11/21/24	AUD	187,412	113,663
Commonwealth of Australia	3.250%	4/21/25	AUD	142,687	88,815
Commonwealth of Australia	0.250%	11/21/25	AUD	150,115	87,356
Commonwealth of Australia	4.250%	4/21/26	AUD	175,212	110,567
Commonwealth of Australia	0.500%	9/21/26	AUD	175,603	99,589
Commonwealth of Australia	4.750%	4/21/27	AUD	185,559	118,726
Commonwealth of Australia	2.750%	11/21/27	AUD	139,680	82,859
Commonwealth of Australia	2.250%	5/21/28	AUD	131,607	75,627
Commonwealth of Australia	2.750%	11/21/28	AUD	123,332	71,757
Commonwealth of Australia	3.250%	4/21/29	AUD	134,969	79,880
Commonwealth of Australia	2.750%	11/21/29	AUD	115,415	65,729
Commonwealth of Australia	2.500%	5/21/30	AUD	150,425	83,430
Commonwealth of Australia	1.000%	12/21/30	AUD	160,581	78,695
Commonwealth of Australia	1.500%	6/21/31	AUD	154,052	76,938
Commonwealth of Australia	1.000%	11/21/31	AUD	213,185	100,438
Commonwealth of Australia	1.250%	5/21/32	AUD	166,458	78,787
Commonwealth of Australia	1.750%	11/21/32	AUD	128,599	62,662
Commonwealth of Australia	4.500%	4/21/33	AUD	194,730	119,178
Commonwealth of Australia	3.000%	11/21/33	AUD	39,170	20,973
Commonwealth of Australia	3.750%	5/21/34	AUD	96,000	54,699
Commonwealth of Australia	3.500%	12/21/34	AUD	60,000	33,143
Commonwealth of Australia	2.750%	6/21/35	AUD	56,718	28,744
Commonwealth of Australia	3.750%	4/21/37	AUD	63,531	34,889
Commonwealth of Australia	3.250%	6/21/39	AUD	43,137	21,569
Commonwealth of Australia	2.750%	5/21/41	AUD	55,669	24,992
Commonwealth of Australia	3.000%	3/21/47	AUD	57,016	24,729
Commonwealth of Australia	1.750%	6/21/51	AUD	102,351	31,227

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Commonwealth of Australia	4.750%	6/21/54	AUD	35,000	20,353
	National Housing Finance and Investment Corp.	2.380%	3/28/29	AUD	1,435	801
	National Housing Finance and Investment Corp.	1.520%	5/27/30	AUD	4,500	2,299
	National Housing Finance and Investment Corp.	1.410%	6/29/32	AUD	400	185
	National Housing Finance and Investment Corp.	2.335%	6/30/36	AUD	1,265	563
	New South Wales Treasury Corp.	1.250%	3/20/25	AUD	19,587	11,858
	New South Wales Treasury Corp.	4.000%	5/20/26	AUD	4,701	2,929
	New South Wales Treasury Corp.	3.000%	5/20/27	AUD	64,134	38,297
	New South Wales Treasury Corp.	3.000%	3/20/28	AUD	79,668	46,769
	New South Wales Treasury Corp.	3.000%	11/15/28	AUD	9,794	5,675
	New South Wales Treasury Corp.	3.000%	4/20/29	AUD	18,463	10,572
	New South Wales Treasury Corp.	3.000%	2/20/30	AUD	67,903	38,033
	New South Wales Treasury Corp.	1.250%	11/20/30	AUD	2,516	1,219
	New South Wales Treasury Corp.	2.000%	3/20/31	AUD	45,691	23,078
	New South Wales Treasury Corp.	1.500%	2/20/32	AUD	54,231	25,247
	New South Wales Treasury Corp.	2.500%	11/22/32	AUD	15,000	7,458
	New South Wales Treasury Corp.	2.000%	3/8/33	AUD	56,212	26,286
	New South Wales Treasury Corp.	1.750%	3/20/34	AUD	41,000	17,897
	New South Wales Treasury Corp.	3.500%	3/20/34	AUD	278	146
	New South Wales Treasury Corp.	4.750%	2/20/35	AUD	45,000	25,991
	New South Wales Treasury Corp.	4.250%	2/20/36	AUD	15,000	8,109
	New South Wales Treasury Corp.	3.500%	11/20/37	AUD	2,158	1,049
	New South Wales Treasury Corp.	2.250%	11/20/40	AUD	8,603	3,218
	New South Wales Treasury Corp.	2.250%	5/7/41	AUD	5,500	2,039
	New South Wales Treasury Corp.	2.450%	8/24/50	AUD	89	29
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	6,900	4,093
	Northern Territory Treasury Corp.	3.500%	4/21/28	AUD	1,100	658
	Northern Territory Treasury Corp.	2.000%	5/21/29	AUD	5,000	2,699
	Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	6,100	3,483
	Northern Territory Treasury Corp.	2.000%	4/21/31	AUD	7,600	3,811
	Northern Territory Treasury Corp.	3.750%	4/21/33	AUD	7,900	4,274
	Northern Territory Treasury Corp.	4.100%	11/21/42	AUD	500	236
[3]	Queensland Treasury Corp.	4.750%	7/21/25	AUD	24,243	15,387
[3]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	55,605	33,956
[3]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	33,503	19,761
[3]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	44,701	26,414
[3]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	32,949	19,024
[3]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	36,883	21,157
[3]	Queensland Treasury Corp.	1.250%	3/10/31	AUD	15,000	7,190
[3]	Queensland Treasury Corp.	1.750%	8/21/31	AUD	44,678	21,932
[3]	Queensland Treasury Corp.	1.500%	3/2/32	AUD	10,700	5,022
[3]	Queensland Treasury Corp.	1.500%	8/20/32	AUD	39,631	18,204
[3]	Queensland Treasury Corp.	4.500%	3/9/33	AUD	6,500	3,816
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	4,065	2,759
	Queensland Treasury Corp.	2.000%	8/22/33	AUD	25,000	11,565
[3]	Queensland Treasury Corp.	1.750%	7/20/34	AUD	20,875	9,079
[3]	Queensland Treasury Corp.	2.250%	4/16/40	AUD	7,346	2,817
[3]	Queensland Treasury Corp.	2.250%	11/20/41	AUD	7,248	2,671
[3]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	8,749	4,224
	South Australian Government Financing Authority	2.750%	4/16/25	AUD	5,388	3,324
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	4,040	2,451
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	613	364
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	6,545	3,829
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	37,989	20,819
	South Australian Government Financing Authority	1.750%	5/24/32	AUD	30,665	14,459
	South Australian Government Financing Authority	1.750%	5/24/34	AUD	15,000	6,476
	South Australian Government Financing Authority	2.000%	5/23/36	AUD	6,762	2,777
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	4,700	2,883
	Tasmanian Public Finance Corp.	3.250%	1/24/28	AUD	735	437
	Tasmanian Public Finance Corp.	2.000%	1/24/30	AUD	265	140
	Tasmanian Public Finance Corp.	2.250%	1/22/32	AUD	28,158	14,100
	Treasury Corp. of Victoria	5.500%	12/17/24	AUD	6,856	4,388
	Treasury Corp. of Victoria	0.500%	11/20/25	AUD	80,774	47,041
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	40,463	26,160
	Treasury Corp. of Victoria	1.250%	11/19/27	AUD	22,321	12,277
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	35,964	20,796
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	32,889	18,017

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Treasury Corp. of Victoria	1.500%	11/20/30	AUD	31,540	15,545
	Treasury Corp. of Victoria	1.500%	9/10/31	AUD	34,099	16,142
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	45,982	26,295
	Treasury Corp. of Victoria	2.250%	9/15/33	AUD	44,516	20,779
	Treasury Corp. of Victoria	2.250%	11/20/34	AUD	84,782	37,870
	Treasury Corp. of Victoria	2.000%	9/17/35	AUD	35,116	14,772
	Treasury Corp. of Victoria	4.750%	9/15/36	AUD	40,000	22,437
	Treasury Corp. of Victoria	2.000%	11/20/37	AUD	7,516	2,911
	Treasury Corp. of Victoria	2.250%	11/20/41	AUD	17,167	6,227
	Western Australian Treasury Corp.	5.000%	7/23/25	AUD	7,590	4,838
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	12,162	7,354
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	4,897	2,907
	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	24,607	14,550
	Western Australian Treasury Corp.	2.750%	7/24/29	AUD	22,991	12,949
	Western Australian Treasury Corp.	1.500%	10/22/30	AUD	1,400	698
	Western Australian Treasury Corp.	1.750%	10/22/31	AUD	40,131	19,600
	Western Australian Treasury Corp.	2.000%	10/24/34	AUD	7,629	3,411
	Western Australian Treasury Corp.	2.250%	7/23/41	AUD	1,006	379
						2,877,852
Austria (1.1%)
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	3.375%	9/22/25	EUR	954	1,006
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/29	EUR	4,461	3,942
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	1.500%	9/15/30	EUR	12,450	11,681
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.125%	6/2/31	EUR	6,150	5,090
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/11/32	EUR	100	100
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/33	EUR	2,192	2,177
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/16/35	EUR	2,750	1,956
	Erste Group Bank AG	2.500%	9/19/30	EUR	10,300	10,136
[2]	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	15,000	16,659
[2]	Oesterreichische Kontrollbank AG	3.200%	8/25/25	AUD	735	451
[2]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	2,457	2,360
[2]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	8,210	9,805
[3]	Republic of Austria	0.000%	4/20/25	EUR	192,131	193,365
[3]	Republic of Austria	2.000%	7/15/26	EUR	50,000	51,351
[3]	Republic of Austria	0.750%	10/20/26	EUR	79,642	78,689
[3]	Republic of Austria	0.500%	4/20/27	EUR	104,991	101,514
[3]	Republic of Austria	0.750%	2/20/28	EUR	37,190	35,656
[3]	Republic of Austria	0.000%	10/20/28	EUR	17,760	16,079
[3]	Republic of Austria	0.500%	2/20/29	EUR	49,540	45,589
[3]	Republic of Austria	0.000%	2/20/30	EUR	35,904	31,012
[3]	Republic of Austria	0.000%	2/20/31	EUR	71,491	59,335
[3]	Republic of Austria	0.900%	2/20/32	EUR	78,018	67,458
[3]	Republic of Austria	2.900%	2/20/33	EUR	88,779	89,562
[3]	Republic of Austria	2.400%	5/23/34	EUR	2,758	2,631
[3]	Republic of Austria	5.375%	12/1/34	CAD	798	595
[3]	Republic of Austria	0.250%	10/20/36	EUR	54,294	37,226
[3]	Republic of Austria	4.150%	3/15/37	EUR	63,732	70,515
[3]	Republic of Austria	0.000%	10/20/40	EUR	68,567	38,832
[3]	Republic of Austria	3.150%	6/20/44	EUR	24,502	23,592
[3]	Republic of Austria	1.500%	2/20/47	EUR	38,873	26,548
[3]	Republic of Austria	1.850%	5/23/49	EUR	17,899	12,934
[3]	Republic of Austria	0.750%	3/20/51	EUR	35,488	18,547
[3]	Republic of Austria	3.150%	10/20/53	EUR	20,000	18,625
[3]	Republic of Austria	3.800%	1/26/62	EUR	13,303	14,003
[3]	Republic of Austria	0.700%	4/20/71	EUR	21,170	7,990
[3]	Republic of Austria	1.500%	11/2/86	EUR	11,911	6,098
[3]	Republic of Austria	2.100%	9/20/17	EUR	15,380	9,680
[3]	Republic of Austria	0.850%	6/30/20	EUR	28,316	10,717
						1,133,506
Belgium (1.8%)
	Communaute Francaise de Belgique	0.625%	6/11/35	EUR	14,100	10,229
[3]	Kingdom of Belgium	0.800%	6/22/25	EUR	103,714	105,486
[3]	Kingdom of Belgium	4.500%	3/28/26	EUR	47,847	52,201
[3]	Kingdom of Belgium	1.000%	6/22/26	EUR	187,000	187,593
[3]	Kingdom of Belgium	0.800%	6/22/27	EUR	115,380	112,834
[3]	Kingdom of Belgium	0.000%	10/22/27	EUR	39,652	37,256

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Belgium	5.500%	3/28/28	EUR	47,352	55,187
[3]	Kingdom of Belgium	0.800%	6/22/28	EUR	55,498	53,149
[3]	Kingdom of Belgium	0.900%	6/22/29	EUR	74,719	70,202
[3]	Kingdom of Belgium	0.100%	6/22/30	EUR	49,856	43,135
[3]	Kingdom of Belgium	1.000%	6/22/31	EUR	34,229	30,664
[3]	Kingdom of Belgium	0.000%	10/22/31	EUR	69,188	56,309
	Kingdom of Belgium	4.000%	3/28/32	EUR	36,938	40,869
[3]	Kingdom of Belgium	0.350%	6/22/32	EUR	66,526	54,417
[3]	Kingdom of Belgium	1.250%	4/22/33	EUR	42,936	37,626
[3]	Kingdom of Belgium	3.000%	6/22/33	EUR	158,271	160,831
[3]	Kingdom of Belgium	3.000%	6/22/34	EUR	34,056	34,230
[3]	Kingdom of Belgium	5.000%	3/28/35	EUR	46,923	55,844
[3]	Kingdom of Belgium	1.450%	6/22/37	EUR	28,566	22,792
[3]	Kingdom of Belgium	1.900%	6/22/38	EUR	33,609	27,841
[3]	Kingdom of Belgium	2.750%	4/22/39	EUR	26,365	24,293
[3]	Kingdom of Belgium	0.400%	6/22/40	EUR	40,560	24,705
[3]	Kingdom of Belgium	4.250%	3/28/41	EUR	12,000	13,207
[3]	Kingdom of Belgium	3.450%	6/22/43	EUR	108,531	106,317
	Kingdom of Belgium	3.750%	6/22/45	EUR	44,522	45,252
[3]	Kingdom of Belgium	1.600%	6/22/47	EUR	45,980	30,750
[3,8]	Kingdom of Belgium	1.700%	6/22/50	EUR	62,154	40,556
[3,8]	Kingdom of Belgium	1.400%	6/22/53	EUR	43,441	25,057
[3]	Kingdom of Belgium	3.300%	6/22/54	EUR	31,200	28,207
[3]	Kingdom of Belgium	2.250%	6/22/57	EUR	22,607	16,084
[3]	Kingdom of Belgium	2.150%	6/22/66	EUR	42,130	28,375
[3]	Kingdom of Belgium	0.650%	6/22/71	EUR	21,294	7,656
	Ministeries Van de Vlaamse Gemeenschap	0.375%	10/13/26	EUR	2,500	2,420
	Ministeries Van de Vlaamse Gemeenschap	0.010%	6/23/27	EUR	4,300	4,035
	Ministeries Van de Vlaamse Gemeenschap	0.300%	10/20/31	EUR	12,000	9,788
	Ministeries Van de Vlaamse Gemeenschap	3.250%	4/5/33	EUR	12,700	12,870
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/36	EUR	5,200	3,853
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/38	EUR	1,500	1,131
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/42	EUR	1,700	1,267
	Ministeries Van de Vlaamse Gemeenschap	4.000%	9/26/42	EUR	19,800	20,149
	Ministeries Van de Vlaamse Gemeenschap	3.250%	1/12/43	EUR	14,000	12,862
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/44	EUR	3,200	2,122
	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/51	EUR	8,100	4,113
	Region Wallonne Belgium	0.050%	6/22/25	EUR	4,400	4,392
	Region Wallonne Belgium	0.250%	5/3/26	EUR	18,800	18,356
	Region Wallonne Belgium	0.500%	4/8/30	EUR	6,400	5,570
	Region Wallonne Belgium	0.375%	10/22/31	EUR	2,800	2,284
	Region Wallonne Belgium	1.250%	5/3/34	EUR	13,400	10,884
	Region Wallonne Belgium	0.500%	6/22/37	EUR	7,000	4,617
	Region Wallonne Belgium	1.050%	6/22/40	EUR	3,000	1,949
	Region Wallonne Belgium	3.500%	3/15/43	EUR	7,000	6,546
	Region Wallonne Belgium	0.650%	1/16/51	EUR	4,500	1,931
	Region Wallonne Belgium	1.250%	6/22/71	EUR	2,800	1,250
						1,771,543
Bulgaria (0.0%)
	Republic of Bulgaria	2.625%	3/26/27	EUR	1,455	1,481
	Republic of Bulgaria	3.000%	3/21/28	EUR	12,184	12,378
	Republic of Bulgaria	4.125%	9/23/29	EUR	3,200	3,315
	Republic of Bulgaria	0.375%	9/23/30	EUR	2,685	2,139
[3]	Republic of Bulgaria	4.500%	1/27/33	EUR	4,500	4,582
	Republic of Bulgaria	4.500%	1/27/33	EUR	5,790	5,896
	Republic of Bulgaria	4.625%	9/23/34	EUR	7,600	7,731
	Republic of Bulgaria	3.125%	3/26/35	EUR	4,457	3,958
	Republic of Bulgaria	1.375%	9/23/50	EUR	3,413	1,820
						43,300
Canada (4.7%)
	British Columbia Municipal Finance Authority	1.100%	6/1/25	CAD	2,939	1,995
	British Columbia Municipal Finance Authority	2.650%	10/2/25	CAD	5,863	4,054
	British Columbia Municipal Finance Authority	2.500%	4/19/26	CAD	2,255	1,539
	British Columbia Municipal Finance Authority	1.350%	6/30/26	CAD	1,253	825
	British Columbia Municipal Finance Authority	3.050%	10/23/28	CAD	3,732	2,519
	British Columbia Municipal Finance Authority	2.550%	10/9/29	CAD	1,686	1,085

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	British Columbia Municipal Finance Authority	2.300%	4/15/31	CAD	2,129	1,300
	Canada	3.000%	11/1/24	CAD	10,545	7,456
	Canada	3.750%	2/1/25	CAD	62,810	44,636
	Canada	1.250%	3/1/25	CAD	37,265	25,636
	Canada	1.500%	4/1/25	CAD	98,772	67,970
	Canada	3.750%	5/1/25	CAD	159,110	112,945
	Canada	2.250%	6/1/25	CAD	2,620	1,818
	Canada	9.000%	6/1/25	CAD	5,877	4,509
	Canada	3.500%	8/1/25	CAD	153,420	108,353
	Canada	0.500%	9/1/25	CAD	80,560	53,880
	Canada	3.000%	10/1/25	CAD	50,400	35,246
	Canada	4.500%	11/1/25	CAD	29,080	20,915
	Canada	0.250%	3/1/26	CAD	43,806	28,645
	Canada	3.000%	4/1/26	CAD	35,700	24,866
	Canada	1.000%	9/1/26	CAD	78,887	51,811
	Canada	1.250%	3/1/27	CAD	110,056	71,918
	Canada	8.000%	6/1/27	CAD	2,497	2,026
	Canada	2.750%	9/1/27	CAD	85,988	58,788
	Canada	3.500%	3/1/28	CAD	78,542	55,147
	Canada	2.000%	6/1/28	CAD	32,302	21,299
	Canada	3.250%	9/1/28	CAD	77,295	53,636
	Canada	4.000%	3/1/29	CAD	37,200	26,715
	Canada	5.750%	6/1/29	CAD	18,276	14,295
	Canada	2.250%	12/1/29	CAD	27,982	18,272
	Canada	1.250%	6/1/30	CAD	94,491	57,161
	Canada	0.500%	12/1/30	CAD	87,721	49,491
	Canada	1.500%	6/1/31	CAD	125,444	75,234
	Canada	1.500%	12/1/31	CAD	114,205	67,752
	Canada	2.000%	6/1/32	CAD	103,622	63,461
	Canada	2.500%	12/1/32	CAD	84,440	53,601
	Canada	2.750%	6/1/33	CAD	96,155	62,120
	Canada	5.750%	6/1/33	CAD	35,982	29,273
	Canada	3.250%	12/1/33	CAD	65,070	43,821
	Canada	5.000%	6/1/37	CAD	69,450	54,738
	Canada	4.000%	6/1/41	CAD	47,301	34,020
	Canada	3.500%	12/1/45	CAD	23,900	16,092
[8]	Canada	2.750%	12/1/48	CAD	26,914	15,870
[8]	Canada	2.000%	12/1/51	CAD	136,825	67,112
	Canada	1.750%	12/1/53	CAD	123,174	55,771
	Canada	2.750%	12/1/55	CAD	57,100	32,685
	Canada	2.750%	12/1/64	CAD	37,930	21,197
[3]	Canada Housing Trust No. 1	1.800%	12/15/24	CAD	36,235	25,219
[3]	Canada Housing Trust No. 1	2.550%	3/15/25	CAD	25,785	17,985
[3]	Canada Housing Trust No. 1	0.950%	6/15/25	CAD	41,045	27,798
[3]	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	66,280	44,943
[3]	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	10,645	7,264
[3]	Canada Housing Trust No. 1	1.250%	6/15/26	CAD	45,845	30,303
[3]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	23,515	15,684
[3]	Canada Housing Trust No. 1	1.100%	12/15/26	CAD	21,135	13,666
[3]	Canada Housing Trust No. 1	1.550%	12/15/26	CAD	14,155	9,284
[3]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	35,285	23,535
[3]	Canada Housing Trust No. 1	3.800%	6/15/27	CAD	20,450	14,347
[3]	Canada Housing Trust No. 1	3.600%	12/15/27	CAD	33,600	23,356
[3]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	10,250	6,751
[3]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	46,150	30,785
[3]	Canada Housing Trust No. 1	3.100%	6/15/28	CAD	28,100	19,183
[3]	Canada Housing Trust No. 1	3.950%	6/15/28	CAD	20,800	14,726
[3]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	31,080	20,645
[3]	Canada Housing Trust No. 1	4.250%	12/15/28	CAD	20,000	14,304
[3]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	18,540	11,820
[3]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	49,005	29,890
[3]	Canada Housing Trust No. 1	1.100%	3/15/31	CAD	21,815	12,387
[3]	Canada Housing Trust No. 1	1.400%	3/15/31	CAD	16,490	9,586
[3]	Canada Housing Trust No. 1	1.900%	3/15/31	CAD	12,190	7,358
[3]	Canada Housing Trust No. 1	1.600%	12/15/31	CAD	17,470	10,108
[3]	Canada Housing Trust No. 1	2.150%	12/15/31	CAD	16,690	10,103
[3]	Canada Housing Trust No. 1	2.450%	12/15/31	CAD	13,955	8,650

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Canada Housing Trust No. 1	3.550%	9/15/32	CAD	41,430	27,660
[3]	Canada Housing Trust No. 1	3.650%	6/15/33	CAD	38,200	25,546
[3]	Canada Housing Trust No. 1	4.150%	6/15/33	CAD	22,825	15,897
	Canada Post Corp.	4.080%	7/16/25	CAD	4,363	3,090
	Canada Post Corp.	4.360%	7/16/40	CAD	1,789	1,211
	CDP Financial Inc.	1.125%	4/6/27	EUR	33,400	32,619
	City of Montreal	3.000%	9/1/25	CAD	3,428	2,385
	City of Montreal	2.750%	9/1/26	CAD	2,700	1,841
	City of Montreal	3.000%	9/1/27	CAD	2,450	1,662
	City of Montreal	3.150%	9/1/28	CAD	2,795	1,880
	City of Montreal	2.300%	9/1/29	CAD	2,131	1,340
	City of Montreal	1.750%	9/1/30	CAD	3,449	2,044
	City of Montreal	2.000%	9/1/31	CAD	5,458	3,187
	City of Montreal	4.250%	12/1/32	CAD	2,154	1,469
	City of Montreal	4.250%	9/1/33	CAD	1,200	812
	City of Montreal	4.100%	12/1/34	CAD	1,566	1,034
	City of Montreal	3.150%	12/1/36	CAD	2,931	1,705
	City of Montreal	3.500%	12/1/38	CAD	4,239	2,498
	City of Montreal	2.400%	12/1/41	CAD	2,924	1,409
	City of Montreal	4.700%	12/1/41	CAD	2,354	1,591
	City of Montreal	6.000%	6/1/43	CAD	1,987	1,570
	City of Montreal	4.400%	12/1/43	CAD	1,100	713
	CPPIB Capital Inc.	4.400%	1/16/26	AUD	20,000	12,506
	CPPIB Capital Inc.	0.250%	4/6/27	EUR	2,700	2,566
	CPPIB Capital Inc.	4.450%	9/1/27	AUD	6,000	3,704
	CPPIB Capital Inc.	1.250%	12/7/27	GBP	5,250	5,503
	CPPIB Capital Inc.	3.250%	3/8/28	CAD	12,100	8,287
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	10,697	7,250
	CPPIB Capital Inc.	0.875%	2/6/29	EUR	9,133	8,466
	CPPIB Capital Inc.	1.950%	9/30/29	CAD	7,192	4,479
	CPPIB Capital Inc.	1.125%	12/14/29	GBP	8,000	7,774
	CPPIB Capital Inc.	0.050%	2/24/31	EUR	5,250	4,302
	CPPIB Capital Inc.	3.950%	6/2/32	CAD	13,200	8,935
	CPPIB Capital Inc.	0.750%	2/2/37	EUR	12,500	8,888
	CPPIB Capital Inc.	0.250%	1/18/41	EUR	3,288	1,860
	CPPIB Capital Inc.	0.750%	7/15/49	EUR	2,327	1,220
	CPPIB Capital Inc.	1.625%	10/22/71	GBP	3,250	1,424
	Export Development Canada	2.875%	1/19/28	EUR	30,000	31,296
	Financement-Quebec	5.250%	6/1/34	CAD	6,253	4,644
	First Nations Finance Authority	3.050%	6/1/28	CAD	507	342
	First Nations Finance Authority	1.710%	6/16/30	CAD	1,639	978
	First Nations Finance Authority	2.850%	6/1/32	CAD	3,845	2,363
	Government of the Northwest Territories	2.200%	9/29/51	CAD	491	201
	Greater Sudbury Canada	2.416%	3/12/50	CAD	827	356
	Hydro-Quebec	2.000%	9/1/28	CAD	8,727	5,618
	Hydro-Quebec	3.400%	9/1/29	CAD	5,500	3,723
	Hydro-Quebec	6.000%	8/15/31	CAD	4,550	3,540
	Hydro-Quebec	6.500%	1/16/35	CAD	2,035	1,653
	Hydro-Quebec	6.500%	2/15/35	CAD	18,308	14,967
	Hydro-Quebec	6.000%	2/15/40	CAD	15,732	12,576
	Hydro-Quebec	5.000%	2/15/45	CAD	20,795	14,998
	Hydro-Quebec	5.000%	2/15/50	CAD	29,576	21,671
	Hydro-Quebec	4.000%	2/15/55	CAD	29,307	18,350
	Hydro-Quebec	2.100%	2/15/60	CAD	31,187	12,173
	Hydro-Quebec	4.000%	2/15/63	CAD	17,043	10,569
[3]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	4,412	2,931
[3]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	3,311	2,059
[3]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	3,339	2,048
	Maritime Link Financing Trust	3.500%	12/1/52	CAD	4,802	3,035
	Municipal Finance Authority of British Columbia	4.950%	12/1/27	CAD	2,700	1,975
	Municipal Finance Authority of British Columbia	3.300%	4/8/32	CAD	4,226	2,720
	Municipal Finance Authority of British Columbia	2.500%	9/27/41	CAD	1,153	571
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	2,692	1,851
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	2,150	1,386
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	5,482	3,370
	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.382%	6/1/57	CAD	2,140	1,195
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	142	105

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	981	782
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,771	989
	OMERS Finance Trust	0.450%	5/13/25	EUR	6,592	6,625
	OMERS Finance Trust	1.550%	4/21/27	CAD	3,003	1,944
	OMERS Finance Trust	2.600%	5/14/29	CAD	5,105	3,300
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	6,872	5,371
	Ontario Electricity Financial Corp.	0.000%	4/11/31	CAD	1,600	812
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	878	597
	Ontario School Boards Financing Corp.	5.483%	11/26/29	CAD	16	12
	Ontario Teachers Finance Trust	0.500%	5/6/25	EUR	30,512	30,677
	Ontario Teachers Finance Trust	0.100%	5/19/28	EUR	6,900	6,233
[3]	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	4,300	3,886
	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	12,250	11,070
	Ontario Teachers Finance Trust	0.900%	5/20/41	EUR	8,330	5,297
	Ontario Teachers' Finance Trust	4.150%	11/1/29	CAD	4,000	2,797
	OPB Finance Trust	2.950%	2/2/26	CAD	14,201	9,739
	OPB Finance Trust	2.980%	1/25/27	CAD	2,442	1,655
	Ottawa Ontario	4.600%	7/14/42	CAD	931	615
	Ottawa Ontario	3.250%	11/10/47	CAD	1,173	621
	Ottawa Ontario	3.100%	7/27/48	CAD	2,341	1,197
	Ottawa Ontario	2.500%	5/11/51	CAD	2,620	1,156
	Ottawa Ontario	4.100%	12/6/52	CAD	1,384	847
	Ottawa Ontario	4.200%	7/30/53	CAD	1,648	1,022
	Province of Alberta	0.625%	4/18/25	EUR	5,183	5,247
	Province of Alberta	2.350%	6/1/25	CAD	15,183	10,519
	Province of Alberta	0.625%	1/16/26	EUR	2,501	2,489
	Province of Alberta	2.200%	6/1/26	CAD	15,094	10,212
	Province of Alberta	3.100%	12/14/26	AUD	1,148	683
	Province of Alberta	2.550%	6/1/27	CAD	23,104	15,560
	Province of Alberta	3.600%	4/11/28	AUD	110	64
	Province of Alberta	2.900%	12/1/28	CAD	12,079	8,092
	Province of Alberta	0.375%	2/7/29	CHF	10,000	10,382
	Province of Alberta	1.403%	2/20/29	SEK	106,000	8,369
	Province of Alberta	2.900%	9/20/29	CAD	7,122	4,703
	Province of Alberta	2.050%	6/1/30	CAD	35,396	21,817
	Province of Alberta	1.650%	6/1/31	CAD	17,391	10,100
	Province of Alberta	3.500%	6/1/31	CAD	4,554	3,023
	Province of Alberta	4.150%	6/1/33	CAD	5,710	3,897
	Province of Alberta	3.900%	12/1/33	CAD	7,402	4,957
	Province of Alberta	4.500%	12/1/40	CAD	2,450	1,653
	Province of Alberta	3.450%	12/1/43	CAD	10,342	5,980
	Province of Alberta	3.300%	12/1/46	CAD	23,716	13,121
	Province of Alberta	3.050%	12/1/48	CAD	28,475	14,975
	Province of Alberta	3.100%	6/1/50	CAD	36,726	19,337
	Province of Alberta	2.950%	6/1/52	CAD	16,771	8,519
	Province of British Columbia	4.250%	11/27/24	AUD	1,730	1,091
	Province of British Columbia	2.850%	6/18/25	CAD	18,576	12,962
	Province of British Columbia	2.300%	6/18/26	CAD	9,486	6,434
	Province of British Columbia	2.550%	6/18/27	CAD	14,234	9,573
	Province of British Columbia	2.950%	12/18/28	CAD	11,974	8,036
	Province of British Columbia	5.700%	6/18/29	CAD	6,649	5,058
	Province of British Columbia	2.200%	6/18/30	CAD	19,775	12,295
	Province of British Columbia	1.550%	6/18/31	CAD	14,285	8,221
	Province of British Columbia	6.350%	6/18/31	CAD	7,346	5,842
	Province of British Columbia	3.200%	6/18/32	CAD	8,695	5,565
	Province of British Columbia	3.550%	6/18/33	CAD	13,400	8,721
	Province of British Columbia	5.400%	6/18/35	CAD	3,000	2,250
	Province of British Columbia	4.700%	6/18/37	CAD	3,409	2,385
	Province of British Columbia	4.950%	6/18/40	CAD	9,873	7,046
	Province of British Columbia	4.300%	6/18/42	CAD	18,568	12,213
	Province of British Columbia	3.200%	6/18/44	CAD	17,315	9,623
	Province of British Columbia	2.800%	6/18/48	CAD	21,063	10,568
	Province of British Columbia	4.900%	6/18/48	CAD	1,471	1,040
	Province of British Columbia	2.950%	6/18/50	CAD	28,010	14,420
	Province of British Columbia	2.750%	6/18/52	CAD	22,419	10,936
	Province of British Columbia	4.250%	12/18/53	CAD	8,208	5,373
	Province of Manitoba	4.250%	3/3/25	AUD	491	308

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Manitoba	2.450%	6/2/25	CAD	11,435	7,932
Province of Manitoba	4.400%	9/5/25	CAD	3,471	2,483
Province of Manitoba	2.550%	6/2/26	CAD	9,304	6,353
Province of Manitoba	2.600%	6/2/27	CAD	7,584	5,109
Province of Manitoba	3.000%	6/2/28	CAD	6,318	4,285
Province of Manitoba	2.750%	6/2/29	CAD	4,669	3,070
Province of Manitoba	3.250%	9/5/29	CAD	2,213	1,483
Province of Manitoba	2.050%	6/2/30	CAD	9,482	5,833
Province of Manitoba	6.300%	3/5/31	CAD	469	370
Province of Manitoba	2.050%	6/2/31	CAD	10,481	6,260
Province of Manitoba	3.900%	12/2/32	CAD	6,000	4,018
Province of Manitoba	3.800%	6/2/33	CAD	4,000	2,652
Province of Manitoba	5.700%	3/5/37	CAD	3,171	2,421
Province of Manitoba	4.600%	3/5/38	CAD	2,780	1,907
Province of Manitoba	4.650%	3/5/40	CAD	1,960	1,342
Province of Manitoba	4.100%	3/5/41	CAD	3,250	2,058
Province of Manitoba	4.400%	3/5/42	CAD	3,184	2,093
Province of Manitoba	3.350%	3/5/43	CAD	2,081	1,171
Province of Manitoba	4.050%	9/5/45	CAD	6,326	3,923
Province of Manitoba	2.850%	9/5/46	CAD	8,155	4,098
Province of Manitoba	3.400%	9/5/48	CAD	9,070	5,026
Province of Manitoba	3.200%	3/5/50	CAD	13,225	6,993
Province of Manitoba	4.700%	3/5/50	CAD	2,090	1,428
Province of Manitoba	2.050%	9/5/52	CAD	8,409	3,357
Province of Manitoba	3.150%	9/5/52	CAD	3,936	2,043
Province of Manitoba	3.800%	9/5/53	CAD	6,189	3,673
Province of New Brunswick	1.800%	8/14/25	CAD	5,400	3,690
Province of New Brunswick	2.600%	8/14/26	CAD	4,898	3,338
Province of New Brunswick	2.350%	8/14/27	CAD	4,770	3,172
Province of New Brunswick	3.100%	8/14/28	CAD	4,044	2,726
Province of New Brunswick	5.650%	12/27/28	CAD	2,800	2,117
Province of New Brunswick	2.550%	8/14/31	CAD	6,250	3,855
Province of New Brunswick	3.950%	8/14/32	CAD	3,300	2,225
Province of New Brunswick	4.450%	8/14/33	CAD	1,200	837
Province of New Brunswick	5.500%	1/27/34	CAD	1,960	1,483
Province of New Brunswick	4.550%	3/26/37	CAD	3,428	2,385
Province of New Brunswick	4.800%	9/26/39	CAD	1,186	826
Province of New Brunswick	4.800%	6/3/41	CAD	3,765	2,612
Province of New Brunswick	3.550%	6/3/43	CAD	4,641	2,701
Province of New Brunswick	3.800%	8/14/45	CAD	5,713	3,433
Province of New Brunswick	3.100%	8/14/48	CAD	8,071	4,216
Province of New Brunswick	3.050%	8/14/50	CAD	8,688	4,477
Province of New Brunswick	2.900%	8/14/52	CAD	2,419	1,201
Province of New Brunswick	3.550%	6/3/55	CAD	1,350	756
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	4,150	2,869
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	4,898	3,376
Province of Newfoundland and Labrador	1.250%	6/2/27	CAD	1,700	1,088
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	491	375
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	7,346	4,929
Province of Newfoundland and Labrador	2.850%	6/2/29	CAD	10,107	6,636
Province of Newfoundland and Labrador	1.750%	6/2/30	CAD	7,215	4,328
Province of Newfoundland and Labrador	2.050%	6/2/31	CAD	5,331	3,153
Province of Newfoundland and Labrador	4.150%	6/2/33	CAD	3,400	2,291
Province of Newfoundland and Labrador	5.700%	10/17/35	CAD	491	368
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,550	1,699
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	9,147	4,830
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	5,940	3,358
Province of Newfoundland and Labrador	2.650%	10/17/50	CAD	9,380	4,271
Province of Newfoundland and Labrador	3.150%	12/2/52	CAD	3,729	1,871
Province of Nova Scotia	2.100%	6/1/27	CAD	8,569	5,672
Province of Nova Scotia	1.100%	6/1/28	CAD	5,287	3,271
Province of Nova Scotia	2.000%	9/1/30	CAD	8,313	5,072
Province of Nova Scotia	2.400%	12/1/31	CAD	4,700	2,852
Province of Nova Scotia	6.600%	12/1/31	CAD	12	10
Province of Nova Scotia	4.050%	6/1/33	CAD	2,700	1,826
Province of Nova Scotia	5.800%	6/1/33	CAD	981	758
Province of Nova Scotia	4.500%	6/1/37	CAD	2,450	1,674

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Nova Scotia	4.700%	6/1/41	CAD	4,150	2,849
Province of Nova Scotia	4.400%	6/1/42	CAD	4,866	3,201
Province of Nova Scotia	3.450%	6/1/45	CAD	2,376	1,345
Province of Nova Scotia	3.150%	12/1/51	CAD	10,525	5,522
Province of Nova Scotia	3.500%	6/2/62	CAD	6,124	3,321
Province of Ontario	0.875%	1/21/25	EUR	2,457	2,510
Province of Ontario	2.650%	2/5/25	CAD	16,212	11,359
Province of Ontario	0.625%	4/17/25	EUR	6,647	6,725
Province of Ontario	2.600%	6/2/25	CAD	62,289	43,321
Province of Ontario	3.100%	8/26/25	AUD	985	603
Province of Ontario	1.750%	9/8/25	CAD	39,298	26,789
Province of Ontario	2.250%	5/26/26	GBP	6,500	7,365
Province of Ontario	2.400%	6/2/26	CAD	31,887	21,702
Province of Ontario	1.350%	9/8/26	CAD	11,564	7,611
Province of Ontario	3.500%	1/27/27	AUD	495	296
Province of Ontario	1.850%	2/1/27	CAD	13,498	8,938
Province of Ontario	0.375%	4/8/27	EUR	957	913
Province of Ontario	2.600%	6/2/27	CAD	36,481	24,583
Province of Ontario	7.600%	6/2/27	CAD	7,346	5,823
Province of Ontario	1.050%	9/8/27	CAD	10,255	6,493
Province of Ontario	3.600%	3/8/28	CAD	25,100	17,434
Province of Ontario	2.900%	6/2/28	CAD	38,975	26,341
Province of Ontario	3.400%	9/8/28	CAD	4,100	2,811
Province of Ontario	6.500%	3/8/29	CAD	8,110	6,375
Province of Ontario	2.700%	6/2/29	CAD	37,631	24,661
Province of Ontario	0.250%	6/28/29	CHF	5,515	5,651
Province of Ontario	1.550%	11/1/29	CAD	21,996	13,361
Province of Ontario	2.050%	6/2/30	CAD	44,799	27,609
Province of Ontario	0.010%	11/25/30	EUR	10,214	8,419
Province of Ontario	1.350%	12/2/30	CAD	35,904	20,742
Province of Ontario	2.150%	6/2/31	CAD	52,612	31,757
Province of Ontario	6.200%	6/2/31	CAD	6,367	5,006
Province of Ontario	0.250%	6/9/31	EUR	7,600	6,245
Province of Ontario	2.250%	12/2/31	CAD	26,555	15,945
Province of Ontario	4.050%	2/2/32	CAD	13,100	8,980
Province of Ontario	3.750%	6/2/32	CAD	60,700	40,547
Province of Ontario	5.850%	3/8/33	CAD	13,198	10,175
Province of Ontario	3.650%	6/2/33	CAD	38,000	24,950
Province of Ontario	5.600%	6/2/35	CAD	23,098	17,613
Province of Ontario	4.700%	6/2/37	CAD	41,136	28,822
Province of Ontario	4.600%	6/2/39	CAD	38,496	26,499
Province of Ontario	4.650%	6/2/41	CAD	59,443	41,041
Province of Ontario	3.500%	6/2/43	CAD	48,895	28,677
Province of Ontario	3.450%	6/2/45	CAD	71,625	41,257
Province of Ontario	2.900%	12/2/46	CAD	63,945	33,124
Province of Ontario	2.800%	6/2/48	CAD	52,869	26,653
Province of Ontario	2.900%	6/2/49	CAD	54,773	28,035
Province of Ontario	2.650%	12/2/50	CAD	60,479	29,158
Province of Ontario	1.900%	12/2/51	CAD	53,256	21,296
Province of Ontario	2.550%	12/2/52	CAD	32,880	15,332
Province of Ontario	3.750%	12/2/53	CAD	53,559	32,144
Province of Ontario	4.150%	12/2/54	CAD	10,500	6,784
Province of Prince Edward Island	4.600%	5/19/41	CAD	800	538
Province of Prince Edward Island	3.650%	6/27/42	CAD	1,284	755
Province of Prince Edward Island	2.650%	12/1/51	CAD	1,261	587
Province of Prince Edward Island	3.600%	1/17/53	CAD	1,467	826
Province of Quebec	0.875%	1/15/25	EUR	5,500	5,622
Province of Quebec	4.200%	3/10/25	AUD	739	464
Province of Quebec	2.600%	7/6/25	CAD	3,099	2,151
Province of Quebec	2.750%	9/1/25	CAD	29,627	20,581
Province of Quebec	8.500%	4/1/26	CAD	4,898	3,826
Province of Quebec	3.700%	5/20/26	AUD	279	171
Province of Quebec	2.500%	9/1/26	CAD	22,964	15,643
Province of Quebec	1.850%	2/13/27	CAD	3,112	2,063
Province of Quebec	0.875%	5/4/27	EUR	17,049	16,536
Province of Quebec	2.750%	9/1/27	CAD	31,554	21,377
Province of Quebec	0.875%	7/5/28	EUR	20,214	19,030

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Quebec	2.750%	9/1/28	CAD	22,350	14,868
Province of Quebec	2.300%	9/1/29	CAD	24,778	15,809
Province of Quebec	6.000%	10/1/29	CAD	7,346	5,673
Province of Quebec	1.900%	9/1/30	CAD	48,050	29,138
Province of Quebec	0.000%	10/29/30	EUR	16,093	13,336
Province of Quebec	0.250%	5/5/31	EUR	12,300	10,188
Province of Quebec	2.100%	5/27/31	CAD	15,300	9,240
Province of Quebec	1.500%	9/1/31	CAD	52,164	29,818
Province of Quebec	6.250%	6/1/32	CAD	10,564	8,355
Province of Quebec	3.250%	9/1/32	CAD	41,735	26,753
Province of Quebec	3.900%	11/22/32	CAD	13,000	8,769
Province of Quebec	3.600%	9/1/33	CAD	32,800	21,409
Province of Quebec	5.750%	12/1/36	CAD	14,609	11,316
Province of Quebec	5.000%	12/1/38	CAD	18,957	13,662
Province of Quebec	5.000%	12/1/41	CAD	35,004	25,217
Province of Quebec	4.250%	12/1/43	CAD	30,242	19,794
Province of Quebec	3.500%	12/1/45	CAD	38,414	22,268
Province of Quebec	3.500%	12/1/48	CAD	47,471	27,285
Province of Quebec	3.100%	12/1/51	CAD	67,005	35,392
Province of Quebec	2.850%	12/1/53	CAD	50,283	25,035
Province of Quebec	4.400%	12/1/55	CAD	32,400	21,844
Province of Saskatchewan	0.800%	9/2/25	CAD	5,074	3,395
Province of Saskatchewan	2.550%	6/2/26	CAD	4,997	3,417
Province of Saskatchewan	2.650%	6/2/27	CAD	6,898	4,656
Province of Saskatchewan	3.050%	12/2/28	CAD	6,693	4,516
Province of Saskatchewan	5.750%	3/5/29	CAD	2,939	2,232
Province of Saskatchewan	2.200%	6/2/30	CAD	8,240	5,124
Province of Saskatchewan	2.150%	6/2/31	CAD	7,585	4,572
Province of Saskatchewan	6.400%	9/5/31	CAD	259	207
Province of Saskatchewan	3.900%	6/2/33	CAD	2,700	1,809
Province of Saskatchewan	5.800%	9/5/33	CAD	140	108
Province of Saskatchewan	5.000%	3/5/37	CAD	61	44
Province of Saskatchewan	4.750%	6/1/40	CAD	3,624	2,516
Province of Saskatchewan	3.400%	2/3/42	CAD	3,250	1,899
Province of Saskatchewan	3.900%	6/2/45	CAD	6,816	4,204
Province of Saskatchewan	2.750%	12/2/46	CAD	10,666	5,339
Province of Saskatchewan	3.300%	6/2/48	CAD	8,685	4,813
Province of Saskatchewan	3.100%	6/2/50	CAD	13,142	6,968
Province of Saskatchewan	2.800%	12/2/52	CAD	8,455	4,152
Province of Saskatchewan	3.750%	3/5/54	CAD	1,859	1,106
Province of Saskatchewan	4.200%	12/2/54	CAD	1,200	782
Province of Saskatchewan	2.950%	6/2/58	CAD	1,872	912
PSP Capital Inc.	3.000%	11/5/25	CAD	5,383	3,742
PSP Capital Inc.	0.900%	6/15/26	CAD	5,350	3,493
PSP Capital Inc.	1.500%	3/15/28	CAD	7,700	4,880
PSP Capital Inc.	3.750%	6/15/29	CAD	6,000	4,143
PSP Capital Inc.	2.050%	1/15/30	CAD	8,828	5,476
PSP Capital Inc.	2.600%	3/1/32	CAD	3,500	2,140
PSP Capital Inc.	4.150%	6/1/33	CAD	7,400	5,042
Regional Municipality of Peel Ontario	4.250%	12/2/33	CAD	700	477
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	3,419	2,408
Regional Municipality of Peel Ontario	2.500%	6/16/51	CAD	1,653	723
Regional Municipality of York	2.600%	12/15/25	CAD	2,450	1,685
Regional Municipality of York	2.500%	6/2/26	CAD	1,471	1,002
Regional Municipality of York	2.350%	6/9/27	CAD	2	1
Regional Municipality of York	1.700%	5/27/30	CAD	1,453	870
Regional Municipality of York	2.150%	6/22/31	CAD	1,954	1,174
Regional Municipality of York	4.000%	5/31/32	CAD	2,135	1,448
Regional Municipality of York	3.650%	5/13/33	CAD	1,519	989
Regional Municipality of York	4.050%	5/1/34	CAD	1,577	1,054
Royal Office Finance LP	5.209%	11/12/37	CAD	4,128	2,952
South Coast British Columbia Transportation Authority	3.050%	6/4/25	CAD	2,657	1,859
South Coast British Columbia Transportation Authority	3.250%	11/23/28	CAD	1,300	882
South Coast British Columbia Transportation Authority	1.600%	7/3/30	CAD	1,000	596
South Coast British Columbia Transportation Authority	4.450%	6/9/44	CAD	500	324
South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	4,601	2,370
South Coast British Columbia Transportation Authority	2.650%	10/29/50	CAD	486	224

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	South Coast British Columbia Transportation Authority	4.150%	12/12/53	CAD	900	560
	TCHC Issuer Trust	5.395%	2/22/40	CAD	1,018	726
	Toronto Canada	2.450%	2/6/25	CAD	2,690	1,880
	Toronto Canada	2.400%	6/7/27	CAD	2,484	1,659
	Toronto Canada	2.650%	11/9/29	CAD	2,630	1,697
	Toronto Canada	3.250%	4/20/32	CAD	3,000	1,927
	Toronto Canada	2.950%	4/28/35	CAD	1,662	975
	Toronto Canada	3.500%	6/2/36	CAD	2,800	1,703
	Toronto Canada	2.600%	9/24/39	CAD	2,977	1,534
	Toronto Canada	5.200%	6/1/40	CAD	2,399	1,715
	Toronto Canada	2.150%	8/25/40	CAD	2,873	1,356
	Toronto Canada	4.700%	6/10/41	CAD	981	662
	Toronto Canada	2.850%	11/23/41	CAD	500	260
	Toronto Canada	3.800%	12/13/42	CAD	1,240	738
	Toronto Canada	4.400%	12/14/42	CAD	1,100	710
	Toronto Canada	4.150%	3/10/44	CAD	2,415	1,500
	Toronto Canada	3.250%	6/24/46	CAD	1,960	1,045
	Toronto Canada	3.200%	8/1/48	CAD	893	464
	Toronto Canada	2.800%	11/22/49	CAD	2,898	1,388
	Toronto Canada	2.900%	4/29/51	CAD	3,204	1,565
	Toronto Canada	4.300%	6/1/52	CAD	2,284	1,446
	Vancouver Canada	3.700%	10/18/52	CAD	628	354
	Winnipeg Canada	4.100%	6/1/45	CAD	1,240	763
	Winnipeg Canada	4.300%	11/15/51	CAD	2,537	1,587
						4,742,671
Chile (0.2%)
	Bonos de la Tesoreria de la Republica en pesos	2.500%	3/1/25	CLP	17,500,000	18,415
	Bonos de la Tesoreria de la Republica en pesos	4.500%	3/1/26	CLP	20,945,000	22,395
[3]	Bonos de la Tesoreria de la Republica en pesos	5.000%	10/1/28	CLP	10,500,000	11,214
[3]	Bonos de la Tesoreria de la Republica en pesos	4.700%	9/1/30	CLP	18,650,000	18,716
[3]	Bonos de la Tesoreria de la Republica en pesos	6.000%	4/1/33	CLP	11,185,000	12,060
[3]	Bonos de la Tesoreria de la Republica en pesos	7.000%	5/1/34	CLP	4,000,000	4,702
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/34	CLP	7,495,000	7,760
	Bonos de la Tesoreria de la Republica en pesos	5.000%	3/1/35	CLP	15,045,000	14,961
[3]	Bonos de la Tesoreria de la Republica en pesos	5.300%	11/1/37	CLP	7,280,000	7,354
	Bonos de la Tesoreria de la Republica en pesos	6.000%	1/1/43	CLP	15,590,000	16,940
	Bonos de la Tesoreria de la Republica en pesos	5.100%	7/15/50	CLP	6,075,000	5,553
	Republic of Chile	0.100%	1/26/27	EUR	7,762	7,196
	Republic of Chile	0.555%	1/21/29	EUR	8,600	7,503
	Republic of Chile	0.830%	7/2/31	EUR	5,384	4,393
	Republic of Chile	4.125%	7/5/34	EUR	4,808	4,781
	Republic of Chile	1.300%	7/26/36	EUR	6,554	4,713
	Republic of Chile	1.250%	1/29/40	EUR	4,732	3,067
	Republic of Chile	1.250%	1/22/51	EUR	5,795	2,886
						174,609
China (1.2%)
	Agricultural Development Bank of China	2.610%	3/9/25	CNY	20,000	2,739
	Agricultural Development Bank of China	2.250%	4/22/25	CNY	50,000	6,814
	Agricultural Development Bank of China	3.450%	9/23/25	CNY	50,000	6,953
	Agricultural Development Bank of China	3.350%	3/24/26	CNY	50,000	6,959
	Agricultural Development Bank of China	3.630%	7/19/26	CNY	40,000	5,620
	Agricultural Development Bank of China	2.990%	8/11/26	CNY	50,000	6,913
	Agricultural Development Bank of China	2.870%	5/14/27	CNY	50,000	6,896
	Agricultural Development Bank of China	3.480%	2/4/28	CNY	60,000	8,473
	Agricultural Development Bank of China	2.900%	3/8/28	CNY	50,000	6,902
	Agricultural Development Bank of China	3.190%	8/12/28	CNY	80,000	11,180
	Agricultural Development Bank of China	2.960%	4/17/30	CNY	30,000	4,137
	Agricultural Development Bank of China	3.790%	10/26/30	CNY	50,000	7,244
	Agricultural Development Bank of China	3.520%	5/24/31	CNY	20,000	2,858
	Agricultural Development Bank of China	3.300%	11/5/31	CNY	90,000	12,691
	Agricultural Development Bank of China	3.060%	6/6/32	CNY	180,000	24,982
	Agricultural Development Bank of China	3.920%	6/18/51	CNY	30,000	4,724
	China Development Bank	2.730%	11/11/24	CNY	160,000	21,939
	China Development Bank	3.230%	1/10/25	CNY	20,000	2,759
	China Development Bank	2.590%	3/17/25	CNY	100,000	13,697
	China Development Bank	3.340%	7/14/25	CNY	20,000	2,773

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Development Bank	2.590%	1/11/26	CNY	150,000	20,540
China Development Bank	3.430%	1/14/27	CNY	110,000	15,439
China Development Bank	4.240%	8/24/27	CNY	120,000	17,372
China Development Bank	3.400%	1/8/28	CNY	230,000	32,400
China Development Bank	3.090%	8/9/28	CNY	70,000	9,748
China Development Bank	3.480%	1/8/29	CNY	50,000	7,089
China Development Bank	2.990%	3/1/29	CNY	130,000	18,008
China Development Bank	3.070%	3/10/30	CNY	65,000	9,028
China Development Bank	3.090%	6/18/30	CNY	125,000	17,380
China Development Bank	2.710%	7/10/30	CNY	100,000	13,606
China Development Bank	3.700%	10/20/30	CNY	30,000	4,329
China Development Bank	3.660%	3/1/31	CNY	145,000	20,900
China Development Bank	3.410%	6/7/31	CNY	50,000	7,098
China Development Bank	3.120%	9/13/31	CNY	120,000	16,713
China Development Bank	3.000%	1/17/32	CNY	50,000	6,905
China Development Bank	3.800%	1/25/36	CNY	30,000	4,448
China Development Bank	3.900%	8/3/40	CNY	160,000	24,320
China Development Bank	3.560%	11/19/51	CNY	50,000	7,349
China Government Bond	1.990%	4/9/25	CNY	160,000	21,778
China Government Bond	2.240%	5/25/25	CNY	200,000	27,309
China Government Bond	2.180%	8/25/25	CNY	50,000	6,815
China Government Bond	3.020%	10/22/25	CNY	135,000	18,683
China Government Bond	2.280%	11/25/25	CNY	250,000	34,108
China Government Bond	2.460%	2/15/26	CNY	120,000	16,428
China Government Bond	3.030%	3/11/26	CNY	110,000	15,245
China Government Bond	2.690%	8/12/26	CNY	220,000	30,286
China Government Bond	0.125%	11/12/26	EUR	2,700	2,555
China Government Bond	2.850%	6/4/27	CNY	40,000	5,539
China Government Bond	3.280%	12/3/27	CNY	80,000	11,269
China Government Bond	2.640%	1/15/28	CNY	570,000	78,370
China Government Bond	3.010%	5/13/28	CNY	130,000	18,146
China Government Bond	2.910%	10/14/28	CNY	145,000	20,165
China Government Bond	0.125%	11/17/28	EUR	5,000	4,426
China Government Bond	2.800%	3/24/29	CNY	100,000	13,820
China Government Bond	3.290%	5/23/29	CNY	90,000	12,739
China Government Bond	2.750%	6/15/29	CNY	50,000	6,887
China Government Bond	2.620%	9/25/29	CNY	100,000	13,661
China Government Bond	3.130%	11/21/29	CNY	40,000	5,608
China Government Bond	2.790%	12/15/29	CNY	120,000	16,534
China Government Bond	2.680%	5/21/30	CNY	90,000	12,295
China Government Bond	3.270%	11/19/30	CNY	50,000	7,084
China Government Bond	3.020%	5/27/31	CNY	133,000	18,522
China Government Bond	0.500%	11/12/31	EUR	10,447	8,666
China Government Bond	2.890%	11/18/31	CNY	110,000	15,146
China Government Bond	2.760%	5/15/32	CNY	30,000	4,089
China Government Bond	2.690%	8/15/32	CNY	30,000	4,065
China Government Bond	2.600%	9/1/32	CNY	280,000	37,669
China Government Bond	2.800%	11/15/32	CNY	210,000	28,700
China Government Bond	0.625%	11/25/35	EUR	4,913	3,558
China Government Bond	4.270%	5/17/37	CNY	30,000	4,785
China Government Bond	1.000%	11/12/39	EUR	4,778	3,278
China Government Bond	3.520%	4/25/46	CNY	20,000	2,952
China Government Bond	3.770%	2/20/47	CNY	20,000	3,065
China Government Bond	4.050%	7/24/47	CNY	20,000	3,194
China Government Bond	3.970%	7/23/48	CNY	20,000	3,161
China Government Bond	4.080%	10/22/48	CNY	25,000	4,018
China Government Bond	3.860%	7/22/49	CNY	70,000	10,914
China Government Bond	3.390%	3/16/50	CNY	60,000	8,669
China Government Bond	3.810%	9/14/50	CNY	40,000	6,193
China Government Bond	3.720%	4/12/51	CNY	85,000	12,990
China Government Bond	3.530%	10/18/51	CNY	85,000	12,790
China Government Bond	3.120%	10/25/52	CNY	80,000	11,196
China Government Bond	4.240%	11/24/64	CNY	30,000	5,189
China Government Bond	3.730%	5/25/70	CNY	45,000	7,067
China Government Bond	3.760%	3/22/71	CNY	40,000	6,328
China Government Bond	3.400%	7/15/72	CNY	45,000	6,578
Export-Import Bank of China	2.760%	11/5/24	CNY	230,000	31,539

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Export-Import Bank of China	3.430%	10/23/25	CNY	50,000	6,953
Export-Import Bank of China	3.220%	5/14/26	CNY	70,000	9,718
Export-Import Bank of China	3.400%	1/11/28	CNY	90,000	12,656
Export-Import Bank of China	3.860%	5/20/29	CNY	40,000	5,772
Export-Import Bank of China	3.740%	11/16/30	CNY	80,000	11,552
Export-Import Bank of China	3.180%	3/11/32	CNY	140,000	19,565
Export-Import Bank of China	2.850%	7/7/33	CNY	100,000	13,631
					1,163,843
Colombia (0.3%)
Colombian TES	6.250%	11/26/25	COP	81,500,000	18,212
Colombian TES	7.500%	8/26/26	COP	125,900,000	28,135
Colombian TES	5.750%	11/3/27	COP	93,800,000	18,947
Colombian TES	6.000%	4/28/28	COP	131,000,000	26,248
Colombian TES	7.750%	9/18/30	COP	95,300,000	19,397
Colombian TES	7.000%	3/26/31	COP	129,100,000	24,742
Colombian TES	7.000%	3/26/31	COP	8,800,000	1,686
Colombian TES	7.000%	6/30/32	COP	118,700,000	21,764
Colombian TES	13.250%	2/9/33	COP	87,200,000	22,790
Colombian TES	7.250%	10/18/34	COP	110,250,000	19,395
Colombian TES	6.250%	7/9/36	COP	68,000,000	10,599
Colombian TES	9.250%	5/28/42	COP	127,183,000	24,552
Colombian TES	7.250%	10/26/50	COP	106,600,000	16,231
					252,698
Croatia (0.1%)
Republic of Croatia	3.000%	3/11/25	EUR	1,004	1,047
Republic of Croatia	3.000%	3/20/27	EUR	3,459	3,568
Republic of Croatia	2.700%	6/15/28	EUR	2,818	2,848
Republic of Croatia	1.125%	6/19/29	EUR	8,459	7,671
Republic of Croatia	2.750%	1/27/30	EUR	4,459	4,415
Republic of Croatia	1.500%	6/17/31	EUR	31,506	27,946
Republic of Croatia	2.875%	4/22/32	EUR	5,400	5,212
Republic of Croatia	1.125%	3/4/33	EUR	4,000	3,270
Republic of Croatia	4.000%	6/14/35	EUR	7,727	7,996
Republic of Croatia	1.750%	3/4/41	EUR	4,947	3,516
					67,489
Cyprus (0.0%)
Republic of Cyprus	2.375%	9/25/28	EUR	12,521	12,478
Republic of Cyprus	4.125%	4/13/33	EUR	31,169	33,065
					45,543
Czech Republic (0.5%)
Czech Republic	0.000%	12/12/24	CZK	561,080	22,897
Czech Republic	1.250%	2/14/25	CZK	1,050,000	43,065
Czech Republic	2.400%	9/17/25	CZK	353,340	14,576
Czech Republic	6.000%	2/26/26	CZK	1,901,590	84,624
Czech Republic	1.000%	6/26/26	CZK	908,230	35,687
Czech Republic	0.250%	2/10/27	CZK	401,400	15,091
Czech Republic	2.500%	8/25/28	CZK	181,190	7,132
Czech Republic	5.500%	12/12/28	CZK	215,920	9,763
Czech Republic	2.750%	7/23/29	CZK	2,202,870	86,376
Czech Republic	0.950%	5/15/30	CZK	779,080	26,794
Czech Republic	5.000%	9/30/30	CZK	1,039,370	45,862
Czech Republic	1.200%	3/13/31	CZK	541,410	18,439
Czech Republic	1.750%	6/23/32	CZK	245,000	8,424
Czech Republic	4.500%	11/11/32	CZK	300,000	12,754
Czech Republic	2.000%	10/13/33	CZK	278,500	9,465
Czech Republic	3.500%	5/30/35	CZK	349,690	13,458
Czech Republic	4.200%	12/4/36	CZK	48,170	1,966
Czech Republic	1.950%	7/30/37	CZK	317,750	9,899
Czech Republic	1.500%	4/24/40	CZK	100,340	2,735
Czech Republic	4.850%	11/26/57	CZK	44,570	1,904
					470,911
Denmark (0.4%)
Kingdom of Denmark	7.000%	11/10/24	DKK	36,375	5,344
Kingdom of Denmark	1.750%	11/15/25	DKK	331,651	45,798
Kingdom of Denmark	0.500%	11/15/27	DKK	492,636	63,688

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Denmark	0.500%	11/15/29	DKK	561,753	69,323
	Kingdom of Denmark	0.000%	11/15/31	DKK	608,388	68,195
	Kingdom of Denmark	2.250%	11/15/33	DKK	216,720	28,497
	Kingdom of Denmark	4.500%	11/15/39	DKK	373,185	61,204
	Kingdom of Denmark	0.250%	11/15/52	DKK	99,818	6,393
	Kommunekredit	0.625%	5/11/26	EUR	2,186	2,158
	Kommunekredit	2.900%	11/27/26	AUD	2,047	1,209
	Kommunekredit	0.750%	5/18/27	EUR	12,443	12,056
	Kommunekredit	0.000%	11/17/29	EUR	30,000	25,999
	Kommunekredit	0.000%	3/3/31	EUR	5,000	4,131
	Kommunekredit	2.375%	9/15/32	EUR	10,450	10,140
	Kommunekredit	0.010%	5/4/34	EUR	1,000	731
	Kommunekredit	0.875%	11/3/36	EUR	4,500	3,381
						408,247
Estonia (0.0%)
	Republic of Estonia	4.000%	10/12/32	EUR	6,998	7,459
Finland (0.5%)
	Finnvera OYJ	0.500%	4/13/26	EUR	3,234	3,190
	Finnvera OYJ	2.125%	3/8/28	EUR	20,400	20,605
	Finnvera OYJ	0.375%	4/9/29	EUR	4,169	3,779
	Finnvera OYJ	1.125%	5/17/32	EUR	3,100	2,734
	Kuntarahoitus OYJ	0.000%	4/21/28	EUR	5,400	4,939
	Kuntarahoitus OYJ	0.000%	3/2/31	EUR	15,800	13,077
	Kuntarahoitus OYJ	0.250%	2/25/32	EUR	17,800	14,524
	Kuntarahoitus OYJ	0.050%	9/10/35	EUR	11,277	7,882
	Municipality Finance plc	0.625%	11/26/26	EUR	2,457	2,401
	Municipality Finance plc	1.250%	2/23/33	EUR	4,913	4,280
[3]	Republic of Finland	4.000%	7/4/25	EUR	21,290	22,760
[3]	Republic of Finland	0.875%	9/15/25	EUR	5,120	5,188
[3]	Republic of Finland	0.000%	9/15/26	EUR	35,000	33,878
[3]	Republic of Finland	1.375%	4/15/27	EUR	25,000	24,949
[3]	Republic of Finland	0.500%	9/15/27	EUR	24,867	23,861
[3]	Republic of Finland	2.750%	7/4/28	EUR	5,535	5,772
[3]	Republic of Finland	2.875%	4/15/29	EUR	61,017	63,665
[3]	Republic of Finland	0.500%	9/15/29	EUR	27,581	25,079
[3]	Republic of Finland	0.000%	9/15/30	EUR	39,490	33,572
[3]	Republic of Finland	0.750%	4/15/31	EUR	24,445	21,581
[3]	Republic of Finland	0.125%	9/15/31	EUR	38,750	32,100
[3]	Republic of Finland	1.500%	9/15/32	EUR	60,364	54,817
[3]	Republic of Finland	1.125%	4/15/34	EUR	15,604	13,140
[3]	Republic of Finland	0.125%	4/15/36	EUR	13,000	8,977
[3]	Republic of Finland	2.750%	4/15/38	EUR	22,026	20,771
[3]	Republic of Finland	0.250%	9/15/40	EUR	57,995	35,089
[3]	Republic of Finland	2.625%	7/4/42	EUR	16,683	15,069
[3]	Republic of Finland	0.500%	4/15/43	EUR	993	583
[3]	Republic of Finland	1.375%	4/15/47	EUR	10,000	6,792
[3]	Republic of Finland	0.125%	4/15/52	EUR	11,677	4,801
						529,855
France (8.9%)
	Action Logement Services	1.375%	4/13/32	EUR	12,500	10,950
	Action Logement Services	4.125%	10/3/38	EUR	12,800	13,340
	Action Logement Services	0.750%	7/19/41	EUR	15,600	9,309
	Agence Francaise de Developpement EPIC	2.250%	5/27/25	EUR	5,000	5,168
	Agence Francaise de Developpement EPIC	0.500%	10/31/25	EUR	5,000	4,978
	Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	6,100	5,916
	Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	1,800	1,916
	Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	2,500	2,393
	Agence Francaise de Developpement EPIC	0.010%	11/25/28	EUR	13,800	12,263
	Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	27,200	23,962
	Agence Francaise de Developpement EPIC	2.875%	1/21/30	EUR	7,500	7,636
	Agence Francaise de Developpement EPIC	0.500%	5/25/30	EUR	5,900	5,128
	Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	20,400	17,876
	Agence Francaise de Developpement EPIC	3.375%	5/25/33	EUR	13,900	14,199
	Agence Francaise de Developpement EPIC	1.500%	10/31/34	EUR	13,000	10,967
	Agence Francaise de Developpement EPIC	0.500%	5/31/35	EUR	5,000	3,653

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Agence Francaise de Developpement EPIC	1.125%	3/2/37	EUR	14,300	10,634
	Agence France Locale	0.125%	6/20/26	EUR	8,400	8,130
	Agence France Locale	0.000%	9/20/27	EUR	15,000	13,870
	Agence France Locale	1.125%	6/20/28	EUR	4,500	4,277
	Agence France Locale	3.000%	3/20/30	EUR	7,000	7,144
	Agence France Locale	0.000%	3/20/31	EUR	500	404
	Agence France Locale	3.625%	6/20/38	EUR	7,000	6,940
	Bpifrance SACA	0.750%	11/25/24	EUR	8,000	8,193
	Bpifrance SACA	0.125%	3/25/25	EUR	15,800	15,905
	Bpifrance SACA	0.500%	5/25/25	EUR	5,600	5,640
	Bpifrance SACA	2.750%	10/25/25	EUR	11,000	11,454
	Bpifrance SACA	2.125%	11/29/27	EUR	12,500	12,577
	Bpifrance SACA	0.125%	11/25/28	EUR	28,300	25,366
	Bpifrance SACA	0.050%	9/26/29	EUR	5,000	4,330
	Bpifrance SACA	1.875%	5/25/30	EUR	5,000	4,786
	Bpifrance SACA	2.000%	9/2/30	EUR	14,000	13,421
	Bpifrance SACA	0.250%	6/4/31	EUR	10,700	8,863
	Caisse d'Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	49,131	50,666
	Caisse d'Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	4,876	5,207
	Caisse d'Amortissement de la Dette Sociale	0.000%	11/25/26	EUR	10,000	9,563
	Caisse d'Amortissement de la Dette Sociale	2.875%	5/25/27	EUR	50,000	52,039
	Caisse d'Amortissement de la Dette Sociale	0.000%	2/25/28	EUR	5,700	5,227
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/29	EUR	43,700	38,421
	Caisse d'Amortissement de la Dette Sociale	0.600%	11/25/29	EUR	55,800	50,051
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/31	EUR	47,300	38,622
	Caisse d'Amortissement de la Dette Sociale	0.125%	9/15/31	EUR	60,200	49,111
	Caisse d'Amortissement de la Dette Sociale	0.450%	1/19/32	EUR	25,800	21,363
	Caisse d'Amortissement de la Dette Sociale	2.750%	11/25/32	EUR	9,500	9,416
	Caisse des Depots et Consignations	3.000%	5/25/28	EUR	5,000	5,216
	Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	11,300	11,316
	Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	1,700	1,717
	Caisse Francaise de Financement Local	0.500%	1/19/26	EUR	600	593
	Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	3,000	2,952
	Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	2,000	1,938
	Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	5,000	4,759
	Caisse Francaise de Financement Local	1.000%	4/25/28	EUR	100	95
	Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	22,300	22,963
	Caisse Francaise de Financement Local	0.010%	6/24/30	EUR	54,400	45,477
	Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	5,000	4,583
	Caisse Francaise de Financement Local	3.500%	3/16/32	EUR	18,200	18,952
	Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	9,400	8,177
	Caisse Francaise de Financement Local	1.450%	1/16/34	EUR	2,500	2,121
	Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	100	81
	Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	3,600	2,768
	Caisse Francaise de Financement Local	0.375%	2/13/40	EUR	21,300	12,943
	France	1.750%	11/25/24	EUR	125,011	129,806
	France	0.000%	2/25/25	EUR	520,386	526,655
	France	0.000%	3/25/25	EUR	125,000	126,233
	France	0.500%	5/25/25	EUR	69,695	70,594
	France	1.000%	11/25/25	EUR	340,209	344,440
	France	0.000%	2/25/26	EUR	128,703	126,769
	France	3.500%	4/25/26	EUR	54,610	58,261
[9]	France	0.500%	5/25/26	EUR	169,679	168,149
	France	2.500%	9/24/26	EUR	260,000	270,357
	France	0.250%	11/25/26	EUR	176,306	171,291
	France	0.000%	2/25/27	EUR	560,977	537,156
	France	1.000%	5/25/27	EUR	65,450	64,495
	France	2.750%	10/25/27	EUR	148,395	155,263
	France	0.750%	2/25/28	EUR	129,364	124,200
	France	0.750%	5/25/28	EUR	216,770	206,973
	France	0.750%	11/25/28	EUR	420,393	397,276
	France	2.750%	2/25/29	EUR	150,000	156,010
	France	5.500%	4/25/29	EUR	77,522	91,639
	France	0.500%	5/25/29	EUR	191,931	176,468
	France	0.000%	11/25/29	EUR	283,476	248,941
	France	2.500%	5/25/30	EUR	326,027	331,928
	France	0.000%	11/25/30	EUR	231,904	196,530

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	France	1.500%	5/25/31	EUR	177,411	166,486
	France	0.000%	11/25/31	EUR	265,253	216,409
	France	0.000%	5/25/32	EUR	153,573	122,819
	France	5.750%	10/25/32	EUR	140,000	175,217
	France	2.000%	11/25/32	EUR	126,218	119,443
	France	3.000%	5/25/33	EUR	184,000	188,133
	France	3.500%	11/25/33	EUR	42,000	44,691
	France	1.250%	5/25/34	EUR	251,529	213,866
	France	4.750%	4/25/35	EUR	65,221	76,579
[3]	France	1.250%	5/25/36	EUR	210,705	169,599
	France	1.250%	5/25/38	EUR	145,959	111,198
	France	4.000%	10/25/38	EUR	130,951	142,479
[3]	France	1.750%	6/25/39	EUR	55,255	44,793
[3,10]	France	0.500%	5/25/40	EUR	98,263	62,051
	France	4.500%	4/25/41	EUR	153,442	175,898
[3]	France	2.500%	5/25/43	EUR	94,927	81,057
[3]	France	0.500%	6/25/44	EUR	69,874	38,631
	France	3.250%	5/25/45	EUR	127,164	121,582
[3]	France	2.000%	5/25/48	EUR	148,735	109,523
[3]	France	1.500%	5/25/50	EUR	122,558	77,595
	France	0.750%	5/25/52	EUR	136,375	65,904
[3]	France	0.750%	5/25/53	EUR	127,533	59,696
[3]	France	3.000%	5/25/54	EUR	86,695	74,965
[3]	France	4.000%	4/25/55	EUR	90,930	95,471
	France	4.000%	4/25/60	EUR	82,417	86,586
[3]	France	1.750%	5/25/66	EUR	68,468	40,677
[3]	France	0.500%	5/25/72	EUR	50,287	16,161
	Gestion Securite de Stocks Securite SA	3.375%	6/29/30	EUR	6,700	6,997
	Ile-de-France Mobilites	0.950%	5/28/41	EUR	100	63
	Ile-de-France Mobilites	1.275%	2/14/42	EUR	14,800	9,781
	Regie Autonome des Transports Parisiens EPIC	0.875%	5/25/27	EUR	1,500	1,452
	Regie Autonome des Transports Parisiens EPIC	1.875%	5/25/32	EUR	5,400	4,915
	Region of Ile de France	0.500%	6/14/25	EUR	17,900	17,990
	Region of Ile de France	0.625%	4/23/27	EUR	2,500	2,400
	Region of Ile de France	0.000%	4/20/28	EUR	2,500	2,268
	Region of Ile de France	0.100%	7/2/30	EUR	1,200	1,010
	Region of Ile de France	2.900%	4/30/31	EUR	6,000	6,040
	Region of Ile de France	1.375%	6/20/33	EUR	3,000	2,565
	SFIL SA	0.050%	6/4/29	EUR	1,700	1,486
	SFIL SA	3.250%	11/25/30	EUR	20,000	20,688
	SFIL SA	1.500%	3/5/32	EUR	14,500	12,972
	SNCF Reseau	2.625%	12/29/25	EUR	2,500	2,596
	SNCF Reseau	4.250%	10/7/26	EUR	600	648
	SNCF Reseau	3.125%	10/25/28	EUR	3,600	3,746
	SNCF Reseau	5.250%	12/7/28	GBP	8,292	10,154
	SNCF Reseau	0.875%	1/22/29	EUR	3,000	2,780
	SNCF Reseau	1.125%	5/25/30	EUR	13,800	12,536
	SNCF Reseau	1.000%	11/9/31	EUR	7,400	6,390
	SNCF Reseau	5.000%	10/10/33	EUR	7,509	8,658
	SNCF Reseau	5.250%	1/31/35	GBP	2,684	3,225
	SNCF Reseau	0.750%	5/25/36	EUR	18,200	13,064
	SNCF Reseau	1.500%	5/29/37	EUR	8,900	6,920
	SNCF Reseau	2.250%	12/20/47	EUR	6,200	4,466
	SNCF Reseau	2.000%	2/5/48	EUR	2,500	1,681
	SNCF Reseau	5.000%	3/11/52	GBP	2,451	2,659
	SNCF Reseau	4.830%	3/25/60	GBP	683	718
	Soc Nationale SNCF SACA	4.125%	2/19/25	EUR	300	318
	Soc Nationale SNCF SACA	5.375%	3/18/27	GBP	3,935	4,776
	Soc Nationale SNCF SACA	1.500%	2/2/29	EUR	6,900	6,570
	Soc Nationale SNCF SACA	0.625%	4/17/30	EUR	10,000	8,752
	Soc Nationale SNCF SACA	1.000%	5/25/40	EUR	17,000	10,977
	Soc Nationale SNCF SACA	0.875%	2/28/51	EUR	10,800	4,780
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	5,200	4,925
	Societe Du Grand Paris EPIC	0.000%	11/25/30	EUR	17,400	14,341
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	23,000	18,535
	Societe Du Grand Paris EPIC	3.500%	5/25/43	EUR	7,000	6,592
	Societe Du Grand Paris EPIC	0.875%	5/10/46	EUR	10,000	5,352

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	6,500	4,022
	Societe Du Grand Paris EPIC	1.000%	11/26/51	EUR	22,200	10,627
	Societe Du Grand Paris EPIC	3.700%	5/25/53	EUR	3,300	3,067
	Societe Du Grand Paris EPIC	0.700%	10/15/60	EUR	5,900	2,033
	Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	11,000	3,924
	Societe Nationale SNCF SA	0.227%	6/18/30	CHF	4,000	4,011
	UNEDIC ASSEO	0.125%	11/25/24	EUR	44,000	44,731
	UNEDIC ASSEO	0.625%	2/17/25	EUR	5,500	5,595
	UNEDIC ASSEO	0.625%	3/3/26	EUR	7,000	6,941
	UNEDIC ASSEO	0.100%	11/25/26	EUR	41,200	39,459
	UNEDIC ASSEO	1.250%	10/21/27	EUR	10,500	10,259
	UNEDIC ASSEO	0.500%	3/20/29	EUR	11,800	10,762
	UNEDIC ASSEO	0.250%	11/25/29	EUR	14,700	12,936
	UNEDIC ASSEO	0.000%	3/5/30	EUR	10,000	8,576
	UNEDIC ASSEO	0.000%	11/19/30	EUR	34,000	28,428
	UNEDIC ASSEO	0.010%	5/25/31	EUR	15,000	12,327
	UNEDIC ASSEO	1.500%	4/20/32	EUR	500	454
	UNEDIC ASSEO	1.750%	11/25/32	EUR	7,000	6,416
	UNEDIC ASSEO	1.250%	5/25/33	EUR	1,000	864
	UNEDIC ASSEO	0.100%	5/25/34	EUR	34,600	25,386
	UNEDIC ASSEO	0.250%	7/16/35	EUR	14,500	10,401
	Ville de Paris	1.250%	1/12/32	EUR	12,800	11,201
	Ville de Paris	1.375%	11/20/34	EUR	700	573
						8,884,647
Germany (8.6%)
	Bundesobligation	0.000%	4/11/25	EUR	210,476	212,697
	Bundesobligation	0.000%	10/10/25	EUR	347,141	346,483
	Bundesobligation	0.000%	4/10/26	EUR	122,000	120,397
	Bundesobligation	0.000%	10/9/26	EUR	90,000	87,751
	Bundesobligation	0.000%	4/16/27	EUR	160,109	154,240
	Bundesobligation	2.200%	4/13/28	EUR	280,000	290,240
	Bundesobligation	2.400%	10/19/28	EUR	125,000	130,527
	Bundesschatzanweisungen	2.500%	3/13/25	EUR	100,000	104,630
	Bundesschatzanweisungen	3.100%	9/18/25	EUR	324,863	343,703
	Bundesschatzanweisungen	3.100%	12/12/25	EUR	120,000	127,141
	Federal Republic of Germany	1.000%	8/15/25	EUR	200,000	203,978
	Federal Republic of Germany	0.500%	2/15/26	EUR	44,383	44,462
	Federal Republic of Germany	0.000%	8/15/26	EUR	21,455	21,007
	Federal Republic of Germany	0.250%	2/15/27	EUR	87,560	85,509
	Federal Republic of Germany	0.500%	8/15/27	EUR	4,587	4,474
	Federal Republic of Germany	0.000%	11/15/27	EUR	45,542	43,271
	Federal Republic of Germany	5.625%	1/4/28	EUR	68,082	80,323
	Federal Republic of Germany	0.500%	2/15/28	EUR	121,655	117,545
	Federal Republic of Germany	0.250%	8/15/28	EUR	325,770	308,020
	Federal Republic of Germany	0.000%	11/15/28	EUR	76,535	71,007
	Federal Republic of Germany	0.250%	2/15/29	EUR	163,530	152,850
	Federal Republic of Germany	0.000%	8/15/29	EUR	96,256	87,506
	Federal Republic of Germany	2.100%	11/15/29	EUR	50,000	51,193
	Federal Republic of Germany	0.000%	2/15/30	EUR	67,000	60,102
	Federal Republic of Germany	0.000%	8/15/30	EUR	96,000	84,958
	Federal Republic of Germany	2.400%	11/15/30	EUR	90,000	93,243
	Federal Republic of Germany	0.000%	2/15/31	EUR	104,734	91,287
	Federal Republic of Germany	0.000%	8/15/31	EUR	101,516	87,201
	Federal Republic of Germany	0.000%	2/15/32	EUR	161,854	136,869
	Federal Republic of Germany	1.700%	8/15/32	EUR	193,670	188,001
	Federal Republic of Germany	2.300%	2/15/33	EUR	151,812	154,064
	Federal Republic of Germany	2.600%	8/15/33	EUR	150,568	156,009
	Federal Republic of Germany	4.750%	7/4/34	EUR	39,075	48,322
	Federal Republic of Germany	0.000%	5/15/35	EUR	184,194	139,231
	Federal Republic of Germany	0.000%	5/15/36	EUR	202,597	147,827
	Federal Republic of Germany	4.000%	1/4/37	EUR	48,904	57,125
	Federal Republic of Germany	1.000%	5/15/38	EUR	169,993	136,413
	Federal Republic of Germany	4.250%	7/4/39	EUR	50,000	60,377
	Federal Republic of Germany	4.750%	7/4/40	EUR	37,079	47,541
	Federal Republic of Germany	3.250%	7/4/42	EUR	107,790	115,830
	Federal Republic of Germany	2.500%	7/4/44	EUR	160,032	153,085
[9]	Federal Republic of Germany	2.500%	8/15/46	EUR	199,941	189,996

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Federal Republic of Germany	1.250%	8/15/48	EUR	159,688	115,315
	Federal Republic of Germany	0.000%	8/15/50	EUR	143,357	67,665
	Federal Republic of Germany	0.000%	8/15/50	EUR	30,000	14,202
	Federal Republic of Germany	0.000%	8/15/52	EUR	104,000	46,199
	Federal Republic of Germany	1.800%	8/15/53	EUR	200,451	159,445
[11]	FMS Wertmanagement	1.375%	3/7/25	GBP	9,800	11,311
[11]	FMS Wertmanagement	0.375%	4/29/30	EUR	5,400	4,749
	Free and Hanseatic City of Hamburg	0.250%	1/20/25	EUR	11,216	11,392
	Free and Hanseatic City of Hamburg	0.375%	4/1/25	EUR	3,080	3,113
	Free and Hanseatic City of Hamburg	0.010%	6/15/28	EUR	7,500	6,845
	Free and Hanseatic City of Hamburg	0.010%	6/30/28	EUR	20,000	18,216
	Free and Hanseatic City of Hamburg	0.800%	4/11/34	EUR	977	788
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	7,314	5,707
	Free and Hanseatic City of Hamburg	0.250%	2/18/41	EUR	4,750	2,775
	Free and Hanseatic City of Hamburg	0.400%	11/23/51	EUR	8,000	3,450
	Free State of Bavaria	0.030%	4/3/28	EUR	28,454	26,178
	Free State of Bavaria	0.150%	4/3/30	EUR	4,794	4,157
	Free State of Bavaria	0.010%	1/18/35	EUR	19,182	13,770
	Free State of Saxony	0.010%	10/15/27	EUR	2,500	2,330
	Free State of Saxony	0.010%	11/5/29	EUR	20,541	17,943
	Free State of Saxony	0.010%	12/17/35	EUR	17,349	11,933
	Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	8,192	8,334
	Gemeinsame Deutsche Bundeslaender	0.375%	4/17/25	EUR	9,752	9,853
	Gemeinsame Deutsche Bundeslaender	0.625%	2/13/29	EUR	1,951	1,803
	Gemeinsame Deutsche Bundeslaender	1.250%	5/4/29	EUR	15,000	14,278
	Gemeinsame Deutsche Bundeslaender	0.010%	8/26/30	EUR	17,551	14,866
	Investitionsbank Berlin	0.250%	2/3/32	EUR	5,500	4,503
[11]	KFW	1.375%	12/9/24	GBP	17,332	20,158
[11]	KFW	4.000%	2/27/25	AUD	13,771	8,643
[11]	KFW	0.010%	3/31/25	EUR	37,553	37,814
[11]	KFW	0.375%	4/23/25	EUR	14,141	14,294
[11]	KFW	5.500%	6/18/25	GBP	9,752	11,880
[11]	KFW	0.125%	6/30/25	EUR	183,310	183,732
[11]	KFW	2.500%	8/25/25	CHF	5,185	5,822
[11]	KFW	0.250%	9/15/25	EUR	55,886	55,903
[11]	KFW	4.125%	2/18/26	GBP	20,000	23,812
[11]	KFW	0.750%	2/19/26	CAD	4,905	3,224
[11]	KFW	0.375%	3/9/26	EUR	21,698	21,483
[11]	KFW	0.000%	6/15/26	EUR	39,860	38,798
[11]	KFW	1.250%	7/31/26	GBP	51,821	57,040
[11]	KFW	3.200%	9/11/26	AUD	9,143	5,521
[11]	KFW	0.000%	9/30/26	EUR	97,483	94,033
[11]	KFW	2.000%	2/15/27	AUD	700	404
[11]	KFW	0.625%	2/22/27	EUR	18,529	18,042
[11]	KFW	0.000%	3/31/27	EUR	26,737	25,391
[11]	KFW	1.250%	6/30/27	EUR	33,802	33,391
[11]	KFW	4.300%	7/13/27	AUD	10,000	6,187
[11]	KFW	3.750%	7/30/27	GBP	6,000	7,018
[11]	KFW	0.500%	9/15/27	EUR	19,908	19,014
[11]	KFW	0.750%	12/7/27	GBP	20,000	20,654
[11]	KFW	0.000%	12/15/27	EUR	15,905	14,750
[11]	KFW	0.625%	1/7/28	EUR	19,503	18,575
[11]	KFW	1.375%	2/2/28	SEK	65,270	5,360
[11]	KFW	2.750%	3/15/28	EUR	21,862	22,712
[11]	KFW	3.200%	3/15/28	AUD	17,647	10,353
[11]	KFW	0.750%	6/28/28	EUR	36,890	34,929
[11]	KFW	0.000%	9/15/28	EUR	78	71
[11]	KFW	3.125%	10/10/28	EUR	33,944	35,779
[11]	KFW	6.000%	12/7/28	GBP	4,876	6,237
[11]	KFW	0.750%	1/15/29	EUR	40,577	37,838
[11]	KFW	4.200%	2/8/29	AUD	5,000	3,022
[11]	KFW	0.000%	6/15/29	EUR	20,000	17,687
[11]	KFW	2.875%	12/28/29	EUR	45,000	46,583
[11]	KFW	0.375%	4/23/30	EUR	10,000	8,826
[11]	KFW	3.125%	6/7/30	EUR	22,307	23,372
[11]	KFW	0.000%	9/17/30	EUR	44,113	37,278
[11]	KFW	0.000%	1/10/31	EUR	37,454	31,295

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[11]	KFW	3.250%	3/24/31	EUR	30,200	31,842
[11]	KFW	0.125%	1/9/32	EUR	31,986	26,117
[11]	KFW	5.750%	6/7/32	GBP	5,120	6,659
[11]	KFW	2.750%	2/14/33	EUR	15,000	15,051
[11]	KFW	1.125%	5/9/33	EUR	3,948	3,413
[11]	KFW	2.875%	6/7/33	EUR	30,791	31,163
[11]	KFW	0.050%	9/29/34	EUR	12,373	9,057
[11]	KFW	1.375%	7/31/35	EUR	6,827	5,736
[11]	KFW	0.375%	5/20/36	EUR	1,670	1,199
[11]	KFW	5.000%	6/9/36	GBP	4,265	5,214
[11]	KFW	1.250%	7/4/36	EUR	11,216	9,026
[11]	KFW	4.875%	3/15/37	GBP	969	1,160
[11]	KFW	1.125%	3/31/37	EUR	22,993	17,906
[11]	KFW	4.700%	6/2/37	CAD	1,152	799
[11]	KFW	1.125%	6/15/37	EUR	4,876	3,769
[11]	KFW	2.600%	6/20/37	JPY	812,000	6,336
[11]	KFW	0.875%	7/4/39	EUR	2,439	1,731
	Land Baden-Wuerttemberg	0.625%	1/16/25	EUR	4,000	4,082
	Land Baden-Wuerttemberg	0.625%	2/9/27	EUR	4,876	4,740
	Land Baden-Wuerttemberg	0.800%	4/5/28	EUR	4,876	4,642
	Land Baden-Wuerttemberg	0.010%	7/9/32	EUR	15,604	12,379
	Land Berlin	0.500%	2/10/25	EUR	10,240	10,413
	Land Berlin	0.250%	4/22/25	EUR	4,876	4,915
	Land Berlin	0.625%	3/20/26	EUR	5,833	5,790
	Land Berlin	0.625%	2/8/27	EUR	2,731	2,654
	Land Berlin	0.010%	5/18/27	EUR	43,860	41,429
	Land Berlin	1.250%	6/1/28	EUR	9,000	8,714
	Land Berlin	0.010%	10/26/28	EUR	13,165	11,872
	Land Berlin	0.010%	7/2/30	EUR	32,115	27,297
	Land Berlin	1.300%	6/13/33	EUR	977	854
	Land Berlin	0.750%	4/3/34	EUR	2,917	2,345
	Land Berlin	0.125%	6/4/35	EUR	4,876	3,487
	Land Berlin	0.625%	8/25/36	EUR	1,219	892
	Land Berlin	1.375%	6/5/37	EUR	2,439	1,940
	Land Berlin	1.375%	8/27/38	EUR	2,439	1,888
	Land Berlin	0.050%	8/6/40	EUR	14,314	8,119
	Land Berlin	0.100%	1/18/41	EUR	24,939	14,094
	Land Schleswig-Holstein Germany	0.010%	10/22/26	EUR	12,300	11,827
	Land Thueringen	0.500%	5/12/25	EUR	2,194	2,217
	Land Thueringen	0.200%	10/26/26	EUR	7,314	7,068
	Land Thueringen	0.500%	3/2/29	EUR	15,000	13,752
	Land Thueringen	0.010%	3/24/31	EUR	5,000	4,152
	Land Thueringen	0.250%	3/5/40	EUR	3,999	2,417
	Land Thueringen	0.125%	1/13/51	EUR	4,366	1,724
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	8/7/25	AUD	5,780	3,612
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	7,314	7,194
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	2/25/27	EUR	7,500	7,216
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.750%	3/16/32	EUR	12,000	10,298
[11]	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	8,090	5,097
[11]	Landwirtschaftliche Rentenbank	0.500%	3/6/25	EUR	11,216	11,407
[11]	Landwirtschaftliche Rentenbank	0.000%	9/28/26	EUR	20,000	19,274
[11]	Landwirtschaftliche Rentenbank	0.875%	12/15/26	GBP	10,000	10,751
[11]	Landwirtschaftliche Rentenbank	0.100%	3/8/27	EUR	5,500	5,250
[11]	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	2,310	1,356
[11]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	15,749	15,206
[11]	Landwirtschaftliche Rentenbank	0.000%	9/22/27	EUR	5,600	5,230
[11]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	4,876	4,578
[11]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	2,140	1,256
[11]	Landwirtschaftliche Rentenbank	0.000%	7/19/28	EUR	5,690	5,183
[11]	Landwirtschaftliche Rentenbank	0.000%	12/13/28	EUR	10,000	8,990
[11]	Landwirtschaftliche Rentenbank	0.500%	2/28/29	EUR	30,084	27,617
[11]	Landwirtschaftliche Rentenbank	3.200%	5/25/29	AUD	10,790	6,157
[11]	Landwirtschaftliche Rentenbank	0.000%	11/27/29	EUR	18,155	15,799
[11]	Landwirtschaftliche Rentenbank	0.050%	12/18/29	EUR	6,000	5,229
[11]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	1,850	1,667
[11]	Landwirtschaftliche Rentenbank	0.050%	1/31/31	EUR	25,059	20,960
[11]	Landwirtschaftliche Rentenbank	2.750%	2/16/32	EUR	21,500	21,755

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Niedersachsen Invest GmbH	0.250%	7/16/35	EUR	10,000	7,281
NRW Bank	0.375%	12/16/24	GBP	25,000	28,705
NRW Bank	0.250%	3/10/25	EUR	7,314	7,385
NRW Bank	0.625%	2/11/26	EUR	7,314	7,263
NRW Bank	0.500%	5/11/26	EUR	5,855	5,763
NRW Bank	0.250%	9/28/26	EUR	2,901	2,808
NRW Bank	0.625%	2/23/27	EUR	7,314	7,091
NRW Bank	0.250%	3/16/27	EUR	205	196
NRW Bank	0.125%	4/12/27	EUR	7,948	7,537
NRW Bank	0.500%	9/13/27	EUR	7,314	6,954
NRW Bank	0.625%	1/4/28	EUR	3,413	3,239
NRW Bank	0.375%	5/16/29	EUR	3,535	3,190
NRW Bank	0.125%	2/4/30	EUR	25,000	21,689
NRW Bank	0.875%	4/12/34	EUR	331	268
NRW Bank	0.100%	7/9/35	EUR	13,519	9,504
NRW Bank	1.200%	3/28/39	EUR	5,000	3,674
NRW Bank	0.500%	6/17/41	EUR	4,000	2,422
NRW Bank	1.250%	5/13/49	EUR	4,876	2,962
State of Brandenburg	0.010%	6/26/28	EUR	15,696	14,310
State of Brandenburg	0.125%	2/4/30	EUR	3,275	2,851
State of Brandenburg	0.050%	7/1/31	EUR	14,013	11,565
State of Brandenburg	3.000%	7/20/33	EUR	8,000	8,207
State of Brandenburg	0.750%	8/8/36	EUR	4,876	3,640
State of Brandenburg	1.450%	11/26/38	EUR	6,875	5,354
State of Brandenburg	0.300%	10/4/49	EUR	488	219
State of Bremen	0.500%	3/3/25	EUR	6,339	6,432
State of Bremen	3.000%	3/2/33	EUR	9,000	9,193
State of Bremen	1.200%	1/30/34	EUR	100	85
State of Bremen	1.500%	11/12/38	EUR	2,404	1,880
State of Bremen	1.000%	5/27/39	EUR	6,097	4,333
State of Bremen	0.500%	5/6/41	EUR	9,740	5,917
State of Bremen	0.550%	2/4/50	EUR	8,635	4,122
State of Hesse	0.500%	2/17/25	EUR	5,120	5,205
State of Hesse	0.000%	3/10/25	EUR	10,000	10,082
State of Hesse	0.250%	6/10/25	EUR	12,190	12,251
State of Hesse	0.000%	4/14/26	EUR	878	856
State of Hesse	0.375%	7/6/26	EUR	29,207	28,599
State of Hesse	0.625%	8/2/28	EUR	4,876	4,568
State of Hesse	0.010%	3/11/30	EUR	12,829	11,048
State of Hesse	0.000%	11/8/30	EUR	12,190	10,248
State of Hesse	0.125%	10/10/31	EUR	9,600	7,888
State of Hesse	1.300%	10/10/33	EUR	3,901	3,386
State of Lower Saxony	0.625%	1/20/25	EUR	4,876	4,976
State of Lower Saxony	0.125%	3/7/25	EUR	1,951	1,972
State of Lower Saxony	0.500%	6/13/25	EUR	39,274	39,626
State of Lower Saxony	0.000%	9/15/25	EUR	35,000	34,752
State of Lower Saxony	0.375%	1/9/26	EUR	10,087	9,999
State of Lower Saxony	0.500%	6/8/26	EUR	1,219	1,200
State of Lower Saxony	0.010%	9/8/26	EUR	14,269	13,750
State of Lower Saxony	0.000%	2/11/27	EUR	6,000	5,710
State of Lower Saxony	0.010%	11/25/27	EUR	37,521	34,826
State of Lower Saxony	0.750%	2/15/28	EUR	7,314	6,968
State of Lower Saxony	0.010%	2/19/29	EUR	9,518	8,489
State of Lower Saxony	0.375%	5/14/29	EUR	2,926	2,646
State of Lower Saxony	0.125%	1/10/30	EUR	4,876	4,249
State of Lower Saxony	0.010%	8/13/30	EUR	33,963	28,785
State of Lower Saxony	0.010%	1/10/31	EUR	5,331	4,453
State of Lower Saxony	0.050%	3/9/35	EUR	9,974	7,114
State of North Rhine-Westphalia Germany	1.000%	1/16/25	EUR	55	56
State of North Rhine-Westphalia Germany	0.500%	3/11/25	EUR	1,464	1,486
State of North Rhine-Westphalia Germany	2.000%	10/15/25	EUR	1,464	1,508
State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	7,314	7,301
State of North Rhine-Westphalia Germany	0.250%	3/13/26	EUR	44,756	44,012
State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	4,876	4,814
State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	9,947	9,614
State of North Rhine-Westphalia Germany	0.200%	3/31/27	EUR	20,205	19,265
State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	13,652	13,094

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
State of North Rhine-Westphalia Germany	0.000%	1/15/29	EUR	6,681	5,969
State of North Rhine-Westphalia Germany	0.200%	4/9/30	EUR	3,840	3,341
State of North Rhine-Westphalia Germany	0.125%	6/4/31	EUR	12,000	9,988
State of North Rhine-Westphalia Germany	0.625%	7/21/31	EUR	7,314	6,313
State of North Rhine-Westphalia Germany	2.750%	1/15/32	EUR	25,000	25,211
State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	11,748	11,378
State of North Rhine-Westphalia Germany	2.900%	6/7/33	EUR	25,000	25,278
State of North Rhine-Westphalia Germany	1.100%	3/13/34	EUR	13,168	11,028
State of North Rhine-Westphalia Germany	0.000%	10/12/35	EUR	31,655	21,801
State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	6,827	5,499
State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	12,000	9,787
State of North Rhine-Westphalia Germany	0.500%	11/25/39	EUR	18,224	11,721
State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	2,258	1,711
State of North Rhine-Westphalia Germany	0.600%	6/4/41	EUR	11,573	7,182
State of North Rhine-Westphalia Germany	0.750%	8/16/41	EUR	977	620
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	2,439	1,727
State of North Rhine-Westphalia Germany	1.000%	10/16/46	EUR	265	159
State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	34,200	23,816
State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	4,876	3,263
State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	5,792	3,081
State of North Rhine-Westphalia Germany	0.375%	9/2/50	EUR	16,605	7,343
State of North Rhine-Westphalia Germany	0.200%	1/27/51	EUR	18,134	7,412
State of North Rhine-Westphalia Germany	0.500%	1/15/52	EUR	11,530	5,190
State of North Rhine-Westphalia Germany	2.900%	1/15/53	EUR	3,000	2,641
State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	8,266	5,230
State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	15,018	8,744
State of North Rhine-Westphalia Germany	3.400%	3/7/73	EUR	8,000	7,608
State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	14,185	8,429
State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	9,518	5,850
State of North Rhine-Westphalia Germany	1.375%	1/15/20	EUR	12,019	5,069
State of North Rhine-Westphalia Germany	0.950%	1/10/21	EUR	18,536	6,327
State of North Rhine-Westphalia Germany	1.450%	1/19/22	EUR	5,283	2,249
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	2,926	2,980
State of Rhineland-Palatinate	0.100%	8/18/26	EUR	4,876	4,725
State of Rhineland-Palatinate	0.375%	1/26/27	EUR	4,876	4,700
State of Rhineland-Palatinate	0.700%	1/26/28	EUR	4,876	4,643
State of Rhineland-Palatinate	0.750%	2/23/32	EUR	37,317	32,057
State of Rhineland-Palatinate	0.375%	4/1/41	EUR	3,400	2,044
State of Rhineland-Palatinate	0.375%	3/10/51	EUR	3,988	1,746
State of Saxony-Anhalt	0.500%	6/25/27	EUR	1,219	1,168
State of Saxony-Anhalt	0.000%	3/10/31	EUR	20,000	16,615
State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	17,458	17,210
State of Schleswig-Holstein Germany	1.375%	7/14/27	EUR	15,000	14,889
State of Schleswig-Holstein Germany	0.250%	4/18/28	EUR	977	907
State of Schleswig-Holstein Germany	0.625%	8/31/28	EUR	3,341	3,121
State of Schleswig-Holstein Germany	0.010%	11/26/29	EUR	14,331	12,472
State of Schleswig-Holstein Germany	0.010%	5/22/30	EUR	6,998	5,982
State of Schleswig-Holstein Germany	0.050%	7/8/31	EUR	5,852	4,831
					8,619,333
Hong Kong (0.0%)
Hong Kong Government Bond Programme	0.360%	4/15/24	HKD	75,200	9,424
Hong Kong Government Bond Programme	1.680%	1/21/26	HKD	4,950	599
Hong Kong Government Bond Programme	3.375%	6/7/27	EUR	5,000	5,250
Hong Kong Government Bond Programme	1.250%	6/29/27	HKD	3,000	347
Hong Kong Government Bond Programme	1.970%	1/17/29	HKD	58,850	6,800
Hong Kong Government Bond Programme	2.130%	7/16/30	HKD	45,500	5,172
Hong Kong Government Bond Programme	1.890%	3/2/32	HKD	3,200	346
Hong Kong Government Bond Programme	3.750%	6/7/32	EUR	6,000	6,250
Hong Kong Government Bond Programme	2.020%	3/7/34	HKD	13,600	1,409
					35,597
Hungary (0.2%)
Republic of Hungary	6.000%	11/24/23	HUF	1,424,940	3,933
Republic of Hungary	3.000%	6/26/24	HUF	2,000,000	5,334
Republic of Hungary	2.500%	10/24/24	HUF	6,103,250	15,954
Republic of Hungary	5.500%	6/24/25	HUF	2,956,340	7,867
Republic of Hungary	1.250%	10/22/25	EUR	6,582	6,552

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Hungary	1.000%	11/26/25	HUF	1,842,120	4,455
	Republic of Hungary	1.500%	4/22/26	HUF	5,341,310	12,736
	Republic of Hungary	2.750%	12/22/26	HUF	3,403,180	8,097
	Republic of Hungary	5.000%	2/22/27	EUR	3,244	3,451
	Republic of Hungary	1.750%	10/10/27	EUR	2,146	2,028
	Republic of Hungary	3.000%	10/27/27	HUF	9,755,340	22,842
	Republic of Hungary	4.500%	3/23/28	HUF	20,673,470	50,736
[3]	Republic of Hungary	0.125%	9/21/28	EUR	3,728	3,086
	Republic of Hungary	2.000%	5/23/29	HUF	1,974,720	4,179
	Republic of Hungary	3.000%	8/21/30	HUF	9,545,870	20,464
[3]	Republic of Hungary	4.250%	6/16/31	EUR	2,800	2,727
	Republic of Hungary	3.250%	10/22/31	HUF	465,190	980
	Republic of Hungary	1.625%	4/28/32	EUR	18,413	14,504
	Republic of Hungary	4.750%	11/24/32	HUF	8,500,000	19,219
	Republic of Hungary	2.250%	4/20/33	HUF	5,247,780	9,611
	Republic of Hungary	5.375%	9/12/33	EUR	5,000	5,075
	Republic of Hungary	1.750%	6/5/35	EUR	2,869	2,053
	Republic of Hungary	3.000%	10/27/38	HUF	1,469,000	2,426
	Republic of Hungary	3.000%	4/25/41	HUF	2,620,910	4,069
	Republic of Hungary	1.500%	11/17/50	EUR	3,681	1,880
						234,258
Iceland (0.0%)
	Republic of Iceland	0.625%	6/3/26	EUR	2,265	2,205
Indonesia (1.1%)
	Indonesia Treasury Bond	6.500%	6/15/25	IDR	945,611,000	59,135
	Indonesia Treasury Bond	7.250%	2/15/26	IDR	138,087,000	8,744
	Indonesia Treasury Bond	5.500%	4/15/26	IDR	938,101,000	57,024
	Indonesia Treasury Bond	8.375%	9/15/26	IDR	330,525,000	21,485
	Indonesia Treasury Bond	5.125%	4/15/27	IDR	635,731,000	37,695
	Indonesia Treasury Bond	7.000%	5/15/27	IDR	730,214,000	45,787
	Indonesia Treasury Bond	6.125%	5/15/28	IDR	706,587,000	42,726
	Indonesia Treasury Bond	6.375%	8/15/28	IDR	600,000,000	36,637
	Indonesia Treasury Bond	9.000%	3/15/29	IDR	24,484,000	1,666
	Indonesia Treasury Bond	8.250%	5/15/29	IDR	710,151,000	46,849
	Indonesia Treasury Bond	7.000%	9/15/30	IDR	978,735,000	60,976
	Indonesia Treasury Bond	6.500%	2/15/31	IDR	953,002,000	57,607
	Indonesia Treasury Bond	8.750%	5/15/31	IDR	187,925,000	12,826
	Indonesia Treasury Bond	6.375%	4/15/32	IDR	784,458,000	47,136
	Indonesia Treasury Bond	7.500%	8/15/32	IDR	318,879,000	20,388
	Indonesia Treasury Bond	7.000%	2/15/33	IDR	1,264,000,000	78,810
	Indonesia Treasury Bond	6.625%	5/15/33	IDR	795,898,000	48,377
	Indonesia Treasury Bond	8.375%	3/15/34	IDR	674,148,000	45,949
	Indonesia Treasury Bond	7.500%	6/15/35	IDR	577,006,000	36,956
	Indonesia Treasury Bond	8.250%	5/15/36	IDR	509,661,000	34,691
	Indonesia Treasury Bond	9.750%	5/15/37	IDR	63,792,000	4,870
	Indonesia Treasury Bond	7.500%	5/15/38	IDR	446,806,000	28,655
	Indonesia Treasury Bond	7.125%	6/15/38	IDR	310,000,000	19,335
	Indonesia Treasury Bond	8.375%	4/15/39	IDR	523,168,000	36,261
	Indonesia Treasury Bond	7.500%	4/15/40	IDR	811,318,000	52,451
	Indonesia Treasury Bond	9.500%	5/15/41	IDR	81,900,000	6,341
	Indonesia Treasury Bond	7.125%	6/15/42	IDR	475,210,000	29,683
	Indonesia Treasury Bond	7.125%	6/15/43	IDR	770,000,000	48,231
	Indonesia Treasury Bond	7.375%	5/15/48	IDR	422,095,000	26,990
	Indonesia Treasury Bond	6.875%	8/15/51	IDR	286,019,000	17,454
	Republic of Indonesia	1.750%	4/24/25	EUR	9,248	9,381
	Republic of Indonesia	0.740%	5/26/26	JPY	300,000	1,969
	Republic of Indonesia	1.450%	9/18/26	EUR	2,196	2,125
	Republic of Indonesia	0.900%	2/14/27	EUR	10,565	9,898
	Republic of Indonesia	3.750%	6/14/28	EUR	11,139	11,468
	Republic of Indonesia	1.000%	7/28/29	EUR	4,571	3,953
	Republic of Indonesia	1.100%	3/12/33	EUR	4,669	3,541
						1,114,070
Ireland (0.5%)
	Republic of Ireland	1.000%	5/15/26	EUR	44,834	45,098
	Republic of Ireland	0.200%	5/15/27	EUR	58,472	56,057

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Ireland	0.900%	5/15/28	EUR	36,715	35,414
	Republic of Ireland	1.100%	5/15/29	EUR	24,380	23,233
	Republic of Ireland	0.200%	10/18/30	EUR	34,508	29,891
	Republic of Ireland	1.350%	3/18/31	EUR	19,503	18,183
	Republic of Ireland	0.000%	10/18/31	EUR	121,403	99,934
	Republic of Ireland	0.350%	10/18/32	EUR	42,317	34,905
	Republic of Ireland	1.300%	5/15/33	EUR	19,947	17,657
	Republic of Ireland	0.400%	5/15/35	EUR	10,906	8,199
	Republic of Ireland	1.700%	5/15/37	EUR	2,523	2,122
	Republic of Ireland	0.550%	4/22/41	EUR	81,592	51,876
	Republic of Ireland	2.000%	2/18/45	EUR	39,344	30,520
	Republic of Ireland	1.500%	5/15/50	EUR	40,611	26,359
						479,448
Isle of Man (0.0%)
	Isle of Man	1.625%	9/14/51	GBP	5,732	3,037
Israel (0.3%)
	State of Israel	1.500%	11/30/23	ILS	26,840	6,624
	State of Israel	0.500%	4/30/25	ILS	117,522	27,565
	State of Israel	1.750%	8/31/25	ILS	202,383	47,948
	State of Israel	0.500%	2/27/26	ILS	78,045	17,718
	State of Israel	6.250%	10/30/26	ILS	27,603	7,211
	State of Israel	1.500%	1/18/27	EUR	12,456	11,788
	State of Israel	2.000%	3/31/27	ILS	79,333	18,230
	State of Israel	2.250%	9/28/28	ILS	166,992	37,630
	State of Israel	1.500%	1/16/29	EUR	5,439	4,838
	State of Israel	1.000%	3/31/30	ILS	133,975	26,928
	State of Israel	0.625%	1/18/32	EUR	3,066	2,316
	State of Israel	1.300%	4/30/32	ILS	60,000	11,475
	State of Israel	1.500%	5/31/37	ILS	35,629	5,850
	State of Israel	5.500%	1/31/42	ILS	32,324	8,427
	State of Israel	3.750%	3/31/47	ILS	131,154	25,813
	State of Israel	2.500%	1/16/49	EUR	3,219	2,337
	State of Israel	2.800%	11/29/52	ILS	97,330	15,140
						277,838
Italy (6.7%)
	Acquirente Unico SpA	2.800%	2/20/26	EUR	4,000	4,051
	Cassa Depositi e Prestiti SpA	1.500%	4/9/25	EUR	3,900	3,977
	Cassa Depositi e Prestiti SpA	1.875%	2/7/26	EUR	2,500	2,517
	Cassa Depositi e Prestiti SpA	2.000%	4/20/27	EUR	7,400	7,279
	Cassa Depositi e Prestiti SpA	1.000%	2/11/30	EUR	8,400	7,138
	Italy Buoni Poliennali Del Tesoro	1.450%	11/15/24	EUR	28,252	29,183
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/24	EUR	87,159	90,919
	Italy Buoni Poliennali Del Tesoro	0.000%	12/15/24	EUR	57,263	58,085
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	3/1/25	EUR	100,491	107,893
	Italy Buoni Poliennali Del Tesoro	3.400%	3/28/25	EUR	239,853	252,331
	Italy Buoni Poliennali Del Tesoro	1.450%	5/15/25	EUR	145,000	148,245
	Italy Buoni Poliennali Del Tesoro	1.500%	6/1/25	EUR	86,354	88,163
[3]	Italy Buoni Poliennali Del Tesoro	1.850%	7/1/25	EUR	89,123	91,328
	Italy Buoni Poliennali Del Tesoro	1.200%	8/15/25	EUR	103,284	104,423
	Italy Buoni Poliennali Del Tesoro	3.600%	9/29/25	EUR	100,097	105,513
	Italy Buoni Poliennali Del Tesoro	3.500%	1/15/26	EUR	168,865	177,690
	Italy Buoni Poliennali Del Tesoro	0.000%	4/1/26	EUR	75,000	72,537
	Italy Buoni Poliennali Del Tesoro	3.800%	4/15/26	EUR	203,439	215,407
	Italy Buoni Poliennali Del Tesoro	1.600%	6/1/26	EUR	50,000	50,072
	Italy Buoni Poliennali Del Tesoro	2.100%	7/15/26	EUR	129,175	130,887
	Italy Buoni Poliennali Del Tesoro	0.000%	8/1/26	EUR	125,660	119,933
	Italy Buoni Poliennali Del Tesoro	3.850%	9/15/26	EUR	135,000	142,978
	Italy Buoni Poliennali Del Tesoro	7.250%	11/1/26	EUR	50,175	58,199
	Italy Buoni Poliennali Del Tesoro	0.850%	1/15/27	EUR	80,136	77,300
	Italy Buoni Poliennali Del Tesoro	1.100%	4/1/27	EUR	156,114	150,963
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/27	EUR	75,008	74,422
	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/27	EUR	51,525	48,850
	Italy Buoni Poliennali Del Tesoro	6.500%	11/1/27	EUR	32,315	37,437
	Italy Buoni Poliennali Del Tesoro	2.650%	12/1/27	EUR	70,059	70,650
	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/28	EUR	190,622	172,086

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Italy Buoni Poliennali Del Tesoro	3.400%	4/1/28	EUR	190,842	197,292
	Italy Buoni Poliennali Del Tesoro	0.500%	7/15/28	EUR	139,312	125,557
	Italy Buoni Poliennali Del Tesoro	3.800%	8/1/28	EUR	206,084	215,975
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/28	EUR	50,000	54,588
	Italy Buoni Poliennali Del Tesoro	4.100%	2/1/29	EUR	33,835	35,760
	Italy Buoni Poliennali Del Tesoro	2.800%	6/15/29	EUR	118,698	117,157
	Italy Buoni Poliennali Del Tesoro	3.000%	8/1/29	EUR	80,429	80,237
	Italy Buoni Poliennali Del Tesoro	5.250%	11/1/29	EUR	38,935	43,546
	Italy Buoni Poliennali Del Tesoro	3.850%	12/15/29	EUR	111,389	115,445
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/30	EUR	71,781	72,939
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/30	EUR	40,825	36,196
	Italy Buoni Poliennali Del Tesoro	3.700%	6/15/30	EUR	87,761	89,700
	Italy Buoni Poliennali Del Tesoro	0.950%	8/1/30	EUR	75,122	63,878
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/30	EUR	95,847	84,784
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/31	EUR	114,505	94,912
	Italy Buoni Poliennali Del Tesoro	6.000%	5/1/31	EUR	124,245	145,391
[3]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/31	EUR	127,541	101,487
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	10/30/31	EUR	140,562	144,662
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	12/1/31	EUR	72,000	58,278
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/32	EUR	102,846	87,728
	Italy Buoni Poliennali Del Tesoro	0.950%	6/1/32	EUR	65,399	51,912
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/32	EUR	68,494	61,565
	Italy Buoni Poliennali Del Tesoro	5.750%	2/1/33	EUR	94,810	108,943
	Italy Buoni Poliennali Del Tesoro	4.400%	5/1/33	EUR	143,790	149,566
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/33	EUR	14,386	12,610
	Italy Buoni Poliennali Del Tesoro	4.350%	11/1/33	EUR	70,000	72,072
	Italy Buoni Poliennali Del Tesoro	4.200%	3/1/34	EUR	38,000	38,470
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/34	EUR	109,264	117,567
[3]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/35	EUR	70,100	64,513
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	4/30/35	EUR	165,576	162,710
[3]	Italy Buoni Poliennali Del Tesoro	1.450%	3/1/36	EUR	21,814	15,769
[3]	Italy Buoni Poliennali Del Tesoro	2.250%	9/1/36	EUR	25,000	19,816
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/37	EUR	73,920	71,464
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/37	EUR	68,377	44,701
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	3/1/38	EUR	93,614	81,340
[3]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/38	EUR	59,597	49,641
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/39	EUR	98,664	103,720
[3]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/40	EUR	47,884	39,743
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/40	EUR	89,462	93,771
[3]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/41	EUR	85,982	57,193
[3]	Italy Buoni Poliennali Del Tesoro	4.450%	9/1/43	EUR	27,351	26,402
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	80,212	80,318
[3]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/45	EUR	66,713	38,172
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/46	EUR	73,973	58,922
[3]	Italy Buoni Poliennali Del Tesoro	2.700%	3/1/47	EUR	82,000	58,897
[3]	Italy Buoni Poliennali Del Tesoro	3.450%	3/1/48	EUR	62,810	51,301
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/49	EUR	134,047	115,867
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/50	EUR	42,796	28,004
[3]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/51	EUR	4,184	2,273
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	9/1/52	EUR	79,742	47,409
[3]	Italy Buoni Poliennali Del Tesoro	4.500%	10/1/53	EUR	96,387	90,587
[3]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/67	EUR	47,014	30,291
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	3/1/72	EUR	12,000	6,411
	Republic of Italy	6.000%	8/4/28	GBP	5,802	7,072
						6,724,980
Japan (12.8%)
	Aichi Prefecture	0.050%	9/20/29	JPY	400,000	2,546
	Aichi Prefecture	0.772%	9/20/33	JPY	300,000	1,924
	Deposit Insurance Corp. of Japan	0.100%	12/10/24	JPY	1,500,000	9,895
	Development Bank of Japan Inc.	0.466%	12/12/24	JPY	292,500	1,937
	Development Bank of Japan Inc.	1.250%	1/31/25	GBP	15,005	17,297
	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	195,000	1,292
	Development Bank of Japan Inc.	0.425%	9/11/25	JPY	369,100	2,445
	Development Bank of Japan Inc.	0.875%	10/10/25	EUR	28,731	28,784
	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	22,200	146
	Fukuoka Prefecture	0.432%	6/18/49	JPY	350,000	1,617
	Hyogo Prefecture	1.020%	7/13/29	JPY	750,000	5,057

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Hyogo Prefecture	1.400%	9/8/34	JPY	200,000	1,349
Japan	0.005%	11/1/24	JPY	8,000,000	52,784
Japan	0.005%	12/1/24	JPY	11,400,000	75,205
Japan	0.100%	12/20/24	JPY	9,867,700	65,161
Japan	0.300%	12/20/24	JPY	4,905,100	32,463
Japan	0.500%	12/20/24	JPY	3,769,050	25,001
Japan	0.005%	1/1/25	JPY	15,000,000	98,937
Japan	0.005%	2/1/25	JPY	10,000,000	65,948
Japan	0.005%	3/1/25	JPY	6,500,000	42,860
Japan	0.100%	3/20/25	JPY	7,801,350	51,506
Japan	0.400%	3/20/25	JPY	4,810,000	31,887
Japan	2.000%	3/20/25	JPY	36,600	248
Japan	0.005%	4/1/25	JPY	6,500,000	42,853
Japan	0.005%	5/1/25	JPY	14,200,000	93,598
Japan	0.005%	6/1/25	JPY	14,264,500	93,998
Japan	0.100%	6/20/25	JPY	17,519,400	115,629
Japan	0.400%	6/20/25	JPY	4,047,000	26,840
Japan	1.900%	6/20/25	JPY	560,800	3,810
Japan	2.100%	6/20/25	JPY	1,462,750	9,968
Japan	0.005%	7/1/25	JPY	17,883,000	117,821
Japan	0.005%	8/1/25	JPY	5,000,000	32,946
Japan	0.005%	9/1/25	JPY	10,000,000	65,829
Japan	0.100%	9/20/25	JPY	12,932,700	85,299
Japan	0.400%	9/20/25	JPY	1,557,850	10,333
Japan	2.100%	9/20/25	JPY	97,500	667
Japan	0.005%	10/1/25	JPY	10,000,000	65,806
Japan	0.100%	12/20/25	JPY	11,168,900	73,620
Japan	0.300%	12/20/25	JPY	4,368,200	28,913
Japan	2.000%	12/20/25	JPY	1,628,550	11,168
Japan	0.005%	3/20/26	JPY	12,910,900	84,841
Japan	0.100%	3/20/26	JPY	2,486,700	16,379
Japan	2.100%	3/20/26	JPY	419,350	2,893
Japan	2.200%	3/20/26	JPY	390,050	2,697
Japan	0.005%	6/20/26	JPY	8,381,900	55,028
Japan	0.100%	6/20/26	JPY	2,649,200	17,434
Japan	0.005%	9/20/26	JPY	4,996,650	32,764
Japan	0.100%	9/20/26	JPY	3,391,300	22,297
Japan	2.200%	9/20/26	JPY	29,300	204
Japan	2.300%	9/20/26	JPY	17,100	120
Japan	0.005%	12/20/26	JPY	18,100,200	118,522
Japan	0.100%	12/20/26	JPY	6,316,650	41,482
Japan	2.100%	12/20/26	JPY	2,437,950	17,011
Japan	0.005%	3/20/27	JPY	22,513,350	147,190
Japan	0.100%	3/20/27	JPY	7,478,050	49,047
Japan	0.100%	3/20/27	JPY	15,608,850	102,376
Japan	2.000%	3/20/27	JPY	487,600	3,403
Japan	2.100%	3/20/27	JPY	170,700	1,195
Japan	0.005%	6/20/27	JPY	27,604,000	180,148
Japan	0.100%	6/20/27	JPY	9,557,150	62,583
Japan	2.300%	6/20/27	JPY	9,800	69
Japan	0.100%	9/20/27	JPY	10,587,000	69,209
Japan	0.100%	9/20/27	JPY	23,700,000	154,934
Japan	2.200%	9/20/27	JPY	1,007,350	7,123
Japan	0.100%	12/20/27	JPY	10,492,600	68,473
Japan	0.200%	12/20/27	JPY	8,000,000	52,422
Japan	0.300%	12/20/27	JPY	3,000,000	19,738
Japan	2.100%	12/20/27	JPY	1,092,700	7,720
Japan	0.100%	3/20/28	JPY	9,007,950	58,658
Japan	0.100%	3/20/28	JPY	17,253,000	112,350
Japan	0.200%	3/20/28	JPY	9,450,000	61,806
Japan	2.200%	3/20/28	JPY	1,925,950	13,697
Japan	2.400%	3/20/28	JPY	2,852,400	20,447
Japan	0.100%	6/20/28	JPY	11,893,400	77,269
Japan	0.100%	6/20/28	JPY	7,000,000	45,480
Japan	0.200%	6/20/28	JPY	8,500,000	55,475
Japan	0.300%	6/20/28	JPY	10,000,000	65,551
Japan	2.400%	6/20/28	JPY	3,260,200	23,440

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.100%	9/20/28	JPY	6,689,800	43,364
Japan	2.100%	9/20/28	JPY	2,986,900	21,251
Japan	2.200%	9/20/28	JPY	585,150	4,182
Japan	0.100%	12/20/28	JPY	8,723,850	56,438
Japan	1.900%	12/20/28	JPY	3,530,200	24,960
Japan	2.100%	12/20/28	JPY	292,600	2,088
Japan	0.100%	3/20/29	JPY	7,240,600	46,744
Japan	1.900%	3/20/29	JPY	2,023,500	14,336
Japan	2.100%	3/20/29	JPY	2,200,500	15,742
Japan	0.100%	6/20/29	JPY	5,181,850	33,377
Japan	2.100%	6/20/29	JPY	2,696,400	19,337
Japan	0.100%	9/20/29	JPY	5,205,600	33,455
Japan	2.100%	9/20/29	JPY	5,792,650	41,641
Japan	2.800%	9/20/29	JPY	1,316,550	9,814
Japan	0.100%	12/20/29	JPY	6,308,450	40,448
Japan	2.100%	12/20/29	JPY	6,356,900	45,792
Japan	2.200%	12/20/29	JPY	2,798,800	20,271
Japan	0.100%	3/20/30	JPY	2,000,000	12,786
Japan	2.100%	3/20/30	JPY	6,989,050	50,422
Japan	2.200%	3/20/30	JPY	4,771,850	34,622
Japan	2.300%	5/20/30	JPY	82,900	606
Japan	0.100%	6/20/30	JPY	9,066,950	57,759
Japan	1.600%	6/20/30	JPY	277,950	1,948
Japan	1.800%	6/20/30	JPY	19,550	139
Japan	2.000%	6/20/30	JPY	2,437,950	17,504
Japan	0.100%	9/20/30	JPY	2,883,650	18,295
Japan	1.800%	9/20/30	JPY	682,650	4,846
Japan	1.900%	9/20/30	JPY	2,130,750	15,219
Japan	0.100%	12/20/30	JPY	12,079,600	76,371
Japan	2.000%	12/20/30	JPY	1,462,800	10,519
Japan	2.100%	12/20/30	JPY	5,383,600	38,954
Japan	0.100%	3/20/31	JPY	5,583,450	35,177
Japan	1.900%	3/20/31	JPY	2,925,550	20,917
Japan	2.000%	3/20/31	JPY	5,938,750	42,735
Japan	2.200%	3/20/31	JPY	1,643,800	11,985
Japan	0.100%	6/20/31	JPY	12,795,650	80,282
Japan	1.800%	6/20/31	JPY	3,599,750	25,562
Japan	1.900%	6/20/31	JPY	4,101,150	29,319
Japan	0.100%	9/20/31	JPY	14,862,500	92,902
Japan	1.700%	9/20/31	JPY	9,189,650	64,798
Japan	1.800%	9/20/31	JPY	7,223,450	51,292
Japan	0.100%	12/20/31	JPY	5,498,300	34,231
Japan	1.700%	12/20/31	JPY	6,066,800	42,768
Japan	1.800%	12/20/31	JPY	10,117,350	71,854
Japan	0.200%	3/20/32	JPY	1,300,000	8,132
Japan	1.600%	3/20/32	JPY	4,363,850	30,533
Japan	1.700%	3/20/32	JPY	3,010,300	21,223
Japan	1.800%	3/20/32	JPY	5,951,000	42,277
Japan	2.300%	5/20/32	JPY	1,200,000	8,850
Japan	0.200%	6/20/32	JPY	10,900,000	67,941
Japan	1.500%	6/20/32	JPY	3,971,850	27,565
Japan	1.600%	6/20/32	JPY	4,015,400	28,085
Japan	1.700%	6/20/32	JPY	2,800,000	19,739
Japan	0.200%	9/20/32	JPY	3,000,000	18,619
Japan	1.700%	9/20/32	JPY	11,837,900	83,504
Japan	1.800%	11/22/32	JPY	1,200,000	8,531
Japan	0.500%	12/20/32	JPY	5,600,000	35,643
Japan	1.700%	12/20/32	JPY	7,875,600	55,549
Japan	1.800%	12/20/32	JPY	4,625,550	32,881
Japan	0.500%	3/20/33	JPY	16,450,000	104,419
Japan	1.100%	3/20/33	JPY	1,200,000	8,036
Japan	1.500%	3/20/33	JPY	6,038,850	41,871
Japan	1.600%	3/20/33	JPY	7,493,850	52,403
Japan	0.400%	6/20/33	JPY	11,500,000	72,127
Japan	1.700%	6/20/33	JPY	2,152,750	15,188
Japan	1.700%	6/20/33	JPY	11,321,550	79,878
Japan	0.800%	9/20/33	JPY	1,500,000	9,760

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	1.700%	9/20/33	JPY	11,247,400	79,357
Japan	1.600%	12/20/33	JPY	8,848,700	61,830
Japan	2.000%	12/20/33	JPY	2,560,800	18,542
Japan	1.500%	3/20/34	JPY	8,735,200	60,417
Japan	2.400%	3/20/34	JPY	1,804,100	13,533
Japan	1.500%	6/20/34	JPY	11,287,850	77,959
Japan	2.500%	6/20/34	JPY	1,581,550	11,971
Japan	1.400%	9/20/34	JPY	14,414,050	98,439
Japan	2.500%	9/20/34	JPY	195,050	1,477
Japan	1.200%	12/20/34	JPY	12,236,350	81,731
Japan	2.400%	12/20/34	JPY	1,121,450	8,418
Japan	1.200%	3/20/35	JPY	11,679,700	77,877
Japan	2.300%	3/20/35	JPY	1,219,000	9,069
Japan	1.300%	6/20/35	JPY	8,294,150	55,776
Japan	2.300%	6/20/35	JPY	1,745,550	12,992
Japan	1.200%	9/20/35	JPY	10,302,000	68,409
Japan	2.500%	9/20/35	JPY	487,600	3,701
Japan	1.000%	12/20/35	JPY	11,979,950	77,596
Japan	2.300%	12/20/35	JPY	1,223,850	9,109
Japan	0.400%	3/20/36	JPY	8,935,200	53,658
Japan	2.500%	3/20/36	JPY	1,076,600	8,176
Japan	0.200%	6/20/36	JPY	9,927,100	57,849
Japan	2.500%	6/20/36	JPY	707,050	5,370
Japan	0.500%	9/20/36	JPY	11,832,150	71,358
Japan	2.500%	9/20/36	JPY	292,600	2,222
Japan	0.600%	12/20/36	JPY	10,634,600	64,704
Japan	2.300%	12/20/36	JPY	393,950	2,929
Japan	0.700%	3/20/37	JPY	11,279,500	69,212
Japan	2.400%	3/20/37	JPY	2,462,150	18,492
Japan	0.600%	6/20/37	JPY	10,660,750	64,296
Japan	0.600%	9/20/37	JPY	13,826,450	83,057
Japan	2.500%	9/20/37	JPY	1,128,350	8,567
Japan	0.600%	12/20/37	JPY	10,388,600	62,118
Japan	0.500%	3/20/38	JPY	13,964,950	81,914
Japan	2.500%	3/20/38	JPY	3,832,300	29,052
Japan	0.500%	6/20/38	JPY	15,783,200	92,141
Japan	0.700%	9/20/38	JPY	13,188,200	78,934
Japan	2.400%	9/20/38	JPY	2,954,600	22,117
Japan	0.500%	12/20/38	JPY	17,131,150	99,077
Japan	0.400%	3/20/39	JPY	12,384,200	70,109
Japan	2.300%	3/20/39	JPY	3,658,050	27,005
Japan	0.300%	6/20/39	JPY	14,087,600	78,027
Japan	0.300%	9/20/39	JPY	11,447,050	63,046
Japan	2.200%	9/20/39	JPY	4,753,150	34,561
Japan	0.300%	12/20/39	JPY	14,248,200	77,982
Japan	0.400%	3/20/40	JPY	13,226,800	73,237
Japan	2.300%	3/20/40	JPY	4,803,150	35,284
Japan	0.400%	6/20/40	JPY	17,981,350	98,934
Japan	0.400%	9/20/40	JPY	20,256,200	110,899
Japan	2.000%	9/20/40	JPY	8,765,300	61,689
Japan	0.500%	12/20/40	JPY	19,946,750	110,576
Japan	0.500%	3/20/41	JPY	20,395,350	112,574
Japan	2.200%	3/20/41	JPY	7,169,300	51,695
Japan	0.400%	6/20/41	JPY	22,551,250	121,615
Japan	0.500%	9/20/41	JPY	20,737,250	113,418
Japan	2.000%	9/20/41	JPY	6,288,400	43,989
Japan	0.500%	12/20/41	JPY	21,707,200	118,115
Japan	0.800%	3/20/42	JPY	18,138,550	103,963
Japan	2.000%	3/20/42	JPY	8,742,400	60,998
Japan	0.900%	6/20/42	JPY	14,191,000	82,553
Japan	1.100%	9/20/42	JPY	13,190,000	79,208
Japan	1.900%	9/20/42	JPY	10,532,950	72,170
Japan	1.400%	12/20/42	JPY	12,770,000	80,518
Japan	1.100%	3/20/43	JPY	11,500,000	68,637
Japan	1.800%	3/20/43	JPY	7,270,250	48,888
Japan	1.100%	6/20/43	JPY	16,319,250	97,041
Japan	1.900%	6/20/43	JPY	6,860,900	46,812

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Japan	1.500%	9/20/43	JPY	5,500,000	35,107
	Japan	1.800%	9/20/43	JPY	5,408,950	36,217
	Japan	1.700%	12/20/43	JPY	7,751,900	50,959
	Japan	1.700%	3/20/44	JPY	5,901,000	38,783
	Japan	1.700%	6/20/44	JPY	5,029,200	32,988
	Japan	1.700%	9/20/44	JPY	7,417,700	48,600
	Japan	1.500%	12/20/44	JPY	6,315,200	39,887
	Japan	1.500%	3/20/45	JPY	7,010,100	44,204
	Japan	1.600%	6/20/45	JPY	3,547,900	22,751
	Japan	1.400%	9/20/45	JPY	2,244,500	13,842
	Japan	1.400%	12/20/45	JPY	4,637,850	28,548
	Japan	0.800%	3/20/46	JPY	6,202,350	33,616
	Japan	0.300%	6/20/46	JPY	7,953,300	38,122
	Japan	0.500%	9/20/46	JPY	9,252,050	46,438
	Japan	0.600%	12/20/46	JPY	6,542,850	33,514
	Japan	0.800%	3/20/47	JPY	5,207,600	27,905
	Japan	0.800%	6/20/47	JPY	7,530,600	40,215
	Japan	0.800%	9/20/47	JPY	6,410,400	34,118
	Japan	0.800%	12/20/47	JPY	7,296,450	38,723
[8]	Japan	0.800%	3/20/48	JPY	9,120,450	48,245
	Japan	2.400%	3/20/48	JPY	660,050	4,856
[8]	Japan	0.700%	6/20/48	JPY	9,907,600	50,930
[8]	Japan	0.900%	9/20/48	JPY	6,500,950	34,994
[8]	Japan	0.700%	12/20/48	JPY	7,541,900	38,511
[8]	Japan	0.500%	3/20/49	JPY	7,708,950	37,191
[8]	Japan	2.200%	3/20/49	JPY	1,292,350	9,159
[8]	Japan	0.400%	6/20/49	JPY	9,325,050	43,533
[8]	Japan	0.400%	9/20/49	JPY	7,270,800	33,809
[8]	Japan	0.400%	12/20/49	JPY	9,461,750	43,841
[8]	Japan	0.400%	3/20/50	JPY	10,219,450	47,085
[8]	Japan	2.200%	3/20/50	JPY	1,352,200	9,566
[8]	Japan	0.600%	6/20/50	JPY	10,965,650	53,350
[8]	Japan	0.600%	9/20/50	JPY	11,671,950	56,562
[8]	Japan	0.700%	12/20/50	JPY	14,111,550	70,118
[8]	Japan	0.700%	3/20/51	JPY	13,841,600	68,757
[8]	Japan	2.200%	3/20/51	JPY	2,451,000	17,316
[8]	Japan	0.700%	6/20/51	JPY	13,625,200	67,297
[8]	Japan	0.700%	9/20/51	JPY	13,652,500	67,289
[8]	Japan	0.700%	12/20/51	JPY	14,199,900	69,851
[8]	Japan	1.000%	3/20/52	JPY	12,197,000	65,123
[8]	Japan	2.000%	3/20/52	JPY	4,727,650	32,075
[8]	Japan	1.300%	6/20/52	JPY	11,943,000	68,877
[8]	Japan	1.400%	9/20/52	JPY	10,350,000	61,118
[8]	Japan	1.600%	12/20/52	JPY	10,650,000	66,007
[8]	Japan	1.400%	3/20/53	JPY	12,600,000	74,332
[8]	Japan	1.900%	3/20/53	JPY	4,000,550	26,593
[8]	Japan	1.200%	6/20/53	JPY	11,800,000	66,052
	Japan	1.800%	9/20/53	JPY	5,000,000	32,512
	Japan	1.700%	3/20/54	JPY	4,498,450	28,484
	Japan	1.400%	3/20/55	JPY	4,707,050	27,569
	Japan	0.400%	3/20/56	JPY	10,045,950	42,631
	Japan	0.900%	3/20/57	JPY	10,453,900	52,249
	Japan	0.800%	3/20/58	JPY	10,757,650	51,661
	Japan	0.500%	3/20/59	JPY	11,821,500	50,265
	Japan	0.500%	3/20/60	JPY	17,050,050	71,713
	Japan	0.700%	3/20/61	JPY	16,118,650	72,497
	Japan	1.000%	3/20/62	JPY	16,317,300	80,895
	Japan	1.300%	3/20/63	JPY	8,500,000	46,121
	Japan Bank for International Cooperation	3.125%	2/15/28	EUR	4,100	4,274
	Japan Expressway Holding and Debt Repayment Agency	0.495%	11/29/24	JPY	741,200	4,909
	Japan Expressway Holding and Debt Repayment Agency	0.466%	12/27/24	JPY	975,300	6,459
	Japan Expressway Holding and Debt Repayment Agency	0.320%	1/31/25	JPY	195,000	1,289
	Japan Expressway Holding and Debt Repayment Agency	0.414%	2/28/25	JPY	199,400	1,320
	Japan Expressway Holding and Debt Repayment Agency	0.450%	3/31/25	JPY	256,200	1,697
	Japan Expressway Holding and Debt Repayment Agency	0.509%	5/30/25	JPY	282,900	1,876
	Japan Expressway Holding and Debt Repayment Agency	0.557%	7/31/25	JPY	6,900	46
	Japan Expressway Holding and Debt Repayment Agency	0.440%	8/29/25	JPY	31,300	207

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding and Debt Repayment Agency	0.320%	1/30/26	JPY	366,300	2,422
Japan Expressway Holding and Debt Repayment Agency	0.145%	2/27/26	JPY	7,000	46
Japan Expressway Holding and Debt Repayment Agency	2.450%	3/19/26	JPY	90,000	623
Japan Expressway Holding and Debt Repayment Agency	2.280%	4/20/27	JPY	50,000	351
Japan Expressway Holding and Debt Repayment Agency	0.140%	4/30/27	JPY	1,143,400	7,484
Japan Expressway Holding and Debt Repayment Agency	0.110%	5/31/27	JPY	5,400	35
Japan Expressway Holding and Debt Repayment Agency	0.130%	6/30/27	JPY	241,600	1,582
Japan Expressway Holding and Debt Repayment Agency	0.160%	7/30/27	JPY	100,000	656
Japan Expressway Holding and Debt Repayment Agency	0.155%	8/31/27	JPY	301,300	1,968
Japan Expressway Holding and Debt Repayment Agency	0.090%	9/30/27	JPY	1,447,700	9,426
Japan Expressway Holding and Debt Repayment Agency	2.340%	10/20/27	JPY	760,000	5,373
Japan Expressway Holding and Debt Repayment Agency	0.170%	10/29/27	JPY	585,200	3,820
Japan Expressway Holding and Debt Repayment Agency	0.160%	11/30/27	JPY	292,500	1,907
Japan Expressway Holding and Debt Repayment Agency	2.250%	12/20/27	JPY	60,000	415
Japan Expressway Holding and Debt Repayment Agency	0.155%	12/28/27	JPY	100,000	651
Japan Expressway Holding and Debt Repayment Agency	0.185%	1/31/28	JPY	305,800	1,993
Japan Expressway Holding and Debt Repayment Agency	2.420%	6/20/28	JPY	760,000	5,429
Japan Expressway Holding and Debt Repayment Agency	0.150%	6/30/28	JPY	500,000	3,244
Japan Expressway Holding and Debt Repayment Agency	0.135%	7/31/28	JPY	1,000,000	6,478
Japan Expressway Holding and Debt Repayment Agency	2.370%	9/20/28	JPY	60,000	429
Japan Expressway Holding and Debt Repayment Agency	2.410%	4/20/29	JPY	1,130,000	8,143
Japan Expressway Holding and Debt Repayment Agency	2.100%	12/28/29	JPY	400,000	2,882
Japan Expressway Holding and Debt Repayment Agency	1.427%	7/31/34	JPY	500,000	3,399
Japan Expressway Holding and Debt Repayment Agency	1.338%	10/31/34	JPY	1,600,000	10,761
Japan Expressway Holding and Debt Repayment Agency	0.970%	1/31/35	JPY	1,000,000	6,458
Japan Expressway Holding and Debt Repayment Agency	1.240%	7/31/35	JPY	400,000	2,648
Japan Expressway Holding and Debt Repayment Agency	1.119%	10/31/35	JPY	200,000	1,305
Japan Expressway Holding and Debt Repayment Agency	0.934%	1/31/36	JPY	1,800,000	11,452
Japan Expressway Holding and Debt Repayment Agency	0.306%	4/30/36	JPY	100,000	587
Japan Expressway Holding and Debt Repayment Agency	0.149%	7/31/36	JPY	1,100,000	6,291
Japan Expressway Holding and Debt Repayment Agency	0.397%	10/31/36	JPY	700,000	4,118
Japan Expressway Holding and Debt Repayment Agency	0.591%	1/29/38	JPY	1,400,000	8,268
Japan Expressway Holding and Debt Repayment Agency	0.538%	5/31/38	JPY	400,000	2,329
Japan Expressway Holding and Debt Repayment Agency	0.625%	8/31/38	JPY	400,000	2,348
Japan Expressway Holding and Debt Repayment Agency	0.500%	9/17/38	JPY	100,000	568
Japan Expressway Holding and Debt Repayment Agency	0.625%	9/30/38	JPY	600,000	3,518
Japan Expressway Holding and Debt Repayment Agency	0.500%	3/18/39	JPY	100,000	562
Japan Expressway Holding and Debt Repayment Agency	2.300%	2/29/40	JPY	100,000	729
Japan Expressway Holding and Debt Repayment Agency	2.960%	3/19/46	JPY	180,000	1,413
Japan Expressway Holding and Debt Repayment Agency	2.870%	12/20/46	JPY	50,000	387
Japan Expressway Holding and Debt Repayment Agency	2.700%	3/20/48	JPY	1,010,000	7,587
Japan Expressway Holding and Debt Repayment Agency	0.730%	4/30/48	JPY	100,000	513
Japan Expressway Holding and Debt Repayment Agency	0.686%	7/31/48	JPY	200,000	1,010
Japan Expressway Holding and Debt Repayment Agency	0.542%	5/31/49	JPY	600,000	2,875
Japan Expressway Holding and Debt Repayment Agency	0.297%	9/30/49	JPY	400,000	1,776
Japan Expressway Holding and Debt Repayment Agency	0.422%	12/28/49	JPY	800,000	3,684
Japan Expressway Holding and Debt Repayment Agency	0.306%	3/31/50	JPY	200,000	886
Japan Expressway Holding and Debt Repayment Agency	1.861%	3/19/55	JPY	1,180,000	7,424
Japan Expressway Holding and Debt Repayment Agency	1.866%	3/19/55	JPY	160,000	1,008
Japan Expressway Holding and Debt Repayment Agency	1.291%	3/19/57	JPY	60,000	320
Japan Finance Organization for Municipalities	0.391%	4/25/25	JPY	109,800	727
Japan Finance Organization for Municipalities	0.484%	6/13/25	JPY	98,600	654
Japan Finance Organization for Municipalities	0.379%	12/12/25	JPY	600,000	3,970
Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	487,600	3,237
Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	44,000	290
Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	73,100	476
Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	122,000	799
Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	831,400	5,446
Japan Finance Organization for Municipalities	0.130%	6/14/27	JPY	800,000	5,242
Japan Finance Organization for Municipalities	2.320%	6/18/27	JPY	300,000	2,111
Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	497,600	3,262
Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	487,600	3,184
Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	975,200	6,360
Japan Finance Organization for Municipalities	0.155%	12/17/27	JPY	600,000	3,910
Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	975,200	6,357
Japan Finance Organization for Municipalities	0.195%	2/15/28	JPY	7,500	49
Japan Finance Organization for Municipalities	0.145%	3/14/28	JPY	116,000	754

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Finance Organization for Municipalities	2.290%	4/25/28	JPY	10,000	71
Japan Finance Organization for Municipalities	2.070%	12/20/28	JPY	1,000,000	7,067
Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	50,000	358
Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	1,710,000	12,279
Japan Finance Organization for Municipalities	0.224%	3/28/31	JPY	350,000	2,194
Japan Finance Organization for Municipalities	0.160%	5/28/31	JPY	100,000	622
Japan Finance Organization for Municipalities	2.030%	6/27/31	JPY	10,000	71
Japan Finance Organization for Municipalities	0.229%	3/26/32	JPY	100,000	617
Japan Finance Organization for Municipalities	0.788%	8/26/33	JPY	300,000	1,913
Japan Highway Public Corp.	2.660%	12/20/34	JPY	100,000	754
Japan Housing Finance Agency	0.040%	6/20/25	JPY	20,000	131
Japan Housing Finance Agency	0.075%	10/20/26	JPY	2,050,000	13,401
Japan Housing Finance Agency	0.547%	3/18/50	JPY	630,000	2,925
Major Joint Local Government Bond	0.456%	12/25/24	JPY	1,170,300	7,708
Major Joint Local Government Bond	0.448%	2/25/25	JPY	1,121,500	7,431
Major Joint Local Government Bond	0.470%	3/25/25	JPY	853,400	5,654
Major Joint Local Government Bond	0.406%	4/25/25	JPY	1,779,700	11,783
Major Joint Local Government Bond	0.553%	5/23/25	JPY	2,486,800	16,502
Major Joint Local Government Bond	0.548%	6/25/25	JPY	1,267,800	8,413
Major Joint Local Government Bond	0.553%	7/25/25	JPY	606,500	3,991
Major Joint Local Government Bond	0.500%	8/25/25	JPY	780,100	5,175
Major Joint Local Government Bond	0.510%	9/25/25	JPY	1,058,400	6,999
Major Joint Local Government Bond	0.496%	11/25/25	JPY	487,600	3,234
Major Joint Local Government Bond	0.469%	12/25/25	JPY	2,486,800	16,493
Major Joint Local Government Bond	0.060%	8/25/26	JPY	7,500	49
Major Joint Local Government Bond	0.060%	10/23/26	JPY	5,100	33
Major Joint Local Government Bond	0.145%	12/25/26	JPY	1,609,100	10,546
Major Joint Local Government Bond	0.180%	1/25/27	JPY	1,506,700	9,882
Major Joint Local Government Bond	0.245%	2/25/27	JPY	829,000	5,455
Major Joint Local Government Bond	0.210%	3/25/27	JPY	949,900	6,241
Major Joint Local Government Bond	0.215%	10/25/27	JPY	386,300	2,532
Major Joint Local Government Bond	0.240%	2/25/28	JPY	233,600	1,525
Major Joint Local Government Bond	0.180%	4/25/28	JPY	2,779,300	18,072
Major Joint Local Government Bond	0.200%	5/25/28	JPY	434,000	2,823
Major Joint Local Government Bond	0.205%	6/23/28	JPY	510,000	3,316
Major Joint Local Government Bond	0.175%	7/25/28	JPY	1,167,200	7,571
Major Joint Local Government Bond	0.245%	8/25/28	JPY	272,500	1,772
Major Joint Local Government Bond	0.250%	9/25/28	JPY	664,400	4,319
Major Joint Local Government Bond	0.269%	10/25/28	JPY	6,600	43
Major Joint Local Government Bond	0.264%	11/24/28	JPY	100,000	650
Major Joint Local Government Bond	0.160%	1/25/29	JPY	1,085,000	7,002
Major Joint Local Government Bond	0.140%	2/22/29	JPY	780,000	5,025
Major Joint Local Government Bond	0.100%	4/25/29	JPY	1,201,100	7,709
Major Joint Local Government Bond	0.110%	5/25/29	JPY	1,500,000	9,626
Major Joint Local Government Bond	0.050%	9/25/29	JPY	24,400	156
Major Joint Local Government Bond	0.070%	11/22/29	JPY	1,627,900	10,369
Major Joint Local Government Bond	0.095%	2/25/30	JPY	314,700	2,000
Major Joint Local Government Bond	0.150%	6/25/30	JPY	487,600	3,094
Major Joint Local Government Bond	0.125%	8/23/30	JPY	74,500	471
Major Joint Local Government Bond	0.150%	9/25/30	JPY	24,900	157
Major Joint Local Government Bond	0.125%	10/25/30	JPY	1,038,500	6,543
Major Joint Local Government Bond	0.120%	11/25/30	JPY	31,800	200
Major Joint Local Government Bond	0.130%	1/24/31	JPY	600,000	3,766
Major Joint Local Government Bond	0.145%	2/25/31	JPY	781,200	4,903
Major Joint Local Government Bond	0.204%	3/25/31	JPY	2,150,000	13,535
Major Joint Local Government Bond	0.199%	4/25/31	JPY	2,169,900	13,637
Major Joint Local Government Bond	0.145%	6/25/31	JPY	584,200	3,646
Major Joint Local Government Bond	0.299%	4/23/32	JPY	3,766,800	23,505
Major Joint Local Government Bond	0.364%	7/23/32	JPY	250,000	1,564
Major Joint Local Government Bond	0.315%	8/25/32	JPY	250,000	1,555
Major Joint Local Government Bond	0.765%	4/25/33	JPY	600,000	3,861
Major Joint Local Government Bond	0.590%	7/25/33	JPY	300,000	1,896
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.000%	5/29/26	JPY	400,000	2,623
Osaka Prefecture	1.453%	9/26/34	JPY	130,000	885
Osaka Prefecture	0.366%	9/28/35	JPY	1,790,000	10,662
Osaka Prefecture	1.203%	9/28/35	JPY	520,000	3,423
Saitama Prefecture	2.290%	6/22/29	JPY	500,000	3,600

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Tokyo Metropolitan Government	0.426%	12/20/24	JPY	68,400	450
	Tokyo Metropolitan Government	0.386%	3/19/25	JPY	487,600	3,206
	Tokyo Metropolitan Government	0.435%	3/19/25	JPY	1,207,900	7,936
	Tokyo Metropolitan Government	0.499%	6/20/25	JPY	365,700	2,425
	Tokyo Metropolitan Government	0.533%	6/20/25	JPY	243,900	1,604
	Tokyo Metropolitan Government	0.456%	9/19/25	JPY	243,900	1,600
	Tokyo Metropolitan Government	0.475%	9/19/25	JPY	536,500	3,519
	Tokyo Metropolitan Government	0.444%	12/19/25	JPY	326,700	2,140
	Tokyo Metropolitan Government	0.075%	9/18/26	JPY	86,500	567
	Tokyo Metropolitan Government	0.210%	3/19/27	JPY	975,200	6,398
	Tokyo Metropolitan Government	0.040%	6/20/29	JPY	1,580,100	10,083
	Tokyo Metropolitan Government	0.095%	9/20/30	JPY	1,275,800	8,033
	Tokyo Metropolitan Government	0.110%	12/20/30	JPY	500,000	3,135
	Tokyo Metropolitan Government	0.150%	12/20/30	JPY	868,300	5,468
	Tokyo Metropolitan Government	0.080%	3/20/31	JPY	15,000	94
	Tokyo Metropolitan Government	1.980%	6/20/31	JPY	110,000	787
	Tokyo Metropolitan Government	1.293%	6/20/35	JPY	60,000	399
						12,819,586
Jersey (0.0%)
	Bailiwick of Jersey	3.750%	6/9/54	GBP	782	689
Kazakhstan (0.0%)
[3]	Republic of Kazakhstan	1.550%	11/9/23	EUR	1,522	1,606
	Republic of Kazakhstan	0.600%	9/30/26	EUR	858	803
[3]	Republic of Kazakhstan	0.600%	9/30/26	EUR	3,144	2,944
	Republic of Kazakhstan	2.375%	11/9/28	EUR	3,713	3,504
[3]	Republic of Kazakhstan	1.500%	9/30/34	EUR	2,366	1,759
						10,616
Latvia (0.1%)
	Republic of Latvia	3.875%	3/25/27	EUR	7,660	8,106
	Republic of Latvia	3.500%	1/17/28	EUR	27,607	28,674
	Republic of Latvia	0.000%	1/24/29	EUR	20,000	16,983
	Republic of Latvia	0.000%	3/17/31	EUR	12,815	10,129
						63,892
Lithuania (0.1%)
	Republic of Lithuania	2.125%	10/29/26	EUR	6,728	6,710
	Republic of Lithuania	4.125%	4/25/28	EUR	5,500	5,797
	Republic of Lithuania	2.125%	6/1/32	EUR	30,524	27,637
	Republic of Lithuania	3.875%	6/14/33	EUR	13,000	13,407
						53,551
Luxembourg (0.1%)
	Grand Duchy of Luxembourg	0.625%	2/1/27	EUR	2,500	2,438
	Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	1,464	1,493
	Grand Duchy of Luxembourg	0.000%	4/28/30	EUR	3,000	2,589
	State of the Grand-Duchy of Luxembourg	0.000%	3/24/31	EUR	18,000	15,034
	State of the Grand-Duchy of Luxembourg	0.000%	9/14/32	EUR	30,000	23,824
	State of the Grand-Duchy of Luxembourg	1.750%	5/25/42	EUR	7,500	5,891
						51,269
Malaysia (0.9%)
	Federation of Malaysia	3.882%	3/14/25	MYR	69,921	14,751
	Federation of Malaysia	3.955%	9/15/25	MYR	228,674	48,346
	Federation of Malaysia	3.726%	3/31/26	MYR	152,085	32,025
	Federation of Malaysia	4.392%	4/15/26	MYR	34,277	7,321
	Federation of Malaysia	3.906%	7/15/26	MYR	125,357	26,453
	Federation of Malaysia	3.900%	11/30/26	MYR	164,392	34,677
	Federation of Malaysia	3.892%	3/15/27	MYR	127	27
	Federation of Malaysia	3.422%	9/30/27	MYR	115,722	23,898
	Federation of Malaysia	3.899%	11/16/27	MYR	77,498	16,315
	Federation of Malaysia	3.733%	6/15/28	MYR	125,550	26,117
	Federation of Malaysia	3.871%	8/8/28	MYR	3,500	734
	Federation of Malaysia	4.369%	10/31/28	MYR	102,850	22,036
	Federation of Malaysia	4.504%	4/30/29	MYR	325,000	69,891
	Federation of Malaysia	4.130%	7/9/29	MYR	70,610	14,898
	Federation of Malaysia	3.885%	8/15/29	MYR	107,325	22,356
	Federation of Malaysia	4.498%	4/15/30	MYR	68,798	14,767

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Federation of Malaysia	3.465%	10/15/30	MYR	274,660	55,482
Federation of Malaysia	2.632%	4/15/31	MYR	38,316	7,279
Federation of Malaysia	4.232%	6/30/31	MYR	10,138	2,139
Federation of Malaysia	4.127%	4/15/32	MYR	12,243	2,566
Federation of Malaysia	3.582%	7/15/32	MYR	235,000	47,303
Federation of Malaysia	4.193%	10/7/32	MYR	21,400	4,504
Federation of Malaysia	3.844%	4/15/33	MYR	90,014	18,477
Federation of Malaysia	4.724%	6/15/33	MYR	47,576	10,455
Federation of Malaysia	4.582%	8/30/33	MYR	16,050	3,494
Federation of Malaysia	4.642%	11/7/33	MYR	63,176	13,822
Federation of Malaysia	3.828%	7/5/34	MYR	113,902	23,144
Federation of Malaysia	4.119%	11/30/34	MYR	84,996	17,680
Federation of Malaysia	4.254%	5/31/35	MYR	52,395	11,010
Federation of Malaysia	4.786%	10/31/35	MYR	17,000	3,732
Federation of Malaysia	3.447%	7/15/36	MYR	102,768	19,739
Federation of Malaysia	4.762%	4/7/37	MYR	57,819	12,698
Federation of Malaysia	4.755%	8/4/37	MYR	20,000	4,367
Federation of Malaysia	4.893%	6/8/38	MYR	96,709	21,656
Federation of Malaysia	4.467%	9/15/39	MYR	105,285	22,145
Federation of Malaysia	3.757%	5/22/40	MYR	68,554	13,228
Federation of Malaysia	4.417%	9/30/41	MYR	68,162	14,102
Federation of Malaysia	4.696%	10/15/42	MYR	238,900	51,721
Federation of Malaysia	4.935%	9/30/43	MYR	9,296	2,064
Federation of Malaysia	4.736%	3/15/46	MYR	17,140	3,702
Federation of Malaysia	4.921%	7/6/48	MYR	55,822	12,336
Federation of Malaysia	4.638%	11/15/49	MYR	146,959	31,179
Federation of Malaysia	4.065%	6/15/50	MYR	110,259	21,248
Federation of Malaysia	5.357%	5/15/52	MYR	31,350	7,331
Federation of Malaysia	4.457%	3/31/53	MYR	185,000	38,148
					871,363
Mexico (0.9%)
Mexican Bonos	10.000%	12/5/24	MXN	966,380	52,888
Mexican Bonos	5.000%	3/6/25	MXN	701,500	36,072
Mexican Bonos	5.750%	3/5/26	MXN	1,964,910	97,981
Mexican Bonos	7.000%	9/3/26	MXN	381,500	19,283
Mexican Bonos	5.500%	3/4/27	MXN	1,632,800	78,326
Mexican Bonos	7.500%	6/3/27	MXN	1,453,770	73,816
Mexican Bonos	8.500%	3/1/29	MXN	226,000	11,638
Mexican Bonos	8.500%	5/31/29	MXN	1,272,810	65,618
Mexican Bonos	7.750%	5/29/31	MXN	1,839,540	88,912
Mexican Bonos	7.500%	5/26/33	MXN	970,500	44,950
Mexican Bonos	7.750%	11/23/34	MXN	471,170	21,993
Mexican Bonos	8.000%	5/24/35	MXN	57,500	2,724
Mexican Bonos	10.000%	11/20/36	MXN	280,880	15,435
Mexican Bonos	8.500%	11/18/38	MXN	957,940	46,435
Mexican Bonos	7.750%	11/13/42	MXN	1,251,860	55,494
Mexican Bonos	8.000%	11/7/47	MXN	1,136,490	51,164
Mexican Bonos	8.000%	7/31/53	MXN	697,000	31,086
United Mexican States	1.625%	4/8/26	EUR	2,053	2,041
United Mexican States	1.350%	9/18/27	EUR	3,040	2,894
United Mexican States	1.750%	4/17/28	EUR	9,047	8,508
United Mexican States	3.625%	4/9/29	EUR	4,552	4,596
United Mexican States	1.125%	1/17/30	EUR	3,744	3,181
United Mexican States	2.375%	2/11/30	EUR	5,400	4,945
United Mexican States	3.375%	2/23/31	EUR	3,623	3,464
United Mexican States	1.450%	10/25/33	EUR	8,784	6,498
United Mexican States	2.250%	8/12/36	EUR	6,276	4,646
United Mexican States	2.875%	4/8/39	EUR	5,861	4,343
United Mexican States	3.000%	3/6/45	EUR	4,728	3,397
United Mexican States	2.125%	10/25/51	EUR	10,432	5,560
United Mexican States	5.625%	3/19/14	GBP	3,146	2,628
United Mexican States	4.000%	3/15/15	EUR	1,635	1,144
					851,660
Netherlands (1.6%)
BNG Bank NV	0.200%	11/9/24	EUR	9,725	9,921
BNG Bank NV	0.250%	5/7/25	EUR	13,921	14,018

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BNG Bank NV	3.250%	7/15/25	AUD	4,971	3,066
	BNG Bank NV	1.625%	8/26/25	GBP	200	227
	BNG Bank NV	1.000%	1/12/26	EUR	7,314	7,346
	BNG Bank NV	0.125%	4/11/26	EUR	3,595	3,520
	BNG Bank NV	3.250%	8/24/26	AUD	127	77
	BNG Bank NV	0.625%	6/19/27	EUR	7,279	7,023
	BNG Bank NV	3.500%	7/19/27	AUD	3,820	2,286
	BNG Bank NV	0.750%	1/11/28	EUR	11,224	10,708
	BNG Bank NV	3.300%	7/17/28	AUD	12,696	7,401
	BNG Bank NV	5.200%	12/7/28	GBP	1,650	2,020
	BNG Bank NV	0.100%	1/15/30	EUR	7,369	6,376
	BNG Bank NV	1.375%	10/21/30	EUR	2,926	2,704
	BNG Bank NV	0.000%	1/20/31	EUR	12,680	10,498
	BNG Bank NV	0.250%	1/12/32	EUR	7,200	5,877
	BNG Bank NV	1.875%	7/13/32	EUR	5,600	5,207
	BNG Bank NV	2.450%	7/21/32	AUD	10,000	4,874
	BNG Bank NV	3.000%	1/11/33	EUR	25,000	25,307
	BNG Bank NV	0.125%	4/19/33	EUR	8,598	6,624
	BNG Bank NV	0.125%	7/9/35	EUR	40,892	28,918
	BNG Bank NV	0.875%	10/17/35	EUR	2,457	1,903
	BNG Bank NV	0.875%	10/24/36	EUR	18,700	13,940
	BNG Bank NV	0.250%	11/22/36	EUR	700	474
	BNG Bank NV	1.250%	3/30/37	EUR	10,700	8,311
	BNG Bank NV	1.500%	3/29/38	EUR	1,455	1,144
	BNG Bank NV	1.500%	7/15/39	EUR	1,906	1,459
	BNG Bank NV	0.805%	6/28/49	EUR	4,300	2,240
[3]	Kingdom of Netherlands	0.250%	7/15/25	EUR	102,268	103,119
[3]	Kingdom of Netherlands	0.000%	1/15/26	EUR	75,000	74,228
[3]	Kingdom of Netherlands	0.500%	7/15/26	EUR	45,482	45,094
[3]	Kingdom of Netherlands	0.000%	1/15/27	EUR	141,182	136,123
[3]	Kingdom of Netherlands	0.750%	7/15/27	EUR	15,661	15,336
[3]	Kingdom of Netherlands	0.750%	7/15/28	EUR	49,043	47,018
[3]	Kingdom of Netherlands	0.000%	1/15/29	EUR	90,000	81,882
[3]	Kingdom of Netherlands	0.250%	7/15/29	EUR	77,283	70,356
[3]	Kingdom of Netherlands	2.500%	1/15/30	EUR	70,758	72,814
[3]	Kingdom of Netherlands	0.000%	7/15/31	EUR	100,671	84,564
[3]	Kingdom of Netherlands	0.500%	7/15/32	EUR	101,001	85,776
[3]	Kingdom of Netherlands	2.500%	1/15/33	EUR	49,165	49,427
[3]	Kingdom of Netherlands	2.500%	7/15/33	EUR	75,000	74,835
[3]	Kingdom of Netherlands	4.000%	1/15/37	EUR	57,257	64,712
[3]	Kingdom of Netherlands	0.000%	1/15/38	EUR	94,708	62,410
[3]	Kingdom of Netherlands	0.500%	1/15/40	EUR	30,203	20,576
[3]	Kingdom of Netherlands	3.750%	1/15/42	EUR	78,084	86,239
[3]	Kingdom of Netherlands	3.250%	1/15/44	EUR	22,000	22,904
[3]	Kingdom of Netherlands	2.750%	1/15/47	EUR	72,561	68,868
[3,8]	Kingdom of Netherlands	0.000%	1/15/52	EUR	86,682	36,900
[3]	Kingdom of Netherlands	2.000%	1/15/54	EUR	35,000	27,457
	Nederlandse Waterschapsbank NV	5.200%	3/31/25	CAD	530	382
	Nederlandse Waterschapsbank NV	3.400%	7/22/25	AUD	1,730	1,069
	Nederlandse Waterschapsbank NV	0.250%	12/15/25	GBP	7,802	8,606
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	4,420	2,662
	Nederlandse Waterschapsbank NV	0.000%	11/16/26	EUR	12,218	11,712
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	4,913	5,187
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	2,908	2,794
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	1,970	1,155
	Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	2,210	1,260
	Nederlandse Waterschapsbank NV	0.050%	1/28/30	EUR	1,500	1,298
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	2,800	2,473
	Nederlandse Waterschapsbank NV	0.000%	9/8/31	EUR	800	651
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	3,000	3,094
	Nederlandse Waterschapsbank NV	0.250%	1/19/32	EUR	23,200	19,008
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	4,876	6,099
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	8,913	7,141
	Nederlandse Waterschapsbank NV	0.000%	2/16/37	EUR	39,200	25,528
	Nederlandse Waterschapsbank NV	1.500%	4/27/38	EUR	8,000	6,376
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	2,457	1,900

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	10,000	6,325
						1,638,827
New Zealand (0.4%)
	Auckland Council	0.625%	11/13/24	EUR	4,913	5,025
	Auckland Council	3.500%	3/9/26	AUD	200	121
	Auckland Council	0.125%	9/26/29	EUR	1,599	1,387
	Housing New Zealand Ltd.	3.360%	6/12/25	NZD	5,260	2,946
	Housing New Zealand Ltd.	2.247%	10/5/26	NZD	13,040	6,895
	Housing New Zealand Ltd.	2.183%	4/24/30	NZD	1,280	597
	Housing New Zealand Ltd.	1.534%	9/10/35	NZD	9,280	3,268
	New Zealand	0.500%	5/15/24	NZD	47,300	26,810
	New Zealand	2.750%	4/15/25	NZD	71,679	40,107
	New Zealand	0.500%	5/15/26	NZD	50,760	26,162
	New Zealand	4.500%	4/15/27	NZD	79,830	45,205
	New Zealand	0.250%	5/15/28	NZD	31,019	14,360
	New Zealand	3.000%	4/20/29	NZD	75,545	38,977
	New Zealand	1.500%	5/15/31	NZD	37,161	16,333
	New Zealand	2.000%	5/15/32	NZD	48,030	21,253
	New Zealand	3.500%	4/14/33	NZD	73,786	36,531
	New Zealand	4.250%	5/15/34	NZD	55,000	28,505
	New Zealand	2.750%	4/15/37	NZD	42,399	17,781
	New Zealand	1.750%	5/15/41	NZD	36,308	11,803
	New Zealand	2.750%	5/15/51	NZD	16,523	5,685
	New Zealand Local Government Funding Agency Bond	2.250%	4/15/24	NZD	5,495	3,149
	New Zealand Local Government Funding Agency Bond	2.750%	4/15/25	NZD	4,411	2,457
	New Zealand Local Government Funding Agency Bond	1.500%	4/15/26	NZD	4,903	2,578
	New Zealand Local Government Funding Agency Bond	4.500%	4/15/27	NZD	984	550
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/29	NZD	10,145	4,680
	New Zealand Local Government Funding Agency Bond	2.250%	5/15/31	NZD	10,000	4,432
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/33	NZD	7,091	3,291
	New Zealand Local Government Funding Agency Bond	2.000%	4/15/37	NZD	5,000	1,724
						372,612
Norway (0.2%)
[3]	Kingdom of Norway	1.750%	3/13/25	NOK	85,693	7,419
[3]	Kingdom of Norway	1.500%	2/19/26	NOK	63,657	5,371
[3]	Kingdom of Norway	1.750%	2/17/27	NOK	74,920	6,225
[3]	Kingdom of Norway	2.000%	4/26/28	NOK	97,934	8,041
[3]	Kingdom of Norway	1.750%	9/6/29	NOK	274,764	21,728
[3]	Kingdom of Norway	1.375%	8/19/30	NOK	542,457	40,988
[3]	Kingdom of Norway	1.250%	9/17/31	NOK	228,090	16,621
[3]	Kingdom of Norway	3.000%	8/15/33	NOK	371,154	30,355
[3]	Kingdom of Norway	3.500%	10/6/42	NOK	130,000	11,166
	Kommunalbanken A/S	4.250%	7/16/25	AUD	368	230
	Kommunalbanken A/S	0.250%	12/15/25	GBP	5,000	5,487
	Kommunalbanken A/S	0.625%	4/20/26	EUR	3,910	3,861
	Kommunalbanken A/S	0.600%	6/1/26	AUD	9,942	5,629
	Kommunalbanken A/S	3.000%	12/9/26	AUD	4,408	2,626
	Kommunalbanken A/S	0.875%	5/24/27	EUR	13,952	13,552
	Kommunalbanken A/S	3.400%	7/24/28	AUD	3,920	2,286
	Kommunalbanken A/S	0.050%	10/24/29	EUR	4,642	4,041
						185,626
Peru (0.2%)
	Republic of Peru	2.750%	1/30/26	EUR	6,818	6,919
	Republic of Peru	8.200%	8/12/26	PEN	37,500	10,189
	Republic of Peru	6.350%	8/12/28	PEN	58,500	15,011
	Republic of Peru	5.940%	2/12/29	PEN	37,875	9,448
	Republic of Peru	3.750%	3/1/30	EUR	1,004	999
	Republic of Peru	6.950%	8/12/31	PEN	101,500	25,739
	Republic of Peru	6.150%	8/12/32	PEN	66,899	15,910
	Republic of Peru	1.250%	3/11/33	EUR	4,781	3,644
[3]	Republic of Peru	7.300%	8/12/33	PEN	57,260	14,594
	Republic of Peru	5.400%	8/12/34	PEN	55,307	12,014
	Republic of Peru	1.950%	11/17/36	EUR	5,021	3,601
	Republic of Peru	6.900%	8/12/37	PEN	74,000	17,901
	Republic of Peru	5.350%	8/12/40	PEN	36,001	7,264
	Republic of Peru	6.850%	2/12/42	PEN	35,500	8,363

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Peru	6.714%	2/12/55	PEN	9,000	2,042
						153,638
Philippines (0.0%)
	Republic of Philippines	0.250%	4/28/25	EUR	2,669	2,641
	Republic of Philippines	0.875%	5/17/27	EUR	3,847	3,601
	Republic of Philippines	0.700%	2/3/29	EUR	2,501	2,191
	Republic of Philippines	1.200%	4/28/33	EUR	4,837	3,780
	Republic of Philippines	1.750%	4/28/41	EUR	4,660	3,070
						15,283
Poland (0.5%)
	Bank Gospodarstwa Krajowego	1.375%	6/1/25	EUR	5,040	5,052
	Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	1,906	1,886
	Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	4,515	4,199
	Bank Gospodarstwa Krajowego	0.375%	10/13/28	EUR	4,600	3,957
	Bank Gospodarstwa Krajowego	3.000%	5/30/29	EUR	2,500	2,457
	Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	506	458
	Bank Gospodarstwa Krajowego	0.500%	7/8/31	EUR	1,250	954
	Bank Gospodarstwa Krajowego	5.125%	2/22/33	EUR	4,988	5,333
	Republic of Poland	5.250%	1/20/25	EUR	3,608	3,872
	Republic of Poland	0.000%	2/10/25	EUR	7,314	7,313
	Republic of Poland	0.750%	4/25/25	PLN	213,883	47,738
	Republic of Poland	3.250%	7/25/25	PLN	64,147	14,760
	Republic of Poland	1.500%	9/9/25	EUR	2,439	2,463
	Republic of Poland	1.500%	1/19/26	EUR	23,306	23,446
	Republic of Poland	2.500%	7/25/26	PLN	79,080	17,568
	Republic of Poland	1.125%	8/7/26	EUR	1,706	1,674
	Republic of Poland	0.250%	10/25/26	PLN	245,540	50,643
	Republic of Poland	0.875%	5/10/27	EUR	15,994	15,285
	Republic of Poland	3.750%	5/25/27	PLN	309,056	70,051
	Republic of Poland	2.500%	7/25/27	PLN	75,899	16,423
	Republic of Poland	1.375%	10/22/27	EUR	1,975	1,911
	Republic of Poland	2.750%	4/25/28	PLN	128,925	27,681
	Republic of Poland	7.500%	7/25/28	PLN	45,771	11,833
	Republic of Poland	1.000%	3/7/29	EUR	2,000	1,849
	Republic of Poland	5.750%	4/25/29	PLN	12,658	3,058
	Republic of Poland	2.750%	10/25/29	PLN	112,704	23,313
	Republic of Poland	1.750%	4/25/32	PLN	615,080	108,558
	Republic of Poland	2.750%	5/25/32	EUR	10,867	10,372
	Republic of Poland	3.875%	2/14/33	EUR	7,310	7,511
	Republic of Poland	6.000%	10/25/33	PLN	98,306	23,884
	Republic of Poland	2.375%	1/18/36	EUR	8,492	7,246
	Republic of Poland	4.250%	2/14/43	EUR	7,000	6,857
	Republic of Poland	2.000%	10/25/46	EUR	75	51
	Republic of Poland	4.000%	4/25/47	PLN	31,318	5,459
						535,115
Portugal (0.5%)
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	7/21/26	EUR	33,254	35,107
[3]	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	48,757	53,316
[3]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/27	EUR	78,774	76,145
[3]	Portugal Obrigacoes do Tesouro OT	2.125%	10/17/28	EUR	19,000	19,214
[3]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/29	EUR	55,647	55,222
[3]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/30	EUR	36,570	31,962
[3]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/31	EUR	44,938	37,353
[3]	Portugal Obrigacoes do Tesouro OT	1.650%	7/16/32	EUR	64,391	58,672
[3]	Portugal Obrigacoes do Tesouro OT	2.250%	4/18/34	EUR	34,131	31,629
[3]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/35	EUR	25,951	19,829
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	28,144	30,274
[3]	Portugal Obrigacoes do Tesouro OT	3.500%	6/18/38	EUR	36,678	36,736
[3]	Portugal Obrigacoes do Tesouro OT	1.150%	4/11/42	EUR	14,634	9,633
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/45	EUR	21,455	22,467
[3]	Portugal Obrigacoes do Tesouro OT	1.000%	4/12/52	EUR	5,000	2,511
						520,070
Romania (0.4%)
	Romania	4.750%	2/24/25	RON	50,000	10,468
	Romania	2.750%	10/29/25	EUR	8,233	8,404
	Romania	3.500%	11/25/25	RON	54,760	11,057

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Romania	2.750%	2/26/26	EUR	8,000	8,073
[3]	Romania	2.750%	2/26/26	EUR	1,814	1,830
	Romania	3.250%	6/24/26	RON	49,260	9,716
	Romania	5.000%	9/27/26	EUR	3,980	4,225
[3]	Romania	2.000%	12/8/26	EUR	1,781	1,719
	Romania	2.375%	4/19/27	EUR	10,971	10,581
	Romania	7.200%	5/31/27	RON	90,880	19,687
	Romania	5.800%	7/26/27	RON	116,950	24,222
	Romania	2.500%	10/25/27	RON	150,000	27,429
[3]	Romania	2.125%	3/7/28	EUR	1,892	1,734
	Romania	2.125%	3/7/28	EUR	25,354	23,239
	Romania	2.875%	5/26/28	EUR	16,347	15,513
	Romania	8.750%	10/30/28	RON	91,450	20,989
	Romania	4.850%	7/25/29	RON	50,000	9,642
	Romania	6.625%	9/27/29	EUR	4,750	5,149
[3]	Romania	1.375%	12/2/29	EUR	1,575	1,292
	Romania	1.375%	12/2/29	EUR	2,900	2,380
	Romania	2.500%	2/8/30	EUR	3,413	2,973
[3]	Romania	3.624%	5/26/30	EUR	1,522	1,384
	Romania	3.624%	5/26/30	EUR	27,680	25,172
[3]	Romania	1.750%	7/13/30	EUR	4,594	3,691
	Romania	1.750%	7/13/30	EUR	10,232	8,220
	Romania	7.350%	4/28/31	RON	21,500	4,663
	Romania	2.124%	7/16/31	EUR	3,686	2,880
[3]	Romania	2.124%	7/16/31	EUR	2,102	1,642
	Romania	2.000%	1/28/32	EUR	6,185	4,685
[3]	Romania	2.000%	1/28/32	EUR	2,194	1,662
	Romania	6.700%	2/25/32	RON	93,000	19,316
	Romania	8.250%	9/29/32	RON	42,000	9,596
[3]	Romania	2.000%	4/14/33	EUR	3,538	2,556
	Romania	2.000%	4/14/33	EUR	1,500	1,084
	Romania	6.375%	9/18/33	EUR	13,000	13,477
[3]	Romania	3.750%	2/7/34	EUR	1,302	1,081
	Romania	3.750%	2/7/34	EUR	5,864	4,867
	Romania	4.750%	10/11/34	RON	74,900	13,106
	Romania	3.875%	10/29/35	EUR	7,533	6,216
	Romania	4.250%	4/28/36	RON	164,005	26,661
	Romania	3.375%	2/8/38	EUR	1,500	1,111
	Romania	4.125%	3/11/39	EUR	3,464	2,717
[3]	Romania	2.625%	12/2/40	EUR	977	605
	Romania	2.625%	12/2/40	EUR	3,000	1,858
[3]	Romania	2.750%	4/14/41	EUR	4,726	2,917
	Romania	2.750%	4/14/41	EUR	5,818	3,591
[3]	Romania	2.875%	4/13/42	EUR	3,012	1,856
	Romania	2.875%	4/13/42	EUR	1,470	906
[3]	Romania	4.625%	4/3/49	EUR	4,138	3,215
	Romania	4.625%	4/3/49	EUR	4,876	3,788
[3]	Romania	3.375%	1/28/50	EUR	4,876	3,028
						397,873
Saudi Arabia (0.0%)
[3]	Kingdom of Saudi Arabia	0.000%	3/3/24	EUR	17,450	18,158
[3]	Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	4,913	4,591
[3]	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	7,468	6,347
	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	3,000	2,550
	Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	7,189	5,122
						36,768
Singapore (0.5%)
	Housing & Development Board	2.495%	3/11/26	SGD	1,250	886
	Housing & Development Board	2.035%	9/16/26	SGD	5,250	3,654
	Housing & Development Board	2.675%	1/22/29	SGD	3,250	2,246
	Housing & Development Board	1.971%	1/25/29	SGD	250	167
	Housing & Development Board	2.598%	10/30/29	SGD	7,500	5,117
	Housing & Development Board	3.995%	12/6/29	SGD	24,750	18,221
	Housing & Development Board	3.080%	5/31/30	SGD	7,750	5,413
	Housing & Development Board	2.545%	7/4/31	SGD	1,750	1,167
	Housing & Development Board	1.865%	7/21/33	SGD	15,500	9,442

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Singapore	2.375%	6/1/25	SGD	44,480	31,816
	Republic of Singapore	0.500%	11/1/25	SGD	56,061	38,476
	Republic of Singapore	2.125%	6/1/26	SGD	42,812	30,141
	Republic of Singapore	1.250%	11/1/26	SGD	30,306	20,705
	Republic of Singapore	3.500%	3/1/27	SGD	48,452	35,413
	Republic of Singapore	2.875%	9/1/27	SGD	30,000	21,536
	Republic of Singapore	2.625%	5/1/28	SGD	25,552	18,121
	Republic of Singapore	2.875%	7/1/29	SGD	47,999	34,185
	Republic of Singapore	2.875%	9/1/30	SGD	37,296	26,399
	Republic of Singapore	1.625%	7/1/31	SGD	50,700	32,594
	Republic of Singapore	2.625%	8/1/32	SGD	22,000	15,110
	Republic of Singapore	3.375%	9/1/33	SGD	32,146	23,419
	Republic of Singapore	2.250%	8/1/36	SGD	46,386	29,968
	Republic of Singapore	2.375%	7/1/39	SGD	28,832	18,597
	Republic of Singapore	2.750%	4/1/42	SGD	23,361	15,771
	Republic of Singapore	2.750%	3/1/46	SGD	37,968	25,425
	Republic of Singapore	1.875%	3/1/50	SGD	30,122	16,810
	Republic of Singapore	1.875%	10/1/51	SGD	54,342	30,384
	Republic of Singapore	3.000%	8/1/72	SGD	11,742	8,411
						519,594
Slovakia (0.2%)
	Slovak Republic	0.000%	6/17/24	EUR	10,635	10,983
	Slovak Republic	0.250%	5/14/25	EUR	16,557	16,597
	Slovak Republic	0.625%	5/22/26	EUR	6,339	6,247
	Slovak Republic	1.375%	1/21/27	EUR	10,337	10,218
	Slovak Republic	1.000%	6/12/28	EUR	16,466	15,482
	Slovak Republic	0.750%	4/9/30	EUR	11,716	10,198
	Slovak Republic	1.000%	5/14/32	EUR	27,091	22,232
	Slovak Republic	4.000%	10/19/32	EUR	28,000	29,352
	Slovak Republic	3.625%	6/8/33	EUR	11,000	11,229
	Slovak Republic	3.750%	2/23/35	EUR	35,726	35,682
	Slovak Republic	0.375%	4/21/36	EUR	24,545	15,917
	Slovak Republic	1.875%	3/9/37	EUR	4,950	3,901
	Slovak Republic	4.000%	2/23/43	EUR	12,837	12,490
	Slovak Republic	2.000%	10/17/47	EUR	11,530	7,710
	Slovak Republic	2.250%	6/12/68	EUR	2,044	1,234
						209,472
Slovenia (0.1%)
	Republic of Slovenia	5.125%	3/30/26	EUR	3,901	4,276
	Republic of Slovenia	1.250%	3/22/27	EUR	6,827	6,709
	Republic of Slovenia	1.000%	3/6/28	EUR	17,067	16,275
	Republic of Slovenia	1.188%	3/14/29	EUR	4,876	4,567
	Republic of Slovenia	0.275%	1/14/30	EUR	7,314	6,329
	Republic of Slovenia	0.000%	2/12/31	EUR	23,720	19,327
	Republic of Slovenia	2.250%	3/3/32	EUR	44,548	42,259
	Republic of Slovenia	3.625%	3/11/33	EUR	3,850	4,063
	Republic of Slovenia	1.500%	3/25/35	EUR	2,031	1,654
	Republic of Slovenia	3.125%	8/7/45	EUR	4,876	4,384
	Republic of Slovenia	0.488%	10/20/50	EUR	8,733	3,780
						113,623
South Korea (3.0%)
[3]	Export-Import Bank of Korea	3.500%	6/7/26	EUR	4,435	4,653
	Export-Import Bank of Korea	4.000%	6/7/27	AUD	320	191
[3]	Export-Import Bank of Korea	3.625%	6/7/30	EUR	3,810	3,952
	Korea Development Bank	2.625%	9/8/27	EUR	5,000	5,117
	Korea Gas Corp.	0.000%	11/28/23	CHF	1,965	2,157
[3]	Korea Housing Finance Corp	1.963%	7/19/26	EUR	9,600	9,637
[3]	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	2,457	2,465
	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	33,821	33,933
[3]	Korea Housing Finance Corp.	0.010%	7/7/25	EUR	7,043	6,960
	Korea Housing Finance Corp.	0.010%	6/29/26	EUR	38,458	36,644
	Republic of Korea	1.875%	12/10/24	KRW	120,000,000	87,030
	Republic of Korea	4.250%	12/10/24	KRW	60,000,000	44,646
	Republic of Korea	1.500%	3/10/25	KRW	130,000,000	93,297
	Republic of Korea	3.375%	3/10/25	KRW	190,000,000	139,810
	Republic of Korea	2.250%	6/10/25	KRW	15,000,000	10,821

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Korea	3.125%	6/10/25	KRW	75,000,000	54,855
Republic of Korea	1.125%	9/10/25	KRW	144,000,000	101,245
Republic of Korea	0.000%	9/16/25	EUR	6,092	6,006
Republic of Korea	2.250%	12/10/25	KRW	20,000,000	14,285
Republic of Korea	4.250%	12/10/25	KRW	140,000,000	104,129
Republic of Korea	1.250%	3/10/26	KRW	160,000,000	111,099
Republic of Korea	1.875%	6/10/26	KRW	55,000,000	38,539
Republic of Korea	1.750%	9/10/26	KRW	90,000,000	62,471
Republic of Korea	1.500%	12/10/26	KRW	30,000,000	20,540
Republic of Korea	2.375%	3/10/27	KRW	190,000,000	133,015
Republic of Korea	2.125%	6/10/27	KRW	60,000,000	41,446
Republic of Korea	3.125%	9/10/27	KRW	70,000,000	49,928
Republic of Korea	2.375%	12/10/27	KRW	25,000,000	17,267
Republic of Korea	3.250%	3/10/28	KRW	218,000,000	155,452
Republic of Korea	5.500%	3/10/28	KRW	45,000,000	35,034
Republic of Korea	2.625%	6/10/28	KRW	55,000,000	38,053
Republic of Korea	2.375%	12/10/28	KRW	40,000,000	27,119
Republic of Korea	1.875%	6/10/29	KRW	40,000,000	26,131
Republic of Korea	1.375%	12/10/29	KRW	70,000,000	43,922
Republic of Korea	5.500%	12/10/29	KRW	43,000,000	33,906
Republic of Korea	1.375%	6/10/30	KRW	130,000,000	80,248
Republic of Korea	1.500%	12/10/30	KRW	120,000,000	73,671
Republic of Korea	4.750%	12/10/30	KRW	20,000,000	15,195
Republic of Korea	2.000%	6/10/31	KRW	117,409,350	73,914
Republic of Korea	2.375%	12/10/31	KRW	63,600,000	40,914
Republic of Korea	4.000%	12/10/31	KRW	30,000,000	21,689
Republic of Korea	3.375%	6/10/32	KRW	50,000,000	34,443
Republic of Korea	4.250%	12/10/32	KRW	107,000,000	78,587
Republic of Korea	3.750%	12/10/33	KRW	60,000,000	42,266
Republic of Korea	2.625%	9/10/35	KRW	45,000,000	28,166
Republic of Korea	1.500%	9/10/36	KRW	40,000,000	21,537
Republic of Korea	2.250%	9/10/37	KRW	35,000,000	20,508
Republic of Korea	2.375%	9/10/38	KRW	31,000,000	18,277
Republic of Korea	1.125%	9/10/39	KRW	45,000,000	21,501
Republic of Korea	1.500%	9/10/40	KRW	86,500,000	43,286
Republic of Korea	1.875%	9/10/41	KRW	34,400,000	18,117
Republic of Korea	3.250%	9/10/42	KRW	100,000,000	65,201
Republic of Korea	3.000%	12/10/42	KRW	65,000,000	40,779
Republic of Korea	2.750%	12/10/44	KRW	45,000,000	26,844
Republic of Korea	2.000%	3/10/46	KRW	52,000,000	26,624
Republic of Korea	2.125%	3/10/47	KRW	85,000,000	44,249
Republic of Korea	2.625%	3/10/48	KRW	94,950,000	54,378
Republic of Korea	2.000%	3/10/49	KRW	119,000,000	59,087
Republic of Korea	1.500%	3/10/50	KRW	180,000,000	80,721
Republic of Korea	1.875%	3/10/51	KRW	190,454,410	91,546
Republic of Korea	2.500%	3/10/52	KRW	102,756,700	56,209
Republic of Korea	3.125%	9/10/52	KRW	104,500,000	64,727
Republic of Korea	3.250%	3/10/53	KRW	172,500,000	109,378
Republic of Korea	1.500%	9/10/66	KRW	3,000,000	1,063
Republic of Korea	2.000%	9/10/68	KRW	9,000,000	3,814
Republic of Korea	1.625%	9/10/70	KRW	51,968,000	18,775
Republic of Korea	3.500%	9/10/72	KRW	24,000,000	15,567
					2,987,036
Spain (4.6%)
Adif Alta Velocidad	1.875%	1/28/25	EUR	7,500	7,743
Adif Alta Velocidad	0.950%	4/30/27	EUR	7,500	7,234
Adif Alta Velocidad	3.500%	7/30/28	EUR	6,700	7,035
Adif Alta Velocidad	0.550%	10/31/31	EUR	4,000	3,209
Autonomous Community of Andalusia Spain	0.500%	4/30/31	EUR	22,454	18,419
Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	6,827	7,021
Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	10,373	11,162
Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	8,290	8,348
Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	6,644	6,491
Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	9,752	9,234
Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	2,439	2,330
Autonomous Community of Madrid Spain	0.419%	4/30/30	EUR	1,923	1,642
Autonomous Community of Madrid Spain	0.420%	4/30/31	EUR	22,948	18,793

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Basque Government	0.850%	4/30/30	EUR	7,749	6,845
	Basque Government	0.450%	4/30/32	EUR	9,187	7,316
	Basque Government	3.500%	4/30/33	EUR	9,000	9,141
	Instituto de Credito Oficial	0.000%	4/30/26	EUR	16,773	16,269
	Kingdom of Spain	0.000%	1/31/25	EUR	96,318	97,544
[3]	Kingdom of Spain	1.600%	4/30/25	EUR	26,132	26,904
	Kingdom of Spain	0.000%	5/31/25	EUR	150,741	151,153
[3]	Kingdom of Spain	4.650%	7/30/25	EUR	150,000	161,940
	Kingdom of Spain	0.000%	1/31/26	EUR	309,491	303,924
[3]	Kingdom of Spain	1.950%	4/30/26	EUR	50,198	51,369
	Kingdom of Spain	2.800%	5/31/26	EUR	262,666	274,105
	Kingdom of Spain	0.000%	1/31/27	EUR	233,494	221,968
[3]	Kingdom of Spain	0.800%	7/30/27	EUR	99,896	96,299
	Kingdom of Spain	0.000%	1/31/28	EUR	400,877	368,593
[3]	Kingdom of Spain	1.400%	4/30/28	EUR	59,534	57,872
[3]	Kingdom of Spain	1.400%	7/30/28	EUR	58,348	56,456
[3]	Kingdom of Spain	5.150%	10/31/28	EUR	65,317	74,544
	Kingdom of Spain	6.000%	1/31/29	EUR	50,862	60,397
	Kingdom of Spain	5.250%	4/6/29	GBP	500	605
[3]	Kingdom of Spain	1.450%	4/30/29	EUR	70,481	67,223
	Kingdom of Spain	0.800%	7/30/29	EUR	307,911	281,104
[3]	Kingdom of Spain	0.600%	10/31/29	EUR	95,000	85,010
[3]	Kingdom of Spain	0.500%	4/30/30	EUR	80,000	69,962
[3]	Kingdom of Spain	1.950%	7/30/30	EUR	165,000	157,979
[3]	Kingdom of Spain	1.250%	10/31/30	EUR	32,549	29,527
[3]	Kingdom of Spain	0.100%	4/30/31	EUR	100,000	81,591
[3]	Kingdom of Spain	0.500%	10/31/31	EUR	84,714	70,149
[3]	Kingdom of Spain	0.700%	4/30/32	EUR	93,074	76,959
	Kingdom of Spain	5.750%	7/30/32	EUR	50,637	61,472
[3]	Kingdom of Spain	2.550%	10/31/32	EUR	113,287	108,559
[3]	Kingdom of Spain	3.150%	4/30/33	EUR	210,869	210,061
[3]	Kingdom of Spain	2.350%	7/30/33	EUR	41,715	38,767
[3]	Kingdom of Spain	3.550%	10/31/33	EUR	101,896	104,398
[3]	Kingdom of Spain	1.850%	7/30/35	EUR	82,325	69,518
[3]	Kingdom of Spain	4.200%	1/31/37	EUR	59,903	63,731
[3]	Kingdom of Spain	0.850%	7/30/37	EUR	59,176	40,941
[3]	Kingdom of Spain	3.900%	7/30/39	EUR	80,910	81,229
[3]	Kingdom of Spain	4.900%	7/30/40	EUR	103,246	116,100
[3]	Kingdom of Spain	1.200%	10/31/40	EUR	70,520	46,637
[3]	Kingdom of Spain	4.700%	7/30/41	EUR	87,312	96,136
[3]	Kingdom of Spain	1.000%	7/30/42	EUR	27,236	16,450
[3]	Kingdom of Spain	3.450%	7/30/43	EUR	37,767	34,582
[3]	Kingdom of Spain	5.150%	10/31/44	EUR	65,003	75,315
[3]	Kingdom of Spain	2.900%	10/31/46	EUR	109,655	89,898
[3]	Kingdom of Spain	2.700%	10/31/48	EUR	82,236	63,593
[3]	Kingdom of Spain	1.000%	10/31/50	EUR	39,061	19,041
[3]	Kingdom of Spain	1.900%	10/31/52	EUR	127,629	77,217
[3]	Kingdom of Spain	3.450%	7/30/66	EUR	53,737	44,510
[3]	Kingdom of Spain	1.450%	10/31/71	EUR	42,435	17,924
	Xunta de Galicia	3.711%	7/30/29	EUR	6,300	6,644
						4,554,132
Supranational (4.3%)
	African Development Bank	0.250%	11/21/24	EUR	11,020	11,230
	African Development Bank	0.875%	12/16/24	GBP	3,242	3,744
	African Development Bank	4.000%	1/10/25	AUD	7,018	4,403
	African Development Bank	4.500%	6/2/26	AUD	3,052	1,909
	African Development Bank	0.500%	6/22/26	GBP	19,692	21,257
	African Development Bank	0.125%	10/7/26	EUR	1,951	1,882
	African Development Bank	0.500%	3/22/27	EUR	15,409	14,866
	African Development Bank	3.300%	7/27/27	AUD	5,491	3,258
	African Development Bank	3.350%	8/8/28	AUD	127	74
	African Development Bank	0.500%	3/21/29	EUR	17,477	15,962
	African Development Bank	2.250%	9/14/29	EUR	21,400	21,334
	Asian Development Bank	3.500%	5/30/24	NZD	9,794	5,630
	Asian Development Bank	2.500%	12/19/24	GBP	8,000	9,408
	Asian Development Bank	1.625%	1/28/25	CAD	5,536	3,826
	Asian Development Bank	3.750%	3/12/25	AUD	5,505	3,441

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Asian Development Bank	3.700%	6/17/25	AUD	20,000	12,461
	Asian Development Bank	6.125%	8/15/25	GBP	15,025	18,514
	Asian Development Bank	0.750%	2/10/26	CAD	5,214	3,432
	Asian Development Bank	1.342%	6/18/26	NOK	58,000	4,784
	Asian Development Bank	4.400%	7/13/26	CAD	3,540	2,528
	Asian Development Bank	0.625%	9/15/26	GBP	3,608	3,877
	Asian Development Bank	3.000%	10/14/26	AUD	900	540
	Asian Development Bank	0.125%	12/15/26	GBP	7,802	8,196
	Asian Development Bank	4.650%	2/16/27	CAD	1,368	985
	Asian Development Bank	3.400%	9/10/27	AUD	9,300	5,550
	Asian Development Bank	0.250%	10/28/27	GBP	6,582	6,698
	Asian Development Bank	0.750%	12/7/27	GBP	10,635	10,998
	Asian Development Bank	1.100%	3/2/28	AUD	8,535	4,554
	Asian Development Bank	1.500%	5/4/28	CAD	2,600	1,645
	Asian Development Bank	3.300%	5/24/28	CAD	5,500	3,769
	Asian Development Bank	3.300%	8/8/28	AUD	1,280	746
	Asian Development Bank	3.100%	6/15/29	AUD	4,500	2,544
	Asian Development Bank	0.000%	10/24/29	EUR	7,412	6,470
	Asian Development Bank	0.025%	1/31/30	EUR	3,566	3,078
	Asian Development Bank	0.100%	6/17/31	EUR	3,953	3,269
	Asian Development Bank	1.950%	7/22/32	EUR	9,175	8,592
	Asian Development Bank	2.000%	6/10/37	EUR	5,331	4,604
	Asian Infrastructure Investment Bank	1.000%	5/6/26	AUD	6,258	3,565
	Asian Infrastructure Investment Bank	3.000%	2/14/28	EUR	34,900	36,317
	Corp. Andina de Fomento	1.125%	2/13/25	EUR	7,369	7,475
	Corp. Andina de Fomento	1.625%	6/3/25	EUR	5,335	5,412
	Corp. Andina de Fomento	0.250%	2/4/26	EUR	300	290
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	4,265	4,516
	Corp. Andina de Fomento	2.375%	7/13/27	EUR	3,960	3,924
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	784	461
	Corp. Andina de Fomento	4.500%	3/7/28	EUR	26,937	28,813
	Council of Europe Development Bank	0.750%	6/9/25	EUR	23,409	23,681
	Council of Europe Development Bank	0.375%	6/8/26	EUR	52,357	51,345
	Council of Europe Development Bank	0.000%	4/9/27	EUR	4,530	4,292
	Council of Europe Development Bank	0.250%	1/19/32	EUR	10,662	8,790
	EUROFIMA	3.900%	12/19/25	AUD	495	307
	EUROFIMA	3.000%	5/15/26	CHF	3,185	3,630
	EUROFIMA	2.600%	1/13/27	AUD	12,160	7,125
	EUROFIMA	4.550%	3/30/27	CAD	1,330	949
	EUROFIMA	3.350%	5/21/29	AUD	2,130	1,207
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	2.875%	2/4/30	CHF	5,000	5,918
	European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	488	612
[5]	European Financial Stability Facility	0.400%	2/17/25	EUR	30,363	30,876
[5]	European Financial Stability Facility	0.200%	4/28/25	EUR	7,802	7,869
[5]	European Financial Stability Facility	0.500%	7/11/25	EUR	14,628	14,754
[5]	European Financial Stability Facility	0.000%	10/15/25	EUR	23,988	23,801
[5]	European Financial Stability Facility	0.400%	5/31/26	EUR	39,783	39,185
[5]	European Financial Stability Facility	0.000%	7/20/26	EUR	30,199	29,303
[5]	European Financial Stability Facility	2.750%	8/17/26	EUR	50,000	52,163
[5]	European Financial Stability Facility	0.750%	5/3/27	EUR	22,287	21,699
[5]	European Financial Stability Facility	0.875%	7/26/27	EUR	12,190	11,872
[5]	European Financial Stability Facility	0.000%	10/13/27	EUR	19,000	17,705
[5]	European Financial Stability Facility	0.950%	2/14/28	EUR	10,546	10,145
[5]	European Financial Stability Facility	0.875%	9/5/28	EUR	37,997	35,976
[5]	European Financial Stability Facility	3.000%	12/15/28	EUR	60,000	62,730
[5]	European Financial Stability Facility	0.050%	10/17/29	EUR	12,853	11,239
[5]	European Financial Stability Facility	2.750%	12/3/29	EUR	2,683	2,755
[5]	European Financial Stability Facility	0.125%	3/18/30	EUR	16,054	13,916
[5]	European Financial Stability Facility	0.000%	1/20/31	EUR	63,851	53,180
[5]	European Financial Stability Facility	3.875%	3/30/32	EUR	9,752	10,660
[5]	European Financial Stability Facility	2.875%	2/16/33	EUR	20,000	20,125
[5]	European Financial Stability Facility	1.250%	5/24/33	EUR	26,655	23,095
[5]	European Financial Stability Facility	3.000%	9/4/34	EUR	2,536	2,534
[5]	European Financial Stability Facility	0.875%	4/10/35	EUR	40,133	31,517
[5]	European Financial Stability Facility	3.375%	4/3/37	EUR	20,095	20,367
[5]	European Financial Stability Facility	1.450%	9/5/40	EUR	12,046	8,996
[5]	European Financial Stability Facility	1.700%	2/13/43	EUR	18,100	13,570

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[5]	European Financial Stability Facility	2.350%	7/29/44	EUR	8,632	7,203
[5]	European Financial Stability Facility	1.200%	2/17/45	EUR	19,797	13,012
[5]	European Financial Stability Facility	1.375%	5/31/47	EUR	33,282	21,931
[5]	European Financial Stability Facility	1.800%	7/10/48	EUR	21,896	15,520
[5]	European Financial Stability Facility	0.700%	1/20/50	EUR	22,235	11,410
[5]	European Financial Stability Facility	0.050%	1/18/52	EUR	13,710	5,097
[5]	European Financial Stability Facility	0.700%	1/17/53	EUR	265	126
[5]	European Financial Stability Facility	1.750%	7/17/53	EUR	4,262	2,812
[5]	European Financial Stability Facility	2.000%	2/28/56	EUR	11,569	8,027
	European Investment Bank	0.750%	11/15/24	GBP	14,349	16,643
	European Investment Bank	1.900%	1/22/25	CAD	8,900	6,176
	European Investment Bank	1.625%	2/4/25	CHF	1,235	1,358
	European Investment Bank	0.000%	3/25/25	EUR	11,464	11,562
	European Investment Bank	0.125%	4/15/25	EUR	14,628	14,761
	European Investment Bank	5.500%	4/15/25	GBP	1,634	1,993
	European Investment Bank	1.125%	6/19/25	GBP	15,500	17,667
	European Investment Bank	0.375%	7/16/25	EUR	11,263	11,334
	European Investment Bank	2.750%	9/15/25	EUR	79,503	83,239
	European Investment Bank	4.500%	10/15/25	EUR	7,314	7,894
	European Investment Bank	2.900%	10/17/25	AUD	37,662	23,017
	European Investment Bank	0.000%	3/13/26	EUR	4,876	4,789
	European Investment Bank	0.375%	4/14/26	EUR	26,979	26,672
	European Investment Bank	0.875%	5/15/26	GBP	5,000	5,495
	European Investment Bank	3.100%	8/17/26	AUD	17,243	10,421
	European Investment Bank	2.750%	8/25/26	PLN	4,898	1,077
	European Investment Bank	1.000%	9/21/26	GBP	14,060	15,320
	European Investment Bank	0.100%	10/15/26	EUR	12,889	12,476
	European Investment Bank	1.750%	11/12/26	SEK	325,000	27,421
	European Investment Bank	1.250%	11/13/26	EUR	2,926	2,926
	European Investment Bank	0.125%	12/14/26	GBP	15,000	15,783
	European Investment Bank	0.000%	12/22/26	EUR	32,032	30,754
	European Investment Bank	0.500%	1/15/27	EUR	26,184	25,516
	European Investment Bank	3.500%	4/15/27	EUR	2,439	2,609
	European Investment Bank	0.000%	6/17/27	EUR	10,000	9,444
	European Investment Bank	0.375%	9/15/27	EUR	29,486	28,054
	European Investment Bank	3.750%	12/7/27	GBP	1,853	2,162
	European Investment Bank	1.000%	1/28/28	CAD	4,462	2,783
	European Investment Bank	3.300%	2/3/28	AUD	1,103	651
	European Investment Bank	0.000%	3/28/28	EUR	43,652	40,166
	European Investment Bank	1.375%	5/12/28	SEK	36,740	2,977
	European Investment Bank	0.000%	5/15/28	EUR	4,876	4,470
	European Investment Bank	4.200%	8/21/28	AUD	10,000	6,099
	European Investment Bank	0.000%	9/28/28	EUR	13,328	12,084
	European Investment Bank	0.000%	12/7/28	GBP	1,268	1,211
	European Investment Bank	6.000%	12/7/28	GBP	7,802	9,983
	European Investment Bank	0.625%	1/22/29	EUR	32,628	30,274
	European Investment Bank	3.300%	5/25/29	AUD	11,476	6,585
	European Investment Bank	0.125%	6/20/29	EUR	5,606	4,995
	European Investment Bank	0.250%	9/14/29	EUR	13,856	12,343
	European Investment Bank	0.050%	11/15/29	EUR	20,000	17,516
	European Investment Bank	0.050%	1/16/30	EUR	18,917	16,466
	European Investment Bank	2.250%	3/15/30	EUR	35,000	34,869
	European Investment Bank	4.000%	4/15/30	EUR	3,475	3,825
	European Investment Bank	2.750%	7/30/30	EUR	40,502	41,380
	European Investment Bank	0.000%	9/9/30	EUR	7,269	6,156
	European Investment Bank	2.750%	9/13/30	EUR	14,627	14,961
	European Investment Bank	0.000%	1/14/31	EUR	49,156	41,031
	European Investment Bank	1.300%	1/27/31	AUD	5,490	2,595
	European Investment Bank	1.000%	3/14/31	EUR	26,035	23,416
	European Investment Bank	1.000%	4/14/32	EUR	15,604	13,641
	European Investment Bank	1.125%	11/15/32	EUR	9,752	8,490
	European Investment Bank	2.875%	1/12/33	EUR	18,511	18,663
	European Investment Bank	1.125%	4/13/33	EUR	14,628	12,594
	European Investment Bank	3.000%	7/15/33	EUR	47,379	48,092
	European Investment Bank	0.050%	10/13/34	EUR	23,779	17,232
	European Investment Bank	2.625%	3/15/35	EUR	3,462	3,326
	European Investment Bank	0.010%	11/15/35	EUR	18,659	12,829

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	0.200%	3/17/36	EUR	20,993	14,625
European Investment Bank	3.125%	6/30/36	CHF	495	640
European Investment Bank	1.125%	9/15/36	EUR	23,407	18,341
European Investment Bank	3.875%	6/8/37	GBP	5,633	6,071
European Investment Bank	0.500%	11/13/37	EUR	720	497
European Investment Bank	5.000%	4/15/39	GBP	3,416	4,101
European Investment Bank	2.750%	3/15/40	EUR	9,045	8,364
European Investment Bank	0.250%	6/15/40	EUR	10,993	6,597
European Investment Bank	0.010%	5/15/41	EUR	6,000	3,292
European Investment Bank	3.625%	3/14/42	EUR	2,731	2,788
European Investment Bank	1.000%	11/14/42	EUR	4,876	3,190
European Investment Bank	4.500%	3/7/44	GBP	4,145	4,553
European Investment Bank	1.750%	9/15/45	EUR	6,847	5,040
European Investment Bank	0.875%	9/13/47	EUR	4,876	2,817
European Investment Bank	1.500%	11/15/47	EUR	2,439	1,638
European Investment Bank	1.500%	10/16/48	EUR	30,500	20,131
European Investment Bank	0.050%	1/27/51	EUR	12,351	4,767
European Investment Bank	4.625%	10/12/54	GBP	3,755	4,138
European Stability Mechanism	1.000%	9/23/25	EUR	19,503	19,763
European Stability Mechanism	0.500%	3/2/26	EUR	22,771	22,610
European Stability Mechanism	0.000%	12/15/26	EUR	42,500	40,731
European Stability Mechanism	0.750%	3/15/27	EUR	21,175	20,669
European Stability Mechanism	0.750%	9/5/28	EUR	12,598	11,845
European Stability Mechanism	0.500%	3/5/29	EUR	20,478	18,763
European Stability Mechanism	0.010%	3/4/30	EUR	33,146	28,520
European Stability Mechanism	0.010%	10/15/31	EUR	19,798	16,084
European Stability Mechanism	1.125%	5/3/32	EUR	2,550	2,243
European Stability Mechanism	1.200%	5/23/33	EUR	5,852	5,061
European Stability Mechanism	1.625%	11/17/36	EUR	19,479	16,159
European Stability Mechanism	1.750%	10/20/45	EUR	4,876	3,554
European Stability Mechanism	1.800%	11/2/46	EUR	20,455	14,964
European Stability Mechanism	1.850%	12/1/55	EUR	17,645	11,556
European Union	0.500%	4/4/25	EUR	29,256	29,712
European Union	0.800%	7/4/25	EUR	74,183	75,192
European Union	0.000%	11/4/25	EUR	28,573	28,366
European Union	0.000%	7/6/26	EUR	53,409	51,912
European Union	3.000%	9/4/26	EUR	3,475	3,667
European Union	2.750%	10/5/26	EUR	137,700	143,706
European Union	2.000%	10/4/27	EUR	61,375	62,022
European Union	2.500%	11/4/27	EUR	9,264	9,545
European Union	2.875%	4/4/28	EUR	2,439	2,545
European Union	0.000%	6/2/28	EUR	63,700	58,413
European Union	0.000%	10/4/28	EUR	30,216	27,296
European Union	0.000%	7/4/29	EUR	35,098	31,016
European Union	1.375%	10/4/29	EUR	7,802	7,424
European Union	1.625%	12/4/29	EUR	133,393	128,221
European Union	0.000%	10/4/30	EUR	3,000	2,535
European Union	0.750%	4/4/31	EUR	25,969	22,846
European Union	0.000%	4/22/31	EUR	17,863	14,795
European Union	0.000%	7/4/31	EUR	149,195	121,968
European Union	1.000%	7/6/32	EUR	88,210	76,369
European Union	2.750%	2/4/33	EUR	24,000	23,932
European Union	3.250%	7/4/34	EUR	43,000	43,922
European Union	0.000%	7/4/35	EUR	36,676	25,520
European Union	1.125%	4/4/36	EUR	9,752	7,714
European Union	0.250%	4/22/36	EUR	25,620	17,896
European Union	0.200%	6/4/36	EUR	51,634	35,564
European Union	0.400%	2/4/37	EUR	63,606	44,226
European Union	0.875%	3/11/37	EUR	3,132	2,324
European Union	1.125%	6/4/37	EUR	1,496	1,141
European Union	2.750%	12/4/37	EUR	42,017	39,357
European Union	3.375%	4/4/38	EUR	1,305	1,309
European Union	3.375%	10/4/38	EUR	65,761	65,042
European Union	0.100%	10/4/40	EUR	28,358	16,240
European Union	0.450%	7/4/41	EUR	31,314	18,531
European Union	3.750%	4/4/42	EUR	4,876	5,035
European Union	3.375%	11/4/42	EUR	62,208	60,197

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Union	1.250%	2/4/43	EUR	2,911	1,961
European Union	4.000%	4/4/44	EUR	33,497	35,271
European Union	0.450%	5/2/46	EUR	19,811	10,364
European Union	0.750%	1/4/47	EUR	32,693	18,323
European Union	2.625%	2/4/48	EUR	27,788	23,393
European Union	0.300%	11/4/50	EUR	15,943	6,878
European Union	0.700%	7/6/51	EUR	62,278	30,211
European Union	2.500%	10/4/52	EUR	82,643	64,751
European Union	3.000%	3/4/53	EUR	73,869	64,206
Inter-American Development Bank	1.375%	12/15/24	GBP	13,411	15,577
Inter-American Development Bank	0.750%	10/15/25	CAD	2,314	1,540
Inter-American Development Bank	2.750%	10/30/25	AUD	5,338	3,249
Inter-American Development Bank	1.250%	12/15/25	GBP	11,956	13,430
Inter-American Development Bank	4.400%	1/26/26	CAD	13	9
Inter-American Development Bank	4.250%	6/11/26	AUD	637	397
Inter-American Development Bank	1.000%	6/29/26	CAD	3,300	2,159
Inter-American Development Bank	0.500%	9/15/26	GBP	4,876	5,219
Inter-American Development Bank	0.875%	8/27/27	CAD	3,091	1,940
Inter-American Development Bank	3.100%	2/22/28	AUD	10,000	5,848
Inter-American Development Bank	3.400%	5/24/28	CAD	5,400	3,712
Inter-American Development Bank	2.125%	12/15/28	GBP	5,331	5,707
Inter-American Development Bank	3.290%	6/28/32	AUD	1,762	933
International Bank for Reconstruction & Development	1.900%	1/16/25	CAD	11,459	7,953
International Bank for Reconstruction & Development	4.250%	6/24/25	AUD	6,170	3,878
International Bank for Reconstruction & Development	0.750%	7/2/25	CAD	7,990	5,377
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	5,093	3,107
International Bank for Reconstruction & Development	0.625%	1/14/26	CAD	3,052	2,007
International Bank for Reconstruction & Development	0.750%	6/10/26	NZD	1,007	518
International Bank for Reconstruction & Development	0.250%	7/22/26	GBP	2,439	2,610
International Bank for Reconstruction & Development	1.200%	7/22/26	CAD	2,265	1,484
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	8,081	4,851
International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	6,763	7,245
International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	22,515	21,499
International Bank for Reconstruction & Development	1.800%	1/19/27	CAD	5,282	3,484
International Bank for Reconstruction & Development	0.250%	9/23/27	GBP	9,752	9,949
International Bank for Reconstruction & Development	0.625%	9/24/27	NZD	1,510	726
International Bank for Reconstruction & Development	0.875%	9/28/27	CAD	2,649	1,660
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	5,365	5,121
International Bank for Reconstruction & Development	4.400%	1/13/28	AUD	30,000	18,519
International Bank for Reconstruction & Development	3.700%	1/18/28	CAD	7,600	5,307
International Bank for Reconstruction & Development	0.010%	4/24/28	EUR	29,171	26,718
International Bank for Reconstruction & Development	1.625%	5/10/28	NZD	12,265	6,000
International Bank for Reconstruction & Development	0.625%	7/14/28	GBP	19,078	19,222
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	1,617	945
International Bank for Reconstruction & Development	4.875%	12/7/28	GBP	100	122
International Bank for Reconstruction & Development	1.250%	12/13/28	GBP	14,488	14,825
International Bank for Reconstruction & Development	0.250%	5/21/29	EUR	10,300	9,247
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	886	553
International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	2,130	2,079
International Bank for Reconstruction & Development	0.000%	2/21/30	EUR	5,571	4,791
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	2,633	2,333
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	2,926	3,775
International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	25,257	20,810
International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	18,703	15,675
International Bank for Reconstruction & Development	0.500%	6/21/35	EUR	2,156	1,611
International Bank for Reconstruction & Development	0.100%	9/17/35	EUR	3,699	2,600
International Bank for Reconstruction & Development	3.100%	4/14/38	EUR	4,500	4,402
International Bank for Reconstruction & Development	3.450%	9/13/38	EUR	5,455	5,577
International Bank for Reconstruction & Development	0.700%	10/22/46	EUR	8,840	4,954
International Bank for Reconstruction & Development	0.125%	1/3/51	EUR	3,206	1,290
International Bank for Reconstruction & Development	0.200%	1/21/61	EUR	2,633	808
International Development Assn.	0.750%	9/21/28	GBP	2,498	2,512
International Development Assn.	0.000%	7/15/31	EUR	10,662	8,696
International Development Assn.	0.350%	4/22/36	EUR	10,861	7,765
International Development Assn.	1.750%	5/5/37	EUR	15,000	12,600
International Development Assn.	0.700%	1/17/42	EUR	7,760	4,829
International Finance Corp.	1.375%	3/7/25	GBP	4,789	5,533

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
International Finance Corp.	4.000%	4/3/25	AUD	4,314	2,704
International Finance Corp.	0.625%	9/16/25	CAD	2,400	1,598
International Finance Corp.	0.250%	12/15/25	GBP	4,974	5,470
International Finance Corp.	3.200%	7/22/26	AUD	24,659	14,941
International Finance Corp.	4.500%	8/21/26	CAD	2,425	1,735
International Finance Corp.	0.875%	9/15/26	GBP	7,310	7,920
International Finance Corp.	1.850%	1/28/27	CAD	2,212	1,462
International Finance Corp.	0.750%	7/22/27	GBP	4,876	5,103
International Finance Corp.	3.200%	10/18/27	AUD	589	348
International Finance Corp.	0.750%	5/24/28	AUD	10,000	5,203
International Finance Corp.	3.150%	6/26/29	AUD	2,336	1,325
International Finance Corp.	1.250%	2/6/31	AUD	10,000	4,707
International Finance Corp.	3.635%	8/26/33	AUD	6,500	3,473
International Finance Corp.	1.500%	4/15/35	AUD	6,322	2,534
Nordic Investment Bank	0.500%	11/3/25	EUR	9,545	9,527
Nordic Investment Bank	0.125%	12/15/26	GBP	17,632	18,489
Nordic Investment Bank	1.375%	1/27/28	SEK	8,000	650
					4,329,569
Sweden (0.3%)
Kingdom of Sweden	2.500%	5/12/25	SEK	63,320	5,592
Kingdom of Sweden	0.750%	5/12/28	SEK	3,430	279
Kingdom of Sweden	0.750%	11/12/29	SEK	190,485	15,028
Kingdom of Sweden	0.125%	5/12/31	SEK	967,920	70,444
Kingdom of Sweden	2.250%	6/1/32	SEK	197,155	16,731
Kingdom of Sweden	1.750%	11/11/33	SEK	220,000	17,643
Kingdom of Sweden	3.500%	3/30/39	SEK	8,895	838
Kingdom of Sweden	1.375%	6/23/71	SEK	206,590	9,933
Kommuninvest I Sverige AB	1.000%	5/12/25	SEK	192,960	16,535
Kommuninvest I Sverige AB	0.750%	2/4/26	SEK	346,410	28,969
Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	293,810	24,217
Kommuninvest I Sverige AB	0.875%	5/16/29	SEK	50,000	3,822
Kommuninvest I Sverige AB	3.250%	11/12/29	SEK	150,000	13,032
Region Stockholm	0.750%	2/26/25	EUR	2,457	2,493
Svensk Exportkredit AB	2.750%	2/23/28	EUR	25,000	25,679
					251,235
Switzerland (0.5%)
Canton of Basel-Landschaft	1.375%	9/29/34	CHF	8,135	8,703
Canton of Geneva Switzerland	1.625%	7/30/29	CHF	1,745	1,937
Canton of Geneva Switzerland	0.030%	6/28/30	CHF	13,000	12,973
Canton of Geneva Switzerland	1.500%	3/5/32	CHF	790	865
Canton of Geneva Switzerland	0.400%	4/28/36	CHF	2,455	2,296
Canton of Geneva Switzerland	0.600%	7/4/46	CHF	1,470	1,311
Canton of Vaud	2.000%	10/24/33	CHF	4,365	4,990
Canton of Zurich	1.250%	12/3/32	CHF	1,475	1,588
Canton of Zurich	0.000%	11/10/33	CHF	1,000	942
Canton of Zurich	2.000%	7/29/38	CHF	4,900	5,690
Canton of Zurich	0.250%	7/12/39	CHF	6,125	5,422
Swiss Confederation	1.250%	6/11/24	CHF	10,382	11,391
Swiss Confederation	1.500%	7/24/25	CHF	8,546	9,431
Swiss Confederation	1.250%	5/28/26	CHF	91,283	100,651
Swiss Confederation	3.250%	6/27/27	CHF	24,407	28,916
Swiss Confederation	0.000%	6/22/29	CHF	23,432	24,342
Swiss Confederation	2.250%	6/22/31	CHF	43,611	52,181
Swiss Confederation	0.500%	6/27/32	CHF	6,954	7,266
Swiss Confederation	3.500%	4/8/33	CHF	10,088	13,431
Swiss Confederation	0.000%	6/26/34	CHF	10,459	10,227
Swiss Confederation	0.250%	6/23/35	CHF	43,369	43,014
Swiss Confederation	2.500%	3/8/36	CHF	3,013	3,837
Swiss Confederation	1.250%	6/27/37	CHF	14,813	16,491
Swiss Confederation	1.500%	10/26/38	CHF	16,000	18,327
Swiss Confederation	0.000%	7/24/39	CHF	18,615	17,003
Swiss Confederation	1.500%	4/30/42	CHF	20,126	23,232
Swiss Confederation	0.500%	6/28/45	CHF	25,243	24,048
Swiss Confederation	4.000%	1/6/49	CHF	9,163	16,258
Swiss Confederation	0.500%	5/24/55	CHF	10,062	9,355
Swiss Confederation	0.500%	5/30/58	CHF	15,857	14,562

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Swiss Confederation	2.000%	6/25/64	CHF	2,351	3,427
						494,107
Thailand (0.7%)
	Kingdom of Thailand	1.450%	12/17/24	THB	1,110,518	30,552
	Kingdom of Thailand	0.950%	6/17/25	THB	1,672,226	45,367
	Kingdom of Thailand	3.850%	12/12/25	THB	612,082	17,467
	Kingdom of Thailand	2.350%	6/17/26	THB	500,000	13,808
	Kingdom of Thailand	2.125%	12/17/26	THB	703,592	19,246
	Kingdom of Thailand	1.000%	6/17/27	THB	1,732,978	45,290
	Kingdom of Thailand	3.580%	12/17/27	THB	470,725	13,480
	Kingdom of Thailand	5.670%	3/13/28	THB	58,761	1,817
	Kingdom of Thailand	2.875%	12/17/28	THB	1,067,863	29,690
	Kingdom of Thailand	2.400%	3/17/29	THB	700,000	19,000
	Kingdom of Thailand	4.875%	6/22/29	THB	852,018	26,096
	Kingdom of Thailand	1.600%	12/17/29	THB	1,106,839	28,454
	Kingdom of Thailand	3.650%	6/20/31	THB	602,289	17,313
	Kingdom of Thailand	2.000%	12/17/31	THB	1,749,182	44,628
	Kingdom of Thailand	3.775%	6/25/32	THB	738,415	21,396
	Kingdom of Thailand	3.350%	6/17/33	THB	1,550,000	43,576
	Kingdom of Thailand	1.600%	6/17/35	THB	196,901	4,551
	Kingdom of Thailand	1.585%	12/17/35	THB	1,280,397	29,116
	Kingdom of Thailand	3.400%	6/17/36	THB	1,449,997	39,976
	Kingdom of Thailand	3.390%	6/17/37	THB	1,179,000	32,438
	Kingdom of Thailand	4.260%	12/12/37	THB	135,638	3,986
	Kingdom of Thailand	3.300%	6/17/38	THB	1,278,753	34,285
	Kingdom of Thailand	3.800%	6/14/41	THB	73,451	2,060
	Kingdom of Thailand	2.000%	6/17/42	THB	1,009,882	21,953
	Kingdom of Thailand	3.450%	6/17/43	THB	760,000	20,343
	Kingdom of Thailand	4.675%	6/29/44	THB	451,239	14,256
	Kingdom of Thailand	2.875%	6/17/46	THB	553,090	13,167
	Kingdom of Thailand	3.140%	6/17/47	THB	1,000,000	24,916
	Kingdom of Thailand	1.875%	6/17/49	THB	656,063	12,392
	Kingdom of Thailand	2.750%	6/17/52	THB	402,800	8,880
	Kingdom of Thailand	4.850%	6/17/61	THB	7,038	225
	Kingdom of Thailand	4.000%	6/17/66	THB	450,778	12,516
	Kingdom of Thailand	3.600%	6/17/67	THB	1,147,041	29,063
	Kingdom of Thailand	2.500%	6/17/71	THB	217,737	3,948
	Kingdom of Thailand	4.000%	6/17/72	THB	275,000	7,579
						732,830
United Kingdom (4.4%)
[1]	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	2,097	2,412
[6]	LCR Finance plc	4.500%	12/7/28	GBP	3,657	4,387
[6]	LCR Finance plc	4.500%	12/7/38	GBP	780	882
[6]	LCR Finance plc	5.100%	3/7/51	GBP	3,267	3,889
	Transport for London	2.125%	4/24/25	GBP	1,966	2,270
	Transport for London	3.875%	7/23/42	GBP	282	262
	Transport for London	3.625%	5/15/45	GBP	2,281	1,982
	United Kingdom Gilt	0.250%	1/31/25	GBP	197,937	227,446
	United Kingdom Gilt	5.000%	3/7/25	GBP	61,293	74,682
	United Kingdom Gilt	3.500%	10/22/25	GBP	265,181	314,555
	United Kingdom Gilt	1.500%	7/22/26	GBP	50,000	56,262
	United Kingdom Gilt	0.375%	10/22/26	GBP	91,579	98,791
	United Kingdom Gilt	4.125%	1/29/27	GBP	233,063	279,404
	United Kingdom Gilt	4.250%	12/7/27	GBP	21,584	26,110
	United Kingdom Gilt	0.125%	1/31/28	GBP	62,020	63,193
	United Kingdom Gilt	4.500%	6/7/28	GBP	47,347	57,586
	United Kingdom Gilt	0.500%	1/31/29	GBP	294,499	292,927
	United Kingdom Gilt	0.875%	10/22/29	GBP	24,924	24,859
	United Kingdom Gilt	0.375%	10/22/30	GBP	45,000	41,629
	United Kingdom Gilt	4.750%	12/7/30	GBP	85,775	106,652
	United Kingdom Gilt	0.250%	7/31/31	GBP	92,008	81,481
	United Kingdom Gilt	1.000%	1/31/32	GBP	185,867	172,915
	United Kingdom Gilt	4.250%	6/7/32	GBP	67,195	80,655
	United Kingdom Gilt	3.250%	1/31/33	GBP	120,000	131,842
	United Kingdom Gilt	0.875%	7/31/33	GBP	65,000	56,570
	United Kingdom Gilt	4.625%	1/31/34	GBP	20,000	24,350

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Kingdom Gilt	4.500%	9/7/34	GBP	56,116	67,495
United Kingdom Gilt	0.625%	7/31/35	GBP	213,742	165,485
United Kingdom Gilt	4.250%	3/7/36	GBP	100,887	117,487
United Kingdom Gilt	1.750%	9/7/37	GBP	153,414	129,336
United Kingdom Gilt	3.750%	1/29/38	GBP	98,414	106,101
United Kingdom Gilt	1.125%	1/31/39	GBP	84,557	61,620
United Kingdom Gilt	4.250%	9/7/39	GBP	33,057	37,354
United Kingdom Gilt	4.250%	12/7/40	GBP	61,453	68,893
United Kingdom Gilt	1.250%	10/22/41	GBP	116,249	79,595
United Kingdom Gilt	4.500%	12/7/42	GBP	61,370	70,282
United Kingdom Gilt	3.250%	1/22/44	GBP	118,143	111,789
United Kingdom Gilt	3.500%	1/22/45	GBP	87,493	85,412
United Kingdom Gilt	0.875%	1/31/46	GBP	94,976	52,099
United Kingdom Gilt	4.250%	12/7/46	GBP	96,489	105,055
United Kingdom Gilt	1.500%	7/22/47	GBP	67,700	42,531
United Kingdom Gilt	1.750%	1/22/49	GBP	56,167	36,729
United Kingdom Gilt	4.250%	12/7/49	GBP	69,044	74,611
United Kingdom Gilt	0.625%	10/22/50	GBP	41,212	17,977
United Kingdom Gilt	1.250%	7/31/51	GBP	94,095	50,714
United Kingdom Gilt	3.750%	7/22/52	GBP	49,139	48,458
United Kingdom Gilt	1.500%	7/31/53	GBP	79,863	45,188
United Kingdom Gilt	3.750%	10/22/53	GBP	119,645	117,985
United Kingdom Gilt	1.625%	10/22/54	GBP	49,998	28,954
United Kingdom Gilt	4.250%	12/7/55	GBP	77,289	83,230
United Kingdom Gilt	1.750%	7/22/57	GBP	72,276	42,509
United Kingdom Gilt	4.000%	1/22/60	GBP	51,133	52,629
United Kingdom Gilt	0.500%	10/22/61	GBP	80,268	25,544
United Kingdom Gilt	4.000%	10/22/63	GBP	55,466	57,175
United Kingdom Gilt	2.500%	7/22/65	GBP	80,050	56,735
United Kingdom Gilt	3.500%	7/22/68	GBP	70,330	64,737
United Kingdom Gilt	1.625%	10/22/71	GBP	76,164	38,730
United Kingdom Gilt	1.125%	10/22/73	GBP	63,509	25,176
					4,395,608
Total Sovereign Bonds (Cost $95,189,582)					77,230,583

Total International Bond II Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[12]	Vanguard Market Liquidity Fund (Cost $360,139)	5.420%	3,601,795	360,144
Total Investments (98.9%) (Cost $120,721,918)	98,725,893
Other Assets and Liabilities—Net (1.1%)	1,099,610
Net Assets (100.0%)	99,825,503
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Guaranteed by the Republic of Austria.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $11,794,206,000, representing 11.8% of net assets.
4	Guaranteed by the Republic of France.
5	Guaranteed by multiple countries.
6	Guaranteed by the Government of the United Kingdom.
7	Guaranteed by Commissioners of Her Majesty's Treasury.
8	Securities with a value of $1,441,627,000 have been pledged as collateral for open forward currency contracts.
9	Securities with a value of $22,862,000 have been segregated as collateral for open forward currency contracts.
10	Securities with a value of $6,637,000 have been segregated as initial margin for open futures contracts.
11	Guaranteed by the Federal Republic of Germany.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
COP—Colombia peso.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RON—Romania new leu.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Total International Bond II Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
	Expiration	Number of Long (Short) Contracts	($000)
				Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KRW 10-Year Treasury Bond	December 2023	454	35,364	(1,198)
Euro-Schatz	December 2023	864	96,151	(302)
				(1,500)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	12/4/23	AUD	98,000	USD	62,112	127	—
UBS AG	11/2/23	AUD	90,000	USD	58,144	—	(1,048)
Wells Fargo Bank N.A.	11/2/23	AUD	3,000	USD	1,903	—	—
Royal Bank of Canada	11/2/23	CAD	156,800	USD	116,046	—	(2,973)
Toronto-Dominion Bank	11/2/23	CAD	88,200	USD	65,265	—	(1,661)
Morgan Stanley Capital Services Inc.	11/2/23	CAD	6,000	USD	4,407	—	(80)
BNP Paribas	11/2/23	CHF	18,000	USD	19,739	53	—
Barclays Bank plc	11/2/23	CHF	2,000	USD	2,226	—	(27)
State Street Bank & Trust Co.	11/6/23	CLP	67,954,507	USD	74,517	1,385	—
Bank of America, N.A.	11/6/23	CLP	25,736,966	USD	28,756	—	(10)
UBS AG	11/6/23	CLP	24,050,368	USD	26,264	598	—
Bank of America, N.A.	11/6/23	CLP	12,279,158	USD	13,304	412	—
JPMorgan Chase Bank, N.A.	11/3/23	CLP	4,000,000	USD	4,440	29	—
HSBC Bank plc	11/2/23	CNY	5,261,303	USD	719,417	—	(331)
Standard Chartered Bank	11/2/23	CNY	3,383,686	USD	462,442	22	—
Standard Chartered Bank	11/2/23	CNY	301,294	USD	41,340	—	(161)
State Street Bank & Trust Co.	12/4/23	CNY	80,669	USD	11,072	—	(11)
Toronto-Dominion Bank	11/3/23	COP	228,069,812	USD	56,080	—	(709)
Toronto-Dominion Bank	11/3/23	COP	224,847,934	USD	54,292	297	—
State Street Bank & Trust Co.	11/3/23	COP	169,751,711	USD	40,659	553	—
UBS AG	11/3/23	COP	116,584,886	USD	28,297	7	—
Standard Chartered Bank	11/3/23	COP	111,651,631	USD	27,568	—	(461)
Wells Fargo Bank N.A.	11/3/23	COP	111,668,143	USD	27,356	—	(245)
Bank of America, N.A.	11/3/23	COP	64,166,000	USD	15,715	—	(137)
Bank of New York	11/2/23	CZK	10,995,508	USD	477,009	—	(3,483)
BNP Paribas	11/2/23	CZK	160,000	USD	6,947	—	(57)
Citibank, N.A.	11/2/23	CZK	83,000	USD	3,545	30	—
BNP Paribas	11/2/23	DKK	57,000	USD	8,106	—	(24)

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	11/2/23	DKK	14,000	USD	1,982	3	—
Societe Generale SA	11/2/23	EUR	5,300,000	USD	5,594,256	14,114	—
Societe Generale SA	11/2/23	EUR	2,120,000	USD	2,245,981	—	(2,633)
Deutsche Bank AG	11/2/23	EUR	2,120,000	USD	2,238,193	5,156	—
Wells Fargo Bank N.A.	11/2/23	EUR	1,590,000	USD	1,686,566	—	(4,055)
Morgan Stanley Capital Services Inc.	11/2/23	EUR	1,590,000	USD	1,678,661	3,850	—
BNP Paribas	11/2/23	EUR	1,060,000	USD	1,120,261	1,413	—
Wells Fargo Bank N.A.	11/2/23	EUR	1,060,000	USD	1,119,519	2,155	—
Deutsche Bank AG	11/2/23	EUR	530,000	USD	562,595	—	(1,758)
Commonwealth Bank of Australia	11/2/23	EUR	530,000	USD	561,641	—	(804)
BNP Paribas	11/2/23	EUR	530,000	USD	561,429	—	(592)
Bank of America, N.A.	11/2/23	EUR	530,000	USD	561,164	—	(327)
Morgan Stanley Capital Services Inc.	11/2/23	EUR	530,000	USD	561,005	—	(168)
Bank of America, N.A.	11/2/23	EUR	530,000	USD	560,793	44	—
Bank of New York	11/2/23	EUR	530,000	USD	558,567	2,270	—
UBS AG	11/2/23	GBP	88,000	USD	107,427	—	(466)
Bank of New York	11/2/23	GBP	48,000	USD	58,630	—	(287)
Toronto-Dominion Bank	12/4/23	GBP	43,000	USD	52,187	89	—
JPMorgan Chase Bank, N.A.	11/3/23	HUF	35,231,233	USD	98,301	—	(882)
UBS AG	11/3/23	HUF	35,231,233	USD	98,047	—	(628)
JPMorgan Chase Bank, N.A.	11/3/23	HUF	371,000	USD	1,010	16	—
Deutsche Bank AG	11/2/23	IDR	7,337,250,240	USD	461,036	856	—
Standard Chartered Bank	11/2/23	IDR	7,128,512,760	USD	447,068	1,684	—
Deutsche Bank AG	11/2/23	IDR	3,766,039,400	USD	237,304	—	(228)
Deutsche Bank AG	11/2/23	ILS	343,401	USD	84,707	257	—
State Street Bank & Trust Co.	12/4/23	ILS	47,000	USD	11,634	13	—
UBS AG	11/2/23	JPY	243,238,176	USD	1,624,278	—	(19,043)
Morgan Stanley Capital Services Inc.	11/2/23	JPY	161,581,928	USD	1,079,026	—	(12,676)
BNP Paribas	11/2/23	JPY	92,043,055	USD	615,132	—	(7,698)
JPMorgan Chase Bank, N.A.	11/2/23	JPY	3,032,000	USD	20,336	—	(327)
Toronto-Dominion Bank	11/2/23	JPY	919,928	USD	6,194	—	(123)
State Street Bank & Trust Co.	11/2/23	JPY	879,977	USD	5,925	—	(118)
State Street Bank & Trust Co.	11/2/23	KRW	1,345,020,657	USD	1,001,524	—	(5,524)
HSBC Bank plc	11/2/23	KRW	1,193,227,779	USD	885,171	—	(1,574)
BNP Paribas	11/2/23	KRW	800,212,447	USD	592,926	—	(360)
JPMorgan Chase Bank, N.A.	11/2/23	KRW	784,821,652	USD	579,739	1,429	—
JPMorgan Chase Bank, N.A.	11/2/23	KRW	400,506,530	USD	296,759	—	(180)

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	11/2/23	KRW	392,410,826	USD	290,417	167	—
Standard Chartered Bank	11/2/23	KRW	391,822,504	USD	289,381	767	—
HSBC Bank plc	11/2/23	KRW	391,822,504	USD	288,742	1,407	—
Bank of America, N.A.	12/4/23	KRW	51,915,000	USD	38,467	45	—
Morgan Stanley Capital Services Inc.	11/2/23	KRW	40,825,000	USD	30,367	—	(136)
Toronto-Dominion Bank	11/3/23	MXN	722,000	USD	40,163	—	(136)
BNP Paribas	11/3/23	MXN	279,000	USD	15,972	—	(505)
Deutsche Bank AG	11/3/23	MXN	20,000	USD	1,111	—	(2)
BNP Paribas	11/2/23	MYR	1,729,327	USD	362,065	943	—
HSBC Bank plc	11/2/23	MYR	865,529	USD	182,044	—	(359)
BNP Paribas	11/2/23	MYR	865,529	USD	182,025	—	(340)
HSBC Bank plc	11/2/23	MYR	865,096	USD	180,756	839	—
Standard Chartered Bank	12/4/23	MYR	156,574	USD	32,846	93	—
Standard Chartered Bank	11/2/23	MYR	147,160	USD	31,149	—	(258)
BNP Paribas	11/2/23	NOK	65,000	USD	6,114	—	(295)
JPMorgan Chase Bank, N.A.	11/2/23	NOK	22,000	USD	2,012	—	(42)
Standard Chartered Bank	11/2/23	NZD	10,000	USD	5,968	—	(142)
Morgan Stanley Capital Services Inc.	11/2/23	NZD	6,000	USD	3,556	—	(60)
State Street Bank & Trust Co.	11/6/23	PEN	204,404	USD	52,865	328	—
Citibank, N.A.	11/6/23	PEN	102,156	USD	26,652	—	(67)
Wells Fargo Bank N.A.	11/6/23	PEN	102,156	USD	26,627	—	(42)
Wells Fargo Bank N.A.	11/6/23	PEN	102,145	USD	26,545	37	—
Citibank, N.A.	11/6/23	PEN	48,706	USD	12,671	5	—
Deutsche Bank AG	11/3/23	PLN	908,463	USD	218,171	—	(2,496)
Wells Fargo Bank N.A.	11/3/23	PLN	908,463	USD	218,118	—	(2,444)
Deutsche Bank AG	11/3/23	PLN	4,000	USD	949	—	—
Societe Generale SA	11/2/23	RON	504,600	USD	108,400	—	(904)
HSBC Bank plc	11/2/23	RON	504,600	USD	108,121	—	(625)
JPMorgan Chase Bank, N.A.	11/2/23	RON	7,000	USD	1,487	4	—
BNP Paribas	11/2/23	SEK	1,123,000	USD	102,933	—	(2,321)
JPMorgan Chase Bank, N.A.	11/2/23	SGD	11,000	USD	8,047	—	(12)
Toronto-Dominion Bank	11/2/23	SGD	8,000	USD	5,869	—	(26)
Standard Chartered Bank	11/2/23	THB	6,193,252	USD	171,694	645	—
UBS AG	11/2/23	THB	5,315,721	USD	148,070	—	(151)
JPMorgan Chase Bank, N.A.	11/2/23	THB	5,316,518	USD	147,170	772	—
UBS AG	11/2/23	THB	5,316,252	USD	146,858	1,077	—
BNP Paribas	11/2/23	THB	5,316,518	USD	146,199	1,743	—
Deutsche Bank AG	11/2/23	THB	501,742	USD	13,955	7	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Commonwealth Bank of Australia	12/4/23	USD	1,647,362	AUD	2,599,150	—	(3,343)
Commonwealth Bank of Australia	11/2/23	USD	1,603,260	AUD	2,481,616	28,936	—
JPMorgan Chase Bank, N.A.	11/2/23	USD	1,311,744	AUD	2,030,413	23,661	—
JPMorgan Chase Bank, N.A.	12/4/23	USD	1,242,754	AUD	1,960,762	—	(2,514)
UBS AG	12/4/23	USD	532,160	AUD	839,628	—	(1,083)
UBS AG	11/2/23	USD	540,433	AUD	836,511	9,754	—
Toronto-Dominion Bank	11/2/23	USD	79,713	AUD	125,000	414	—
State Street Bank & Trust Co.	12/4/23	USD	32,388	AUD	51,000	—	(2)
Wells Fargo Bank N.A.	11/2/23	USD	12,184	AUD	19,000	130	—
Toronto-Dominion Bank	12/4/23	USD	3,312,925	CAD	4,597,185	—	(3,829)
Toronto-Dominion Bank	11/2/23	USD	3,095,012	CAD	4,182,722	78,729	—
Royal Bank of Canada	11/2/23	USD	1,247,012	CAD	1,686,894	30,543	—
Bank of New York	12/4/23	USD	1,146,560	CAD	1,590,000	—	(586)
Morgan Stanley Capital Services Inc.	12/4/23	USD	483,538	CAD	670,808	—	(434)
State Street Bank & Trust Co.	11/2/23	USD	413,310	CAD	559,000	10,198	—
Bank of New York	11/2/23	USD	397,054	CAD	533,000	12,692	—
Wells Fargo Bank N.A.	11/2/23	USD	394,247	CAD	530,000	12,049	—
Commonwealth Bank of Australia	11/2/23	USD	393,779	CAD	530,000	11,580	—
Morgan Stanley Capital Services Inc.	11/2/23	USD	393,048	CAD	530,000	10,850	—
Royal Bank of Canada	12/4/23	USD	382,178	CAD	530,000	—	(204)
Wells Fargo Bank N.A.	12/4/23	USD	382,093	CAD	530,000	—	(289)
State Street Bank & Trust Co.	12/4/23	USD	202,520	CAD	280,916	—	(153)
Bank of Montreal	12/4/23	USD	99,982	CAD	138,707	—	(91)
Commonwealth Bank of Australia	12/4/23	USD	52,666	CAD	73,000	—	(1)
BNP Paribas	12/4/23	USD	32,431	CAD	45,000	—	(35)
HSBC Bank plc	11/2/23	USD	19,088	CAD	26,000	339	—
UBS AG	11/2/23	USD	8,082	CAD	11,000	150	—
UBS AG	11/2/23	USD	910,591	CHF	830,575	—	(2,669)
Toronto-Dominion Bank	11/2/23	USD	425,082	CHF	387,634	—	(1,141)
UBS AG	12/4/23	USD	419,923	CHF	378,163	2,585	—
State Street Bank & Trust Co.	12/4/23	USD	417,700	CHF	378,163	363	—
Toronto-Dominion Bank	12/4/23	USD	329,110	CHF	298,500	—	(312)
UBS AG	12/4/23	USD	264,126	CHF	239,560	—	(251)
State Street Bank & Trust Co.	11/2/23	USD	57,748	CHF	53,000	—	(528)
BNP Paribas	11/2/23	USD	48,984	CHF	44,677	—	(140)
BNP Paribas	12/4/23	USD	20,948	CHF	19,000	—	(20)
Royal Bank of Canada	11/2/23	USD	6,120	CHF	5,500	73	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Standard Chartered Bank	11/2/23	USD	5,558	CHF	5,000	61	—
State Street Bank & Trust Co.	11/6/23	USD	107,950	CLP	97,840,802	—	(1,333)
State Street Bank & Trust Co.	12/5/23	USD	68,255	CLP	62,410,507	—	(1,336)
Toronto-Dominion Bank	11/6/23	USD	35,539	CLP	32,180,198	—	(405)
Bank of America, N.A.	12/5/23	USD	28,708	CLP	25,736,966	10	—
UBS AG	12/5/23	USD	26,213	CLP	24,050,368	—	(604)
Bank of America, N.A.	12/5/23	USD	13,280	CLP	12,279,158	—	(412)
JPMorgan Chase Bank, N.A.	12/5/23	USD	4,431	CLP	4,000,000	—	(30)
HSBC Bank plc	11/2/23	USD	527,842	CNY	3,848,516	1,847	—
HSBC Bank plc	12/4/23	USD	477,530	CNY	3,482,976	—	(27)
Standard Chartered Bank	11/2/23	USD	466,767	CNY	3,397,944	2,355	—
Standard Chartered Bank	12/4/23	USD	463,859	CNY	3,383,686	—	(84)
State Street Bank & Trust Co.	11/2/23	USD	233,971	CNY	1,699,822	1,649	—
HSBC Bank plc	12/4/23	USD	232,066	CNY	1,690,998	211	—
Toronto-Dominion Bank	11/3/23	USD	93,721	COP	386,851,855	—	(199)
Toronto-Dominion Bank	12/5/23	USD	55,666	COP	228,069,812	708	—
Toronto-Dominion Bank	12/5/23	USD	53,878	COP	224,847,934	—	(304)
State Street Bank & Trust Co.	12/5/23	USD	40,341	COP	169,751,711	—	(564)
HSBC Bank plc	11/3/23	USD	32,347	COP	131,894,034	325	—
State Street Bank & Trust Co.	11/3/23	USD	32,299	COP	131,894,034	278	—
Bank of America, N.A.	11/3/23	USD	30,724	COP	126,397,391	37	—
Bank of America, N.A.	11/3/23	USD	30,565	COP	126,397,391	—	(121)
State Street Bank & Trust Co.	12/5/23	USD	28,181	COP	116,584,886	87	—
UBS AG	12/5/23	USD	28,099	COP	116,584,886	5	—
Wells Fargo Bank N.A.	12/5/23	USD	27,156	COP	111,668,143	247	—
Standard Chartered Bank	12/5/23	USD	27,361	COP	111,651,631	456	—
State Street Bank & Trust Co.	11/3/23	USD	26,113	COP	107,744,422	—	(45)
Standard Chartered Bank	11/3/23	USD	25,976	COP	106,145,875	206	—
JPMorgan Chase Bank, N.A.	11/3/23	USD	6,171	COP	26,000,000	—	(141)
Bank of New York	12/4/23	USD	476,419	CZK	10,995,508	3,423	—
Bank of New York	11/2/23	USD	240,206	CZK	5,526,754	2,195	—
BNP Paribas	11/2/23	USD	240,178	CZK	5,526,754	2,166	—
JPMorgan Chase Bank, N.A.	11/2/23	USD	8,009	CZK	185,000	42	—
Toronto-Dominion Bank	12/4/23	USD	5,540	CZK	129,000	—	(9)

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	11/2/23	USD	266,934	DKK	1,873,614	1,289	—
Barclays Bank plc	12/4/23	USD	264,880	DKK	1,851,614	1,888	—
Bank of America, N.A.	12/4/23	USD	264,775	DKK	1,851,614	1,783	—
Commonwealth Bank of Australia	11/2/23	USD	240,460	DKK	1,689,614	902	—
Morgan Stanley Capital Services Inc.	11/2/23	USD	29,958	DKK	211,000	42	—
State Street Bank & Trust Co.	12/4/23	USD	5,957	DKK	42,000	—	(8)
State Street Bank & Trust Co.	11/2/23	USD	16,041,562	EUR	15,133,962	27,051	—
State Street Bank & Trust Co.	12/4/23	USD	12,999,056	EUR	12,280,000	—	(14,030)
Toronto-Dominion Bank	11/2/23	USD	7,213,230	EUR	6,804,830	12,473	—
Societe Generale SA	12/4/23	USD	6,163,118	EUR	5,830,000	—	(14,921)
Societe Generale SA	11/2/23	USD	5,060,593	EUR	4,770,000	13,056	—
Wells Fargo Bank N.A.	12/4/23	USD	4,819,694	EUR	4,536,551	12,320	—
Morgan Stanley Capital Services Inc.	11/2/23	USD	4,162,630	EUR	3,920,070	14,477	—
Toronto-Dominion Bank	12/4/23	USD	3,700,371	EUR	3,496,377	—	(4,731)
HSBC Bank plc	12/4/23	USD	3,445,250	EUR	3,234,302	17,868	—
HSBC Bank plc	11/2/23	USD	3,370,766	EUR	3,180,000	5,742	—
Wells Fargo Bank N.A.	11/2/23	USD	2,819,686	EUR	2,654,000	11,267	—
Deutsche Bank AG	12/4/23	USD	2,817,490	EUR	2,650,000	9,291	—
Commonwealth Bank of Australia	12/4/23	USD	2,811,487	EUR	2,650,000	3,289	—
Societe Generale SA	11/2/23	USD	2,799,488	EUR	2,650,000	—	(4,700)
BNP Paribas	11/2/23	USD	2,796,199	EUR	2,650,000	—	(7,987)
Deutsche Bank AG	12/4/23	USD	2,241,079	EUR	2,120,000	—	(5,479)
Morgan Stanley Capital Services Inc.	12/4/23	USD	2,067,873	EUR	1,944,000	7,820	—
HSBC Bank plc	11/2/23	USD	1,906,759	EUR	1,805,000	—	(3,261)
Morgan Stanley Capital Services Inc.	11/2/23	USD	1,904,142	EUR	1,805,000	—	(5,878)
BNP Paribas	12/4/23	USD	1,904,645	EUR	1,799,770	—	(2,568)
Morgan Stanley Capital Services Inc.	12/4/23	USD	1,802,579	EUR	1,705,000	—	(4,205)
Societe Generale SA	12/4/23	USD	1,687,260	EUR	1,590,000	2,340	—
State Street Bank & Trust Co.	11/2/23	USD	1,538,232	EUR	1,457,622	—	(4,201)
UBS AG	11/2/23	USD	1,415,809	EUR	1,335,600	2,499	—
Bank of New York	12/4/23	USD	1,179,530	EUR	1,112,332	794	—
BNP Paribas	12/4/23	USD	1,127,863	EUR	1,060,000	4,583	—
Toronto-Dominion Bank	12/4/23	USD	1,123,449	EUR	1,060,000	170	—
Wells Fargo Bank N.A.	12/4/23	USD	1,120,960	EUR	1,060,000	—	(2,318)
Standard Chartered Bank	12/4/23	USD	869,428	EUR	821,500	—	(1,114)
Standard Chartered Bank	11/2/23	USD	859,593	EUR	810,900	1,512	—
UBS AG	12/4/23	USD	761,617	EUR	719,630	—	(973)

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Bank of New York	11/2/23	USD	660,124	EUR	620,000	4,050	—
Royal Bank of Canada	11/2/23	USD	634,539	EUR	598,600	1,111	—
Royal Bank of Canada	12/4/23	USD	617,542	EUR	583,500	—	(791)
UBS AG	12/4/23	USD	566,129	EUR	530,000	4,490	—
Deutsche Bank AG	11/2/23	USD	563,343	EUR	530,000	2,506	—
Bank of America, N.A.	12/4/23	USD	561,891	EUR	530,000	251	—
State Street Bank & Trust Co.	12/4/23	USD	561,734	EUR	530,000	94	—
Bank of America, N.A.	12/4/23	USD	561,521	EUR	530,000	—	(119)
Commonwealth Bank of Australia	11/2/23	USD	559,794	EUR	530,000	—	(1,043)
Toronto-Dominion Bank	11/2/23	USD	559,366	EUR	530,000	—	(1,472)
Bank of New York	12/4/23	USD	559,288	EUR	530,000	—	(2,352)
Bank of America, N.A.	11/2/23	USD	497,111	EUR	471,377	—	(1,693)
Wells Fargo Bank N.A.	11/2/23	USD	70,422	EUR	67,000	—	(476)
Bank of New York	11/2/23	USD	23,234	EUR	22,000	—	(46)
UBS AG	11/2/23	USD	7,403	EUR	7,000	—	(4)
HSBC Bank plc	12/4/23	USD	3,512,392	GBP	2,894,026	—	(5,967)
HSBC Bank plc	11/2/23	USD	2,740,098	GBP	2,244,558	11,922	—
UBS AG	11/2/23	USD	2,439,097	GBP	1,997,991	10,614	—
Toronto-Dominion Bank	11/2/23	USD	2,171,105	GBP	1,778,563	9,327	—
UBS AG	12/4/23	USD	2,063,719	GBP	1,700,395	—	(3,506)
Toronto-Dominion Bank	12/4/23	USD	1,623,516	GBP	1,337,691	—	(2,758)
State Street Bank & Trust Co.	12/4/23	USD	141,001	GBP	116,000	—	(24)
UBS AG	11/2/23	USD	57,127	GBP	47,000	—	—
HSBC Bank plc	12/4/23	USD	26,860	HKD	210,000	5	—
JPMorgan Chase Bank, N.A.	11/2/23	USD	26,839	HKD	210,000	2	—
BNP Paribas	11/3/23	USD	191,120	HUF	70,833,466	—	(4,746)
JPMorgan Chase Bank, N.A.	12/4/23	USD	97,779	HUF	35,231,233	864	—
UBS AG	12/4/23	USD	97,530	HUF	35,231,233	615	—
Morgan Stanley Capital Services Inc.	12/4/23	USD	5,138	HUF	1,857,000	29	—
UBS AG	11/2/23	USD	5,016	HUF	1,857,000	—	(120)
Deutsche Bank AG	11/2/23	USD	676,460	IDR	10,456,375,180	18,216	—
Standard Chartered Bank	11/2/23	USD	490,232	IDR	7,573,821,820	13,448	—
Deutsche Bank AG	12/4/23	USD	460,840	IDR	7,335,644,840	—	(844)
Standard Chartered Bank	12/4/23	USD	446,976	IDR	7,128,512,760	—	(1,668)
Deutsche Bank AG	12/4/23	USD	224,652	IDR	3,566,039,400	220	—
BNP Paribas	11/2/23	USD	294,692	ILS	1,125,670	16,180	—
BNP Paribas	12/4/23	USD	99,954	ILS	400,635	675	—
HSBC Bank plc	12/4/23	USD	99,714	ILS	400,635	435	—
Deutsche Bank AG	12/4/23	USD	84,822	ILS	343,401	—	(274)
Toronto-Dominion Bank	11/2/23	USD	4,977	ILS	19,000	276	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	11/2/23	USD	4,397,592	JPY	652,902,795	88,797	—
UBS AG	12/4/23	USD	3,552,332	JPY	531,062,180	28,394	—
Wells Fargo Bank N.A.	11/2/23	USD	3,560,600	JPY	528,781,750	70,935	—
Bank of New York	12/4/23	USD	2,143,389	JPY	321,761,350	8,295	—
UBS AG	11/2/23	USD	2,161,612	JPY	319,804,295	51,083	—
Toronto-Dominion Bank	12/4/23	USD	2,078,166	JPY	312,454,410	4,831	—
BNP Paribas	11/2/23	USD	1,631,076	JPY	242,264,601	32,266	—
Morgan Stanley Capital Services Inc.	11/2/23	USD	1,308,370	JPY	194,031,170	27,872	—
Morgan Stanley Capital Services Inc.	12/4/23	USD	1,270,378	JPY	189,443,606	13,298	—
Commonwealth Bank of Australia	12/4/23	USD	1,076,269	JPY	161,505,220	4,578	—
BNP Paribas	12/4/23	USD	1,080,045	JPY	161,421,551	8,909	—
Bank of America, N.A.	12/4/23	USD	668,284	JPY	100,700,000	75	—
Deutsche Bank AG	12/4/23	USD	556,665	JPY	83,254,283	4,219	—
Bank of New York	11/2/23	USD	544,346	JPY	80,818,496	10,989	—
Bank of America, N.A.	11/2/23	USD	543,694	JPY	80,774,896	10,624	—
JPMorgan Chase Bank, N.A.	12/4/23	USD	536,410	JPY	80,740,026	648	—
Wells Fargo Bank N.A.	12/4/23	USD	536,226	JPY	80,706,929	684	—
Royal Bank of Canada	12/4/23	USD	185,951	JPY	27,872,825	997	—
HSBC Bank plc	11/2/23	USD	30,126	JPY	4,474,000	600	—
State Street Bank & Trust Co.	11/2/23	USD	1,596,294	KRW	2,129,616,650	19,295	—
HSBC Bank plc	11/2/23	USD	1,182,645	KRW	1,585,050,283	8,900	—
JPMorgan Chase Bank, N.A.	11/2/23	USD	882,399	KRW	1,185,328,182	4,652	—
State Street Bank & Trust Co.	12/4/23	USD	876,797	KRW	1,176,644,157	3,918	—
State Street Bank & Trust Co.	12/4/23	USD	627,483	KRW	846,594,852	—	(552)
BNP Paribas	11/2/23	USD	596,750	KRW	800,212,447	4,186	—
JPMorgan Chase Bank, N.A.	12/4/23	USD	580,676	KRW	784,821,652	—	(1,534)
HSBC Bank plc	12/4/23	USD	292,144	KRW	392,214,719	1,184	—
Standard Chartered Bank	11/2/23	USD	290,325	KRW	391,822,504	177	—
Standard Chartered Bank	12/4/23	USD	289,846	KRW	391,822,504	—	(823)
HSBC Bank plc	12/4/23	USD	289,202	KRW	391,822,504	—	(1,467)
Morgan Stanley Capital Services Inc.	11/2/23	USD	30,250	KRW	40,825,000	18	—
State Street Bank & Trust Co.	11/3/23	USD	905,389	MXN	15,820,293	28,317	—
State Street Bank & Trust Co.	12/4/23	USD	816,665	MXN	14,819,293	—	(571)
Deutsche Bank AG	12/4/23	USD	1,105	MXN	20,000	2	—
BNP Paribas	11/2/23	USD	396,932	MYR	1,858,944	6,716	—
BNP Paribas	12/4/23	USD	379,299	MYR	1,807,734	—	(1,002)
HSBC Bank plc	11/2/23	USD	373,578	MYR	1,749,738	6,286	—
HSBC Bank plc	12/4/23	USD	182,418	MYR	865,529	333	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	12/4/23	USD	182,403	MYR	865,529	318	—
HSBC Bank plc	12/4/23	USD	181,125	MYR	865,096	—	(870)
Standard Chartered Bank	11/2/23	USD	184,789	MYR	863,960	3,433	—
BNP Paribas	12/4/23	USD	153,625	NOK	1,714,607	—	(27)
BNP Paribas	11/2/23	USD	159,104	NOK	1,691,607	7,666	—
State Street Bank & Trust Co.	11/2/23	USD	9,965	NOK	110,000	118	—
Commonwealth Bank of Australia	12/4/23	USD	233,683	NZD	401,721	—	(385)
Commonwealth Bank of Australia	11/2/23	USD	224,345	NZD	373,377	6,814	—
JPMorgan Chase Bank, N.A.	11/2/23	USD	177,345	NZD	295,158	5,385	—
JPMorgan Chase Bank, N.A.	12/4/23	USD	155,789	NZD	267,814	—	(257)
State Street Bank & Trust Co.	11/2/23	USD	10,193	NZD	17,000	289	—
State Street Bank & Trust Co.	12/5/23	USD	52,798	PEN	204,404	—	(331)
Citibank, N.A.	11/6/23	USD	42,038	PEN	159,477	536	—
Wells Fargo Bank N.A.	11/6/23	USD	41,800	PEN	159,477	298	—
State Street Bank & Trust Co.	11/6/23	USD	36,766	PEN	139,892	361	—
Citibank, N.A.	12/5/23	USD	26,618	PEN	102,156	65	—
Wells Fargo Bank N.A.	12/5/23	USD	26,594	PEN	102,156	42	—
Wells Fargo Bank N.A.	12/5/23	USD	26,511	PEN	102,145	—	(38)
Bank of America, N.A.	11/6/23	USD	26,605	PEN	100,722	393	—
Citibank, N.A.	12/5/23	USD	12,655	PEN	48,706	—	(5)
Deutsche Bank AG	12/4/23	USD	218,083	PLN	908,463	2,543	—
Wells Fargo Bank N.A.	12/4/23	USD	218,031	PLN	908,463	2,491	—
Bank of New York	11/3/23	USD	202,789	PLN	886,463	—	(7,662)
Wells Fargo Bank N.A.	11/3/23	USD	202,720	PLN	886,463	—	(7,732)
State Street Bank & Trust Co.	11/3/23	USD	10,838	PLN	48,000	—	(557)
HSBC Bank plc	11/2/23	USD	108,358	RON	508,100	117	—
Societe Generale SA	11/2/23	USD	108,335	RON	508,100	94	—
Societe Generale SA	12/5/23	USD	108,334	RON	504,600	897	—
HSBC Bank plc	12/5/23	USD	108,055	RON	504,600	617	—
Toronto-Dominion Bank	11/2/23	USD	735,113	SEK	7,969,832	21,070	—
Toronto-Dominion Bank	12/4/23	USD	527,123	SEK	5,882,000	—	(625)
BNP Paribas	12/4/23	USD	292,418	SEK	3,239,664	1,747	—
BNP Paribas	11/2/23	USD	202,616	SEK	2,192,832	6,153	—
Morgan Stanley Capital Services Inc.	12/4/23	USD	26,653	SEK	297,000	6	—
Wells Fargo Bank N.A.	11/2/23	USD	538,045	SGD	731,532	3,703	—
HSBC Bank plc	12/4/23	USD	522,265	SGD	712,532	1,024	—
State Street Bank & Trust Co.	12/4/23	USD	4,169	SGD	5,700	—	(1)

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	11/2/23	USD	296,625	THB	10,767,312	—	(2,996)
Standard Chartered Bank	11/2/23	USD	156,459	THB	5,733,384	—	(3,083)
UBS AG	12/4/23	USD	153,623	THB	5,546,376	—	(1,163)
UBS AG	11/2/23	USD	150,116	THB	5,385,002	269	—
UBS AG	11/2/23	USD	148,950	THB	5,385,002	—	(897)
JPMorgan Chase Bank, N.A.	12/4/23	USD	147,542	THB	5,316,518	—	(830)
BNP Paribas	12/4/23	USD	146,537	THB	5,316,518	—	(1,834)
Standard Chartered Bank	12/4/23	USD	147,956	THB	5,316,252	—	(408)
UBS AG	12/4/23	USD	148,550	THB	5,315,721	201	—
Morgan Stanley Capital Services Inc.	11/2/23	USD	11,046	THB	402,401	—	(153)
HSBC Bank plc	11/2/23	USD	7,901	THB	286,904	—	(83)
						1,061,609	(246,634)
At October 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $304,029,000 and cash of $32,727,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Assets and Liabilities
As of October 31, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $120,361,779)	98,365,749
Affiliated Issuers (Cost $360,139)	360,144
Total Investments in Securities	98,725,893
Investment in Vanguard	3,475
Foreign Currency, at Value (Cost $702,392)	628,736
Receivables for Investment Securities Sold	311,827
Receivables for Accrued Income	763,854
Unrealized Appreciation—Forward Currency Contracts	1,061,609
Other Assets	6,876
Total Assets	101,502,270
Liabilities
Due to Custodian	44
Payables for Investment Securities Purchased	1,426,443
Payables to Vanguard	3,224
Variation Margin Payable—Futures Contracts	422
Unrealized Depreciation—Forward Currency Contracts	246,634
Total Liabilities	1,676,767
Net Assets	99,825,503
At October 31, 2023, net assets consisted of:

Paid-in Capital	113,732,369
Total Distributable Earnings (Loss)	(13,906,866)
Net Assets	99,825,503

Investor Shares—Net Assets
Applicable to 704,695,203 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,087,978
Net Asset Value Per Share—Investor Shares	$8.64

Institutional Shares—Net Assets
Applicable to 3,656,208,165 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	93,737,525
Net Asset Value Per Share—Institutional Shares	$25.64
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Interest[1,2]	1,678,818
Total Income	1,678,818
Expenses
The Vanguard Group—Note B
Investment Advisory Services	7,260
Management and Administrative— Investor Shares	6,856
Management and Administrative— Institutional Shares	50,487
Marketing and Distribution— Investor Shares	356
Marketing and Distribution— Institutional Shares	2,415
Custodian Fees	3,334
Auditing Fees	96
Shareholders’ Reports—Investor Shares	68
Shareholders’ Reports—Institutional Shares	404
Trustees’ Fees and Expenses	54
Other Expenses	57
Total Expenses	71,387
Expenses Paid Indirectly	(62)
Net Expenses	71,325
Net Investment Income	1,607,493
Realized Net Gain (Loss)
Investment Securities Sold[1]	(4,289,527)
Futures Contracts	(44,944)
Forward Currency Contracts	(3,580,085)
Foreign Currencies	763,141
Realized Net Gain (Loss)	(7,151,415)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	5,766,893
Futures Contracts	(69)
Forward Currency Contracts	1,199,616
Foreign Currencies	(20,829)
Change in Unrealized Appreciation (Depreciation)	6,945,611
Net Increase (Decrease) in Net Assets Resulting from Operations	1,401,689
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $23,008,000, $85,000, $2,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $8,185,000.
Statement of Changes in Net Assets

	Year Ended October 31,
	2023	2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,607,493	666,622
Realized Net Gain (Loss)	(7,151,415)	12,407,955
Change in Unrealized Appreciation (Depreciation)	6,945,611	(25,073,239)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,401,689	(11,998,662)
Distributions
Investor Shares	(99,093)	(37,383)
Admiral Shares	—	(121,120)
Institutional Shares	(1,507,917)	(718,541)
Total Distributions	(1,607,010)	(877,044)
Capital Share Transactions
Investor Shares	43,968	5,666,052
Admiral Shares	—	(29,572,710)
Institutional Shares	10,506,786	55,194,074
Net Increase (Decrease) from Capital Share Transactions	10,550,754	31,287,416
Total Increase (Decrease)	10,345,433	18,411,710
Net Assets
Beginning of Period	89,480,070	71,068,360
End of Period	99,825,503	89,480,070

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	February 26, 2021[1] to October 31, 2021	Year Ended October 31,
		2023	2022
Net Asset Value, Beginning of Period	$8.64	$9.95	$10.00
Investment Operations
Net Investment Income[2]	.141	.071	.023
Net Realized and Unrealized Gain (Loss) on Investments	(.001)	(1.288)	(.051)
Total from Investment Operations	.140	(1.217)	(.028)
Distributions
Dividends from Net Investment Income	(.140)	(.093)	(.022)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.140)	(.093)	(.022)
Net Asset Value, End of Period	$8.64	$8.64	$9.95
Total Return[3]	1.61%	-12.30%	-0.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,088	$6,048	$1,326
Ratio of Total Expenses to Average Net Assets	0.13%[4]	0.13%[4]	0.13%[5]
Ratio of Net Investment Income to Average Net Assets	1.60%	0.77%	0.34%[5]
Portfolio Turnover Rate	26%	28%[6]	19%[6]
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

Institutional Shares
For a Share Outstanding Throughout Each Period	February17 2021[1] to October 31, 2021	Year Ended October 31,
		2023	2022
Net Asset Value, Beginning of Period	$25.65	$29.53	$30.00
Investment Operations
Net Investment Income[2]	.435	.218	.080
Net Realized and Unrealized Gain (Loss) on Investments	(.013)	(3.810)	(.472)
Total from Investment Operations	.422	(3.592)	(.392)
Distributions
Dividends from Net Investment Income	(.432)	(.288)	(.078)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.432)	(.288)	(.078)
Net Asset Value, End of Period	$25.64	$25.65	$29.53
Total Return	1.63%	-12.24%	-1.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$93,738	$83,432	$39,147
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[3]	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	1.67%	0.80%	0.38%[4]
Portfolio Turnover Rate	26%	28%[5]	19%[5]
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Notes to Financial Statements
Vanguard Total International Bond II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Prior to February 10, 2022, the fund offered Admiral Shares. Effective at the close of business on February 10, 2022, the Admiral Shares were closed and converted to Institutional Shares.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Total International Bond II Index Fund
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, rehypothecated or (under master netting agreements) resold. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2023, the fund’s average investment in forward currency contracts represented 160% of net assets, based on the average of the net amounts of notional exposure.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	13,674	(2,819)	10,855	2,016	—	10,855
Bank of Montreal	—	(91)	(91)	—	—	—
Bank of New York	44,708	(14,416)	30,292	—	7,656	22,636
Barclays Bank plc	1,888	(27)	1,861	—	—	1,861
BNP Paribas	95,717	(30,551)	65,166	—	21,646	43,520
Citibank, N.A.	636	(72)	564	—	620	—
Commonwealth Bank of Australia	56,099	(5,576)	50,523	—	39,235	11,288
Deutsche Bank AG	43,273	(11,081)	32,192	—	20,540	11,652
HSBC Bank plc	60,001	(14,564)	45,437	—	34,008	11,429
JPMorgan Chase Bank, N.A.	37,507	(9,745)	27,762	—	25,288	2,474
Morgan Stanley Capital Services Inc.	78,262	(23,790)	54,472	—	2,155	52,317
Royal Bank of Canada	32,724	(3,968)	28,756	—	24,659	4,097
Societe Generale SA	30,501	(23,158)	7,343	20,846	—	7,343
Standard Chartered Bank	24,859	(8,202)	16,657	—	15,140	1,517
State Street Bank & Trust Co.	94,591	(29,889)	64,702	—	16,967	47,735
Toronto-Dominion Bank	218,470	(18,440)	200,030	—	92,856	107,174
UBS AG	112,341	(32,606)	79,735	—	19,241	60,494
Wells Fargo Bank N.A.	116,358	(17,639)	98,719	—	16,745	81,974

Total International Bond II Index Fund
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Exchange-Traded Futures Contracts	—	(422)	(422)	6,637	—	—
Total	1,061,609	(247,056)	814,553	29,499	336,756	478,366
1 Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2 Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.
3 Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for the open federal and state income tax year, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of

Total International Bond II Index Fund
trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2023, the fund had contributed to Vanguard capital in the amount of $3,475,000, representing less than 0.01% of the fund’s net assets and 1.39% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $62,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	849	—	849
Asset-Backed/Commercial Mortgage-Backed Securities	—	743	—	743
Corporate Bonds	—	21,133,574	—	21,133,574
Sovereign Bonds	—	77,230,583	—	77,230,583
Temporary Cash Investments	360,144	—	—	360,144
Total	360,144	98,365,749	—	98,725,893
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	1,061,609	—	1,061,609
Liabilities
Futures Contracts[1]	1,500	—	—	1,500
Forward Currency Contracts	—	246,634	—	246,634
Total	1,500	246,634	—	248,134
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Total International Bond II Index Fund
E.	At October 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	1,061,609	1,061,609
Total Assets	—	1,061,609	1,061,609

Unrealized Depreciation—Futures Contracts[1]	1,500	—	1,500
Unrealized Depreciation—Forward Currency Contracts	—	246,634	246,634
Total Liabilities	1,500	246,634	248,134
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(44,944)	—	(44,944)
Forward Currency Contracts	—	(3,580,085)	(3,580,085)
Realized Net Gain (Loss) on Derivatives	(44,944)	(3,580,085)	(3,625,029)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(69)	—	(69)
Forward Currency Contracts	—	1,199,616	1,199,616
Change in Unrealized Appreciation (Depreciation) on Derivatives	(69)	1,199,616	1,199,547
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable foreign currency transactions were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,588,720
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(13,068,687)
Capital Loss Carryforwards	(3,426,899)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(13,906,866)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	1,607,010	877,044
Long-Term Capital Gains	—	—
Total	1,607,010	877,044
*	Includes short-term capital gains, if any.

Total International Bond II Index Fund
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	111,703,540
Gross Unrealized Appreciation	9,513,707
Gross Unrealized Depreciation	(22,491,354)
Net Unrealized Appreciation (Depreciation)	(12,977,647)
G.	During the year ended October 31, 2023, the fund purchased $34,070,062,000 of investment securities and sold $25,031,666,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	176,209	20,055	29,836,924	3,083,561
Issued in Lieu of Cash Distributions	99,093	11,294	37,383	4,061
Redeemed	(231,334)	(26,497)	(24,208,255)	(2,520,970)
Net Increase (Decrease)—Investor Shares	43,968	4,852	5,666,052	566,652
Admiral Shares
Issued	—	—	1,076,656	54,717
Issued in Lieu of Cash Distributions	—	—	121,120	6,059
Redeemed[1]	—	—	(30,770,486)	(1,598,176)
Net Increase (Decrease)—Admiral Shares	—	—	(29,572,710)	(1,537,400)
Institutional Shares
Issued[1]	11,177,079	429,323	60,616,965	2,129,907
Issued in Lieu of Cash Distributions	1,507,917	57,912	718,541	26,329
Redeemed	(2,178,210)	(83,968)	(6,141,432)	(228,841)
Net Increase (Decrease)—Institutional Shares	10,506,786	403,267	55,194,074	1,927,395
1	In February 2022, the fund closed Admiral shares. All the outstanding Admiral Shares automatically converted to Institutional Shares on February 10, 2020. Admiral Shares—Redeemed and Institutional Shares—Issued include 1,463,403,000 and 986,206,000 shares, respectively, in the amount of $28,126,605,000.
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Total International Bond II Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total International Bond II Index Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates $6,765,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund designates to shareholders foreign source income of $1,663,418,000 and foreign taxes paid of $9,860,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.

"Bloomberg®" and Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Total International Bond II Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Total International Bond II Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Total International Bond II Index Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), which is determined, composed and calculated by BISL without regard to Vanguard or the Total International Bond II Index Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Total International Bond II Index Fund into consideration in determining, composing or calculating the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total International Bond II Index Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Total International Bond II Index Fund customers, in connection with the administration, marketing or trading of the Total International Bond II Index Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE TOTAL INTERNATIONAL BOND II INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE TOTAL INTERNATIONAL BOND II INDEX FUND OR BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

(communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q44380 122023

Annual Report   |   October 31, 2023
Vanguard Total International Bond Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2023, the returns of Vanguard Total International Bond Index Fund ranged from 1.52% for Investor Shares to 1.67% for ETF Shares, slightly below the 1.89% return of its expense-free benchmark index. (Returns for ETF Shares are based on net asset value.)
•	Early on, inflation in many developed markets eased off multidecade highs amid ongoing interest rate hikes by central banks. Unexpected resilience in labor markets and consumer spending helped dial back expectations of a sustained global recession, but the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment toward the close of the period.
•	In general, bonds in Southeast Asia produced the most favorable results. Many bonds in Western Europe also performed favorably. Notable exceptions included the United Kingdom and Belgium, where bond performance lagged.
•	The fund regularly uses derivatives to hedge portfolio risks. Its holdings of forward currency contracts and futures had a net negative impact for the period.
•	At period-end, the fund’s 30-day SEC yield—a proxy for its income-generating potential over 12 months—ranged from 3.52% for Investor Shares to 3.58% for Institutional Shares.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	9.48%	9.53%	10.71%
Russell 2000 Index (Small-caps)	-8.56	3.95	3.31
Russell 3000 Index (Broad U.S. market)	8.38	9.19	10.23
FTSE All-World ex US Index (International)	12.35	3.51	3.88
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	0.53%	-5.51%	0.03%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	-2.48	1.00
FTSE Three-Month U.S. Treasury Bill Index	4.94	1.93	1.80
CPI
Consumer Price Index	3.24%	5.72%	4.00%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2023
	Beginning Account Value 4/30/2023	Ending Account Value 10/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Total International Bond Index Fund
Investor Shares	$1,000.00	$983.80	$0.65
ETF Shares	1,000.00	984.40	0.35
Admiral™ Shares	1,000.00	983.80	0.55
Institutional Shares	1,000.00	984.40	0.35
Based on Hypothetical 5% Yearly Return
Total International Bond Index Fund
Investor Shares	$1,000.00	$1,024.55	$0.66
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.85	0.36
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.13% for Investor Shares, 0.07% for ETF Shares, 0.11% for Admiral Shares and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Total International Bond Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2013, Through October 31, 2023
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total International Bond Index Fund Investor Shares	1.52%	-0.11%	1.66%	$11,790
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	1.89	0.09	1.90	12,076

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total International Bond Index Fund ETF Shares Net Asset Value	1.67%	-0.04%	1.71%	$11,847
Total International Stock Index Fund ETF Shares Market Price	1.52	-0.06	1.69	11,825
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	1.89	0.09	1.90	12,076

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total International Bond Index Fund Admiral Shares	1.60%	-0.08%	1.69%	$11,820
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	1.89	0.09	1.90	12,076

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Total International Bond Index Fund Institutional Shares	1.66%	-0.04%	1.74%	$5,939,525
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	1.89	0.09	1.90	6,037,893
See Financial Highlights for dividend and capital gains information.
4

Total International Bond Index Fund
Cumulative Returns of ETF Shares: October 31, 2013, Through October 31, 2023
	One Year	Five Years	Ten Years
Total International Bond Index Fund ETF Shares Market Price	1.52%	-0.30%	18.25%
Total International Bond Index Fund ETF Shares Net Asset Value	1.67	-0.20	18.47
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	1.89	0.43	20.76
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

Total International Bond Index Fund
Fund Allocation
As of October 31, 2023
Japan	13.5%
France	12.4
Germany	11.3
Italy	7.6
United Kingdom	6.8
Canada	6.6
Spain	5.6
Supranational	4.3
Australia	3.5
United States	3.1
South Korea	3.0
Netherlands	2.8
Belgium	2.2
Switzerland	1.7
Austria	1.4
Sweden	1.3
China	1.2
Indonesia	1.1
Other	10.6
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
6

Total International Bond Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
	Tennessee Valley Authority (Cost $1,256)	5.625%	6/7/32	GBP	716	889
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United Kingdom (0.0%)
[1]	Canary Wharf Finance II plc (Cost $897)	5.952%	10/22/37	GBP	570	651
Corporate Bonds (21.3%)
Australia (0.5%)
	AGI Finance Pty Ltd.	2.119%	6/24/27	AUD	5,000	2,763
	AGI Finance Pty Ltd.	6.109%	6/28/30	AUD	800	492
	Amcor UK Finance plc	1.125%	6/23/27	EUR	2,543	2,411
	Ampol Ltd.	4.000%	4/17/25	AUD	7,180	4,438
	APA Infrastructure Ltd.	4.250%	11/26/24	GBP	448	533
	APA Infrastructure Ltd.	0.750%	3/15/29	EUR	5,600	4,798
	APA Infrastructure Ltd.	2.000%	7/15/30	EUR	5,000	4,386
	APA Infrastructure Ltd.	3.125%	7/18/31	GBP	1,000	958
	APA Infrastructure Ltd.	1.250%	3/15/33	EUR	4,608	3,493
	APA Infrastructure Ltd.	2.500%	3/15/36	GBP	5,176	4,011
	APT Pipelines Ltd.	2.000%	3/22/27	EUR	4,309	4,178
	Aurizon Network Pty Ltd.	3.125%	6/1/26	EUR	1,701	1,747
	Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	1,710	1,714
	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	AUD	1,010	561
	AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,269	2,190
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	650	390
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	1,410	820
	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	3,160	1,624
	AusNet Services Holdings Pty Ltd.	6.134%	5/31/33	AUD	2,630	1,573
	AusNet Services Holdings Pty Ltd.	1.625%	3/11/81	EUR	1,500	1,367
	Australia & New Zealand Banking Group Ltd.	3.437%	4/4/25	EUR	12,500	13,135
	Australia & New Zealand Banking Group Ltd.	3.652%	1/20/26	EUR	2,500	2,620
	Australia & New Zealand Banking Group Ltd.	5.350%	11/4/27	AUD	3,500	2,203
	Australia & New Zealand Banking Group Ltd.	0.669%	5/5/31	EUR	5,600	5,273
	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/32	AUD	9,135	5,670
	Australia & New Zealand Banking Group Ltd.	1.500%	9/1/32	JPY	200,000	1,320
	Australia & New Zealand Banking Group Ltd.	6.405%	9/20/34	AUD	7,532	4,674
	BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	4,653	4,808
	BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	7,299	6,509
	BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	1,545	1,472
	BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	2,859	2,721
	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	AUD	1,930	1,196
	CIMIC Finance Ltd.	1.500%	5/28/29	EUR	2,800	2,353
	Coles Group Treasury Pty Ltd.	2.650%	11/6/29	AUD	2,610	1,360
	Coles Group Treasury Pty Ltd.	2.100%	8/27/30	AUD	1,860	896
	Commonwealth Bank of Australia	0.500%	7/27/26	EUR	3,269	3,169
	Commonwealth Bank of Australia	3.000%	9/4/26	GBP	3,376	3,852
	Commonwealth Bank of Australia	4.400%	8/18/27	AUD	10,000	6,090
	Commonwealth Bank of Australia	3.768%	8/31/27	EUR	3,500	3,705
	Commonwealth Bank of Australia	5.000%	1/13/28	AUD	5,000	3,104
	Commonwealth Bank of Australia	0.875%	2/19/29	EUR	5,087	4,652
	Commonwealth Bank of Australia	0.125%	10/15/29	EUR	10,000	8,544
	Commonwealth Bank of Australia	1.625%	2/10/31	EUR	100	91
	Commonwealth Bank of Australia	4.946%	4/14/32	AUD	1,310	791
	Commonwealth Bank of Australia	6.860%	11/9/32	AUD	20,000	12,816
	Computershare US Inc.	3.147%	11/30/27	AUD	3,000	1,671
	CPIF Finance Pty Ltd.	2.485%	10/28/30	AUD	2,700	1,246
	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	1,460	900
	DEXUS Finance Pty Ltd.	3.000%	2/3/32	AUD	3,720	1,703
7

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ElectraNet Pty Ltd.	2.473%	12/15/28	AUD	1,800	948
GAIF Bond Issuer Pty Ltd.	2.584%	11/18/27	AUD	1,800	1,001
GAIF Bond Issuer Pty Ltd.	1.900%	12/14/28	AUD	2,490	1,269
Glencore Capital Finance DAC	1.125%	3/10/28	EUR	8,070	7,368
Glencore Capital Finance DAC	1.250%	3/1/33	EUR	4,429	3,368
Glencore Finance Europe Ltd.	3.125%	3/26/26	GBP	3,524	4,016
Glencore Finance Europe Ltd.	3.750%	4/1/26	EUR	100	104
Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	200	197
Goodman Australia Finance Pty Ltd.	1.375%	9/27/25	EUR	2,094	2,079
GTA Finance Co Pty Ltd.	2.200%	8/26/27	AUD	2,810	1,525
ING Bank Australia Ltd.	4.500%	5/26/29	AUD	3,000	1,755
Lendlease Finance Ltd.	3.400%	10/27/27	AUD	930	514
Lendlease Finance Ltd.	3.700%	3/31/31	AUD	2,980	1,401
Lonsdale Finance Pty Ltd.	3.900%	10/15/25	AUD	2,550	1,564
Lonsdale Finance Pty Ltd.	2.100%	10/15/27	AUD	1,490	814
Macquarie Group Ltd.	0.350%	3/3/28	EUR	11,316	10,064
Macquarie Group Ltd.	4.080%	5/31/29	GBP	3,700	4,023
Macquarie Group Ltd.	2.723%	8/21/29	CAD	1,495	912
Macquarie Group Ltd.	0.950%	5/21/31	EUR	2,214	1,794
National Australia Bank Ltd.	0.300%	10/31/25	CHF	5,045	5,370
National Australia Bank Ltd.	3.000%	9/4/26	GBP	400	456
National Australia Bank Ltd.	0.875%	2/19/27	EUR	6,087	5,874
National Australia Bank Ltd.	2.900%	2/25/27	AUD	9,086	5,311
National Australia Bank Ltd.	2.125%	5/24/28	EUR	10,000	9,823
National Australia Bank Ltd.	1.375%	8/30/28	EUR	2,500	2,342
National Australia Bank Ltd.	0.010%	1/6/29	EUR	28,000	24,411
National Australia Bank Ltd.	3.515%	6/12/30	CAD	4,098	2,792
National Australia Bank Ltd.	1.699%	9/15/31	GBP	2,214	2,291
National Australia Bank Ltd.	6.322%	8/3/32	AUD	5,000	3,149
National Australia Bank Ltd.	6.163%	3/9/33	AUD	5,640	3,513
NBN Co. Ltd.	2.150%	6/2/28	AUD	4,650	2,513
NBN Co. Ltd.	4.125%	3/15/29	EUR	1,500	1,580
NBN Co. Ltd.	2.200%	12/16/30	AUD	3,730	1,799
NBN Co. Ltd.	4.375%	3/15/33	EUR	4,185	4,361
Network Finance Co. Pty Ltd.	6.061%	6/19/30	AUD	1,370	846
Network Finance Co. Pty. Ltd.	2.579%	10/3/28	AUD	1,160	620
NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	AUD	2,240	1,168
NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/30	AUD	1,250	601
Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	2,599	2,601
Pacific National Finance Pty Ltd.	3.800%	9/8/31	AUD	5,000	2,257
Qantas Airways Ltd.	3.150%	9/27/28	AUD	12,280	6,694
Qantas Airways Ltd.	2.950%	11/27/29	AUD	740	377
Qantas Airways Ltd.	5.250%	9/9/30	AUD	2,530	1,454
Scentre Group Trust 1	3.875%	7/16/26	GBP	2,591	2,954
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	2,539	2,341
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	1,958	1,726
Stockland Trust	1.625%	4/27/26	EUR	4,785	4,709
Suncorp-Metway Ltd.	3.250%	8/24/26	AUD	400	239
Sydney Airport Finance Co. Pty Ltd.	4.375%	5/3/33	EUR	5,000	5,165
Telstra Corp. Ltd.	4.000%	4/19/27	AUD	890	539
Telstra Group Ltd.	1.125%	4/14/26	EUR	10,255	10,159
Telstra Group Ltd.	1.375%	3/26/29	EUR	1,263	1,178
Telstra Group Ltd.	1.000%	4/23/30	EUR	2,543	2,238
Toyota Finance Australia Ltd.	2.280%	10/21/27	EUR	7,631	7,604
Transurban Finance Co. Pty Ltd.	4.555%	11/14/28	CAD	1,213	822
Transurban Finance Co. Pty Ltd.	3.000%	4/8/30	EUR	4,539	4,394
Transurban Finance Co. Pty Ltd.	4.225%	4/26/33	EUR	7,000	7,139
Transurban Queensland Finance Pty Ltd.	3.250%	8/5/31	AUD	2,160	1,064
University of Technology Sydney	3.750%	7/20/27	AUD	220	131
Vicinity Centres Trust	3.375%	4/7/26	GBP	590	673
Vicinity Centres Trust	1.125%	11/7/29	EUR	3,012	2,537
Wesfarmers Ltd.	0.954%	10/21/33	EUR	8,836	6,729
WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	AUD	3,360	1,669
Westpac Banking Corp.	0.625%	11/22/24	EUR	2,543	2,589
Westpac Banking Corp.	4.125%	6/4/26	AUD	700	430
Westpac Banking Corp.	1.079%	4/5/27	EUR	8,921	8,628
Westpac Banking Corp.	0.875%	4/17/27	EUR	100	95
8

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Westpac Banking Corp.	1.125%	9/5/27	EUR	5,690	5,381
	Westpac Banking Corp.	5.300%	11/11/27	AUD	15,000	9,430
	Westpac Banking Corp.	1.450%	7/17/28	EUR	418	396
	Westpac Banking Corp.	0.010%	9/22/28	EUR	19,280	16,932
	Westpac Banking Corp.	3.799%	1/17/30	EUR	10,000	10,364
	Westpac Banking Corp.	1.375%	5/17/32	EUR	5,087	4,396
	Westpac Banking Corp.	6.491%	6/23/33	AUD	6,000	3,783
	Woolworths Group Ltd.	1.850%	11/15/27	AUD	2,980	1,642
	Woolworths Group Ltd.	0.375%	11/15/28	EUR	9,300	7,971
	Woolworths Group Ltd.	2.800%	5/20/30	AUD	7,340	3,783
	WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	2,180	1,327
						431,067
Austria (0.3%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.125%	7/31/28	EUR	23,300	22,051
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.010%	10/2/29	EUR	5,700	4,876
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.750%	3/8/30	EUR	15,000	14,191
	Borealis AG	1.750%	12/10/25	EUR	225	228
	Erste Group Bank AG	0.750%	2/5/25	EUR	1,200	1,220
	Erste Group Bank AG	1.500%	4/7/26	EUR	5,000	4,975
	Erste Group Bank AG	0.625%	4/17/26	EUR	7,600	7,473
	Erste Group Bank AG	0.750%	1/17/28	EUR	8,100	7,634
	Erste Group Bank AG	0.010%	9/11/29	EUR	16,500	14,172
	Erste Group Bank AG	0.250%	9/14/29	EUR	2,200	1,838
	Erste Group Bank AG	4.250%	5/30/30	EUR	5,000	5,237
	Erste Group Bank AG	0.250%	1/27/31	EUR	2,500	1,984
	Erste Group Bank AG	0.875%	11/15/32	EUR	6,000	5,244
	Erste Group Bank AG	0.875%	5/15/34	EUR	7,600	5,984
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.500%	9/4/25	EUR	2,500	2,493
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	1.625%	5/11/29	EUR	18,200	17,331
	Hypo Vorarlberg Bank AG	3.250%	2/19/27	EUR	5,000	5,220
[2]	OeBB-Infrastruktur AG	1.000%	11/18/24	EUR	6,148	6,314
[2]	OeBB-Infrastruktur AG	3.875%	6/30/25	EUR	5,124	5,436
[2]	OeBB-Infrastruktur AG	3.500%	10/19/26	EUR	922	979
[2]	OeBB-Infrastruktur AG	2.250%	5/28/29	EUR	1,536	1,538
[2]	OeBB-Infrastruktur AG	3.375%	5/18/32	EUR	5,362	5,635
[2]	OeBB-Infrastruktur AG	3.000%	10/24/33	EUR	112	113
	OMV AG	0.750%	12/4/23	EUR	1,281	1,351
	OMV AG	1.000%	12/14/26	EUR	1,767	1,725
	OMV AG	3.500%	9/27/27	EUR	1,400	1,469
	OMV AG	1.875%	12/4/28	EUR	2,327	2,241
	OMV AG	2.375%	4/9/32	EUR	7,683	7,212
	OMV AG	2.875%	Perpetual	EUR	3,300	2,879
	OMV AG	6.250%	Perpetual	EUR	1,690	1,821
	Raiffeisen Bank International AG	0.250%	1/22/25	EUR	2,800	2,794
	Raiffeisen Bank International AG	4.125%	9/8/25	EUR	1,400	1,465
	Raiffeisen Bank International AG	0.375%	9/25/26	EUR	3,100	2,884
	Raiffeisen Bank International AG	0.050%	9/1/27	EUR	400	350
	Raiffeisen Bank International AG	5.750%	1/27/28	EUR	5,000	5,394
	Raiffeisen Bank International AG	2.875%	6/18/32	EUR	2,500	2,153
	Raiffeisen Bank International AG	7.375%	12/20/32	EUR	4,800	4,990
	Raiffeisen Landesbank Vorarlberg mit Revisionsverband eGen	0.500%	9/17/25	EUR	2,500	2,490
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	3/3/25	EUR	200	203
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	2,500	2,432
	Raiffeisenlandesbank Niederoesterreich-Wien AG	1.250%	4/21/27	EUR	37,400	36,490
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/28	EUR	1,500	1,418
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	6,000	5,517
	Raiffeisenlandesbank Oberoesterreich AG	3.625%	12/13/27	EUR	7,000	7,374
	Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	200	200
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	2,500	2,132
	UniCredit Bank Austria AG	0.750%	2/25/25	EUR	300	304
	UniCredit Bank Austria AG	0.250%	6/4/27	EUR	5,000	4,710
	UniCredit Bank Austria AG	2.375%	9/20/27	EUR	2,400	2,432
	UNIQA Insurance Group AG	6.000%	7/27/46	EUR	700	744
						247,340
9

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Belgium (0.4%)
AG Insurance SA	3.500%	6/30/47	EUR	3,400	3,317
Ageas SA NV	3.250%	7/2/49	EUR	1,700	1,553
Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	4,571	2,706
Anheuser-Busch InBev SA NV	4.000%	9/24/25	GBP	5,745	6,815
Anheuser-Busch InBev SA NV	2.700%	3/31/26	EUR	4,950	5,113
Anheuser-Busch InBev SA NV	1.150%	1/22/27	EUR	13,411	13,076
Anheuser-Busch InBev SA NV	1.125%	7/1/27	EUR	10,638	10,283
Anheuser-Busch InBev SA NV	2.125%	12/2/27	EUR	14,087	13,983
Anheuser-Busch InBev SA NV	2.000%	3/17/28	EUR	11,734	11,564
Anheuser-Busch InBev SA NV	1.500%	4/18/30	EUR	461	424
Anheuser-Busch InBev SA NV	1.650%	3/28/31	EUR	10,558	9,587
Anheuser-Busch InBev SA NV	2.875%	4/2/32	EUR	3,687	3,597
Anheuser-Busch InBev SA NV	3.250%	1/24/33	EUR	2,599	2,606
Anheuser-Busch InBev SA NV	2.000%	1/23/35	EUR	3,541	3,032
Anheuser-Busch InBev SA NV	2.750%	3/17/36	EUR	3,495	3,165
Anheuser-Busch InBev SA NV	3.700%	4/2/40	EUR	9,527	8,991
Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/27	AUD	1,210	726
Argenta Spaarbank NV	1.000%	10/13/26	EUR	7,100	6,949
Argenta Spaarbank NV	5.375%	11/29/27	EUR	3,000	3,198
Argenta Spaarbank NV	3.375%	6/22/28	EUR	5,000	5,224
Belfius Bank SA	0.750%	2/10/25	EUR	100	102
Belfius Bank SA	0.375%	9/2/25	EUR	5,000	4,926
Belfius Bank SA	0.375%	2/13/26	EUR	3,000	2,913
Belfius Bank SA	3.125%	5/11/26	EUR	6,000	6,089
Belfius Bank SA	0.125%	9/14/26	EUR	5,000	4,798
Belfius Bank SA	0.125%	2/8/28	EUR	6,300	5,647
Belfius Bank SA	5.250%	4/19/33	EUR	5,000	5,146
Belgium ING SA	1.500%	5/19/29	EUR	5,800	5,500
BNP Paribas Fortis SA	0.625%	10/4/25	EUR	300	299
BNP Paribas Fortis SA	0.875%	3/22/28	EUR	5,000	4,711
Cofinimmo SA	1.000%	1/24/28	EUR	1,800	1,610
Cofinimmo SA	0.875%	12/2/30	EUR	1,500	1,161
Elia Group SA NV	1.500%	9/5/28	EUR	1,200	1,122
Elia Group SA/NV	5.850%	12/31/99	EUR	4,000	4,184
Elia Transmission Belgium SA	1.375%	1/14/26	EUR	9,300	9,296
Elia Transmission Belgium SA	3.250%	4/4/28	EUR	200	207
Elia Transmission Belgium SA	3.000%	4/7/29	EUR	300	301
Elia Transmission Belgium SA	0.875%	4/28/30	EUR	9,200	7,950
Elia Transmission Belgium SA	3.625%	1/18/33	EUR	4,000	4,035
Euroclear Bank SA	0.125%	7/7/25	EUR	4,600	4,567
Euroclear Bank SA	3.625%	10/13/27	EUR	4,000	4,169
Euroclear Investments SA	1.125%	12/7/26	EUR	8,000	7,754
Euroclear Investments SA	2.625%	4/11/48	EUR	5,000	4,657
FLUVIUS System Operator CVBA	1.750%	12/4/26	EUR	3,000	2,908
FLUVIUS System Operator CVBA	0.250%	6/14/28	EUR	3,900	3,489
FLUVIUS System Operator CVBA	2.875%	5/7/29	EUR	1,800	1,797
FLUVIUS System Operator CVBA	0.250%	12/2/30	EUR	5,200	4,233
FLUVIUS System Operator CVBA	0.625%	11/24/31	EUR	5,500	4,410
FLUVIUS System Operator CVBA	4.000%	7/6/32	EUR	3,000	3,088
Groupe Bruxelles Lambert NV	1.875%	6/19/25	EUR	3,000	3,069
ING Belgium SA	0.625%	5/30/25	EUR	6,700	6,744
ING Belgium SA	0.750%	9/28/26	EUR	5,900	5,763
KBC Bank NV	0.000%	12/3/25	EUR	29,000	28,471
KBC Bank NV	0.750%	10/24/27	EUR	3,600	3,420
KBC Group NV	1.500%	3/29/26	EUR	4,600	4,654
KBC Group NV	4.500%	6/6/26	EUR	4,000	4,225
KBC Group NV	0.125%	9/10/26	EUR	5,000	4,887
KBC Group NV	0.750%	1/21/28	EUR	21,400	20,106
KBC Group NV	5.500%	9/20/28	GBP	3,000	3,545
KBC Group NV	0.125%	1/14/29	EUR	15,100	13,370
KBC Group NV	4.375%	4/19/30	EUR	9,000	9,389
KBC Group NV	0.625%	12/7/31	EUR	1,000	917
Solvay SA	2.750%	12/2/27	EUR	4,100	4,147
VGP NV	1.625%	1/17/27	EUR	1,900	1,687
VGP NV	1.500%	4/8/29	EUR	3,300	2,577
					343,949
10

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Canada (1.7%)
[3]	407 International Inc.	1.800%	5/22/25	CAD	1,377	941
	407 International Inc.	2.430%	5/4/27	CAD	1,096	726
	407 International Inc.	3.140%	3/6/30	CAD	2,791	1,803
[3]	407 International Inc.	2.590%	5/25/32	CAD	1,529	902
	407 International Inc.	3.430%	6/1/33	CAD	900	554
	407 International Inc.	5.750%	2/14/36	CAD	1,017	731
	407 International Inc.	4.450%	11/15/41	CAD	2,550	1,609
	407 International Inc.	4.190%	4/25/42	CAD	2,805	1,716
	407 International Inc.	3.650%	9/8/44	CAD	5,102	2,846
	407 International Inc.	3.830%	5/11/46	CAD	5,102	2,885
	407 International Inc.	3.600%	5/21/47	CAD	3,507	1,911
	407 International Inc.	3.720%	5/11/48	CAD	26	14
	407 International Inc.	3.670%	3/8/49	CAD	1,019	559
	407 International Inc.	2.840%	3/7/50	CAD	2,092	970
	407 International Inc.	4.860%	7/31/53	CAD	2,000	1,324
	55 Ontario School Board Trust	5.900%	6/2/33	CAD	2,623	1,990
	Aeroports de Montreal	5.170%	9/17/35	CAD	1,848	1,272
	Aeroports de Montreal	5.670%	10/16/37	CAD	946	694
	Aeroports de Montreal	3.030%	4/21/50	CAD	1,962	961
	Aeroports de Montreal	3.441%	4/26/51	CAD	2,000	1,058
	AIMCo Realty Investors LP	3.367%	6/1/27	CAD	961	644
	AIMCo Realty Investors LP	3.043%	6/1/28	CAD	1,019	658
	AIMCo Realty Investors LP	2.712%	6/1/29	CAD	5,714	3,541
	Alberta Powerline LP	4.065%	12/1/53	CAD	3,425	1,963
	Alberta Powerline LP	4.065%	3/1/54	CAD	528	302
	Alectra Inc.	2.488%	5/17/27	CAD	5,585	3,674
	Alectra Inc.	1.751%	2/11/31	CAD	500	284
	Alectra Inc.	3.958%	7/30/42	CAD	800	475
	Alectra Inc.	3.458%	4/12/49	CAD	1,118	593
	Alectra Inc.	5.225%	11/14/52	CAD	700	493
	Algonquin Power Co.	4.090%	2/17/27	CAD	1,100	750
	Algonquin Power Co.	4.600%	1/29/29	CAD	1,155	784
	Algonquin Power Co.	2.850%	7/15/31	CAD	1,196	698
	Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	3,484	2,435
	Alimentation Couche-Tard Inc.	1.875%	5/6/26	EUR	100	100
	Alimentation Couche-Tard Inc.	5.592%	9/25/30	CAD	3,000	2,156
	Allied Properties REIT	3.636%	4/21/25	CAD	2,550	1,755
	Allied Properties REIT	1.726%	2/12/26	CAD	1,496	963
	Allied Properties REIT	3.113%	4/8/27	CAD	2,550	1,615
	Allied Properties REIT	3.394%	8/15/29	CAD	1,267	746
	Allied Properties REIT	3.117%	2/21/30	CAD	1,465	831
	Allied Properties REIT	3.095%	2/6/32	CAD	1,496	783
	AltaGas Ltd.	3.840%	1/15/25	CAD	2,676	1,885
	AltaGas Ltd.	4.120%	4/7/26	CAD	1,200	834
	AltaGas Ltd.	4.638%	5/15/26	CAD	1,400	983
	AltaGas Ltd.	3.980%	10/4/27	CAD	1,525	1,031
	AltaGas Ltd.	2.075%	5/30/28	CAD	1,520	931
	AltaGas Ltd.	2.477%	11/30/30	CAD	700	401
	AltaGas Ltd.	4.500%	8/15/44	CAD	1,074	599
	AltaGas Ltd.	4.990%	10/4/47	CAD	863	509
	AltaLink LP	4.872%	11/15/40	CAD	2,604	1,753
	AltaLink LP	4.462%	11/8/41	CAD	1,223	781
	AltaLink LP	3.990%	6/30/42	CAD	1,491	891
	AltaLink LP	4.922%	9/17/43	CAD	1,529	1,032
	AltaLink LP	4.054%	11/21/44	CAD	911	544
	AltaLink LP	4.090%	6/30/45	CAD	813	487
	AltaLink LP	3.717%	12/3/46	CAD	1,648	925
	AltaLink LP	4.446%	7/11/53	CAD	500	312
	ARC Resources Ltd.	2.354%	3/10/26	CAD	1,300	868
	ARC Resources Ltd.	3.465%	3/10/31	CAD	2,153	1,317
	Artis REIT	5.600%	4/29/25	CAD	700	484
	Atco Ltd.	5.500%	11/1/78	CAD	520	346
	Bank of Montreal	2.370%	2/3/25	CAD	6,123	4,238
	Bank of Montreal	4.609%	9/10/25	CAD	2,550	1,813
	Bank of Montreal	1.758%	3/10/26	CAD	3,485	2,307
	Bank of Montreal	1.000%	4/5/26	EUR	13,440	13,315
11

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bank of Montreal	1.551%	5/28/26	CAD	3,742	2,445
Bank of Montreal	3.375%	7/4/26	EUR	7,500	7,859
Bank of Montreal	1.000%	9/9/26	GBP	2,800	2,996
Bank of Montreal	2.700%	12/9/26	CAD	5,102	3,411
Bank of Montreal	3.650%	4/1/27	CAD	6,236	4,215
Bank of Montreal	4.309%	6/1/27	CAD	7,533	5,188
Bank of Montreal	4.709%	12/7/27	CAD	6,500	4,515
Bank of Montreal	3.190%	3/1/28	CAD	8,939	5,954
Bank of Montreal	5.039%	5/29/28	CAD	9,100	6,383
Bank of Montreal	0.050%	6/8/29	EUR	14,781	12,777
Bank of Montreal	2.077%	6/17/30	CAD	4,184	2,824
Bank of Montreal	1.928%	7/22/31	CAD	4,513	2,904
Bank of Montreal	6.534%	10/27/32	CAD	2,800	2,037
Bank of Montreal	6.034%	9/7/33	CAD	4,000	2,846
Bank of Nova Scotia	1.950%	1/10/25	CAD	4,464	3,081
Bank of Nova Scotia	2.160%	2/3/25	CAD	5,612	3,874
Bank of Nova Scotia	0.010%	3/18/25	EUR	6,539	6,556
Bank of Nova Scotia	5.500%	5/8/26	CAD	5,000	3,586
Bank of Nova Scotia	0.125%	9/4/26	EUR	5,938	5,638
Bank of Nova Scotia	1.850%	11/2/26	CAD	9,206	5,954
Bank of Nova Scotia	2.620%	12/2/26	CAD	7,654	5,113
Bank of Nova Scotia	0.010%	1/14/27	EUR	5,087	4,785
Bank of Nova Scotia	2.950%	3/8/27	CAD	13,397	8,862
Bank of Nova Scotia	1.400%	11/1/27	CAD	6,029	3,713
Bank of Nova Scotia	0.010%	12/15/27	EUR	28,903	26,376
Bank of Nova Scotia	3.250%	1/18/28	EUR	38,000	39,500
Bank of Nova Scotia	3.100%	2/2/28	CAD	7,109	4,724
Bank of Nova Scotia	3.934%	5/3/32	CAD	6,130	4,088
Bank of Nova Scotia	5.679%	8/2/33	CAD	3,500	2,461
BCI QuadReal Realty	1.680%	3/3/25	CAD	1,019	697
BCI QuadReal Realty	1.747%	7/24/30	CAD	2,274	1,277
bcIMC Realty Corp.	2.840%	6/3/25	CAD	3,573	2,465
bcIMC Realty Corp.	3.000%	3/31/27	CAD	1,701	1,127
Bell Telephone Co. of Canada or Bell Canada	2.750%	1/29/25	CAD	5,487	3,819
Bell Telephone Co. of Canada or Bell Canada	3.350%	3/12/25	CAD	6,735	4,715
Bell Telephone Co. of Canada or Bell Canada	3.550%	3/2/26	CAD	1,529	1,058
Bell Telephone Co. of Canada or Bell Canada	2.900%	8/12/26	CAD	1,529	1,028
Bell Telephone Co. of Canada or Bell Canada	1.650%	8/16/27	CAD	2,700	1,692
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/28	CAD	1,529	1,024
Bell Telephone Co. of Canada or Bell Canada	5.150%	11/14/28	CAD	2,200	1,557
Bell Telephone Co. of Canada or Bell Canada	2.900%	9/10/29	CAD	2,550	1,591
Bell Telephone Co. of Canada or Bell Canada	4.550%	2/9/30	CAD	10,300	6,968
Bell Telephone Co. of Canada or Bell Canada	2.500%	5/14/30	CAD	7,484	4,448
Bell Telephone Co. of Canada or Bell Canada	3.000%	3/17/31	CAD	3,800	2,278
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/31	CAD	2,550	2,017
Bell Telephone Co. of Canada or Bell Canada	4.750%	9/29/44	CAD	2,086	1,254
Bell Telephone Co. of Canada or Bell Canada	4.350%	12/18/45	CAD	2,434	1,372
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/47	CAD	4,132	2,355
Bell Telephone Co. of Canada or Bell Canada	3.500%	9/30/50	CAD	6,357	3,009
Bell Telephone Co. of Canada or Bell Canada	4.050%	3/17/51	CAD	3,106	1,629
Bell Telephone Co. of Canada or Bell Canada	5.150%	2/9/53	CAD	1,600	1,000
Bell Telephone Co. of Canada or Bell Canada	5.600%	8/11/53	CAD	1,500	1,003
Bridging North America GP	4.341%	8/31/53	CAD	1,045	562
British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	1,159	767
British Columbia Ferry Services Inc.	2.794%	10/15/49	CAD	2,550	1,191
Brookfield Corp.	4.820%	1/28/26	CAD	6,855	4,841
Brookfield Corp.	3.800%	3/16/27	CAD	2,160	1,459
Brookfield Corp.	5.950%	6/14/35	CAD	600	422
Brookfield Finance II Inc.	5.431%	12/14/32	CAD	3,700	2,482
Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	2,166	1,449
Brookfield Infrastructure Finance ULC	3.410%	10/9/29	CAD	2,499	1,573
Brookfield Infrastructure Finance ULC	5.710%	7/27/30	CAD	3,500	2,464
Brookfield Infrastructure Finance ULC	2.855%	9/1/32	CAD	1,819	1,015
Brookfield Infrastructure Finance ULC	5.980%	2/14/33	CAD	1,100	773
Brookfield Infrastructure Finance ULC	5.439%	4/25/34	CAD	1,402	938
Brookfield Infrastructure Finance ULC	5.789%	4/25/52	CAD	930	614
Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	2,704	1,888
12

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Brookfield Renewable Partners ULC	3.630%	1/15/27	CAD	1,990	1,346
Brookfield Renewable Partners ULC	4.250%	1/15/29	CAD	500	337
Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	2,805	1,773
Brookfield Renewable Partners ULC	5.880%	11/9/32	CAD	1,100	783
Brookfield Renewable Partners ULC	5.292%	10/28/33	CAD	1,300	882
Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	1,990	1,095
Brookfield Renewable Partners ULC	3.330%	8/13/50	CAD	896	412
Bruce Power LP	3.969%	6/23/26	CAD	2,550	1,770
Bruce Power LP	2.680%	12/21/28	CAD	1,200	758
Bruce Power LP	4.010%	6/21/29	CAD	1,403	939
Bruce Power LP	4.000%	6/21/30	CAD	2,021	1,325
Bruce Power LP	4.990%	12/21/32	CAD	900	612
Bruce Power LP	4.132%	6/21/33	CAD	2,245	1,415
Bruce Power LP	4.746%	6/21/49	CAD	2,005	1,238
CAE Inc.	5.541%	6/12/28	CAD	1,400	995
Calgary Airport Authority	3.199%	10/7/36	CAD	6,901	3,888
Calgary Airport Authority	3.341%	10/7/38	CAD	2,452	1,367
Cameco Corp.	2.950%	10/21/27	CAD	1,622	1,052
Canadian Imperial Bank of Commerce	2.750%	3/7/25	CAD	13,299	9,214
Canadian Imperial Bank of Commerce	2.000%	4/17/25	CAD	5,102	3,486
Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	13,217	9,225
Canadian Imperial Bank of Commerce	1.100%	1/19/26	CAD	3,742	2,450
Canadian Imperial Bank of Commerce	1.700%	7/15/26	CAD	5,301	3,457
Canadian Imperial Bank of Commerce	2.250%	1/7/27	CAD	6,603	4,292
Canadian Imperial Bank of Commerce	4.950%	6/29/27	CAD	6,900	4,827
Canadian Imperial Bank of Commerce	5.050%	10/7/27	CAD	7,700	5,418
Canadian Imperial Bank of Commerce	5.500%	1/14/28	CAD	3,800	2,713
Canadian Imperial Bank of Commerce	0.010%	4/30/29	EUR	27,476	23,810
Canadian Imperial Bank of Commerce	2.010%	7/21/30	CAD	7,845	5,273
Canadian Imperial Bank of Commerce	1.960%	4/21/31	CAD	3,546	2,305
Canadian Imperial Bank of Commerce	4.200%	4/7/32	CAD	3,348	2,255
Canadian Imperial Bank of Commerce	5.330%	1/20/33	CAD	3,505	2,428
Canadian Imperial Bank of Commerce	5.350%	4/20/33	CAD	2,700	1,870
Canadian National Railway Co.	2.800%	9/22/25	CAD	2,549	1,754
Canadian National Railway Co.	3.200%	7/31/28	CAD	1,403	934
Canadian National Railway Co.	4.150%	5/10/30	CAD	3,000	2,034
Canadian National Railway Co.	3.600%	8/1/47	CAD	5,098	2,742
Canadian National Railway Co.	3.600%	7/31/48	CAD	800	428
Canadian National Railway Co.	3.600%	2/8/49	CAD	1,432	765
Canadian National Railway Co.	3.050%	2/8/50	CAD	1,195	572
Canadian National Railway Co.	4.700%	5/10/53	CAD	3,200	2,027
Canadian Natural Resources Ltd.	2.500%	1/17/28	CAD	2,471	1,581
Canadian Natural Resources Ltd.	4.850%	5/30/47	CAD	1,166	697
Canadian Pacific Railway Co.	2.540%	2/28/28	CAD	6,865	4,438
Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	2,618	1,702
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	892	697
Canadian Pacific Railway Co.	3.050%	3/9/50	CAD	887	418
Canadian Tire Corp. Ltd.	5.372%	9/16/30	CAD	1,000	708
Canadian Tire Corp. Ltd.	6.570%	2/24/34	CAD	441	319
Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	1,016	676
Canadian Utilities Ltd.	4.851%	6/3/52	CAD	1,380	887
Canadian Western Bank	2.606%	1/30/25	CAD	3,367	2,332
Canadian Western Bank	3.859%	4/21/25	CAD	2,200	1,537
Canadian Western Bank	1.926%	4/16/26	CAD	1,860	1,220
Canadian Western Bank	5.146%	9/2/27	CAD	1,500	1,051
Canadian Western Bank	1.818%	12/16/27	CAD	1,496	921
Capital City Link General Partnership	4.386%	3/31/46	CAD	319	197
Capital Power Corp.	4.986%	1/23/26	CAD	854	602
Capital Power Corp.	4.424%	2/8/30	CAD	1,069	706
Capital Power Corp.	3.147%	10/1/32	CAD	1,224	694
CCL Industries Inc.	3.864%	4/13/28	CAD	825	548
Cenovus Energy Inc.	3.600%	3/10/27	CAD	3,125	2,128
Cenovus Energy Inc.	3.500%	2/7/28	CAD	4,349	2,895
Central 1 Credit Union	4.648%	2/7/28	CAD	1,200	811
Central 1 Credit Union	2.391%	6/30/31	CAD	1,496	951
CGI Inc.	2.100%	9/18/28	CAD	4,361	2,696
Chartwell Retirement Residences	4.211%	4/28/25	CAD	509	352
13

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Choice Properties REIT	3.546%	1/10/25	CAD	4,082	2,860
	Choice Properties REIT	2.848%	5/21/27	CAD	3,551	2,315
	Choice Properties REIT	4.178%	3/8/28	CAD	2,550	1,712
	Choice Properties REIT	3.532%	6/11/29	CAD	3,623	2,308
	Choice Properties REIT	2.981%	3/4/30	CAD	1,496	904
	Choice Properties REIT	6.003%	6/24/32	CAD	900	634
	Choice Properties REIT	5.400%	3/1/33	CAD	1,700	1,141
	Choice Properties REIT	5.699%	2/28/34	CAD	1,300	886
	CI Financial Corp.	7.000%	12/2/25	CAD	930	672
	Clover LP	4.216%	3/31/34	CAD	829	557
	Clover LP	4.216%	6/30/34	CAD	789	530
	Cogeco Communications Inc.	2.991%	9/22/31	CAD	1,796	1,039
	Cogeco Communications Inc.	5.299%	2/16/33	CAD	1,000	671
	Concordia University	6.550%	9/2/42	CAD	1,529	1,233
	Co-operators Financial Services Ltd.	3.327%	5/13/30	CAD	835	491
[1]	Cordelio Amalco GP I	4.087%	6/30/34	CAD	1,950	1,278
	Crombie REIT	3.677%	8/26/26	CAD	1,529	1,030
	Crombie REIT	3.917%	6/21/27	CAD	917	610
	Crombie REIT	2.686%	3/31/28	CAD	892	554
	Crombie REIT	3.211%	10/9/30	CAD	481	281
	Crombie REIT	3.133%	8/12/31	CAD	500	282
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	1,513	921
	CSS FSCC Partnership	6.915%	7/31/42	CAD	19	14
	CT REIT	3.527%	6/9/25	CAD	2,346	1,622
	CT REIT	3.469%	6/16/27	CAD	678	446
	CT REIT	3.029%	2/5/29	CAD	700	432
	CT REIT	2.371%	1/6/31	CAD	1,019	559
	CU Inc.	4.543%	10/24/41	CAD	1,019	654
	CU Inc.	3.805%	9/10/42	CAD	3,591	2,072
	CU Inc.	4.722%	9/9/43	CAD	3,529	2,302
	CU Inc.	4.085%	9/2/44	CAD	4,055	2,411
	CU Inc.	3.964%	7/27/45	CAD	1,529	889
	CU Inc.	3.763%	11/19/46	CAD	765	429
	CU Inc.	3.548%	11/22/47	CAD	1,267	681
	CU Inc.	3.950%	11/23/48	CAD	493	284
	CU Inc.	2.963%	9/7/49	CAD	2,296	1,098
	CU Inc.	3.174%	9/5/51	CAD	823	406
	CU Inc.	4.773%	9/14/52	CAD	1,000	653
	CU Inc.	5.088%	9/20/53	CAD	1,600	1,100
	CU Inc.	4.558%	11/7/53	CAD	300	190
	CU Inc.	4.211%	10/29/55	CAD	5,654	3,319
	CU Inc.	4.593%	10/24/61	CAD	330	206
	Dollarama Inc.	1.871%	7/8/26	CAD	1,496	983
	Dollarama Inc.	1.505%	9/20/27	CAD	1,019	636
	Dollarama Inc.	2.443%	7/9/29	CAD	2,189	1,346
	Dollarama Inc.	5.165%	4/26/30	CAD	1,300	912
	Dream Industrial REIT	1.662%	12/22/25	CAD	1,496	983
	Dream Industrial REIT	2.539%	12/7/26	CAD	900	582
	Dream Industrial REIT	2.057%	6/17/27	CAD	2,095	1,310
	Dream Summit Industrial LP	2.150%	9/17/25	CAD	663	444
	Dream Summit Industrial LP	1.820%	4/1/26	CAD	1,571	1,027
	Dream Summit Industrial LP	2.440%	7/14/28	CAD	1,496	912
	Emera Inc.	4.838%	5/2/30	CAD	1,700	1,156
	Enbridge Gas Inc.	3.310%	9/11/25	CAD	1,652	1,146
	Enbridge Gas Inc.	2.810%	6/1/26	CAD	1,047	708
	Enbridge Gas Inc.	2.500%	8/5/26	CAD	1,016	680
	Enbridge Gas Inc.	2.900%	4/1/30	CAD	2,550	1,598
	Enbridge Gas Inc.	2.350%	9/15/31	CAD	3,000	1,736
	Enbridge Gas Inc.	4.150%	8/17/32	CAD	2,200	1,435
	Enbridge Gas Inc.	4.880%	6/21/41	CAD	1,759	1,162
	Enbridge Gas Inc.	4.200%	6/2/44	CAD	2,153	1,284
	Enbridge Gas Inc.	4.000%	8/22/44	CAD	1,916	1,108
	Enbridge Gas Inc.	3.800%	6/1/46	CAD	1,529	849
	Enbridge Gas Inc.	3.590%	11/22/47	CAD	917	487
	Enbridge Gas Inc.	3.510%	11/29/47	CAD	2,391	1,253
	Enbridge Gas Inc.	3.010%	8/9/49	CAD	1,529	718
	Enbridge Gas Inc.	3.650%	4/1/50	CAD	2,172	1,155
14

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Enbridge Gas Inc.	4.950%	11/22/50	CAD	1,377	908
Enbridge Gas Inc.	3.200%	9/15/51	CAD	1,871	903
Enbridge Gas Inc.	4.550%	8/17/52	CAD	1,200	741
Enbridge Inc.	3.950%	11/19/24	CAD	1,521	1,076
Enbridge Inc.	2.440%	6/2/25	CAD	1,496	1,025
Enbridge Inc.	3.200%	6/8/27	CAD	7,547	5,010
Enbridge Inc.	5.700%	11/9/27	CAD	2,100	1,514
Enbridge Inc.	4.900%	5/26/28	CAD	1,200	838
Enbridge Inc.	2.990%	10/3/29	CAD	3,666	2,276
Enbridge Inc.	6.100%	11/9/32	CAD	3,200	2,298
Enbridge Inc.	3.100%	9/21/33	CAD	5,490	3,066
Enbridge Inc.	4.240%	8/27/42	CAD	2,322	1,277
Enbridge Inc.	4.570%	3/11/44	CAD	3,107	1,772
Enbridge Inc.	4.870%	11/21/44	CAD	2,142	1,267
Enbridge Inc.	4.100%	9/21/51	CAD	1,497	762
Enbridge Inc.	6.510%	11/9/52	CAD	2,800	2,046
Enbridge Inc.	5.760%	5/26/53	CAD	1,300	858
Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	2,669	1,848
Enbridge Pipelines Inc.	3.000%	8/10/26	CAD	1,800	1,214
Enbridge Pipelines Inc.	3.520%	2/22/29	CAD	2,369	1,544
Enbridge Pipelines Inc.	2.820%	5/12/31	CAD	2,093	1,234
Enbridge Pipelines Inc.	5.330%	4/6/40	CAD	1,000	648
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	508	294
Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	2,856	1,632
Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	2,548	1,357
Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	2,079	1,132
Enbridge Pipelines Inc.	4.200%	5/12/51	CAD	1,651	870
Enbridge Pipelines Inc.	5.820%	8/17/53	CAD	2,000	1,351
Energir Inc.	2.100%	4/16/27	CAD	737	478
Energir Inc.	3.530%	5/16/47	CAD	1,085	582
Energir LP	3.040%	2/9/32	CAD	2,516	1,531
Energir LP	4.830%	6/2/53	CAD	1,300	857
ENMAX Corp.	3.836%	6/5/28	CAD	946	626
ENMAX Corp.	3.876%	10/18/29	CAD	2,443	1,576
EPCOR Utilities Inc.	4.550%	2/28/42	CAD	1,522	978
EPCOR Utilities Inc.	3.554%	11/27/47	CAD	3,571	1,926
EPCOR Utilities Inc.	3.949%	11/26/48	CAD	465	268
EPCOR Utilities Inc.	3.106%	7/8/49	CAD	1,272	626
EPCOR Utilities Inc.	2.899%	5/19/50	CAD	961	451
EPCOR Utilities Inc.	3.287%	6/28/51	CAD	747	377
EPCOR Utilities Inc.	4.725%	9/2/52	CAD	2,000	1,304
Equitable Bank	1.939%	3/10/25	CAD	1,496	1,015
Equitable Bank	1.876%	11/26/25	CAD	1,019	670
Fair Hydro Trust	3.357%	5/15/35	CAD	3,609	2,261
Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	2,071	1,470
Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	2,550	1,767
Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	2,157	1,455
Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	1,195	783
Fairfax Financial Holdings Ltd.	3.950%	3/3/31	CAD	3,172	1,931
Federated Co-Operatives Ltd.	3.917%	6/17/25	CAD	908	631
Federation des Caisses Desjardins du Quebec	0.010%	9/24/25	EUR	21,713	21,401
Federation des Caisses Desjardins du Quebec	5.200%	10/1/25	CAD	3,500	2,497
Federation des Caisses Desjardins du Quebec	1.093%	1/21/26	CAD	2,325	1,521
Federation des Caisses Desjardins du Quebec	1.587%	9/10/26	CAD	1,100	712
Federation des Caisses Desjardins du Quebec	4.407%	5/19/27	CAD	3,900	2,696
Federation des Caisses Desjardins du Quebec	5.475%	8/16/28	CAD	1,800	1,288
Federation des Caisses Desjardins du Quebec	2.856%	5/26/30	CAD	2,805	1,918
Federation des Caisses Desjardins du Quebec	1.992%	5/28/31	CAD	3,506	2,272
Federation des Caisses Desjardins du Quebec	5.035%	8/23/32	CAD	3,900	2,679
Finning International Inc.	5.077%	6/13/42	CAD	900	566
First Capital REIT	4.323%	7/31/25	CAD	5,102	3,535
First Capital REIT	3.753%	7/12/27	CAD	1,553	1,005
First National Financial Corp.	2.961%	11/17/25	CAD	509	338
Ford Credit Canada Co.	6.777%	9/15/25	CAD	3,530	2,557
Fortis Inc.	2.180%	5/15/28	CAD	3,068	1,927
Fortis Inc.	4.431%	5/31/29	CAD	3,100	2,119
FortisAlberta Inc.	6.220%	10/31/34	CAD	52	39
15

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
FortisAlberta Inc.	3.672%	9/9/47	CAD	2,136	1,173
FortisAlberta Inc.	3.734%	9/18/48	CAD	100	55
FortisAlberta Inc.	2.632%	6/8/51	CAD	748	327
FortisAlberta Inc.	4.862%	5/26/53	CAD	500	331
FortisBC Energy Inc.	6.500%	5/1/34	CAD	5,102	4,019
FortisBC Energy Inc.	6.050%	2/15/38	CAD	5,102	3,847
FortisBC Energy Inc.	3.850%	12/7/48	CAD	400	226
FortisBC Inc.	4.000%	10/28/44	CAD	1,071	613
Gibson Energy Inc.	2.450%	7/14/25	CAD	917	624
Gibson Energy Inc.	2.850%	7/14/27	CAD	1,321	859
Gibson Energy Inc.	3.600%	9/17/29	CAD	1,892	1,202
Gibson Energy Inc.	5.750%	7/12/33	CAD	1,200	830
Gibson Energy Inc.	6.200%	7/12/53	CAD	700	477
Granite REIT Holdings LP	3.062%	6/4/27	CAD	1,949	1,271
Granite REIT Holdings LP	2.194%	8/30/28	CAD	1,496	905
Granite REIT Holdings LP	2.378%	12/18/30	CAD	2,028	1,135
Greater Toronto Airports Authority	1.540%	5/3/28	CAD	3,156	1,965
Greater Toronto Airports Authority	2.730%	4/3/29	CAD	4,609	2,973
Greater Toronto Airports Authority	3.260%	6/1/37	CAD	976	560
Greater Toronto Airports Authority	2.750%	10/17/39	CAD	3,889	2,020
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,081	1,486
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,550	1,658
Greater Toronto Airports Authority	3.150%	10/5/51	CAD	1,100	551
Great-West Lifeco Inc.	1.750%	12/7/26	EUR	400	398
Great-West Lifeco Inc.	2.379%	5/14/30	CAD	4,864	2,929
Great-West Lifeco Inc.	6.670%	3/21/33	CAD	1,015	770
Great-West Lifeco Inc.	5.998%	11/16/39	CAD	5,612	4,137
H&R REIT	4.071%	6/16/25	CAD	1,100	762
H&R REIT	2.906%	6/2/26	CAD	2,550	1,677
H&R REIT	2.633%	2/19/27	CAD	148	94
Halifax International Airport Authority	5.503%	7/19/41	CAD	152	106
Honda Canada Finance Inc.	3.444%	5/23/25	CAD	2,189	1,525
Honda Canada Finance Inc.	1.337%	3/17/26	CAD	1,885	1,237
Honda Canada Finance Inc.	1.711%	9/28/26	CAD	1,494	968
Honda Canada Finance Inc.	4.873%	9/23/27	CAD	1,200	843
Honda Canada Finance Inc.	1.646%	2/25/28	CAD	2,328	1,436
Hospital for Sick Children	5.217%	12/16/49	CAD	550	393
Hospital for Sick Children	3.416%	12/7/57	CAD	1,346	690
Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	2,828	1,923
HSBC Bank Canada	3.403%	3/24/25	CAD	4,092	2,861
HSBC Bank Canada	1.782%	5/20/26	CAD	5,791	3,822
HSBC Bank Canada	0.010%	9/14/26	EUR	18,700	17,858
HSBC Bank Canada	1.500%	9/15/27	EUR	10,300	10,057
Hydro One Inc.	2.970%	6/26/25	CAD	183	127
Hydro One Inc.	2.770%	2/24/26	CAD	5,000	3,424
Hydro One Inc.	4.910%	1/27/28	CAD	2,200	1,574
Hydro One Inc.	3.020%	4/5/29	CAD	1,939	1,265
Hydro One Inc.	7.350%	6/3/30	CAD	1,019	808
Hydro One Inc.	1.690%	1/16/31	CAD	3,000	1,712
Hydro One Inc.	2.230%	9/17/31	CAD	3,246	1,888
Hydro One Inc.	6.930%	6/1/32	CAD	578	454
Hydro One Inc.	5.360%	5/20/36	CAD	509	370
Hydro One Inc.	4.890%	3/13/37	CAD	2,550	1,733
Hydro One Inc.	5.490%	7/16/40	CAD	1,798	1,296
Hydro One Inc.	4.390%	9/26/41	CAD	2,610	1,649
Hydro One Inc.	4.590%	10/9/43	CAD	2,805	1,808
Hydro One Inc.	4.170%	6/6/44	CAD	1,300	788
Hydro One Inc.	3.910%	2/23/46	CAD	1,633	944
Hydro One Inc.	5.000%	10/19/46	CAD	1,019	691
Hydro One Inc.	3.720%	11/18/47	CAD	1,734	968
Hydro One Inc.	3.630%	6/25/49	CAD	4,653	2,544
Hydro One Inc.	2.710%	2/28/50	CAD	1,713	778
Hydro One Inc.	3.640%	4/5/50	CAD	498	272
Hydro One Inc.	3.100%	9/15/51	CAD	2,170	1,058
Hydro One Inc.	4.000%	12/22/51	CAD	1,023	593
Hydro One Inc.	4.460%	1/27/53	CAD	1,100	690
Hydro One Inc.	3.790%	7/31/62	CAD	1,019	542
16

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Hydro One Ltd.	1.410%	10/15/27	CAD	5,859	3,674
Hydro Ottawa Holding Inc.	3.991%	5/14/43	CAD	1,071	616
Hyundai Capital Canada Inc.	2.008%	5/12/26	CAD	1,996	1,309
Hyundai Capital Canada Inc.	3.196%	2/16/27	CAD	1,674	1,104
Hyundai Capital Canada Inc.	5.565%	3/8/28	CAD	1,700	1,203
iA Financial Corp Inc.	3.187%	2/25/32	CAD	1,700	1,117
iA Financial Corp. Inc.	3.072%	9/24/31	CAD	1,529	1,012
IGM Financial Inc	5.426%	5/26/53	CAD	800	545
IGM Financial Inc.	3.440%	1/26/27	CAD	1,986	1,336
IGM Financial Inc.	4.560%	1/25/47	CAD	459	277
IGM Financial Inc.	4.115%	12/9/47	CAD	3,104	1,743
IGM Financial Inc.	4.174%	7/13/48	CAD	500	283
IGM Financial Inc.	4.206%	3/21/50	CAD	1,513	860
Independent Order of Foresters	2.885%	10/15/35	CAD	483	273
InPower BC General Partnership	4.471%	3/31/33	CAD	2,006	1,361
Intact Financial Corp.	3.770%	3/2/26	CAD	1,211	840
Intact Financial Corp.	2.850%	6/7/27	CAD	1,179	779
Intact Financial Corp.	2.179%	5/18/28	CAD	1,800	1,128
Intact Financial Corp.	1.928%	12/16/30	CAD	3,776	2,154
Intact Financial Corp.	6.400%	11/23/39	CAD	70	54
Intact Financial Corp.	5.160%	6/16/42	CAD	1,520	1,022
Intact Financial Corp.	2.954%	12/16/50	CAD	1,254	576
Intact Financial Corp.	5.276%	9/14/54	CAD	1,500	1,033
Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	66	47
Inter Pipeline Ltd.	3.173%	3/24/25	CAD	844	585
Inter Pipeline Ltd.	3.484%	12/16/26	CAD	1,675	1,124
Inter Pipeline Ltd.	4.232%	6/1/27	CAD	2,696	1,836
Inter Pipeline Ltd.	5.760%	2/17/28	CAD	3,200	2,279
Inter Pipeline Ltd.	5.710%	5/29/30	CAD	2,700	1,874
Inter Pipeline Ltd.	3.983%	11/25/31	CAD	2,818	1,695
Inter Pipeline Ltd.	5.849%	5/18/32	CAD	2,060	1,401
Inter Pipeline Ltd.	6.380%	2/17/33	CAD	1,700	1,193
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	1,792	973
Inter Pipeline Ltd.	5.091%	11/27/51	CAD	847	478
Ivanhoe Cambridge II Inc.	2.296%	12/12/24	CAD	1,488	1,034
Keyera Corp.	3.934%	6/21/28	CAD	1,123	747
Keyera Corp.	3.959%	5/29/30	CAD	1,622	1,037
Keyera Corp.	5.022%	3/28/32	CAD	1,488	988
Kingston Solar LP	3.571%	7/31/35	CAD	20	13
Laurentian Bank of Canada	1.950%	3/17/25	CAD	3,800	2,586
Liberty Utilities Canada LP	3.315%	2/14/50	CAD	700	335
Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	3,782	2,619
Loblaw Cos. Ltd.	2.284%	5/7/30	CAD	2,833	1,691
Loblaw Cos. Ltd.	5.008%	9/13/32	CAD	600	412
Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,272	906
Loblaw Cos. Ltd.	5.336%	9/13/52	CAD	2,000	1,344
Lower Mattagami Energy LP	2.433%	5/14/31	CAD	1,459	870
Lower Mattagami Energy LP	5.139%	5/18/41	CAD	2,443	1,709
Lower Mattagami Energy LP	4.944%	9/21/43	CAD	420	287
Lower Mattagami Energy LP	4.175%	4/23/52	CAD	900	539
Magna International Inc.	4.950%	1/31/31	CAD	1,200	826
Magna International Inc.	4.375%	3/17/32	EUR	2,500	2,635
Manulife Bank of Canada	2.378%	11/19/24	CAD	1,471	1,026
Manulife Bank of Canada	1.504%	6/25/25	CAD	1,900	1,282
Manulife Bank of Canada	1.337%	2/26/26	CAD	2,471	1,622
Manulife Bank of Canada	1.536%	9/14/26	CAD	1,496	966
Manulife Bank of Canada	2.864%	2/16/27	CAD	2,418	1,604
Manulife Finance Delaware LP	5.059%	12/15/41	CAD	1,933	1,241
Manulife Financial Corp.	2.237%	5/12/30	CAD	6,853	4,664
Manulife Financial Corp.	5.409%	3/10/33	CAD	4,100	2,885
Manulife Financial Corp.	2.818%	5/13/35	CAD	5,204	3,076
McGill University	6.150%	9/22/42	CAD	44	34
McGill University	3.975%	1/29/56	CAD	217	122
McGill University Health Centre	5.360%	12/31/43	CAD	288	204
Metro Inc.	3.390%	12/6/27	CAD	5,414	3,637
Metro Inc.	5.970%	10/15/35	CAD	2,575	1,875
Metro Inc.	5.030%	12/1/44	CAD	500	324
17

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Metro Inc.	4.270%	12/4/47	CAD	1,334	767
	Metro Inc.	3.413%	2/28/50	CAD	1,224	599
	Mountain View Partners GP	3.974%	3/31/51	CAD	85	47
	National Bank of Canada	2.580%	2/3/25	CAD	3,418	2,371
	National Bank of Canada	0.750%	3/13/25	EUR	4,539	4,605
	National Bank of Canada	5.296%	11/3/25	CAD	2,000	1,430
	National Bank of Canada	1.534%	6/15/26	CAD	2,971	1,933
	National Bank of Canada	1.573%	8/18/26	CAD	5,200	3,478
	National Bank of Canada	2.237%	11/4/26	CAD	3,367	2,201
	National Bank of Canada	5.219%	6/14/28	CAD	6,200	4,393
	National Bank of Canada	5.426%	8/16/32	CAD	2,600	1,814
	NAV Canada	2.063%	5/29/30	CAD	2,994	1,795
	NAV Canada	3.534%	2/23/46	CAD	509	283
	NAV Canada	3.293%	3/30/48	CAD	3,572	1,870
	NAV Canada	2.924%	9/29/51	CAD	577	277
	Nissan Canada Inc.	2.103%	9/22/25	CAD	4,379	2,907
	North Battleford Power LP	4.958%	12/31/32	CAD	1,582	1,104
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	4/24/26	CAD	2,618	1,786
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.000%	12/1/26	CAD	2,095	1,365
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	3,870	2,560
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	2,524	1,718
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/31	CAD	4,201	2,503
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	2,805	1,793
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/35	CAD	2,593	1,539
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	1,529	995
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	1,144	707
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	1,950	1,074
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	2,522	1,449
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.750%	6/1/51	CAD	2,244	1,187
	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	709	426
[3]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	1,665	1,000
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	730	422
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/38	CAD	1,174	666
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	2,827	1,647
	Nouvelle Autoroute 30 Financement Inc.	4.115%	6/30/42	CAD	776	452
	Nova Scotia Power Inc.	4.951%	11/15/32	CAD	1,000	671
	Nova Scotia Power Inc.	6.950%	8/25/33	CAD	700	534
	Nova Scotia Power Inc.	5.670%	11/14/35	CAD	500	346
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	1,053	725
	Nova Scotia Power Inc.	4.150%	3/6/42	CAD	900	517
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	1,052	630
	Nova Scotia Power Inc.	3.612%	5/1/45	CAD	600	310
	Nova Scotia Power Inc.	3.571%	4/5/49	CAD	1,401	699
	Nova Scotia Power Inc.	3.307%	4/25/50	CAD	946	445
	Nova Scotia Power Inc.	5.355%	3/24/53	CAD	700	463
	OMERS Realty Corp.	3.328%	11/12/24	CAD	854	602
	OMERS Realty Corp.	3.331%	6/5/25	CAD	1,627	1,132
	OMERS Realty Corp.	3.244%	10/4/27	CAD	2,188	1,446
	OMERS Realty Corp.	5.381%	11/14/28	CAD	3,400	2,423
	OMERS Realty Corp.	3.628%	6/5/30	CAD	2,296	1,463
	Ontario Power Generation Inc.	1.170%	4/22/26	CAD	1,200	783
	Ontario Power Generation Inc.	3.315%	10/4/27	CAD	3,195	2,151
	Ontario Power Generation Inc.	2.977%	9/13/29	CAD	4,082	2,609
	Ontario Power Generation Inc.	3.215%	4/8/30	CAD	3,061	1,954
	Ontario Power Generation Inc.	3.838%	6/22/48	CAD	3,061	1,696
	Ontario Power Generation Inc.	4.248%	1/18/49	CAD	800	474
	Ontario Power Generation Inc.	3.651%	9/13/50	CAD	923	489
	Ontario Power Generation Inc.	2.947%	2/21/51	CAD	1,457	667
	OPB Finance Trust	3.890%	7/4/42	CAD	700	418
	Original Wempi Inc.	7.791%	10/4/27	CAD	4,000	2,922
	Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	847	509
	Pembina Pipeline Corp.	3.710%	8/11/26	CAD	2,470	1,689
	Pembina Pipeline Corp.	4.240%	6/15/27	CAD	1,525	1,047
	Pembina Pipeline Corp.	4.020%	3/27/28	CAD	1,046	702
	Pembina Pipeline Corp.	3.620%	4/3/29	CAD	2,229	1,437
	Pembina Pipeline Corp.	3.310%	2/1/30	CAD	3,776	2,355
	Pembina Pipeline Corp.	3.530%	12/10/31	CAD	2,600	1,564
18

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pembina Pipeline Corp.	4.750%	4/30/43	CAD	1,525	883
Pembina Pipeline Corp.	4.810%	3/25/44	CAD	1,730	1,005
Pembina Pipeline Corp.	4.740%	1/21/47	CAD	1,723	976
Pembina Pipeline Corp.	4.750%	3/26/48	CAD	3,314	1,872
Pembina Pipeline Corp.	4.540%	4/3/49	CAD	2,856	1,553
Pembina Pipeline Corp.	4.670%	5/28/50	CAD	1,523	843
Pembina Pipeline Corp.	4.490%	12/10/51	CAD	1,994	1,065
Plenary Health Bridgepoint LP	7.246%	8/31/42	CAD	849	668
Plenary Health Care Partnerships Humber LP	4.895%	5/31/39	CAD	1,094	734
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	3,264	2,413
Power Corp. of Canada	4.455%	7/27/48	CAD	1,496	890
Power Financial Corp.	6.900%	3/11/33	CAD	639	488
Primaris REIT	4.727%	3/30/27	CAD	900	609
Reliance LP	3.750%	3/15/26	CAD	949	650
Reliance LP	2.680%	12/1/27	CAD	1,543	977
Reliance LP	2.670%	8/1/28	CAD	1,496	924
RioCan REIT	2.576%	2/12/25	CAD	2,193	1,509
RioCan REIT	1.974%	6/15/26	CAD	1,529	989
RioCan REIT	2.361%	3/10/27	CAD	917	582
RioCan REIT	2.829%	11/8/28	CAD	2,424	1,474
RioCan REIT	4.628%	5/1/29	CAD	500	328
RioCan REIT	5.962%	10/1/29	CAD	1,400	975
Rogers Communications Inc.	3.100%	4/15/25	CAD	7,139	4,950
Rogers Communications Inc.	3.650%	3/31/27	CAD	4,783	3,223
Rogers Communications Inc.	5.700%	9/21/28	CAD	4,000	2,867
Rogers Communications Inc.	4.400%	11/2/28	CAD	1,066	722
Rogers Communications Inc.	3.750%	4/15/29	CAD	3,162	2,052
Rogers Communications Inc.	3.250%	5/1/29	CAD	4,024	2,544
Rogers Communications Inc.	3.300%	12/10/29	CAD	2,200	1,372
Rogers Communications Inc.	5.800%	9/21/30	CAD	1,990	1,410
Rogers Communications Inc.	2.900%	12/9/30	CAD	2,637	1,553
Rogers Communications Inc.	4.250%	4/15/32	CAD	4,262	2,678
Rogers Communications Inc.	5.900%	9/21/33	CAD	4,070	2,861
Rogers Communications Inc.	6.680%	11/4/39	CAD	1,553	1,129
Rogers Communications Inc.	6.750%	11/9/39	CAD	4,661	3,407
Rogers Communications Inc.	6.110%	8/25/40	CAD	3,150	2,161
Rogers Communications Inc.	6.560%	3/22/41	CAD	1,652	1,189
Rogers Communications Inc.	4.250%	12/9/49	CAD	1,786	927
Rogers Communications Inc.	5.250%	4/15/52	CAD	3,720	2,272
Royal Bank of Canada	2.609%	11/1/24	CAD	7,727	5,408
Royal Bank of Canada	1.936%	5/1/25	CAD	6,276	4,285
Royal Bank of Canada	4.930%	7/16/25	CAD	2,900	2,075
Royal Bank of Canada	3.369%	9/29/25	CAD	13,950	9,636
Royal Bank of Canada	1.589%	5/4/26	CAD	4,490	2,943
Royal Bank of Canada	0.050%	6/19/26	EUR	8,728	8,409
Royal Bank of Canada	5.235%	11/2/26	CAD	6,400	4,561
Royal Bank of Canada	0.010%	1/21/27	EUR	7,631	7,181
Royal Bank of Canada	2.328%	1/28/27	CAD	9,062	5,902
Royal Bank of Canada	0.125%	4/26/27	EUR	15,000	14,045
Royal Bank of Canada	3.625%	6/14/27	GBP	5,000	5,650
Royal Bank of Canada	4.612%	7/26/27	CAD	8,600	5,957
Royal Bank of Canada	2.375%	9/13/27	EUR	7,500	7,567
Royal Bank of Canada	4.642%	1/17/28	CAD	11,000	7,627
Royal Bank of Canada	5.000%	1/24/28	GBP	2,000	2,342
Royal Bank of Canada	4.632%	5/1/28	CAD	8,700	6,011
Royal Bank of Canada	3.500%	7/25/28	EUR	20,000	20,987
Royal Bank of Canada	1.833%	7/31/28	CAD	4,658	2,847
Royal Bank of Canada	2.125%	4/26/29	EUR	9,600	9,065
Royal Bank of Canada	2.880%	12/23/29	CAD	4,918	3,419
Royal Bank of Canada	5.228%	6/24/30	CAD	4,500	3,146
Royal Bank of Canada	2.088%	6/30/30	CAD	3,572	2,410
Royal Bank of Canada	2.140%	11/3/31	CAD	4,415	2,828
Royal Bank of Canada	2.940%	5/3/32	CAD	3,860	2,490
Royal Bank of Canada	1.670%	1/28/33	CAD	3,367	2,023
Royal Bank of Canada	5.010%	2/1/33	CAD	4,700	3,229
Sagen MI Canada Inc.	2.955%	3/1/27	CAD	943	599
Sagen MI Canada Inc.	3.261%	3/5/31	CAD	1,600	899
19

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Saputo Inc.	2.876%	11/19/24	CAD	1,942	1,360
Saputo Inc.	3.603%	8/14/25	CAD	3,627	2,524
Saputo Inc.	1.415%	6/19/26	CAD	1,019	660
Saputo Inc.	2.242%	6/16/27	CAD	1,990	1,280
Saputo Inc.	2.297%	6/22/28	CAD	600	375
Saputo Inc.	5.250%	11/29/29	CAD	1,100	774
Scotiabank Capital Trust	5.650%	12/31/56	CAD	2,013	1,440
SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	2,234	1,487
SGTP Highway Bypass LP	4.105%	1/31/45	CAD	1,469	888
Simon Fraser University	5.613%	6/10/43	CAD	130	95
SmartCentres REIT	3.444%	8/28/26	CAD	318	212
SmartCentres REIT	3.834%	12/21/27	CAD	2,550	1,666
SmartCentres REIT	5.354%	5/29/28	CAD	1,100	756
SmartCentres REIT	2.307%	12/18/28	CAD	1,326	782
SmartCentres REIT	3.526%	12/20/29	CAD	3,316	2,025
SmartCentres REIT	3.648%	12/11/30	CAD	1,019	608
SSL Finance Inc.	4.099%	10/31/45	CAD	1,466	881
Stantec Inc.	2.048%	10/8/27	CAD	1,100	692
Stantec Inc.	5.393%	6/27/30	CAD	900	628
Sun Life Financial Inc.	2.460%	11/18/31	CAD	2,000	1,301
Sun Life Financial Inc.	2.580%	5/10/32	CAD	2,805	1,812
Sun Life Financial Inc.	2.800%	11/21/33	CAD	4,019	2,490
Sun Life Financial Inc.	4.780%	8/10/34	CAD	3,300	2,230
Sun Life Financial Inc.	2.060%	10/1/35	CAD	5,023	2,790
Sun Life Financial Inc.	5.400%	5/29/42	CAD	2,473	1,644
Suncor Energy Inc.	5.000%	4/9/30	CAD	2,000	1,374
Suncor Energy Inc.	4.340%	9/13/46	CAD	1,141	641
Suncor Energy Inc.	3.950%	3/4/51	CAD	1,952	1,006
TELUS Corp.	3.750%	1/17/25	CAD	2,274	1,603
TELUS Corp.	3.750%	3/10/26	CAD	3,518	2,436
TELUS Corp.	2.350%	1/27/28	CAD	3,061	1,943
TELUS Corp.	3.625%	3/1/28	CAD	4,899	3,270
TELUS Corp.	3.300%	5/2/29	CAD	3,863	2,467
TELUS Corp.	5.000%	9/13/29	CAD	2,200	1,526
TELUS Corp.	5.600%	9/9/30	CAD	1,993	1,415
TELUS Corp.	2.050%	10/7/30	CAD	1,496	845
TELUS Corp.	2.850%	11/13/31	CAD	1,600	923
TELUS Corp.	5.250%	11/15/32	CAD	4,000	2,714
TELUS Corp.	4.950%	3/28/33	CAD	2,000	1,322
TELUS Corp.	5.750%	9/8/33	CAD	3,010	2,106
TELUS Corp.	4.400%	4/1/43	CAD	1,490	837
TELUS Corp.	4.850%	4/5/44	CAD	4,720	2,807
TELUS Corp.	4.750%	1/17/45	CAD	1,403	820
TELUS Corp.	4.400%	1/29/46	CAD	1,909	1,055
TELUS Corp.	4.700%	3/6/48	CAD	2,307	1,325
TELUS Corp.	3.950%	2/16/50	CAD	3,260	1,632
TELUS Corp.	4.100%	4/5/51	CAD	2,028	1,044
TELUS Corp.	5.650%	9/13/52	CAD	2,400	1,582
TELUS Corp.	5.950%	9/8/53	CAD	1,160	799
Teranet Holdings LP	3.544%	6/11/25	CAD	3,999	2,761
Teranet Holdings LP	5.754%	12/17/40	CAD	1,732	1,113
Teranet Holdings LP	6.100%	6/17/41	CAD	1,198	799
Thomson Reuters Corp.	2.239%	5/14/25	CAD	8,628	5,910
THP Partnership	4.394%	10/31/46	CAD	97	61
TMX Group Ltd.	3.779%	6/5/28	CAD	2,300	1,545
Toromont Industries Ltd.	3.842%	10/27/27	CAD	1,119	758
Toronto Hydro Corp.	2.520%	8/25/26	CAD	2,805	1,882
Toronto Hydro Corp.	2.430%	12/11/29	CAD	3,061	1,905
Toronto Hydro Corp.	5.540%	5/21/40	CAD	148	108
Toronto Hydro Corp.	3.550%	7/28/45	CAD	5,846	3,232
Toronto Hydro Corp.	3.485%	2/28/48	CAD	2,603	1,402
Toronto Hydro Corp.	2.990%	12/10/49	CAD	340	165
Toronto Hydro Corp.	3.270%	10/18/51	CAD	897	455
Toronto Hydro Corp.	4.950%	10/13/52	CAD	1,500	1,018
Toronto-Dominion Bank	2.496%	12/2/24	CAD	7,872	5,489
Toronto-Dominion Bank	1.943%	3/13/25	CAD	10,680	7,326
Toronto-Dominion Bank	0.625%	6/6/25	EUR	7,182	7,227
20

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Toronto-Dominion Bank	2.667%	9/9/25	CAD	11,731	8,008
	Toronto-Dominion Bank	1.128%	12/9/25	CAD	5,307	3,500
	Toronto-Dominion Bank	4.344%	1/27/26	CAD	3,800	2,663
	Toronto-Dominion Bank	3.879%	3/13/26	EUR	14,000	14,845
	Toronto-Dominion Bank	5.423%	7/10/26	CAD	3,500	2,512
	Toronto-Dominion Bank	2.260%	1/7/27	CAD	5,580	3,636
	Toronto-Dominion Bank	0.500%	1/18/27	EUR	3,700	3,472
	Toronto-Dominion Bank	2.875%	4/5/27	GBP	5,800	6,407
	Toronto-Dominion Bank	4.210%	6/1/27	CAD	11,904	8,177
	Toronto-Dominion Bank	0.100%	7/19/27	EUR	10,219	9,474
	Toronto-Dominion Bank	2.551%	8/3/27	EUR	4,000	3,980
	Toronto-Dominion Bank	5.376%	10/21/27	CAD	7,000	4,993
	Toronto-Dominion Bank	4.477%	1/18/28	CAD	7,500	5,167
	Toronto-Dominion Bank	1.888%	3/8/28	CAD	12,143	7,581
	Toronto-Dominion Bank	5.491%	9/8/28	CAD	5,000	3,575
	Toronto-Dominion Bank	1.896%	9/11/28	CAD	3,999	2,444
	Toronto-Dominion Bank	4.680%	1/8/29	CAD	10,000	6,908
	Toronto-Dominion Bank	1.952%	4/8/30	EUR	18,600	16,873
	Toronto-Dominion Bank	3.105%	4/22/30	CAD	8,456	5,829
	Toronto-Dominion Bank	4.859%	3/4/31	CAD	3,140	2,201
	Toronto-Dominion Bank	3.060%	1/26/32	CAD	5,500	3,604
	Toronto-Dominion Bank	3.129%	8/3/32	EUR	2,000	1,895
	Tourmaline Oil Corp.	2.529%	2/12/29	CAD	1,500	929
	Toyota Credit Canada Inc.	2.110%	2/26/25	CAD	2,542	1,751
	Toyota Credit Canada Inc.	2.730%	8/25/25	CAD	2,200	1,510
	Toyota Credit Canada Inc.	1.660%	7/20/26	CAD	1,408	919
	Toyota Credit Canada Inc.	4.330%	1/24/28	CAD	1,200	826
	Toyota Credit Canada Inc.	5.160%	7/12/28	CAD	1,600	1,141
	TransCanada PipeLines Ltd.	3.300%	7/17/25	CAD	2,578	1,785
	TransCanada PipeLines Ltd.	5.419%	3/10/26	CAD	2,300	1,643
	TransCanada PipeLines Ltd.	3.800%	4/5/27	CAD	7,230	4,924
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	3,125	2,052
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	2,303	1,668
	TransCanada PipeLines Ltd.	5.650%	6/20/29	CAD	400	280
	TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	3,425	2,129
	TransCanada PipeLines Ltd.	5.277%	7/15/30	CAD	2,300	1,593
	TransCanada PipeLines Ltd.	2.970%	6/9/31	CAD	3,401	1,992
	TransCanada PipeLines Ltd.	5.330%	5/12/32	CAD	3,995	2,728
	TransCanada PipeLines Ltd.	8.050%	2/17/39	CAD	66	55
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	3,571	2,048
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	3,059	1,650
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	3,496	1,867
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	3,896	2,021
	TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	3,585	1,901
	TransCanada PipeLines Ltd.	5.920%	5/12/52	CAD	1,300	871
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	315	169
	TriSummit Utilities Inc.	3.150%	4/6/26	CAD	925	629
	TriSummit Utilities Inc.	4.260%	12/5/28	CAD	1,062	715
	University of Ottawa	6.280%	4/15/43	CAD	500	394
	University of Ottawa	2.635%	2/13/60	CAD	1,869	752
	University of Toronto	5.841%	12/15/43	CAD	96	72
	University of Toronto	4.251%	12/7/51	CAD	1,275	767
	University of Western Ontario	4.798%	5/24/47	CAD	137	91
[3]	Vancouver Airport Authority	7.425%	12/7/26	CAD	7,654	5,826
	Vancouver Airport Authority	3.857%	11/10/45	CAD	279	163
	Vancouver Airport Authority	2.874%	10/18/49	CAD	1,074	513
	Vancouver Airport Authority	2.800%	9/21/50	CAD	1,222	572
	Westcoast Energy Inc.	3.770%	12/8/25	CAD	862	599
	Westcoast Energy Inc.	6.750%	12/15/27	CAD	700	514
	Westcoast Energy Inc.	4.791%	10/28/41	CAD	1,129	688
	WSP Global Inc.	2.408%	4/19/28	CAD	1,821	1,148
	York University	6.480%	3/7/42	CAD	879	702
						1,477,673
China (0.0%)
	China Construction Bank Europe SA	0.000%	6/28/24	EUR	269	276
	Prosus NV	1.539%	8/3/28	EUR	704	598
[3]	Prosus NV	1.288%	7/13/29	EUR	2,616	2,053
21

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Prosus NV	2.031%	8/3/32	EUR	5,485	3,949
[3]	Prosus NV	1.985%	7/13/33	EUR	2,214	1,518
	Prosus NV	2.778%	1/19/34	EUR	3,900	2,822
	State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	1,128	1,116
	State Grid Overseas Investment BVI Ltd.	1.375%	5/2/25	EUR	3,541	3,578
	State Grid Overseas Investment BVI Ltd.	0.797%	8/5/26	EUR	14,145	13,659
	State Grid Overseas Investment BVI Ltd.	2.125%	5/2/30	EUR	3,485	3,191
						32,760
Czech Republic (0.0%)
	CEZ A/S	4.875%	4/16/25	EUR	6,409	6,816
	CEZ A/S	3.000%	6/5/28	EUR	6,359	6,316
	CPI Property Group SA	2.750%	5/12/26	EUR	1,200	1,054
	CPI Property Group SA	1.625%	4/23/27	EUR	3,906	3,039
	CPI Property Group SA	2.750%	1/22/28	GBP	907	779
	CPI Property Group SA	1.750%	1/14/30	EUR	3,000	1,847
	CPI Property Group SA	1.500%	1/27/31	EUR	2,119	1,194
	EP Infrastructure A/S	1.698%	7/30/26	EUR	414	381
	EP Infrastructure A/S	2.045%	10/9/28	EUR	2,187	1,864
	EP Infrastructure A/S	1.816%	3/2/31	EUR	2,060	1,557
						24,847
Denmark (0.4%)
	AP Moller - Maersk A/S	1.750%	3/16/26	EUR	15,275	15,321
	AP Moller - Maersk A/S	0.750%	11/25/31	EUR	2,214	1,785
	Carlsberg Breweries A/S	3.500%	11/26/26	EUR	12,000	12,551
	Carlsberg Breweries A/S	0.875%	7/1/29	EUR	2,500	2,229
	Carlsberg Breweries A/S	0.625%	3/9/30	EUR	5,895	5,046
	Danfoss Finance I BV	0.125%	4/28/26	EUR	4,831	4,621
	Danfoss Finance I BV	0.375%	10/28/28	EUR	2,000	1,758
	Danica Pension Livsforsikrings AB	4.375%	9/29/45	EUR	1,765	1,799
	Danmarks Skibskredit A/S	0.250%	6/21/28	EUR	9,300	8,308
	Danske Bank A/S	0.625%	5/26/25	EUR	2,214	2,217
	Danske Bank A/S	4.000%	1/12/27	EUR	4,299	4,506
	Danske Bank A/S	0.750%	11/22/27	EUR	7,631	7,221
	Danske Bank A/S	2.250%	1/14/28	GBP	6,285	6,673
	Danske Bank A/S	0.750%	6/9/29	EUR	10,224	9,058
	Danske Bank A/S	1.375%	2/12/30	EUR	4,364	4,367
	Danske Bank A/S	1.500%	9/2/30	EUR	9,000	8,855
	Danske Bank A/S	4.125%	1/10/31	EUR	13,000	13,482
	Danske Bank AS	6.500%	8/23/28	GBP	2,500	3,066
	DSV Finance BV	0.875%	9/17/36	EUR	3,724	2,579
	ISS Global A/S	2.125%	12/2/24	EUR	300	309
	ISS Global A/S	0.875%	6/18/26	EUR	100	96
	ISS Global A/S	1.500%	8/31/27	EUR	10,329	9,756
	Jyske Realkredit A/S	0.375%	4/1/25	EUR	3,541	3,566
	Jyske Realkredit A/S	0.500%	10/1/26	EUR	11,370	11,010
	Nordea Kredit Realkreditaktieselskab	1.000%	10/1/26	DKK	186,000	24,569
	Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	159	22
	Novo Nordisk Finance Netherlands BV	0.125%	6/4/28	EUR	3,000	2,727
	Nykredit Realkredit A/S	2.000%	1/1/25	DKK	172,863	23,966
	Nykredit Realkredit A/S	0.500%	7/10/25	EUR	5,053	5,021
	Nykredit Realkredit A/S	2.000%	1/1/26	DKK	139,500	19,098
	Nykredit Realkredit A/S	1.000%	7/1/26	DKK	419,419	55,552
	Nykredit Realkredit A/S	1.000%	1/1/27	DKK	149,698	19,585
	Nykredit Realkredit A/S	0.375%	1/17/28	EUR	11,996	10,667
	Nykredit Realkredit A/S	2.000%	10/1/47	DKK	17,320	1,992
	Orsted A/S	3.625%	3/1/26	EUR	2,500	2,616
	Orsted A/S	2.250%	6/14/28	EUR	5,000	4,870
	Orsted A/S	1.500%	11/26/29	EUR	14,971	13,585
	Orsted A/S	3.250%	9/13/31	EUR	2,900	2,852
	Orsted A/S	4.875%	1/12/32	GBP	6,761	7,464
	Orsted A/S	2.500%	5/16/33	GBP	1,185	1,052
	Orsted A/S	5.125%	9/13/34	GBP	3,500	3,821
	Orsted A/S	5.750%	4/9/40	GBP	2,298	2,555
	Orsted A/S	2.250%	11/24/17	EUR	2,000	2,028
	Orsted A/S	1.750%	12/9/19	EUR	2,000	1,744
	Orsted A/S	2.500%	2/18/21	GBP	1,400	1,043
22

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Orsted A/S	5.250%	12/8/22	EUR	2,500	2,494
Pandora A/S	4.500%	4/10/28	EUR	8,885	9,371
Vestas Wind Systems Finance BV	2.000%	6/15/34	EUR	1,900	1,594
					360,467
Estonia (0.0%)
Luminor Bank A/S	0.539%	9/23/26	EUR	9,564	9,014
Finland (0.3%)
Aktia Bank OYJ	0.375%	3/5/26	EUR	5,000	4,910
Elenia Verkko OYJ	0.375%	2/6/27	EUR	5,087	4,736
Fortum OYJ	1.625%	2/27/26	EUR	600	598
Fortum OYJ	4.000%	5/26/28	EUR	5,000	5,222
Fortum OYJ	2.125%	2/27/29	EUR	900	852
Fortum OYJ	4.500%	5/26/33	EUR	3,000	3,096
Kojamo OYJ	0.875%	5/28/29	EUR	3,438	2,668
Neste OYJ	4.250%	3/16/33	EUR	5,000	5,246
Nokia OYJ	3.125%	5/15/28	EUR	4,000	3,936
Nordea Bank Abp	1.125%	2/12/25	EUR	100	102
Nordea Bank Abp	0.550%	6/23/25	CHF	6,525	7,013
Nordea Bank Abp	0.500%	5/14/27	EUR	5,087	4,798
Nordea Bank Abp	4.125%	5/5/28	EUR	10,000	10,518
Nordea Bank Abp	0.500%	11/2/28	EUR	14,938	13,156
Nordea Bank Abp	2.500%	5/23/29	EUR	2,600	2,507
Nordea Bank Abp	2.875%	8/24/32	EUR	7,000	6,624
Nordea Bank Abp	1.625%	12/9/32	GBP	2,709	2,660
Nordea Kiinnitysluottopankki OYJ	0.250%	3/18/26	EUR	12,189	11,923
Nordea Kiinnitysluottopankki OYJ	0.625%	3/17/27	EUR	11,820	11,358
Nordea Kiinnitysluottopankki OYJ	3.000%	2/20/30	EUR	15,000	15,328
Oma Saastopankki OYJ	0.010%	11/25/27	EUR	4,700	4,282
OP Corporate Bank plc	1.000%	5/22/25	EUR	5,087	5,135
OP Corporate Bank plc	0.500%	8/12/25	EUR	1,682	1,672
OP Corporate Bank plc	2.875%	12/15/25	EUR	10,000	10,341
OP Corporate Bank plc	0.600%	1/18/27	EUR	11,271	10,577
OP Corporate Bank plc	0.625%	7/27/27	EUR	5,000	4,620
OP Corporate Bank plc	0.100%	11/16/27	EUR	8,638	7,806
OP Corporate Bank plc	4.000%	6/13/28	EUR	10,000	10,521
OP Corporate Bank plc	1.625%	6/9/30	EUR	12,818	12,691
OP Mortgage Bank	1.000%	11/28/24	EUR	3,541	3,631
OP Mortgage Bank	0.010%	11/19/26	EUR	5,087	4,833
OP Mortgage Bank	0.625%	2/15/29	EUR	5,087	4,618
OP Mortgage Bank	2.750%	1/25/30	EUR	15,000	15,099
OP Mortgage Bank	0.010%	11/19/30	EUR	15,362	12,617
Sampo OYJ	3.375%	5/23/49	EUR	9,464	8,887
Sampo OYJ	2.500%	9/3/52	EUR	8,627	6,946
SATO OYJ	1.375%	2/24/28	EUR	2,100	1,735
Stora Enso OYJ	2.500%	6/7/27	EUR	2,269	2,275
Stora Enso OYJ	2.500%	3/21/28	EUR	2,294	2,243
Stora Enso OYJ	4.250%	9/1/29	EUR	2,273	2,345
Teollisuuden Voima OYJ	1.375%	6/23/28	EUR	3,000	2,721
					252,846
France (3.4%)
Aeroports de Paris SA	1.500%	4/7/25	EUR	2,000	2,046
Aeroports de Paris SA	2.125%	10/2/26	EUR	6,100	6,154
Aeroports de Paris SA	1.000%	1/5/29	EUR	2,600	2,365
Aeroports de Paris SA	2.750%	4/2/30	EUR	5,700	5,551
Aeroports de Paris SA	1.500%	7/2/32	EUR	3,400	2,911
Aeroports de Paris SA	1.125%	6/18/34	EUR	1,500	1,176
Aeroports de Paris SA	2.125%	10/11/38	EUR	3,700	2,939
Air Liquide Finance SA	1.000%	4/2/25	EUR	5,000	5,082
Air Liquide Finance SA	1.250%	6/3/25	EUR	2,800	2,856
Air Liquide Finance SA	1.000%	3/8/27	EUR	100	98
Air Liquide Finance SA	1.250%	6/13/28	EUR	500	482
Air Liquide Finance SA	1.375%	4/2/30	EUR	7,300	6,700
Airbus Finance BV	2.125%	10/29/29	EUR	353	341
Airbus Finance BV	1.375%	5/13/31	EUR	4,904	4,319
Airbus SE	1.625%	4/7/25	EUR	704	721
23

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Airbus SE	1.375%	6/9/26	EUR	6,706	6,693
Airbus SE	1.625%	6/9/30	EUR	7,100	6,468
Airbus SE	2.375%	4/7/32	EUR	2,314	2,150
Airbus SE	2.375%	6/9/40	EUR	4,513	3,486
ALD SA	1.250%	3/2/26	EUR	2,500	2,463
ALD SA	4.250%	1/18/27	EUR	2,000	2,098
ALD SA	4.000%	7/5/27	EUR	4,600	4,774
Alstom SA	0.250%	10/14/26	EUR	6,900	6,353
Alstom SA	0.000%	1/11/29	EUR	3,900	3,160
Altarea SCA	1.750%	1/16/30	EUR	1,500	1,116
APRR SA	1.875%	1/15/25	EUR	1,100	1,134
APRR SA	1.125%	1/9/26	EUR	5,400	5,408
APRR SA	1.250%	1/6/27	EUR	5,400	5,295
APRR SA	1.250%	1/14/27	EUR	7,700	7,525
APRR SA	1.250%	1/18/28	EUR	700	667
APRR SA	1.875%	1/3/29	EUR	5,000	4,790
APRR SA	1.500%	1/25/30	EUR	400	366
APRR SA	1.875%	1/6/31	EUR	100	92
APRR SA	1.625%	1/13/32	EUR	4,700	4,189
APRR SA	1.500%	1/17/33	EUR	200	172
Arkea Home Loans SFH SA	0.750%	10/5/27	EUR	75	71
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	5,000	4,331
Arkea Public Sector SCF SA	3.250%	1/10/31	EUR	10,000	10,320
Arkema SA	1.500%	1/20/25	EUR	200	204
Arkema SA	1.500%	4/20/27	EUR	8,900	8,722
Arkema SA	1.500%	Perpetual	EUR	1,100	1,032
Arval Service Lease SA	4.125%	4/13/26	EUR	2,500	2,623
Arval Service Lease SA	4.000%	9/22/26	EUR	7,500	7,839
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	1,400	1,478
Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	800	796
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	5,400	5,340
Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	10,300	10,038
Autoroutes du Sud de la France SA	1.375%	6/27/28	EUR	6,000	5,741
Autoroutes du Sud de la France SA	1.375%	1/22/30	EUR	5,000	4,588
Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	4,000	3,563
AXA Bank Europe SCF	0.500%	4/18/25	EUR	14,300	14,414
AXA Bank Europe SCF	1.375%	4/18/33	EUR	7,900	6,802
AXA Home Loan SFH SA	0.010%	10/16/29	EUR	5,000	4,289
AXA SA	3.750%	10/12/30	EUR	4,500	4,715
AXA SA	1.375%	10/7/41	EUR	3,724	2,976
AXA SA	1.875%	7/10/42	EUR	9,900	7,800
AXA SA	5.500%	7/11/43	EUR	4,500	4,660
AXA SA	3.375%	7/6/47	EUR	3,943	3,929
AXA SA	3.250%	5/28/49	EUR	16,004	15,231
AXA SA	3.875%	Perpetual	EUR	8,424	8,625
AXA SA	3.941%	Perpetual	EUR	5,659	5,873
AXA SA	5.453%	Perpetual	GBP	3,074	3,583
AXA SA	6.686%	Perpetual	GBP	2,287	2,731
Banque Federative du Credit Mutuel SA	1.750%	12/19/24	GBP	4,300	4,985
Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	17,900	18,278
Banque Federative du Credit Mutuel SA	0.010%	3/7/25	EUR	24,600	24,614
Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	2,600	2,597
Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	2,500	2,578
Banque Federative du Credit Mutuel SA	1.625%	1/19/26	EUR	400	402
Banque Federative du Credit Mutuel SA	5.000%	1/19/26	GBP	2,800	3,330
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	15,400	15,526
Banque Federative du Credit Mutuel SA	0.010%	5/11/26	EUR	19,000	18,178
Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	8,600	8,350
Banque Federative du Credit Mutuel SA	1.000%	7/16/26	GBP	7,500	8,018
Banque Federative du Credit Mutuel SA	1.500%	10/7/26	GBP	100	107
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	2,800	2,739
Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	600	594
Banque Federative du Credit Mutuel SA	0.100%	10/8/27	EUR	3,700	3,363
Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	2,300	2,158
Banque Federative du Credit Mutuel SA	0.875%	12/7/27	GBP	7,900	7,905
Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	7,500	7,210
Banque Federative du Credit Mutuel SA	0.250%	6/29/28	EUR	4,800	4,270
24

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banque Federative du Credit Mutuel SA	0.250%	7/19/28	EUR	10,600	9,219
Banque Federative du Credit Mutuel SA	1.875%	10/26/28	GBP	2,800	2,837
Banque Federative du Credit Mutuel SA	0.625%	11/3/28	EUR	18,300	15,991
Banque Federative du Credit Mutuel SA	4.125%	3/13/29	EUR	10,000	10,473
Banque Federative du Credit Mutuel SA	1.875%	6/18/29	EUR	5,000	4,459
Banque Federative du Credit Mutuel SA	0.750%	1/17/30	EUR	1,000	838
Banque Federative du Credit Mutuel SA	1.250%	6/3/30	EUR	11,000	9,384
Banque Federative du Credit Mutuel SA	0.625%	2/21/31	EUR	12,500	9,956
Banque Federative du Credit Mutuel SA	3.625%	9/14/32	EUR	9,000	8,935
Banque Federative du Credit Mutuel SA	5.125%	1/13/33	EUR	9,000	9,206
Banque Federative du Credit Mutuel SA	3.750%	2/1/33	EUR	2,000	2,000
Banque Federative du Credit Mutuel SA	4.125%	6/14/33	EUR	5,000	5,118
BNP Paribas Cardif SA	4.032%	Perpetual	EUR	1,200	1,220
BNP Paribas Home Loan SFH SA	0.875%	11/14/24	EUR	2,561	2,627
BNP Paribas Home Loan SFH SA	3.000%	1/31/30	EUR	3,100	3,174
BNP Paribas SA	2.375%	2/17/25	EUR	7,543	7,783
BNP Paribas SA	1.250%	3/19/25	EUR	5,087	5,174
BNP Paribas SA	1.500%	11/17/25	EUR	10,449	10,524
BNP Paribas SA	3.375%	1/23/26	GBP	1,381	1,584
BNP Paribas SA	2.125%	1/23/27	EUR	14,800	14,845
BNP Paribas SA	0.250%	4/13/27	EUR	12,000	11,439
BNP Paribas SA	0.375%	10/14/27	EUR	9,300	8,759
BNP Paribas SA	1.875%	12/14/27	GBP	3,000	3,095
BNP Paribas SA	0.500%	2/19/28	EUR	13,800	12,788
BNP Paribas SA	0.500%	5/30/28	EUR	14,000	12,899
BNP Paribas SA	2.750%	7/25/28	EUR	10,000	9,927
BNP Paribas SA	0.500%	9/1/28	EUR	4,400	3,993
BNP Paribas SA	3.875%	2/23/29	EUR	10,000	10,434
BNP Paribas SA	2.875%	2/24/29	GBP	5,000	5,155
BNP Paribas SA	1.125%	4/17/29	EUR	5,000	4,539
BNP Paribas SA	1.375%	5/28/29	EUR	12,100	10,811
BNP Paribas SA	2.538%	7/13/29	CAD	2,109	1,283
BNP Paribas SA	6.000%	8/18/29	GBP	4,000	4,854
BNP Paribas SA	3.625%	9/1/29	EUR	5,000	5,024
BNP Paribas SA	0.500%	1/19/30	EUR	7,600	6,504
BNP Paribas SA	0.875%	7/11/30	EUR	4,600	3,951
BNP Paribas SA	2.375%	11/20/30	EUR	5,000	4,998
BNP Paribas SA	3.875%	1/10/31	EUR	5,000	5,174
BNP Paribas SA	2.000%	5/24/31	GBP	3,000	3,171
BNP Paribas SA	1.625%	7/2/31	EUR	2,800	2,307
BNP Paribas SA	1.250%	7/13/31	GBP	3,000	2,549
BNP Paribas SA	2.500%	3/31/32	EUR	3,000	2,862
BNP Paribas SA	2.100%	4/7/32	EUR	4,000	3,472
BNP Paribas SA	4.125%	5/24/33	EUR	5,000	5,158
BNP Paribas SA	0.875%	8/31/33	EUR	2,000	1,694
BNP Paribas SA	2.000%	9/13/36	GBP	1,900	1,458
Bouygues SA	5.500%	10/6/26	GBP	3,050	3,688
Bouygues SA	1.375%	6/7/27	EUR	7,500	7,284
Bouygues SA	1.125%	7/24/28	EUR	2,500	2,344
Bouygues SA	2.250%	6/29/29	EUR	13,100	12,650
Bouygues SA	4.625%	6/7/32	EUR	7,500	8,148
Bouygues SA	3.250%	6/30/37	EUR	4,500	4,092
Bouygues SA	5.375%	6/30/42	EUR	1,800	1,970
BPCE SA	1.000%	4/1/25	EUR	7,600	7,679
BPCE SA	0.625%	4/28/25	EUR	6,700	6,731
BPCE SA	0.250%	1/15/26	EUR	5,400	5,245
BPCE SA	1.375%	12/23/26	GBP	3,500	3,729
BPCE SA	0.010%	1/14/27	EUR	2,300	2,137
BPCE SA	0.500%	2/24/27	EUR	4,600	4,304
BPCE SA	1.750%	4/26/27	EUR	10,000	9,770
BPCE SA	0.500%	9/15/27	EUR	10,000	9,449
BPCE SA	0.500%	1/14/28	EUR	6,500	6,050
BPCE SA	1.625%	1/31/28	EUR	10,700	10,114
BPCE SA	4.500%	4/26/28	AUD	4,500	2,571
BPCE SA	0.914%	7/13/28	JPY	200,000	1,317
BPCE SA	6.000%	9/29/28	GBP	2,000	2,395
BPCE SA	5.250%	4/16/29	GBP	4,500	4,999
25

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BPCE SA	0.250%	1/14/31	EUR	19,900	15,788
	BPCE SA	0.750%	3/3/31	EUR	4,000	3,237
	BPCE SA	1.100%	12/16/31	JPY	500,000	3,098
	BPCE SA	2.250%	3/2/32	EUR	4,500	4,271
	BPCE SA	4.000%	11/29/32	EUR	9,000	9,190
	BPCE SA	4.500%	1/13/33	EUR	5,000	5,115
	BPCE SA	1.750%	2/2/34	EUR	2,500	2,150
	BPCE SA	4.750%	6/14/34	EUR	5,000	5,181
	BPCE SA	5.125%	1/25/35	EUR	2,000	2,026
	BPCE SFH SA	1.000%	2/24/25	EUR	6,800	6,932
	BPCE SFH SA	0.398%	4/24/25	EUR	10,200	10,262
	BPCE SFH SA	0.750%	9/2/25	EUR	5,000	5,015
	BPCE SFH SA	0.010%	11/8/26	EUR	21,000	20,001
	BPCE SFH SA	0.625%	9/22/27	EUR	2,500	2,368
	BPCE SFH SA	0.010%	11/10/27	EUR	26,100	23,976
	BPCE SFH SA	0.875%	4/13/28	EUR	6,000	5,645
	BPCE SFH SA	0.750%	2/23/29	EUR	23,000	21,066
	BPCE SFH SA	1.000%	6/8/29	EUR	2,200	2,023
	BPCE SFH SA	3.000%	10/17/29	EUR	5,000	5,120
	BPCE SFH SA	1.125%	4/12/30	EUR	13,800	12,511
	BPCE SFH SA	0.125%	12/3/30	EUR	20,500	16,972
	BPCE SFH SA	0.625%	5/29/31	EUR	8,900	7,535
[4]	Caisse Centrale du Credit Immobilier de France SA	0.050%	3/25/25	EUR	5,000	5,023
	Caisse de Refinancement de l'Habitat SA	2.400%	1/17/25	EUR	573	596
	Caisse de Refinancement de l'Habitat SA	0.010%	2/7/28	EUR	5,000	4,562
	Caisse de Refinancement de l'Habitat SA	2.750%	4/12/28	EUR	12,000	12,291
	Caisse de Refinancement de l'Habitat SA	0.010%	10/8/29	EUR	10,700	9,177
	Caisse de Refinancement de l'Habitat SA	3.000%	1/11/30	EUR	5,000	5,100
	Caisse de Refinancement de l'Habitat SA	3.375%	6/28/32	EUR	10,000	10,295
	Caisse de Refinancement de l'Habitat SA	3.125%	2/23/33	EUR	4,500	4,521
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	0.750%	7/7/28	EUR	4,800	4,210
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	1,700	1,682
	Capgemini SE	0.625%	6/23/25	EUR	2,000	2,008
	Capgemini SE	1.750%	4/18/28	EUR	7,800	7,566
	Capgemini SE	1.125%	6/23/30	EUR	3,000	2,658
	Capgemini SE	2.375%	4/15/32	EUR	5,700	5,314
	Carmila SA	2.125%	3/7/28	EUR	1,900	1,729
	Carmila SA	1.625%	4/1/29	EUR	900	763
	Carrefour SA	1.250%	6/3/25	EUR	8,236	8,338
	Carrefour SA	1.750%	5/4/26	EUR	500	502
	Carrefour SA	2.625%	12/15/27	EUR	5,000	4,994
	Carrefour SA	2.375%	10/30/29	EUR	4,800	4,568
	Cie de Financement Foncier SA	0.375%	12/11/24	EUR	900	916
	Cie de Financement Foncier SA	0.750%	1/21/25	EUR	3,400	3,463
	Cie de Financement Foncier SA	4.000%	10/24/25	EUR	12,964	13,812
	Cie de Financement Foncier SA	1.000%	2/2/26	EUR	50	50
	Cie de Financement Foncier SA	0.750%	5/29/26	EUR	1,000	986
	Cie de Financement Foncier SA	0.225%	9/14/26	EUR	2,800	2,694
	Cie de Financement Foncier SA	5.500%	1/26/27	GBP	1,204	1,462
	Cie de Financement Foncier SA	0.375%	4/9/27	EUR	30,000	28,510
	Cie de Financement Foncier SA	0.010%	11/10/27	EUR	5,000	4,586
	Cie de Financement Foncier SA	0.750%	1/11/28	EUR	5,600	5,281
	Cie de Financement Foncier SA	0.500%	3/16/28	EUR	9,600	8,899
	Cie de Financement Foncier SA	0.875%	9/11/28	EUR	9,400	8,755
	Cie de Financement Foncier SA	0.010%	4/16/29	EUR	14,800	12,903
	Cie de Financement Foncier SA	3.375%	9/16/31	EUR	22,000	22,795
	Cie de Financement Foncier SA	0.010%	10/29/35	EUR	19,000	12,722
	Cie de Financement Foncier SA	3.875%	4/25/55	EUR	2,049	2,150
	Cie de Saint-Gobain SA	1.000%	3/17/25	EUR	500	508
	Cie de Saint-Gobain SA	1.375%	6/14/27	EUR	8,000	7,787
	Cie de Saint-Gobain SA	2.375%	10/4/27	EUR	2,200	2,212
	Cie de Saint-Gobain SA	1.875%	9/21/28	EUR	6,200	5,962
	Cie de Saint-Gobain SA	1.875%	3/15/31	EUR	2,800	2,555
	Cie de Saint-Gobain SA	2.625%	8/10/32	EUR	2,200	2,063
	Cie Generale des Etablissements Michelin SCA	1.750%	5/28/27	EUR	100	99
	Cie Generale des Etablissements Michelin SCA	0.000%	11/2/28	EUR	6,300	5,561
	Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	2,600	2,240
26

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CNP Assurances SACA	1.250%	1/27/29	EUR	2,000	1,747
CNP Assurances SACA	4.500%	6/10/47	EUR	3,800	3,932
CNP Assurances SACA	2.000%	7/27/50	EUR	1,500	1,265
CNP Assurances SACA	2.500%	6/30/51	EUR	3,100	2,608
CNP Assurances SACA	5.250%	7/18/53	EUR	4,700	4,669
CNP Assurances SACA	4.000%	Perpetual	EUR	2,000	2,079
Coentreprise de Transport d'Electricite SA	2.125%	7/29/32	EUR	8,400	7,382
Cofiroute SA	0.375%	2/7/25	EUR	3,800	3,841
Covivio Hotels SACA	1.875%	9/24/25	EUR	1,500	1,500
Covivio Hotels SACA	1.000%	7/27/29	EUR	2,800	2,438
Covivio SA	1.875%	5/20/26	EUR	200	199
Covivio SA	2.375%	2/20/28	EUR	100	97
Covivio SA	1.625%	6/23/30	EUR	2,200	1,903
Covivio SA	1.125%	9/17/31	EUR	4,000	3,257
Credit Agricole Assurances SA	2.000%	7/17/30	EUR	2,800	2,390
Credit Agricole Assurances SA	1.500%	10/6/31	EUR	8,500	6,672
Credit Agricole Assurances SA	4.750%	9/27/48	EUR	1,200	1,210
Credit Agricole Assurances SA	4.250%	Perpetual	EUR	5,400	5,605
Credit Agricole Assurances SA	4.500%	Perpetual	EUR	1,900	1,964
Credit Agricole Home Loan SFH SA	0.500%	4/3/25	EUR	2,500	2,526
Credit Agricole Home Loan SFH SA	4.000%	7/16/25	EUR	1,000	1,063
Credit Agricole Home Loan SFH SA	0.500%	2/19/26	EUR	900	888
Credit Agricole Home Loan SFH SA	3.250%	9/28/26	EUR	22,000	23,112
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	18,400	17,702
Credit Agricole Home Loan SFH SA	0.875%	8/31/27	EUR	6,100	5,840
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	7,600	7,109
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	7,600	7,066
Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	5,000	4,268
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	9,100	8,120
Credit Agricole Home Loan SFH SA	0.010%	11/3/31	EUR	8,600	6,790
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	2,200	1,945
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	10,100	7,985
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	2,500	1,908
Credit Agricole Public Sector SCF SA	0.500%	10/10/25	EUR	11,000	10,959
Credit Agricole Public Sector SCF SA	3.750%	7/13/26	EUR	2,500	2,658
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	12,580	12,079
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	20,402	19,596
Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	5,000	4,466
Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	7,100	6,439
Credit Agricole SA	3.125%	2/5/26	EUR	2,000	2,087
Credit Agricole SA	1.000%	4/22/26	EUR	11,700	11,763
Credit Agricole SA	1.875%	12/20/26	EUR	5,100	5,041
Credit Agricole SA	2.625%	3/17/27	EUR	5,329	5,283
Credit Agricole SA	1.375%	5/3/27	EUR	700	679
Credit Agricole SA	5.750%	11/29/27	GBP	3,000	3,585
Credit Agricole SA	0.375%	4/20/28	EUR	4,800	4,282
Credit Agricole SA	1.750%	3/5/29	EUR	6,000	5,556
Credit Agricole SA	2.000%	3/25/29	EUR	6,400	5,845
Credit Agricole SA	1.000%	7/3/29	EUR	7,300	6,535
Credit Agricole SA	2.500%	8/29/29	EUR	9,000	8,700
Credit Agricole SA	0.500%	9/21/29	EUR	13,600	11,894
Credit Agricole SA	4.875%	10/23/29	GBP	2,000	2,318
Credit Agricole SA	4.125%	3/7/30	EUR	6,300	6,607
Credit Agricole SA	1.625%	6/5/30	EUR	4,200	4,192
Credit Agricole SA	3.875%	4/20/31	EUR	4,000	4,105
Credit Agricole SA	0.875%	1/14/32	EUR	6,400	5,130
Credit Agricole SA	4.000%	1/18/33	EUR	3,000	3,078
Credit Agricole SA	2.500%	4/22/34	EUR	2,000	1,766
Credit Agricole SA	3.875%	11/28/34	EUR	11,000	11,012
Credit Mutuel Arkea SA	1.375%	1/17/25	EUR	100	102
Credit Mutuel Arkea SA	0.875%	5/7/27	EUR	1,000	943
Credit Mutuel Arkea SA	0.375%	10/3/28	EUR	5,100	4,484
Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	10,000	9,895
Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	1,100	984
Credit Mutuel Arkea SA	0.750%	1/18/30	EUR	5,000	4,267
Credit Mutuel Arkea SA	3.375%	3/11/31	EUR	2,000	1,894
Credit Mutuel Arkea SA	0.875%	10/25/31	EUR	4,200	3,360
27

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Credit Mutuel Arkea SA	0.875%	3/11/33	EUR	6,000	4,610
	Credit Mutuel Home Loan SFH SA	0.625%	2/10/25	EUR	1,000	1,015
	Credit Mutuel Home Loan SFH SA	0.625%	2/2/26	EUR	2,500	2,474
	Credit Mutuel Home Loan SFH SA	0.875%	4/7/26	EUR	484	480
	Credit Mutuel Home Loan SFH SA	0.625%	3/4/27	EUR	23,000	22,135
	Credit Mutuel Home Loan SFH SA	0.750%	9/15/27	EUR	30,700	29,229
	Credit Mutuel Home Loan SFH SA	0.010%	7/20/28	EUR	9,200	8,262
	Credit Mutuel Home Loan SFH SA	1.000%	1/30/29	EUR	2,800	2,605
	Danone SA	0.709%	11/3/24	EUR	3,700	3,786
	Danone SA	1.125%	1/14/25	EUR	5,000	5,115
	Danone SA	0.571%	3/17/27	EUR	5,000	4,818
	Danone SA	0.395%	6/10/29	EUR	9,300	8,188
	Dassault Systemes SE	0.125%	9/16/26	EUR	2,500	2,385
	Dassault Systemes SE	0.375%	9/16/29	EUR	5,000	4,337
[5]	Dexia Credit Local SA	1.250%	11/26/24	EUR	8,800	9,059
[5]	Dexia Credit Local SA	0.500%	1/17/25	EUR	12,700	12,916
[5]	Dexia Credit Local SA	2.125%	2/12/25	GBP	1,500	1,748
[5]	Dexia Credit Local SA	1.250%	7/21/25	GBP	5,000	5,656
[5]	Dexia Credit Local SA	0.625%	1/17/26	EUR	4,200	4,172
[5]	Dexia Credit Local SA	0.250%	12/10/26	GBP	5,000	5,217
[5]	Dexia Credit Local SA	1.000%	10/18/27	EUR	4,250	4,109
[5]	Dexia Credit Local SA	0.000%	1/21/28	EUR	5,300	4,875
[5]	Dexia Credit Local SA	3.125%	6/1/28	EUR	20,000	20,944
	Edenred SE	1.375%	3/10/25	EUR	300	307
	Electricite de France SA	4.000%	11/12/25	EUR	5,950	6,345
	Electricite de France SA	1.000%	10/13/26	EUR	8,300	8,098
	Electricite de France SA	4.125%	3/25/27	EUR	600	638
	Electricite de France SA	4.375%	10/12/29	EUR	13,500	14,339
	Electricite de France SA	2.000%	10/2/30	EUR	1,000	916
	Electricite de France SA	5.875%	7/18/31	GBP	1,588	1,862
	Electricite de France SA	4.250%	1/25/32	EUR	1,500	1,551
	Electricite de France SA	1.000%	11/29/33	EUR	8,700	6,511
	Electricite de France SA	6.125%	6/2/34	GBP	11,050	12,758
	Electricite de France SA	4.750%	10/12/34	EUR	5,700	5,956
	Electricite de France SA	5.500%	1/25/35	GBP	200	218
	Electricite de France SA	1.875%	10/13/36	EUR	6,400	4,818
	Electricite de France SA	5.500%	3/27/37	GBP	4,600	4,883
	Electricite de France SA	4.500%	11/12/40	EUR	1,900	1,920
	Electricite de France SA	5.500%	10/17/41	GBP	6,500	6,649
	Electricite de France SA	4.625%	1/25/43	EUR	1,800	1,700
	Electricite de France SA	2.000%	12/9/49	EUR	6,800	3,760
	Electricite de France SA	5.125%	9/22/50	GBP	100	93
	Electricite de France SA	6.000%	1/23/14	GBP	5,100	4,978
	ELO SACA	2.375%	4/25/25	EUR	4,200	4,286
	Engie SA	0.875%	9/19/25	EUR	6,800	6,803
	Engie SA	1.000%	3/13/26	EUR	1,500	1,479
	Engie SA	2.375%	5/19/26	EUR	100	102
	Engie SA	0.375%	6/11/27	EUR	8,200	7,651
	Engie SA	1.750%	3/27/28	EUR	7,600	7,327
	Engie SA	1.375%	6/22/28	EUR	10,700	10,089
	Engie SA	7.000%	10/30/28	GBP	3,950	5,058
	Engie SA	3.500%	9/27/29	EUR	9,000	9,212
	Engie SA	0.375%	10/26/29	EUR	1,000	850
	Engie SA	3.625%	1/11/30	EUR	3,500	3,592
	Engie SA	2.125%	3/30/32	EUR	6,100	5,484
	Engie SA	1.875%	9/19/33	EUR	1,200	1,027
	Engie SA	4.000%	1/11/35	EUR	8,500	8,525
	Engie SA	1.500%	3/13/35	EUR	7,000	5,405
	Engie SA	1.000%	10/26/36	EUR	6,000	4,129
	Engie SA	2.000%	9/28/37	EUR	3,600	2,765
	Engie SA	1.375%	6/21/39	EUR	4,800	3,167
	Engie SA	1.250%	10/24/41	EUR	4,500	2,702
	Engie SA	4.250%	1/11/43	EUR	2,000	1,932
	Engie SA	5.625%	4/3/53	GBP	1,000	1,081
	Engie SA	5.000%	10/1/60	GBP	3,550	3,462
	Engie SA	5.950%	3/16/11	EUR	1,625	1,841
	Engie SA	1.500%	Perpetual	EUR	2,500	2,168
28

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Engie SA	1.625%	Perpetual	EUR	4,600	4,558
EssilorLuxottica SA	0.125%	5/27/25	EUR	5,000	4,986
EssilorLuxottica SA	0.500%	6/5/28	EUR	10,200	9,363
Gecina SA	1.500%	1/20/25	EUR	1,600	1,640
Gecina SA	1.375%	6/30/27	EUR	100	97
Gecina SA	1.375%	1/26/28	EUR	1,700	1,609
Gecina SA	1.000%	1/30/29	EUR	1,100	1,003
Gecina SA	0.875%	1/25/33	EUR	6,000	4,701
Gecina SA	0.875%	6/30/36	EUR	3,600	2,420
GELF Bond Issuer I SA	1.125%	7/18/29	EUR	2,104	1,759
Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	EUR	2,200	1,687
Groupe VYV	1.625%	7/2/29	EUR	2,000	1,798
Holding d'Infrastructures de Transport SASU	1.625%	11/27/27	EUR	5,900	5,613
Holding d'Infrastructures de Transport SASU	1.475%	1/18/31	EUR	8,000	6,708
Holding d'Infrastructures des Metiers de l'Environnement	0.125%	9/16/25	EUR	6,070	5,914
Holding d'Infrastructures des Metiers de l'Environnement	0.625%	9/16/28	EUR	11,845	10,288
HSBC Continental Europe SA	0.100%	9/3/27	EUR	5,100	4,659
HSBC SFH France SA	2.500%	6/28/28	EUR	8,800	8,860
ICADE	1.125%	11/17/25	EUR	6,100	6,032
ICADE	1.625%	2/28/28	EUR	3,700	3,490
ICADE	1.000%	1/19/30	EUR	1,400	1,161
ICADE	0.625%	1/18/31	EUR	3,700	2,848
Imerys SA	2.000%	12/10/24	EUR	300	309
Imerys SA	1.500%	1/15/27	EUR	600	582
Imerys SA	1.000%	7/15/31	EUR	1,500	1,185
Indigo Group SAS	1.625%	4/19/28	EUR	400	375
In'li SA	1.125%	7/2/29	EUR	1,000	876
JCDecaux SE	2.625%	4/24/28	EUR	2,500	2,422
JCDecaux SE	5.000%	1/11/29	EUR	1,500	1,582
JCDecaux SE	1.625%	2/7/30	EUR	2,300	1,969
Kering SA	1.250%	5/10/26	EUR	4,600	4,575
Kering SA	3.250%	2/27/29	EUR	9,000	9,289
Kering SA	3.625%	9/5/31	EUR	5,000	5,163
Kering SA	3.375%	2/27/33	EUR	2,000	2,002
Klepierre SA	1.875%	2/19/26	EUR	1,700	1,715
Klepierre SA	1.375%	2/16/27	EUR	3,300	3,196
Klepierre SA	2.000%	5/12/29	EUR	2,100	1,958
Klepierre SA	0.625%	7/1/30	EUR	4,800	3,913
Klepierre SA	0.875%	2/17/31	EUR	1,900	1,532
Klepierre SA	1.250%	9/29/31	EUR	100	82
Klepierre SA	1.625%	12/13/32	EUR	1,500	1,230
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	6,350	6,067
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	4,500	4,271
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	2,500	2,346
La Banque Postale Home Loan SFH SA	0.010%	10/22/29	EUR	23,600	20,294
La Banque Postale SA	1.000%	2/9/28	EUR	10,000	9,447
La Banque Postale SA	3.000%	6/9/28	EUR	3,800	3,757
La Banque Postale SA	2.000%	7/13/28	EUR	4,700	4,495
La Banque Postale SA	1.375%	4/24/29	EUR	5,000	4,551
La Banque Postale SA	0.875%	1/26/31	EUR	2,300	2,199
La Banque Postale SA	0.750%	8/2/32	EUR	2,400	2,113
La Mondiale SAM	5.050%	Perpetual	EUR	3,431	3,571
La Poste SA	2.750%	11/26/24	EUR	2,000	2,085
La Poste SA	1.125%	6/4/25	EUR	5,000	5,056
La Poste SA	0.625%	10/21/26	EUR	4,900	4,711
La Poste SA	0.375%	9/17/27	EUR	10,100	9,370
La Poste SA	1.450%	11/30/28	EUR	1,000	942
La Poste SA	0.000%	7/18/29	EUR	1,200	1,015
La Poste SA	1.375%	4/21/32	EUR	14,200	12,101
Legrand SA	1.000%	3/6/26	EUR	100	99
Legrand SA	1.875%	12/16/27	EUR	100	98
Legrand SA	3.500%	5/29/29	EUR	5,000	5,183
Legrand SA	0.750%	5/20/30	EUR	1,500	1,306
Legrand SA	0.375%	10/6/31	EUR	700	574
LVMH Moet Hennessy Louis Vuitton SE	0.000%	2/11/26	EUR	3,700	3,609
LVMH Moet Hennessy Louis Vuitton SE	1.125%	2/11/27	GBP	4,400	4,732
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	5,000	4,570
29

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/31	EUR	4,600	3,866
Mercialys SA	1.800%	2/27/26	EUR	1,800	1,758
Mercialys SA	2.500%	2/28/29	EUR	1,400	1,225
MMS USA Investments Inc.	0.625%	6/13/25	EUR	7,300	7,314
MMS USA Investments Inc.	1.250%	6/13/28	EUR	2,100	1,970
MMS USA Investments Inc.	1.750%	6/13/31	EUR	2,600	2,325
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal	2.125%	6/21/52	EUR	1,500	1,093
Nerval SAS	2.875%	4/14/32	EUR	3,800	3,308
Orange SA	1.000%	5/12/25	EUR	5,100	5,161
Orange SA	1.000%	9/12/25	EUR	6,900	6,931
Orange SA	5.250%	12/5/25	GBP	726	879
Orange SA	0.000%	9/4/26	EUR	2,000	1,903
Orange SA	0.875%	2/3/27	EUR	900	869
Orange SA	1.250%	7/7/27	EUR	4,000	3,875
Orange SA	1.375%	3/20/28	EUR	18,400	17,590
Orange SA	8.125%	11/20/28	GBP	3,316	4,480
Orange SA	2.000%	1/15/29	EUR	2,000	1,936
Orange SA	1.375%	1/16/30	EUR	1,100	1,013
Orange SA	1.875%	9/12/30	EUR	16,900	15,809
Orange SA	3.625%	11/16/31	EUR	5,000	5,180
Orange SA	3.250%	1/15/32	GBP	11,000	11,223
Orange SA	1.625%	4/7/32	EUR	5,000	4,426
Orange SA	2.375%	5/18/32	EUR	4,000	3,755
Orange SA	0.500%	9/4/32	EUR	3,800	3,008
Orange SA	8.125%	1/28/33	EUR	362	504
Orange SA	0.625%	12/16/33	EUR	10,700	8,188
Orange SA	5.625%	1/23/34	GBP	1,700	2,020
Orange SA	1.375%	Perpetual	EUR	1,900	1,599
Orange SA	1.750%	Perpetual	EUR	1,300	1,143
Orange SA	2.375%	Perpetual	EUR	5,000	5,044
Orange SA	5.000%	Perpetual	EUR	7,171	7,531
Orange SA	5.375%	Perpetual	EUR	1,500	1,540
Orano SA	3.375%	4/23/26	EUR	7,000	7,181
Pernod Ricard SA	1.125%	4/7/25	EUR	300	305
Pernod Ricard SA	1.500%	5/18/26	EUR	1,500	1,504
Pernod Ricard SA	3.250%	11/2/28	EUR	10,000	10,294
Pernod Ricard SA	1.375%	4/7/29	EUR	8,300	7,699
Pernod Ricard SA	0.125%	10/4/29	EUR	2,000	1,693
Pernod Ricard SA	1.750%	4/8/30	EUR	2,600	2,406
Pernod Ricard SA	0.875%	10/24/31	EUR	4,000	3,350
Praemia Healthcare SACA	0.875%	11/4/29	EUR	4,600	3,667
PSA Tresorerie GIE	6.000%	9/19/33	EUR	2,024	2,304
RCI Banque SA	1.625%	4/11/25	EUR	8,574	8,705
RCI Banque SA	4.125%	12/1/25	EUR	14,000	14,706
RCI Banque SA	1.750%	4/10/26	EUR	1,165	1,153
RCI Banque SA	1.625%	5/26/26	EUR	7,666	7,529
RCI Banque SA	4.500%	4/6/27	EUR	5,000	5,235
RCI Banque SA	4.875%	6/14/28	EUR	4,000	4,212
RCI Banque SA	4.875%	9/21/28	EUR	3,500	3,684
RTE Reseau de Transport d'Electricite SADIR	1.625%	11/27/25	EUR	6,500	6,574
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/27	EUR	11,100	10,174
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/29	EUR	500	500
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/30	EUR	2,500	2,274
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/36	EUR	3,100	2,555
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/37	EUR	5,000	3,918
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/40	EUR	7,500	4,964
Safran SA	0.950%	10/19/28	EUR	800	726
SCOR SE	3.000%	6/8/46	EUR	5,800	5,793
SCOR SE	3.625%	5/27/48	EUR	4,900	4,887
SCOR SE	1.375%	9/17/51	EUR	2,200	1,683
Societe Fonciere Lyonnaise SA	1.500%	6/5/27	EUR	1,900	1,844
Societe Fonciere Lyonnaise SA	0.500%	4/21/28	EUR	1,900	1,717
Societe Generale SA	1.125%	1/23/25	EUR	5,700	5,800
Societe Generale SA	2.625%	2/27/25	EUR	100	103
Societe Generale SA	1.125%	4/21/26	EUR	5,000	5,033
Societe Generale SA	0.125%	11/17/26	EUR	21,000	20,441
Societe Generale SA	0.750%	1/25/27	EUR	8,600	8,068
30

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Societe Generale SA	0.847%	5/26/27	JPY	1,000,000	6,305
Societe Generale SA	4.125%	6/2/27	EUR	5,000	5,265
Societe Generale SA	0.250%	7/8/27	EUR	7,500	6,886
Societe Generale SA	1.250%	12/7/27	GBP	3,700	3,692
Societe Generale SA	2.125%	9/27/28	EUR	8,600	8,148
Societe Generale SA	1.750%	3/22/29	EUR	4,500	4,084
Societe Generale SA	0.500%	6/12/29	EUR	14,100	12,261
Societe Generale SA	1.250%	6/12/30	EUR	4,200	3,561
Societe Generale SA	1.000%	11/24/30	EUR	4,000	3,825
Societe Generale SA	4.250%	12/6/30	EUR	8,000	8,110
Societe Generale SA	1.125%	6/30/31	EUR	2,500	2,336
Societe Generale SA	4.250%	11/16/32	EUR	4,000	4,154
Societe Generale SA	5.625%	6/2/33	EUR	5,000	5,090
Societe Generale SA	6.250%	6/22/33	GBP	2,000	2,424
Societe Generale SFH SA	0.500%	1/30/25	EUR	4,500	4,568
Societe Generale SFH SA	0.500%	1/28/26	EUR	5,700	5,633
Societe Generale SFH SA	0.750%	1/19/28	EUR	5,000	4,718
Societe Generale SFH SA	1.375%	5/5/28	EUR	12,500	12,030
Societe Generale SFH SA	0.125%	2/2/29	EUR	21,900	19,394
Societe Generale SFH SA	0.010%	2/11/30	EUR	1,900	1,610
Societe Generale SFH SA	0.010%	2/5/31	EUR	10,400	8,479
Sodexo SA	0.750%	4/27/25	EUR	5,914	5,955
Sodexo SA	2.500%	6/24/26	EUR	383	392
Sodexo SA	0.750%	4/14/27	EUR	5,914	5,718
Sodexo SA	1.750%	6/26/28	GBP	4,090	4,192
Sodexo SA	1.000%	4/27/29	EUR	3,700	3,362
Sogecap SA	4.125%	Perpetual	EUR	100	101
Suez SACA	2.375%	5/24/30	EUR	1,600	1,492
Suez SACA	5.000%	11/3/32	EUR	1,500	1,614
Suez SACA	2.875%	5/24/34	EUR	1,400	1,251
TDF Infrastructure SAS	2.500%	4/7/26	EUR	400	399
TDF Infrastructure SAS	1.750%	12/1/29	EUR	6,700	5,716
Teleperformance SE	3.750%	6/24/29	EUR	2,000	1,936
Terega SA	2.200%	8/5/25	EUR	100	102
Terega SA	0.875%	9/17/30	EUR	2,500	2,070
TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	EUR	6,700	6,412
TotalEnergies Capital International SA	1.375%	3/19/25	EUR	6,900	7,044
TotalEnergies Capital International SA	1.750%	7/7/25	GBP	4,746	5,454
TotalEnergies Capital International SA	2.875%	11/19/25	EUR	3,900	4,043
TotalEnergies Capital International SA	2.500%	3/25/26	EUR	2,200	2,252
TotalEnergies Capital International SA	1.491%	4/8/27	EUR	3,000	2,943
TotalEnergies Capital International SA	0.696%	5/31/28	EUR	11,400	10,530
TotalEnergies Capital International SA	1.491%	9/4/30	EUR	500	454
TotalEnergies Capital International SA	1.994%	4/8/32	EUR	3,200	2,894
TotalEnergies Capital International SA	1.618%	5/18/40	EUR	5,000	3,568
TotalEnergies SE	1.625%	Perpetual	EUR	6,316	5,621
TotalEnergies SE	2.000%	Perpetual	EUR	3,309	2,704
TotalEnergies SE	2.000%	Perpetual	EUR	4,000	3,717
TotalEnergies SE	2.125%	Perpetual	EUR	7,219	5,439
TotalEnergies SE	2.625%	Perpetual	EUR	9,608	9,729
TotalEnergies SE	3.369%	Perpetual	EUR	3,650	3,642
Unibail-Rodamco-Westfield SE	1.000%	3/14/25	EUR	5,087	5,144
Unibail-Rodamco-Westfield SE	1.125%	9/15/25	EUR	5,700	5,708
Unibail-Rodamco-Westfield SE	1.375%	3/9/26	EUR	371	368
Unibail-Rodamco-Westfield SE	2.500%	6/4/26	EUR	400	406
Unibail-Rodamco-Westfield SE	1.000%	2/27/27	EUR	1,800	1,717
Unibail-Rodamco-Westfield SE	0.625%	5/4/27	EUR	10,200	9,445
Unibail-Rodamco-Westfield SE	0.750%	10/25/28	EUR	1,900	1,672
Unibail-Rodamco-Westfield SE	1.500%	5/29/29	EUR	200	180
Unibail-Rodamco-Westfield SE	1.375%	4/15/30	EUR	3,815	3,320
Unibail-Rodamco-Westfield SE	1.875%	1/15/31	EUR	10,500	9,219
Unibail-Rodamco-Westfield SE	1.375%	12/4/31	EUR	4,100	3,348
Unibail-Rodamco-Westfield SE	0.875%	3/29/32	EUR	6,300	4,833
Unibail-Rodamco-Westfield SE	2.000%	6/29/32	EUR	1,200	1,020
Unibail-Rodamco-Westfield SE	1.375%	5/25/33	EUR	2,200	1,716
Unibail-Rodamco-Westfield SE	2.000%	4/28/36	EUR	1,613	1,267
Unibail-Rodamco-Westfield SE	2.250%	5/14/38	EUR	600	453
31

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	1,700	948
Unibail-Rodamco-Westfield SE	2.875%	Perpetual	EUR	3,500	2,970
Veolia Environnement SA	1.000%	4/3/25	EUR	5,100	5,166
Veolia Environnement SA	1.750%	9/10/25	EUR	300	305
Veolia Environnement SA	0.000%	6/9/26	EUR	1,000	958
Veolia Environnement SA	4.625%	3/30/27	EUR	5,100	5,515
Veolia Environnement SA	1.250%	4/2/27	EUR	10,200	9,890
Veolia Environnement SA	1.590%	1/10/28	EUR	3,000	2,878
Veolia Environnement SA	1.250%	4/15/28	EUR	2,100	1,985
Veolia Environnement SA	0.927%	1/4/29	EUR	2,500	2,275
Veolia Environnement SA	1.500%	4/3/29	EUR	800	745
Veolia Environnement SA	1.625%	9/17/30	EUR	400	362
Veolia Environnement SA	5.375%	12/2/30	GBP	600	710
Veolia Environnement SA	0.800%	1/15/32	EUR	7,800	6,338
Veolia Environnement SA	6.125%	11/25/33	EUR	2,244	2,724
Verallia SA	1.625%	5/14/28	EUR	5,000	4,641
Vinci SA	1.000%	9/26/25	EUR	2,500	2,519
Vinci SA	2.250%	3/15/27	GBP	500	551
Vinci SA	1.625%	1/18/29	EUR	7,200	6,853
Vinci SA	1.750%	9/26/30	EUR	3,400	3,126
Vinci SA	0.500%	1/9/32	EUR	11,200	9,017
Vinci SA	2.750%	9/15/34	GBP	600	562
Vivendi SE	1.125%	12/11/28	EUR	2,800	2,594
Wendel SE	1.000%	6/1/31	EUR	2,800	2,267
Wendel SE	1.375%	1/18/34	EUR	1,500	1,123
Westfield America Management Ltd.	2.625%	3/30/29	GBP	2,100	2,018
					2,880,586
Germany (2.5%)
Aareal Bank AG	0.375%	7/15/25	EUR	1,127	1,126
Aareal Bank AG	0.250%	11/23/27	EUR	1,000	869
Aareal Bank AG	0.750%	4/18/28	EUR	2,100	1,827
Aareal Bank AG	0.010%	9/15/28	EUR	7,100	6,326
Allianz Finance II BV	0.875%	1/15/26	EUR	1,000	997
Allianz Finance II BV	3.000%	3/13/28	EUR	1,400	1,443
Allianz Finance II BV	0.500%	1/14/31	EUR	6,300	5,282
Allianz SE	4.597%	9/7/38	EUR	7,000	7,190
Allianz SE	2.241%	7/7/45	EUR	3,400	3,424
Allianz SE	1.301%	9/25/49	EUR	2,000	1,688
Allianz SE	2.121%	7/8/50	EUR	12,000	10,357
Allianz SE	4.252%	7/5/52	EUR	6,900	6,648
alstria office REIT AG	1.500%	11/15/27	EUR	3,100	2,297
Amprion GmbH	3.450%	9/22/27	EUR	18,000	18,609
Amprion GmbH	0.625%	9/23/33	EUR	7,800	5,784
Aroundtown SA	4.625%	9/18/25	CAD	435	294
Aroundtown SA	1.500%	5/28/26	EUR	1,900	1,726
Aroundtown SA	0.000%	7/16/26	EUR	7,600	6,487
Aroundtown SA	0.375%	4/15/27	EUR	7,800	6,264
Aroundtown SA	3.000%	10/16/29	GBP	1,983	1,613
Aroundtown SA	3.625%	4/10/31	GBP	1,100	861
Aroundtown SA	1.625%	Perpetual	EUR	2,300	728
Aroundtown SA	2.875%	Perpetual	EUR	500	185
BASF SE	1.750%	3/11/25	GBP	484	561
BASF SE	4.000%	3/8/29	EUR	3,000	3,176
BASF SE	1.500%	5/22/30	EUR	2,099	1,920
BASF SE	4.250%	3/8/32	EUR	10,000	10,519
BASF SE	1.450%	12/13/32	EUR	8,400	7,020
Bausparkasse Schwaebisch Hall AG	2.000%	5/17/34	EUR	20,200	18,143
Bayer AG	0.050%	1/12/25	EUR	6,300	6,349
Bayer AG	0.750%	1/6/27	EUR	6,500	6,209
Bayer AG	1.125%	1/6/30	EUR	9,300	8,070
Bayer AG	0.625%	7/12/31	EUR	4,400	3,490
Bayer AG	1.375%	7/6/32	EUR	8,000	6,556
Bayer AG	4.625%	5/26/33	EUR	4,500	4,690
Bayer AG	1.000%	1/12/36	EUR	4,400	3,010
Bayer Capital Corp. BV	1.500%	6/26/26	EUR	6,400	6,340
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	10,100	9,370
Bayerische Landesbank	0.500%	3/19/25	EUR	5,124	5,180
32

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bayerische Landesbank	0.625%	7/19/27	EUR	1,023	979
Bayerische Landesbank	3.000%	5/22/29	EUR	12,500	12,919
Bayerische Landesbank	0.200%	5/20/30	EUR	9,909	8,517
Bayerische Landesbank	1.000%	9/23/31	EUR	5,000	4,443
Berlin Hyp AG	1.250%	1/22/25	EUR	200	202
Berlin Hyp AG	0.625%	10/22/25	EUR	375	375
Berlin Hyp AG	0.010%	8/24/26	EUR	18,788	18,044
Berlin Hyp AG	1.125%	10/25/27	EUR	100	94
Berlin Hyp AG	0.010%	1/24/28	EUR	6,348	5,824
Berlin Hyp AG	0.010%	7/7/28	EUR	18,080	16,365
Berlin Hyp AG	0.125%	1/18/30	EUR	10,000	8,650
Berlin Hyp AG	0.250%	5/19/33	EUR	6,673	5,182
Bertelsmann SE & Co. KGaA	2.000%	4/1/28	EUR	4,000	3,917
Bertelsmann SE & Co. KGaA	3.500%	5/29/29	EUR	2,500	2,541
BMW Canada Inc.	0.990%	1/14/25	CAD	1,496	1,022
BMW Canada Inc.	4.410%	2/10/27	CAD	1,200	835
BMW Finance NV	1.000%	11/14/24	EUR	6,035	6,196
BMW Finance NV	0.500%	2/22/25	EUR	2,801	2,832
BMW Finance NV	0.875%	4/3/25	EUR	4,714	4,775
BMW Finance NV	1.000%	8/29/25	EUR	4,089	4,113
BMW Finance NV	0.000%	1/11/26	EUR	6,365	6,247
BMW Finance NV	3.250%	11/22/26	EUR	1,000	1,042
BMW Finance NV	0.375%	1/14/27	EUR	3,686	3,514
BMW Finance NV	1.500%	2/6/29	EUR	12,112	11,418
BMW Finance NV	0.200%	1/11/33	EUR	2,455	1,867
Brenntag Finance BV	1.125%	9/27/25	EUR	1,875	1,880
Clearstream Banking AG	0.000%	12/1/25	EUR	8,100	7,899
Commerzbank AG	0.050%	7/11/24	EUR	8,574	8,829
Commerzbank AG	0.625%	3/13/25	EUR	4,714	4,777
Commerzbank AG	0.625%	5/28/25	EUR	4,612	4,647
Commerzbank AG	0.875%	9/8/25	EUR	5,175	5,203
Commerzbank AG	1.000%	3/4/26	EUR	11,495	11,317
Commerzbank AG	0.750%	3/24/26	EUR	5,500	5,504
Commerzbank AG	2.875%	4/28/26	EUR	5,000	5,214
Commerzbank AG	0.500%	6/9/26	EUR	7,686	7,526
Commerzbank AG	0.500%	12/4/26	EUR	7,686	7,287
Commerzbank AG	0.125%	12/15/26	EUR	6,045	5,770
Commerzbank AG	0.875%	1/22/27	EUR	2,500	2,360
Commerzbank AG	0.625%	8/24/27	EUR	563	536
Commerzbank AG	3.000%	9/14/27	EUR	6,500	6,532
Commerzbank AG	4.625%	3/21/28	EUR	2,200	2,293
Commerzbank AG	3.125%	4/20/29	EUR	18,000	18,682
Commerzbank AG	5.125%	1/18/30	EUR	3,000	3,115
Commerzbank AG	0.010%	3/11/30	EUR	4,612	3,917
Commerzbank AG	3.125%	6/13/33	EUR	5,000	5,050
Commerzbank AG	1.250%	1/9/34	EUR	3,587	3,002
Continental AG	2.500%	8/27/26	EUR	3,500	3,584
Continental AG	3.625%	11/30/27	EUR	2,500	2,584
Covestro AG	0.875%	2/3/26	EUR	1,201	1,190
Covestro AG	1.375%	6/12/30	EUR	2,000	1,807
Daimler International Finance BV	1.000%	11/11/25	EUR	10,760	10,762
Daimler International Finance BV	1.375%	6/26/26	EUR	8,916	8,893
Daimler International Finance BV	0.625%	5/6/27	EUR	7,686	7,321
Daimler Truck International Finance BV	3.875%	6/19/26	EUR	5,000	5,259
Daimler Truck International Finance BV	1.625%	4/6/27	EUR	13,000	12,671
Daimler Truck International Finance BV	3.875%	6/19/29	EUR	2,000	2,068
Daimler Trucks Finance Canada Inc.	2.140%	12/13/24	CAD	3,488	2,416
Daimler Trucks Finance Canada Inc.	5.180%	9/19/25	CAD	2,200	1,566
Daimler Trucks Finance Canada Inc.	2.460%	12/15/26	CAD	1,496	976
Daimler Trucks Finance Canada Inc.	5.770%	9/25/28	CAD	2,000	1,435
DekaBank Deutsche Girozentrale	0.300%	11/20/26	EUR	2,600	2,444
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	400	382
Deutsche Bahn Finance GmbH	1.375%	7/7/25	GBP	7,271	8,287
Deutsche Bahn Finance GmbH	1.250%	10/23/25	EUR	1,281	1,304
Deutsche Bahn Finance GmbH	1.875%	2/13/26	GBP	2,221	2,511
Deutsche Bahn Finance GmbH	3.125%	7/24/26	GBP	375	432
Deutsche Bahn Finance GmbH	0.500%	4/9/27	EUR	2,880	2,756
33

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	381	359
Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	1,794	1,833
Deutsche Bahn Finance GmbH	0.375%	6/23/29	EUR	1,460	1,306
Deutsche Bahn Finance GmbH	1.625%	11/6/30	EUR	75	69
Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	1,536	1,392
Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	1,383	1,200
Deutsche Bahn Finance GmbH	0.200%	5/20/33	CHF	4,485	4,264
Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	5,021	4,420
Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	7,161	5,270
Deutsche Bahn Finance GmbH	0.625%	4/15/36	EUR	17,705	12,487
Deutsche Bahn Finance GmbH	1.375%	4/16/40	EUR	5,183	3,691
Deutsche Bahn Finance GmbH	0.625%	12/8/50	EUR	10,981	5,041
Deutsche Bahn Finance GmbH	1.125%	5/29/51	EUR	3,006	1,604
Deutsche Bahn Finance GmbH	0.950%	Perpetual	EUR	3,900	3,831
Deutsche Bahn Finance GmbH	1.600%	Perpetual	EUR	2,300	1,898
Deutsche Bank AG	2.625%	12/16/24	GBP	5,000	5,797
Deutsche Bank AG	2.625%	2/12/26	EUR	4,800	4,867
Deutsche Bank AG	4.000%	6/24/26	GBP	3,000	3,473
Deutsche Bank AG	0.000%	10/15/26	EUR	2,841	2,551
Deutsche Bank AG	1.625%	1/20/27	EUR	8,600	8,193
Deutsche Bank AG	0.750%	2/17/27	EUR	6,700	6,411
Deutsche Bank AG	3.250%	5/24/28	EUR	7,000	6,903
Deutsche Bank AG	0.250%	8/31/28	EUR	2,561	2,327
Deutsche Bank AG	5.375%	1/11/29	EUR	3,000	3,169
Deutsche Bank AG	1.750%	11/19/30	EUR	9,500	8,079
Deutsche Bank AG	6.125%	12/12/30	GBP	3,000	3,397
Deutsche Bank AG	5.625%	5/19/31	EUR	5,000	5,137
Deutsche Bank AG	1.375%	2/17/32	EUR	10,500	8,241
Deutsche Bank AG	4.000%	6/24/32	EUR	8,100	7,710
Deutsche Bank AG	2.625%	6/30/37	EUR	20,000	18,337
Deutsche Boerse AG	0.000%	2/22/26	EUR	9,300	9,002
Deutsche Boerse AG	1.125%	3/26/28	EUR	2,124	2,023
Deutsche Boerse AG	1.500%	4/4/32	EUR	3,200	2,799
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	700	672
Deutsche Pfandbriefbank AG	0.010%	10/16/25	EUR	10,200	10,044
Deutsche Pfandbriefbank AG	0.010%	8/25/26	EUR	25,600	24,508
Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	20,900	19,797
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	3,125	3,132
Deutsche Pfandbriefbank AG	1.250%	4/20/35	EUR	5,124	4,121
Deutsche Post AG	2.875%	12/11/24	EUR	1,023	1,071
Deutsche Post AG	0.375%	5/20/26	EUR	1,698	1,655
Deutsche Post AG	1.625%	12/5/28	EUR	7,465	7,169
Deutsche Post AG	0.750%	5/20/29	EUR	7,182	6,575
Deutsche Post AG	3.375%	7/3/33	EUR	5,000	5,032
Deutsche Telekom AG	0.500%	7/5/27	EUR	19,064	18,140
Deutsche Telekom AG	1.750%	3/25/31	EUR	2,500	2,319
Deutsche Telekom AG	3.125%	2/6/34	GBP	934	907
Deutsche Telekom AG	2.250%	3/29/39	EUR	2,177	1,859
Deutsche Telekom AG	1.750%	12/9/49	EUR	3,523	2,349
Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	10,805	10,965
Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	1,578	1,577
Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	649	640
Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	75	78
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	4,285	4,124
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	3,961	5,503
Deutsche Telekom International Finance BV	2.250%	4/13/29	GBP	1,868	1,942
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	4,458	4,308
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	2,715	3,652
Deutsche Wohnen SE	1.000%	4/30/25	EUR	5,000	4,995
Deutsche Wohnen SE	1.500%	4/30/30	EUR	3,000	2,643
Deutsche Wohnen SE	1.300%	4/7/41	EUR	900	520
DZ HYP AG	0.375%	6/6/25	EUR	1,000	1,003
DZ HYP AG	0.500%	11/13/25	EUR	8,198	8,151
DZ HYP AG	0.750%	2/2/26	EUR	5,000	4,967
DZ HYP AG	0.375%	3/31/26	EUR	3,177	3,116
DZ HYP AG	0.100%	8/31/26	EUR	500	481
DZ HYP AG	0.500%	9/30/26	EUR	5,124	4,978
34

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
DZ HYP AG	0.500%	4/1/27	EUR	2,500	2,396
DZ HYP AG	0.750%	6/30/27	EUR	614	591
DZ HYP AG	0.625%	8/30/27	EUR	5,000	4,766
DZ HYP AG	0.875%	3/22/28	EUR	9,245	8,774
DZ HYP AG	0.875%	1/30/29	EUR	5,124	4,756
DZ HYP AG	0.010%	4/20/29	EUR	17,577	15,437
DZ HYP AG	0.050%	6/29/29	EUR	5,124	4,486
DZ HYP AG	0.875%	1/18/30	EUR	6,100	5,530
DZ HYP AG	0.010%	3/29/30	EUR	12,731	10,812
E.ON International Finance BV	1.000%	4/13/25	EUR	2,561	2,595
E.ON International Finance BV	1.625%	5/30/26	EUR	6,558	6,574
E.ON International Finance BV	1.250%	10/19/27	EUR	6,537	6,226
E.ON International Finance BV	1.500%	7/31/29	EUR	11,962	11,153
E.ON International Finance BV	6.250%	6/3/30	GBP	10,966	13,403
E.ON International Finance BV	6.375%	6/7/32	GBP	3,227	3,959
E.ON International Finance BV	4.750%	1/31/34	GBP	2,600	2,779
E.ON International Finance BV	5.875%	10/30/37	GBP	5,850	6,664
E.ON International Finance BV	6.750%	1/27/39	GBP	600	738
E.ON International Finance BV	6.125%	7/6/39	GBP	1,500	1,744
E.ON SE	0.250%	10/24/26	EUR	1,149	1,097
E.ON SE	0.375%	9/29/27	EUR	2,561	2,364
E.ON SE	3.500%	1/12/28	EUR	3,000	3,121
E.ON SE	0.750%	2/20/28	EUR	1,299	1,217
E.ON SE	3.750%	3/1/29	EUR	3,000	3,140
E.ON SE	1.625%	5/22/29	EUR	9,016	8,526
E.ON SE	0.350%	2/28/30	EUR	4,783	4,034
E.ON SE	1.625%	3/29/31	EUR	9,218	8,212
E.ON SE	0.625%	11/7/31	EUR	8,864	7,125
E.ON SE	3.875%	1/12/35	EUR	5,000	5,009
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	1,500	1,343
EnBW Energie Baden-Wuerttemberg AG	1.125%	11/5/79	EUR	1,500	1,516
EnBW Energie Baden-Wuerttemberg AG	1.875%	6/29/80	EUR	5,700	5,413
EnBW Energie Baden-Wuerttemberg AG	1.375%	8/31/81	EUR	4,000	3,362
EnBW International Finance BV	0.625%	4/17/25	EUR	11,409	11,492
EnBW International Finance BV	2.500%	6/4/26	EUR	8,023	8,138
EnBW International Finance BV	0.250%	10/19/30	EUR	5,619	4,614
EnBW International Finance BV	0.500%	3/1/33	EUR	3,000	2,252
EnBW International Finance BV	6.125%	7/7/39	EUR	2,195	2,640
Eurogrid GmbH	1.875%	6/10/25	EUR	10,100	10,311
Eurogrid GmbH	1.500%	4/18/28	EUR	3,000	2,854
Eurogrid GmbH	3.722%	4/27/30	EUR	2,000	2,054
Eurogrid GmbH	0.741%	4/21/33	EUR	4,600	3,506
Evonik Industries AG	0.625%	9/18/25	EUR	3,600	3,573
EWE AG	0.250%	6/8/28	EUR	2,000	1,784
EWE AG	0.375%	10/22/32	EUR	2,592	1,928
Fresenius Finance Ireland plc	2.125%	2/1/27	EUR	3,000	2,956
Fresenius Finance Ireland plc	0.500%	10/1/28	EUR	6,365	5,616
Fresenius Finance Ireland plc	0.875%	10/1/31	EUR	4,000	3,116
Fresenius Medical Care AG & Co. KGaA	1.500%	7/11/25	EUR	300	300
Fresenius Medical Care AG & Co. KGaA	1.500%	5/29/30	EUR	2,381	1,926
Fresenius SE & Co. KGaA	1.875%	5/24/25	EUR	2,000	2,041
Fresenius SE & Co. KGaA	1.625%	10/8/27	EUR	5,124	4,895
Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	5,892	5,401
Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	3,648	3,612
Fresenius SE & Co. KGaA	5.000%	11/28/29	EUR	5,100	5,424
Grand City Properties SA	1.375%	8/3/26	EUR	6,000	5,555
Grand City Properties SA	1.500%	2/22/27	EUR	1,000	902
Grand City Properties SA	0.125%	1/11/28	EUR	2,500	2,033
Grand City Properties SA	1.500%	Perpetual	EUR	500	238
Hamburg Commercial Bank AG	0.375%	3/9/26	EUR	3,700	3,529
Hamburg Commercial Bank AG	0.500%	9/22/26	EUR	6,700	6,402
Hamburg Commercial Bank AG	0.010%	1/19/27	EUR	2,300	2,173
Hamburg Commercial Bank AG	3.375%	2/1/28	EUR	26,000	27,281
Hannover Rueck SE	1.125%	10/9/39	EUR	1,700	1,421
Hannover Rueck SE	5.875%	8/26/43	EUR	7,500	8,092
Hannover Rueck SE	3.375%	Perpetual	EUR	2,800	2,844
Heidelberg Materials AG	1.500%	2/7/25	EUR	7,173	7,323
35

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Heidelberg Materials AG	3.750%	5/31/32	EUR	5,000	4,815
Heidelberg Materials Finance Luxembourg SA	1.625%	4/7/26	EUR	3,945	3,936
Heidelberg Materials Finance Luxembourg SA	1.500%	6/14/27	EUR	300	291
Heidelberg Materials Finance Luxembourg SA	1.125%	12/1/27	EUR	6,627	6,201
Heidelberg Materials Finance Luxembourg SA	1.750%	4/24/28	EUR	1,000	944
Henkel AG & Co. KGaA	0.500%	11/17/32	EUR	2,500	2,002
HOCHTIEF AG	0.625%	4/26/29	EUR	4,002	3,400
HOWOGE Wohnungs-baugesellschaft mbH	0.625%	11/1/28	EUR	4,100	3,609
HOWOGE Wohnungs-baugesellschaft mbH	1.125%	11/1/33	EUR	2,100	1,585
Infineon Technologies AG	1.625%	6/24/29	EUR	2,100	1,958
Infineon Technologies AG	2.000%	6/24/32	EUR	2,200	1,979
ING-DiBa AG	0.250%	11/16/26	EUR	2,500	2,402
ING-DiBa AG	0.125%	5/23/27	EUR	2,500	2,355
ING-DiBa AG	1.250%	10/9/33	EUR	5,200	4,384
ING-DiBa AG	1.000%	5/23/39	EUR	9,700	6,796
Landesbank Baden-Wuerttemberg	0.250%	1/10/25	EUR	5,000	5,072
Landesbank Baden-Wuerttemberg	1.500%	2/3/25	GBP	4,700	5,372
Landesbank Baden-Wuerttemberg	0.375%	2/27/25	EUR	5,124	5,182
Landesbank Baden-Wuerttemberg	0.375%	2/18/27	EUR	17,800	16,460
Landesbank Baden-Wuerttemberg	0.010%	7/16/27	EUR	22,287	20,794
Landesbank Baden-Wuerttemberg	0.375%	2/28/28	EUR	4,000	3,547
Landesbank Baden-Wuerttemberg	0.250%	7/21/28	EUR	5,000	4,319
Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	4,207	3,775
Landesbank Baden-Wuerttemberg	0.375%	5/7/29	EUR	1,500	1,252
Landesbank Hessen-Thueringen Girozentrale	0.125%	11/19/24	EUR	1,000	1,012
Landesbank Hessen-Thueringen Girozentrale	0.375%	5/12/25	EUR	4,500	4,493
Landesbank Hessen-Thueringen Girozentrale	0.500%	9/25/25	EUR	300	299
Landesbank Hessen-Thueringen Girozentrale	2.375%	9/21/26	EUR	14,500	14,880
Landesbank Hessen-Thueringen Girozentrale	0.625%	1/12/27	EUR	4,000	3,869
Landesbank Hessen-Thueringen Girozentrale	0.010%	7/19/27	EUR	12,500	11,643
Landesbank Hessen-Thueringen Girozentrale	4.000%	2/4/30	EUR	5,000	5,166
Landesbank Hessen-Thueringen Girozentrale	4.500%	9/15/32	EUR	5,000	4,898
Landesbank Hessen-Thueringen Girozentrale	0.500%	1/19/37	EUR	4,000	2,775
LANXESS AG	1.125%	5/16/25	EUR	2,999	3,028
LANXESS AG	1.750%	3/22/28	EUR	2,200	2,011
LANXESS AG	0.625%	12/1/29	EUR	2,200	1,764
LEG Immobilien SE	0.375%	1/17/26	EUR	3,200	3,087
LEG Immobilien SE	0.875%	11/28/27	EUR	4,400	4,002
LEG Immobilien SE	0.875%	1/17/29	EUR	4,200	3,596
LEG Immobilien SE	1.000%	11/19/32	EUR	1,800	1,305
LEG Immobilien SE	0.875%	3/30/33	EUR	1,700	1,205
LEG Immobilien SE	1.500%	1/17/34	EUR	3,400	2,495
Mercedes-Benz Finance Canada Inc.	1.650%	9/22/25	CAD	1,375	922
Mercedes-Benz Finance Canada Inc.	5.140%	6/29/26	CAD	3,400	2,428
Mercedes-Benz Finance Canada Inc.	5.120%	6/27/28	CAD	1,000	709
Mercedes-Benz Group AG	1.000%	11/15/27	EUR	5,260	5,025
Mercedes-Benz Group AG	1.375%	5/11/28	EUR	2,500	2,378
Mercedes-Benz Group AG	0.750%	2/8/30	EUR	4,612	4,013
Mercedes-Benz Group AG	2.375%	5/22/30	EUR	2,100	2,016
Mercedes-Benz Group AG	0.750%	9/10/30	EUR	2,561	2,185
Mercedes-Benz Group AG	2.000%	2/27/31	EUR	7,219	6,730
Mercedes-Benz Group AG	1.125%	11/6/31	EUR	5,124	4,345
Mercedes-Benz Group AG	0.750%	3/11/33	EUR	4,800	3,780
Mercedes-Benz Group AG	2.125%	7/3/37	EUR	3,182	2,631
Mercedes-Benz International Finance BV	2.625%	4/7/25	EUR	15,522	16,116
Mercedes-Benz International Finance BV	2.000%	8/22/26	EUR	8,928	9,044
Mercedes-Benz International Finance BV	0.375%	11/8/26	EUR	7,686	7,375
Mercedes-Benz International Finance BV	1.500%	2/9/27	EUR	4,000	3,934
Merck Financial Services GmbH	2.375%	6/15/30	EUR	4,500	4,349
Merck Financial Services GmbH	0.875%	7/5/31	EUR	400	341
Merck KGaA	3.375%	12/12/74	EUR	225	233
Merck KGaA	1.625%	9/9/80	EUR	5,600	5,317
Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	375	369
Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	614	598
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	6,661	6,403
Muenchener Hypothekenbank eG	3.000%	8/4/27	EUR	35,000	36,498
Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	7,686	7,290
36

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Muenchener Hypothekenbank eG	0.500%	6/14/28	CHF	8,000	8,366
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	6,533	6,637
Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	4,765	3,385
Muenchener Hypothekenbank eG	0.010%	11/2/40	EUR	6,365	3,520
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/41	EUR	4,600	3,697
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.000%	5/26/42	EUR	3,000	2,265
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	2,100	2,020
Norddeutsche Landesbank-Girozentrale	0.500%	6/29/26	EUR	75	73
Norddeutsche Landesbank-Girozentrale	0.010%	9/23/26	EUR	26,100	24,989
Norddeutsche Landesbank-Girozentrale	0.250%	10/28/26	EUR	5,124	4,934
Norddeutsche Landesbank-Girozentrale	0.750%	3/5/29	EUR	23,345	21,449
O2 Telefonica Deutschland Finanzierungs GmbH	1.750%	7/5/25	EUR	3,300	3,338
Roadster Finance DAC	2.375%	12/8/32	EUR	300	261
Robert Bosch GmbH	4.000%	6/2/35	EUR	3,000	3,071
Robert Bosch GmbH	4.375%	6/2/43	EUR	8,000	7,961
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	500	504
RWE AG	2.500%	8/24/25	EUR	4,600	4,752
RWE AG	2.125%	5/24/26	EUR	2,000	2,019
RWE AG	0.500%	11/26/28	EUR	8,305	7,421
RWE AG	2.750%	5/24/30	EUR	9,500	9,147
RWE AG	0.625%	6/11/31	EUR	4,509	3,647
RWE AG	1.000%	11/26/33	EUR	2,735	2,068
Santander Consumer Bank AG	4.500%	6/30/26	EUR	5,000	5,305
SAP SE	0.750%	12/10/24	EUR	600	614
SAP SE	1.250%	3/10/28	EUR	2,900	2,777
SAP SE	0.375%	5/18/29	EUR	7,600	6,750
SAP SE	1.625%	3/10/31	EUR	6,800	6,303
Siemens Energy Finance BV	4.000%	4/5/26	EUR	5,000	5,075
Siemens Financieringsmaatschappij NV	2.250%	3/10/25	EUR	5,000	5,170
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	500	581
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	4,577	4,735
Siemens Financieringsmaatschappij NV	0.250%	2/20/29	EUR	10,300	9,164
Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	9,404	8,298
Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	225	206
Siemens Financieringsmaatschappij NV	2.750%	9/9/30	EUR	5,000	4,962
Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	2,721	2,454
Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	7,200	5,852
Siemens Financieringsmaatschappij NV	3.000%	9/8/33	EUR	8,000	7,874
Siemens Financieringsmaatschappij NV	0.500%	9/5/34	EUR	3,587	2,668
Siemens Financieringsmaatschappij NV	1.250%	2/25/35	EUR	2,400	1,928
Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	6,114	4,688
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	3,000	2,872
Sirius Real Estate Ltd.	1.125%	6/22/26	EUR	900	836
Talanx AG	4.000%	10/25/29	EUR	2,500	2,621
Talanx AG	2.250%	12/5/47	EUR	6,100	5,710
Traton Finance Luxembourg SA	4.125%	1/18/25	EUR	9,400	9,895
Traton Finance Luxembourg SA	0.125%	3/24/25	EUR	6,300	6,279
Traton Finance Luxembourg SA	4.125%	11/22/25	EUR	20,000	20,978
Traton Finance Luxembourg SA	4.250%	5/16/28	EUR	5,000	5,205
Traton Finance Luxembourg SA	1.250%	3/24/33	EUR	4,400	3,323
UniCredit Bank AG	0.625%	2/12/25	EUR	75	76
UniCredit Bank AG	0.625%	11/20/25	EUR	9,596	9,559
UniCredit Bank AG	0.500%	5/4/26	EUR	375	368
UniCredit Bank AG	0.500%	2/23/27	EUR	23,000	22,101
UniCredit Bank AG	0.010%	9/15/28	EUR	33,855	30,361
UniCredit Bank AG	0.875%	1/11/29	EUR	6,508	6,051
UniCredit Bank AG	0.010%	6/24/30	EUR	3,758	3,168
UniCredit Bank AG	0.250%	1/15/32	EUR	9,992	8,111
UniCredit Bank AG	0.850%	5/22/34	EUR	7,737	6,184
Vier Gas Transport GmbH	2.875%	6/12/25	EUR	5,910	6,136
Volkswagen Bank GmbH	1.250%	12/15/25	EUR	666	662
Volkswagen Bank GmbH	4.250%	1/7/26	EUR	5,000	5,252
Volkswagen Bank GmbH	2.500%	7/31/26	EUR	2,600	2,608
Volkswagen Bank GmbH	4.625%	5/3/31	EUR	5,000	5,130
Volkswagen Financial Services AG	0.000%	2/12/25	EUR	8,267	8,293
Volkswagen Financial Services AG	2.250%	10/16/26	EUR	2,897	2,911
Volkswagen Financial Services AG	0.875%	1/31/28	EUR	13,217	12,050
37

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Volkswagen Financial Services AG	3.375%	4/6/28	EUR	6,019	6,113
Volkswagen Financial Services AG	0.375%	2/12/30	EUR	3,603	2,907
Volkswagen Financial Services NV	0.875%	2/20/25	GBP	1,700	1,929
Volkswagen Financial Services NV	2.250%	4/12/25	GBP	362	420
Volkswagen Financial Services NV	3.250%	4/13/27	GBP	4,400	4,824
Volkswagen Financial Services NV	2.125%	1/18/28	GBP	9,300	9,516
Volkswagen Financial Services NV	1.375%	9/14/28	GBP	3,700	3,570
Volkswagen International Finance NV	4.125%	11/15/25	EUR	5,200	5,491
Volkswagen International Finance NV	3.875%	3/29/26	EUR	5,000	5,228
Volkswagen International Finance NV	3.375%	11/16/26	GBP	3,500	3,923
Volkswagen International Finance NV	1.875%	3/30/27	EUR	15,700	15,199
Volkswagen International Finance NV	3.750%	9/28/27	EUR	4,000	4,112
Volkswagen International Finance NV	2.625%	11/16/27	EUR	5,000	4,916
Volkswagen International Finance NV	4.250%	3/29/29	EUR	5,000	5,155
Volkswagen International Finance NV	1.250%	9/23/32	EUR	2,900	2,277
Volkswagen International Finance NV	3.300%	3/22/33	EUR	500	457
Volkswagen International Finance NV	4.125%	11/16/38	EUR	6,500	6,098
Volkswagen International Finance NV	1.500%	1/21/41	EUR	800	496
Volkswagen International Finance NV	3.500%	Perpetual	EUR	3,000	2,496
Volkswagen International Finance NV	3.500%	Perpetual	EUR	5,600	5,582
Volkswagen International Finance NV	3.748%	Perpetual	EUR	11,000	10,000
Volkswagen International Finance NV	3.875%	Perpetual	EUR	7,700	7,160
Volkswagen International Finance NV	3.875%	Perpetual	EUR	7,700	6,642
Volkswagen International Finance NV	4.375%	Perpetual	EUR	4,000	3,352
Volkswagen International Finance NV	4.625%	Perpetual	EUR	3,642	3,631
Volkswagen International Finance NV	4.625%	Perpetual	EUR	5,700	5,321
Volkswagen Leasing GmbH	1.375%	1/20/25	EUR	5,944	6,076
Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	1,116	1,129
Volkswagen Leasing GmbH	0.250%	1/12/26	EUR	2,500	2,423
Volkswagen Leasing GmbH	0.375%	7/20/26	EUR	16,853	16,087
Volkswagen Leasing GmbH	0.500%	1/12/29	EUR	8,851	7,598
Vonovia Finance BV	1.500%	3/31/25	EUR	2,614	2,652
Vonovia Finance BV	1.800%	6/29/25	EUR	7,700	7,771
Vonovia Finance BV	1.500%	3/22/26	EUR	8,000	7,900
Vonovia Finance BV	1.500%	6/10/26	EUR	2,500	2,460
Vonovia Finance BV	1.750%	1/25/27	EUR	100	96
Vonovia Finance BV	0.625%	10/7/27	EUR	3,000	2,687
Vonovia Finance BV	2.250%	4/7/30	EUR	3,100	2,728
Vonovia Finance BV	1.000%	7/9/30	EUR	2,000	1,617
Vonovia Finance BV	1.125%	9/14/34	EUR	5,000	3,445
Vonovia Finance BV	2.750%	3/22/38	EUR	2,000	1,528
Vonovia Finance BV	1.625%	10/7/39	EUR	4,100	2,531
Vonovia SE	0.000%	12/1/25	EUR	5,000	4,817
Vonovia SE	1.375%	1/28/26	EUR	2,800	2,765
Vonovia SE	0.375%	6/16/27	EUR	5,000	4,495
Vonovia SE	1.875%	6/28/28	EUR	9,200	8,472
Vonovia SE	0.250%	9/1/28	EUR	3,000	2,522
Vonovia SE	0.625%	12/14/29	EUR	6,900	5,576
Vonovia SE	5.000%	11/23/30	EUR	1,000	1,034
Vonovia SE	2.375%	3/25/32	EUR	5,800	4,927
Vonovia SE	0.750%	9/1/32	EUR	6,200	4,491
Vonovia SE	1.500%	6/14/41	EUR	1,800	1,012
VW Credit Canada Inc.	2.050%	12/10/24	CAD	3,330	2,304
VW Credit Canada Inc.	1.500%	9/23/25	CAD	3,160	2,105
VW Credit Canada Inc.	2.450%	12/10/26	CAD	1,415	924
VW Credit Canada Inc.	5.860%	11/15/27	CAD	1,100	793
Wintershall Dea Finance BV	0.840%	9/25/25	EUR	3,100	3,065
Wintershall Dea Finance BV	1.332%	9/25/28	EUR	4,500	4,073
Wintershall Dea Finance BV	1.823%	9/25/31	EUR	3,100	2,577
					2,151,841
Hong Kong (0.0%)
Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	EUR	283	286
Prudential Funding Asia plc	5.875%	5/11/29	GBP	1,824	2,214
Prudential Funding Asia plc	6.125%	12/19/31	GBP	2,678	3,176
					5,676
38

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Hungary (0.0%)
MOL Hungarian Oil & Gas plc	1.500%	10/8/27	EUR	2,000	1,847
Indonesia (0.0%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	EUR	900	727
Ireland (0.1%)
AIB Group plc	3.625%	7/4/26	EUR	9,000	9,369
AIB Group plc	2.250%	4/4/28	EUR	13,000	12,588
AIB Group plc	5.750%	2/16/29	EUR	5,000	5,420
Bank of Ireland Group plc	1.000%	11/25/25	EUR	6,271	6,380
Bank of Ireland Group plc	1.875%	6/5/26	EUR	8,000	8,080
Bank of Ireland Group plc	4.875%	7/16/28	EUR	9,000	9,565
Bank of Ireland Group plc	5.000%	7/4/31	EUR	5,000	5,263
Bank of Ireland Group plc	7.594%	12/6/32	GBP	900	1,080
Bank of Ireland Group plc	6.750%	3/1/33	EUR	2,000	2,171
Dell Bank International DAC	0.500%	10/27/26	EUR	6,500	6,172
ESB Finance DAC	2.125%	6/8/27	EUR	3,170	3,138
ESB Finance DAC	1.875%	6/14/31	EUR	6,263	5,694
ESB Finance DAC	4.000%	5/3/32	EUR	1,500	1,562
ESB Finance DAC	2.125%	11/5/33	EUR	2,671	2,365
ESB Finance DAC	3.750%	1/25/43	EUR	1,000	906
Freshwater Finance plc	4.607%	10/17/36	GBP	1,517	1,457
GAS Networks Ireland	1.375%	12/5/26	EUR	1,272	1,249
Kerry Group Financial Services Unltd Co.	2.375%	9/10/25	EUR	5,361	5,541
PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	3,463	3,364
Ryanair DAC	2.875%	9/15/25	EUR	9,828	10,163
Smurfit Kappa Acquisitions ULC	2.875%	1/15/26	EUR	2,214	2,269
Smurfit Kappa Treasury ULC	1.500%	9/15/27	EUR	6,500	6,201
Smurfit Kappa Treasury ULC	1.000%	9/22/33	EUR	5,429	4,167
					114,164
Italy (0.7%)
2i Rete Gas SpA	3.000%	7/16/24	EUR	3,092	3,238
2i Rete Gas SpA	1.750%	8/28/26	EUR	300	297
2i Rete Gas SpA	1.608%	10/31/27	EUR	3,266	3,133
2i Rete Gas SpA	0.579%	1/29/31	EUR	5,800	4,661
A2A SpA	0.625%	7/15/31	EUR	2,000	1,560
A2A SpA	0.625%	10/28/32	EUR	1,998	1,479
A2A SpA	1.000%	11/2/33	EUR	2,000	1,461
A2A SpA	4.375%	2/3/34	EUR	2,000	1,995
ACEA SpA	1.000%	10/24/26	EUR	3,058	2,960
ACEA SpA	1.500%	6/8/27	EUR	12,881	12,385
ACEA SpA	0.500%	4/6/29	EUR	6,896	5,983
ACEA SpA	0.250%	7/28/30	EUR	4,007	3,240
Aeroporti di Roma SpA	1.625%	6/8/27	EUR	2,040	2,007
Aeroporti di Roma SpA	1.750%	7/30/31	EUR	1,900	1,601
AMCO - Asset Management Co. SpA	1.375%	1/27/25	EUR	1,509	1,535
AMCO - Asset Management Co. SpA	2.250%	7/17/27	EUR	8,958	8,640
AMCO - Asset Management Co. SpA	0.750%	4/20/28	EUR	7,448	6,556
Assicurazioni Generali SpA	5.125%	9/16/24	EUR	1,636	1,744
Assicurazioni Generali SpA	2.124%	10/1/30	EUR	2,300	1,942
Assicurazioni Generali SpA	2.429%	7/14/31	EUR	2,000	1,665
Assicurazioni Generali SpA	1.713%	6/30/32	EUR	2,300	1,749
Assicurazioni Generali SpA	5.800%	7/6/32	EUR	3,000	3,153
Assicurazioni Generali SpA	5.500%	10/27/47	EUR	7,669	8,034
Assicurazioni Generali SpA	6.269%	Perpetual	GBP	4,050	4,744
ASTM SpA	1.625%	2/8/28	EUR	3,729	3,533
ASTM SpA	1.500%	1/25/30	EUR	8,700	7,373
ASTM SpA	2.375%	11/25/33	EUR	2,800	2,211
Autostrade per l'Italia SpA	1.750%	2/1/27	EUR	2,359	2,293
Autostrade per l'Italia SpA	2.000%	12/4/28	EUR	4,000	3,688
Autostrade per l'Italia SpA	1.875%	9/26/29	EUR	4,000	3,553
Autostrade per l'Italia SpA	2.000%	1/15/30	EUR	4,000	3,516
Autostrade per l'Italia SpA	2.250%	1/25/32	EUR	8,000	6,714
Banca Monte dei Paschi di Siena SpA	2.125%	11/26/25	EUR	4,539	4,607
Banco BPM SpA	1.000%	1/23/25	EUR	7,631	7,769
Banco BPM SpA	3.750%	6/27/28	EUR	6,000	6,301
39

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Coca-Cola HBC Finance BV	1.875%	11/11/24	EUR	100	103
Credit Agricole Italia SpA	0.625%	1/13/26	EUR	8,800	8,683
Credit Agricole Italia SpA	1.000%	3/25/27	EUR	7,600	7,340
Credit Agricole Italia SpA	0.250%	1/17/28	EUR	2,500	2,287
Credit Agricole Italia SpA	1.625%	3/21/29	EUR	1,000	947
Credit Agricole Italia SpA	3.500%	1/15/30	EUR	17,100	17,633
Credit Agricole Italia SpA	1.750%	1/15/38	EUR	2,500	1,913
Credit Agricole Italia SpA	1.000%	1/17/45	EUR	400	225
Enel Finance International NV	1.966%	1/27/25	EUR	13,514	13,922
Enel Finance International NV	1.375%	6/1/26	EUR	19,114	18,848
Enel Finance International NV	0.375%	6/17/27	EUR	4,308	3,991
Enel Finance International NV	1.000%	10/20/27	GBP	3,901	3,973
Enel Finance International NV	2.875%	4/11/29	GBP	3,700	3,844
Enel Finance International NV	0.375%	5/28/29	EUR	9,000	7,736
Enel Finance International NV	0.500%	6/17/30	EUR	9,800	8,069
Enel Finance International NV	0.875%	9/28/34	EUR	1,900	1,368
Enel Finance International NV	1.125%	10/17/34	EUR	2,653	1,940
Enel Finance International NV	1.250%	1/17/35	EUR	3,000	2,233
Enel Finance International NV	0.875%	6/17/36	EUR	2,214	1,470
Enel Finance International NV	5.750%	9/14/40	GBP	5,410	6,000
Enel SpA	5.625%	6/21/27	EUR	1,536	1,712
Enel SpA	5.750%	6/22/37	GBP	1,545	1,750
Enel SpA	1.375%	Perpetual	EUR	7,448	6,459
Enel SpA	1.875%	Perpetual	EUR	3,000	2,287
Enel SpA	2.250%	Perpetual	EUR	8,977	8,246
Enel SpA	3.375%	Perpetual	EUR	6,180	6,010
Enel SpA	3.500%	Perpetual	EUR	10,614	10,836
Eni SpA	3.750%	9/12/25	EUR	3,321	3,500
Eni SpA	1.500%	2/2/26	EUR	2,169	2,167
Eni SpA	1.250%	5/18/26	EUR	2,667	2,631
Eni SpA	1.500%	1/17/27	EUR	2,543	2,493
Eni SpA	1.625%	5/17/28	EUR	2,574	2,461
Eni SpA	0.375%	6/14/28	EUR	10,982	9,852
Eni SpA	1.125%	9/19/28	EUR	2,817	2,617
Eni SpA	3.625%	1/29/29	EUR	2,600	2,684
Eni SpA	0.625%	1/23/30	EUR	8,911	7,596
Eni SpA	2.000%	5/18/31	EUR	7,000	6,326
Eni SpA	1.000%	10/11/34	EUR	3,092	2,276
Eni SpA	2.000%	Perpetual	EUR	2,500	2,263
Eni SpA	2.625%	Perpetual	EUR	4,090	4,023
Eni SpA	2.750%	Perpetual	EUR	3,724	3,080
Eni SpA	3.375%	Perpetual	EUR	5,563	4,913
Ferrovie dello Stato Italiane SpA	1.500%	6/27/25	EUR	13,000	13,174
Ferrovie dello Stato Italiane SpA	3.750%	4/14/27	EUR	10,000	10,402
Ferrovie dello Stato Italiane SpA	4.500%	5/23/33	EUR	6,000	6,136
Hera SpA	0.875%	10/14/26	EUR	2,543	2,465
Hera SpA	0.875%	7/5/27	EUR	5,087	4,824
Hera SpA	5.200%	1/29/28	EUR	3,092	3,411
Hera SpA	0.250%	12/3/30	EUR	2,100	1,650
Hera SpA	4.250%	4/20/33	EUR	3,400	3,423
Hera SpA	1.000%	4/25/34	EUR	1,509	1,119
Intesa Sanpaolo SpA	0.500%	7/15/24	EUR	2,817	2,906
Intesa Sanpaolo SpA	3.375%	1/24/25	EUR	5,300	5,563
Intesa Sanpaolo SpA	1.250%	2/7/25	EUR	1,272	1,300
Intesa Sanpaolo SpA	1.125%	7/14/25	EUR	2,500	2,525
Intesa Sanpaolo SpA	1.000%	9/25/25	EUR	5,087	5,107
Intesa Sanpaolo SpA	3.250%	2/10/26	EUR	2,000	2,090
Intesa Sanpaolo SpA	0.375%	9/14/26	EUR	5,087	4,897
Intesa Sanpaolo SpA	1.000%	11/19/26	EUR	6,633	6,347
Intesa Sanpaolo SpA	1.125%	10/4/27	EUR	7,017	6,735
Intesa Sanpaolo SpA	5.000%	3/8/28	EUR	2,500	2,630
Intesa Sanpaolo SpA	0.750%	3/16/28	EUR	5,000	4,510
Intesa Sanpaolo SpA	1.750%	3/20/28	EUR	13,409	12,674
Intesa Sanpaolo SpA	3.625%	6/30/28	EUR	6,000	6,277
Intesa Sanpaolo SpA	1.750%	7/4/29	EUR	4,539	4,083
Intesa Sanpaolo SpA	1.250%	1/15/30	EUR	400	364
Intesa Sanpaolo SpA	2.500%	1/15/30	GBP	4,545	4,293
40

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Intesa Sanpaolo SpA	4.875%	5/19/30	EUR	5,000	5,238
Intesa Sanpaolo SpA	1.350%	2/24/31	EUR	13,250	10,458
Intesa Sanpaolo SpA	5.625%	3/8/33	EUR	2,000	2,072
Intesa Sanpaolo SpA	2.625%	3/11/36	GBP	3,724	2,877
Iren SpA	0.875%	11/4/24	EUR	2,323	2,375
Iren SpA	1.950%	9/19/25	EUR	3,092	3,139
Italgas SpA	0.875%	4/24/30	EUR	5,092	4,317
Mediobanca Banca di Credito Finanziario SpA	1.125%	7/15/25	EUR	3,541	3,551
Mediobanca Banca di Credito Finanziario SpA	1.375%	11/10/25	EUR	5,525	5,564
Mediobanca Banca di Credito Finanziario SpA	0.875%	1/15/26	EUR	8,179	8,044
Mediobanca Banca di Credito Finanziario SpA	0.750%	11/2/28	EUR	5,000	4,516
Mediobanca Banca di Credito Finanziario SpA	1.250%	11/24/29	EUR	1,326	1,210
Snam SpA	0.875%	10/25/26	EUR	10,085	9,721
Snam SpA	0.750%	6/20/29	EUR	8,400	7,310
Snam SpA	0.750%	6/17/30	EUR	2,500	2,090
Snam SpA	0.625%	6/30/31	EUR	5,000	3,989
Snam SpA	1.000%	9/12/34	EUR	4,090	2,973
Terna - Rete Elettrica Nazionale	1.375%	7/26/27	EUR	4,944	4,773
Terna - Rete Elettrica Nazionale	1.000%	10/11/28	EUR	6,798	6,271
Terna - Rete Elettrica Nazionale	3.625%	4/21/29	EUR	2,000	2,054
UniCredit SpA	1.250%	6/16/26	EUR	8,944	8,977
UniCredit SpA	0.375%	10/31/26	EUR	9,753	9,351
UniCredit SpA	3.375%	1/31/27	EUR	12,500	13,094
UniCredit SpA	2.200%	7/22/27	EUR	12,535	12,355
UniCredit SpA	0.925%	1/18/28	EUR	13,000	12,315
UniCredit SpA	4.450%	2/16/29	EUR	8,000	8,234
UniCredit SpA	0.850%	1/19/31	EUR	11,986	9,674
					631,474
Japan (0.5%)
Asahi Group Holdings Ltd.	0.280%	3/6/26	JPY	400,000	2,633
Asahi Group Holdings Ltd.	0.336%	4/19/27	EUR	2,500	2,333
Asahi Group Holdings Ltd.	0.290%	6/1/27	JPY	100,000	654
Asahi Group Holdings Ltd.	0.541%	10/23/28	EUR	4,750	4,243
Astellas Pharma, Inc.	0.519%	8/31/28	JPY	200,000	1,307
Bridgestone Corp.	0.295%	4/21/27	JPY	300,000	1,969
Central Nippon Expressway Co. Ltd.	0.070%	7/10/25	JPY	100,000	658
Central Nippon Expressway Co. Ltd.	0.070%	10/21/25	JPY	300,000	1,970
Central Nippon Expressway Co. Ltd.	0.060%	3/18/26	JPY	300,000	1,966
Central Nippon Expressway Co. Ltd.	0.050%	7/27/26	JPY	420,000	2,748
Central Nippon Expressway Co. Ltd.	0.040%	9/17/26	JPY	300,000	1,958
Central Nippon Expressway Co. Ltd.	0.125%	3/18/27	JPY	300,000	1,956
Central Nippon Expressway Co. Ltd.	0.514%	2/21/28	JPY	200,000	1,315
Central Nippon Expressway Co. Ltd.	0.385%	5/18/28	JPY	400,000	2,611
Central Nippon Expressway Co. Ltd.	0.439%	8/17/28	JPY	500,000	3,266
Central Nippon Expresswy Central Nippon Expresswy	0.463%	9/14/28	JPY	500,000	3,267
Chugoku Electric Power Co. Inc.	0.920%	5/25/33	JPY	200,000	1,256
Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	100,000	600
Denso Corp.	0.315%	3/17/28	JPY	300,000	1,954
East Japan Railway Co.	1.162%	9/15/28	GBP	6,119	6,118
East Japan Railway Co.	3.245%	9/8/30	EUR	5,000	5,042
East Japan Railway Co.	4.875%	6/14/34	GBP	2,800	3,164
East Japan Railway Co.	1.104%	9/15/39	EUR	5,214	3,356
East Japan Railway Co.	4.110%	2/22/43	EUR	8,500	8,251
East Nippon Expressway Co. Ltd.	0.121%	4/28/25	JPY	100,000	659
East Nippon Expressway Co. Ltd.	0.070%	6/20/25	JPY	670,000	4,407
East Nippon Expressway Co. Ltd.	0.230%	6/18/27	JPY	400,000	2,612
East Nippon Expressway Co. Ltd.	0.140%	7/31/29	JPY	670,000	4,269
East Nippon Expressway Co. Ltd.	0.220%	1/31/30	JPY	230,000	1,463
East Nippon Expressway Co. Ltd.	0.230%	4/23/31	JPY	300,000	1,877
East Nippon Expressway Co. Ltd.	0.140%	7/15/31	JPY	90,000	557
ENEOS Holdings Inc.	0.834%	6/15/32	JPY	200,000	1,262
Fast Retailing Co. Ltd.	0.749%	12/18/25	JPY	200,000	1,329
Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	600,000	3,901
FUJIFILM Holdings Corp.	0.195%	4/20/27	JPY	200,000	1,303
Hikari Tsushin Inc.	1.790%	3/23/33	JPY	200,000	1,231
Hitachi Ltd.	0.290%	3/12/30	JPY	100,000	632
JT International Financial Services BV	1.000%	11/26/29	EUR	5,745	5,035
41

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
JT International Financial Services BV	2.750%	9/28/33	GBP	2,599	2,326
JT International Financial Services BV	2.375%	4/7/81	EUR	5,087	4,924
Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	289,000	1,895
Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	125,000	819
Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	359,000	2,342
Kansai Electric Power Co. Inc.	0.440%	12/20/30	JPY	327,000	2,044
Kansai Electric Power Co. Inc.	0.370%	9/19/31	JPY	187,000	1,145
Kirin Holdings Co. Ltd.	0.090%	6/3/26	JPY	200,000	1,307
Kubota Corp.	0.300%	6/2/27	JPY	400,000	2,608
Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	91,000	585
Kyushu Electric Power Co. Inc.	0.340%	4/25/31	JPY	100,000	617
Mitsubishi Corp.	1.518%	6/25/32	JPY	200,000	1,364
Mitsubishi HC Capital Inc.	0.330%	1/31/29	JPY	1,100,000	7,035
Mitsubishi Heavy Industries Ltd.	0.270%	9/1/31	JPY	400,000	2,472
Mitsubishi UFJ Financial Group Inc.	0.535%	4/28/26	JPY	100,000	654
Mitsubishi UFJ Financial Group Inc.	0.770%	3/5/27	JPY	500,000	3,294
Mitsubishi UFJ Financial Group Inc.	0.250%	11/4/27	JPY	100,000	647
Mitsubishi UFJ Financial Group Inc.	0.535%	5/31/28	JPY	100,000	642
Mitsubishi UFJ Financial Group Inc.	1.029%	3/7/29	JPY	400,000	2,626
Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	8,179	7,303
Mitsui Fudosan Co. Ltd.	0.810%	6/6/33	JPY	400,000	2,521
Mitsui Fudosan Co. Ltd.	1.057%	9/12/33	JPY	200,000	1,286
Mizuho Financial Group Inc.	0.184%	4/13/26	EUR	4,600	4,431
Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	134,000	875
Mizuho Financial Group Inc.	5.628%	6/13/28	GBP	2,000	2,391
Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	2,543	2,125
Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	5,087	4,267
Mizuho Financial Group Inc.	0.895%	6/24/30	JPY	100,000	635
Mizuho Financial Group Inc.	0.693%	10/7/30	EUR	18,700	15,294
Mizuho Financial Group Inc.	4.029%	9/5/32	EUR	3,000	3,027
Mizuho Financial Group Inc.	1.015%	7/13/33	JPY	500,000	3,243
Mizuho Financial Group Inc.	1.412%	7/13/33	JPY	500,000	3,206
MUFG Bank Ltd.	1.950%	11/12/25	JPY	100,000	675
Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	3,047	2,903
NTT Finance Corp.	0.010%	3/3/25	EUR	7,580	7,615
NTT Finance Corp.	0.180%	12/19/25	JPY	1,000,000	6,572
NTT Finance Corp.	0.280%	12/20/27	JPY	100,000	652
NTT Finance Corp.	0.399%	12/13/28	EUR	10,600	9,471
NTT Finance Corp.	0.342%	3/3/30	EUR	4,490	3,805
NTT Finance Corp.	0.648%	6/20/30	JPY	200,000	1,292
NTT Finance Corp.	0.380%	9/20/30	JPY	3,100,000	19,569
NTT Finance Corp.	0.270%	9/19/31	JPY	200,000	1,233
NTT Finance Corp.	0.838%	6/20/33	JPY	700,000	4,432
ORIX Corp.	4.477%	6/1/28	EUR	3,500	3,714
Panasonic Holdings Corp.	0.934%	3/19/25	JPY	500,000	3,327
Panasonic Holdings Corp.	0.470%	9/18/26	JPY	800,000	5,267
Panasonic Holdings Corp.	0.709%	9/14/28	JPY	500,000	3,275
Panasonic Holdings Corp.	1.342%	9/14/33	JPY	400,000	2,573
Sompo Japan Insurance Inc.	0.425%	10/14/27	JPY	200,000	1,305
Sompo Japan Insurance Inc.	2.500%	2/13/83	JPY	200,000	1,320
Sumitomo Electric Industries Ltd.	0.809%	7/13/33	JPY	200,000	1,262
Sumitomo Mitsui Banking Corp.	0.010%	9/10/25	EUR	10,567	10,374
Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	5,087	4,882
Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	3,541	3,037
Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	5,745	5,692
Sumitomo Mitsui Financial Group Inc.	0.750%	6/8/29	JPY	300,000	1,945
Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	5,635	4,763
Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/27	EUR	9,232	8,369
Suntory Holdings Ltd.	0.300%	6/8/27	JPY	100,000	655
Suntory Holdings Ltd.	0.800%	5/25/33	JPY	100,000	632
Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	4,419	4,446
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	16,014	15,670
Takeda Pharmaceutical Co. Ltd.	0.400%	10/14/31	JPY	900,000	5,500
Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	EUR	2,500	2,084
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	EUR	4,364	3,190
Toyota Motor Corp.	0.735%	6/1/33	JPY	300,000	1,896
Toyota Motor Finance Netherlands BV	0.000%	10/27/25	EUR	3,724	3,646
42

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Toyota Motor Finance Netherlands BV	3.375%	1/13/26	EUR	5,000	5,223
West Nippon Expressway Co. Ltd.	0.116%	5/23/25	JPY	500,000	3,293
West Nippon Expressway Co. Ltd.	0.070%	6/20/25	JPY	100,000	658
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	560,000	3,679
West Nippon Expressway Co. Ltd.	0.175%	8/28/26	JPY	1,260,000	8,262
West Nippon Expressway Co. Ltd.	0.040%	9/18/26	JPY	100,000	653
West Nippon Expressway Co. Ltd.	0.200%	10/19/26	JPY	100,000	656
West Nippon Expressway Co. Ltd.	0.100%	12/18/26	JPY	100,000	653
West Nippon Expressway Co. Ltd.	0.105%	3/19/27	JPY	500,000	3,260
West Nippon Expressway Co. Ltd.	0.225%	6/18/27	JPY	100,000	654
West Nippon Expressway Co. Ltd.	0.315%	9/17/27	JPY	200,000	1,309
West Nippon Expressway Co. Ltd.	0.390%	5/25/28	JPY	500,000	3,265
West Nippon Expressway Co. Ltd.	0.369%	7/27/28	JPY	1,000,000	6,514
West Nippon Expressway Co. Ltd.	0.484%	8/31/28	JPY	400,000	2,617
					382,821
Luxembourg (0.2%)
Acef Holding SCA	0.750%	6/14/28	EUR	1,107	947
Acef Holding SCA	1.250%	4/26/30	EUR	4,914	3,909
ArcelorMittal SA	1.750%	11/19/25	EUR	4,814	4,848
AXA Logistics Europe Master SCA	0.375%	11/15/26	EUR	3,000	2,781
AXA Logistics Europe Master SCA	0.875%	11/15/29	EUR	800	663
Bevco Lux Sarl	1.000%	1/16/30	EUR	3,214	2,638
Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	EUR	3,529	3,233
Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	EUR	4,840	4,277
Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	GBP	2,800	2,645
Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	EUR	3,500	3,111
Blackstone Property Partners Europe Holdings Sarl	4.875%	4/29/32	GBP	2,800	2,631
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.500%	1/27/28	EUR	4,000	3,399
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.900%	10/12/29	EUR	1,400	1,091
Czech Gas Networks Investments Sarl	0.450%	9/8/29	EUR	2,100	1,705
Czech Gas Networks Investments Sarl	0.875%	3/31/31	EUR	1,000	773
Eurofins Scientific SE	3.750%	7/17/26	EUR	5,600	5,867
Eurofins Scientific SE	4.000%	7/6/29	EUR	5,843	5,916
JAB Holdings BV	1.750%	6/25/26	EUR	7,100	7,066
JAB Holdings BV	2.500%	4/17/27	EUR	2,500	2,503
JAB Holdings BV	1.000%	12/20/27	EUR	3,000	2,799
JAB Holdings BV	2.500%	6/25/29	EUR	14,400	13,938
JAB Holdings BV	2.250%	12/19/39	EUR	7,900	5,500
Logicor Financing Sarl	2.250%	5/13/25	EUR	1,601	1,607
Logicor Financing Sarl	1.625%	7/15/27	EUR	5,087	4,565
Logicor Financing Sarl	3.250%	11/13/28	EUR	5,980	5,456
Logicor Financing Sarl	0.875%	1/14/31	EUR	3,914	2,787
P3 Group Sarl	0.875%	1/26/26	EUR	3,700	3,488
P3 Group Sarl	1.625%	1/26/29	EUR	900	753
Prologis International Funding II SA	1.750%	3/15/28	EUR	6,125	5,817
Prologis International Funding II SA	0.875%	7/9/29	EUR	3,042	2,598
Prologis International Funding II SA	3.625%	3/7/30	EUR	2,500	2,433
Prologis International Funding II SA	3.125%	6/1/31	EUR	3,000	2,778
Prologis International Funding II SA	1.625%	6/17/32	EUR	2,819	2,248
SELP Finance Sarl	1.500%	12/20/26	EUR	7,448	7,093
SELP Finance Sarl	0.875%	5/27/29	EUR	1,000	834
SES SA	0.875%	11/4/27	EUR	1,590	1,458
SES SA	2.000%	7/2/28	EUR	1,900	1,765
					127,920
Mexico (0.0%)
America Movil SAB de CV	5.000%	10/27/26	GBP	3,161	3,775
America Movil SAB de CV	0.750%	6/26/27	EUR	2,159	2,046
America Movil SAB de CV	2.125%	3/10/28	EUR	2,599	2,546
America Movil SAB de CV	5.750%	6/28/30	GBP	2,990	3,626
America Movil SAB de CV	4.948%	7/22/33	GBP	900	1,017
America Movil SAB de CV	4.375%	8/7/41	GBP	3,096	3,029
					16,039
Netherlands (1.1%)
ABN AMRO Bank NV	1.250%	5/28/25	EUR	16,700	16,878
ABN AMRO Bank NV	0.875%	1/14/26	EUR	10,500	10,473
ABN AMRO Bank NV	2.375%	6/1/27	EUR	6,000	5,933
43

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ABN AMRO Bank NV	4.000%	1/16/28	EUR	5,000	5,201
ABN AMRO Bank NV	5.125%	2/22/28	GBP	7,500	8,758
ABN AMRO Bank NV	4.375%	10/20/28	EUR	9,000	9,445
ABN AMRO Bank NV	4.250%	2/21/30	EUR	5,000	5,180
ABN AMRO Bank NV	1.500%	9/30/30	EUR	11,107	10,293
ABN AMRO Bank NV	1.000%	4/13/31	EUR	4,000	3,530
ABN AMRO Bank NV	3.000%	6/1/32	EUR	900	855
ABN AMRO Bank NV	5.125%	2/22/33	EUR	5,000	5,180
ABN AMRO Bank NV	1.000%	6/2/33	EUR	5,000	3,979
ABN AMRO Bank NV	1.375%	1/10/34	EUR	7,300	6,189
ABN AMRO Bank NV	4.500%	11/21/34	EUR	12,000	12,381
ABN AMRO Bank NV	0.375%	1/14/35	EUR	20,400	14,915
ABN AMRO Bank NV	1.375%	1/12/37	EUR	11,100	8,697
ABN AMRO Bank NV	1.450%	4/12/38	EUR	1,800	1,382
ABN AMRO Bank NV	1.125%	4/23/39	EUR	2,500	1,760
ABN AMRO Bank NV	0.400%	9/17/41	EUR	10,000	5,718
Aegon Bank NV	0.375%	11/21/56	EUR	5,000	5,092
Aegon Bank NV	0.750%	6/27/59	EUR	1,200	1,147
Akzo Nobel NV	1.750%	11/7/24	EUR	1,875	1,939
Akzo Nobel NV	1.125%	4/8/26	EUR	2,050	2,036
Akzo Nobel NV	1.500%	3/28/28	EUR	4,000	3,822
Akzo Nobel NV	1.625%	4/14/30	EUR	4,600	4,144
Alliander NV	0.375%	6/10/30	EUR	6,316	5,367
ASML Holding NV	1.375%	7/7/26	EUR	13,525	13,512
ASML Holding NV	1.625%	5/28/27	EUR	667	659
ASML Holding NV	0.625%	5/7/29	EUR	2,214	1,984
ASR Nederland NV	7.000%	12/7/43	EUR	2,300	2,485
ASR Nederland NV	5.125%	9/29/45	EUR	3,545	3,706
ASR Nederland NV	3.375%	5/2/49	EUR	3,862	3,552
ASR Nederland NV	5.000%	Perpetual	EUR	3,000	3,141
Athora Netherlands NV	2.250%	7/15/31	EUR	3,962	3,532
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	11,248	11,962
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	2,971	2,976
Cooperatieve Rabobank UA	0.625%	4/26/26	EUR	7,000	6,904
Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	300	184
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	3,530	4,015
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	2,254	2,216
Cooperatieve Rabobank UA	0.000%	6/21/27	EUR	22,500	21,091
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	7,967	9,317
Cooperatieve Rabobank UA	0.375%	12/1/27	EUR	23,100	21,707
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	16,600	15,818
Cooperatieve Rabobank UA	1.875%	7/12/28	GBP	8,500	8,962
Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	5,000	4,646
Cooperatieve Rabobank UA	4.233%	4/25/29	EUR	13,000	13,622
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	3,812	4,163
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	3,642	4,262
Cooperatieve Rabobank UA	4.000%	1/10/30	EUR	6,000	6,217
Cooperatieve Rabobank UA	0.750%	3/2/32	EUR	3,000	2,524
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	3,800	3,316
Cooperatieve Rabobank UA	7.074%	10/26/32	AUD	2,700	1,718
Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	3,400	2,645
Cooperatieve Rabobank UA	0.750%	6/21/39	EUR	6,000	4,010
Cooperatieve Rabobank UA	0.010%	11/27/40	EUR	1,400	764
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	484	565
CTP NV	2.125%	10/1/25	EUR	300	294
CTP NV	0.875%	1/20/26	EUR	1,200	1,128
CTP NV	0.625%	9/27/26	EUR	543	488
CTP NV	0.750%	2/18/27	EUR	5,214	4,578
CTP NV	1.250%	6/21/29	EUR	3,200	2,509
CTP NV	1.500%	9/27/31	EUR	1,904	1,376
de Volksbank NV	0.500%	1/30/26	EUR	3,700	3,652
de Volksbank NV	2.375%	5/4/27	EUR	9,300	9,162
de Volksbank NV	0.750%	5/18/27	EUR	2,500	2,409
de Volksbank NV	0.375%	3/3/28	EUR	3,700	3,218
de Volksbank NV	1.750%	10/22/30	EUR	2,800	2,722
de Volksbank NV	0.750%	10/24/31	EUR	2,543	2,155
DSM BV	1.000%	4/9/25	EUR	1,656	1,678
44

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
DSM BV	0.750%	9/28/26	EUR	9,400	9,178
DSM BV	0.250%	6/23/28	EUR	7,000	6,342
DSM BV	0.625%	6/23/32	EUR	7,500	5,995
Enexis Holding NV	0.875%	4/28/26	EUR	6,000	5,923
Enexis Holding NV	0.750%	7/2/31	EUR	2,000	1,694
Enexis Holding NV	3.625%	6/12/34	EUR	5,000	5,136
Euronext NV	1.125%	6/12/29	EUR	5,300	4,855
Euronext NV	1.500%	5/17/41	EUR	2,800	1,899
EXOR NV	1.750%	1/18/28	EUR	2,708	2,616
EXOR NV	2.250%	4/29/30	EUR	5,053	4,653
Heineken NV	1.500%	12/7/24	EUR	2,599	2,673
Heineken NV	1.625%	3/30/25	EUR	4,090	4,188
Heineken NV	2.875%	8/4/25	EUR	3,037	3,164
Heineken NV	1.375%	1/29/27	EUR	5,142	5,055
Heineken NV	1.500%	10/3/29	EUR	400	370
Heineken NV	2.250%	3/30/30	EUR	7,631	7,322
Heineken NV	3.875%	9/23/30	EUR	7,500	7,889
Heineken NV	1.750%	5/7/40	EUR	4,471	3,310
IMCD NV	4.875%	9/18/28	EUR	4,000	4,203
ING Bank NV	3.000%	2/15/26	EUR	5,000	5,221
ING Bank NV	0.875%	4/11/28	EUR	7,900	7,477
ING Bank NV	2.500%	2/21/30	EUR	30,000	29,932
ING Bank NV	0.125%	12/8/32	EUR	15,700	12,617
ING Groep NV	2.125%	1/10/26	EUR	2,900	2,947
ING Groep NV	3.000%	2/18/26	GBP	5,400	6,139
ING Groep NV	1.250%	2/16/27	EUR	23,000	22,618
ING Groep NV	0.375%	9/29/28	EUR	32,700	29,545
ING Groep NV	0.250%	2/18/29	EUR	14,800	13,017
ING Groep NV	0.250%	2/1/30	EUR	2,500	2,105
ING Groep NV	2.000%	3/22/30	EUR	3,000	3,009
ING Groep NV	1.000%	11/13/30	EUR	5,000	4,809
ING Groep NV	0.875%	11/29/30	EUR	3,000	2,546
ING Groep NV	1.750%	2/16/31	EUR	4,500	4,004
ING Groep NV	2.125%	5/26/31	EUR	7,000	6,841
ING Groep NV	1.000%	11/16/32	EUR	5,000	4,429
ING Groep NV	6.250%	5/20/33	GBP	1,500	1,730
ING Groep NV	4.125%	8/24/33	EUR	2,000	1,998
ING Groep NV	5.250%	11/14/33	EUR	2,000	2,170
JDE Peet's NV	0.000%	1/16/26	EUR	6,000	5,786
JDE Peet's NV	0.625%	2/9/28	EUR	7,700	6,993
JDE Peet's NV	0.500%	1/16/29	EUR	7,500	6,500
JDE Peet's NV	1.125%	6/16/33	EUR	3,000	2,323
Koninklijke Ahold Delhaize NV	1.125%	3/19/26	EUR	100	100
Koninklijke KPN NV	0.625%	4/9/25	EUR	5,000	5,039
Koninklijke KPN NV	5.000%	11/18/26	GBP	2,500	2,979
Koninklijke KPN NV	5.750%	9/17/29	GBP	1,771	2,108
Koninklijke KPN NV	3.875%	7/3/31	EUR	2,500	2,574
Koninklijke KPN NV	0.875%	12/14/32	EUR	8,700	6,866
Koninklijke Philips NV	0.500%	5/22/26	EUR	1,100	1,063
Koninklijke Philips NV	1.375%	5/2/28	EUR	3,925	3,664
Koninklijke Philips NV	2.000%	3/30/30	EUR	5,087	4,615
LeasePlan Corp. NV	3.500%	4/9/25	EUR	3,724	3,900
LeasePlan Corp. NV	2.125%	5/6/25	EUR	4,600	4,722
LeasePlan Corp. NV	0.250%	2/23/26	EUR	7,109	6,852
LeasePlan Corp. NV	0.250%	9/7/26	EUR	3,500	3,299
Louis Dreyfus Co. Finance BV	1.625%	4/28/28	EUR	2,200	2,060
Nationale-Nederlanden Bank NV	0.375%	2/26/25	EUR	6,700	6,743
Nationale-Nederlanden Bank NV	0.625%	9/11/25	EUR	3,800	3,796
Nationale-Nederlanden Bank NV	0.500%	9/21/28	EUR	2,900	2,568
Nederlandse Gasunie NV	1.000%	5/11/26	EUR	6,403	6,326
Nederlandse Gasunie NV	0.375%	10/3/31	EUR	1,545	1,242
NIBC Bank NV	0.875%	7/8/25	EUR	6,800	6,761
NIBC Bank NV	0.625%	6/1/26	EUR	5,900	5,782
NIBC Bank NV	0.250%	9/9/26	EUR	9,000	8,361
NIBC Bank NV	0.500%	3/19/27	EUR	7,700	7,372
NIBC Bank NV	1.000%	9/11/28	EUR	2,500	2,344
NIBC Bank NV	0.010%	10/15/29	EUR	5,000	4,285
45

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
NIBC Bank NV	0.125%	4/21/31	EUR	19,700	16,068
NN Group NV	1.625%	6/1/27	EUR	230	225
NN Group NV	5.250%	3/1/43	EUR	2,000	1,963
NN Group NV	6.000%	11/3/43	EUR	1,500	1,534
NN Group NV	4.625%	1/13/48	EUR	4,809	4,822
NN Group NV	4.500%	Perpetual	EUR	5,700	5,841
PostNL NV	1.000%	11/21/24	EUR	943	963
PostNL NV	0.625%	9/23/26	EUR	2,543	2,440
Royal Schiphol Group NV	2.000%	4/6/29	EUR	18,454	17,640
Shell International Finance BV	0.375%	2/15/25	EUR	12,052	12,178
Shell International Finance BV	1.625%	1/20/27	EUR	12,506	12,285
Shell International Finance BV	1.250%	5/12/28	EUR	3,678	3,484
Shell International Finance BV	0.750%	8/15/28	EUR	5,087	4,674
Shell International Finance BV	1.000%	12/10/30	GBP	1,729	1,560
Shell International Finance BV	1.875%	4/7/32	EUR	7,587	6,785
Shell International Finance BV	0.875%	11/8/39	EUR	6,032	3,768
Shell International Finance BV	1.750%	9/10/52	GBP	2,543	1,312
Stedin Holding NV	0.875%	10/24/25	EUR	4,050	4,030
Stedin Holding NV	0.500%	11/14/29	EUR	2,543	2,187
Stedin Holding NV	2.375%	6/3/30	EUR	2,500	2,378
TenneT Holding BV	1.000%	6/13/26	EUR	100	100
TenneT Holding BV	1.625%	11/17/26	EUR	7,200	7,294
TenneT Holding BV	1.375%	6/5/28	EUR	6,835	6,679
TenneT Holding BV	3.875%	10/28/28	EUR	3,600	3,855
TenneT Holding BV	1.375%	6/26/29	EUR	5,374	5,179
TenneT Holding BV	2.125%	11/17/29	EUR	7,000	6,955
TenneT Holding BV	0.875%	6/3/30	EUR	2,000	1,855
TenneT Holding BV	0.500%	6/9/31	EUR	6,000	5,353
TenneT Holding BV	0.125%	11/30/32	EUR	500	438
TenneT Holding BV	1.250%	10/24/33	EUR	778	682
TenneT Holding BV	4.500%	10/28/34	EUR	1,900	2,106
TenneT Holding BV	0.875%	6/16/35	EUR	13,900	11,751
TenneT Holding BV	1.875%	6/13/36	EUR	1,263	1,110
TenneT Holding BV	1.500%	6/3/39	EUR	13,468	11,658
TenneT Holding BV	0.500%	11/30/40	EUR	6,084	4,595
TenneT Holding BV	1.125%	6/9/41	EUR	3,200	2,494
TenneT Holding BV	2.750%	5/17/42	EUR	11,300	10,255
TenneT Holding BV	4.750%	10/28/42	EUR	1,950	2,144
Universal Music Group NV	3.000%	6/30/27	EUR	4,300	4,403
Universal Music Group NV	4.000%	6/13/31	EUR	3,000	3,083
Vesteda Finance BV	1.500%	5/24/27	EUR	2,094	2,013
Vesteda Finance BV	0.750%	10/18/31	EUR	2,214	1,740
VIA Outlets BV	1.750%	11/15/28	EUR	2,000	1,759
Wolters Kluwer NV	0.750%	7/3/30	EUR	1,500	1,288
					963,406
New Zealand (0.1%)
ANZ New Zealand Int'l Ltd.	0.200%	9/23/27	EUR	13,124	11,957
ASB Bank Ltd.	0.750%	10/9/25	EUR	2,543	2,535
ASB Bank Ltd.	0.250%	5/21/31	EUR	30,301	24,492
Bank of New Zealand	2.552%	6/29/27	EUR	17,456	17,680
Chorus Ltd.	3.625%	9/7/29	EUR	2,000	2,038
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	683	696
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	100	60
					59,458
Norway (0.4%)
Aker BP ASA	1.125%	5/12/29	EUR	2,800	2,479
Avinor A/S	1.000%	4/29/25	EUR	100	101
DNB Bank ASA	2.625%	6/10/26	GBP	8,700	10,012
DNB Bank ASA	4.000%	8/17/27	GBP	9,000	10,269
DNB Bank ASA	3.125%	9/21/27	EUR	1,500	1,542
DNB Bank ASA	0.375%	1/18/28	EUR	2,800	2,630
DNB Bank ASA	0.250%	2/23/29	EUR	13,000	11,499
DNB Bank ASA	4.000%	3/14/29	EUR	15,000	15,757
DNB Bank ASA	4.625%	2/28/33	EUR	8,000	8,272
DNB Boligkreditt A/S	0.375%	11/20/24	EUR	5,087	5,183
DNB Boligkreditt A/S	0.625%	6/19/25	EUR	100	101
46

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
DNB Boligkreditt A/S	0.625%	1/14/26	EUR	7,631	7,558
DNB Boligkreditt A/S	0.250%	9/7/26	EUR	19,524	18,806
Eika Boligkreditt A/S	0.375%	2/26/25	EUR	778	786
Eika Boligkreditt A/S	0.010%	3/23/28	EUR	15,943	14,476
Eika Boligkreditt AS	3.250%	6/14/33	EUR	2,500	2,523
Equinor ASA	2.875%	9/10/25	EUR	10,384	10,818
Equinor ASA	0.750%	5/22/26	EUR	482	473
Equinor ASA	0.750%	11/9/26	EUR	7,347	7,113
Equinor ASA	1.250%	2/17/27	EUR	10,219	9,954
Equinor ASA	6.125%	11/27/28	GBP	149	186
Equinor ASA	6.875%	3/11/31	GBP	3,673	4,808
Equinor ASA	1.375%	5/22/32	EUR	10,083	8,694
Equinor ASA	1.625%	2/17/35	EUR	2,599	2,125
Equinor ASA	1.625%	11/9/36	EUR	996	784
Equinor ASA	4.250%	4/10/41	GBP	2,657	2,692
Norsk Hydro ASA	1.125%	4/11/25	EUR	558	564
Santander Consumer Bank A/S	0.500%	8/11/25	EUR	4,600	4,553
SpareBank 1 Boligkreditt A/S	0.125%	5/14/26	EUR	5,087	4,923
SpareBank 1 Boligkreditt A/S	0.250%	8/30/26	EUR	21,272	20,471
SpareBank 1 Boligkreditt A/S	1.000%	1/30/29	EUR	5,087	4,705
SpareBank 1 Boligkreditt A/S	0.125%	11/5/29	EUR	5,087	4,357
SpareBank 1 Boligkreditt A/S	1.750%	5/11/32	EUR	15,000	13,497
SpareBank 1 Boligkreditt AS	1.750%	5/25/27	EUR	15,000	14,850
SpareBank 1 SMN	0.010%	2/18/28	EUR	5,053	4,494
Sparebanken Vest Boligkreditt A/S	0.750%	2/27/25	EUR	5,087	5,166
Sparebanken Vest Boligkreditt A/S	0.500%	2/12/26	EUR	26,726	26,340
SR-Boligkreditt A/S	0.750%	10/17/25	EUR	14,075	14,078
Statkraft A/S	1.125%	3/20/25	EUR	7,631	7,756
Statkraft A/S	1.500%	3/26/30	EUR	1,387	1,278
Statnett SF	0.875%	3/8/25	EUR	792	802
Statnett SF	1.250%	4/26/30	EUR	2,023	1,838
Storebrand Livsforsikring A/S	1.875%	9/30/51	EUR	2,804	2,153
Telenor ASA	2.500%	5/22/25	EUR	1,216	1,258
Telenor ASA	0.750%	5/31/26	EUR	8,289	8,111
Telenor ASA	1.125%	5/31/29	EUR	6,836	6,269
Var Energi ASA	5.500%	5/4/29	EUR	5,000	5,344
					312,448
Poland (0.0%)
ORLEN SA	4.750%	7/13/30	EUR	3,420	3,569
Portugal (0.1%)
Banco Santander Totta SA	1.250%	9/26/27	EUR	4,600	4,454
Brisa-Concessao Rodoviaria SA	2.375%	5/10/27	EUR	6,800	6,837
Cia de Seguros Fidelidade SA	4.250%	9/4/31	EUR	1,500	1,358
EDP - Energias de Portugal SA	1.625%	4/15/27	EUR	8,400	8,207
EDP Finance BV	2.000%	4/22/25	EUR	8,189	8,404
EDP Finance BV	1.625%	1/26/26	EUR	9,251	9,278
EDP Finance BV	0.375%	9/16/26	EUR	5,087	4,858
EDP Finance BV	1.500%	11/22/27	EUR	1,477	1,415
Energias de Portugal SA	2.875%	6/1/26	EUR	10,300	10,567
Ren Finance BV	1.750%	1/18/28	EUR	1,354	1,307
					56,685
Romania (0.0%)
NE Property BV	1.875%	10/9/26	EUR	3,092	2,854
NE Property BV	3.375%	7/14/27	EUR	1,107	1,054
NE Property BV	2.000%	1/20/30	EUR	1,000	774
					4,682
Singapore (0.1%)
DBS Group Holdings Ltd.	3.980%	Perpetual	SGD	1,250	907
Oversea-Chinese Banking Corp. Ltd.	0.625%	4/18/25	EUR	5,087	5,135
Temasek Financial I Ltd.	0.500%	11/20/31	EUR	11,171	9,097
Temasek Financial I Ltd.	3.500%	2/15/33	EUR	3,985	4,058
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	3,266	3,736
Temasek Financial I Ltd.	1.250%	11/20/49	EUR	2,556	1,539
United Overseas Bank Ltd.	0.500%	1/16/25	EUR	6,359	6,449
United Overseas Bank Ltd.	0.100%	5/25/29	EUR	14,452	12,517
47

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Overseas Bank Ltd.	3.580%	Perpetual	SGD	1,250	894
					44,332
South Africa (0.0%)
Anglo American Capital plc	1.625%	9/18/25	EUR	150	152
Anglo American Capital plc	1.625%	3/11/26	EUR	3,885	3,879
Anglo American Capital plc	5.000%	3/15/31	EUR	6,000	6,357
					10,388
South Korea (0.0%)
SK Hynix Inc.	4.266%	2/14/28	KRW	4,940,000	3,646
Spain (0.9%)
Abanca Corp. Bancaria SA	0.500%	9/8/27	EUR	1,200	1,100
Abanca Corp. Bancaria SA	5.250%	9/14/28	EUR	2,400	2,488
Abertis Infraestructuras SA	2.500%	2/27/25	EUR	100	104
Abertis Infraestructuras SA	0.625%	7/15/25	EUR	2,000	1,995
Abertis Infraestructuras SA	1.375%	5/20/26	EUR	400	399
Abertis Infraestructuras SA	3.375%	11/27/26	GBP	1,500	1,679
Abertis Infraestructuras SA	1.000%	2/27/27	EUR	700	674
Abertis Infraestructuras SA	2.375%	9/27/27	EUR	3,400	3,373
Abertis Infraestructuras SA	4.125%	1/31/28	EUR	5,000	5,238
Abertis Infraestructuras SA	1.250%	2/7/28	EUR	6,200	5,753
Abertis Infraestructuras SA	2.250%	3/29/29	EUR	8,500	7,986
Abertis Infraestructuras SA	3.000%	3/27/31	EUR	1,800	1,694
Abertis Infraestructuras SA	1.875%	3/26/32	EUR	3,000	2,537
Acciona Energia Financiacion Filiales SA	1.375%	1/26/32	EUR	2,800	2,250
ACS Servicios Comunicaciones y Energia SA	1.875%	4/20/26	EUR	1,900	1,897
Amadeus IT Group SA	2.875%	5/20/27	EUR	1,500	1,530
Amadeus IT Group SA	1.875%	9/24/28	EUR	2,300	2,218
AYT Cedulas Cajas Global FTA	4.750%	5/25/27	EUR	16,400	17,865
AYT Cedulas Cajas X Fondo de Titulizacion de Activos	3.750%	6/30/25	EUR	5,000	5,261
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	3,500	3,701
Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	7,600	7,409
Banco Bilbao Vizcaya Argentaria SA	0.125%	3/24/27	EUR	29,000	27,809
Banco Bilbao Vizcaya Argentaria SA	3.125%	7/17/27	EUR	6,500	6,758
Banco Bilbao Vizcaya Argentaria SA	3.375%	9/20/27	EUR	10,000	10,287
Banco Bilbao Vizcaya Argentaria SA	4.625%	1/13/31	EUR	2,500	2,601
Banco Bilbao Vizcaya Argentaria SA	5.750%	9/15/33	EUR	3,000	3,141
Banco de Sabadell SA	3.500%	8/28/26	EUR	5,000	5,256
Banco de Sabadell SA	1.125%	3/11/27	EUR	8,000	7,811
Banco de Sabadell SA	5.125%	11/10/28	EUR	4,000	4,280
Banco de Sabadell SA	5.000%	6/7/29	EUR	5,000	5,312
Banco Santander SA	1.125%	11/27/24	EUR	7,300	7,492
Banco Santander SA	0.463%	12/5/24	JPY	1,000,000	6,571
Banco Santander SA	1.125%	1/17/25	EUR	2,000	2,037
Banco Santander SA	2.500%	3/18/25	EUR	4,900	5,037
Banco Santander SA	1.000%	4/7/25	EUR	21,900	22,246
Banco Santander SA	1.375%	1/5/26	EUR	3,000	2,983
Banco Santander SA	3.375%	1/11/26	EUR	8,000	8,394
Banco Santander SA	3.750%	1/16/26	EUR	6,000	6,288
Banco Santander SA	1.500%	1/25/26	EUR	13,300	13,395
Banco Santander SA	3.875%	2/6/26	EUR	300	318
Banco Santander SA	3.250%	4/4/26	EUR	4,700	4,804
Banco Santander SA	3.625%	9/27/26	EUR	10,000	10,448
Banco Santander SA	0.300%	10/4/26	EUR	5,000	4,772
Banco Santander SA	0.500%	2/4/27	EUR	2,500	2,334
Banco Santander SA	1.750%	2/17/27	GBP	3,000	3,154
Banco Santander SA	0.500%	3/24/27	EUR	9,200	8,822
Banco Santander SA	4.625%	5/4/27	EUR	8,100	8,847
Banco Santander SA	2.375%	9/8/27	EUR	21,000	21,215
Banco Santander SA	3.875%	1/16/28	EUR	5,000	5,225
Banco Santander SA	2.125%	2/8/28	EUR	1,200	1,141
Banco Santander SA	0.200%	2/11/28	EUR	3,700	3,315
Banco Santander SA	0.310%	6/9/28	CHF	4,335	4,356
Banco Santander SA	1.125%	10/25/28	EUR	2,600	2,435
Banco Santander SA	0.625%	6/24/29	EUR	10,000	8,838
Banco Santander SA	3.375%	1/11/30	EUR	5,000	5,161
48

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banco Santander SA	5.125%	1/25/30	GBP	4,000	4,561
Banco Santander SA	1.625%	10/22/30	EUR	8,000	6,629
Banco Santander SA	0.875%	5/9/31	EUR	5,100	4,355
Banco Santander SA	2.750%	9/8/32	EUR	20,000	19,336
Banco Santander SA	5.750%	8/23/33	EUR	5,000	5,241
Banco Santander SA	2.000%	11/27/34	EUR	5,900	5,140
Bankinter SA	1.000%	2/5/25	EUR	4,200	4,272
Bankinter SA	0.875%	7/8/26	EUR	3,000	2,896
Bankinter SA	0.625%	10/6/27	EUR	1,500	1,376
Bankinter SA	1.250%	2/7/28	EUR	400	383
Bankinter SA	4.375%	5/3/30	EUR	4,000	4,170
CaixaBank SA	4.000%	2/3/25	EUR	6,200	6,551
CaixaBank SA	3.875%	2/17/25	EUR	8,600	9,073
CaixaBank SA	0.625%	3/27/25	EUR	9,100	9,187
CaixaBank SA	1.000%	9/25/25	EUR	5,700	5,717
CaixaBank SA	1.125%	3/27/26	EUR	5,000	4,919
CaixaBank SA	1.625%	4/13/26	EUR	6,000	6,069
CaixaBank SA	1.375%	6/19/26	EUR	2,500	2,448
CaixaBank SA	0.750%	7/9/26	EUR	12,500	12,084
CaixaBank SA	0.750%	7/10/26	EUR	8,800	8,771
CaixaBank SA	1.125%	11/12/26	EUR	2,500	2,400
CaixaBank SA	1.250%	1/11/27	EUR	400	392
CaixaBank SA	4.625%	5/16/27	EUR	4,000	4,225
CaixaBank SA	1.000%	1/17/28	EUR	17,700	16,817
CaixaBank SA	3.500%	4/6/28	GBP	6,000	6,557
CaixaBank SA	0.750%	5/26/28	EUR	9,100	8,388
CaixaBank SA	0.500%	2/9/29	EUR	1,900	1,685
CaixaBank SA	5.000%	7/19/29	EUR	4,000	4,227
CaixaBank SA	3.750%	9/7/29	EUR	3,000	3,089
CaixaBank SA	2.250%	4/17/30	EUR	18,100	18,106
CaixaBank SA	5.375%	11/14/30	EUR	8,000	8,619
CaixaBank SA	6.250%	2/23/33	EUR	3,000	3,176
CaixaBank SA	6.875%	10/25/33	GBP	4,000	4,642
CaixaBank SA	6.125%	5/30/34	EUR	3,000	3,130
CaixaBank SA	5.125%	7/19/34	EUR	2,000	2,064
CaixaBank SA	4.125%	3/24/36	EUR	2,350	2,493
Caja Rural de Navarra SCC	0.875%	5/8/25	EUR	3,100	3,131
Canal De Isabel II SA MP	1.680%	2/26/25	EUR	1,800	1,841
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	500	527
Cepsa Finance SA	0.750%	2/12/28	EUR	3,000	2,685
Criteria Caixa SA	0.875%	10/28/27	EUR	3,100	2,880
Enagas Financiaciones SA	1.250%	2/6/25	EUR	2,600	2,650
Enagas Financiaciones SA	1.375%	5/5/28	EUR	100	96
FCC Aqualia SA	2.629%	6/8/27	EUR	1,107	1,104
Iberdrola Finanzas SA	1.000%	3/7/25	EUR	200	203
Iberdrola Finanzas SA	0.875%	6/16/25	EUR	6,000	6,040
Iberdrola Finanzas SA	3.125%	11/22/28	EUR	6,000	6,171
Iberdrola Finanzas SA	1.621%	11/29/29	EUR	1,900	1,807
Iberdrola Finanzas SA	1.375%	3/11/32	EUR	1,900	1,657
Iberdrola Finanzas SA	3.375%	11/22/32	EUR	7,500	7,514
Iberdrola Finanzas SA	1.575%	Perpetual	EUR	3,000	2,664
Iberdrola International BV	0.375%	9/15/25	EUR	8,400	8,357
Iberdrola International BV	1.125%	4/21/26	EUR	2,100	2,092
Iberdrola International BV	1.874%	Perpetual	EUR	15,200	14,627
Iberdrola International BV	2.250%	Perpetual	EUR	8,500	7,364
Iberdrola International BV	3.250%	Perpetual	EUR	2,200	2,264
Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	2,200	2,259
Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	4,200	4,220
Inmobiliaria Colonial Socimi SA	2.000%	4/17/26	EUR	2,000	2,005
Inmobiliaria Colonial Socimi SA	1.350%	10/14/28	EUR	1,400	1,277
Inmobiliaria Colonial Socimi SA	2.500%	11/28/29	EUR	1,900	1,785
Mapfre SA	1.625%	5/19/26	EUR	900	912
Mapfre SA	4.375%	3/31/47	EUR	2,400	2,419
Mapfre SA	4.125%	9/7/48	EUR	3,500	3,408
Merlin Properties Socimi SA	1.750%	5/26/25	EUR	4,906	4,967
Merlin Properties Socimi SA	2.375%	9/18/29	EUR	3,000	2,788
Merlin Properties Socimi SA	1.375%	6/1/30	EUR	4,600	3,799
49

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Merlin Properties Socimi SA	1.875%	12/4/34	EUR	3,000	2,190
Naturgy Finance BV	0.875%	5/15/25	EUR	1,600	1,612
Naturgy Finance BV	1.250%	4/19/26	EUR	4,500	4,464
Naturgy Finance BV	1.375%	1/19/27	EUR	100	97
Naturgy Finance BV	1.500%	1/29/28	EUR	1,300	1,249
Naturgy Finance BV	0.750%	11/28/29	EUR	3,100	2,725
NorteGas Energia Distribucion SA	2.065%	9/28/27	EUR	5,361	5,141
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	4,300	4,629
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	18,100	19,741
Prosegur Cash SA	1.375%	2/4/26	EUR	700	694
Red Electrica Financiaciones SAU	1.125%	4/24/25	EUR	200	203
Red Electrica Financiaciones SAU	1.000%	4/21/26	EUR	400	397
Red Electrica Financiaciones SAU	1.250%	3/13/27	EUR	2,500	2,447
Redexis Gas Finance BV	1.875%	5/28/25	EUR	3,000	3,051
Redexis Gas Finance BV	1.875%	4/27/27	EUR	2,104	2,036
Repsol Europe Finance Sarl	0.875%	7/6/33	EUR	3,100	2,395
Repsol International Finance BV	2.250%	12/10/26	EUR	5,100	5,123
Repsol International Finance BV	0.250%	8/2/27	EUR	700	646
Repsol International Finance BV	2.500%	Perpetual	EUR	3,000	2,810
Repsol International Finance BV	3.750%	Perpetual	EUR	3,000	2,995
Repsol International Finance BV	4.247%	Perpetual	EUR	3,000	2,890
Santander Consumer Finance SA	0.375%	1/17/25	EUR	4,500	4,552
Santander Consumer Finance SA	0.500%	1/14/27	EUR	9,300	8,730
Telefonica Emisiones SA	5.375%	2/2/26	GBP	593	714
Telefonica Emisiones SA	1.460%	4/13/26	EUR	2,000	2,001
Telefonica Emisiones SA	1.447%	1/22/27	EUR	8,000	7,854
Telefonica Emisiones SA	2.318%	10/17/28	EUR	400	393
Telefonica Emisiones SA	1.788%	3/12/29	EUR	1,300	1,237
Telefonica Emisiones SA	5.445%	10/8/29	GBP	1,700	2,001
Telefonica Emisiones SA	2.932%	10/17/29	EUR	5,700	5,705
Telefonica Emisiones SA	0.664%	2/3/30	EUR	3,400	2,928
Telefonica Emisiones SA	2.592%	5/25/31	EUR	11,400	10,815
Telefonica Emisiones SA	1.807%	5/21/32	EUR	9,000	7,909
Telefonica Emisiones SA	1.864%	7/13/40	EUR	4,000	2,846
Telefonica Europe BV	5.875%	2/14/33	EUR	2,680	3,159
Unicaja Banco SA	1.000%	12/1/26	EUR	6,100	5,905
Unicaja Banco SA	5.125%	2/21/29	EUR	4,500	4,639
					777,658
Sweden (1.0%)
Akelius Residential Property AB	1.750%	2/7/25	EUR	723	731
Akelius Residential Property AB	2.375%	8/15/25	GBP	1,545	1,732
Akelius Residential Property Financing BV	1.125%	1/11/29	EUR	2,995	2,506
Akelius Residential Property Financing BV	0.750%	2/22/30	EUR	5,938	4,587
Alfa Laval Treasury International AB	0.875%	2/18/26	EUR	4,125	4,071
Alfa Laval Treasury International AB	1.375%	2/18/29	EUR	900	831
Atlas Copco AB	0.625%	8/30/26	EUR	330	320
Balder Finland OYJ	1.000%	1/20/29	EUR	500	354
Balder Finland OYJ	1.375%	5/24/30	EUR	2,429	1,631
Balder Finland OYJ	2.000%	1/18/31	EUR	1,000	670
Castellum AB	0.750%	9/4/26	EUR	1,895	1,729
Castellum Helsinki Finance Holding Abp	2.000%	3/24/25	EUR	4,600	4,560
Castellum Helsinki Finance Holding Abp	0.875%	9/17/29	EUR	5,969	4,482
Danske Hypotek AB	1.000%	12/17/25	SEK	232,000	19,528
Danske Hypotek AB	3.500%	12/20/28	SEK	200,000	17,507
EQT AB	2.375%	4/6/28	EUR	3,500	3,283
EQT AB	2.875%	4/6/32	EUR	4,600	3,907
Essity AB	1.625%	3/30/27	EUR	778	774
Essity AB	0.250%	2/8/31	EUR	6,316	5,600
Fastighets AB Balder	1.125%	1/29/27	EUR	2,700	2,259
Fastighets AB Balder	1.250%	1/28/28	EUR	2,843	2,243
Heimstaden Bostad AB	1.125%	1/21/26	EUR	3,300	2,960
Heimstaden Bostad Treasury BV	1.375%	3/3/27	EUR	2,498	2,088
Heimstaden Bostad Treasury BV	1.000%	4/13/28	EUR	7,009	5,305
Heimstaden Bostad Treasury BV	1.375%	7/24/28	EUR	3,300	2,476
Heimstaden Bostad Treasury BV	0.750%	9/6/29	EUR	1,800	1,196
Heimstaden Bostad Treasury BV	1.625%	10/13/31	EUR	1,000	625
Investor AB	0.375%	10/29/35	EUR	6,500	4,432
50

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Lansforsakringar Hypotek AB	1.000%	9/15/27	SEK	413,000	33,387
Molnlycke Holding AB	1.875%	2/28/25	EUR	2,543	2,598
Nordea Hypotek AB	0.500%	9/16/26	SEK	74,700	6,138
Nordea Hypotek AB	1.000%	6/16/27	SEK	334,000	27,391
Nordea Hypotek AB	3.500%	9/20/28	SEK	660,000	57,905
Sagax AB	2.250%	3/13/25	EUR	1,509	1,530
Sagax Euro Mtn NL BV	0.750%	1/26/28	EUR	2,214	1,889
Sagax Euro Mtn NL BV	1.000%	5/17/29	EUR	1,900	1,537
Sandvik AB	2.125%	6/7/27	EUR	6,050	6,014
Skandinaviska Enskilda Banken AB	1.000%	12/18/24	SEK	22,000	1,903
Skandinaviska Enskilda Banken AB	1.000%	12/17/25	SEK	568,000	47,814
Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	10,275	10,092
Skandinaviska Enskilda Banken AB	4.000%	11/9/26	EUR	8,000	8,376
Skandinaviska Enskilda Banken AB	1.750%	11/11/26	EUR	5,000	4,947
Skandinaviska Enskilda Banken AB	0.375%	2/11/27	EUR	3,641	3,393
Skandinaviska Enskilda Banken AB	0.750%	8/9/27	EUR	10,000	9,302
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	503	476
Skandinaviska Enskilda Banken AB	3.750%	2/7/28	EUR	2,000	2,065
Skandinaviska Enskilda Banken AB	3.250%	5/4/28	EUR	3,500	3,653
Skandinaviska Enskilda Banken AB	3.875%	5/9/28	EUR	3,000	3,150
Skandinaviska Enskilda Banken AB	0.375%	6/21/28	EUR	6,000	5,306
Skandinaviska Enskilda Banken AB	3.000%	11/6/28	SEK	80,000	6,895
Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	5,087	4,313
Skandinaviska Enskilda Banken AB	1.000%	12/19/29	SEK	74,000	5,564
Skandinaviska Enskilda Banken AB	5.000%	8/17/33	EUR	2,600	2,707
SKF AB	0.250%	2/15/31	EUR	2,906	2,286
Stadshypotek AB	1.500%	12/3/24	SEK	620,000	53,849
Stadshypotek AB	0.500%	7/11/25	EUR	1,545	1,548
Stadshypotek AB	0.375%	3/13/26	EUR	16,996	16,658
Stadshypotek AB	0.500%	6/1/26	SEK	566,000	46,741
Stadshypotek AB	0.125%	10/5/26	EUR	400	383
Stadshypotek AB	1.000%	3/1/27	SEK	232,000	19,094
Stadshypotek AB	0.750%	11/1/27	EUR	3,541	3,361
Stadshypotek AB	2.500%	12/1/27	SEK	386,000	32,723
Stadshypotek AB	2.000%	9/1/28	SEK	50,000	4,098
Svenska Handelsbanken AB	1.000%	4/15/25	EUR	9,640	9,767
Svenska Handelsbanken AB	0.050%	9/3/26	EUR	5,142	4,860
Svenska Handelsbanken AB	0.125%	11/3/26	EUR	3,907	3,685
Svenska Handelsbanken AB	3.375%	2/17/28	EUR	6,000	6,170
Svenska Handelsbanken AB	1.375%	2/23/29	EUR	16,500	15,118
Svenska Handelsbanken AB	0.500%	2/18/30	EUR	5,087	4,271
Svenska Handelsbanken AB	4.625%	8/23/32	GBP	4,000	4,433
Sveriges Sakerstallda Obligationer AB	0.500%	1/29/25	EUR	5,635	5,715
Sveriges Sakerstallda Obligationer AB	0.500%	6/11/25	SEK	382,000	32,307
Sveriges Sakerstallda Obligationer AB	0.625%	10/30/25	EUR	2,543	2,534
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	59,000	5,023
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	418	404
Sveriges Sakerstallda Obligationer AB	0.250%	6/9/27	SEK	300,000	23,730
Sveriges Sakerstallda Obligationer AB	1.750%	2/10/32	EUR	24,000	21,701
Swedbank AB	0.750%	5/5/25	EUR	3,092	3,113
Swedbank AB	0.250%	11/2/26	EUR	5,233	4,934
Swedbank AB	1.300%	2/17/27	EUR	4,500	4,288
Swedbank AB	0.300%	5/20/27	EUR	11,538	10,929
Swedbank AB	1.375%	12/8/27	GBP	1,289	1,357
Swedbank AB	0.200%	1/12/28	EUR	10,841	9,603
Swedbank AB	3.625%	8/23/32	EUR	7,700	7,569
Swedbank Hypotek AB	0.500%	2/5/26	EUR	5,087	5,014
Swedbank Hypotek AB	1.375%	5/31/27	EUR	16,900	16,581
Swedbank Hypotek AB	3.000%	3/15/28	SEK	200,000	17,244
Swedbank Hypotek AB	3.125%	7/5/28	EUR	20,000	20,727
Swedbank Hypotek AB	3.000%	3/28/29	SEK	150,000	12,808
Tele2 AB	2.125%	5/15/28	EUR	1,692	1,642
Tele2 AB	3.750%	11/22/29	EUR	2,000	2,062
Tele2 AB	0.750%	3/23/31	EUR	704	575
Telia Co. AB	3.875%	10/1/25	EUR	1,046	1,105
Telia Co. AB	3.000%	9/7/27	EUR	100	103
Telia Co. AB	0.125%	11/27/30	EUR	2,245	1,809
51

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Telia Co. AB	2.125%	2/20/34	EUR	6,139	5,352
Telia Co. AB	1.625%	2/23/35	EUR	1,900	1,529
Telia Co. AB	1.375%	5/11/81	EUR	1,900	1,798
Telia Co. AB	2.750%	6/30/83	EUR	2,000	1,848
Vattenfall AB	0.050%	10/15/25	EUR	3,037	2,982
Vattenfall AB	6.875%	4/15/39	GBP	2,543	3,274
Volvo Treasury AB	2.625%	2/20/26	EUR	5,000	5,131
Volvo Treasury AB	2.000%	8/19/27	EUR	11,400	11,245
					835,813
Switzerland (1.2%)
ABB Finance BV	0.000%	1/19/30	EUR	8,984	7,444
Adecco Group AG	2.378%	11/17/27	CHF	2,000	2,222
Adecco International Financial Services BV	1.000%	12/2/24	EUR	448	458
Adecco International Financial Services BV	0.125%	9/21/28	EUR	7,500	6,629
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	4,300	3,998
Argentum Netherlands BV for Swiss Life AG	4.375%	Perpetual	EUR	4,539	4,673
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	18,293	18,439
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	996	926
Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	2,545	2,574
Basler Kantonalbank	0.300%	6/22/27	CHF	2,290	2,404
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	2,763	2,861
Credit Suisse AG	0.250%	1/5/26	EUR	11,200	10,802
Credit Suisse AG	1.500%	4/10/26	EUR	418	411
Credit Suisse AG	5.500%	8/20/26	EUR	11,076	12,019
Credit Suisse Schweiz AG	0.000%	7/31/25	CHF	5,810	6,123
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	5,892	5,686
ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	Perpetual	EUR	10,301	10,228
Firmenich Productions Participations SAS	1.375%	10/30/26	EUR	5,087	5,006
Firmenich Productions Participations SAS	1.750%	4/30/30	EUR	5,087	4,667
Givaudan Finance Europe BV	1.000%	4/22/27	EUR	5,087	4,879
Helvetia Europe SA	2.750%	9/30/41	EUR	2,743	2,317
Holcim Finance Luxembourg SA	1.500%	4/6/25	EUR	3,000	3,052
Holcim Finance Luxembourg SA	2.375%	4/9/25	EUR	200	206
Holcim Finance Luxembourg SA	0.500%	11/29/26	EUR	2,214	2,108
Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	5,288	5,184
Holcim Finance Luxembourg SA	0.500%	9/3/30	EUR	2,101	1,704
Holcim Finance Luxembourg SA	0.500%	4/23/31	EUR	7,631	6,057
Holcim Finance Luxembourg SA	0.625%	1/19/33	EUR	1,900	1,410
Holcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	518	491
Holcim Sterling Finance Netherlands BV	2.250%	4/4/34	GBP	900	744
Luzerner Kantonalbank AG	0.125%	11/25/32	CHF	9,300	8,764
Novartis AG	0.625%	11/13/29	CHF	1,395	1,442
Novartis Finance SA	1.625%	11/9/26	EUR	2,543	2,536
Novartis Finance SA	0.625%	9/20/28	EUR	100	93
Novartis Finance SA	1.375%	8/14/30	EUR	4,144	3,820
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	10/15/25	CHF	2,545	2,734
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	4,080	4,375
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	6,065	6,821
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	5,455	5,782
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	1,525	1,739
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	13,920	14,710
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	1,015	1,151
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	4/27/27	CHF	7,500	8,236
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	12,750	13,466
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	6/15/27	CHF	16,275	16,946
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	4,080	4,290
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	2,545	2,651
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	14,280	14,661
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/28	CHF	7,645	8,034
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	22,465	23,409
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	3,820	3,883
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	7,645	7,926
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	1,015	1,102
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	10/26/29	CHF	16,305	16,295
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	2/26/30	CHF	9,155	9,084
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	5,100	5,129
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	1,015	1,115
52

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.625%	2/14/31	CHF	10,000	11,723
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	1,780	1,812
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	4,715	4,602
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	17,605	19,628
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	12/19/31	CHF	6,510	6,276
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	3,820	3,963
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	5,200	5,966
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/32	CHF	9,715	9,225
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	2,545	2,526
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	8,925	9,670
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.750%	11/28/34	CHF	12,500	12,290
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/25/35	CHF	10,000	9,670
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	16,015	15,910
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	2,545	2,402
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	2,060	1,856
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	2,035	1,925
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	2,800	2,728
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	8/4/38	CHF	18,600	16,372
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	4,235	3,732
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	2,545	2,665
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/41	CHF	4,195	3,684
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/42	CHF	5,100	4,185
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	6/14/24	CHF	16,585	18,032
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	12/2/24	CHF	7,645	8,263
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	7/28/25	CHF	2,545	2,747
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.000%	10/30/25	CHF	1,525	1,691
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	7,320	7,833
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	3,570	3,938
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	5,100	5,369
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	12/7/26	CHF	11,500	12,203
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	1/27/27	CHF	7,480	7,829
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	4,080	4,463
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/28	CHF	620	645
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/13/28	CHF	18,975	19,510
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	4/17/28	CHF	7,500	8,272
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	7/24/28	CHF	20,000	20,811
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	2,545	2,725
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/29	CHF	17,685	18,128
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	15,960	17,461
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	12,240	12,736
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	2,545	2,598
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/30	CHF	19,060	18,786
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	8,925	9,068
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	4,845	4,923
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	3,820	3,787
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	15,070	14,635
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	2/20/32	CHF	11,000	10,943
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	5,100	5,078
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/18/33	CHF	7,500	7,034
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	3,055	2,950
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.200%	10/4/34	CHF	5,335	6,105
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	6/12/35	CHF	8,000	7,300
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/35	CHF	7,645	6,971
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	6,630	6,326
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	2/15/36	CHF	14,965	13,159
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	2,545	2,377
Richemont International Holding SA	1.000%	3/26/26	EUR	10,000	9,915
Richemont International Holding SA	1.500%	3/26/30	EUR	1,000	921
Richemont International Holding SA	1.125%	5/26/32	EUR	6,316	5,358
Richemont International Holding SA	2.000%	3/26/38	EUR	7,850	6,328
Richemont International Holding SA	1.625%	5/26/40	EUR	7,087	5,161
Sika Capital BV	3.750%	5/3/30	EUR	9,000	9,303
SIX Finance Luxembourg SA	0.000%	12/2/25	EUR	4,600	4,482
St. Galler Kantonalbank AG	0.500%	6/24/25	CHF	2,790	3,009
Swiss Life Finance I Ltd.	3.250%	8/31/29	EUR	5,000	4,984
UBS AG	0.500%	3/31/31	EUR	9,400	7,442
UBS Group AG	1.500%	11/30/24	EUR	4,025	4,205
53

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
UBS Group AG	2.750%	8/8/25	GBP	1,000	1,141
UBS Group AG	2.125%	9/12/25	GBP	3,847	4,496
UBS Group AG	0.250%	1/29/26	EUR	6,843	6,815
UBS Group AG	3.250%	4/2/26	EUR	14,003	14,491
UBS Group AG	1.250%	9/1/26	EUR	3,541	3,427
UBS Group AG	2.125%	10/13/26	EUR	13,000	13,089
UBS Group AG	1.000%	6/24/27	EUR	12,852	12,297
UBS Group AG	7.000%	9/30/27	GBP	5,500	6,716
UBS Group AG	0.650%	1/14/28	EUR	10,875	10,054
UBS Group AG	0.250%	2/24/28	EUR	6,216	5,454
UBS Group AG	2.250%	6/9/28	GBP	5,179	5,393
UBS Group AG	0.250%	11/5/28	EUR	20,041	17,692
UBS Group AG	7.750%	3/1/29	EUR	15,500	18,158
UBS Group AG	0.650%	9/10/29	EUR	6,777	5,660
UBS Group AG	2.125%	11/15/29	GBP	1,500	1,482
UBS Group AG	4.375%	1/11/31	EUR	3,000	3,076
UBS Group AG	0.875%	11/3/31	EUR	3,824	2,969
UBS Group AG	2.875%	4/2/32	EUR	3,000	2,743
UBS Group AG	0.625%	1/18/33	EUR	1,100	784
UBS Group AG	7.375%	9/7/33	GBP	3,500	4,467
Zuercher Kantonalbank	0.250%	1/27/26	CHF	2,545	2,715
Zuercher Kantonalbank	0.125%	5/13/26	CHF	835	884
Zuercher Kantonalbank	0.100%	3/31/31	CHF	5,000	4,866
Zuercher Kantonalbank	0.000%	1/21/33	CHF	7,000	6,492
Zurich Finance Ireland DAC	5.125%	11/23/52	GBP	3,500	3,706
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	7,631	5,605
					999,202
United Arab Emirates (0.0%)
DP World Ltd.	2.375%	9/25/26	EUR	300	296
DP World Ltd.	4.250%	9/25/30	GBP	996	1,042
Emirates NBD Bank PJSC	4.750%	2/9/28	AUD	1,570	945
Emirates NBD Bank PJSC	3.050%	2/26/30	AUD	1,170	609
Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	5,855	5,941
First Abu Dhabi Bank PJSC	0.875%	12/9/25	GBP	1,497	1,616
First Abu Dhabi Bank PJSC	0.125%	2/16/26	EUR	4,453	4,241
MDGH GMTN RSC Ltd.	6.875%	3/14/26	GBP	415	510
MDGH GMTN RSC Ltd.	1.000%	3/10/34	EUR	2,000	1,495
					16,695
United Kingdom (2.3%)
3i Group plc	5.750%	12/3/32	GBP	2,561	3,025
3i Group plc	3.750%	6/5/40	GBP	1,300	1,091
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	3,102	3,362
AA Bond Co. Ltd.	6.269%	7/2/43	GBP	996	1,187
AA Bond Co. Ltd.	3.250%	7/31/50	GBP	500	484
AA Bond Co. Ltd.	8.450%	7/31/50	GBP	4,000	4,872
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	723	674
Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	3,731	4,513
Affinity Water Finance plc	4.500%	3/31/36	GBP	2,269	2,314
Affordable Housing Finance plc	3.800%	5/20/44	GBP	2,543	2,529
Affordable Housing Finance plc	2.893%	8/11/45	GBP	1,366	1,164
Anchor Hanover Group	2.000%	7/21/51	GBP	4,509	2,592
Anglian Water Services Financing plc	1.625%	8/10/25	GBP	2,389	2,698
Anglian Water Services Financing plc	4.500%	2/22/26	GBP	1,619	1,910
Anglian Water Services Financing plc	2.625%	6/15/27	GBP	3,175	3,447
Anglian Water Services Financing plc	4.500%	10/5/27	GBP	1,432	1,653
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	373	464
Anglian Water Services Financing plc	4.525%	8/26/32	CAD	1,300	832
Annington Funding plc	1.650%	7/12/24	EUR	1,985	2,036
Annington Funding plc	2.646%	7/12/25	GBP	1,545	1,755
Annington Funding plc	3.184%	7/12/29	GBP	3,005	3,020
Annington Funding plc	3.685%	7/12/34	GBP	3,705	3,376
Annington Funding plc	3.935%	7/12/47	GBP	2,987	2,361
Arqiva Financing plc	4.882%	12/31/32	GBP	2,231	2,521
Artesian Finance II plc	6.000%	9/30/33	GBP	1,395	1,668
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,837	2,023
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,987	2,192
54

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Assura Financing plc	1.625%	6/30/33	GBP	900	722
Aster Treasury plc	4.500%	12/18/43	GBP	4,381	4,481
AstraZeneca plc	1.250%	5/12/28	EUR	100	95
AstraZeneca plc	0.375%	6/3/29	EUR	16,500	14,505
AstraZeneca plc	5.750%	11/13/31	GBP	2,044	2,574
Aviva plc	1.875%	11/13/27	EUR	2,094	2,070
Aviva plc	4.000%	10/2/30	CAD	1,663	1,028
Aviva plc	3.375%	12/4/45	EUR	3,092	3,126
Aviva plc	4.375%	9/12/49	GBP	538	561
Aviva plc	4.000%	6/3/55	GBP	1,971	1,749
Aviva plc	6.875%	5/20/58	GBP	4,469	5,024
Babcock International Group plc	1.875%	10/5/26	GBP	2,094	2,256
Babcock International Group plc	1.375%	9/13/27	EUR	383	361
Bank of Scotland plc	4.875%	12/20/24	GBP	716	862
Barclays plc	1.375%	1/24/26	EUR	6,953	7,056
Barclays plc	3.000%	5/8/26	GBP	2,835	3,173
Barclays plc	3.250%	2/12/27	GBP	7,624	8,369
Barclays plc	2.166%	6/23/27	CAD	1,409	905
Barclays plc	0.877%	1/28/28	EUR	11,800	11,018
Barclays plc	0.577%	8/9/29	EUR	4,548	3,907
Barclays plc	3.750%	11/22/30	GBP	2,739	3,074
Barclays plc	6.369%	1/31/31	GBP	3,000	3,534
Barclays plc	1.125%	3/22/31	EUR	5,321	4,985
Barclays plc	1.106%	5/12/32	EUR	7,448	5,864
Barclays plc	8.407%	11/14/32	GBP	7,500	9,285
Barclays plc	3.250%	1/17/33	GBP	4,400	4,083
Barclays plc	5.262%	1/29/34	EUR	3,000	3,106
BAT Capital Corp.	2.125%	8/15/25	GBP	742	842
BAT International Finance plc	2.750%	3/25/25	EUR	3,092	3,205
BAT International Finance plc	1.250%	3/13/27	EUR	835	800
BAT International Finance plc	2.250%	6/26/28	GBP	7,600	7,801
BAT International Finance plc	2.250%	1/16/30	EUR	9,177	8,189
BAT International Finance plc	6.000%	11/24/34	GBP	3,037	3,273
BAT International Finance plc	5.750%	7/5/40	GBP	1,657	1,596
BAT International Finance plc	2.000%	3/13/45	EUR	900	497
BAT International Finance plc	2.250%	9/9/52	GBP	1,541	705
BAT Netherlands Finance BV	5.375%	2/16/31	EUR	2,000	2,115
Bazalgette Finance plc	2.375%	11/29/27	GBP	1,308	1,395
Beyond Housing Ltd.	2.125%	5/17/51	GBP	3,807	2,297
BG Energy Capital plc	5.125%	12/1/25	GBP	3,046	3,682
BG Energy Capital plc	2.250%	11/21/29	EUR	2,812	2,675
BG Energy Capital plc	5.000%	11/4/36	GBP	2,000	2,221
Blend Funding plc	3.459%	9/21/49	GBP	3,000	2,462
Blend Funding plc	2.922%	4/5/56	GBP	4,355	2,978
BP Capital Markets BV	4.323%	5/12/35	EUR	2,000	2,031
BP Capital Markets BV	0.933%	12/4/40	EUR	3,541	2,074
BP Capital Markets BV	1.467%	9/21/41	EUR	3,019	1,904
BP Capital Markets plc	0.900%	7/3/24	EUR	4,447	4,605
BP Capital Markets plc	2.030%	2/14/25	GBP	613	714
BP Capital Markets plc	1.953%	3/3/25	EUR	3,650	3,757
BP Capital Markets plc	3.470%	5/15/25	CAD	1,199	837
BP Capital Markets plc	1.077%	6/26/25	EUR	2,708	2,734
BP Capital Markets plc	2.972%	2/27/26	EUR	2,653	2,744
BP Capital Markets plc	2.274%	7/3/26	GBP	4,275	4,821
BP Capital Markets plc	2.213%	9/25/26	EUR	6,633	6,685
BP Capital Markets plc	1.573%	2/16/27	EUR	13,498	13,246
BP Capital Markets plc	0.831%	11/8/27	EUR	7,106	6,713
BP Capital Markets plc	2.519%	4/7/28	EUR	14,233	14,154
BP Capital Markets plc	2.822%	4/7/32	EUR	12,401	11,780
BP Capital Markets plc	1.104%	11/15/34	EUR	3,700	2,741
BP Capital Markets plc	5.773%	5/25/38	GBP	3,000	3,531
BP Capital Markets plc	3.250%	Perpetual	EUR	4,529	4,487
BP Capital Markets plc	3.625%	Perpetual	EUR	8,911	8,270
BP Capital Markets plc	4.250%	Perpetual	GBP	5,087	5,515
BPHA Finance plc	4.816%	4/11/44	GBP	613	632
British Land Co. plc	2.375%	9/14/29	GBP	887	849
British Telecommunications plc	1.500%	6/23/27	EUR	5,087	4,923
55

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	British Telecommunications plc	2.750%	8/30/27	EUR	2,000	2,012
	British Telecommunications plc	2.125%	9/26/28	EUR	100	97
	British Telecommunications plc	5.750%	12/7/28	GBP	756	912
	British Telecommunications plc	1.125%	9/12/29	EUR	4,000	3,555
	British Telecommunications plc	3.125%	11/21/31	GBP	800	796
	British Telecommunications plc	3.375%	8/30/32	EUR	1,000	965
	British Telecommunications plc	6.375%	6/23/37	GBP	2,015	2,384
	British Telecommunications plc	5.750%	2/13/41	GBP	2,000	2,186
[1]	Broadgate Financing plc	4.999%	10/5/33	GBP	3,330	3,810
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	943	729
	Burberry Group plc	1.125%	9/21/25	GBP	2,543	2,829
	Cadent Finance plc	2.125%	9/22/28	GBP	5,585	5,734
	Cadent Finance plc	0.625%	3/19/30	EUR	13,383	11,162
	Cadent Finance plc	0.750%	3/11/32	EUR	643	503
	Cadent Finance plc	2.250%	10/10/35	GBP	4,312	3,411
	Cadent Finance plc	2.625%	9/22/38	GBP	1,910	1,426
	Cadent Finance plc	3.125%	3/21/40	GBP	1,023	811
	Cadent Finance plc	2.750%	9/22/46	GBP	482	317
	Cardiff University	3.000%	12/7/55	GBP	1,996	1,484
	Catalyst Housing Ltd.	3.125%	10/31/47	GBP	1,509	1,119
	CCEP Finance Ireland DAC	0.500%	9/6/29	EUR	5,938	5,153
	CCEP Finance Ireland DAC	0.875%	5/6/33	EUR	3,724	2,921
	CCEP Finance Ireland DAC	1.500%	5/6/41	EUR	704	479
	Centrica plc	4.375%	3/13/29	GBP	4,376	4,921
	Centrica plc	7.000%	9/19/33	GBP	4,545	5,812
	Centrica plc	4.250%	9/12/44	GBP	4,183	3,742
	Chancellor Masters & Scholars of The University of Cambridge	3.750%	10/17/52	GBP	494	457
	Chancellor Masters & Scholars of The University of Cambridge	2.350%	6/27/78	GBP	1,398	858
	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	3,102	3,169
	Church Commissioners for England	3.625%	7/14/52	GBP	1,500	1,264
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,460	3,261
	Circle Anglia Social Housing plc	5.200%	3/2/44	GBP	1,450	1,517
	Citizen Treasury plc	3.250%	10/20/48	GBP	3,278	2,521
	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	EUR	8,344	8,429
	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	EUR	2,800	2,547
	CK Hutchison Europe Finance 21 Ltd.	1.000%	11/2/33	EUR	1,900	1,412
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	2,000	1,945
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	2,543	2,644
	CK Hutchison Group Telecom Finance SA	1.125%	10/17/28	EUR	100	91
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	5,633	4,623
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	GBP	1,409	1,117
	Clarion Funding plc	2.625%	1/18/29	GBP	752	784
	Clarion Funding plc	3.125%	4/19/48	GBP	1,634	1,214
	Clydesdale Bank plc	4.625%	6/8/26	GBP	6,633	7,916
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	3,146	3,177
	CNH Industrial Finance Europe SA	1.750%	3/25/27	EUR	2,800	2,749
	CNH Industrial Finance Europe SA	1.625%	7/3/29	EUR	7,366	6,725
	Coca-Cola Europacific Partners plc	2.375%	5/7/25	EUR	1,545	1,594
	Coca-Cola Europacific Partners plc	1.750%	3/27/26	EUR	6,084	6,134
	Coca-Cola Europacific Partners plc	1.750%	5/26/28	EUR	2,653	2,563
	Coca-Cola Europacific Partners plc	0.200%	12/2/28	EUR	6,316	5,531
	Coca-Cola Europacific Partners plc	1.875%	3/18/30	EUR	2,500	2,319
	Coca-Cola Europacific Partners plc	0.700%	9/12/31	EUR	4,364	3,571
	Compass Group plc	2.000%	9/5/25	GBP	200	229
	Compass Group plc	2.000%	7/3/29	GBP	3,028	3,091
[1]	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	1,321	1,251
	Coventry Building Society	2.000%	12/20/30	GBP	2,938	2,673
	CPUK Finance Ltd.	5.876%	8/28/27	GBP	1,000	1,185
	CPUK Finance Ltd.	3.588%	2/28/42	GBP	1,545	1,780
	CPUK Finance Ltd.	3.690%	2/28/47	GBP	100	107
[1,6]	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	487	591
	Dali Capital plc	4.799%	12/21/37	GBP	350	365
	Derby Healthcare plc	5.564%	6/30/41	GBP	713	821
	Derwent London plc	1.875%	11/17/31	GBP	2,000	1,708
	Diageo Capital BV	0.125%	9/28/28	EUR	9,300	8,263
	Diageo Finance plc	2.500%	3/27/32	EUR	6,431	6,119
	Diageo Finance plc	1.250%	3/28/33	GBP	3,541	3,008
56

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	DS Smith plc	1.375%	7/26/24	EUR	200	207
	DS Smith plc	0.875%	9/12/26	EUR	3,019	2,891
	DS Smith plc	4.500%	7/27/30	EUR	5,000	5,154
	DWR Cymru Financing UK plc	1.625%	3/31/26	GBP	1,107	1,211
	DWR Cymru Financing UK plc	6.015%	3/31/28	GBP	375	458
	DWR Cymru Financing UK plc	1.375%	3/31/33	GBP	500	412
	DWR Cymru Financing UK plc	2.375%	3/31/34	GBP	1,058	858
	DWR Cymru Financing UK plc	2.500%	3/31/36	GBP	383	323
	Eastern Power Networks plc	2.125%	11/25/33	GBP	3,500	3,037
	easyJet FinCo BV	1.875%	3/3/28	EUR	6,526	6,027
	Electricity North West Ltd.	8.875%	3/25/26	GBP	1,023	1,325
	EMH Treasury plc	4.500%	1/29/44	GBP	1,545	1,524
[1]	Eversholt Funding plc	6.697%	2/22/35	GBP	736	906
[1]	Eversholt Funding plc	3.529%	8/7/42	GBP	1,765	1,501
	FIL Ltd.	2.500%	11/4/26	EUR	1,402	1,393
	Flagship Finance plc	1.875%	7/14/61	GBP	946	488
	Futures Treasury plc	3.375%	2/8/44	GBP	1,492	1,250
	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	448	543
	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	9,150	11,114
	Gatwick Funding Ltd.	2.500%	4/15/32	GBP	2,800	2,751
	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	3,448	3,846
	Gatwick Funding Ltd.	3.125%	9/28/41	GBP	2,159	1,717
	Gatwick Funding Ltd.	6.500%	3/2/43	GBP	2,000	2,348
	Gatwick Funding Ltd.	3.250%	2/26/50	GBP	300	215
	Genfinance II plc	6.064%	12/21/39	GBP	3,037	3,607
	GlaxoSmithKline Capital plc	1.375%	12/2/24	EUR	150	154
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	512	544
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	7,631	7,599
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	400	393
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	2,040	2,341
	GlaxoSmithKline Capital plc	1.250%	10/12/28	GBP	9,524	9,645
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	9,098	8,523
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	3,760	4,505
	GlaxoSmithKline Capital plc	1.625%	5/12/35	GBP	8,911	7,182
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	578	740
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	2,239	2,522
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	383	371
	Global Switch Finance BV	1.375%	10/7/30	EUR	2,300	2,016
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	400	389
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	1,545	1,577
[1]	Great Rolling Stock Co. plc	6.875%	7/27/35	GBP	399	495
[1]	Greater Gabbard OFTO plc	4.137%	11/29/32	GBP	715	801
	Greene King Finance plc	5.318%	9/15/31	GBP	620	709
[1]	Greene King Finance plc	4.064%	3/15/35	GBP	931	970
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	1,436	1,320
	Guinness Partnership Ltd.	2.000%	4/22/55	GBP	800	429
[1]	Gwynt y Mor OFTO plc	2.778%	2/17/34	GBP	1,191	1,205
	Hammerson Ireland Finance DAC	1.750%	6/3/27	EUR	2,214	1,999
	Hammerson plc	7.250%	4/21/28	GBP	2,049	2,370
	Heathrow Funding Ltd.	1.500%	10/12/27	EUR	6,316	6,345
	Heathrow Funding Ltd.	6.750%	12/3/28	GBP	3,724	4,607
	Heathrow Funding Ltd.	2.694%	10/13/29	CAD	4,268	2,764
	Heathrow Funding Ltd.	3.400%	3/8/30	CAD	3,441	2,243
	Heathrow Funding Ltd.	2.750%	10/13/31	GBP	6,543	6,618
	Heathrow Funding Ltd.	1.500%	2/11/32	EUR	6,096	5,433
	Heathrow Funding Ltd.	3.782%	9/4/32	CAD	1,281	817
	Heathrow Funding Ltd.	1.125%	10/8/32	EUR	12,500	10,497
	Heathrow Funding Ltd.	3.661%	1/13/33	CAD	1,100	686
	Heathrow Funding Ltd.	6.450%	12/10/33	GBP	1,523	1,874
	Heathrow Funding Ltd.	3.726%	4/13/35	CAD	1,607	957
	Heathrow Funding Ltd.	1.875%	3/14/36	EUR	2,404	1,954
	Heathrow Funding Ltd.	5.875%	5/13/43	GBP	4,469	4,979
	Heathrow Funding Ltd.	4.625%	10/31/48	GBP	1,272	1,171
	Heathrow Funding Ltd.	2.750%	8/9/51	GBP	521	337
	Hexagon Housing Association Ltd.	3.625%	4/22/48	GBP	1,000	771
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	3,376	3,490
	Home Group Ltd.	3.125%	3/27/43	GBP	2,996	2,333
57

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[1]	Housing & Care 21	3.288%	11/8/49	GBP	1,640	1,255
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	Perpetual	GBP	188	222
	HSBC Holdings plc	3.000%	6/30/25	EUR	9,941	10,254
	HSBC Holdings plc	0.309%	11/13/26	EUR	16,141	15,705
	HSBC Holdings plc	2.256%	11/13/26	GBP	3,266	3,670
	HSBC Holdings plc	2.500%	3/15/27	EUR	3,724	3,718
	HSBC Holdings plc	3.019%	6/15/27	EUR	8,200	8,326
	HSBC Holdings plc	1.750%	7/24/27	GBP	4,471	4,813
	HSBC Holdings plc	4.752%	3/10/28	EUR	10,000	10,626
	HSBC Holdings plc	3.000%	7/22/28	GBP	17,886	19,271
	HSBC Holdings plc	2.625%	8/16/28	GBP	1,615	1,698
	HSBC Holdings plc	0.641%	9/24/29	EUR	5,938	5,188
	HSBC Holdings plc	3.000%	5/29/30	GBP	2,185	2,222
	HSBC Holdings plc	6.800%	9/14/31	GBP	5,000	6,114
	HSBC Holdings plc	4.787%	3/10/32	EUR	10,000	10,434
	HSBC Holdings plc	6.364%	11/16/32	EUR	9,000	9,715
	HSBC Holdings plc	8.201%	11/16/34	GBP	2,500	3,115
	HSBC Holdings plc	7.000%	4/7/38	GBP	5,150	6,019
	HSBC Holdings plc	6.000%	3/29/40	GBP	3,898	4,110
	Hyde Housing Assn. Ltd.	1.750%	8/18/55	GBP	2,580	1,288
	Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	221	245
	IG Group Holdings plc	3.125%	11/18/28	GBP	3,000	2,929
	Imperial Brands Finance Netherlands BV	5.250%	2/15/31	EUR	800	822
	Imperial Brands Finance Netherlands BV	1.750%	3/18/33	EUR	5,053	3,771
	Imperial Brands Finance plc	1.375%	1/27/25	EUR	448	457
	Imperial Brands Finance plc	3.375%	2/26/26	EUR	383	397
	Imperial Brands Finance plc	2.125%	2/12/27	EUR	7,905	7,827
	Imperial Brands Finance plc	4.875%	6/7/32	GBP	3,870	3,979
	Inchcape plc	6.500%	6/9/28	GBP	5,000	6,064
	Incommunities Treasury plc	3.250%	3/21/49	GBP	1,601	1,276
	Informa plc	3.125%	7/5/26	GBP	581	655
	Informa plc	1.250%	4/22/28	EUR	1,670	1,546
	InterContinental Hotels Group plc	2.125%	8/24/26	GBP	2,000	2,184
	InterContinental Hotels Group plc	2.125%	5/15/27	EUR	1,500	1,482
	InterContinental Hotels Group plc	3.375%	10/8/28	GBP	2,000	2,127
	Intermediate Capital Group plc	1.625%	2/17/27	EUR	3,400	3,120
	International Distributions Services plc	1.250%	10/8/26	EUR	2,543	2,443
	Jigsaw Funding plc	3.375%	5/5/52	GBP	1,200	955
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/33	GBP	3,449	4,035
	Karbon Homes Ltd.	3.375%	11/15/47	GBP	3,815	3,151
	Land Securities Capital Markets plc	2.375%	3/29/29	GBP	418	455
	Land Securities Capital Markets plc	2.399%	2/8/31	GBP	2,800	2,909
	Land Securities Capital Markets plc	2.625%	9/22/39	GBP	904	756
	Land Securities Capital Markets plc	2.750%	9/22/59	GBP	1,713	1,095
	Leeds Building Society	0.500%	7/3/24	EUR	300	310
	Leeds Building Society	1.375%	10/6/27	GBP	11,904	12,090
	Legal & General Finance plc	5.875%	12/11/31	GBP	3,587	4,418
	Legal & General Group plc	5.375%	10/27/45	GBP	1,765	2,081
	Legal & General Group plc	5.125%	11/14/48	GBP	2,548	2,828
	Legal & General Group plc	4.500%	11/1/50	GBP	3,600	3,665
	Legal & General Group plc	5.500%	6/27/64	GBP	702	722
	Liberty Living Finance plc	2.625%	11/28/24	GBP	996	1,159
	Libra Longhurst Group Treasury No. 2 plc	3.250%	5/15/43	GBP	2,800	2,229
	Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	885	965
	Linde Finance BV	0.550%	5/19/32	EUR	8,200	6,609
	LiveWest Treasury plc	1.875%	2/18/56	GBP	1,100	575
	Lloyds Bank Corporate Markets plc	2.375%	4/9/26	EUR	5,000	5,084
	Lloyds Bank plc	5.125%	3/7/25	GBP	7,740	9,357
	Lloyds Bank plc	0.625%	3/26/25	EUR	300	303
	Lloyds Bank plc	0.125%	6/18/26	EUR	5,087	4,905
	Lloyds Bank plc	4.875%	3/30/27	GBP	1,590	1,909
	Lloyds Bank plc	6.000%	2/8/29	GBP	5,278	6,651
	Lloyds Bank plc	0.125%	9/23/29	EUR	20,450	17,606
	Lloyds Banking Group plc	3.500%	2/3/25	CAD	1,226	855
	Lloyds Banking Group plc	4.000%	3/7/25	AUD	6,060	3,740
	Lloyds Banking Group plc	0.500%	11/12/25	EUR	5,361	5,440
	Lloyds Banking Group plc	3.500%	4/1/26	EUR	5,000	5,210
58

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	2,520	1,469
	Lloyds Banking Group plc	4.500%	3/18/30	EUR	1,821	1,884
	Lloyds Banking Group plc	3.125%	8/24/30	EUR	7,000	6,761
	Lloyds Banking Group plc	2.707%	12/3/35	GBP	6,545	5,829
	Logicor 2019-1 UK plc	1.875%	11/17/31	GBP	5,014	5,379
	London & Quadrant Housing Trust	2.625%	2/28/28	GBP	4,372	4,665
	London & Quadrant Housing Trust	2.250%	7/20/29	GBP	2,800	2,798
	London & Quadrant Housing Trust	2.000%	3/31/32	GBP	1,900	1,712
	London & Quadrant Housing Trust	4.625%	12/5/33	GBP	400	437
	London & Quadrant Housing Trust	5.486%	6/15/42	GBP	1,300	1,442
	London & Quadrant Housing Trust	3.750%	10/27/49	GBP	1,985	1,616
	London & Quadrant Housing Trust	3.125%	2/28/53	GBP	832	590
	London Power Networks plc	6.125%	6/7/27	GBP	362	445
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	6,798	6,582
[1]	Longstone Finance plc	4.791%	4/19/36	GBP	418	488
	Lseg Netherlands BV	0.750%	4/6/33	EUR	5,938	4,578
	M&G plc	5.625%	10/20/51	GBP	4,998	5,258
	M&G plc	5.560%	7/20/55	GBP	3,777	3,788
	M&G plc	6.340%	12/19/63	GBP	1,710	1,697
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	996	1,082
	Manchester Airport Group Funding plc	6.125%	9/30/41	GBP	1,183	1,390
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	2,094	1,513
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	1,765	1,281
[1]	Meadowhall Finance plc	4.986%	7/12/37	GBP	1,334	1,431
[1,7]	Merseylink Issuer plc	3.842%	3/31/43	GBP	200	202
[1]	Metropolitan Funding plc	4.125%	4/5/48	GBP	996	870
	Moat Homes Finance plc	5.000%	9/23/41	GBP	865	927
	Morhomes plc	3.400%	2/19/40	GBP	887	786
	Motability Operations Group plc	0.375%	1/3/26	EUR	3,988	3,907
	Motability Operations Group plc	4.375%	2/8/27	GBP	4,419	5,192
	Motability Operations Group plc	0.125%	7/20/28	EUR	16,444	14,589
	Motability Operations Group plc	1.750%	7/3/29	GBP	4,956	4,946
	Motability Operations Group plc	5.625%	11/29/30	GBP	996	1,217
	Motability Operations Group plc	3.500%	7/17/31	EUR	5,000	5,045
	Motability Operations Group plc	2.375%	3/14/32	GBP	3,218	3,076
	Motability Operations Group plc	3.625%	3/10/36	GBP	4,100	4,015
	Motability Operations Group plc	2.375%	7/3/39	GBP	100	79
	Motability Operations Group plc	2.125%	1/18/42	GBP	1,200	849
	Myriad Capital plc	4.750%	12/20/43	GBP	900	882
	National Gas Transmission plc	4.250%	4/5/30	EUR	2,500	2,601
	National Gas Transmission plc	1.125%	1/14/33	GBP	3,500	2,726
	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	EUR	3,000	3,074
	National Grid Electricity Distribution East Midlands plc	1.750%	9/9/31	GBP	1,200	1,073
	National Grid Electricity Distribution East Midlands plc	3.949%	9/20/32	EUR	5,400	5,432
	National Grid Electricity Distribution plc	3.500%	10/16/26	GBP	5,897	6,689
	National Grid Electricity Distribution South West plc	5.875%	3/25/27	GBP	1,127	1,374
	National Grid Electricity Distribution South West plc	5.818%	7/31/41	GBP	4,000	4,510
	National Grid Electricity Distribution West Midlands plc	5.750%	4/16/32	GBP	2,872	3,389
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	2,104	2,275
	National Grid Electricity Transmission plc	2.301%	6/22/29	CAD	2,536	1,534
	National Grid Electricity Transmission plc	5.221%	9/16/31	CAD	2,400	1,646
	National Grid Electricity Transmission plc	0.823%	7/7/32	EUR	2,800	2,205
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	2,982	2,124
	National Grid Electricity Transmission plc	0.872%	11/26/40	EUR	1,900	1,126
	National Grid plc	2.179%	6/30/26	EUR	1,100	1,104
	National Grid plc	0.163%	1/20/28	EUR	7,000	6,263
	National Grid plc	0.553%	9/18/29	EUR	7,243	6,152
	National Grid plc	2.949%	3/30/30	EUR	8,000	7,749
	National Grid plc	0.750%	9/1/33	EUR	1,200	874
	National Grid plc	3.245%	3/30/34	EUR	3,000	2,760
	National Grid plc	4.275%	1/16/35	EUR	5,000	4,995
	Nationwide Building Society	1.250%	3/3/25	EUR	300	305
	Nationwide Building Society	5.625%	1/28/26	GBP	723	883
	Nationwide Building Society	1.500%	3/8/26	EUR	7,576	7,674
	Nationwide Building Society	3.000%	5/6/26	GBP	10,444	11,873
	Nationwide Building Society	0.625%	3/25/27	EUR	19,395	18,579
	Nationwide Building Society	3.250%	1/20/28	GBP	4,725	5,212
59

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Nationwide Building Society	3.625%	3/15/28	EUR	12,500	13,222
	Nationwide Building Society	0.250%	9/14/28	EUR	8,406	7,327
	Nationwide Building Society	2.250%	6/25/29	EUR	2,543	2,501
	Nationwide Building Society	3.250%	9/5/29	EUR	5,000	4,953
	Nationwide Building Society	1.375%	6/29/32	EUR	8,179	7,142
	NatWest Group plc	1.750%	3/2/26	EUR	26,952	27,392
	NatWest Group plc	3.125%	3/28/27	GBP	3,092	3,465
	NatWest Group plc	2.057%	11/9/28	GBP	2,900	2,982
	NatWest Group plc	3.619%	3/29/29	GBP	9,600	10,342
	NatWest Group plc	0.670%	9/14/29	EUR	11,800	10,185
	NatWest Group plc	3.622%	8/14/30	GBP	3,000	3,418
	NatWest Group plc	1.043%	9/14/32	EUR	8,700	7,634
	NatWest Group plc	7.416%	6/6/33	GBP	3,000	3,610
	NatWest Markets plc	1.375%	3/2/27	EUR	15,900	15,264
[6]	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	4,533	5,362
[6]	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	2,154	2,535
	NewRiver REIT plc	3.500%	3/7/28	GBP	887	916
	Next Group plc	3.625%	5/18/28	GBP	6,541	7,170
	NIE Finance plc	2.500%	10/27/25	GBP	2,043	2,329
	NIE Finance plc	5.875%	12/1/32	GBP	3,000	3,609
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	241	285
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	1,535	1,619
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	791	883
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	778	431
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	3,485	3,730
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	300	317
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	1,329	1,507
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	486	492
	Notting Hill Genesis	3.750%	12/20/32	GBP	2,762	2,850
	Notting Hill Genesis	2.000%	6/3/36	GBP	803	626
	Notting Hill Genesis	5.250%	7/7/42	GBP	723	771
	Notting Hill Genesis	3.250%	10/12/48	GBP	150	112
	Notting Hill Genesis	4.375%	2/20/54	GBP	1,758	1,580
[1]	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	500	593
	Optivo Finance plc	2.857%	10/7/35	GBP	2,100	1,843
	Optivo Finance plc	5.250%	3/13/43	GBP	1,300	1,376
	Optivo Finance plc	3.283%	3/22/48	GBP	900	678
	Orbit Capital plc	2.000%	11/24/38	GBP	1,500	1,084
	Orbit Capital plc	3.500%	3/24/45	GBP	1,977	1,611
	Orbit Capital plc	3.375%	6/14/48	GBP	516	401
	Paradigm Homes Charitable Housing Assn. Ltd.	2.250%	5/20/51	GBP	2,777	1,716
	Paragon Treasury plc	2.000%	5/7/36	GBP	1,509	1,162
[1]	Paragon Treasury plc	3.625%	1/21/47	GBP	996	814
	Peabody Capital No. 2 plc	2.750%	3/2/34	GBP	2,000	1,817
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	150	142
	Peabody Capital plc	5.250%	3/17/43	GBP	2,900	3,132
	Pearson Funding plc	1.375%	5/6/25	EUR	283	284
	Pearson Funding plc	3.750%	6/4/30	GBP	1,107	1,156
[1]	Penarian Housing Finance plc	3.212%	6/7/52	GBP	723	555
	Pension Insurance Corp. plc	8.000%	11/23/26	GBP	3,872	4,783
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	3,809	4,055
	Phoenix Group Holdings plc	4.375%	1/24/29	EUR	7,466	7,124
	Phoenix Group Holdings plc	5.867%	6/13/29	GBP	6,019	6,691
	Phoenix Group Holdings plc	5.625%	4/28/31	GBP	1,381	1,445
	Platform HG Financing plc	1.926%	9/15/41	GBP	1,000	702
	Platform HG Financing plc	1.625%	8/10/55	GBP	2,348	1,143
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	1,545	1,944
	PRS Finance plc	1.750%	11/24/26	GBP	10,445	11,522
	PRS Finance plc	2.000%	1/23/29	GBP	8,131	8,545
	Quadgas Finance plc	3.375%	9/17/29	GBP	2,379	2,360
	RAC Bond Co. plc	4.870%	5/6/46	GBP	1,545	1,758
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.375%	5/19/26	EUR	2,543	2,469
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	5,053	4,389
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	2,543	2,209
[3]	Reckitt Benckiser Treasury Services plc	1.750%	5/19/32	GBP	2,159	1,971
	RELX Capital Inc.	1.300%	5/12/25	EUR	996	1,011
	RELX Finance BV	0.500%	3/10/28	EUR	7,631	7,002
60

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	RELX Finance BV	3.750%	6/12/31	EUR	1,667	1,722
	RELX Finance BV	0.875%	3/10/32	EUR	3,108	2,570
	Rentokil Initial Finance BV	3.875%	6/27/27	EUR	6,500	6,792
	Rentokil Initial Finance BV	4.375%	6/27/30	EUR	3,000	3,140
	Rentokil Initial plc	0.950%	11/22/24	EUR	2,599	2,650
	Rio Tinto Finance plc	4.000%	12/11/29	GBP	4,600	5,137
	Riverside Finance plc	3.875%	12/5/44	GBP	1,107	962
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	1,656	1,920
	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	5,471	4,690
[1]	RMPA Services plc	5.337%	9/30/38	GBP	1,317	1,554
	Rothesay Life plc	8.000%	10/30/25	GBP	7,157	8,777
	Rothesay Life plc	3.375%	7/12/26	GBP	7,011	7,765
	Rothesay Life plc	7.734%	5/16/33	GBP	2,000	2,340
	Royal Bank of Scotland Group plc	2.875%	9/19/26	GBP	8,207	9,321
	Sage Group plc	1.625%	2/25/31	GBP	4,608	4,178
	Sanctuary Capital plc	6.697%	3/23/39	GBP	1,052	1,375
	Sanctuary Capital plc	5.000%	4/26/47	GBP	2,055	2,132
	Sanctuary Capital plc	2.375%	4/14/50	GBP	548	347
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	8,356	9,552
	Santander UK Group Holdings plc	2.920%	5/8/26	GBP	7,401	8,465
	Santander UK Group Holdings plc	2.421%	1/17/29	GBP	3,100	3,164
	Santander UK Group Holdings plc	0.603%	9/13/29	EUR	8,958	7,628
	Santander UK plc	0.500%	1/10/25	EUR	4,144	4,204
	Santander UK plc	5.750%	3/2/26	GBP	3,012	3,687
	Santander UK plc	5.250%	2/16/29	GBP	3,122	3,785
	Santander UK plc	3.875%	10/15/29	GBP	4,648	5,073
[1]	Saxon Weald Capital plc	5.375%	6/6/42	GBP	515	572
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	498	527
	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	GBP	300	248
	Scottish Widows Ltd.	7.000%	6/16/43	GBP	700	790
	Segro Capital Sarl	0.500%	9/22/31	EUR	3,724	2,808
	Segro plc	2.375%	10/11/29	GBP	558	560
	Segro plc	2.875%	10/11/37	GBP	200	167
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	1,912	2,220
	Severn Trent Utilities Finance plc	6.250%	6/7/29	GBP	2,000	2,444
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	1,613	1,554
	Severn Trent Utilities Finance plc	4.625%	11/30/34	GBP	3,000	3,202
	Severn Trent Utilities Finance plc	5.250%	4/4/36	GBP	1,300	1,453
	Severn Trent Utilities Finance plc	2.000%	6/2/40	GBP	658	445
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,291	2,319
	Sky Ltd.	2.250%	11/17/25	EUR	300	307
	Sky Ltd.	2.500%	9/15/26	EUR	20,774	21,096
	Sky Ltd.	6.000%	5/21/27	GBP	150	186
	Sky Ltd.	4.000%	11/26/29	GBP	2,434	2,723
	Smith & Nephew plc	4.565%	10/11/29	EUR	1,000	1,066
	South Eastern Power Networks plc	5.500%	6/5/26	GBP	362	437
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	1,299	1,555
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	1,463	1,823
	South Eastern Power Networks plc	1.750%	9/30/34	GBP	785	636
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	3,864	4,004
	Southern Gas Networks plc	2.500%	2/3/25	GBP	2,310	2,694
	Southern Gas Networks plc	1.250%	12/2/31	GBP	4,600	3,847
	Southern Gas Networks plc	3.100%	9/15/36	GBP	3,500	2,977
	Southern Gas Networks plc	6.375%	5/15/40	GBP	338	390
	Southern Housing	3.500%	10/19/47	GBP	723	561
	Southern Water Services Finance Ltd.	6.640%	3/31/26	GBP	7,638	9,158
	Southern Water Services Finance Ltd.	1.625%	3/30/27	GBP	4,414	4,508
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	1,536	1,828
	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	150	127
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	50	47
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	189	198
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	2,345	1,525
	SP Distribution plc	5.875%	7/17/26	GBP	613	747
	SP Manweb plc	4.875%	9/20/27	GBP	200	237
	SSE plc	1.250%	4/16/25	EUR	6,579	6,669
	SSE plc	0.875%	9/6/25	EUR	778	778
	SSE plc	8.375%	11/20/28	GBP	1,512	2,037
61

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	SSE plc	1.750%	4/16/30	EUR	8,500	7,767
	SSE plc	6.250%	8/27/38	GBP	3,328	3,968
	SSE plc	3.125%	Perpetual	EUR	2,000	1,916
	SSE plc	4.000%	Perpetual	EUR	8,933	8,586
	Stagecoach Group Ltd.	4.000%	9/29/25	GBP	200	230
	Standard Chartered plc	1.625%	10/3/27	EUR	353	341
	Standard Chartered plc	4.874%	5/10/31	EUR	5,000	5,156
	Standard Chartered plc	4.375%	1/18/38	GBP	1,545	1,579
	Sunderland SHG Finance plc	6.380%	3/31/42	GBP	190	232
[1]	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	706	699
[1]	Telereal Secured Finance plc	4.010%	12/10/33	GBP	2,688	2,948
[1]	Telereal Securitisation plc	6.165%	12/10/33	GBP	557	669
	Telereal Securitisation plc	3.563%	12/10/36	GBP	1,100	1,133
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	15,142	14,763
	Tesco Corporate Treasury Services plc	0.375%	7/27/29	EUR	7,000	5,909
[1]	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	1,432	1,842
[1]	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	1,860	2,158
[1]	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	954	1,063
[1]	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	2,433	2,738
[1]	Tesco Property Finance 5 plc	5.661%	10/13/41	GBP	1,128	1,241
[1]	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	3,238	3,476
	Thames Water Utilities Finance plc	2.875%	12/12/24	CAD	346	237
	Thames Water Utilities Finance plc	4.000%	6/19/25	GBP	4,090	4,669
	Thames Water Utilities Finance plc	0.875%	1/31/28	EUR	4,600	4,026
	Thames Water Utilities Finance plc	3.500%	2/25/28	GBP	613	640
	Thames Water Utilities Finance plc	6.750%	11/16/28	GBP	1,840	2,150
	Thames Water Utilities Finance plc	4.375%	1/18/31	EUR	3,000	2,842
	Thames Water Utilities Finance plc	2.625%	1/24/32	GBP	1,717	1,497
	Thames Water Utilities Finance plc	1.250%	1/31/32	EUR	2,300	1,708
	Thames Water Utilities Finance plc	6.500%	2/9/32	GBP	700	784
	Thames Water Utilities Finance plc	4.375%	7/3/34	GBP	1,433	1,350
	Thames Water Utilities Finance plc	5.125%	9/28/37	GBP	721	692
	Thames Water Utilities Finance plc	2.375%	4/22/40	GBP	4,199	2,697
	Thames Water Utilities Finance plc	5.500%	2/11/41	GBP	802	769
	Thames Water Utilities Finance plc	4.625%	6/4/46	GBP	1,607	1,334
	Thames Water Utilities Finance plc	7.738%	4/9/58	GBP	603	715
	THFC Funding No. 2 plc	6.350%	7/8/41	GBP	1,216	1,514
	THFC Funding No.1 plc	5.125%	12/21/37	GBP	2,000	2,259
	THFC Funding No.3 plc	5.200%	10/11/45	GBP	2,163	2,320
	Together Housing Finance plc	4.500%	12/17/42	GBP	330	324
	Tritax EuroBox plc	0.950%	6/2/26	EUR	704	653
	Unilever Finance Netherlands BV	0.500%	1/6/25	EUR	100	102
	Unilever Finance Netherlands BV	1.250%	3/25/25	EUR	12,275	12,530
	Unilever Finance Netherlands BV	0.750%	2/28/26	EUR	4,400	4,357
	Unilever Finance Netherlands BV	1.125%	2/12/27	EUR	5,142	5,030
	Unilever Finance Netherlands BV	1.375%	7/31/29	EUR	2,708	2,536
	Unilever Finance Netherlands BV	1.750%	3/25/30	EUR	9,587	8,968
	Unilever Finance Netherlands BV	1.375%	9/4/30	EUR	613	558
	Unilever plc	1.500%	7/22/26	GBP	100	111
	Unilever plc	1.500%	6/11/39	EUR	2,653	1,963
	UNITE Group plc	3.500%	10/15/28	GBP	704	756
	UNITE USAF II plc	3.921%	6/30/30	GBP	2,037	2,375
	United Utilities Water Finance plc	0.875%	10/28/29	GBP	4,519	4,128
	United Utilities Water Finance plc	2.625%	2/12/31	GBP	4,034	3,949
	United Utilities Water Finance plc	2.000%	7/3/33	GBP	996	859
	United Utilities Water Finance plc	1.875%	6/3/42	GBP	371	236
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	3,489	4,198
	University College London	1.625%	6/4/61	GBP	2,800	1,415
	University of Leeds	3.125%	12/19/50	GBP	1,900	1,517
	University of Liverpool	3.375%	6/25/55	GBP	200	163
	University of Manchester	4.250%	7/4/53	GBP	943	938
	University of Oxford	2.544%	12/8/17	GBP	3,541	1,980
	University of Southampton	2.250%	4/11/57	GBP	100	60
	Urenco Finance NV	2.375%	12/2/24	EUR	2,094	2,167
	Utmost Group plc	4.000%	12/15/31	GBP	1,500	1,314
	Virgin Money UK plc	3.375%	4/24/26	GBP	7,644	8,697
	Virgin Money UK plc	4.000%	9/25/26	GBP	2,800	3,181
62

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Virgin Money UK plc	4.000%	9/3/27	GBP	2,872	3,162
	Virgin Money UK plc	5.125%	12/11/30	GBP	1,945	2,212
	Vodafone Group plc	1.875%	9/11/25	EUR	10,275	10,464
	Vodafone Group plc	1.125%	11/20/25	EUR	7,923	7,928
	Vodafone Group plc	5.625%	12/4/25	GBP	614	750
	Vodafone Group plc	2.200%	8/25/26	EUR	2,049	2,075
	Vodafone Group plc	1.500%	7/24/27	EUR	6,599	6,440
	Vodafone Group plc	4.200%	12/13/27	AUD	4,760	2,815
	Vodafone Group plc	1.875%	11/20/29	EUR	2,000	1,877
	Vodafone Group plc	1.625%	11/24/30	EUR	3,839	3,465
	Vodafone Group plc	1.600%	7/29/31	EUR	7,000	6,180
	Vodafone Group plc	5.900%	11/26/32	GBP	6,690	8,135
	Vodafone Group plc	2.875%	11/20/37	EUR	3,146	2,719
	Vodafone Group plc	2.500%	5/24/39	EUR	6,269	5,037
	Vodafone Group plc	3.375%	8/8/49	GBP	3,291	2,423
	Vodafone Group plc	3.000%	8/12/56	GBP	3,252	2,081
	Vodafone International Financing DAC	4.000%	2/10/43	EUR	1,500	1,403
	Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	2,543	3,032
	Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	723	603
	Wellcome Trust Finance plc	4.625%	7/25/36	GBP	2,754	3,135
	Wellcome Trust Ltd.	4.000%	5/9/59	GBP	1,107	1,053
	Wellcome Trust Ltd.	2.517%	2/7/18	GBP	2,159	1,211
	Wessex Water Services Finance plc	5.375%	3/10/28	GBP	484	567
	Wessex Water Services Finance plc	1.250%	1/12/36	GBP	2,214	1,495
	Western Power Distribution South Wales plc	1.625%	10/7/35	GBP	2,414	1,823
	Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	1,100	1,247
	Western Power Distribution South West plc	5.750%	3/23/40	GBP	900	1,020
	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/31	GBP	1,272	1,352
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	869	838
	WHG Treasury plc	4.250%	10/6/45	GBP	3,094	2,946
[1]	Wods Transmission plc	3.446%	8/24/34	GBP	397	430
	WPP Finance 2013	2.875%	9/14/46	GBP	1,107	723
	WPP Finance 2016	1.375%	3/20/25	EUR	7,292	7,391
	WPP Finance 2017	3.750%	5/19/32	GBP	704	698
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	5,531	4,920
	WPP Finance SA	2.250%	9/22/26	EUR	200	200
	WPP Finance SA	2.375%	5/19/27	EUR	2,553	2,542
	Yorkshire Building Society	0.625%	9/21/25	EUR	4,137	4,070
	Yorkshire Building Society	3.500%	4/21/26	GBP	503	575
	Yorkshire Building Society	0.010%	10/13/27	EUR	9,722	8,888
	Yorkshire Building Society	0.500%	7/1/28	EUR	3,019	2,654
	Yorkshire Building Society	3.375%	9/13/28	GBP	3,724	3,891
	Yorkshire Building Society	1.500%	9/15/29	GBP	2,214	2,106
	Yorkshire Housing Finance plc	4.125%	10/31/44	GBP	1,509	1,364
	Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	1,649	2,100
	Yorkshire Water Finance plc	3.625%	8/1/29	GBP	3,212	3,403
	Yorkshire Water Finance plc	6.375%	8/19/39	GBP	803	931
	Yorkshire Water Finance plc	2.750%	4/18/41	GBP	4,961	3,581
	Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	700	758
						1,951,285
United States (3.1%)
	3M Co.	1.500%	11/9/26	EUR	200	195
	3M Co.	1.750%	5/15/30	EUR	786	700
	Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	9,067	9,021
	Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	5,087	4,730
	AbbVie Inc.	0.750%	11/18/27	EUR	11,943	11,159
	AbbVie Inc.	2.625%	11/15/28	EUR	3,196	3,174
	AbbVie Inc.	2.125%	11/17/28	EUR	10,219	9,936
	AbbVie Inc.	2.125%	6/1/29	EUR	4,309	4,162
	AGCO International Holdings BV	0.800%	10/6/28	EUR	2,500	2,222
	Air Lease Corp.	2.625%	12/5/24	CAD	3,863	2,678
	Air Products and Chemicals Inc.	1.000%	2/12/25	EUR	1,730	1,769
	Air Products and Chemicals Inc.	0.500%	5/5/28	EUR	1,985	1,814
	Air Products and Chemicals Inc.	0.800%	5/5/32	EUR	1,780	1,442
	Air Products and Chemicals Inc.	4.000%	3/3/35	EUR	3,000	3,060
	Altria Group Inc.	1.700%	6/15/25	EUR	1,601	1,628
	Altria Group Inc.	2.200%	6/15/27	EUR	6,386	6,277
63

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Altria Group Inc.	3.125%	6/15/31	EUR	7,280	6,515
American Honda Finance Corp.	0.750%	11/25/26	GBP	3,266	3,445
American Honda Finance Corp.	3.750%	10/25/27	EUR	5,000	5,245
American Honda Finance Corp.	0.300%	7/7/28	EUR	6,000	5,347
American Honda Finance Corp.	5.600%	9/6/30	GBP	5,750	6,901
American International Group Inc.	1.875%	6/21/27	EUR	2,708	2,633
American Medical Systems Europe BV	0.750%	3/8/25	EUR	13,363	13,500
American Medical Systems Europe BV	1.625%	3/8/31	EUR	8,500	7,628
American Medical Systems Europe BV	1.875%	3/8/34	EUR	4,400	3,693
American Tower Corp.	1.950%	5/22/26	EUR	7,489	7,463
American Tower Corp.	0.450%	1/15/27	EUR	4,618	4,308
American Tower Corp.	0.400%	2/15/27	EUR	3,643	3,384
American Tower Corp.	0.500%	1/15/28	EUR	2,653	2,381
American Tower Corp.	0.875%	5/21/29	EUR	4,335	3,729
American Tower Corp.	0.950%	10/5/30	EUR	6,402	5,245
American Tower Corp.	4.625%	5/16/31	EUR	5,000	5,181
Amgen Inc.	2.000%	2/25/26	EUR	1,326	1,344
Amgen Inc.	5.500%	12/7/26	GBP	2,214	2,690
Amgen Inc.	4.000%	9/13/29	GBP	5,269	5,897
Aon Global Ltd.	2.875%	5/14/26	EUR	1,765	1,805
Apple Inc.	0.875%	5/24/25	EUR	8,711	8,827
Apple Inc.	0.000%	11/15/25	EUR	4,480	4,412
Apple Inc.	3.600%	6/10/26	AUD	950	580
Apple Inc.	1.625%	11/10/26	EUR	5,000	5,001
Apple Inc.	2.000%	9/17/27	EUR	3,584	3,598
Apple Inc.	1.375%	5/24/29	EUR	1,640	1,559
Apple Inc.	0.750%	2/25/30	CHF	2,800	2,917
Apple Inc.	0.500%	11/15/31	EUR	2,113	1,770
Apple Inc.	3.600%	7/31/42	GBP	1,936	1,837
Aptiv plc	1.500%	3/10/25	EUR	10,397	10,600
Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	7,960	7,993
AT&T Inc.	1.375%	12/4/24	CHF	370	404
AT&T Inc.	3.550%	11/18/25	EUR	7,400	7,766
AT&T Inc.	4.000%	11/25/25	CAD	5,367	3,736
AT&T Inc.	4.100%	1/19/26	AUD	400	246
AT&T Inc.	0.250%	3/4/26	EUR	8,724	8,462
AT&T Inc.	2.900%	12/4/26	GBP	1,656	1,844
AT&T Inc.	5.500%	3/15/27	GBP	750	898
AT&T Inc.	4.600%	9/19/28	AUD	5,180	3,088
AT&T Inc.	2.350%	9/5/29	EUR	7,069	6,759
AT&T Inc.	4.375%	9/14/29	GBP	1,900	2,120
AT&T Inc.	3.950%	4/30/31	EUR	5,000	5,139
AT&T Inc.	3.550%	12/17/32	EUR	9,066	8,924
AT&T Inc.	5.200%	11/18/33	GBP	3,072	3,427
AT&T Inc.	3.375%	3/15/34	EUR	1,436	1,357
AT&T Inc.	4.300%	11/18/34	EUR	3,950	4,038
AT&T Inc.	2.450%	3/15/35	EUR	2,599	2,208
AT&T Inc.	3.150%	9/4/36	EUR	9,266	8,181
AT&T Inc.	2.600%	5/19/38	EUR	6,101	4,904
AT&T Inc.	7.000%	4/30/40	GBP	4,400	5,500
AT&T Inc.	4.250%	6/1/43	GBP	4,053	3,636
AT&T Inc.	4.875%	6/1/44	GBP	2,174	2,110
AT&T Inc.	4.850%	5/25/47	CAD	5,587	3,190
AT&T Inc.	5.100%	11/25/48	CAD	1,950	1,149
Athene Global Funding	3.127%	3/10/25	CAD	3,000	2,067
Athene Global Funding	2.100%	9/24/25	CAD	1,428	950
Athene Global Funding	0.832%	1/8/27	EUR	3,500	3,266
Athene Global Funding	1.750%	11/24/27	GBP	3,019	3,037
Athene Global Funding	0.625%	1/12/28	EUR	3,287	2,911
Athene Global Funding	2.470%	6/9/28	CAD	2,244	1,360
Bank of America Corp.	2.300%	7/25/25	GBP	3,092	3,537
Bank of America Corp.	3.515%	3/24/26	CAD	1,529	1,065
Bank of America Corp.	0.808%	5/9/26	EUR	14,844	14,875
Bank of America Corp.	0.253%	6/12/26	CHF	3,000	3,164
Bank of America Corp.	1.949%	10/27/26	EUR	3,000	3,026
Bank of America Corp.	4.250%	12/10/26	GBP	2,227	2,586
Bank of America Corp.	1.776%	5/4/27	EUR	11,327	11,215
64

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bank of America Corp.	1.978%	9/15/27	CAD	5,381	3,476
Bank of America Corp.	3.615%	3/16/28	CAD	6,602	4,414
Bank of America Corp.	1.662%	4/25/28	EUR	1,306	1,262
Bank of America Corp.	0.583%	8/24/28	EUR	16,511	15,147
Bank of America Corp.	2.598%	4/4/29	CAD	1,901	1,197
Bank of America Corp.	0.694%	3/22/31	EUR	22,267	18,513
Bank of America Corp.	3.584%	4/27/31	GBP	5,800	6,077
Bank of America Corp.	0.654%	10/26/31	EUR	14,875	12,044
Baxter International Inc.	1.300%	5/30/25	EUR	7,487	7,557
Baxter International Inc.	1.300%	5/15/29	EUR	3,705	3,332
Becton Dickinson & Co	1.900%	12/15/26	EUR	5,985	5,948
Becton Dickinson & Co.	0.034%	8/13/25	EUR	2,777	2,737
Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	4,144	4,088
Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	EUR	4,151	3,696
Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	EUR	8,500	8,715
Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	EUR	2,294	1,417
Berkshire Hathaway Finance Corp.	2.000%	3/18/34	EUR	7,800	6,702
Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	4,441	3,504
Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	1,875	1,176
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	7,528	7,288
Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	2,850	2,822
Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	2,810,000	17,641
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	4,692	3,734
Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	330,000	1,458
Berry Global Inc.	1.500%	1/15/27	EUR	2,214	2,100
Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	100	102
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	387	371
Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	3,049	2,770
Blackstone Holdings Finance Co. LLC	3.500%	6/1/34	EUR	2,000	1,844
Blackstone Private Credit Fund	1.750%	11/30/26	EUR	3,000	2,740
Booking Holdings Inc.	0.100%	3/8/25	EUR	14,753	14,819
Booking Holdings Inc.	4.000%	11/15/26	EUR	6,800	7,242
Booking Holdings Inc.	1.800%	3/3/27	EUR	9,863	9,741
Booking Holdings Inc.	0.500%	3/8/28	EUR	9,906	9,084
Booking Holdings Inc.	3.625%	11/12/28	EUR	9,100	9,518
Booking Holdings Inc.	4.250%	5/15/29	EUR	1,000	1,073
Booking Holdings Inc.	4.500%	11/15/31	EUR	6,100	6,563
Booking Holdings Inc.	4.125%	5/12/33	EUR	9,500	9,843
Booking Holdings Inc.	4.750%	11/15/34	EUR	5,700	6,177
BorgWarner Inc.	1.000%	5/19/31	EUR	4,471	3,633
Boston Scientific Corp.	0.625%	12/1/27	EUR	2,516	2,338
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	790	800
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	2,094	1,748
Brown-Forman Corp.	1.200%	7/7/26	EUR	1,304	1,289
Brown-Forman Corp.	2.600%	7/7/28	GBP	4,713	5,115
Capital One Financial Corp.	1.650%	6/12/29	EUR	1,947	1,662
Cargill Inc.	3.875%	4/24/30	EUR	8,000	8,341
Celanese US Holdings LLC	4.777%	7/19/26	EUR	2,600	2,725
Celanese US Holdings LLC	2.125%	3/1/27	EUR	4,034	3,907
Celanese US Holdings LLC	0.625%	9/10/28	EUR	1,590	1,340
Celanese US Holdings LLC	5.337%	1/19/29	EUR	1,235	1,285
Chubb INA Holdings Inc.	0.300%	12/15/24	EUR	943	954
Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	4,627	4,403
Chubb INA Holdings Inc.	0.875%	12/15/29	EUR	6,212	5,414
Chubb INA Holdings Inc.	1.400%	6/15/31	EUR	2,434	2,090
Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	4,399	3,549
Citigroup Inc.	4.090%	6/9/25	CAD	1,501	1,047
Citigroup Inc.	2.400%	10/31/25	JPY	3,185,500	21,446
Citigroup Inc.	1.250%	7/6/26	EUR	7,600	7,616
Citigroup Inc.	1.500%	7/24/26	EUR	7,539	7,576
Citigroup Inc.	2.125%	9/10/26	EUR	2,763	2,772
Citigroup Inc.	1.750%	10/23/26	GBP	5,745	6,222
Citigroup Inc.	2.800%	6/25/27	JPY	202,600	1,401
Citigroup Inc.	0.500%	10/8/27	EUR	19,633	18,599
Citigroup Inc.	1.625%	3/21/28	EUR	3,000	2,861
Citigroup Inc.	1.250%	4/10/29	EUR	1,545	1,390
Citigroup Inc.	4.500%	3/3/31	GBP	498	527
65

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Citigroup Inc.	6.800%	6/25/38	GBP	321	416
Citigroup Inc.	7.375%	9/1/39	GBP	338	460
CNH Industrial Capital Canada Ltd.	5.500%	8/11/26	CAD	2,300	1,651
Coca-Cola Co.	1.125%	3/9/27	EUR	6,688	6,497
Coca-Cola Co.	0.125%	3/9/29	EUR	2,389	2,102
Coca-Cola Co.	0.400%	5/6/30	EUR	6,930	5,954
Coca-Cola Co.	0.500%	3/9/33	EUR	5,571	4,368
Coca-Cola Co.	0.375%	3/15/33	EUR	12,873	9,958
Coca-Cola Co.	1.625%	3/9/35	EUR	2,900	2,408
Coca-Cola Co.	0.950%	5/6/36	EUR	3,244	2,394
Coca-Cola Co.	0.800%	3/15/40	EUR	3,037	1,931
Coca-Cola Co.	1.000%	3/9/41	EUR	1,700	1,105
Colgate-Palmolive Co.	0.500%	3/6/26	EUR	943	928
Colgate-Palmolive Co.	0.300%	11/10/29	EUR	4,000	3,490
Colgate-Palmolive Co.	1.375%	3/6/34	EUR	1,326	1,123
Colgate-Palmolive Co.	0.875%	11/12/39	EUR	383	251
Comcast Corp.	0.000%	9/14/26	EUR	3,694	3,501
Comcast Corp.	1.500%	2/20/29	GBP	2,231	2,229
Comcast Corp.	0.250%	9/14/29	EUR	6,482	5,537
Comcast Corp.	5.500%	11/23/29	GBP	2,044	2,476
Comcast Corp.	0.750%	2/20/32	EUR	1,600	1,303
Comcast Corp.	1.875%	2/20/36	GBP	3,358	2,683
Comcast Corp.	1.250%	2/20/40	EUR	1,248	836
Corning Inc.	0.992%	8/10/27	JPY	830,000	5,245
CRH Finance DAC	1.375%	10/18/28	EUR	667	623
CRH Finance UK plc	4.125%	12/2/29	GBP	2,927	3,234
CRH Funding BV	1.625%	5/5/30	EUR	9,397	8,505
CRH SMW Finance DAC	1.250%	11/5/26	EUR	3,724	3,638
CRH SMW Finance DAC	4.000%	7/11/31	EUR	7,059	7,284
Danaher Corp.	2.500%	3/30/30	EUR	5,910	5,758
DH Europe Finance II Sarl	0.200%	3/18/26	EUR	7,796	7,562
DH Europe Finance II Sarl	0.450%	3/18/28	EUR	7,810	7,149
DH Europe Finance II Sarl	0.750%	9/18/31	EUR	11,315	9,399
DH Europe Finance II Sarl	1.350%	9/18/39	EUR	6,025	4,170
DH Europe Finance II Sarl	1.800%	9/18/49	EUR	1,092	682
Digital Dutch Finco BV	1.500%	3/15/30	EUR	5,300	4,477
Digital Dutch Finco BV	1.250%	2/1/31	EUR	2,316	1,855
Digital Dutch Finco BV	1.000%	1/15/32	EUR	1,250	947
Digital Euro Finco LLC	1.125%	4/9/28	EUR	11,367	10,171
Digital Stout Holding LLC	3.300%	7/19/29	GBP	3,515	3,595
Digital Stout Holding LLC	3.750%	10/17/30	GBP	2,094	2,128
Discovery Communications LLC	1.900%	3/19/27	EUR	7,041	6,830
Dover Corp.	1.250%	11/9/26	EUR	13,810	13,510
Dow Chemical Co.	0.500%	3/15/27	EUR	9,122	8,560
Dow Chemical Co.	1.875%	3/15/40	EUR	1,840	1,261
Duke Energy Corp.	3.100%	6/15/28	EUR	9,500	9,527
Duke Energy Corp.	3.850%	6/15/34	EUR	4,700	4,457
DXC Capital Funding DAC	0.450%	9/15/27	EUR	2,697	2,376
DXC Capital Funding DAC	0.950%	9/15/31	EUR	4,129	3,064
DXC Technology Co.	1.750%	1/15/26	EUR	4,237	4,185
Eastman Chemical Co.	1.875%	11/23/26	EUR	9,471	9,317
Eaton Capital Unlimited Co.	0.577%	3/8/30	EUR	1,900	1,617
Eaton Capital UnLtd Co	0.697%	5/14/25	EUR	5,938	5,969
Ecolab Inc.	1.000%	1/15/24	EUR	2,543	2,672
Eli Lilly & Co.	2.125%	6/3/30	EUR	4,144	3,996
Eli Lilly & Co.	1.700%	11/1/49	EUR	3,102	1,990
Eli Lilly & Co.	1.375%	9/14/61	EUR	3,000	1,473
Emerson Electric Co.	1.250%	10/15/25	EUR	996	1,005
Emerson Electric Co.	2.000%	10/15/29	EUR	996	954
Equinix Inc.	0.250%	3/15/27	EUR	2,214	2,059
Euronet Worldwide Inc.	1.375%	5/22/26	EUR	3,156	3,011
Experian Europe DAC	1.560%	5/16/31	EUR	1,400	1,224
Experian Finance plc	1.375%	6/25/26	EUR	300	296
Experian Finance plc	3.250%	4/7/32	GBP	2,872	2,902
Exxon Mobil Corp.	0.142%	6/26/24	EUR	10,329	10,656
Exxon Mobil Corp.	0.835%	6/26/32	EUR	13,032	10,474
FedEx Corp.	1.625%	1/11/27	EUR	3,541	3,469
66

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
FedEx Corp.	1.300%	8/5/31	EUR	1,161	998
FedEx Corp.	0.950%	5/4/33	EUR	6,723	5,129
Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	14,734	14,084
Fidelity National Information Services Inc.	2.250%	12/3/29	GBP	1,120	1,101
Fidelity National Information Services Inc.	2.000%	5/21/30	EUR	2,214	2,009
Fidelity National Information Services Inc.	3.360%	5/21/31	GBP	2,403	2,434
Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	706	556
Fiserv Inc.	2.250%	7/1/25	GBP	700	803
Fiserv Inc.	1.125%	7/1/27	EUR	1,467	1,392
Fiserv Inc.	1.625%	7/1/30	EUR	9,285	8,188
Fiserv Inc.	3.000%	7/1/31	GBP	3,315	3,271
Ford Credit Canada Co.	7.000%	2/10/26	CAD	1,805	1,311
Ford Credit Canada Co.	2.961%	9/16/26	CAD	2,345	1,537
Ford Motor Credit Co. LLC	4.535%	3/6/25	GBP	700	824
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	765	524
GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	4,579	5,418
General Electric Co.	0.875%	5/17/25	EUR	3,700	3,724
General Electric Co.	1.500%	5/17/29	EUR	2,278	2,118
General Electric Co.	4.125%	9/19/35	EUR	4,715	4,829
General Electric Co.	2.125%	5/17/37	EUR	2,994	2,401
General Electric Co.	4.875%	9/18/37	GBP	453	459
General Mills Inc.	0.450%	1/15/26	EUR	3,710	3,630
General Mills Inc.	1.500%	4/27/27	EUR	996	974
General Mills Inc.	3.907%	4/13/29	EUR	9,598	10,027
General Motors Financial Co. Inc.	1.000%	2/24/25	EUR	9,300	9,412
General Motors Financial Co. Inc.	2.350%	9/3/25	GBP	2,400	2,715
General Motors Financial Co. Inc.	0.850%	2/26/26	EUR	14,287	13,946
General Motors Financial Co. Inc.	0.650%	9/7/28	EUR	3,019	2,647
General Motors Financial of Canada Ltd.	1.700%	7/9/25	CAD	1,100	737
General Motors Financial of Canada Ltd.	1.750%	4/15/26	CAD	1,496	974
General Motors Financial of Canada Ltd.	3.150%	2/8/27	CAD	1,860	1,222
General Motors Financial of Canada Ltd.	5.200%	2/9/28	CAD	1,700	1,176
Global Payments Inc.	4.875%	3/17/31	EUR	11,055	11,372
Goldman Sachs Group Inc.	3.375%	3/27/25	EUR	2,561	2,681
Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	4,284	4,341
Goldman Sachs Group Inc.	7.125%	8/7/25	GBP	1,899	2,352
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	9,177	10,765
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	11,899	12,223
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	1,389	1,380
Goldman Sachs Group Inc.	2.599%	11/30/27	CAD	3,570	2,330
Goldman Sachs Group Inc.	1.500%	12/7/27	GBP	7,515	7,706
Goldman Sachs Group Inc.	0.250%	1/26/28	EUR	1,365	1,225
Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	3,638	3,529
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	403	511
Goldman Sachs Group Inc.	2.013%	2/28/29	CAD	4,951	3,040
Goldman Sachs Group Inc.	0.875%	5/9/29	EUR	9,300	8,122
Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	3,211	3,369
Goldman Sachs Group Inc.	3.625%	10/29/29	GBP	934	1,010
Goldman Sachs Group Inc.	1.875%	12/16/30	GBP	375	348
Goldman Sachs Group Inc.	0.750%	3/23/32	EUR	11,206	8,669
Goldman Sachs Group Inc.	1.000%	3/18/33	EUR	2,769	2,120
Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	1,263	1,479
Haleon Netherlands Capital BV	1.250%	3/29/26	EUR	7,500	7,433
Haleon Netherlands Capital BV	2.125%	3/29/34	EUR	2,800	2,392
Harley-Davidson Financial Services Inc.	5.125%	4/5/26	EUR	6,500	6,955
HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	917	594
Highland Holdings Sarl	0.318%	12/15/26	EUR	10,300	9,675
Highland Holdings Sarl	0.934%	12/15/31	EUR	2,000	1,614
Honeywell International Inc.	2.250%	2/22/28	EUR	13,772	13,661
Honeywell International Inc.	0.750%	3/10/32	EUR	1,000	810
Honeywell International Inc.	3.750%	5/17/32	EUR	7,100	7,209
Honeywell International Inc.	4.125%	11/2/34	EUR	2,507	2,570
Illinois Tool Works Inc.	0.250%	12/5/24	EUR	2,379	2,418
Illinois Tool Works Inc.	0.625%	12/5/27	EUR	5,617	5,262
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	5,920	5,665
Illinois Tool Works Inc.	1.000%	6/5/31	EUR	3,102	2,702
International Business Machines Corp.	0.875%	1/31/25	EUR	1,545	1,572
67

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	International Business Machines Corp.	0.950%	5/23/25	EUR	9,397	9,496
	International Business Machines Corp.	2.875%	11/7/25	EUR	2,050	2,128
	International Business Machines Corp.	1.250%	1/29/27	EUR	6,265	6,115
	International Business Machines Corp.	0.300%	2/11/28	EUR	3,815	3,478
	International Business Machines Corp.	1.750%	3/7/28	EUR	1,900	1,850
	International Business Machines Corp.	1.500%	5/23/29	EUR	3,700	3,456
	International Business Machines Corp.	1.750%	1/31/31	EUR	4,758	4,306
	International Business Machines Corp.	3.625%	2/6/31	EUR	5,000	5,118
	International Business Machines Corp.	1.250%	2/9/34	EUR	5,100	4,068
	International Business Machines Corp.	3.750%	2/6/35	EUR	2,000	2,004
	International Business Machines Corp.	1.200%	2/11/40	EUR	2,763	1,805
	International Business Machines Corp.	4.000%	2/6/43	EUR	2,584	2,474
	International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	4,502	4,413
	John Deere Cash Management Sarl	2.200%	4/2/32	EUR	5,087	4,721
	John Deere Cash Management Sarl	1.650%	6/13/39	EUR	2,543	1,878
	John Deere Financial Inc.	2.580%	10/16/26	CAD	969	647
	John Deere Financial Inc.	4.950%	6/14/27	CAD	2,000	1,431
	John Deere Financial Inc.	1.340%	9/8/27	CAD	4,030	2,512
	John Deere Financial Inc.	5.170%	9/15/28	CAD	3,611	2,586
	Johnson & Johnson	1.150%	11/20/28	EUR	558	530
	Johnson & Johnson	1.650%	5/20/35	EUR	150	129
	Johnson Controls International plc	1.375%	2/25/25	EUR	8,160	8,316
	Johnson Controls International plc	4.250%	5/23/35	EUR	9,680	9,832
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/27	EUR	2,532	2,324
	JPMorgan Chase & Co.	3.000%	2/19/26	EUR	2,872	2,967
	JPMorgan Chase & Co.	0.991%	4/28/26	GBP	7,448	8,409
	JPMorgan Chase & Co.	3.500%	12/18/26	GBP	2,543	2,916
	JPMorgan Chase & Co.	1.090%	3/11/27	EUR	32,076	31,485
	JPMorgan Chase & Co.	0.389%	2/24/28	EUR	16,892	15,714
	JPMorgan Chase & Co.	1.896%	3/5/28	CAD	8,150	5,215
	JPMorgan Chase & Co.	1.638%	5/18/28	EUR	2,084	2,014
	JPMorgan Chase & Co.	1.963%	3/23/30	EUR	21,500	20,155
	JPMorgan Chase & Co.	1.001%	7/25/31	EUR	3,800	3,214
	JPMorgan Chase & Co.	1.047%	11/4/32	EUR	900	738
	JPMorgan Chase & Co.	1.895%	4/28/33	GBP	3,000	2,671
	Kellanova	0.500%	5/20/29	EUR	2,000	1,739
	Kellogg Co.	1.250%	3/10/25	EUR	2,599	2,651
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	1,699	1,674
	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	3,587	3,200
[3]	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	1,545	1,378
	Kraft Heinz Foods Co.	2.250%	5/25/28	EUR	10,000	9,852
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	7,182	7,336
	Linde Inc.	1.625%	12/1/25	EUR	10,476	10,597
	Linde plc	3.375%	6/12/29	EUR	7,500	7,754
	Linde plc	1.000%	9/30/51	EUR	6,700	3,332
	LYB International Finance II BV	0.875%	9/17/26	EUR	4,539	4,350
	ManpowerGroup Inc.	1.750%	6/22/26	EUR	250	250
	MassMutual Global Funding II	3.750%	1/19/30	EUR	2,500	2,565
	Mastercard Inc.	2.100%	12/1/27	EUR	4,165	4,173
	Mastercard Inc.	1.000%	2/22/29	EUR	6,800	6,247
	McDonald's Corp.	3.000%	3/8/24	AUD	6,060	3,818
	McDonald's Corp.	2.375%	11/27/24	EUR	100	104
	McDonald's Corp.	3.125%	3/4/25	CAD	5,101	3,564
	McDonald's Corp.	0.900%	6/15/26	EUR	100	98
	McDonald's Corp.	1.875%	5/26/27	EUR	100	99
	McDonald's Corp.	1.750%	5/3/28	EUR	1,900	1,843
	McDonald's Corp.	0.250%	10/4/28	EUR	9,300	8,233
	McDonald's Corp.	2.375%	5/31/29	EUR	3,000	2,922
	McDonald's Corp.	2.625%	6/11/29	EUR	100	98
	McDonald's Corp.	1.500%	11/28/29	EUR	7,200	6,603
	McDonald's Corp.	2.950%	3/15/34	GBP	2,800	2,640
	McDonald's Corp.	3.000%	5/31/34	EUR	4,900	4,604
	McDonald's Corp.	4.125%	6/11/54	GBP	800	701
	McKesson Corp.	1.500%	11/17/25	EUR	6,414	6,474
	McKesson Corp.	1.625%	10/30/26	EUR	5,197	5,164
	McKesson Corp.	3.125%	2/17/29	GBP	398	426
	Medtronic Global Holdings SCA	0.250%	7/2/25	EUR	1,491	1,483
68

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Medtronic Global Holdings SCA	2.625%	10/15/25	EUR	1,083	1,117
	Medtronic Global Holdings SCA	0.375%	10/15/28	EUR	10,196	9,159
	Medtronic Global Holdings SCA	3.000%	10/15/28	EUR	1,725	1,759
	Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	4,144	3,756
	Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	1,436	1,234
	Medtronic Global Holdings SCA	3.125%	10/15/31	EUR	1,200	1,194
	Medtronic Global Holdings SCA	0.750%	10/15/32	EUR	2,087	1,678
	Medtronic Global Holdings SCA	3.375%	10/15/34	EUR	1,547	1,523
	Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	1,297	911
	Medtronic Global Holdings SCA	1.375%	10/15/40	EUR	7,934	5,296
	Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	7,796	4,735
	Medtronic Global Holdings SCA	1.625%	10/15/50	EUR	7,158	4,189
	Merck & Co. Inc.	0.500%	11/2/24	EUR	5,043	5,152
	Merck & Co. Inc.	1.875%	10/15/26	EUR	1,710	1,713
	Merck & Co. Inc.	2.500%	10/15/34	EUR	2,686	2,485
	Merck & Co. Inc.	1.375%	11/2/36	EUR	1,216	944
	MetLife Inc.	5.375%	12/9/24	GBP	1,487	1,792
	MetLife Inc.	0.769%	5/23/29	JPY	670,000	4,192
	Metropolitan Life Global Funding I	4.125%	9/2/25	GBP	3,000	3,549
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	1,281	753
	Metropolitan Life Global Funding I	0.625%	12/8/27	GBP	4,471	4,481
	Metropolitan Life Global Funding I	1.950%	3/20/28	CAD	2,843	1,763
	Metropolitan Life Global Funding I	4.000%	4/5/28	EUR	3,000	3,170
	Metropolitan Life Global Funding I	2.450%	1/12/29	CAD	1,650	1,024
	Metropolitan Life Global Funding I	1.625%	9/21/29	GBP	3,000	2,919
	Metropolitan Life Global Funding I	5.000%	1/10/30	GBP	5,000	5,847
	Metropolitan Life Global Funding I	3.394%	4/9/30	CAD	2,128	1,343
	Metropolitan Life Global Funding I	3.750%	12/5/30	EUR	6,700	6,895
	Microsoft Corp.	3.125%	12/6/28	EUR	11,236	11,708
	Microsoft Corp.	2.625%	5/2/33	EUR	2,094	2,067
	Mohawk Capital Finance SA	1.750%	6/12/27	EUR	1,400	1,355
	Molson Coors International LP	3.440%	7/15/26	CAD	1,853	1,260
[3]	Mondelez International Holdings Netherlands BV	0.000%	9/22/26	EUR	4,812	4,573
[3]	Mondelez International Holdings Netherlands BV	0.250%	9/9/29	EUR	3,563	3,044
[3]	Mondelez International Holdings Netherlands BV	1.250%	9/9/41	EUR	1,590	1,012
	Mondelez International Inc.	3.250%	3/7/25	CAD	2,240	1,561
	Mondelez International Inc.	1.625%	3/8/27	EUR	6,011	5,901
	Mondelez International Inc.	0.250%	3/17/28	EUR	10,430	9,403
	Mondelez International Inc.	2.375%	3/6/35	EUR	2,137	1,838
	Moody's Corp.	0.950%	2/25/30	EUR	4,892	4,268
	Morgan Stanley	2.103%	5/8/26	EUR	3,500	3,578
	Morgan Stanley	1.342%	10/23/26	EUR	6,908	6,891
	Morgan Stanley	1.375%	10/27/26	EUR	3,700	3,606
	Morgan Stanley	2.625%	3/9/27	GBP	4,495	4,954
	Morgan Stanley	1.779%	8/4/27	CAD	3,309	2,140
	Morgan Stanley	0.406%	10/29/27	EUR	7,430	6,977
	Morgan Stanley	0.495%	10/26/29	EUR	17,019	14,767
	Morgan Stanley	0.497%	2/7/31	EUR	16,470	13,484
	Morgan Stanley	5.789%	11/18/33	GBP	8,800	10,323
	Morgan Stanley	5.148%	1/25/34	EUR	13,000	14,003
	Mylan Inc.	2.125%	5/23/25	EUR	5,600	5,710
	Nasdaq Inc.	1.750%	3/28/29	EUR	4,812	4,500
	Nasdaq Inc.	0.875%	2/13/30	EUR	5,864	5,082
	Nasdaq Inc.	4.500%	2/15/32	EUR	4,509	4,743
	Nasdaq Inc.	0.900%	7/30/33	EUR	2,800	2,114
	National Grid North America Inc	1.054%	1/20/31	EUR	7,500	6,235
	National Grid North America Inc.	0.410%	1/20/26	EUR	5,000	4,878
	Nestle Finance International Ltd.	0.000%	11/12/24	EUR	7,515	7,655
	Nestle Finance International Ltd.	0.000%	6/14/26	EUR	3,500	3,394
	Nestle Finance International Ltd.	1.250%	11/2/29	EUR	5,536	5,170
	Nestle Finance International Ltd.	1.500%	4/1/30	EUR	5,124	4,772
	Nestle Finance International Ltd.	0.375%	5/12/32	EUR	4,000	3,255
	Nestle Finance International Ltd.	0.000%	3/3/33	EUR	4,455	3,358
	Nestle Finance International Ltd.	1.500%	3/29/35	EUR	3,500	2,913
	Nestle Finance International Ltd.	1.750%	11/2/37	EUR	4,125	3,358
	Nestle Finance International Ltd.	0.375%	12/3/40	EUR	3,587	2,155
	Nestle Finance International Ltd.	0.875%	6/14/41	EUR	9,260	6,028
69

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nestle Holdings Inc.	2.125%	4/4/27	GBP	1,250	1,376
Nestle Holdings Inc.	2.192%	1/26/29	CAD	7,380	4,631
Nestle Holdings Inc.	1.375%	6/23/33	GBP	3,000	2,571
Nestle SA	1.875%	6/28/29	CHF	5,000	5,553
Nestle SA	2.000%	6/28/33	CHF	2,000	2,228
Nestle SA	2.500%	7/14/34	CHF	4,900	5,701
Nestle SA	2.125%	6/28/38	CHF	2,000	2,236
Netflix Inc.	4.625%	5/15/29	EUR	2,500	2,688
Netflix Inc.	3.875%	11/15/29	EUR	10,000	10,346
Netflix Inc.	3.625%	6/15/30	EUR	5,500	5,564
New York Life Global Funding	5.250%	6/30/26	CAD	2,300	1,649
New York Life Global Funding	1.250%	12/17/26	GBP	3,724	3,987
New York Life Global Funding	0.250%	1/23/27	EUR	9,787	9,251
New York Life Global Funding	2.000%	4/17/28	CAD	2,993	1,868
New York Life Global Funding	3.625%	1/9/30	EUR	4,000	4,124
NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	2,290	1,314
Omnicom Capital Holdings plc	2.250%	11/22/33	GBP	2,429	2,121
Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	7,904	7,441
Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	2,269	1,991
Oracle Corp.	3.125%	7/10/25	EUR	448	468
Parker-Hannifin Corp.	1.125%	3/1/25	EUR	7,955	8,086
PepsiCo Inc.	0.750%	3/18/27	EUR	996	958
PepsiCo Inc.	0.500%	5/6/28	EUR	5,974	5,510
PepsiCo Inc.	0.875%	7/18/28	EUR	1,875	1,754
PepsiCo Inc.	1.125%	3/18/31	EUR	943	834
PepsiCo Inc.	0.400%	10/9/32	EUR	6,028	4,762
PepsiCo Inc.	0.750%	10/14/33	EUR	3,343	2,651
PepsiCo Inc.	0.875%	10/16/39	EUR	5,032	3,311
PepsiCo Inc.	1.050%	10/9/50	EUR	1,107	610
Pershing Square Holdings Ltd.	1.375%	10/1/27	EUR	1,500	1,355
Pfizer Inc.	1.000%	3/6/27	EUR	1,765	1,714
Pfizer Inc.	2.735%	6/15/43	GBP	4,634	3,631
Philip Morris International Inc.	0.625%	11/8/24	EUR	667	681
Philip Morris International Inc.	2.750%	3/19/25	EUR	1,000	1,039
Philip Morris International Inc.	2.875%	3/3/26	EUR	1,609	1,655
Philip Morris International Inc.	2.875%	5/14/29	EUR	1,272	1,245
Philip Morris International Inc.	0.800%	8/1/31	EUR	4,539	3,597
Philip Morris International Inc.	3.125%	6/3/33	EUR	548	497
Philip Morris International Inc.	2.000%	5/9/36	EUR	2,090	1,528
Philip Morris International Inc.	1.875%	11/6/37	EUR	1,463	994
Philip Morris International Inc.	1.450%	8/1/39	EUR	7,902	4,705
PPG Industries Inc.	1.875%	6/1/25	EUR	2,296	2,347
PPG Industries Inc.	0.875%	11/3/25	EUR	1,326	1,319
PPG Industries Inc.	1.400%	3/13/27	EUR	200	194
PPG Industries Inc.	2.750%	6/1/29	EUR	2,906	2,868
Procter & Gamble Co.	1.375%	5/3/25	GBP	4,977	5,721
Procter & Gamble Co.	3.250%	8/2/26	EUR	6,625	6,942
Procter & Gamble Co.	4.875%	5/11/27	EUR	5,000	5,520
Procter & Gamble Co.	1.200%	10/30/28	EUR	2,379	2,254
Procter & Gamble Co.	1.800%	5/3/29	GBP	6,427	6,663
Procter & Gamble Co.	1.250%	10/25/29	EUR	3,541	3,298
Procter & Gamble Co.	0.350%	5/5/30	EUR	8,000	6,909
Procter & Gamble Co.	3.250%	8/2/31	EUR	3,000	3,089
Procter & Gamble Co.	1.875%	10/30/38	EUR	1,216	990
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	5,728	5,237
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	1,729	1,551
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	5,481	5,094
Prologis Euro Finance LLC	1.000%	2/8/29	EUR	4,967	4,404
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	3,019	2,379
Prologis Euro Finance LLC	0.500%	2/16/32	EUR	4,197	3,164
Prologis Euro Finance LLC	4.625%	5/23/33	EUR	4,000	4,123
Prologis Euro Finance LLC	1.500%	2/8/34	EUR	1,300	1,003
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	4,710	3,284
Prologis Euro Finance LLC	1.000%	2/16/41	EUR	2,130	1,190
Prologis Euro Finance LLC	4.250%	1/31/43	EUR	2,000	1,813
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	1,619	829
Prologis LP	3.000%	6/2/26	EUR	778	799
70

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Prologis LP	2.250%	6/30/29	GBP	4,469	4,477
Prologis LP	5.250%	1/15/31	CAD	4,000	2,747
Public Storage Operating Co.	0.500%	9/9/30	EUR	3,241	2,610
Public Storage Operating Co.	0.875%	1/24/32	EUR	3,376	2,653
Realty Income Corp.	1.875%	1/14/27	GBP	624	666
Realty Income Corp.	1.125%	7/13/27	GBP	5,938	6,042
Realty Income Corp.	4.875%	7/6/30	EUR	1,769	1,852
Realty Income Corp.	1.750%	7/13/33	GBP	2,043	1,662
Realty Income Corp.	5.125%	7/6/34	EUR	7,677	7,930
Realty Income Corp.	2.500%	1/14/42	GBP	946	664
Revvity Inc.	1.875%	7/19/26	EUR	2,323	2,300
Roche Finance Europe BV	0.875%	2/25/25	EUR	484	495
RTX Corp.	2.150%	5/18/30	EUR	6,316	5,706
Sanofi	1.000%	4/1/25	EUR	7,600	7,723
Sanofi	1.750%	9/10/26	EUR	3,400	3,405
Sanofi	0.500%	1/13/27	EUR	400	385
Sanofi	1.125%	4/5/28	EUR	5,200	4,956
Sanofi	0.875%	3/21/29	EUR	5,000	4,583
Sanofi	1.500%	4/1/30	EUR	7,600	7,038
Sanofi	1.875%	3/21/38	EUR	3,500	2,873
Schlumberger Finance BV	0.250%	10/15/27	EUR	5,087	4,674
Schlumberger Finance BV	0.500%	10/15/31	EUR	5,087	4,111
Schlumberger Finance BV	2.000%	5/6/32	EUR	3,019	2,721
Schlumberger Finance France SAS	1.000%	2/18/26	EUR	1,765	1,749
Schneider Electric SE	0.875%	3/11/25	EUR	1,500	1,529
Schneider Electric SE	1.375%	6/21/27	EUR	2,200	2,151
Schneider Electric SE	1.500%	1/15/28	EUR	5,600	5,440
Schneider Electric SE	0.250%	3/11/29	EUR	12,600	11,146
Schneider Electric SE	3.375%	4/13/34	EUR	5,000	4,978
Signify NV	2.375%	5/11/27	EUR	3,450	3,376
Simon International Finance SCA	1.125%	3/19/33	EUR	2,821	2,121
Southern Co.	1.875%	9/15/81	EUR	4,624	3,887
Southern Power Co.	1.850%	6/20/26	EUR	5,471	5,482
Stellantis NV	2.000%	3/20/25	EUR	1,900	1,957
Stellantis NV	3.875%	1/5/26	EUR	8,728	9,228
Stellantis NV	2.750%	5/15/26	EUR	4,600	4,724
Stellantis NV	4.500%	7/7/28	EUR	14,077	15,178
Stellantis NV	0.750%	1/18/29	EUR	2,000	1,778
Stellantis NV	4.375%	3/14/30	EUR	5,000	5,292
Stellantis NV	2.750%	4/1/32	EUR	3,500	3,197
Stellantis NV	1.250%	6/20/33	EUR	7,448	5,757
Stryker Corp.	0.250%	12/3/24	EUR	1,985	2,013
Stryker Corp.	2.125%	11/30/27	EUR	3,943	3,898
Stryker Corp.	0.750%	3/1/29	EUR	1,600	1,434
Stryker Corp.	2.625%	11/30/30	EUR	2,052	1,984
Stryker Corp.	1.000%	12/3/31	EUR	5,635	4,702
Swiss Re Finance UK plc	2.714%	6/4/52	EUR	2,300	1,952
Sysco Canada Inc.	3.650%	4/25/25	CAD	1,804	1,261
Thermo Fisher Scientific Finance I BV	0.000%	11/18/25	EUR	8,714	8,523
Thermo Fisher Scientific Finance I BV	0.800%	10/18/30	EUR	6,872	5,896
Thermo Fisher Scientific Finance I BV	1.125%	10/18/33	EUR	6,693	5,384
Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	EUR	4,753	3,237
Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	EUR	5,000	3,041
Thermo Fisher Scientific Inc.	0.125%	3/1/25	EUR	3,212	3,226
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	3,092	3,179
Thermo Fisher Scientific Inc.	3.200%	1/21/26	EUR	3,700	3,860
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	12,827	12,866
Thermo Fisher Scientific Inc.	1.450%	3/16/27	EUR	1,500	1,472
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	1,545	1,527
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	6,201	5,701
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	448	424
Thermo Fisher Scientific Inc.	1.950%	7/24/29	EUR	5,000	4,785
Thermo Fisher Scientific Inc.	0.875%	10/1/31	EUR	5,000	4,188
Thermo Fisher Scientific Inc.	3.650%	11/21/34	EUR	2,800	2,833
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	3,333	3,000
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	2,094	1,471
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	4,581	2,792
71

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Time Warner Cable LLC	5.250%	7/15/42	GBP	3,037	2,860
Toyota Motor Credit Corp.	0.625%	11/21/24	EUR	100	102
Toyota Motor Credit Corp.	0.750%	11/19/26	GBP	3,724	3,920
Toyota Motor Credit Corp.	0.125%	11/5/27	EUR	7,448	6,807
Trillium Windpower LP	5.803%	2/15/33	CAD	691	493
Tyco Electronics Group SA	0.000%	2/14/25	EUR	3,156	3,168
Tyco Electronics Group SA	0.000%	2/16/29	EUR	4,644	4,043
United Parcel Service Inc.	0.375%	11/15/23	EUR	3,761	3,974
United Parcel Service Inc.	1.625%	11/15/25	EUR	6,030	6,116
United Parcel Service Inc.	1.500%	11/15/32	EUR	1,710	1,483
United Parcel Service Inc.	5.125%	2/12/50	GBP	850	957
Upjohn Finance BV	1.362%	6/23/27	EUR	4,090	3,858
Upjohn Finance BV	1.908%	6/23/32	EUR	4,590	3,714
Utah Acquisition Sub Inc.	3.125%	11/22/28	EUR	3,147	3,071
Ventas Canada Finance Ltd.	2.450%	1/4/27	CAD	1,200	774
Ventas Canada Finance Ltd.	5.398%	4/21/28	CAD	1,900	1,327
Ventas Canada Finance Ltd.	3.300%	12/1/31	CAD	1,272	732
Verizon Communications Inc.	4.073%	6/18/24	GBP	1,545	1,858
Verizon Communications Inc.	4.050%	2/17/25	AUD	780	486
Verizon Communications Inc.	0.875%	4/2/25	EUR	2,488	2,521
Verizon Communications Inc.	3.250%	2/17/26	EUR	1,326	1,381
Verizon Communications Inc.	1.375%	10/27/26	EUR	8,541	8,408
Verizon Communications Inc.	0.875%	4/8/27	EUR	12,799	12,235
Verizon Communications Inc.	4.500%	8/17/27	AUD	6,420	3,896
Verizon Communications Inc.	2.375%	3/22/28	CAD	3,693	2,323
Verizon Communications Inc.	2.350%	3/23/28	AUD	2,800	1,523
Verizon Communications Inc.	1.375%	11/2/28	EUR	4,977	4,647
Verizon Communications Inc.	1.125%	11/3/28	GBP	4,685	4,563
Verizon Communications Inc.	0.375%	3/22/29	EUR	7,917	6,896
Verizon Communications Inc.	1.875%	10/26/29	EUR	1,718	1,608
Verizon Communications Inc.	1.250%	4/8/30	EUR	5,787	5,121
Verizon Communications Inc.	2.500%	5/16/30	CAD	3,541	2,099
Verizon Communications Inc.	1.875%	9/19/30	GBP	778	732
Verizon Communications Inc.	2.500%	4/8/31	GBP	1,345	1,295
Verizon Communications Inc.	2.625%	12/1/31	EUR	3,509	3,307
Verizon Communications Inc.	0.875%	3/19/32	EUR	3,724	3,002
Verizon Communications Inc.	0.750%	3/22/32	EUR	3,902	3,116
Verizon Communications Inc.	1.300%	5/18/33	EUR	1,796	1,446
Verizon Communications Inc.	4.750%	10/31/34	EUR	12,167	13,102
Verizon Communications Inc.	1.125%	9/19/35	EUR	5,904	4,298
Verizon Communications Inc.	3.125%	11/2/35	GBP	2,671	2,406
Verizon Communications Inc.	3.375%	10/27/36	GBP	6,524	5,917
Verizon Communications Inc.	2.875%	1/15/38	EUR	5,515	4,762
Verizon Communications Inc.	1.875%	11/3/38	GBP	3,194	2,223
Verizon Communications Inc.	1.500%	9/19/39	EUR	1,155	783
Verizon Communications Inc.	3.500%	11/4/39	AUD	600	229
Verizon Communications Inc.	1.850%	5/18/40	EUR	1,504	1,069
Verizon Communications Inc.	3.625%	5/16/50	CAD	2,300	1,122
Verizon Communications Inc.	4.050%	3/22/51	CAD	791	416
VF Corp.	4.125%	3/7/26	EUR	1,600	1,655
VF Corp.	0.250%	2/25/28	EUR	723	620
VF Corp.	4.250%	3/7/29	EUR	2,900	2,917
Visa Inc.	1.500%	6/15/26	EUR	9,300	9,304
Visa Inc.	2.000%	6/15/29	EUR	7,700	7,419
Visa Inc.	2.375%	6/15/34	EUR	2,500	2,308
Wabtec Transportation Netherlands BV	1.250%	12/3/27	EUR	2,093	1,949
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	626	719
Walmart Inc.	2.550%	4/8/26	EUR	943	969
Walmart Inc.	4.875%	9/21/29	EUR	5,498	6,192
Walmart Inc.	5.625%	3/27/34	GBP	7,590	9,362
Walmart Inc.	5.250%	9/28/35	GBP	512	609
Walt Disney Co.	3.057%	3/30/27	CAD	7,225	4,802
Waste Management of Canada Corp.	2.600%	9/23/26	CAD	1,903	1,270
Wells Fargo & Co.	3.874%	5/21/25	CAD	1,756	1,222
Wells Fargo & Co.	2.000%	7/28/25	GBP	14,035	15,906
Wells Fargo & Co.	2.000%	4/27/26	EUR	12,305	12,329
Wells Fargo & Co.	4.168%	4/28/26	CAD	1,500	1,051
72

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Wells Fargo & Co.	2.568%	5/1/26	CAD	4,370	2,991
Wells Fargo & Co.	2.975%	5/19/26	CAD	5,152	3,465
Wells Fargo & Co.	1.375%	10/26/26	EUR	6,798	6,589
Wells Fargo & Co.	1.000%	2/2/27	EUR	12,065	11,432
Wells Fargo & Co.	2.493%	2/18/27	CAD	4,099	2,648
Wells Fargo & Co.	1.500%	5/24/27	EUR	10,275	9,827
Wells Fargo & Co.	3.473%	4/26/28	GBP	3,700	4,090
Wells Fargo & Co.	3.500%	9/12/29	GBP	2,175	2,293
Wells Fargo & Co.	1.741%	5/4/30	EUR	5,087	4,643
Wells Fargo & Co.	4.625%	11/2/35	GBP	1,263	1,331
Welltower Inc.	4.800%	11/20/28	GBP	3,705	4,207
Welltower OP LLC	4.500%	12/1/34	GBP	2,434	2,414
Westlake Corp.	1.625%	7/17/29	EUR	1,900	1,665
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	5,471	5,329
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	1,875	1,767
WPC Eurobond BV	2.250%	4/9/26	EUR	2,050	2,046
WPC Eurobond BV	2.125%	4/15/27	EUR	4,195	4,049
WPC Eurobond BV	1.350%	4/15/28	EUR	2,539	2,279
WPC Eurobond BV	0.950%	6/1/30	EUR	1,876	1,498
					2,614,222
Total Corporate Bonds (Cost $21,170,722)					18,146,547
Sovereign Bonds (77.2%)
Australia (2.9%)
Australian Capital Territory	1.250%	5/22/25	AUD	630	379
Australian Capital Territory	2.500%	5/21/26	AUD	1,010	605
Australian Capital Territory	3.000%	4/18/28	AUD	290	170
Australian Capital Territory	2.250%	5/22/29	AUD	5,100	2,795
Australian Capital Territory	1.750%	5/17/30	AUD	1,110	569
Australian Capital Territory	1.750%	10/23/31	AUD	440	214
Australian Capital Territory	4.500%	10/23/34	AUD	10,000	5,719
Commonwealth of Australia	0.250%	11/21/24	AUD	170,429	103,363
Commonwealth of Australia	3.250%	4/21/25	AUD	181,103	112,727
Commonwealth of Australia	0.250%	11/21/25	AUD	140,185	81,578
Commonwealth of Australia	4.250%	4/21/26	AUD	165,752	104,598
Commonwealth of Australia	0.500%	9/21/26	AUD	161,297	91,476
Commonwealth of Australia	4.750%	4/21/27	AUD	125,892	80,550
Commonwealth of Australia	2.750%	11/21/27	AUD	106,570	63,218
Commonwealth of Australia	2.250%	5/21/28	AUD	117,029	67,250
Commonwealth of Australia	2.750%	11/21/28	AUD	128,083	74,521
Commonwealth of Australia	3.250%	4/21/29	AUD	117,331	69,441
Commonwealth of Australia	2.750%	11/21/29	AUD	113,635	64,715
Commonwealth of Australia	2.500%	5/21/30	AUD	127,075	70,479
Commonwealth of Australia	1.000%	12/21/30	AUD	134,721	66,022
Commonwealth of Australia	1.500%	6/21/31	AUD	137,648	68,745
Commonwealth of Australia	1.000%	11/21/31	AUD	155,115	73,079
Commonwealth of Australia	1.250%	5/21/32	AUD	153,342	72,579
Commonwealth of Australia	1.750%	11/21/32	AUD	115,401	56,231
Commonwealth of Australia	4.500%	4/21/33	AUD	185,520	113,542
Commonwealth of Australia	3.000%	11/21/33	AUD	9,580	5,130
Commonwealth of Australia	3.750%	5/21/34	AUD	70,000	39,885
Commonwealth of Australia	3.500%	12/21/34	AUD	50,000	27,619
Commonwealth of Australia	2.750%	6/21/35	AUD	53,547	27,137
Commonwealth of Australia	3.750%	4/21/37	AUD	43,769	24,036
Commonwealth of Australia	3.250%	6/21/39	AUD	37,313	18,657
Commonwealth of Australia	2.750%	5/21/41	AUD	50,029	22,460
Commonwealth of Australia	3.000%	3/21/47	AUD	51,184	22,200
Commonwealth of Australia	1.750%	6/21/51	AUD	69,849	21,310
Commonwealth of Australia	4.750%	6/21/54	AUD	30,000	17,445
National Housing Finance and Investment Corp.	2.380%	3/28/29	AUD	1,485	829
National Housing Finance and Investment Corp.	2.335%	6/30/36	AUD	3,735	1,663
New South Wales Treasury Corp.	1.250%	3/20/25	AUD	20,413	12,358
New South Wales Treasury Corp.	4.000%	5/20/26	AUD	4,899	3,052
New South Wales Treasury Corp.	3.000%	5/20/27	AUD	76,841	45,885
New South Wales Treasury Corp.	3.000%	3/20/28	AUD	74,075	43,486
New South Wales Treasury Corp.	3.000%	11/15/28	AUD	20,206	11,708
New South Wales Treasury Corp.	3.000%	4/20/29	AUD	11,737	6,720
73

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	New South Wales Treasury Corp.	3.000%	2/20/30	AUD	28,558	15,996
	New South Wales Treasury Corp.	1.250%	11/20/30	AUD	7,484	3,627
	New South Wales Treasury Corp.	2.000%	3/20/31	AUD	21,309	10,763
	New South Wales Treasury Corp.	1.500%	2/20/32	AUD	86,169	40,115
	New South Wales Treasury Corp.	2.000%	3/8/33	AUD	84,288	39,415
	New South Wales Treasury Corp.	1.750%	3/20/34	AUD	10,000	4,365
	New South Wales Treasury Corp.	3.500%	3/20/34	AUD	422	222
	New South Wales Treasury Corp.	4.750%	2/20/35	AUD	32,000	18,483
	New South Wales Treasury Corp.	3.500%	11/20/37	AUD	13,742	6,683
	New South Wales Treasury Corp.	2.250%	11/20/40	AUD	11,397	4,264
	New South Wales Treasury Corp.	2.450%	8/24/50	AUD	261	85
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	15,200	9,016
	Northern Territory Treasury Corp.	3.500%	4/21/28	AUD	800	478
	Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	2,300	1,313
	Northern Territory Treasury Corp.	2.000%	4/21/31	AUD	4,100	2,056
	Northern Territory Treasury Corp.	3.750%	4/21/33	AUD	10,600	5,734
[3]	Queensland Treasury Corp.	4.750%	7/21/25	AUD	25,257	16,030
[3]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	31,895	19,477
[3]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	40,997	24,181
[3]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	41,599	24,581
[3]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	23,651	13,656
[3]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	40,817	23,413
[3]	Queensland Treasury Corp.	1.750%	8/21/31	AUD	38,822	19,057
[3]	Queensland Treasury Corp.	1.500%	3/2/32	AUD	9,300	4,365
[3]	Queensland Treasury Corp.	1.500%	8/20/32	AUD	40,669	18,681
[3]	Queensland Treasury Corp.	4.500%	3/9/33	AUD	5,500	3,229
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	4,235	2,875
	Queensland Treasury Corp.	2.000%	8/22/33	AUD	14,000	6,476
[3]	Queensland Treasury Corp.	1.750%	7/20/34	AUD	35,225	15,321
[3]	Queensland Treasury Corp.	2.250%	4/16/40	AUD	7,654	2,935
[3]	Queensland Treasury Corp.	2.250%	11/20/41	AUD	7,552	2,783
[3]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	4,011	1,936
	South Australian Government Financing Authority	2.750%	4/16/25	AUD	5,612	3,462
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	4,210	2,554
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	637	378
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	9,345	5,467
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	15,411	8,446
	South Australian Government Financing Authority	1.750%	5/24/32	AUD	14,335	6,759
	South Australian Government Financing Authority	1.750%	5/24/34	AUD	15,000	6,476
	South Australian Government Financing Authority	2.000%	5/23/36	AUD	20,238	8,313
	South Australian Government Financing Authority	4.750%	5/24/38	AUD	5,000	2,747
	South Australian Government Financing Authority	2.250%	5/24/40	AUD	5,000	1,866
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	4,900	3,005
	Tasmanian Public Finance Corp.	3.250%	1/24/28	AUD	765	455
	Tasmanian Public Finance Corp.	2.000%	1/24/30	AUD	785	414
	Tasmanian Public Finance Corp.	2.250%	1/22/32	AUD	3,742	1,874
	Tasmanian Public Finance Corp.	4.000%	1/20/34	AUD	5,500	3,039
	Treasury Corp. of Victoria	5.500%	12/17/24	AUD	7,144	4,572
	Treasury Corp. of Victoria	0.500%	11/20/25	AUD	11,226	6,538
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	26,537	17,157
	Treasury Corp. of Victoria	1.250%	11/19/27	AUD	37,679	20,723
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	34,456	19,924
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	36,511	20,002
	Treasury Corp. of Victoria	1.500%	11/20/30	AUD	33,760	16,639
	Treasury Corp. of Victoria	1.500%	9/10/31	AUD	73,101	34,606
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	21,518	12,305
	Treasury Corp. of Victoria	2.250%	9/15/33	AUD	51,784	24,171
	Treasury Corp. of Victoria	2.250%	11/20/34	AUD	37,218	16,624
	Treasury Corp. of Victoria	2.000%	9/17/35	AUD	17,484	7,355
	Treasury Corp. of Victoria	4.750%	9/15/36	AUD	23,000	12,901
	Treasury Corp. of Victoria	2.000%	11/20/37	AUD	17,484	6,771
	Treasury Corp. of Victoria	2.250%	11/20/41	AUD	15,283	5,544
	Treasury Corp. of Victoria	2.250%	11/20/42	AUD	5,000	1,767
	Western Australian Treasury Corp.	5.000%	7/23/25	AUD	7,910	5,041
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	22,674	13,710
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	15,103	8,965
	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	16,293	9,634
74

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Western Australian Treasury Corp.	2.750%	7/24/29	AUD	7,409	4,173
	Western Australian Treasury Corp.	1.500%	10/22/30	AUD	18,600	9,269
	Western Australian Treasury Corp.	1.750%	10/22/31	AUD	15,769	7,701
	Western Australian Treasury Corp.	2.000%	10/24/34	AUD	7,821	3,498
	Western Australian Treasury Corp.	2.250%	7/23/41	AUD	2,994	1,127
						2,503,728
Austria (1.1%)
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	3.375%	9/22/25	EUR	1,046	1,103
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/29	EUR	4,539	4,011
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	1.500%	9/15/30	EUR	12,450	11,681
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.125%	6/2/31	EUR	5,550	4,593
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/11/32	EUR	400	401
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/33	EUR	2,308	2,292
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/16/35	EUR	2,250	1,600
[2]	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	15,610	17,336
[2]	Oesterreichische Kontrollbank AG	3.200%	8/25/25	AUD	765	469
[2]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	2,543	2,442
[2]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	8,290	9,901
[3]	Republic of Austria	0.000%	4/20/25	EUR	160,905	161,939
[3]	Republic of Austria	0.750%	10/20/26	EUR	39,558	39,084
[3]	Republic of Austria	0.500%	4/20/27	EUR	91,009	87,995
[3]	Republic of Austria	0.750%	2/20/28	EUR	12,810	12,282
[3]	Republic of Austria	0.000%	10/20/28	EUR	49,483	44,800
[3]	Republic of Austria	0.500%	2/20/29	EUR	59,507	54,762
[3]	Republic of Austria	2.900%	5/23/29	EUR	14,895	15,576
[3]	Republic of Austria	0.000%	2/20/30	EUR	40,771	35,216
[3]	Republic of Austria	0.000%	2/20/31	EUR	70,003	58,100
[3]	Republic of Austria	0.900%	2/20/32	EUR	74,161	64,123
[3]	Republic of Austria	2.900%	2/20/33	EUR	79,546	80,247
[3]	Republic of Austria	2.400%	5/23/34	EUR	2,898	2,764
[3]	Republic of Austria	5.375%	12/1/34	CAD	827	617
[3]	Republic of Austria	0.250%	10/20/36	EUR	44,718	30,661
[3]	Republic of Austria	4.150%	3/15/37	EUR	42,782	47,336
[3]	Republic of Austria	0.000%	10/20/40	EUR	34,412	19,489
[3]	Republic of Austria	3.150%	6/20/44	EUR	25,743	24,787
[3]	Republic of Austria	1.500%	2/20/47	EUR	40,129	27,406
[3]	Republic of Austria	1.850%	5/23/49	EUR	15,348	11,091
[3]	Republic of Austria	0.750%	3/20/51	EUR	38,058	19,891
[3]	Republic of Austria	3.150%	10/20/53	EUR	24,000	22,349
[3]	Republic of Austria	3.800%	1/26/62	EUR	5,687	5,986
[3]	Republic of Austria	0.700%	4/20/71	EUR	15,030	5,672
[3]	Republic of Austria	1.500%	11/2/86	EUR	12,517	6,408
[3]	Republic of Austria	2.100%	9/20/17	EUR	22,372	14,080
[3]	Republic of Austria	0.850%	6/30/20	EUR	13,617	5,154
						953,644
Belgium (1.8%)
	Communaute Francaise de Belgique	0.625%	6/11/35	EUR	14,000	10,156
[3]	Kingdom of Belgium	0.800%	6/22/25	EUR	111,796	113,706
[3]	Kingdom of Belgium	4.500%	3/28/26	EUR	41,524	45,303
[3]	Kingdom of Belgium	1.000%	6/22/26	EUR	95,319	95,621
[3]	Kingdom of Belgium	0.800%	6/22/27	EUR	111,920	109,450
[3]	Kingdom of Belgium	0.000%	10/22/27	EUR	34,416	32,337
	Kingdom of Belgium	5.500%	3/28/28	EUR	38,054	44,350
[3]	Kingdom of Belgium	0.800%	6/22/28	EUR	54,256	51,960
[3]	Kingdom of Belgium	0.900%	6/22/29	EUR	73,411	68,973
[3]	Kingdom of Belgium	0.100%	6/22/30	EUR	39,861	34,487
[3]	Kingdom of Belgium	1.000%	6/22/31	EUR	24,823	22,237
[3]	Kingdom of Belgium	0.000%	10/22/31	EUR	51,874	42,218
	Kingdom of Belgium	4.000%	3/28/32	EUR	32,057	35,468
[3]	Kingdom of Belgium	0.350%	6/22/32	EUR	89,693	73,367
[3]	Kingdom of Belgium	1.250%	4/22/33	EUR	37,266	32,657
[3]	Kingdom of Belgium	3.000%	6/22/33	EUR	88,901	90,339
[3]	Kingdom of Belgium	3.000%	6/22/34	EUR	32,576	32,743
[3]	Kingdom of Belgium	5.000%	3/28/35	EUR	47,269	56,256
[3]	Kingdom of Belgium	1.450%	6/22/37	EUR	24,435	19,496
[3]	Kingdom of Belgium	1.900%	6/22/38	EUR	27,063	22,418
75

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Belgium	2.750%	4/22/39	EUR	21,048	19,394
[3]	Kingdom of Belgium	0.400%	6/22/40	EUR	31,043	18,908
[3]	Kingdom of Belgium	4.250%	3/28/41	EUR	31,716	34,907
[3]	Kingdom of Belgium	3.450%	6/22/43	EUR	44,243	43,341
	Kingdom of Belgium	3.750%	6/22/45	EUR	42,923	43,627
[3]	Kingdom of Belgium	1.600%	6/22/47	EUR	40,386	27,009
[3,8]	Kingdom of Belgium	1.700%	6/22/50	EUR	49,220	32,117
[3,8]	Kingdom of Belgium	1.400%	6/22/53	EUR	37,809	21,808
[3]	Kingdom of Belgium	3.300%	6/22/54	EUR	59,285	53,597
[3]	Kingdom of Belgium	2.250%	6/22/57	EUR	7,993	5,687
[3]	Kingdom of Belgium	2.150%	6/22/66	EUR	44,276	29,821
[3]	Kingdom of Belgium	0.650%	6/22/71	EUR	18,467	6,639
	Ministeries Van de Vlaamse Gemeenschap	0.375%	10/13/26	EUR	2,500	2,420
	Ministeries Van de Vlaamse Gemeenschap	0.010%	6/23/27	EUR	4,700	4,410
	Ministeries Van de Vlaamse Gemeenschap	0.300%	10/20/31	EUR	13,400	10,930
	Ministeries Van de Vlaamse Gemeenschap	3.250%	4/5/33	EUR	7,300	7,398
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/36	EUR	5,200	3,852
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/38	EUR	1,500	1,131
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/42	EUR	1,800	1,342
	Ministeries Van de Vlaamse Gemeenschap	4.000%	9/26/42	EUR	17,200	17,503
	Ministeries Van de Vlaamse Gemeenschap	3.250%	1/12/43	EUR	12,000	11,025
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/44	EUR	1,600	1,061
	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/51	EUR	8,400	4,265
	Region Wallonne Belgium	0.050%	6/22/25	EUR	7,200	7,187
	Region Wallonne Belgium	0.250%	5/3/26	EUR	26,200	25,582
	Region Wallonne Belgium	0.500%	4/8/30	EUR	6,100	5,309
	Region Wallonne Belgium	0.375%	10/22/31	EUR	2,400	1,958
	Region Wallonne Belgium	1.375%	4/6/32	EUR	5,000	4,362
	Region Wallonne Belgium	1.250%	5/3/34	EUR	12,400	10,072
	Region Wallonne Belgium	2.875%	1/14/38	EUR	5,000	4,538
	Region Wallonne Belgium	3.500%	3/15/43	EUR	2,000	1,870
	Region Wallonne Belgium	0.650%	1/16/51	EUR	1,900	815
	Region Wallonne Belgium	1.250%	6/22/71	EUR	2,200	982
						1,498,409
Bulgaria (0.0%)
	Republic of Bulgaria	2.625%	3/26/27	EUR	1,545	1,572
	Republic of Bulgaria	3.000%	3/21/28	EUR	12,816	13,021
	Republic of Bulgaria	4.125%	9/23/29	EUR	3,800	3,936
	Republic of Bulgaria	0.375%	9/23/30	EUR	2,764	2,202
[3]	Republic of Bulgaria	4.500%	1/27/33	EUR	2,835	2,887
	Republic of Bulgaria	4.500%	1/27/33	EUR	2,000	2,037
	Republic of Bulgaria	4.625%	9/23/34	EUR	3,000	3,052
	Republic of Bulgaria	3.125%	3/26/35	EUR	2,543	2,258
	Republic of Bulgaria	1.375%	9/23/50	EUR	3,587	1,912
						32,877
Canada (4.7%)
	British Columbia Municipal Finance Authority	1.100%	6/1/25	CAD	3,061	2,078
	British Columbia Municipal Finance Authority	2.650%	10/2/25	CAD	7,037	4,866
	British Columbia Municipal Finance Authority	2.500%	4/19/26	CAD	195	133
	British Columbia Municipal Finance Authority	1.350%	6/30/26	CAD	747	492
	British Columbia Municipal Finance Authority	3.050%	10/23/28	CAD	3,888	2,624
	British Columbia Municipal Finance Authority	2.550%	10/9/29	CAD	609	392
	British Columbia Municipal Finance Authority	2.300%	4/15/31	CAD	1,871	1,143
	Canada	3.000%	11/1/24	CAD	13,500	9,545
	Canada	3.750%	2/1/25	CAD	62,940	44,728
	Canada	1.500%	4/1/25	CAD	121,728	83,767
	Canada	3.750%	5/1/25	CAD	135,255	96,011
	Canada	2.250%	6/1/25	CAD	6,900	4,788
	Canada	9.000%	6/1/25	CAD	6,123	4,697
	Canada	3.500%	8/1/25	CAD	117,260	82,815
	Canada	0.500%	9/1/25	CAD	55,415	37,063
	Canada	3.000%	10/1/25	CAD	32,000	22,378
	Canada	4.500%	11/1/25	CAD	12,990	9,343
	Canada	0.250%	3/1/26	CAD	64,422	42,125
	Canada	1.500%	6/1/26	CAD	20,200	13,538
	Canada	1.000%	9/1/26	CAD	80,881	53,121
76

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canada	1.250%	3/1/27	CAD	75,580	49,389
	Canada	8.000%	6/1/27	CAD	2,603	2,112
	Canada	2.750%	9/1/27	CAD	37,585	25,696
	Canada	3.500%	3/1/28	CAD	59,235	41,591
	Canada	2.000%	6/1/28	CAD	34,599	22,814
	Canada	3.250%	9/1/28	CAD	64,276	44,602
	Canada	4.000%	3/1/29	CAD	31,700	22,765
	Canada	2.250%	6/1/29	CAD	33,950	22,349
	Canada	5.750%	6/1/29	CAD	20,608	16,119
	Canada	2.250%	12/1/29	CAD	17,800	11,623
	Canada	1.250%	6/1/30	CAD	79,720	48,225
	Canada	0.500%	12/1/30	CAD	101,746	57,404
	Canada	1.500%	6/1/31	CAD	100,030	59,992
	Canada	1.500%	12/1/31	CAD	98,737	58,576
	Canada	2.000%	6/1/32	CAD	80,506	49,304
	Canada	2.500%	12/1/32	CAD	72,690	46,143
	Canada	2.750%	6/1/33	CAD	68,305	44,127
	Canada	5.750%	6/1/33	CAD	24,063	19,576
	Canada	3.250%	12/1/33	CAD	62,000	41,753
	Canada	5.000%	6/1/37	CAD	57,403	45,243
	Canada	4.000%	6/1/41	CAD	35,329	25,410
	Canada	3.500%	12/1/45	CAD	12,000	8,080
[8]	Canada	2.750%	12/1/48	CAD	22,500	13,267
[8]	Canada	2.000%	12/1/51	CAD	122,585	60,127
	Canada	1.750%	12/1/53	CAD	117,020	52,984
	Canada	2.750%	12/1/55	CAD	31,575	18,074
	Canada	2.750%	12/1/64	CAD	33,064	18,478
[3]	Canada Housing Trust No. 1	1.800%	12/15/24	CAD	39,355	27,390
[3]	Canada Housing Trust No. 1	2.550%	3/15/25	CAD	23,625	16,478
[3]	Canada Housing Trust No. 1	0.950%	6/15/25	CAD	42,770	28,966
[3]	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	50,465	34,219
[3]	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	11,080	7,561
[3]	Canada Housing Trust No. 1	1.250%	6/15/26	CAD	38,040	25,144
[3]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	23,060	15,381
[3]	Canada Housing Trust No. 1	1.100%	12/15/26	CAD	14,965	9,676
[3]	Canada Housing Trust No. 1	1.550%	12/15/26	CAD	12,345	8,097
[3]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	37,915	25,290
[3]	Canada Housing Trust No. 1	3.800%	6/15/27	CAD	13,950	9,787
[3]	Canada Housing Trust No. 1	3.600%	12/15/27	CAD	22,900	15,918
[3]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	10,675	7,031
[3]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	29,555	19,715
[3]	Canada Housing Trust No. 1	3.100%	6/15/28	CAD	43,800	29,901
[3]	Canada Housing Trust No. 1	3.950%	6/15/28	CAD	15,050	10,655
[3]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	12,820	8,516
[3]	Canada Housing Trust No. 1	4.250%	12/15/28	CAD	17,750	12,695
[3]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	19,310	12,311
[3]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	39,240	23,934
[3]	Canada Housing Trust No. 1	1.100%	3/15/31	CAD	9,810	5,570
[3]	Canada Housing Trust No. 1	1.400%	3/15/31	CAD	14,510	8,435
[3]	Canada Housing Trust No. 1	1.900%	3/15/31	CAD	10,545	6,365
[3]	Canada Housing Trust No. 1	1.600%	12/15/31	CAD	30,680	17,751
[3]	Canada Housing Trust No. 1	2.150%	12/15/31	CAD	11,260	6,816
[3]	Canada Housing Trust No. 1	2.450%	12/15/31	CAD	12,645	7,838
[3]	Canada Housing Trust No. 1	3.550%	9/15/32	CAD	40,300	26,906
[3]	Canada Housing Trust No. 1	3.650%	6/15/33	CAD	26,100	17,454
[3]	Canada Housing Trust No. 1	4.150%	6/15/33	CAD	20,000	13,930
	Canada Post Corp.	4.080%	7/16/25	CAD	4,544	3,218
	Canada Post Corp.	4.360%	7/16/40	CAD	1,861	1,260
	CDP Financial Inc.	1.125%	4/6/27	EUR	24,600	24,025
	City of Montreal	3.000%	9/1/25	CAD	3,572	2,486
	City of Montreal	2.750%	9/1/26	CAD	3,400	2,319
	City of Montreal	3.000%	9/1/27	CAD	2,550	1,730
	City of Montreal	3.150%	9/1/28	CAD	1,555	1,046
	City of Montreal	2.300%	9/1/29	CAD	1,169	735
	City of Montreal	1.750%	9/1/30	CAD	3,051	1,808
	City of Montreal	2.000%	9/1/31	CAD	3,442	2,010
	City of Montreal	4.250%	12/1/32	CAD	2,046	1,395
77

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	City of Montreal	4.250%	9/1/33	CAD	1,100	744
	City of Montreal	4.100%	12/1/34	CAD	1,629	1,075
	City of Montreal	3.150%	12/1/36	CAD	3,054	1,776
	City of Montreal	3.500%	12/1/38	CAD	3,061	1,803
	City of Montreal	2.400%	12/1/41	CAD	2,776	1,338
	City of Montreal	4.700%	12/1/41	CAD	2,046	1,383
	City of Montreal	6.000%	6/1/43	CAD	2,070	1,635
	City of Montreal	4.400%	12/1/43	CAD	900	584
	CPPIB Capital Inc.	4.400%	1/16/26	AUD	10,000	6,253
	CPPIB Capital Inc.	0.250%	4/6/27	EUR	2,700	2,566
	CPPIB Capital Inc.	4.450%	9/1/27	AUD	10,500	6,483
	CPPIB Capital Inc.	1.250%	12/7/27	GBP	4,750	4,979
	CPPIB Capital Inc.	3.250%	3/8/28	CAD	16,400	11,233
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	3,873	2,625
	CPPIB Capital Inc.	0.875%	2/6/29	EUR	9,767	9,054
	CPPIB Capital Inc.	1.950%	9/30/29	CAD	6,308	3,928
	CPPIB Capital Inc.	0.050%	2/24/31	EUR	4,750	3,892
	CPPIB Capital Inc.	3.950%	6/2/32	CAD	11,200	7,581
	CPPIB Capital Inc.	0.250%	1/18/41	EUR	9,712	5,495
	CPPIB Capital Inc.	0.750%	7/15/49	EUR	2,273	1,192
	CPPIB Capital Inc.	1.625%	10/22/71	GBP	3,050	1,337
	Export Development Canada	2.875%	1/19/28	EUR	25,000	26,080
	Export Development Canada	4.500%	9/6/28	AUD	10,000	6,157
	Financement-Quebec	5.250%	6/1/34	CAD	5,327	3,956
	First Nations Finance Authority	3.050%	6/1/28	CAD	528	356
	First Nations Finance Authority	1.710%	6/16/30	CAD	1,706	1,018
	First Nations Finance Authority	2.850%	6/1/32	CAD	3,255	2,001
	Government of the Northwest Territories	2.200%	9/29/51	CAD	509	208
	Greater Sudbury Canada	2.416%	3/12/50	CAD	723	311
	Hydro-Quebec	2.000%	9/1/28	CAD	6,873	4,425
	Hydro-Quebec	3.400%	9/1/29	CAD	3,700	2,505
	Hydro-Quebec	6.000%	8/15/31	CAD	4,740	3,687
	Hydro-Quebec	6.500%	1/16/35	CAD	3,620	2,941
	Hydro-Quebec	6.500%	2/15/35	CAD	13,992	11,439
	Hydro-Quebec	6.000%	2/15/40	CAD	11,583	9,259
	Hydro-Quebec	5.000%	2/15/45	CAD	18,675	13,469
	Hydro-Quebec	5.000%	2/15/50	CAD	26,649	19,527
	Hydro-Quebec	4.000%	2/15/55	CAD	23,955	14,999
	Hydro-Quebec	2.100%	2/15/60	CAD	25,463	9,939
	Hydro-Quebec	4.000%	2/15/63	CAD	14,557	9,028
[3]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	4,035	2,680
[3]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	2,179	1,355
[3]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	3,502	2,148
	Maritime Link Financing Trust	3.500%	12/1/52	CAD	3,515	2,221
	Municipal Finance Authority of British Columbia	3.300%	4/8/32	CAD	3,874	2,493
	Municipal Finance Authority of British Columbia	2.500%	9/27/41	CAD	1,547	766
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	2,608	1,793
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	3,545	2,285
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	3,689	2,268
	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.382%	6/1/57	CAD	1,860	1,038
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	437	322
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	1,019	813
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,529	854
	OMERS Finance Trust	0.450%	5/13/25	EUR	6,908	6,943
	OMERS Finance Trust	1.550%	4/21/27	CAD	3,097	2,004
	OMERS Finance Trust	2.600%	5/14/29	CAD	4,195	2,712
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	7,161	5,597
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	915	622
	Ontario School Boards Financing Corp.	5.483%	11/26/29	CAD	117	84
	Ontario Teachers Finance Trust	0.500%	5/6/25	EUR	20,138	20,247
	Ontario Teachers Finance Trust	0.100%	5/19/28	EUR	6,900	6,233
[3]	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	3,700	3,344
	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	10,250	9,263
	Ontario Teachers Finance Trust	0.900%	5/20/41	EUR	7,770	4,941
	Ontario Teachers' Finance Trust	4.150%	11/1/29	CAD	3,500	2,447
	OPB Finance Trust	2.950%	2/2/26	CAD	14,799	10,150
	OPB Finance Trust	2.980%	1/25/27	CAD	2,543	1,723
78

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Ottawa Ontario	4.600%	7/14/42	CAD	969	640
Ottawa Ontario	3.250%	11/10/47	CAD	907	481
Ottawa Ontario	3.100%	7/27/48	CAD	2,205	1,127
Ottawa Ontario	2.500%	5/11/51	CAD	2,000	882
Ottawa Ontario	4.100%	12/6/52	CAD	1,116	683
Ottawa Ontario	4.200%	7/30/53	CAD	1,292	801
Province of Alberta	0.625%	4/18/25	EUR	5,417	5,484
Province of Alberta	2.350%	6/1/25	CAD	13,217	9,157
Province of Alberta	0.625%	1/16/26	EUR	2,599	2,586
Province of Alberta	2.200%	6/1/26	CAD	13,206	8,935
Province of Alberta	3.100%	12/14/26	AUD	952	567
Province of Alberta	2.550%	6/1/27	CAD	19,196	12,928
Province of Alberta	3.600%	4/11/28	AUD	325	190
Province of Alberta	2.900%	12/1/28	CAD	12,586	8,431
Province of Alberta	1.403%	2/20/29	SEK	64,000	5,053
Province of Alberta	2.900%	9/20/29	CAD	8,678	5,731
Province of Alberta	2.050%	6/1/30	CAD	28,559	17,603
Province of Alberta	1.650%	6/1/31	CAD	12,609	7,323
Province of Alberta	3.500%	6/1/31	CAD	2,346	1,557
Province of Alberta	4.150%	6/1/33	CAD	5,290	3,610
Province of Alberta	3.900%	12/1/33	CAD	7,873	5,272
Province of Alberta	4.500%	12/1/40	CAD	2,550	1,721
Province of Alberta	3.450%	12/1/43	CAD	9,733	5,628
Province of Alberta	3.300%	12/1/46	CAD	19,049	10,539
Province of Alberta	3.050%	12/1/48	CAD	24,456	12,861
Province of Alberta	3.100%	6/1/50	CAD	31,909	16,800
Province of Alberta	2.950%	6/1/52	CAD	13,929	7,075
Province of British Columbia	4.250%	11/27/24	AUD	1,770	1,116
Province of British Columbia	2.850%	6/18/25	CAD	13,009	9,078
Province of British Columbia	2.300%	6/18/26	CAD	9,514	6,453
Province of British Columbia	2.550%	6/18/27	CAD	11,826	7,953
Province of British Columbia	2.950%	12/18/28	CAD	8,858	5,945
Province of British Columbia	5.700%	6/18/29	CAD	6,926	5,269
Province of British Columbia	2.200%	6/18/30	CAD	18,390	11,434
Province of British Columbia	1.550%	6/18/31	CAD	16,315	9,389
Province of British Columbia	6.350%	6/18/31	CAD	7,654	6,086
Province of British Columbia	3.200%	6/18/32	CAD	10,905	6,980
Province of British Columbia	3.550%	6/18/33	CAD	12,900	8,396
Province of British Columbia	4.700%	6/18/37	CAD	4,251	2,974
Province of British Columbia	4.950%	6/18/40	CAD	7,127	5,086
Province of British Columbia	4.300%	6/18/42	CAD	12,237	8,049
Province of British Columbia	3.200%	6/18/44	CAD	14,120	7,848
Province of British Columbia	2.800%	6/18/48	CAD	19,003	9,535
Province of British Columbia	4.900%	6/18/48	CAD	1,529	1,081
Province of British Columbia	2.950%	6/18/50	CAD	24,853	12,795
Province of British Columbia	2.750%	6/18/52	CAD	16,981	8,283
Province of British Columbia	4.250%	12/18/53	CAD	8,492	5,559
Province of Manitoba	4.250%	3/3/25	AUD	509	319
Province of Manitoba	2.450%	6/2/25	CAD	9,100	6,312
Province of Manitoba	4.400%	9/5/25	CAD	2,429	1,738
Province of Manitoba	2.550%	6/2/26	CAD	9,696	6,620
Province of Manitoba	2.600%	6/2/27	CAD	9,616	6,478
Province of Manitoba	3.000%	6/2/28	CAD	3,027	2,053
Province of Manitoba	2.750%	6/2/29	CAD	3,271	2,151
Province of Manitoba	3.250%	9/5/29	CAD	1,157	775
Province of Manitoba	2.050%	6/2/30	CAD	6,138	3,776
Province of Manitoba	6.300%	3/5/31	CAD	486	383
Province of Manitoba	2.050%	6/2/31	CAD	9,019	5,387
Province of Manitoba	3.900%	12/2/32	CAD	12,500	8,370
Province of Manitoba	3.800%	6/2/33	CAD	4,600	3,050
Province of Manitoba	5.700%	3/5/37	CAD	1,529	1,167
Province of Manitoba	4.600%	3/5/38	CAD	2,895	1,986
Province of Manitoba	4.650%	3/5/40	CAD	2,040	1,397
Province of Manitoba	4.100%	3/5/41	CAD	2,550	1,615
Province of Manitoba	4.400%	3/5/42	CAD	3,316	2,180
Province of Manitoba	3.350%	3/5/43	CAD	1,919	1,080
Province of Manitoba	4.050%	9/5/45	CAD	6,669	4,135
79

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Manitoba	2.850%	9/5/46	CAD	7,365	3,701
Province of Manitoba	3.400%	9/5/48	CAD	7,679	4,255
Province of Manitoba	3.200%	3/5/50	CAD	9,340	4,939
Province of Manitoba	2.050%	9/5/52	CAD	6,991	2,791
Province of Manitoba	3.150%	9/5/52	CAD	3,114	1,617
Province of Manitoba	3.800%	9/5/53	CAD	4,811	2,856
Province of New Brunswick	1.800%	8/14/25	CAD	2,300	1,572
Province of New Brunswick	2.600%	8/14/26	CAD	5,102	3,477
Province of New Brunswick	2.350%	8/14/27	CAD	4,030	2,680
Province of New Brunswick	3.100%	8/14/28	CAD	4,211	2,839
Province of New Brunswick	2.550%	8/14/31	CAD	4,650	2,868
Province of New Brunswick	3.950%	8/14/32	CAD	2,300	1,550
Province of New Brunswick	4.450%	8/14/33	CAD	3,800	2,651
Province of New Brunswick	5.500%	1/27/34	CAD	2,040	1,544
Province of New Brunswick	4.550%	3/26/37	CAD	3,572	2,485
Province of New Brunswick	4.800%	9/26/39	CAD	3,234	2,252
Province of New Brunswick	4.800%	6/3/41	CAD	1,525	1,058
Province of New Brunswick	3.550%	6/3/43	CAD	4,059	2,363
Province of New Brunswick	3.800%	8/14/45	CAD	4,542	2,729
Province of New Brunswick	3.100%	8/14/48	CAD	8,409	4,393
Province of New Brunswick	3.050%	8/14/50	CAD	5,727	2,951
Province of New Brunswick	2.900%	8/14/52	CAD	3,581	1,778
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	2,550	1,763
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	5,102	3,517
Province of Newfoundland and Labrador	1.250%	6/2/27	CAD	1,600	1,024
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	509	389
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	7,654	5,136
Province of Newfoundland and Labrador	2.850%	6/2/29	CAD	5,593	3,672
Province of Newfoundland and Labrador	1.750%	6/2/30	CAD	5,585	3,350
Province of Newfoundland and Labrador	2.050%	6/2/31	CAD	6,169	3,649
Province of Newfoundland and Labrador	4.150%	6/2/33	CAD	2,100	1,415
Province of Newfoundland and Labrador	5.700%	10/17/35	CAD	509	381
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,720	1,813
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	7,758	4,096
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	5,564	3,145
Province of Newfoundland and Labrador	2.650%	10/17/50	CAD	7,520	3,424
Province of Newfoundland and Labrador	3.150%	12/2/52	CAD	2,971	1,491
Province of Nova Scotia	2.100%	6/1/27	CAD	7,347	4,863
Province of Nova Scotia	1.100%	6/1/28	CAD	3,813	2,359
Province of Nova Scotia	2.000%	9/1/30	CAD	6,787	4,141
Province of Nova Scotia	2.400%	12/1/31	CAD	800	485
Province of Nova Scotia	6.600%	12/1/31	CAD	33	27
Province of Nova Scotia	4.050%	6/1/33	CAD	1,100	744
Province of Nova Scotia	5.800%	6/1/33	CAD	1,019	788
Province of Nova Scotia	4.500%	6/1/37	CAD	2,550	1,742
Province of Nova Scotia	4.700%	6/1/41	CAD	3,750	2,575
Province of Nova Scotia	4.400%	6/1/42	CAD	5,034	3,312
Province of Nova Scotia	3.450%	6/1/45	CAD	2,924	1,655
Province of Nova Scotia	3.150%	12/1/51	CAD	7,675	4,027
Province of Nova Scotia	3.500%	6/2/62	CAD	4,296	2,329
Province of Ontario	0.875%	1/21/25	EUR	2,543	2,598
Province of Ontario	2.650%	2/5/25	CAD	16,888	11,833
Province of Ontario	0.625%	4/17/25	EUR	6,753	6,832
Province of Ontario	2.600%	6/2/25	CAD	53,576	37,262
Province of Ontario	3.100%	8/26/25	AUD	1,015	621
Province of Ontario	1.750%	9/8/25	CAD	36,002	24,542
Province of Ontario	2.250%	5/26/26	GBP	6,500	7,365
Province of Ontario	2.400%	6/2/26	CAD	38,393	26,130
Province of Ontario	1.350%	9/8/26	CAD	6,436	4,236
Province of Ontario	3.500%	1/27/27	AUD	505	302
Province of Ontario	1.850%	2/1/27	CAD	11,477	7,600
Province of Ontario	0.375%	4/8/27	EUR	943	899
Province of Ontario	2.600%	6/2/27	CAD	38,019	25,620
Province of Ontario	7.600%	6/2/27	CAD	7,654	6,067
Province of Ontario	1.050%	9/8/27	CAD	11,545	7,309
Province of Ontario	3.600%	3/8/28	CAD	14,200	9,863
Province of Ontario	2.900%	6/2/28	CAD	34,157	23,085
80

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Ontario	6.500%	3/8/29	CAD	8,450	6,642
Province of Ontario	2.700%	6/2/29	CAD	33,116	21,702
Province of Ontario	0.250%	6/28/29	CHF	4,485	4,595
Province of Ontario	1.550%	11/1/29	CAD	19,304	11,726
Province of Ontario	2.050%	6/2/30	CAD	41,746	25,728
Province of Ontario	0.010%	11/25/30	EUR	8,886	7,324
Province of Ontario	1.350%	12/2/30	CAD	39,486	22,812
Province of Ontario	2.150%	6/2/31	CAD	27,588	16,652
Province of Ontario	6.200%	6/2/31	CAD	6,633	5,215
Province of Ontario	0.250%	6/9/31	EUR	1,900	1,561
Province of Ontario	2.250%	12/2/31	CAD	19,745	11,856
Province of Ontario	4.050%	2/2/32	CAD	12,000	8,226
Province of Ontario	3.750%	6/2/32	CAD	55,700	37,207
Province of Ontario	5.850%	3/8/33	CAD	13,752	10,602
Province of Ontario	3.650%	6/2/33	CAD	35,300	23,177
Province of Ontario	5.600%	6/2/35	CAD	19,902	15,176
Province of Ontario	4.700%	6/2/37	CAD	30,964	21,695
Province of Ontario	4.600%	6/2/39	CAD	38,304	26,366
Province of Ontario	4.650%	6/2/41	CAD	43,832	30,263
Province of Ontario	3.500%	6/2/43	CAD	44,355	26,014
Province of Ontario	3.450%	6/2/45	CAD	59,510	34,279
Province of Ontario	2.900%	12/2/46	CAD	51,729	26,796
Province of Ontario	2.800%	6/2/48	CAD	47,267	23,828
Province of Ontario	2.900%	6/2/49	CAD	46,578	23,841
Province of Ontario	2.650%	12/2/50	CAD	50,486	24,340
Province of Ontario	1.900%	12/2/51	CAD	45,094	18,032
Province of Ontario	2.550%	12/2/52	CAD	29,070	13,555
Province of Ontario	3.750%	12/2/53	CAD	48,141	28,892
Province of Ontario	4.150%	12/2/54	CAD	10,500	6,784
Province of Prince Edward Island	1.850%	7/27/31	CAD	1,900	1,109
Province of Prince Edward Island	3.650%	6/27/42	CAD	816	479
Province of Prince Edward Island	2.650%	12/1/51	CAD	999	465
Province of Prince Edward Island	3.600%	1/17/53	CAD	1,527	860
Province of Quebec	0.875%	1/15/25	EUR	5,800	5,929
Province of Quebec	4.200%	3/10/25	AUD	768	482
Province of Quebec	5.350%	6/1/25	CAD	2,550	1,849
Province of Quebec	2.600%	7/6/25	CAD	4,936	3,426
Province of Quebec	2.750%	9/1/25	CAD	27,353	19,001
Province of Quebec	8.500%	4/1/26	CAD	5,102	3,985
Province of Quebec	3.700%	5/20/26	AUD	421	257
Province of Quebec	2.500%	9/1/26	CAD	19,136	13,035
Province of Quebec	1.850%	2/13/27	CAD	3,613	2,395
Province of Quebec	0.875%	5/4/27	EUR	17,851	17,314
Province of Quebec	2.750%	9/1/27	CAD	21,524	14,582
Province of Quebec	0.875%	7/5/28	EUR	21,256	20,011
Province of Quebec	2.750%	9/1/28	CAD	23,290	15,494
Province of Quebec	2.300%	9/1/29	CAD	33,617	21,448
Province of Quebec	6.000%	10/1/29	CAD	7,654	5,910
Province of Quebec	1.900%	9/1/30	CAD	36,000	21,831
Province of Quebec	0.000%	10/29/30	EUR	16,907	14,010
Province of Quebec	0.250%	5/5/31	EUR	10,600	8,780
Province of Quebec	1.500%	9/1/31	CAD	35,996	20,576
Province of Quebec	3.650%	5/20/32	CAD	3,400	2,261
Province of Quebec	6.250%	6/1/32	CAD	11,006	8,705
Province of Quebec	3.250%	9/1/32	CAD	38,365	24,593
Province of Quebec	3.900%	11/22/32	CAD	10,600	7,150
Province of Quebec	3.600%	9/1/33	CAD	28,700	18,733
Province of Quebec	5.750%	12/1/36	CAD	10,131	7,847
Province of Quebec	5.000%	12/1/38	CAD	17,643	12,715
Province of Quebec	5.000%	12/1/41	CAD	30,086	21,674
Province of Quebec	4.250%	12/1/43	CAD	28,083	18,381
Province of Quebec	3.500%	12/1/45	CAD	37,111	21,513
Province of Quebec	3.500%	12/1/48	CAD	42,780	24,589
Province of Quebec	3.100%	12/1/51	CAD	52,276	27,612
Province of Quebec	2.850%	12/1/53	CAD	42,417	21,119
Province of Quebec	4.400%	12/1/55	CAD	28,000	18,878
Province of Saskatchewan	0.800%	9/2/25	CAD	3,826	2,560
81

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Saskatchewan	2.550%	6/2/26	CAD	5,678	3,883
Province of Saskatchewan	2.650%	6/2/27	CAD	5,102	3,444
Province of Saskatchewan	3.050%	12/2/28	CAD	3,807	2,569
Province of Saskatchewan	5.750%	3/5/29	CAD	3,061	2,325
Province of Saskatchewan	2.200%	6/2/30	CAD	4,520	2,811
Province of Saskatchewan	2.150%	6/2/31	CAD	2,615	1,576
Province of Saskatchewan	6.400%	9/5/31	CAD	3,441	2,745
Province of Saskatchewan	3.900%	6/2/33	CAD	1,100	737
Province of Saskatchewan	5.800%	9/5/33	CAD	1,860	1,435
Province of Saskatchewan	5.000%	3/5/37	CAD	179	129
Province of Saskatchewan	4.750%	6/1/40	CAD	3,776	2,621
Province of Saskatchewan	3.400%	2/3/42	CAD	7,550	4,412
Province of Saskatchewan	3.900%	6/2/45	CAD	4,984	3,074
Province of Saskatchewan	2.750%	12/2/46	CAD	7,448	3,728
Province of Saskatchewan	3.300%	6/2/48	CAD	8,635	4,786
Province of Saskatchewan	3.100%	6/2/50	CAD	8,853	4,694
Province of Saskatchewan	2.800%	12/2/52	CAD	7,845	3,853
Province of Saskatchewan	3.750%	3/5/54	CAD	1,936	1,152
Province of Saskatchewan	4.200%	12/2/54	CAD	1,100	716
Province of Saskatchewan	2.950%	6/2/58	CAD	1,428	696
PSP Capital Inc.	3.000%	11/5/25	CAD	5,487	3,814
PSP Capital Inc.	0.900%	6/15/26	CAD	4,550	2,971
PSP Capital Inc.	1.500%	3/15/28	CAD	3,700	2,345
PSP Capital Inc.	3.750%	6/15/29	CAD	3,000	2,071
PSP Capital Inc.	2.050%	1/15/30	CAD	6,972	4,324
PSP Capital Inc.	2.600%	3/1/32	CAD	3,000	1,834
PSP Capital Inc.	4.150%	6/1/33	CAD	6,400	4,361
Regional Municipality of Peel Ontario	4.250%	12/2/33	CAD	1,000	681
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	3,561	2,508
Regional Municipality of Peel Ontario	2.500%	6/16/51	CAD	747	327
Regional Municipality of York	2.600%	12/15/25	CAD	2,550	1,754
Regional Municipality of York	2.500%	6/2/26	CAD	1,529	1,042
Regional Municipality of York	2.350%	6/9/27	CAD	1	1
Regional Municipality of York	1.700%	5/27/30	CAD	1,512	906
Regional Municipality of York	2.150%	6/22/31	CAD	1,346	809
Regional Municipality of York	4.000%	5/31/32	CAD	2,365	1,604
Regional Municipality of York	3.650%	5/13/33	CAD	1,581	1,030
Regional Municipality of York	4.050%	5/1/34	CAD	1,223	817
Royal Office Finance LP	5.209%	11/12/37	CAD	3,585	2,564
South Coast British Columbia Transportation Authority	3.050%	6/4/25	CAD	3,143	2,199
South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	4,793	2,469
South Coast British Columbia Transportation Authority	2.650%	10/29/50	CAD	504	232
South Coast British Columbia Transportation Authority	4.150%	12/12/53	CAD	700	435
TCHC Issuer Trust	5.395%	2/22/40	CAD	1,060	756
Toronto Canada	2.450%	2/6/25	CAD	2,410	1,684
Toronto Canada	2.400%	6/7/27	CAD	2,587	1,728
Toronto Canada	2.650%	11/9/29	CAD	2,170	1,400
Toronto Canada	3.250%	4/20/32	CAD	2,400	1,542
Toronto Canada	2.950%	4/28/35	CAD	1,388	815
Toronto Canada	3.500%	6/2/36	CAD	2,800	1,702
Toronto Canada	2.600%	9/24/39	CAD	1,023	527
Toronto Canada	5.200%	6/1/40	CAD	2,121	1,516
Toronto Canada	2.150%	8/25/40	CAD	2,582	1,218
Toronto Canada	4.700%	6/10/41	CAD	1,019	688
Toronto Canada	3.800%	12/13/42	CAD	1,160	690
Toronto Canada	4.150%	3/10/44	CAD	2,515	1,563
Toronto Canada	3.250%	6/24/46	CAD	2,040	1,088
Toronto Canada	3.200%	8/1/48	CAD	927	481
Toronto Canada	2.800%	11/22/49	CAD	2,802	1,342
Toronto Canada	2.900%	4/29/51	CAD	2,796	1,366
Toronto Canada	4.300%	6/1/52	CAD	1,616	1,023
Vancouver Canada	3.700%	10/18/52	CAD	652	368
Winnipeg Canada	4.100%	6/1/45	CAD	1,160	713
Winnipeg Canada	4.300%	11/15/51	CAD	2,121	1,327
					4,044,075
82

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Chile (0.2%)
	Bonos de la Tesoreria de la Republica en pesos	2.500%	3/1/25	CLP	14,000,000	14,732
	Bonos de la Tesoreria de la Republica en pesos	4.500%	3/1/26	CLP	18,940,000	20,252
[3]	Bonos de la Tesoreria de la Republica en pesos	5.000%	10/1/28	CLP	10,500,000	11,214
[3]	Bonos de la Tesoreria de la Republica en pesos	4.700%	9/1/30	CLP	14,250,000	14,301
[3]	Bonos de la Tesoreria de la Republica en pesos	6.000%	4/1/33	CLP	9,445,000	10,184
[3]	Bonos de la Tesoreria de la Republica en pesos	7.000%	5/1/34	CLP	3,500,000	4,114
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/34	CLP	6,300,000	6,523
	Bonos de la Tesoreria de la Republica en pesos	5.000%	3/1/35	CLP	13,440,000	13,365
[3]	Bonos de la Tesoreria de la Republica en pesos	5.300%	11/1/37	CLP	6,205,000	6,268
	Bonos de la Tesoreria de la Republica en pesos	6.000%	1/1/43	CLP	15,000,000	16,299
	Bonos de la Tesoreria de la Republica en pesos	5.100%	7/15/50	CLP	4,650,000	4,251
	Republic of Chile	1.750%	1/20/26	EUR	100	100
	Republic of Chile	0.100%	1/26/27	EUR	7,438	6,896
	Republic of Chile	0.555%	1/21/29	EUR	5,400	4,711
	Republic of Chile	0.830%	7/2/31	EUR	5,659	4,617
	Republic of Chile	4.125%	7/5/34	EUR	4,993	4,964
	Republic of Chile	1.300%	7/26/36	EUR	4,046	2,909
	Republic of Chile	1.250%	1/29/40	EUR	4,868	3,155
	Republic of Chile	1.250%	1/22/51	EUR	5,937	2,956
						151,811
China (1.2%)
	Agricultural Development Bank of China	4.000%	11/12/25	CNY	39,900	5,613
	Agricultural Development Bank of China	3.630%	7/19/26	CNY	50,000	7,025
	Agricultural Development Bank of China	2.900%	3/8/28	CNY	150,000	20,707
	Agricultural Development Bank of China	3.750%	1/25/29	CNY	375,200	53,823
	Agricultural Development Bank of China	3.520%	5/24/31	CNY	20,000	2,858
	Agricultural Development Bank of China	3.300%	11/5/31	CNY	100,000	14,101
	Agricultural Development Bank of China	3.060%	6/6/32	CNY	170,000	23,595
	China Development Bank	2.730%	11/11/24	CNY	20,000	2,742
	China Development Bank	3.340%	7/14/25	CNY	30,000	4,159
	China Development Bank	3.680%	2/26/26	CNY	391,800	54,924
	China Development Bank	3.300%	3/3/26	CNY	10,000	1,390
	China Development Bank	3.500%	8/13/26	CNY	235,300	32,991
	China Development Bank	3.430%	1/14/27	CNY	50,000	7,018
	China Development Bank	3.390%	7/10/27	CNY	100,000	14,035
	China Development Bank	3.400%	1/8/28	CNY	100,000	14,087
	China Development Bank	2.990%	3/1/29	CNY	100,000	13,852
	China Development Bank	3.450%	9/20/29	CNY	50,000	7,084
	China Development Bank	3.070%	3/10/30	CNY	25,000	3,472
	China Development Bank	2.710%	7/10/30	CNY	100,000	13,606
	China Development Bank	3.700%	10/20/30	CNY	50,000	7,215
	China Development Bank	3.660%	3/1/31	CNY	60,000	8,648
	China Development Bank	3.410%	6/7/31	CNY	150,000	21,295
	China Development Bank	3.120%	9/13/31	CNY	120,000	16,713
	China Development Bank	4.010%	1/9/37	CNY	74,900	11,370
	China Development Bank	3.490%	11/8/41	CNY	60,000	8,697
	China Government Bond	2.290%	12/25/24	CNY	150,000	20,510
	China Government Bond	2.260%	2/24/25	CNY	130,000	17,763
	China Government Bond	2.240%	5/25/25	CNY	120,000	16,385
	China Government Bond	3.020%	10/22/25	CNY	85,000	11,763
	China Government Bond	3.220%	12/6/25	CNY	243,600	33,864
	China Government Bond	2.460%	2/15/26	CNY	250,000	34,224
	China Government Bond	3.250%	6/6/26	CNY	52,800	7,368
	China Government Bond	2.740%	8/4/26	CNY	85,000	11,718
	China Government Bond	0.125%	11/12/26	EUR	2,300	2,177
	China Government Bond	3.120%	12/5/26	CNY	100,000	13,943
	China Government Bond	2.850%	6/4/27	CNY	130,000	18,003
	China Government Bond	2.440%	10/15/27	CNY	240,000	32,760
	China Government Bond	2.640%	1/15/28	CNY	150,000	20,624
	China Government Bond	3.010%	5/13/28	CNY	160,000	22,333
	China Government Bond	2.910%	10/14/28	CNY	100,000	13,907
	China Government Bond	0.125%	11/17/28	EUR	5,000	4,426
	China Government Bond	2.800%	3/24/29	CNY	40,000	5,528
	China Government Bond	2.750%	6/15/29	CNY	40,000	5,510
	China Government Bond	2.620%	9/25/29	CNY	70,000	9,563
	China Government Bond	2.790%	12/15/29	CNY	100,000	13,778
83

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Government Bond	2.680%	5/21/30	CNY	60,000	8,196
China Government Bond	3.270%	11/19/30	CNY	40,000	5,667
China Government Bond	3.020%	5/27/31	CNY	115,000	16,015
China Government Bond	0.500%	11/12/31	EUR	5,737	4,759
China Government Bond	2.890%	11/18/31	CNY	30,000	4,131
China Government Bond	2.750%	2/17/32	CNY	75,000	10,220
China Government Bond	2.690%	8/15/32	CNY	30,000	4,065
China Government Bond	2.600%	9/1/32	CNY	105,000	14,126
China Government Bond	2.800%	11/15/32	CNY	255,000	34,850
China Government Bond	0.625%	11/25/35	EUR	5,087	3,684
China Government Bond	1.000%	11/12/39	EUR	4,922	3,377
China Government Bond	3.970%	7/23/48	CNY	163,000	25,764
China Government Bond	4.080%	10/22/48	CNY	40,000	6,429
China Government Bond	3.860%	7/22/49	CNY	170,200	26,536
China Government Bond	3.390%	3/16/50	CNY	158,000	22,830
China Government Bond	3.320%	4/15/52	CNY	30,000	4,354
China Government Bond	3.120%	10/25/52	CNY	75,000	10,497
China Government Bond	4.240%	11/24/64	CNY	20,000	3,459
China Government Bond	3.730%	5/25/70	CNY	30,000	4,711
China Government Bond	3.760%	3/22/71	CNY	20,000	3,164
China Government Bond	3.400%	7/15/72	CNY	20,000	2,924
Export-Import Bank of China	3.260%	2/24/27	CNY	140,000	19,532
Export-Import Bank of China	3.860%	5/20/29	CNY	50,000	7,214
Export-Import Bank of China	3.230%	3/23/30	CNY	55,000	7,697
Export-Import Bank of China	3.380%	7/16/31	CNY	70,000	9,906
Export-Import Bank of China	3.180%	3/11/32	CNY	170,000	23,758
Export-Import Bank of China	2.850%	7/7/33	CNY	100,000	13,631
					988,663
Colombia (0.3%)
Colombian TES	6.250%	11/26/25	COP	73,070,000	16,329
Colombian TES	7.500%	8/26/26	COP	109,275,000	24,420
Colombian TES	5.750%	11/3/27	COP	70,310,000	14,202
Colombian TES	6.000%	4/28/28	COP	117,605,000	23,564
Colombian TES	7.750%	9/18/30	COP	88,110,000	17,934
Colombian TES	7.000%	3/26/31	COP	110,000,000	21,082
Colombian TES	7.000%	3/26/31	COP	6,000,000	1,150
Colombian TES	7.000%	6/30/32	COP	103,300,000	18,940
Colombian TES	13.250%	2/9/33	COP	74,800,000	19,549
Colombian TES	7.250%	10/18/34	COP	133,945,000	23,563
Colombian TES	6.250%	7/9/36	COP	12,500,000	1,948
Colombian TES	9.250%	5/28/42	COP	109,100,000	21,061
Colombian TES	7.250%	10/26/50	COP	91,350,000	13,909
					217,651
Croatia (0.1%)
Republic of Croatia	3.000%	3/11/25	EUR	996	1,039
Republic of Croatia	3.000%	3/20/27	EUR	3,541	3,652
Republic of Croatia	2.700%	6/15/28	EUR	2,982	3,013
Republic of Croatia	1.125%	6/19/29	EUR	3,541	3,211
Republic of Croatia	2.750%	1/27/30	EUR	4,541	4,496
Republic of Croatia	1.500%	6/17/31	EUR	26,228	23,265
Republic of Croatia	2.875%	4/22/32	EUR	4,600	4,440
Republic of Croatia	1.125%	3/4/33	EUR	4,000	3,270
Republic of Croatia	4.000%	6/14/35	EUR	7,174	7,424
Republic of Croatia	1.750%	3/4/41	EUR	5,053	3,591
					57,401
Cyprus (0.0%)
Republic of Cyprus	2.375%	9/25/28	EUR	11,076	11,038
Republic of Cyprus	4.125%	4/13/33	EUR	27,039	28,683
					39,721
Czech Republic (0.5%)
Czech Republic	0.000%	12/12/24	CZK	538,920	21,993
Czech Republic	2.400%	9/17/25	CZK	531,660	21,932
Czech Republic	6.000%	2/26/26	CZK	2,379,110	105,875
Czech Republic	1.000%	6/26/26	CZK	946,570	37,193
Czech Republic	0.250%	2/10/27	CZK	251,570	9,458
Czech Republic	2.500%	8/25/28	CZK	188,810	7,432
84

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Czech Republic	5.500%	12/12/28	CZK	186,750	8,444
	Czech Republic	2.750%	7/23/29	CZK	1,832,470	71,852
	Czech Republic	0.950%	5/15/30	CZK	811,930	27,923
	Czech Republic	5.000%	9/30/30	CZK	639,980	28,239
	Czech Republic	1.200%	3/13/31	CZK	548,580	18,684
	Czech Republic	1.750%	6/23/32	CZK	340,000	11,690
	Czech Republic	4.500%	11/11/32	CZK	260,000	11,054
	Czech Republic	2.000%	10/13/33	CZK	190,090	6,460
	Czech Republic	3.500%	5/30/35	CZK	274,710	10,572
	Czech Republic	4.200%	12/4/36	CZK	49,580	2,024
	Czech Republic	1.950%	7/30/37	CZK	103,320	3,219
	Czech Republic	1.500%	4/24/40	CZK	99,250	2,705
	Czech Republic	4.850%	11/26/57	CZK	46,430	1,983
						408,732
Denmark (0.4%)
	Kingdom of Denmark	7.000%	11/10/24	DKK	37,910	5,570
	Kingdom of Denmark	1.750%	11/15/25	DKK	345,649	47,731
	Kingdom of Denmark	0.500%	11/15/27	DKK	388,364	50,208
	Kingdom of Denmark	0.500%	11/15/29	DKK	588,247	72,593
	Kingdom of Denmark	0.000%	11/15/31	DKK	441,612	49,500
	Kingdom of Denmark	2.250%	11/15/33	DKK	188,370	24,769
	Kingdom of Denmark	4.500%	11/15/39	DKK	381,645	62,592
	Kingdom of Denmark	0.250%	11/15/52	DKK	90,182	5,775
	Kommunekredit	0.625%	5/11/26	EUR	2,214	2,186
	Kommunekredit	2.900%	11/27/26	AUD	2,131	1,258
	Kommunekredit	0.750%	5/18/27	EUR	13,135	12,726
	Kommunekredit	0.000%	11/17/29	EUR	30,000	25,999
	Kommunekredit	0.010%	5/4/34	EUR	14,000	10,231
						371,138
Estonia (0.0%)
	Republic of Estonia	4.000%	10/12/32	EUR	6,532	6,962
Finland (0.5%)
	Finnvera OYJ	0.500%	4/13/26	EUR	3,266	3,222
	Finnvera OYJ	2.125%	3/8/28	EUR	15,300	15,454
	Finnvera OYJ	0.375%	4/9/29	EUR	5,831	5,285
	Finnvera OYJ	1.125%	5/17/32	EUR	1,900	1,676
	Kuntarahoitus OYJ	0.000%	4/21/28	EUR	4,600	4,208
	Kuntarahoitus OYJ	0.250%	2/25/32	EUR	17,200	14,034
	Kuntarahoitus OYJ	0.050%	9/10/35	EUR	6,823	4,769
	Municipality Finance plc	0.625%	11/26/26	EUR	2,543	2,485
	Municipality Finance plc	1.250%	2/23/33	EUR	5,087	4,432
[3]	Republic of Finland	4.000%	7/4/25	EUR	22,373	23,918
[3]	Republic of Finland	0.875%	9/15/25	EUR	5,380	5,451
[3]	Republic of Finland	0.500%	9/15/27	EUR	26,133	25,075
[3]	Republic of Finland	2.750%	7/4/28	EUR	5,818	6,067
[3]	Republic of Finland	2.875%	4/15/29	EUR	52,455	54,732
[3]	Republic of Finland	0.500%	9/15/29	EUR	58,950	53,603
[3]	Republic of Finland	0.000%	9/15/30	EUR	29,510	25,087
[3]	Republic of Finland	0.750%	4/15/31	EUR	33,047	29,175
[3]	Republic of Finland	0.125%	9/15/31	EUR	14,549	12,052
[3]	Republic of Finland	1.500%	9/15/32	EUR	53,031	48,158
[3]	Republic of Finland	1.125%	4/15/34	EUR	16,396	13,807
[3]	Republic of Finland	2.750%	4/15/38	EUR	19,441	18,334
[3]	Republic of Finland	0.250%	9/15/40	EUR	38,836	23,497
[3]	Republic of Finland	2.625%	7/4/42	EUR	17,532	15,836
[3]	Republic of Finland	0.500%	4/15/43	EUR	14,007	8,225
[3]	Republic of Finland	0.125%	4/15/52	EUR	16,853	6,928
						425,510
France (8.8%)
	Action Logement Services	1.375%	4/13/32	EUR	7,500	6,570
	Action Logement Services	4.125%	10/3/38	EUR	12,800	13,340
	Action Logement Services	0.750%	7/19/41	EUR	13,600	8,116
	Agence Francaise de Developpement EPIC	2.250%	5/27/25	EUR	5,000	5,169
	Agence Francaise de Developpement EPIC	0.500%	10/31/25	EUR	5,000	4,978
	Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	6,000	5,819
85

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	1,800	1,916
Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	2,500	2,393
Agence Francaise de Developpement EPIC	0.010%	11/25/28	EUR	11,200	9,953
Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	19,600	17,267
Agence Francaise de Developpement EPIC	2.875%	1/21/30	EUR	7,500	7,636
Agence Francaise de Developpement EPIC	0.500%	5/25/30	EUR	5,300	4,606
Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	20,600	18,051
Agence Francaise de Developpement EPIC	3.375%	5/25/33	EUR	11,100	11,338
Agence Francaise de Developpement EPIC	1.500%	10/31/34	EUR	10,000	8,436
Agence Francaise de Developpement EPIC	0.500%	5/31/35	EUR	5,000	3,653
Agence Francaise de Developpement EPIC	1.125%	3/2/37	EUR	18,200	13,534
Agence France Locale	0.125%	6/20/26	EUR	8,600	8,324
Agence France Locale	1.125%	6/20/28	EUR	4,500	4,277
Agence France Locale	0.000%	3/20/31	EUR	6,400	5,175
Agence France Locale	3.625%	6/20/38	EUR	5,000	4,957
Bpifrance SACA	0.750%	11/25/24	EUR	8,100	8,296
Bpifrance SACA	0.125%	3/25/25	EUR	16,400	16,509
Bpifrance SACA	0.500%	5/25/25	EUR	4,900	4,935
Bpifrance SACA	2.750%	10/25/25	EUR	12,000	12,495
Bpifrance SACA	2.125%	11/29/27	EUR	12,500	12,577
Bpifrance SACA	0.125%	11/25/28	EUR	8,300	7,439
Bpifrance SACA	0.050%	9/26/29	EUR	5,000	4,330
Bpifrance SACA	1.875%	5/25/30	EUR	5,000	4,786
Bpifrance SACA	2.000%	9/2/30	EUR	12,000	11,504
Bpifrance SACA	0.250%	6/4/31	EUR	19,300	15,986
Caisse d'Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	35,869	36,990
Caisse d'Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	5,124	5,472
Caisse d'Amortissement de la Dette Sociale	2.875%	5/25/27	EUR	42,000	43,713
Caisse d'Amortissement de la Dette Sociale	0.000%	2/25/28	EUR	9,300	8,528
Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/29	EUR	31,300	27,519
Caisse d'Amortissement de la Dette Sociale	0.600%	11/25/29	EUR	55,800	50,051
Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/31	EUR	55,700	45,481
Caisse d'Amortissement de la Dette Sociale	0.125%	9/15/31	EUR	30,800	25,126
Caisse d'Amortissement de la Dette Sociale	0.450%	1/19/32	EUR	23,100	19,127
Caisse d'Amortissement de la Dette Sociale	2.750%	11/25/32	EUR	9,500	9,416
Caisse des Depots et Consignations	3.000%	5/25/28	EUR	5,000	5,216
Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	11,800	11,817
Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	1,700	1,717
Caisse Francaise de Financement Local	0.500%	1/19/26	EUR	900	889
Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	3,000	2,953
Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	2,000	1,938
Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	5,000	4,759
Caisse Francaise de Financement Local	1.000%	4/25/28	EUR	100	95
Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	20,200	20,801
Caisse Francaise de Financement Local	0.010%	6/24/30	EUR	25,600	21,401
Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	5,000	4,583
Caisse Francaise de Financement Local	1.125%	12/1/31	EUR	30,000	26,136
Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	9,600	8,351
Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	400	324
Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	3,400	2,615
Caisse Francaise de Financement Local	0.375%	2/13/40	EUR	14,800	8,993
France	1.750%	11/25/24	EUR	78,829	81,853
France	0.000%	2/25/25	EUR	243,280	246,211
France	0.000%	3/25/25	EUR	220,000	222,170
France	0.500%	5/25/25	EUR	148,245	150,157
France	1.000%	11/25/25	EUR	234,791	237,711
France	0.000%	2/25/26	EUR	162,410	159,969
France	3.500%	4/25/26	EUR	152,257	162,437
France	0.500%	5/25/26	EUR	178,321	176,713
France	2.500%	9/24/26	EUR	145,000	150,776
France	0.250%	11/25/26	EUR	83,694	81,313
France	0.000%	2/25/27	EUR	268,188	256,800
France	1.000%	5/25/27	EUR	164,689	162,285
France	2.750%	10/25/27	EUR	179,885	188,210
France	0.750%	2/25/28	EUR	113,278	108,756
France	0.750%	5/25/28	EUR	226,349	216,120
France	0.750%	11/25/28	EUR	191,509	180,978
86

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	France	2.750%	2/25/29	EUR	190,000	197,613
	France	5.500%	4/25/29	EUR	136,812	161,726
[9]	France	0.500%	5/25/29	EUR	176,702	162,466
	France	0.000%	11/25/29	EUR	190,770	167,529
	France	2.500%	5/25/30	EUR	199,502	203,113
	France	0.000%	11/25/30	EUR	276,798	234,576
	France	1.500%	5/25/31	EUR	112,885	105,933
	France	0.000%	11/25/31	EUR	217,173	177,182
	France	0.000%	5/25/32	EUR	142,980	114,347
	France	5.750%	10/25/32	EUR	82,358	103,075
	France	2.000%	11/25/32	EUR	129,763	122,798
	France	3.000%	5/25/33	EUR	158,000	161,549
	France	3.500%	11/25/33	EUR	75,000	79,805
	France	1.250%	5/25/34	EUR	162,376	138,062
	France	4.750%	4/25/35	EUR	106,535	125,087
[3]	France	1.250%	5/25/36	EUR	142,099	114,377
	France	1.250%	5/25/38	EUR	134,041	102,118
	France	4.000%	10/25/38	EUR	95,869	104,309
[3]	France	1.750%	6/25/39	EUR	59,084	47,897
[3,10]	France	0.500%	5/25/40	EUR	88,590	55,943
[9]	France	4.500%	4/25/41	EUR	135,883	155,769
[3]	France	2.500%	5/25/43	EUR	49,087	41,914
[3]	France	0.500%	6/25/44	EUR	63,736	35,238
	France	3.250%	5/25/45	EUR	113,128	108,161
[3]	France	2.000%	5/25/48	EUR	154,568	113,818
[3]	France	1.500%	5/25/50	EUR	130,205	82,436
	France	0.750%	5/25/52	EUR	105,268	50,871
[3]	France	0.750%	5/25/53	EUR	95,453	44,680
[3]	France	3.000%	5/25/54	EUR	78,133	67,562
[3]	France	4.000%	4/25/55	EUR	71,409	74,975
	France	4.000%	4/25/60	EUR	72,833	76,517
[3]	France	1.750%	5/25/66	EUR	66,794	39,683
[3]	France	0.500%	5/25/72	EUR	44,906	14,432
	Gestion Securite de Stocks Securite SA	3.375%	6/29/30	EUR	5,000	5,222
	Ile-de-France Mobilites	0.950%	5/28/41	EUR	1,900	1,203
	Ile-de-France Mobilites	1.275%	2/14/42	EUR	10,700	7,071
	Regie Autonome des Transports Parisiens EPIC	0.875%	5/25/27	EUR	1,500	1,452
	Regie Autonome des Transports Parisiens EPIC	1.875%	5/25/32	EUR	5,300	4,824
	Region of Ile de France	0.500%	6/14/25	EUR	15,100	15,176
	Region of Ile de France	0.625%	4/23/27	EUR	2,500	2,400
	Region of Ile de France	0.000%	4/20/28	EUR	2,500	2,268
	Region of Ile de France	1.375%	3/14/29	EUR	100	95
	Region of Ile de France	0.100%	7/2/30	EUR	5,100	4,292
	Region of Ile de France	2.900%	4/30/31	EUR	6,000	6,040
	Region of Ile de France	1.375%	6/20/33	EUR	3,000	2,565
	SFIL SA	0.050%	6/4/29	EUR	23,300	20,370
	SFIL SA	3.250%	11/25/30	EUR	5,000	5,172
	SNCF Reseau	2.625%	12/29/25	EUR	2,300	2,388
	SNCF Reseau	4.250%	10/7/26	EUR	900	972
	SNCF Reseau	3.125%	10/25/28	EUR	3,400	3,538
	SNCF Reseau	5.250%	12/7/28	GBP	8,708	10,664
	SNCF Reseau	0.875%	1/22/29	EUR	3,000	2,780
	SNCF Reseau	1.125%	5/25/30	EUR	14,300	12,991
	SNCF Reseau	1.000%	11/9/31	EUR	7,600	6,563
	SNCF Reseau	5.000%	10/10/33	EUR	7,891	9,099
	SNCF Reseau	5.250%	1/31/35	GBP	2,716	3,263
	SNCF Reseau	0.750%	5/25/36	EUR	10,900	7,824
	SNCF Reseau	1.500%	5/29/37	EUR	9,100	7,076
	SNCF Reseau	2.250%	12/20/47	EUR	6,300	4,539
	SNCF Reseau	2.000%	2/5/48	EUR	2,500	1,681
	SNCF Reseau	5.000%	3/11/52	GBP	2,574	2,792
	SNCF Reseau	4.830%	3/25/60	GBP	717	753
	Soc Nationale SNCF SACA	4.125%	2/19/25	EUR	400	425
	Soc Nationale SNCF SACA	0.875%	12/28/26	GBP	6,400	6,803
	Soc Nationale SNCF SACA	5.375%	3/18/27	GBP	4,134	5,017
	Soc Nationale SNCF SACA	1.500%	2/2/29	EUR	17,100	16,283
	Soc Nationale SNCF SACA	0.625%	4/17/30	EUR	2,000	1,750
87

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Soc Nationale SNCF SACA	1.000%	5/25/40	EUR	14,900	9,621
Soc Nationale SNCF SACA	0.875%	2/28/51	EUR	5,200	2,302
Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	5,200	4,925
Societe Du Grand Paris EPIC	0.000%	11/25/30	EUR	14,500	11,951
Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	23,200	18,696
Societe Du Grand Paris EPIC	3.500%	5/25/43	EUR	5,600	5,273
Societe Du Grand Paris EPIC	0.875%	5/10/46	EUR	7,000	3,746
Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	8,500	5,260
Societe Du Grand Paris EPIC	1.000%	11/26/51	EUR	16,800	8,042
Societe Du Grand Paris EPIC	3.700%	5/25/53	EUR	3,300	3,067
Societe Du Grand Paris EPIC	0.700%	10/15/60	EUR	5,100	1,757
Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	9,300	3,317
Societe Nationale SNCF SA	0.227%	6/18/30	CHF	4,000	4,011
UNEDIC ASSEO	0.125%	11/25/24	EUR	46,000	46,764
UNEDIC ASSEO	0.625%	2/17/25	EUR	4,500	4,578
UNEDIC ASSEO	0.625%	3/3/26	EUR	7,300	7,238
UNEDIC ASSEO	0.100%	11/25/26	EUR	43,800	41,950
UNEDIC ASSEO	1.250%	10/21/27	EUR	11,000	10,748
UNEDIC ASSEO	0.500%	3/20/29	EUR	12,200	11,127
UNEDIC ASSEO	0.250%	11/25/29	EUR	15,300	13,464
UNEDIC ASSEO	0.000%	11/19/30	EUR	31,000	25,919
UNEDIC ASSEO	0.010%	5/25/31	EUR	15,000	12,327
UNEDIC ASSEO	1.500%	4/20/32	EUR	700	635
UNEDIC ASSEO	1.750%	11/25/32	EUR	7,000	6,416
UNEDIC ASSEO	1.250%	5/25/33	EUR	1,000	864
UNEDIC ASSEO	0.100%	5/25/34	EUR	25,400	18,636
UNEDIC ASSEO	0.250%	7/16/35	EUR	12,400	8,895
Ville de Paris	1.250%	1/12/32	EUR	10,000	8,751
Ville de Paris	1.375%	11/20/34	EUR	800	655
					7,512,682
Germany (8.6%)
Bundesobligation	0.000%	4/11/25	EUR	143,276	144,788
Bundesobligation	0.000%	10/10/25	EUR	212,581	212,178
Bundesobligation	0.000%	10/9/26	EUR	161,401	157,367
Bundesobligation	0.000%	4/16/27	EUR	84,891	81,779
Bundesobligation	2.200%	4/13/28	EUR	222,000	230,119
Bundesobligation	2.400%	10/19/28	EUR	215,000	224,507
Bundesschatzanweisungen	2.500%	3/13/25	EUR	80,000	83,704
Bundesschatzanweisungen	3.100%	9/18/25	EUR	310,880	328,908
Bundesschatzanweisungen	3.100%	12/12/25	EUR	90,000	95,356
Federal Republic of Germany	0.500%	2/15/26	EUR	134,252	134,491
Federal Republic of Germany	0.000%	8/15/26	EUR	113,840	111,460
Federal Republic of Germany	0.250%	2/15/27	EUR	115,138	112,441
Federal Republic of Germany	0.500%	8/15/27	EUR	13,872	13,530
Federal Republic of Germany	0.000%	11/15/27	EUR	109,252	103,804
Federal Republic of Germany	5.625%	1/4/28	EUR	59,562	70,271
Federal Republic of Germany	0.500%	2/15/28	EUR	123,946	119,759
Federal Republic of Germany	4.750%	7/4/28	EUR	48,175	55,593
Federal Republic of Germany	0.250%	8/15/28	EUR	79,586	75,250
Federal Republic of Germany	0.000%	11/15/28	EUR	125,465	116,403
Federal Republic of Germany	0.250%	2/15/29	EUR	49,782	46,531
Federal Republic of Germany	0.000%	8/15/29	EUR	88,233	80,212
Federal Republic of Germany	2.100%	11/15/29	EUR	100,000	102,386
Federal Republic of Germany	6.250%	1/4/30	EUR	40,000	50,839
Federal Republic of Germany	0.000%	2/15/30	EUR	60,000	53,822
Federal Republic of Germany	2.400%	11/15/30	EUR	100,000	103,603
Federal Republic of Germany	5.500%	1/4/31	EUR	27,000	33,694
Federal Republic of Germany	0.000%	2/15/31	EUR	5,458	4,757
Federal Republic of Germany	0.000%	8/15/31	EUR	54,486	46,803
Federal Republic of Germany	0.000%	2/15/32	EUR	221,295	187,134
Federal Republic of Germany	1.700%	8/15/32	EUR	214,812	208,524
Federal Republic of Germany	2.300%	2/15/33	EUR	115,429	117,141
Federal Republic of Germany	2.300%	2/15/33	EUR	20,000	20,317
Federal Republic of Germany	2.600%	8/15/33	EUR	104,773	108,559
Federal Republic of Germany	4.750%	7/4/34	EUR	39,707	49,104
Federal Republic of Germany	0.000%	5/15/35	EUR	148,581	112,312
Federal Republic of Germany	0.000%	5/15/36	EUR	120,943	88,247
88

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Federal Republic of Germany	4.000%	1/4/37	EUR	90,040	105,175
	Federal Republic of Germany	1.000%	5/15/38	EUR	92,398	74,146
	Federal Republic of Germany	4.250%	7/4/39	EUR	45,000	54,340
	Federal Republic of Germany	4.750%	7/4/40	EUR	53,000	67,954
	Federal Republic of Germany	3.250%	7/4/42	EUR	109,147	117,288
	Federal Republic of Germany	2.500%	7/4/44	EUR	129,968	124,326
	Federal Republic of Germany	2.500%	8/15/46	EUR	180,709	171,721
	Federal Republic of Germany	1.250%	8/15/48	EUR	114,421	82,626
	Federal Republic of Germany	0.000%	8/15/50	EUR	126,517	59,717
	Federal Republic of Germany	0.000%	8/15/50	EUR	35,000	16,569
	Federal Republic of Germany	0.000%	8/15/52	EUR	55,000	24,432
	Federal Republic of Germany	1.800%	8/15/53	EUR	147,355	117,211
[11]	FMS Wertmanagement	1.375%	3/7/25	GBP	10,200	11,773
[11]	FMS Wertmanagement	0.375%	4/29/30	EUR	5,600	4,924
	Free and Hanseatic City of Hamburg	0.250%	1/20/25	EUR	11,784	11,969
	Free and Hanseatic City of Hamburg	0.375%	4/1/25	EUR	3,235	3,270
	Free and Hanseatic City of Hamburg	0.010%	6/15/28	EUR	7,500	6,845
	Free and Hanseatic City of Hamburg	0.800%	4/11/34	EUR	1,023	825
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	7,686	5,997
	Free and Hanseatic City of Hamburg	0.250%	2/18/41	EUR	14,000	8,178
	Free State of Bavaria	0.030%	4/3/28	EUR	22,546	20,743
	Free State of Bavaria	0.150%	4/3/30	EUR	5,036	4,366
	Free State of Bavaria	0.010%	1/18/35	EUR	17,718	12,719
	Free State of Saxony	0.010%	10/15/27	EUR	2,500	2,330
	Free State of Saxony	0.010%	11/5/29	EUR	11,459	10,010
	Free State of Saxony	0.010%	12/17/35	EUR	15,751	10,834
	Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	8,608	8,758
	Gemeinsame Deutsche Bundeslaender	0.375%	4/17/25	EUR	10,248	10,354
	Gemeinsame Deutsche Bundeslaender	0.625%	2/13/29	EUR	2,049	1,894
	Gemeinsame Deutsche Bundeslaender	0.010%	8/26/30	EUR	18,449	15,627
	Investitionsbank Berlin	0.250%	2/3/32	EUR	10,000	8,187
[11]	KFW	1.375%	12/9/24	GBP	20,668	24,038
[11]	KFW	4.000%	2/27/25	AUD	3,929	2,466
[11]	KFW	0.010%	3/31/25	EUR	41,647	41,936
[11]	KFW	0.375%	4/23/25	EUR	14,859	15,020
[11]	KFW	5.500%	6/18/25	GBP	10,248	12,484
[11]	KFW	0.125%	6/30/25	EUR	116,690	116,959
[11]	KFW	2.500%	8/25/25	CHF	5,390	6,052
[11]	KFW	0.250%	9/15/25	EUR	39,114	39,126
[11]	KFW	4.125%	2/18/26	GBP	20,000	23,812
[11]	KFW	0.750%	2/19/26	CAD	3,295	2,166
[11]	KFW	0.375%	3/9/26	EUR	22,802	22,576
[11]	KFW	0.000%	6/15/26	EUR	38,607	37,578
[11]	KFW	1.250%	7/31/26	GBP	39,838	43,850
[11]	KFW	3.200%	9/11/26	AUD	4,317	2,607
[11]	KFW	0.000%	9/30/26	EUR	127,766	123,244
[11]	KFW	2.000%	2/15/27	AUD	9,300	5,366
[11]	KFW	0.625%	2/22/27	EUR	19,471	18,959
[11]	KFW	0.000%	3/31/27	EUR	26,264	24,942
[11]	KFW	1.250%	6/30/27	EUR	31,942	31,554
[11]	KFW	3.750%	7/30/27	GBP	6,000	7,018
[11]	KFW	0.500%	9/15/27	EUR	17,400	16,618
[11]	KFW	0.000%	12/15/27	EUR	13,876	12,868
[11]	KFW	0.625%	1/7/28	EUR	20,497	19,522
[11]	KFW	1.375%	2/2/28	SEK	56,730	4,659
[11]	KFW	2.750%	3/15/28	EUR	23,204	24,106
[11]	KFW	3.200%	3/15/28	AUD	14,325	8,404
[11]	KFW	0.750%	6/28/28	EUR	15,810	14,970
[11]	KFW	0.000%	9/15/28	EUR	922	836
[11]	KFW	3.125%	10/10/28	EUR	28,285	29,814
[11]	KFW	6.000%	12/7/28	GBP	5,124	6,555
[11]	KFW	0.750%	1/15/29	EUR	14,123	13,170
[11]	KFW	4.200%	2/8/29	AUD	5,000	3,022
[11]	KFW	2.875%	12/28/29	EUR	40,000	41,407
[11]	KFW	3.125%	6/7/30	EUR	19,562	20,496
[11]	KFW	0.000%	9/17/30	EUR	38,887	32,862
[11]	KFW	0.000%	1/10/31	EUR	22,546	18,838
89

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[11]	KFW	3.250%	3/24/31	EUR	25,700	27,097
[11]	KFW	0.125%	1/9/32	EUR	28,014	22,873
[11]	KFW	5.750%	6/7/32	GBP	5,380	6,998
[11]	KFW	2.750%	2/14/33	EUR	15,000	15,051
[11]	KFW	1.125%	5/9/33	EUR	4,148	3,585
[11]	KFW	2.875%	6/7/33	EUR	35,817	36,250
[11]	KFW	0.050%	9/29/34	EUR	13,002	9,517
[11]	KFW	1.375%	7/31/35	EUR	7,173	6,026
[11]	KFW	5.000%	6/9/36	GBP	3,735	4,566
[11]	KFW	1.250%	7/4/36	EUR	11,784	9,483
[11]	KFW	4.875%	3/15/37	GBP	1,017	1,218
[11]	KFW	1.125%	3/31/37	EUR	21,007	16,359
[11]	KFW	4.700%	6/2/37	CAD	1,198	831
[11]	KFW	1.125%	6/15/37	EUR	5,124	3,960
[11]	KFW	2.600%	6/20/37	JPY	18,000	140
[11]	KFW	0.875%	7/4/39	EUR	2,561	1,818
	Land Baden-Wuerttemberg	0.625%	2/9/27	EUR	5,124	4,982
	Land Baden-Wuerttemberg	0.800%	4/5/28	EUR	5,124	4,878
	Land Baden-Wuerttemberg	0.010%	7/9/32	EUR	16,396	13,007
	Land Berlin	0.500%	2/10/25	EUR	10,760	10,941
	Land Berlin	0.250%	4/22/25	EUR	5,124	5,165
	Land Berlin	0.625%	3/20/26	EUR	5,096	5,059
	Land Berlin	0.625%	2/8/27	EUR	2,869	2,788
	Land Berlin	0.010%	5/18/27	EUR	18,140	17,134
	Land Berlin	1.250%	6/1/28	EUR	9,000	8,714
	Land Berlin	0.010%	10/26/28	EUR	13,835	12,476
	Land Berlin	0.010%	7/2/30	EUR	32,085	27,271
	Land Berlin	1.300%	6/13/33	EUR	1,023	894
	Land Berlin	0.750%	4/3/34	EUR	2,548	2,048
	Land Berlin	0.125%	6/4/35	EUR	5,124	3,665
	Land Berlin	0.625%	8/25/36	EUR	1,281	937
	Land Berlin	1.375%	6/5/37	EUR	2,561	2,037
	Land Berlin	1.375%	8/27/38	EUR	2,561	1,982
	Land Berlin	0.050%	8/6/40	EUR	7,686	4,360
	Land Berlin	0.100%	1/18/41	EUR	23,561	13,315
	Land Schleswig-Holstein Germany	0.010%	10/22/26	EUR	12,300	11,827
	Land Thueringen	0.500%	5/12/25	EUR	2,306	2,330
	Land Thueringen	0.200%	10/26/26	EUR	7,686	7,428
	Land Thueringen	0.500%	3/2/29	EUR	15,000	13,752
	Land Thueringen	0.250%	3/5/40	EUR	4,201	2,540
	Land Thueringen	0.125%	1/13/51	EUR	4,669	1,844
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	8/7/25	AUD	6,020	3,762
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	7,686	7,560
	Landeskreditbank Baden-Wuerttemberg Foerderbank	1.000%	12/15/26	GBP	20,000	21,524
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	2/25/27	EUR	7,500	7,216
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.750%	3/16/32	EUR	12,000	10,298
[11]	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	8,410	5,299
[11]	Landwirtschaftliche Rentenbank	0.500%	3/6/25	EUR	11,784	11,985
[11]	Landwirtschaftliche Rentenbank	0.000%	9/28/26	EUR	20,000	19,274
[11]	Landwirtschaftliche Rentenbank	0.875%	12/15/26	GBP	10,000	10,751
[11]	Landwirtschaftliche Rentenbank	0.100%	3/8/27	EUR	5,500	5,250
[11]	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	2,390	1,403
[11]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	16,551	15,980
[11]	Landwirtschaftliche Rentenbank	0.000%	9/22/27	EUR	5,600	5,230
[11]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	5,124	4,811
[11]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	7,110	4,173
[11]	Landwirtschaftliche Rentenbank	0.000%	7/19/28	EUR	5,110	4,655
[11]	Landwirtschaftliche Rentenbank	0.500%	2/28/29	EUR	28,916	26,545
[11]	Landwirtschaftliche Rentenbank	0.000%	11/27/29	EUR	16,701	14,534
[11]	Landwirtschaftliche Rentenbank	0.050%	12/18/29	EUR	6,000	5,229
[11]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	1,944	1,752
[11]	Landwirtschaftliche Rentenbank	0.050%	1/31/31	EUR	14,941	12,497
[11]	Landwirtschaftliche Rentenbank	2.750%	2/16/32	EUR	18,500	18,719
	Niedersachsen Invest GmbH	0.250%	7/16/35	EUR	10,000	7,281
	NRW Bank	0.375%	12/16/24	GBP	15,000	17,223
	NRW Bank	0.250%	3/10/25	EUR	7,686	7,761
	NRW Bank	0.625%	2/11/26	EUR	7,686	7,633
90

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
NRW Bank	0.500%	5/11/26	EUR	6,145	6,048
NRW Bank	0.250%	9/28/26	EUR	3,049	2,951
NRW Bank	0.625%	2/23/27	EUR	7,686	7,452
NRW Bank	0.250%	3/16/27	EUR	2,895	2,768
NRW Bank	0.125%	4/12/27	EUR	8,352	7,920
NRW Bank	0.500%	9/13/27	EUR	7,686	7,307
NRW Bank	0.625%	1/4/28	EUR	3,587	3,404
NRW Bank	0.375%	5/16/29	EUR	3,715	3,352
NRW Bank	0.125%	2/4/30	EUR	25,000	21,689
NRW Bank	0.875%	4/12/34	EUR	4,669	3,783
NRW Bank	0.100%	7/9/35	EUR	8,697	6,114
NRW Bank	0.500%	6/17/41	EUR	3,000	1,816
NRW Bank	1.250%	5/13/49	EUR	5,124	3,112
State of Brandenburg	0.010%	6/26/28	EUR	2,104	1,918
State of Brandenburg	0.050%	7/1/31	EUR	12,363	10,204
State of Brandenburg	1.125%	7/4/33	EUR	3,000	2,577
State of Brandenburg	3.000%	7/20/33	EUR	7,000	7,181
State of Brandenburg	0.750%	8/8/36	EUR	5,124	3,825
State of Brandenburg	1.450%	11/26/38	EUR	7,225	5,626
State of Brandenburg	0.300%	10/4/49	EUR	512	230
State of Bremen	0.500%	3/3/25	EUR	6,661	6,759
State of Bremen	3.000%	3/2/33	EUR	9,000	9,193
State of Bremen	1.200%	1/30/34	EUR	300	254
State of Bremen	1.500%	11/12/38	EUR	2,526	1,975
State of Bremen	1.000%	5/27/39	EUR	6,403	4,551
State of Bremen	0.500%	5/6/41	EUR	5,260	3,195
State of Bremen	0.550%	2/4/50	EUR	6,365	3,039
State of Hesse	0.500%	2/17/25	EUR	5,380	5,469
State of Hesse	0.250%	6/10/25	EUR	12,810	12,875
State of Hesse	0.000%	4/14/26	EUR	922	899
State of Hesse	0.375%	7/6/26	EUR	30,693	30,054
State of Hesse	0.625%	8/2/28	EUR	5,124	4,800
State of Hesse	0.010%	3/11/30	EUR	8,821	7,596
State of Hesse	0.000%	11/8/30	EUR	12,810	10,769
State of Hesse	0.125%	10/10/31	EUR	7,400	6,081
State of Hesse	1.300%	10/10/33	EUR	4,099	3,558
State of Lower Saxony	0.625%	1/20/25	EUR	5,124	5,229
State of Lower Saxony	0.125%	3/7/25	EUR	2,049	2,071
State of Lower Saxony	0.500%	6/13/25	EUR	31,317	31,598
State of Lower Saxony	0.375%	1/9/26	EUR	10,600	10,507
State of Lower Saxony	0.500%	6/8/26	EUR	1,281	1,261
State of Lower Saxony	0.010%	9/8/26	EUR	12,731	12,268
State of Lower Saxony	0.000%	2/11/27	EUR	6,000	5,710
State of Lower Saxony	0.010%	11/25/27	EUR	33,879	31,445
State of Lower Saxony	0.750%	2/15/28	EUR	7,686	7,322
State of Lower Saxony	0.010%	2/19/29	EUR	10,002	8,921
State of Lower Saxony	0.375%	5/14/29	EUR	3,074	2,780
State of Lower Saxony	0.125%	1/10/30	EUR	5,124	4,466
State of Lower Saxony	0.010%	8/13/30	EUR	13,307	11,278
State of Lower Saxony	0.010%	1/10/31	EUR	4,669	3,900
State of Lower Saxony	0.050%	3/9/35	EUR	13,026	9,291
State of North Rhine-Westphalia Germany	1.000%	1/16/25	EUR	165	169
State of North Rhine-Westphalia Germany	0.500%	3/11/25	EUR	1,536	1,559
State of North Rhine-Westphalia Germany	2.000%	10/15/25	EUR	1,536	1,582
State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	7,686	7,673
State of North Rhine-Westphalia Germany	0.250%	3/13/26	EUR	34,890	34,310
State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	5,124	5,059
State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	10,453	10,104
State of North Rhine-Westphalia Germany	0.200%	3/31/27	EUR	17,695	16,872
State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	14,348	13,762
State of North Rhine-Westphalia Germany	0.000%	1/15/29	EUR	3,119	2,787
State of North Rhine-Westphalia Germany	0.200%	4/9/30	EUR	4,035	3,510
State of North Rhine-Westphalia Germany	1.625%	10/24/30	EUR	5,124	4,848
State of North Rhine-Westphalia Germany	0.125%	6/4/31	EUR	8,000	6,659
State of North Rhine-Westphalia Germany	0.625%	7/21/31	EUR	7,686	6,634
State of North Rhine-Westphalia Germany	2.750%	1/15/32	EUR	20,000	20,169
State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	14,652	14,190
91

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of North Rhine-Westphalia Germany	2.900%	6/7/33	EUR	25,000	25,278
	State of North Rhine-Westphalia Germany	1.100%	3/13/34	EUR	13,832	11,584
	State of North Rhine-Westphalia Germany	0.000%	10/12/35	EUR	20,755	14,294
	State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	7,173	5,777
	State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	3,000	2,447
	State of North Rhine-Westphalia Germany	0.500%	11/25/39	EUR	12,776	8,217
	State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	1,742	1,320
	State of North Rhine-Westphalia Germany	0.600%	6/4/41	EUR	8,427	5,229
	State of North Rhine-Westphalia Germany	0.750%	8/16/41	EUR	1,023	650
	State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	2,561	1,813
	State of North Rhine-Westphalia Germany	1.000%	10/16/46	EUR	3,735	2,246
	State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	28,800	20,056
	State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	5,124	3,428
	State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	1,683	895
	State of North Rhine-Westphalia Germany	0.375%	9/2/50	EUR	15,000	6,634
	State of North Rhine-Westphalia Germany	0.200%	1/27/51	EUR	16,266	6,649
	State of North Rhine-Westphalia Germany	0.500%	1/15/52	EUR	8,970	4,038
	State of North Rhine-Westphalia Germany	2.900%	1/15/53	EUR	1,500	1,320
	State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	14,734	9,322
	State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	10,732	6,249
	State of North Rhine-Westphalia Germany	3.400%	3/7/73	EUR	7,000	6,657
	State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	10,515	6,248
	State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	9,512	5,846
	State of North Rhine-Westphalia Germany	1.375%	1/15/20	EUR	10,651	4,492
	State of North Rhine-Westphalia Germany	0.950%	1/10/21	EUR	15,344	5,237
	State of North Rhine-Westphalia Germany	1.450%	1/19/22	EUR	4,202	1,788
	State of Rhineland-Palatinate	0.500%	1/21/25	EUR	3,074	3,131
	State of Rhineland-Palatinate	0.100%	8/18/26	EUR	5,124	4,965
	State of Rhineland-Palatinate	0.375%	1/26/27	EUR	5,124	4,939
	State of Rhineland-Palatinate	0.700%	1/26/28	EUR	5,124	4,879
	State of Rhineland-Palatinate	0.750%	2/23/32	EUR	32,683	28,076
	State of Rhineland-Palatinate	0.375%	3/10/51	EUR	6,012	2,633
	State of Saxony-Anhalt	0.500%	6/25/27	EUR	1,281	1,228
	State of Saxony-Anhalt	0.000%	3/10/31	EUR	20,000	16,615
	State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	13,442	13,251
	State of Schleswig-Holstein Germany	1.375%	7/14/27	EUR	15,000	14,889
	State of Schleswig-Holstein Germany	0.250%	4/18/28	EUR	1,023	949
	State of Schleswig-Holstein Germany	0.625%	8/31/28	EUR	3,509	3,278
	State of Schleswig-Holstein Germany	0.010%	11/26/29	EUR	13,669	11,896
	State of Schleswig-Holstein Germany	0.010%	5/22/30	EUR	1,502	1,284
	State of Schleswig-Holstein Germany	0.050%	7/8/31	EUR	2,574	2,125
						7,336,322
Hong Kong (0.0%)
	Hong Kong Government Bond Programme	0.360%	4/15/24	HKD	74,800	9,373
	Hong Kong Government Bond Programme	1.680%	1/21/26	HKD	5,050	611
	Hong Kong Government Bond Programme	3.375%	6/7/27	EUR	5,000	5,250
	Hong Kong Government Bond Programme	1.250%	6/29/27	HKD	3,000	347
	Hong Kong Government Bond Programme	1.970%	1/17/29	HKD	61,150	7,066
	Hong Kong Government Bond Programme	2.130%	7/16/30	HKD	40,250	4,575
	Hong Kong Government Bond Programme	1.890%	3/2/32	HKD	3,250	352
	Hong Kong Government Bond Programme	3.750%	6/7/32	EUR	5,000	5,209
	Hong Kong Government Bond Programme	2.020%	3/7/34	HKD	14,000	1,450
						34,233
Hungary (0.2%)
	Republic of Hungary	6.000%	11/24/23	HUF	1,485,060	4,099
	Republic of Hungary	2.500%	10/24/24	HUF	6,363,750	16,635
	Republic of Hungary	5.500%	6/24/25	HUF	3,081,090	8,198
	Republic of Hungary	1.250%	10/22/25	EUR	6,918	6,887
	Republic of Hungary	1.000%	11/26/25	HUF	1,919,870	4,644
	Republic of Hungary	1.500%	4/22/26	HUF	5,563,460	13,266
	Republic of Hungary	2.750%	12/22/26	HUF	3,546,820	8,439
	Republic of Hungary	5.000%	2/22/27	EUR	3,245	3,452
	Republic of Hungary	1.750%	10/10/27	EUR	2,254	2,130
	Republic of Hungary	3.000%	10/27/27	HUF	10,167,150	23,806
	Republic of Hungary	4.500%	3/23/28	HUF	15,525,090	38,101
[3]	Republic of Hungary	0.125%	9/21/28	EUR	3,522	2,915
92

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Hungary	2.000%	5/23/29	HUF	2,058,080	4,356
	Republic of Hungary	3.000%	8/21/30	HUF	8,884,230	19,045
[3]	Republic of Hungary	4.250%	6/16/31	EUR	2,200	2,143
	Republic of Hungary	3.250%	10/22/31	HUF	484,810	1,021
	Republic of Hungary	1.625%	4/28/32	EUR	16,162	12,731
	Republic of Hungary	4.750%	11/24/32	HUF	5,500,000	12,436
	Republic of Hungary	2.250%	4/20/33	HUF	4,559,780	8,351
	Republic of Hungary	5.375%	9/12/33	EUR	5,000	5,075
	Republic of Hungary	1.750%	6/5/35	EUR	1,131	809
	Republic of Hungary	3.000%	10/27/38	HUF	1,531,000	2,528
	Republic of Hungary	3.000%	4/25/41	HUF	1,902,090	2,953
	Republic of Hungary	1.500%	11/17/50	EUR	3,819	1,951
						205,971
Iceland (0.0%)
	Republic of Iceland	0.625%	6/3/26	EUR	2,310	2,249
Indonesia (1.1%)
	Indonesia Treasury Bond	6.500%	6/15/25	IDR	816,589,000	51,066
	Indonesia Treasury Bond	7.250%	2/15/26	IDR	143,913,000	9,113
	Indonesia Treasury Bond	5.500%	4/15/26	IDR	664,399,000	40,386
	Indonesia Treasury Bond	8.375%	9/15/26	IDR	344,475,000	22,392
	Indonesia Treasury Bond	5.125%	4/15/27	IDR	348,269,000	20,650
	Indonesia Treasury Bond	7.000%	5/15/27	IDR	761,037,000	47,720
	Indonesia Treasury Bond	6.125%	5/15/28	IDR	736,413,000	44,529
	Indonesia Treasury Bond	6.375%	8/15/28	IDR	670,000,000	40,911
	Indonesia Treasury Bond	9.000%	3/15/29	IDR	25,516,000	1,737
	Indonesia Treasury Bond	8.250%	5/15/29	IDR	629,199,000	41,508
	Indonesia Treasury Bond	7.000%	9/15/30	IDR	750,587,000	46,762
	Indonesia Treasury Bond	6.500%	2/15/31	IDR	646,998,000	39,110
	Indonesia Treasury Bond	8.750%	5/15/31	IDR	143,138,000	9,770
	Indonesia Treasury Bond	6.375%	4/15/32	IDR	726,872,000	43,675
	Indonesia Treasury Bond	7.500%	8/15/32	IDR	286,121,000	18,294
	Indonesia Treasury Bond	7.000%	2/15/33	IDR	880,000,000	54,868
	Indonesia Treasury Bond	6.625%	5/15/33	IDR	928,627,000	56,445
	Indonesia Treasury Bond	8.375%	3/15/34	IDR	472,741,000	32,221
	Indonesia Treasury Bond	7.500%	6/15/35	IDR	549,847,000	35,216
	Indonesia Treasury Bond	8.250%	5/15/36	IDR	398,139,000	27,100
	Indonesia Treasury Bond	9.750%	5/15/37	IDR	66,511,000	5,077
	Indonesia Treasury Bond	7.500%	5/15/38	IDR	435,166,000	27,908
	Indonesia Treasury Bond	7.125%	6/15/38	IDR	330,000,000	20,583
	Indonesia Treasury Bond	8.375%	4/15/39	IDR	316,832,000	21,960
	Indonesia Treasury Bond	7.500%	4/15/40	IDR	598,682,000	38,704
	Indonesia Treasury Bond	9.500%	5/15/41	IDR	81,900,000	6,341
	Indonesia Treasury Bond	7.125%	6/15/42	IDR	530,449,000	33,134
	Indonesia Treasury Bond	7.125%	6/15/43	IDR	470,000,000	29,440
	Indonesia Treasury Bond	7.375%	5/15/48	IDR	388,193,000	24,822
	Indonesia Treasury Bond	6.875%	8/15/51	IDR	332,981,000	20,320
	Republic of Indonesia	1.750%	4/24/25	EUR	9,152	9,284
	Republic of Indonesia	0.740%	5/26/26	JPY	300,000	1,969
	Republic of Indonesia	1.450%	9/18/26	EUR	2,224	2,152
	Republic of Indonesia	0.900%	2/14/27	EUR	7,195	6,741
	Republic of Indonesia	3.750%	6/14/28	EUR	9,561	9,844
	Republic of Indonesia	1.000%	7/28/29	EUR	4,429	3,830
	Republic of Indonesia	1.100%	3/12/33	EUR	4,791	3,634
						949,216
Ireland (0.5%)
	Republic of Ireland	1.000%	5/15/26	EUR	47,116	47,393
	Republic of Ireland	0.200%	5/15/27	EUR	61,450	58,912
	Republic of Ireland	0.900%	5/15/28	EUR	32,172	31,032
	Republic of Ireland	1.100%	5/15/29	EUR	25,620	24,415
	Republic of Ireland	0.200%	10/18/30	EUR	45,492	39,406
	Republic of Ireland	1.350%	3/18/31	EUR	20,497	19,110
	Republic of Ireland	0.000%	10/18/31	EUR	86,597	71,283
	Republic of Ireland	0.350%	10/18/32	EUR	32,683	26,958
	Republic of Ireland	1.300%	5/15/33	EUR	10,453	9,253
	Republic of Ireland	0.400%	5/15/35	EUR	11,459	8,615
93

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Ireland	1.700%	5/15/37	EUR	2,649	2,228
	Republic of Ireland	0.550%	4/22/41	EUR	31,283	19,890
	Republic of Ireland	3.000%	10/18/43	EUR	20,000	19,029
	Republic of Ireland	2.000%	2/18/45	EUR	13,159	10,208
	Republic of Ireland	1.500%	5/15/50	EUR	47,915	31,100
						418,832
Isle of Man (0.0%)
	Isle of Man	1.625%	9/14/51	GBP	4,968	2,632
Israel (0.3%)
	State of Israel	1.500%	11/30/23	ILS	27,960	6,901
	State of Israel	0.500%	4/30/25	ILS	122,478	28,728
	State of Israel	1.750%	8/31/25	ILS	182,117	43,147
	State of Israel	6.250%	10/30/26	ILS	28,757	7,512
	State of Israel	1.500%	1/18/27	EUR	13,151	12,446
	State of Israel	2.000%	3/31/27	ILS	82,667	18,996
	State of Israel	2.250%	9/28/28	ILS	116,708	26,299
	State of Israel	1.500%	1/16/29	EUR	5,561	4,946
	State of Israel	3.750%	2/28/29	ILS	34,000	8,199
	State of Israel	1.000%	3/31/30	ILS	120,127	24,145
	State of Israel	0.625%	1/18/32	EUR	2,934	2,217
	State of Israel	1.300%	4/30/32	ILS	50,000	9,562
	State of Israel	1.500%	5/31/37	ILS	37,121	6,095
	State of Israel	5.500%	1/31/42	ILS	33,676	8,779
	State of Israel	3.750%	3/31/47	ILS	92,481	18,201
	State of Israel	2.500%	1/16/49	EUR	1,281	930
	State of Israel	2.800%	11/29/52	ILS	87,870	13,668
						240,771
Italy (6.7%)
	Acquirente Unico SpA	2.800%	2/20/26	EUR	4,000	4,051
	Cassa Depositi e Prestiti SpA	1.500%	4/9/25	EUR	3,800	3,875
	Cassa Depositi e Prestiti SpA	1.875%	2/7/26	EUR	2,500	2,517
	Cassa Depositi e Prestiti SpA	2.000%	4/20/27	EUR	7,600	7,475
	Cassa Depositi e Prestiti SpA	1.000%	2/11/30	EUR	8,600	7,308
	Italy Buoni Poliennali Del Tesoro	1.450%	11/15/24	EUR	30,189	31,184
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/24	EUR	86,585	90,320
	Italy Buoni Poliennali Del Tesoro	0.000%	12/15/24	EUR	50,852	51,582
	Italy Buoni Poliennali Del Tesoro	0.350%	2/1/25	EUR	65,000	65,873
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	3/1/25	EUR	88,109	94,599
	Italy Buoni Poliennali Del Tesoro	3.400%	3/28/25	EUR	204,576	215,219
	Italy Buoni Poliennali Del Tesoro	1.500%	6/1/25	EUR	74,943	76,513
[3]	Italy Buoni Poliennali Del Tesoro	1.850%	7/1/25	EUR	86,732	88,878
	Italy Buoni Poliennali Del Tesoro	1.200%	8/15/25	EUR	48,017	48,547
	Italy Buoni Poliennali Del Tesoro	3.600%	9/29/25	EUR	78,905	83,174
	Italy Buoni Poliennali Del Tesoro	2.500%	11/15/25	EUR	50,000	51,632
	Italy Buoni Poliennali Del Tesoro	3.500%	1/15/26	EUR	157,879	166,130
	Italy Buoni Poliennali Del Tesoro	0.000%	4/1/26	EUR	50,000	48,358
	Italy Buoni Poliennali Del Tesoro	3.800%	4/15/26	EUR	171,912	182,026
	Italy Buoni Poliennali Del Tesoro	2.100%	7/15/26	EUR	149,632	151,615
	Italy Buoni Poliennali Del Tesoro	0.000%	8/1/26	EUR	47,626	45,455
	Italy Buoni Poliennali Del Tesoro	3.850%	9/15/26	EUR	60,000	63,546
	Italy Buoni Poliennali Del Tesoro	7.250%	11/1/26	EUR	43,515	50,474
	Italy Buoni Poliennali Del Tesoro	0.850%	1/15/27	EUR	69,546	67,085
	Italy Buoni Poliennali Del Tesoro	1.100%	4/1/27	EUR	101,436	98,089
	Italy Buoni Poliennali Del Tesoro	2.200%	6/1/27	EUR	32,000	32,033
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/27	EUR	65,766	65,252
	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/27	EUR	53,475	50,699
	Italy Buoni Poliennali Del Tesoro	6.500%	11/1/27	EUR	95,150	110,232
	Italy Buoni Poliennali Del Tesoro	2.650%	12/1/27	EUR	126,036	127,100
	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/28	EUR	125,426	113,230
	Italy Buoni Poliennali Del Tesoro	3.400%	4/1/28	EUR	175,391	181,319
	Italy Buoni Poliennali Del Tesoro	0.500%	7/15/28	EUR	53,889	48,568
	Italy Buoni Poliennali Del Tesoro	3.800%	8/1/28	EUR	188,875	197,940
	Italy Buoni Poliennali Del Tesoro	2.800%	6/15/29	EUR	221,952	219,070
	Italy Buoni Poliennali Del Tesoro	3.000%	8/1/29	EUR	71,461	71,291
	Italy Buoni Poliennali Del Tesoro	5.250%	11/1/29	EUR	25,000	27,961
94

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Italy Buoni Poliennali Del Tesoro	3.850%	12/15/29	EUR	49,237	51,030
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/30	EUR	52,219	53,061
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/30	EUR	69,175	61,331
	Italy Buoni Poliennali Del Tesoro	3.700%	6/15/30	EUR	98,404	100,578
	Italy Buoni Poliennali Del Tesoro	0.950%	8/1/30	EUR	65,523	55,716
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/30	EUR	83,599	73,950
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/31	EUR	83,764	69,431
	Italy Buoni Poliennali Del Tesoro	6.000%	5/1/31	EUR	72,304	84,610
[3]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/31	EUR	57,295	45,591
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	10/30/31	EUR	167,697	172,588
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	12/1/31	EUR	70,000	56,659
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/32	EUR	66,412	56,650
	Italy Buoni Poliennali Del Tesoro	0.950%	6/1/32	EUR	84,388	66,985
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/32	EUR	60,997	54,827
	Italy Buoni Poliennali Del Tesoro	5.750%	2/1/33	EUR	100,845	115,877
	Italy Buoni Poliennali Del Tesoro	4.400%	5/1/33	EUR	103,449	107,604
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/33	EUR	57,354	50,275
	Italy Buoni Poliennali Del Tesoro	4.350%	11/1/33	EUR	94,000	96,782
	Italy Buoni Poliennali Del Tesoro	4.200%	3/1/34	EUR	32,000	32,395
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/34	EUR	69,080	74,330
[3]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/35	EUR	60,798	55,953
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	4/30/35	EUR	73,800	72,523
[3]	Italy Buoni Poliennali Del Tesoro	2.250%	9/1/36	EUR	20,000	15,853
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/37	EUR	80,601	77,923
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/37	EUR	59,952	39,193
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	3/1/38	EUR	109,813	95,415
[3]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/38	EUR	55,169	45,953
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/39	EUR	86,507	90,940
[3]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/40	EUR	57,451	47,683
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/40	EUR	58,949	61,788
[3]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/41	EUR	58,187	38,704
[3]	Italy Buoni Poliennali Del Tesoro	4.450%	9/1/43	EUR	38,981	37,629
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	52,768	52,838
[3]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/45	EUR	47,279	27,052
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/46	EUR	60,807	48,435
[3]	Italy Buoni Poliennali Del Tesoro	2.700%	3/1/47	EUR	54,235	38,955
[3]	Italy Buoni Poliennali Del Tesoro	3.450%	3/1/48	EUR	66,690	54,470
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/49	EUR	138,843	120,013
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/50	EUR	79,209	51,830
[3]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/51	EUR	3,253	1,767
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	9/1/52	EUR	51,653	30,709
[3]	Italy Buoni Poliennali Del Tesoro	4.500%	10/1/53	EUR	46,994	44,166
[3]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/67	EUR	43,717	28,167
	Republic of Italy	6.000%	8/4/28	GBP	6,098	7,432
						5,705,881
Japan (12.8%)
	Aichi Prefecture	0.000%	10/15/26	JPY	100,000	653
	Aichi Prefecture	0.050%	9/20/29	JPY	100,000	637
	Aichi Prefecture	0.150%	9/20/30	JPY	100,000	632
	Aichi Prefecture	0.772%	9/20/33	JPY	300,000	1,924
	Development Bank of Japan Inc.	0.466%	12/12/24	JPY	307,500	2,037
	Development Bank of Japan Inc.	1.250%	1/31/25	GBP	10,043	11,577
	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	205,000	1,358
	Development Bank of Japan Inc.	0.425%	9/11/25	JPY	387,900	2,570
	Development Bank of Japan Inc.	0.875%	10/10/25	EUR	26,269	26,317
	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	166,300	1,091
	Fukuoka Prefecture	0.432%	6/18/49	JPY	350,000	1,617
	Hyogo Prefecture	1.020%	7/13/29	JPY	850,000	5,731
	Hyogo Prefecture	1.400%	9/8/34	JPY	200,000	1,349
	Japan	0.005%	11/1/24	JPY	4,800,000	31,670
	Japan	0.005%	12/1/24	JPY	15,600,000	102,912
	Japan	0.100%	12/20/24	JPY	8,332,300	55,022
	Japan	0.500%	12/20/24	JPY	3,960,950	26,274
	Japan	0.005%	1/1/25	JPY	13,000,000	85,746
	Japan	0.005%	2/1/25	JPY	13,000,000	85,732
	Japan	0.005%	3/1/25	JPY	6,500,000	42,860
	Japan	0.100%	3/20/25	JPY	8,198,650	54,129
95

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.400%	3/20/25	JPY	5,055,000	33,511
Japan	2.000%	3/20/25	JPY	38,400	260
Japan	0.005%	4/1/25	JPY	6,300,000	41,534
Japan	0.005%	5/1/25	JPY	6,000,000	39,549
Japan	0.005%	6/1/25	JPY	13,000,000	85,665
Japan	0.100%	6/20/25	JPY	5,152,600	34,007
Japan	0.400%	6/20/25	JPY	4,253,000	28,206
Japan	1.900%	6/20/25	JPY	589,200	4,003
Japan	2.100%	6/20/25	JPY	1,537,250	10,476
Japan	0.005%	7/1/25	JPY	10,000,000	65,884
Japan	0.005%	8/1/25	JPY	11,135,000	73,371
Japan	0.100%	9/20/25	JPY	11,445,900	75,493
Japan	0.400%	9/20/25	JPY	1,637,150	10,859
Japan	2.100%	9/20/25	JPY	102,500	701
Japan	0.100%	12/20/25	JPY	6,691,100	44,104
Japan	0.300%	12/20/25	JPY	7,931,800	52,500
Japan	2.000%	12/20/25	JPY	1,711,450	11,736
Japan	0.005%	3/20/26	JPY	10,355,750	68,051
Japan	0.100%	3/20/26	JPY	2,613,300	17,213
Japan	2.100%	3/20/26	JPY	440,650	3,040
Japan	2.200%	3/20/26	JPY	409,950	2,835
Japan	0.005%	6/20/26	JPY	10,821,400	71,044
Japan	0.100%	6/20/26	JPY	2,784,100	18,322
Japan	0.005%	9/20/26	JPY	11,865,650	77,806
Japan	0.100%	9/20/26	JPY	3,558,700	23,397
Japan	2.200%	9/20/26	JPY	1,530,700	10,673
Japan	2.300%	9/20/26	JPY	17,900	125
Japan	0.005%	12/20/26	JPY	14,699,800	96,256
Japan	0.100%	12/20/26	JPY	9,358,350	61,457
Japan	2.100%	12/20/26	JPY	2,562,050	17,877
Japan	0.005%	3/20/27	JPY	16,990,650	111,083
Japan	0.100%	3/20/27	JPY	8,316,950	54,549
Japan	0.100%	3/20/27	JPY	10,331,150	67,760
Japan	2.000%	3/20/27	JPY	512,400	3,576
Japan	2.100%	3/20/27	JPY	179,300	1,255
Japan	0.005%	6/20/27	JPY	16,482,000	107,564
Japan	0.100%	6/20/27	JPY	7,347,850	48,116
Japan	2.100%	6/20/27	JPY	1,000,000	7,024
Japan	2.300%	6/20/27	JPY	1,010,200	7,143
Japan	0.100%	9/20/27	JPY	9,584,000	62,652
Japan	0.100%	9/20/27	JPY	6,850,000	44,780
Japan	2.200%	9/20/27	JPY	1,007,650	7,126
Japan	0.100%	12/20/27	JPY	8,264,400	53,932
Japan	0.200%	12/20/27	JPY	8,000,000	52,422
Japan	2.100%	12/20/27	JPY	2,988,300	21,113
Japan	0.100%	3/20/28	JPY	8,412,050	54,778
Japan	0.100%	3/20/28	JPY	13,418,550	87,380
Japan	0.200%	3/20/28	JPY	5,600,000	36,626
Japan	2.200%	3/20/28	JPY	3,824,050	27,196
Japan	2.400%	3/20/28	JPY	2,997,600	21,488
Japan	0.100%	6/20/28	JPY	8,595,250	55,842
Japan	0.100%	6/20/28	JPY	7,226,400	46,951
Japan	0.200%	6/20/28	JPY	7,117,200	46,451
Japan	0.300%	6/20/28	JPY	10,000,000	65,551
Japan	2.300%	6/20/28	JPY	760,000	5,441
Japan	2.400%	6/20/28	JPY	1,282,800	9,223
Japan	0.100%	9/20/28	JPY	8,030,450	52,054
Japan	2.100%	9/20/28	JPY	3,139,100	22,333
Japan	2.200%	9/20/28	JPY	614,850	4,394
Japan	0.100%	12/20/28	JPY	4,828,750	31,239
Japan	1.900%	12/20/28	JPY	3,709,800	26,230
Japan	2.100%	12/20/28	JPY	307,400	2,194
Japan	0.100%	3/20/29	JPY	8,564,400	55,290
Japan	1.900%	3/20/29	JPY	2,126,500	15,066
Japan	2.100%	3/20/29	JPY	2,312,500	16,544
Japan	0.100%	6/20/29	JPY	5,856,400	37,721
Japan	2.100%	6/20/29	JPY	2,833,600	20,321
96

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.100%	9/20/29	JPY	7,603,400	48,865
Japan	2.100%	9/20/29	JPY	3,705,350	26,636
Japan	2.800%	9/20/29	JPY	1,383,450	10,313
Japan	0.100%	12/20/29	JPY	6,851,550	43,930
Japan	2.100%	12/20/29	JPY	3,843,100	27,684
Japan	2.200%	12/20/29	JPY	2,941,200	21,302
Japan	2.100%	3/20/30	JPY	6,340,950	45,746
Japan	2.200%	3/20/30	JPY	3,228,150	23,422
Japan	2.300%	5/20/30	JPY	87,100	636
Japan	0.100%	6/20/30	JPY	8,053,050	51,300
Japan	1.600%	6/20/30	JPY	292,050	2,047
Japan	1.800%	6/20/30	JPY	20,450	145
Japan	2.000%	6/20/30	JPY	2,562,050	18,395
Japan	0.100%	9/20/30	JPY	4,406,850	27,959
Japan	1.800%	9/20/30	JPY	717,350	5,092
Japan	1.900%	9/20/30	JPY	2,239,250	15,994
Japan	0.100%	12/20/30	JPY	4,808,400	30,400
Japan	2.000%	12/20/30	JPY	2,837,200	20,402
Japan	2.100%	12/20/30	JPY	5,436,400	39,336
Japan	0.100%	3/20/31	JPY	12,480,300	78,628
Japan	1.900%	3/20/31	JPY	3,074,450	21,981
Japan	2.000%	3/20/31	JPY	6,241,250	44,912
Japan	2.200%	3/20/31	JPY	4,556,200	33,219
Japan	1.800%	6/20/31	JPY	3,185,250	22,619
Japan	1.900%	6/20/31	JPY	6,348,850	45,388
Japan	0.100%	9/20/31	JPY	4,677,250	29,236
Japan	1.700%	9/20/31	JPY	8,040,350	56,694
Japan	1.800%	9/20/31	JPY	6,581,550	46,734
Japan	0.100%	12/20/31	JPY	4,544,700	28,294
Japan	1.700%	12/20/31	JPY	4,833,200	34,072
Japan	1.800%	12/20/31	JPY	9,444,650	67,076
Japan	0.200%	3/20/32	JPY	1,000,000	6,255
Japan	1.600%	3/20/32	JPY	4,586,150	32,089
Japan	1.700%	3/20/32	JPY	2,639,700	18,610
Japan	1.800%	3/20/32	JPY	5,379,000	38,213
Japan	0.200%	6/20/32	JPY	4,319,550	26,924
Japan	1.500%	6/20/32	JPY	3,228,150	22,404
Japan	1.600%	6/20/32	JPY	3,792,600	26,526
Japan	1.700%	6/20/32	JPY	3,000,000	21,149
Japan	0.200%	9/20/32	JPY	2,000,000	12,412
Japan	1.700%	9/20/32	JPY	13,017,100	91,823
Japan	1.800%	11/22/32	JPY	800,000	5,687
Japan	0.500%	12/20/32	JPY	3,500,000	22,277
Japan	1.700%	12/20/32	JPY	8,254,400	58,221
Japan	1.800%	12/20/32	JPY	4,574,450	32,517
Japan	0.500%	3/20/33	JPY	15,007,450	95,262
Japan	1.100%	3/20/33	JPY	800,000	5,358
Japan	1.500%	3/20/33	JPY	6,311,250	43,759
Japan	1.600%	3/20/33	JPY	5,101,150	35,672
Japan	0.400%	6/20/33	JPY	19,355,600	121,397
Japan	1.700%	6/20/33	JPY	1,294,250	9,131
Japan	1.700%	6/20/33	JPY	9,138,450	64,475
Japan	0.800%	9/20/33	JPY	1,000,000	6,507
Japan	1.700%	9/20/33	JPY	7,838,600	55,306
Japan	1.600%	12/20/33	JPY	7,503,300	52,429
Japan	2.000%	12/20/33	JPY	256,200	1,855
Japan	1.500%	3/20/34	JPY	5,000,000	34,582
Japan	2.400%	3/20/34	JPY	1,895,900	14,221
Japan	1.500%	6/20/34	JPY	8,276,150	57,159
Japan	2.500%	6/20/34	JPY	1,031,450	7,808
Japan	1.400%	9/20/34	JPY	11,128,950	76,003
Japan	2.500%	9/20/34	JPY	1,004,950	7,609
Japan	1.200%	12/20/34	JPY	11,566,650	77,258
Japan	2.400%	12/20/34	JPY	1,178,550	8,847
Japan	1.200%	3/20/35	JPY	10,380,300	69,213
Japan	2.300%	3/20/35	JPY	1,281,000	9,530
Japan	1.300%	6/20/35	JPY	7,640,850	51,383
97

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	2.300%	6/20/35	JPY	1,834,450	13,654
Japan	1.200%	9/20/35	JPY	9,898,000	65,727
Japan	2.500%	9/20/35	JPY	512,400	3,889
Japan	1.000%	12/20/35	JPY	9,160,050	59,331
Japan	2.300%	12/20/35	JPY	1,286,150	9,573
Japan	0.400%	3/20/36	JPY	7,084,800	42,546
Japan	2.500%	3/20/36	JPY	1,131,400	8,592
Japan	0.200%	6/20/36	JPY	6,397,900	37,283
Japan	2.500%	6/20/36	JPY	2,242,950	17,033
Japan	0.500%	9/20/36	JPY	12,147,850	73,262
Japan	2.500%	9/20/36	JPY	307,400	2,335
Japan	0.600%	12/20/36	JPY	9,445,400	57,468
Japan	2.300%	12/20/36	JPY	414,050	3,079
Japan	0.700%	3/20/37	JPY	8,555,500	52,497
Japan	2.400%	3/20/37	JPY	1,851,850	13,908
Japan	0.600%	6/20/37	JPY	9,009,250	54,336
Japan	0.600%	9/20/37	JPY	9,083,150	54,564
Japan	2.500%	9/20/37	JPY	1,688,650	12,821
Japan	0.600%	12/20/37	JPY	9,556,950	57,145
Japan	0.500%	3/20/38	JPY	9,975,050	58,511
Japan	2.500%	3/20/38	JPY	3,134,700	23,764
Japan	0.500%	6/20/38	JPY	13,318,600	77,753
Japan	0.700%	9/20/38	JPY	9,271,800	55,493
Japan	2.400%	9/20/38	JPY	2,572,400	19,256
Japan	0.500%	12/20/38	JPY	11,290,450	65,298
Japan	0.400%	3/20/39	JPY	11,564,900	65,470
Japan	2.300%	3/20/39	JPY	3,549,950	26,207
Japan	0.300%	6/20/39	JPY	13,302,400	73,678
Japan	0.300%	9/20/39	JPY	12,042,900	66,328
Japan	2.200%	9/20/39	JPY	5,874,850	42,717
Japan	0.300%	12/20/39	JPY	12,164,800	66,580
Japan	0.400%	3/20/40	JPY	13,734,200	76,047
Japan	2.300%	3/20/40	JPY	5,626,850	41,335
Japan	0.400%	6/20/40	JPY	17,434,450	95,925
Japan	0.400%	9/20/40	JPY	16,126,800	88,292
Japan	2.000%	9/20/40	JPY	9,206,700	64,796
Japan	0.500%	12/20/40	JPY	15,647,250	86,741
Japan	0.500%	3/20/41	JPY	14,665,650	80,948
Japan	2.200%	3/20/41	JPY	7,298,700	52,628
Japan	0.400%	6/20/41	JPY	16,576,750	89,395
Japan	0.500%	9/20/41	JPY	16,202,750	88,618
Japan	2.000%	9/20/41	JPY	7,308,600	51,126
Japan	0.500%	12/20/41	JPY	17,086,400	92,972
Japan	0.800%	3/20/42	JPY	14,733,450	84,446
Japan	2.000%	3/20/42	JPY	9,454,450	65,966
Japan	0.900%	6/20/42	JPY	13,214,000	76,870
Japan	1.100%	9/20/42	JPY	11,040,000	66,297
Japan	1.900%	9/20/42	JPY	11,001,050	75,378
Japan	1.400%	12/20/42	JPY	11,060,000	69,736
Japan	1.100%	3/20/43	JPY	10,070,000	60,102
Japan	1.800%	3/20/43	JPY	8,454,750	56,853
Japan	1.100%	6/20/43	JPY	13,286,150	79,005
Japan	1.900%	6/20/43	JPY	4,897,750	33,418
Japan	1.500%	9/20/43	JPY	5,100,000	32,554
Japan	1.800%	9/20/43	JPY	5,721,800	38,312
Japan	1.700%	12/20/43	JPY	4,389,800	28,858
Japan	1.700%	3/20/44	JPY	5,446,700	35,797
Japan	1.700%	6/20/44	JPY	4,962,200	32,549
Japan	1.700%	9/20/44	JPY	5,165,800	33,846
Japan	1.500%	12/20/44	JPY	3,986,800	25,181
Japan	1.500%	3/20/45	JPY	5,954,900	37,550
Japan	1.600%	6/20/45	JPY	3,205,100	20,553
Japan	1.400%	9/20/45	JPY	2,165,500	13,355
Japan	1.400%	12/20/45	JPY	2,772,150	17,064
Japan	0.800%	3/20/46	JPY	4,612,650	25,000
Japan	0.300%	6/20/46	JPY	5,982,000	28,673
Japan	0.500%	9/20/46	JPY	6,327,950	31,762
98

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Japan	0.600%	12/20/46	JPY	5,607,150	28,721
	Japan	0.800%	3/20/47	JPY	5,138,400	27,534
	Japan	0.800%	6/20/47	JPY	5,915,400	31,590
	Japan	0.800%	9/20/47	JPY	5,227,600	27,823
	Japan	0.800%	12/20/47	JPY	6,082,550	32,280
	Japan	0.800%	3/20/48	JPY	6,883,300	36,411
[8]	Japan	2.400%	3/20/48	JPY	1,209,950	8,902
[8]	Japan	0.700%	6/20/48	JPY	7,992,400	41,085
[8]	Japan	0.900%	9/20/48	JPY	5,863,500	31,562
[8]	Japan	0.700%	12/20/48	JPY	6,466,600	33,020
[8]	Japan	0.500%	3/20/49	JPY	7,526,050	36,308
[8]	Japan	2.200%	3/20/49	JPY	1,632,650	11,571
[8]	Japan	0.400%	6/20/49	JPY	7,198,550	33,606
[8]	Japan	0.400%	9/20/49	JPY	7,946,200	36,949
[8]	Japan	0.400%	12/20/49	JPY	8,540,250	39,571
[8]	Japan	0.400%	3/20/50	JPY	9,362,550	43,137
[8]	Japan	2.200%	3/20/50	JPY	1,597,800	11,303
[8]	Japan	0.600%	6/20/50	JPY	9,658,350	46,990
[8]	Japan	0.600%	9/20/50	JPY	11,050,000	53,548
[8]	Japan	0.700%	12/20/50	JPY	11,875,450	59,007
[8]	Japan	0.700%	3/20/51	JPY	10,403,400	51,678
[8]	Japan	2.200%	3/20/51	JPY	2,017,000	14,250
[8]	Japan	0.700%	6/20/51	JPY	10,596,800	52,339
[8]	Japan	0.700%	9/20/51	JPY	11,110,300	54,760
[8]	Japan	0.700%	12/20/51	JPY	11,380,100	55,980
[8]	Japan	1.000%	3/20/52	JPY	10,784,000	57,579
[8]	Japan	2.000%	3/20/52	JPY	6,967,350	47,270
[8]	Japan	1.300%	6/20/52	JPY	9,711,000	56,005
[8]	Japan	1.400%	9/20/52	JPY	8,755,000	51,700
[8]	Japan	1.600%	12/20/52	JPY	8,884,550	55,065
[8]	Japan	1.400%	3/20/53	JPY	9,692,950	57,182
[8]	Japan	1.900%	3/20/53	JPY	3,782,450	25,144
[8]	Japan	1.200%	6/20/53	JPY	10,037,000	56,183
	Japan	1.800%	9/20/53	JPY	3,700,000	24,059
	Japan	1.700%	3/20/54	JPY	3,676,550	23,280
	Japan	1.400%	3/20/55	JPY	4,776,950	27,978
	Japan	0.400%	3/20/56	JPY	8,166,050	34,654
	Japan	0.900%	3/20/57	JPY	8,775,400	43,860
	Japan	0.800%	3/20/58	JPY	8,318,300	39,946
	Japan	0.500%	3/20/59	JPY	10,457,450	44,465
	Japan	0.500%	3/20/60	JPY	14,134,450	59,450
	Japan	0.700%	3/20/61	JPY	14,787,800	66,511
	Japan	1.000%	3/20/62	JPY	13,732,700	68,081
	Japan	1.300%	3/20/63	JPY	7,379,000	40,039
	Japan Bank for International Cooperation	3.125%	2/15/28	EUR	3,500	3,649
	Japan Expressway Holding and Debt Repayment Agency	0.495%	11/29/24	JPY	778,800	5,158
	Japan Expressway Holding and Debt Repayment Agency	0.466%	12/27/24	JPY	1,024,700	6,786
	Japan Expressway Holding and Debt Repayment Agency	0.320%	1/31/25	JPY	205,000	1,355
	Japan Expressway Holding and Debt Repayment Agency	0.414%	2/28/25	JPY	209,600	1,388
	Japan Expressway Holding and Debt Repayment Agency	0.450%	3/31/25	JPY	293,800	1,946
	Japan Expressway Holding and Debt Repayment Agency	0.509%	5/30/25	JPY	297,100	1,971
	Japan Expressway Holding and Debt Repayment Agency	0.557%	7/31/25	JPY	7,100	47
	Japan Expressway Holding and Debt Repayment Agency	0.440%	8/29/25	JPY	32,700	217
	Japan Expressway Holding and Debt Repayment Agency	0.320%	1/30/26	JPY	384,700	2,543
	Japan Expressway Holding and Debt Repayment Agency	0.145%	2/27/26	JPY	21,000	138
	Japan Expressway Holding and Debt Repayment Agency	2.450%	3/19/26	JPY	190,000	1,316
	Japan Expressway Holding and Debt Repayment Agency	0.020%	3/31/26	JPY	170,000	1,116
	Japan Expressway Holding and Debt Repayment Agency	2.280%	4/20/27	JPY	30,000	210
	Japan Expressway Holding and Debt Repayment Agency	0.140%	4/30/27	JPY	1,216,600	7,963
	Japan Expressway Holding and Debt Repayment Agency	0.110%	5/31/27	JPY	5,600	37
	Japan Expressway Holding and Debt Repayment Agency	0.130%	6/30/27	JPY	650,400	4,258
	Japan Expressway Holding and Debt Repayment Agency	0.155%	8/31/27	JPY	429,700	2,806
	Japan Expressway Holding and Debt Repayment Agency	0.090%	9/30/27	JPY	1,521,300	9,905
	Japan Expressway Holding and Debt Repayment Agency	2.340%	10/20/27	JPY	640,000	4,525
	Japan Expressway Holding and Debt Repayment Agency	0.170%	10/29/27	JPY	614,800	4,013
	Japan Expressway Holding and Debt Repayment Agency	0.160%	11/30/27	JPY	307,500	2,005
	Japan Expressway Holding and Debt Repayment Agency	2.250%	12/20/27	JPY	40,000	277
99

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding and Debt Repayment Agency	0.185%	1/31/28	JPY	379,400	2,472
Japan Expressway Holding and Debt Repayment Agency	2.420%	6/20/28	JPY	750,000	5,358
Japan Expressway Holding and Debt Repayment Agency	0.150%	6/30/28	JPY	500,000	3,244
Japan Expressway Holding and Debt Repayment Agency	0.135%	7/31/28	JPY	1,000,000	6,478
Japan Expressway Holding and Debt Repayment Agency	2.370%	9/20/28	JPY	60,000	429
Japan Expressway Holding and Debt Repayment Agency	2.410%	4/20/29	JPY	320,000	2,306
Japan Expressway Holding and Debt Repayment Agency	2.100%	12/28/29	JPY	100,000	721
Japan Expressway Holding and Debt Repayment Agency	1.427%	7/31/34	JPY	200,000	1,359
Japan Expressway Holding and Debt Repayment Agency	1.338%	10/31/34	JPY	100,000	673
Japan Expressway Holding and Debt Repayment Agency	0.970%	1/31/35	JPY	1,000,000	6,458
Japan Expressway Holding and Debt Repayment Agency	1.240%	7/31/35	JPY	200,000	1,324
Japan Expressway Holding and Debt Repayment Agency	1.119%	10/31/35	JPY	300,000	1,957
Japan Expressway Holding and Debt Repayment Agency	0.934%	1/31/36	JPY	1,800,000	11,452
Japan Expressway Holding and Debt Repayment Agency	0.306%	4/30/36	JPY	100,000	587
Japan Expressway Holding and Debt Repayment Agency	0.149%	7/31/36	JPY	1,000,000	5,719
Japan Expressway Holding and Debt Repayment Agency	0.397%	10/31/36	JPY	100,000	588
Japan Expressway Holding and Debt Repayment Agency	0.591%	1/29/38	JPY	1,000,000	5,906
Japan Expressway Holding and Debt Repayment Agency	0.538%	5/31/38	JPY	100,000	582
Japan Expressway Holding and Debt Repayment Agency	0.543%	6/30/38	JPY	100,000	582
Japan Expressway Holding and Debt Repayment Agency	0.500%	9/17/38	JPY	100,000	568
Japan Expressway Holding and Debt Repayment Agency	0.625%	9/30/38	JPY	800,000	4,691
Japan Expressway Holding and Debt Repayment Agency	0.500%	3/18/39	JPY	100,000	562
Japan Expressway Holding and Debt Repayment Agency	2.300%	2/29/40	JPY	100,000	729
Japan Expressway Holding and Debt Repayment Agency	2.960%	3/19/46	JPY	270,000	2,119
Japan Expressway Holding and Debt Repayment Agency	2.870%	12/20/46	JPY	70,000	542
Japan Expressway Holding and Debt Repayment Agency	2.700%	3/20/48	JPY	1,050,000	7,888
Japan Expressway Holding and Debt Repayment Agency	0.730%	4/30/48	JPY	100,000	513
Japan Expressway Holding and Debt Repayment Agency	0.686%	7/31/48	JPY	100,000	505
Japan Expressway Holding and Debt Repayment Agency	0.542%	5/31/49	JPY	300,000	1,437
Japan Expressway Holding and Debt Repayment Agency	0.297%	9/30/49	JPY	200,000	888
Japan Expressway Holding and Debt Repayment Agency	0.422%	12/28/49	JPY	500,000	2,302
Japan Expressway Holding and Debt Repayment Agency	0.306%	3/31/50	JPY	100,000	443
Japan Expressway Holding and Debt Repayment Agency	1.861%	3/19/55	JPY	1,220,000	7,676
Japan Expressway Holding and Debt Repayment Agency	1.866%	3/19/55	JPY	140,000	882
Japan Expressway Holding and Debt Repayment Agency	1.291%	3/19/57	JPY	50,000	266
Japan Finance Corp.	0.000%	10/17/25	JPY	380,000	2,496
Japan Finance Organization for Municipalities	0.391%	4/25/25	JPY	115,200	762
Japan Finance Organization for Municipalities	0.484%	6/13/25	JPY	103,400	686
Japan Finance Organization for Municipalities	0.379%	12/12/25	JPY	300,000	1,985
Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	512,400	3,402
Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	46,000	303
Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	76,600	499
Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	128,000	838
Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	768,600	5,035
Japan Finance Organization for Municipalities	0.130%	6/14/27	JPY	600,000	3,932
Japan Finance Organization for Municipalities	2.320%	6/18/27	JPY	300,000	2,111
Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	542,400	3,556
Japan Finance Organization for Municipalities	0.090%	9/17/27	JPY	100,000	651
Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	512,400	3,346
Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	1,024,800	6,683
Japan Finance Organization for Municipalities	0.155%	12/17/27	JPY	400,000	2,607
Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	1,024,800	6,680
Japan Finance Organization for Municipalities	0.195%	2/15/28	JPY	22,500	147
Japan Finance Organization for Municipalities	2.290%	4/25/28	JPY	90,000	639
Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	30,000	215
Japan Finance Organization for Municipalities	2.266%	8/28/29	JPY	100,000	718
Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	1,150,000	8,258
Japan Finance Organization for Municipalities	0.224%	3/28/31	JPY	900,000	5,643
Japan Finance Organization for Municipalities	2.030%	6/27/31	JPY	90,000	641
Japan Finance Organization for Municipalities	0.681%	6/28/33	JPY	100,000	632
Japan Finance Organization for Municipalities	0.788%	8/26/33	JPY	200,000	1,275
Japan Finance Organization for Municipalities	2.950%	3/24/34	JPY	50,000	386
Japan Highway Public Corp.	2.220%	3/21/25	JPY	500,000	3,370
Japan Highway Public Corp.	2.660%	12/20/34	JPY	200,000	1,509
Japan Housing Finance Agency	0.040%	6/20/25	JPY	10,000	66
Japan Housing Finance Agency	0.075%	10/20/26	JPY	2,130,000	13,924
Japan Housing Finance Agency	0.547%	3/18/50	JPY	370,000	1,718
100

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Major Joint Local Government Bond	0.456%	12/25/24	JPY	1,229,700	8,099
Major Joint Local Government Bond	0.448%	2/25/25	JPY	1,178,500	7,808
Major Joint Local Government Bond	0.470%	3/25/25	JPY	896,600	5,940
Major Joint Local Government Bond	0.406%	4/25/25	JPY	1,870,300	12,383
Major Joint Local Government Bond	0.553%	5/23/25	JPY	2,613,200	17,340
Major Joint Local Government Bond	0.548%	6/25/25	JPY	1,332,200	8,841
Major Joint Local Government Bond	0.553%	7/25/25	JPY	637,200	4,193
Major Joint Local Government Bond	0.500%	8/25/25	JPY	819,900	5,439
Major Joint Local Government Bond	0.510%	9/25/25	JPY	1,112,200	7,355
Major Joint Local Government Bond	0.496%	11/25/25	JPY	512,400	3,398
Major Joint Local Government Bond	0.469%	12/25/25	JPY	2,613,200	17,332
Major Joint Local Government Bond	0.060%	8/25/26	JPY	22,500	147
Major Joint Local Government Bond	0.060%	10/23/26	JPY	14,900	98
Major Joint Local Government Bond	0.145%	12/25/26	JPY	1,690,900	11,082
Major Joint Local Government Bond	0.180%	1/25/27	JPY	1,583,300	10,385
Major Joint Local Government Bond	0.245%	2/25/27	JPY	871,000	5,731
Major Joint Local Government Bond	0.210%	3/25/27	JPY	998,100	6,558
Major Joint Local Government Bond	0.215%	10/25/27	JPY	406,100	2,662
Major Joint Local Government Bond	0.240%	2/25/28	JPY	245,400	1,602
Major Joint Local Government Bond	0.180%	4/25/28	JPY	2,920,700	18,991
Major Joint Local Government Bond	0.200%	5/25/28	JPY	456,000	2,966
Major Joint Local Government Bond	0.205%	6/23/28	JPY	536,000	3,485
Major Joint Local Government Bond	0.175%	7/25/28	JPY	22,800	148
Major Joint Local Government Bond	0.245%	8/25/28	JPY	267,500	1,740
Major Joint Local Government Bond	0.250%	9/25/28	JPY	698,100	4,538
Major Joint Local Government Bond	0.269%	10/25/28	JPY	93,400	607
Major Joint Local Government Bond	0.264%	11/24/28	JPY	100,000	650
Major Joint Local Government Bond	0.160%	1/25/29	JPY	825,000	5,324
Major Joint Local Government Bond	0.140%	2/22/29	JPY	820,000	5,283
Major Joint Local Government Bond	0.100%	4/25/29	JPY	1,878,900	12,060
Major Joint Local Government Bond	0.050%	9/25/29	JPY	25,600	163
Major Joint Local Government Bond	0.050%	10/25/29	JPY	1,000,000	6,368
Major Joint Local Government Bond	0.070%	11/22/29	JPY	1,872,100	11,925
Major Joint Local Government Bond	0.095%	2/25/30	JPY	15,300	97
Major Joint Local Government Bond	0.150%	6/25/30	JPY	512,400	3,251
Major Joint Local Government Bond	0.125%	8/23/30	JPY	225,500	1,425
Major Joint Local Government Bond	0.150%	9/25/30	JPY	75,100	475
Major Joint Local Government Bond	0.125%	10/25/30	JPY	1,749,400	11,022
Major Joint Local Government Bond	0.120%	11/25/30	JPY	33,200	209
Major Joint Local Government Bond	0.130%	1/24/31	JPY	500,000	3,139
Major Joint Local Government Bond	0.145%	2/25/31	JPY	1,368,800	8,590
Major Joint Local Government Bond	0.199%	4/25/31	JPY	90,100	566
Major Joint Local Government Bond	0.145%	6/25/31	JPY	375,800	2,345
Major Joint Local Government Bond	0.110%	12/25/31	JPY	1,000,000	6,170
Major Joint Local Government Bond	0.299%	4/23/32	JPY	3,763,200	23,482
Major Joint Local Government Bond	0.364%	7/23/32	JPY	250,000	1,564
Major Joint Local Government Bond	0.315%	8/25/32	JPY	250,000	1,555
Major Joint Local Government Bond	0.444%	10/25/32	JPY	1,000,000	6,278
Major Joint Local Government Bond	0.765%	4/25/33	JPY	600,000	3,861
Major Joint Local Government Bond	0.590%	7/25/33	JPY	300,000	1,896
Major Joint Local Government Bond	0.778%	8/25/33	JPY	100,000	643
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.000%	5/29/26	JPY	400,000	2,623
Osaka Prefecture	1.453%	9/26/34	JPY	140,000	953
Osaka Prefecture	0.366%	9/28/35	JPY	840,000	5,004
Osaka Prefecture	1.203%	9/28/35	JPY	900,000	5,925
Saitama Prefecture	2.290%	6/22/29	JPY	500,000	3,600
Tokyo Metropolitan Government	0.426%	12/20/24	JPY	71,600	471
Tokyo Metropolitan Government	0.386%	3/19/25	JPY	512,400	3,369
Tokyo Metropolitan Government	0.435%	3/19/25	JPY	1,270,100	8,345
Tokyo Metropolitan Government	0.499%	6/20/25	JPY	384,300	2,548
Tokyo Metropolitan Government	0.533%	6/20/25	JPY	256,100	1,684
Tokyo Metropolitan Government	0.456%	9/19/25	JPY	256,100	1,680
Tokyo Metropolitan Government	0.475%	9/19/25	JPY	563,500	3,696
Tokyo Metropolitan Government	0.444%	12/19/25	JPY	343,300	2,248
Tokyo Metropolitan Government	0.075%	9/18/26	JPY	90,900	596
Tokyo Metropolitan Government	0.210%	3/19/27	JPY	1,024,800	6,724
Tokyo Metropolitan Government	0.040%	6/20/29	JPY	819,900	5,232
101

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Tokyo Metropolitan Government	2.130%	6/20/29	JPY	100,000	714
	Tokyo Metropolitan Government	0.095%	9/20/30	JPY	1,219,200	7,676
	Tokyo Metropolitan Government	0.150%	12/20/30	JPY	811,700	5,111
	Tokyo Metropolitan Government	0.080%	3/20/31	JPY	45,000	281
	Tokyo Metropolitan Government	1.980%	6/20/31	JPY	180,000	1,288
	Tokyo Metropolitan Government	1.293%	6/20/35	JPY	340,000	2,264
						10,934,740
Jersey (0.0%)
	Bailiwick of Jersey	3.750%	6/9/54	GBP	728	641
Kazakhstan (0.0%)
[3]	Republic of Kazakhstan	1.550%	11/9/23	EUR	1,628	1,718
	Republic of Kazakhstan	0.600%	9/30/26	EUR	812	760
[3]	Republic of Kazakhstan	0.600%	9/30/26	EUR	3,156	2,955
	Republic of Kazakhstan	2.375%	11/9/28	EUR	2,387	2,252
[3]	Republic of Kazakhstan	1.500%	9/30/34	EUR	2,434	1,810
						9,495
Latvia (0.1%)
	Republic of Latvia	3.875%	3/25/27	EUR	7,659	8,105
	Republic of Latvia	3.500%	1/17/28	EUR	23,407	24,311
	Republic of Latvia	0.000%	1/24/29	EUR	17,000	14,436
	Republic of Latvia	0.000%	3/17/31	EUR	10,983	8,681
						55,533
Lithuania (0.1%)
	Republic of Lithuania	2.125%	10/29/26	EUR	7,072	7,053
	Republic of Lithuania	4.125%	4/25/28	EUR	4,500	4,743
	Republic of Lithuania	2.125%	6/1/32	EUR	26,805	24,270
	Republic of Lithuania	3.875%	6/14/33	EUR	11,000	11,344
						47,410
Luxembourg (0.0%)
	Grand Duchy of Luxembourg	0.625%	2/1/27	EUR	2,500	2,438
	Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	1,536	1,566
	Grand Duchy of Luxembourg	0.000%	4/28/30	EUR	3,000	2,589
	State of the Grand-Duchy of Luxembourg	0.000%	3/24/31	EUR	14,000	11,694
	State of the Grand-Duchy of Luxembourg	0.000%	9/14/32	EUR	25,000	19,853
	State of the Grand-Duchy of Luxembourg	1.750%	5/25/42	EUR	7,500	5,891
						44,031
Malaysia (0.9%)
	Federation of Malaysia	3.882%	3/14/25	MYR	75,079	15,839
	Federation of Malaysia	3.955%	9/15/25	MYR	238,326	50,387
	Federation of Malaysia	3.726%	3/31/26	MYR	112,915	23,777
	Federation of Malaysia	4.392%	4/15/26	MYR	35,723	7,630
	Federation of Malaysia	3.906%	7/15/26	MYR	118,643	25,036
	Federation of Malaysia	3.900%	11/30/26	MYR	67,108	14,156
	Federation of Malaysia	3.892%	3/15/27	MYR	373	79
	Federation of Malaysia	3.422%	9/30/27	MYR	134,278	27,729
	Federation of Malaysia	3.899%	11/16/27	MYR	49,502	10,421
	Federation of Malaysia	3.733%	6/15/28	MYR	130,850	27,220
	Federation of Malaysia	3.871%	8/8/28	MYR	2,500	524
	Federation of Malaysia	4.369%	10/31/28	MYR	144,150	30,884
	Federation of Malaysia	4.504%	4/30/29	MYR	166,000	35,698
	Federation of Malaysia	4.130%	7/9/29	MYR	94,390	19,915
	Federation of Malaysia	3.885%	8/15/29	MYR	77,460	16,135
	Federation of Malaysia	4.498%	4/15/30	MYR	71,702	15,390
	Federation of Malaysia	3.465%	10/15/30	MYR	139,340	28,147
	Federation of Malaysia	2.632%	4/15/31	MYR	32,034	6,086
	Federation of Malaysia	4.232%	6/30/31	MYR	10,562	2,229
	Federation of Malaysia	4.127%	4/15/32	MYR	12,757	2,674
	Federation of Malaysia	3.582%	7/15/32	MYR	170,000	34,219
	Federation of Malaysia	4.193%	10/7/32	MYR	68,600	14,439
	Federation of Malaysia	3.844%	4/15/33	MYR	103,536	21,253
	Federation of Malaysia	4.724%	6/15/33	MYR	37,424	8,224
	Federation of Malaysia	4.582%	8/30/33	MYR	13,950	3,037
	Federation of Malaysia	4.642%	11/7/33	MYR	58,024	12,695
	Federation of Malaysia	3.828%	7/5/34	MYR	108,288	22,004
102

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Federation of Malaysia	4.119%	11/30/34	MYR	80,504	16,746
Federation of Malaysia	4.254%	5/31/35	MYR	54,605	11,474
Federation of Malaysia	3.447%	7/15/36	MYR	110,232	21,173
Federation of Malaysia	4.762%	4/7/37	MYR	23,781	5,223
Federation of Malaysia	4.893%	6/8/38	MYR	100,791	22,569
Federation of Malaysia	4.467%	9/15/39	MYR	75,715	15,925
Federation of Malaysia	3.757%	5/22/40	MYR	71,446	13,786
Federation of Malaysia	4.417%	9/30/41	MYR	104,838	21,690
Federation of Malaysia	4.696%	10/15/42	MYR	170,600	36,934
Federation of Malaysia	4.935%	9/30/43	MYR	9,096	2,020
Federation of Malaysia	4.736%	3/15/46	MYR	17,860	3,858
Federation of Malaysia	4.921%	7/6/48	MYR	58,178	12,857
Federation of Malaysia	4.638%	11/15/49	MYR	119,341	25,319
Federation of Malaysia	4.065%	6/15/50	MYR	93,261	17,972
Federation of Malaysia	5.357%	5/15/52	MYR	29,650	6,933
Federation of Malaysia	4.457%	3/31/53	MYR	140,000	28,869
					739,175
Mexico (0.9%)
Mexican Bonos	10.000%	12/5/24	MXN	829,620	45,403
Mexican Bonos	5.000%	3/6/25	MXN	642,000	33,012
Mexican Bonos	5.750%	3/5/26	MXN	1,662,140	82,883
Mexican Bonos	7.000%	9/3/26	MXN	315,000	15,922
Mexican Bonos	5.500%	3/4/27	MXN	1,346,200	64,577
Mexican Bonos	7.500%	6/3/27	MXN	1,264,730	64,218
Mexican Bonos	8.500%	3/1/29	MXN	198,000	10,196
Mexican Bonos	8.500%	5/31/29	MXN	1,016,190	52,388
Mexican Bonos	7.750%	5/29/31	MXN	1,547,460	74,795
Mexican Bonos	7.500%	5/26/33	MXN	832,500	38,559
Mexican Bonos	7.750%	11/23/34	MXN	368,830	17,216
Mexican Bonos	8.000%	5/24/35	MXN	82,500	3,908
Mexican Bonos	10.000%	11/20/36	MXN	253,420	13,926
Mexican Bonos	8.500%	11/18/38	MXN	904,560	43,848
Mexican Bonos	7.750%	11/13/42	MXN	983,640	43,604
Mexican Bonos	8.000%	11/7/47	MXN	1,017,010	45,785
Mexican Bonos	8.000%	7/31/53	MXN	598,000	26,671
United Mexican States	1.625%	4/8/26	EUR	2,052	2,040
United Mexican States	1.350%	9/18/27	EUR	3,030	2,884
United Mexican States	1.750%	4/17/28	EUR	9,453	8,889
United Mexican States	3.625%	4/9/29	EUR	4,648	4,693
United Mexican States	1.125%	1/17/30	EUR	3,886	3,302
United Mexican States	2.375%	2/11/30	EUR	4,600	4,213
United Mexican States	3.375%	2/23/31	EUR	4,377	4,185
United Mexican States	1.450%	10/25/33	EUR	8,935	6,609
United Mexican States	2.250%	8/12/36	EUR	3,724	2,757
United Mexican States	2.875%	4/8/39	EUR	6,024	4,464
United Mexican States	3.000%	3/6/45	EUR	2,872	2,064
United Mexican States	2.125%	10/25/51	EUR	6,382	3,401
United Mexican States	5.625%	3/19/14	GBP	3,095	2,586
United Mexican States	4.000%	3/15/15	EUR	1,765	1,235
					730,233
Netherlands (1.6%)
BNG Bank NV	0.200%	11/9/24	EUR	10,275	10,482
BNG Bank NV	0.250%	5/7/25	EUR	14,629	14,731
BNG Bank NV	3.250%	7/15/25	AUD	5,179	3,195
BNG Bank NV	1.625%	8/26/25	GBP	300	341
BNG Bank NV	1.000%	1/12/26	EUR	7,686	7,720
BNG Bank NV	0.125%	4/11/26	EUR	3,705	3,628
BNG Bank NV	3.250%	8/24/26	AUD	373	225
BNG Bank NV	0.625%	6/19/27	EUR	7,521	7,257
BNG Bank NV	3.500%	7/19/27	AUD	3,980	2,382
BNG Bank NV	0.750%	1/11/28	EUR	11,876	11,330
BNG Bank NV	3.300%	7/17/28	AUD	30,104	17,548
BNG Bank NV	5.200%	12/7/28	GBP	1,550	1,898
BNG Bank NV	0.100%	1/15/30	EUR	7,631	6,603
BNG Bank NV	1.375%	10/21/30	EUR	3,074	2,841
BNG Bank NV	0.000%	1/20/31	EUR	12,500	10,349
103

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BNG Bank NV	0.250%	1/12/32	EUR	5,900	4,816
	BNG Bank NV	1.875%	7/13/32	EUR	6,000	5,579
	BNG Bank NV	3.000%	1/11/33	EUR	15,000	15,184
	BNG Bank NV	0.125%	4/19/33	EUR	7,636	5,883
	BNG Bank NV	0.125%	7/9/35	EUR	34,808	24,616
	BNG Bank NV	0.875%	10/17/35	EUR	2,543	1,970
	BNG Bank NV	0.875%	10/24/36	EUR	9,300	6,933
	BNG Bank NV	0.250%	11/22/36	EUR	9,300	6,301
	BNG Bank NV	1.250%	3/30/37	EUR	9,300	7,223
	BNG Bank NV	1.500%	3/29/38	EUR	1,545	1,215
	BNG Bank NV	1.500%	7/15/39	EUR	2,094	1,603
	BNG Bank NV	0.805%	6/28/49	EUR	3,700	1,927
[3]	Kingdom of Netherlands	0.250%	7/15/25	EUR	54,952	55,409
[3]	Kingdom of Netherlands	0.000%	1/15/26	EUR	25,000	24,743
[3]	Kingdom of Netherlands	0.500%	7/15/26	EUR	31,742	31,471
[3]	Kingdom of Netherlands	0.000%	1/15/27	EUR	101,614	97,973
[3]	Kingdom of Netherlands	0.750%	7/15/27	EUR	91,458	89,558
[3]	Kingdom of Netherlands	0.750%	7/15/28	EUR	51,539	49,411
[3]	Kingdom of Netherlands	0.250%	7/15/29	EUR	81,217	73,937
[3]	Kingdom of Netherlands	2.500%	1/15/30	EUR	48,053	49,449
[3]	Kingdom of Netherlands	0.000%	7/15/30	EUR	65,169	56,562
[3]	Kingdom of Netherlands	0.000%	7/15/31	EUR	57,762	48,520
[3]	Kingdom of Netherlands	0.500%	7/15/32	EUR	96,987	82,367
[3]	Kingdom of Netherlands	2.500%	1/15/33	EUR	53,546	53,832
[3,10]	Kingdom of Netherlands	2.500%	7/15/33	EUR	35,000	34,923
[3]	Kingdom of Netherlands	4.000%	1/15/37	EUR	63,551	71,825
[3]	Kingdom of Netherlands	0.000%	1/15/38	EUR	76,498	50,410
[3]	Kingdom of Netherlands	0.500%	1/15/40	EUR	34,720	23,653
[3]	Kingdom of Netherlands	3.750%	1/15/42	EUR	55,786	61,613
[3]	Kingdom of Netherlands	3.250%	1/15/44	EUR	18,000	18,740
[3]	Kingdom of Netherlands	2.750%	1/15/47	EUR	71,146	67,525
[3,8]	Kingdom of Netherlands	0.000%	1/15/52	EUR	69,318	29,508
[3]	Kingdom of Netherlands	2.000%	1/15/54	EUR	30,000	23,534
	Nederlandse Waterschapsbank NV	5.200%	3/31/25	CAD	870	626
	Nederlandse Waterschapsbank NV	3.400%	7/22/25	AUD	1,770	1,093
	Nederlandse Waterschapsbank NV	0.250%	12/15/25	GBP	8,398	9,263
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	4,560	2,746
	Nederlandse Waterschapsbank NV	0.000%	11/16/26	EUR	12,782	12,253
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	5,087	5,370
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	3,092	2,971
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	2,030	1,190
	Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	22,290	12,710
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	2,700	2,385
	Nederlandse Waterschapsbank NV	0.000%	9/8/31	EUR	11,700	9,527
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	3,000	3,094
	Nederlandse Waterschapsbank NV	0.250%	1/19/32	EUR	21,800	17,861
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	5,124	6,409
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	9,287	7,440
	Nederlandse Waterschapsbank NV	0.000%	2/16/37	EUR	28,800	18,755
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	2,543	1,967
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	10,000	6,325
						1,400,728
New Zealand (0.4%)
	Auckland Council	0.625%	11/13/24	EUR	5,087	5,203
	Auckland Council	3.500%	3/9/26	AUD	300	182
	Auckland Council	0.125%	9/26/29	EUR	1,501	1,302
	Housing New Zealand Ltd.	3.360%	6/12/25	NZD	5,390	3,019
	Housing New Zealand Ltd.	2.247%	10/5/26	NZD	13,510	7,143
	Housing New Zealand Ltd.	2.183%	4/24/30	NZD	3,720	1,735
	Housing New Zealand Ltd.	1.534%	9/10/35	NZD	3,720	1,310
	New Zealand	2.750%	4/15/25	NZD	69,821	39,068
	New Zealand	0.500%	5/15/26	NZD	58,240	30,017
	New Zealand	4.500%	4/15/27	NZD	76,170	43,132
	New Zealand	0.250%	5/15/28	NZD	38,981	18,046
	New Zealand	3.000%	4/20/29	NZD	43,255	22,317
	New Zealand	1.500%	5/15/31	NZD	51,269	22,534
	New Zealand	2.000%	5/15/32	NZD	48,164	21,312
104

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	New Zealand	3.500%	4/14/33	NZD	65,482	32,420
	New Zealand	4.250%	5/15/34	NZD	32,000	16,585
	New Zealand	2.750%	4/15/37	NZD	39,636	16,622
	New Zealand	1.750%	5/15/41	NZD	29,092	9,457
	New Zealand	2.750%	5/15/51	NZD	15,397	5,298
	New Zealand Local Government Funding Agency Bond	2.750%	4/15/25	NZD	4,589	2,556
	New Zealand Local Government Funding Agency Bond	1.500%	4/15/26	NZD	5,097	2,680
	New Zealand Local Government Funding Agency Bond	4.500%	4/15/27	NZD	1,016	568
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/29	NZD	14,855	6,853
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/33	NZD	7,381	3,426
						312,785
Norway (0.2%)
[3]	Kingdom of Norway	1.750%	3/13/25	NOK	89,307	7,732
[3]	Kingdom of Norway	1.500%	2/19/26	NOK	66,343	5,597
[3]	Kingdom of Norway	1.750%	2/17/27	NOK	78,080	6,488
[3]	Kingdom of Norway	2.000%	4/26/28	NOK	102,066	8,380
[3]	Kingdom of Norway	1.750%	9/6/29	NOK	182,140	14,403
[3]	Kingdom of Norway	1.375%	8/19/30	NOK	554,802	41,921
[3]	Kingdom of Norway	1.250%	9/17/31	NOK	221,910	16,171
[3]	Kingdom of Norway	3.000%	8/15/33	NOK	203,269	16,625
[3]	Kingdom of Norway	3.500%	10/6/42	NOK	110,000	9,448
	Kommunalbanken A/S	4.250%	7/16/25	AUD	632	396
	Kommunalbanken A/S	0.625%	4/20/26	EUR	4,090	4,039
	Kommunalbanken A/S	0.600%	6/1/26	AUD	9,300	5,265
	Kommunalbanken A/S	3.000%	12/9/26	AUD	4,592	2,736
	Kommunalbanken A/S	0.875%	5/24/27	EUR	14,748	14,325
	Kommunalbanken A/S	3.400%	7/24/28	AUD	4,080	2,379
	Kommunalbanken A/S	0.050%	10/24/29	EUR	4,758	4,142
						160,047
Peru (0.2%)
	Republic of Peru	2.750%	1/30/26	EUR	7,182	7,289
	Republic of Peru	8.200%	8/12/26	PEN	33,040	8,977
	Republic of Peru	6.350%	8/12/28	PEN	55,780	14,313
	Republic of Peru	5.940%	2/12/29	PEN	61,875	15,435
	Republic of Peru	3.750%	3/1/30	EUR	996	991
	Republic of Peru	6.950%	8/12/31	PEN	64,725	16,413
	Republic of Peru	6.150%	8/12/32	PEN	61,596	14,648
	Republic of Peru	1.250%	3/11/33	EUR	4,699	3,582
[3]	Republic of Peru	7.300%	8/12/33	PEN	57,680	14,701
	Republic of Peru	5.400%	8/12/34	PEN	49,943	10,849
	Republic of Peru	1.950%	11/17/36	EUR	4,339	3,112
	Republic of Peru	6.900%	8/12/37	PEN	57,230	13,845
	Republic of Peru	5.350%	8/12/40	PEN	33,749	6,810
	Republic of Peru	6.850%	2/12/42	PEN	17,630	4,153
	Republic of Peru	6.714%	2/12/55	PEN	8,125	1,843
						136,961
Philippines (0.0%)
	Republic of Philippines	0.250%	4/28/25	EUR	2,683	2,655
	Republic of Philippines	0.875%	5/17/27	EUR	4,013	3,757
	Republic of Philippines	0.700%	2/3/29	EUR	2,599	2,277
	Republic of Philippines	1.200%	4/28/33	EUR	4,613	3,605
	Republic of Philippines	1.750%	4/28/41	EUR	4,659	3,069
						15,363
Poland (0.6%)
	Bank Gospodarstwa Krajowego	1.375%	6/1/25	EUR	5,145	5,158
	Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	2,094	2,072
	Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	2,615	2,432
	Bank Gospodarstwa Krajowego	0.375%	10/13/28	EUR	4,300	3,699
	Bank Gospodarstwa Krajowego	3.000%	5/30/29	EUR	2,500	2,457
	Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	394	356
	Bank Gospodarstwa Krajowego	0.500%	7/8/31	EUR	1,250	954
	Bank Gospodarstwa Krajowego	5.125%	2/22/33	EUR	4,645	4,966
	Republic of Poland	5.250%	1/20/25	EUR	3,792	4,070
	Republic of Poland	0.000%	2/10/25	EUR	7,686	7,685
	Republic of Poland	0.750%	4/25/25	PLN	148,117	33,060
	Republic of Poland	3.250%	7/25/25	PLN	66,853	15,382
105

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Poland	1.500%	9/9/25	EUR	2,561	2,586
	Republic of Poland	1.500%	1/19/26	EUR	24,494	24,642
	Republic of Poland	2.500%	7/25/26	PLN	82,417	18,309
	Republic of Poland	1.125%	8/7/26	EUR	1,794	1,760
	Republic of Poland	0.250%	10/25/26	PLN	135,172	27,879
	Republic of Poland	0.875%	5/10/27	EUR	16,806	16,061
	Republic of Poland	3.750%	5/25/27	PLN	314,144	71,204
	Republic of Poland	2.500%	7/25/27	PLN	79,101	17,116
	Republic of Poland	1.375%	10/22/27	EUR	2,075	2,008
	Republic of Poland	2.750%	4/25/28	PLN	134,365	28,849
	Republic of Poland	7.500%	7/25/28	PLN	117,566	30,395
	Republic of Poland	5.750%	4/25/29	PLN	13,192	3,187
	Republic of Poland	2.750%	10/25/29	PLN	65,316	13,511
	Republic of Poland	1.750%	4/25/32	PLN	491,810	86,801
	Republic of Poland	2.750%	5/25/32	EUR	7,643	7,295
	Republic of Poland	3.875%	2/14/33	EUR	5,940	6,103
	Republic of Poland	6.000%	10/25/33	PLN	60,661	14,738
	Republic of Poland	2.375%	1/18/36	EUR	6,821	5,820
	Republic of Poland	4.250%	2/14/43	EUR	6,990	6,847
	Republic of Poland	2.000%	10/25/46	EUR	225	153
	Republic of Poland	4.000%	4/25/47	PLN	32,636	5,688
						473,243
Portugal (0.5%)
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	7/21/26	EUR	34,787	36,725
[3]	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	51,893	56,745
[3]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/27	EUR	44,950	43,450
[3]	Portugal Obrigacoes do Tesouro OT	2.125%	10/17/28	EUR	25,000	25,281
[3]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/29	EUR	58,482	58,036
[3]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/30	EUR	38,430	33,588
[3]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/31	EUR	30,062	24,988
[3]	Portugal Obrigacoes do Tesouro OT	1.650%	7/16/32	EUR	51,521	46,945
[3]	Portugal Obrigacoes do Tesouro OT	2.250%	4/18/34	EUR	35,869	33,239
[3]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/35	EUR	22,037	16,839
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	8,556	9,203
[3]	Portugal Obrigacoes do Tesouro OT	3.500%	6/18/38	EUR	33,000	33,052
[3]	Portugal Obrigacoes do Tesouro OT	1.150%	4/11/42	EUR	20,990	13,817
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/45	EUR	22,545	23,609
						455,517
Romania (0.4%)
	Romania	4.750%	2/24/25	RON	50,000	10,468
	Romania	2.750%	10/29/25	EUR	8,652	8,832
	Romania	3.500%	11/25/25	RON	54,750	11,055
[3]	Romania	2.750%	2/26/26	EUR	1,906	1,923
	Romania	3.250%	6/24/26	RON	49,260	9,716
	Romania	5.000%	9/27/26	EUR	3,980	4,225
[3]	Romania	2.000%	12/8/26	EUR	1,869	1,804
	Romania	2.375%	4/19/27	EUR	11,529	11,119
	Romania	7.200%	5/31/27	RON	60,590	13,125
	Romania	5.800%	7/26/27	RON	116,950	24,222
	Romania	2.500%	10/25/27	RON	150,000	27,429
[3]	Romania	2.125%	3/7/28	EUR	2,708	2,482
	Romania	2.125%	3/7/28	EUR	19,646	18,007
	Romania	2.875%	5/26/28	EUR	17,178	16,301
	Romania	8.750%	10/30/28	RON	79,560	18,260
	Romania	4.850%	7/25/29	RON	50,000	9,642
	Romania	6.625%	9/27/29	EUR	2,380	2,580
[3]	Romania	1.375%	12/2/29	EUR	1,655	1,358
	Romania	1.375%	12/2/29	EUR	4,100	3,364
	Romania	2.500%	2/8/30	EUR	3,587	3,125
[3]	Romania	3.624%	5/26/30	EUR	1,598	1,453
	Romania	3.624%	5/26/30	EUR	25,320	23,026
[3]	Romania	1.750%	7/13/30	EUR	4,366	3,508
	Romania	1.750%	7/13/30	EUR	7,768	6,241
	Romania	7.350%	4/28/31	RON	31,000	6,724
	Romania	2.124%	7/16/31	EUR	4,364	3,410
[3]	Romania	2.124%	7/16/31	EUR	2,208	1,725
106

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Romania	2.000%	1/28/32	EUR	2,785	2,110
[3]	Romania	2.000%	1/28/32	EUR	2,306	1,747
	Romania	6.700%	2/25/32	RON	104,000	21,600
	Romania	8.250%	9/29/32	RON	31,800	7,265
[3]	Romania	2.000%	4/14/33	EUR	1,892	1,367
	Romania	6.375%	9/18/33	EUR	10,000	10,367
[3]	Romania	3.750%	2/7/34	EUR	2,148	1,783
	Romania	3.750%	2/7/34	EUR	5,136	4,263
	Romania	3.875%	10/29/35	EUR	7,467	6,161
	Romania	4.250%	4/28/36	RON	159,810	25,979
	Romania	4.125%	3/11/39	EUR	1,536	1,205
[3]	Romania	2.625%	12/2/40	EUR	1,023	634
	Romania	2.625%	12/2/40	EUR	2,000	1,239
[3]	Romania	2.750%	4/14/41	EUR	4,774	2,947
	Romania	2.750%	4/14/41	EUR	3,182	1,964
[3]	Romania	2.875%	4/13/42	EUR	2,728	1,681
[3]	Romania	4.625%	4/3/49	EUR	4,347	3,377
	Romania	4.625%	4/3/49	EUR	5,124	3,981
[3]	Romania	3.375%	1/28/50	EUR	5,124	3,182
						347,976
Saudi Arabia (0.0%)
[3]	Kingdom of Saudi Arabia	0.000%	3/3/24	EUR	17,870	18,595
[3]	Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	5,087	4,754
[3]	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	7,682	6,529
	Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	7,411	5,280
						35,158
Singapore (0.5%)
	Housing & Development Board	2.495%	3/11/26	SGD	750	532
	Housing & Development Board	2.035%	9/16/26	SGD	4,500	3,132
	Housing & Development Board	2.675%	1/22/29	SGD	3,000	2,073
	Housing & Development Board	2.598%	10/30/29	SGD	2,750	1,876
	Housing & Development Board	3.995%	12/6/29	SGD	23,500	17,301
	Housing & Development Board	3.080%	5/31/30	SGD	7,250	5,064
	Housing & Development Board	2.545%	7/4/31	SGD	1,250	834
	Housing & Development Board	1.865%	7/21/33	SGD	3,500	2,132
	Republic of Singapore	2.375%	6/1/25	SGD	25,520	18,254
	Republic of Singapore	0.500%	11/1/25	SGD	29,939	20,548
	Republic of Singapore	2.125%	6/1/26	SGD	53,028	37,334
	Republic of Singapore	1.250%	11/1/26	SGD	27,394	18,715
	Republic of Singapore	3.500%	3/1/27	SGD	53,448	39,064
	Republic of Singapore	2.875%	9/1/27	SGD	6,000	4,307
	Republic of Singapore	2.625%	5/1/28	SGD	31,923	22,639
	Republic of Singapore	2.875%	8/1/28	SGD	20,000	14,331
	Republic of Singapore	2.875%	7/1/29	SGD	25,646	18,265
	Republic of Singapore	2.875%	9/1/30	SGD	47,004	33,270
	Republic of Singapore	1.625%	7/1/31	SGD	21,300	13,693
	Republic of Singapore	2.625%	8/1/32	SGD	43,000	29,533
	Republic of Singapore	3.375%	9/1/33	SGD	30,104	21,932
	Republic of Singapore	2.250%	8/1/36	SGD	34,254	22,130
	Republic of Singapore	2.375%	7/1/39	SGD	22,768	14,685
	Republic of Singapore	2.750%	4/1/42	SGD	29,124	19,662
	Republic of Singapore	2.750%	3/1/46	SGD	31,282	20,947
	Republic of Singapore	1.875%	3/1/50	SGD	26,878	14,999
	Republic of Singapore	1.875%	10/1/51	SGD	39,558	22,118
	Republic of Singapore	3.000%	8/1/72	SGD	9,309	6,669
						446,039
Slovakia (0.2%)
	Slovak Republic	0.000%	6/17/24	EUR	4,965	5,127
	Slovak Republic	0.250%	5/14/25	EUR	12,343	12,373
	Slovak Republic	0.625%	5/22/26	EUR	6,661	6,564
	Slovak Republic	1.375%	1/21/27	EUR	10,863	10,738
	Slovak Republic	1.000%	6/12/28	EUR	17,304	16,269
	Slovak Republic	0.750%	4/9/30	EUR	8,109	7,059
	Slovak Republic	1.000%	5/14/32	EUR	28,704	23,556
	Slovak Republic	4.000%	10/19/32	EUR	9,500	9,959
	Slovak Republic	3.625%	6/8/33	EUR	10,000	10,208
107

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Slovak Republic	3.750%	2/23/35	EUR	30,673	30,636
	Slovak Republic	0.375%	4/21/36	EUR	4,613	2,991
	Slovak Republic	1.875%	3/9/37	EUR	5,200	4,098
	Slovak Republic	4.000%	2/23/43	EUR	9,981	9,711
	Slovak Republic	2.000%	10/17/47	EUR	11,595	7,754
	Slovak Republic	2.250%	6/12/68	EUR	12,923	7,804
						164,847
Slovenia (0.1%)
	Republic of Slovenia	5.125%	3/30/26	EUR	4,099	4,493
	Republic of Slovenia	1.250%	3/22/27	EUR	7,173	7,049
	Republic of Slovenia	1.000%	3/6/28	EUR	17,933	17,101
	Republic of Slovenia	1.188%	3/14/29	EUR	5,124	4,799
	Republic of Slovenia	0.275%	1/14/30	EUR	7,686	6,651
	Republic of Slovenia	0.000%	2/12/31	EUR	22,280	18,154
	Republic of Slovenia	2.250%	3/3/32	EUR	29,681	28,156
	Republic of Slovenia	3.625%	3/11/33	EUR	3,850	4,063
	Republic of Slovenia	1.500%	3/25/35	EUR	2,130	1,734
	Republic of Slovenia	3.125%	8/7/45	EUR	5,124	4,607
	Republic of Slovenia	0.488%	10/20/50	EUR	8,307	3,596
						100,403
South Korea (3.0%)
[3]	Export-Import Bank of Korea	3.500%	6/7/26	EUR	4,433	4,651
	Export-Import Bank of Korea	4.000%	6/7/27	AUD	530	316
[3]	Export-Import Bank of Korea	3.625%	6/7/30	EUR	3,810	3,952
	Korea Development Bank	2.625%	9/8/27	EUR	5,000	5,117
	Korea Gas Corp.	0.000%	11/28/23	CHF	2,035	2,234
[3]	Korea Housing Finance Corp	1.963%	7/19/26	EUR	14,400	14,456
[3]	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	2,543	2,551
	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	24,979	25,062
[3]	Korea Housing Finance Corp.	0.010%	7/7/25	EUR	7,457	7,369
	Korea Housing Finance Corp.	0.010%	6/29/26	EUR	6,542	6,233
	Korea National Housing Bond I	1.750%	4/30/24	KRW	8,800,000	6,452
	Republic of Korea	1.875%	12/10/24	KRW	103,000,000	74,701
	Republic of Korea	4.250%	12/10/24	KRW	20,000,000	14,882
	Republic of Korea	1.500%	3/10/25	KRW	77,500,000	55,619
	Republic of Korea	3.375%	3/10/25	KRW	155,000,000	114,056
	Republic of Korea	2.250%	6/10/25	KRW	79,000,000	56,991
	Republic of Korea	3.125%	6/10/25	KRW	45,000,000	32,913
	Republic of Korea	1.125%	9/10/25	KRW	92,500,000	65,036
	Republic of Korea	0.000%	9/16/25	EUR	6,298	6,209
	Republic of Korea	2.250%	12/10/25	KRW	30,000,000	21,427
	Republic of Korea	4.250%	12/10/25	KRW	110,000,000	81,816
	Republic of Korea	1.250%	3/10/26	KRW	102,500,000	71,173
	Republic of Korea	5.750%	3/10/26	KRW	14,000,000	10,759
	Republic of Korea	1.875%	6/10/26	KRW	72,000,000	50,451
	Republic of Korea	1.750%	9/10/26	KRW	57,500,000	39,912
	Republic of Korea	1.500%	12/10/26	KRW	70,000,000	47,927
	Republic of Korea	2.375%	3/10/27	KRW	110,000,000	77,009
	Republic of Korea	5.250%	3/10/27	KRW	15,500,000	11,877
	Republic of Korea	2.125%	6/10/27	KRW	75,000,000	51,808
	Republic of Korea	3.125%	9/10/27	KRW	78,000,000	55,634
	Republic of Korea	2.375%	12/10/27	KRW	45,000,000	31,080
	Republic of Korea	3.250%	3/10/28	KRW	165,000,000	117,658
	Republic of Korea	5.500%	3/10/28	KRW	20,000,000	15,571
	Republic of Korea	2.625%	6/10/28	KRW	50,260,000	34,774
	Republic of Korea	2.375%	12/10/28	KRW	50,000,000	33,899
	Republic of Korea	1.875%	6/10/29	KRW	63,000,000	41,156
	Republic of Korea	1.375%	12/10/29	KRW	75,000,000	47,060
	Republic of Korea	5.500%	12/10/29	KRW	12,137,000	9,570
	Republic of Korea	1.375%	6/10/30	KRW	94,000,000	58,025
	Republic of Korea	1.500%	12/10/30	KRW	68,000,000	41,747
	Republic of Korea	4.750%	12/10/30	KRW	28,000,000	21,273
	Republic of Korea	2.000%	6/10/31	KRW	83,003,340	52,254
	Republic of Korea	2.375%	12/10/31	KRW	55,000,000	35,382
	Republic of Korea	4.000%	12/10/31	KRW	41,000,000	29,642
	Republic of Korea	3.375%	6/10/32	KRW	45,000,000	30,999
108

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Korea	4.250%	12/10/32	KRW	64,700,000	47,519
	Republic of Korea	3.750%	12/10/33	KRW	86,500,000	60,934
	Republic of Korea	2.625%	9/10/35	KRW	49,000,000	30,670
	Republic of Korea	1.500%	9/10/36	KRW	40,000,000	21,537
	Republic of Korea	2.250%	9/10/37	KRW	20,000,000	11,719
	Republic of Korea	2.375%	9/10/38	KRW	36,600,000	21,578
	Republic of Korea	1.125%	9/10/39	KRW	26,800,000	12,805
	Republic of Korea	1.500%	9/10/40	KRW	39,700,000	19,866
	Republic of Korea	1.875%	9/10/41	KRW	31,000,000	16,326
	Republic of Korea	3.250%	9/10/42	KRW	82,500,000	53,791
	Republic of Korea	3.000%	12/10/42	KRW	59,500,000	37,328
	Republic of Korea	2.750%	12/10/44	KRW	57,990,000	34,593
	Republic of Korea	2.000%	3/10/46	KRW	49,000,000	25,088
	Republic of Korea	2.125%	3/10/47	KRW	62,955,000	32,773
	Republic of Korea	2.625%	3/10/48	KRW	98,695,000	56,523
	Republic of Korea	2.000%	3/10/49	KRW	91,360,000	45,363
	Republic of Korea	1.500%	3/10/50	KRW	153,730,000	68,940
	Republic of Korea	1.875%	3/10/51	KRW	174,845,380	84,043
	Republic of Korea	2.500%	3/10/52	KRW	112,490,770	61,534
	Republic of Korea	3.125%	9/10/52	KRW	63,000,000	39,022
	Republic of Korea	3.250%	3/10/53	KRW	133,800,000	84,839
	Republic of Korea	2.000%	9/10/68	KRW	35,697,000	15,128
	Republic of Korea	1.625%	9/10/70	KRW	34,012,000	12,288
	Republic of Korea	3.500%	9/10/72	KRW	15,850,000	10,281
						2,523,171
Spain (4.6%)
	Adif Alta Velocidad	1.875%	1/28/25	EUR	7,600	7,846
	Adif Alta Velocidad	0.950%	4/30/27	EUR	7,500	7,234
	Adif Alta Velocidad	3.500%	7/30/28	EUR	3,300	3,465
	Adif Alta Velocidad	0.550%	10/31/31	EUR	4,000	3,209
	Autonomous Community of Andalusia Spain	0.500%	4/30/31	EUR	22,546	18,494
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	7,173	7,377
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	10,901	11,731
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	8,710	8,771
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	6,981	6,820
	Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	10,248	9,704
	Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	2,561	2,447
	Autonomous Community of Madrid Spain	0.419%	4/30/30	EUR	2,021	1,726
	Autonomous Community of Madrid Spain	0.420%	4/30/31	EUR	14,052	11,508
	Basque Government	0.850%	4/30/30	EUR	8,751	7,730
	Basque Government	0.450%	4/30/32	EUR	7,813	6,222
	Basque Government	3.500%	4/30/33	EUR	8,000	8,125
	Instituto de Credito Oficial	0.000%	4/30/26	EUR	13,227	12,830
	Kingdom of Spain	0.000%	1/31/25	EUR	110,347	111,752
[3]	Kingdom of Spain	1.600%	4/30/25	EUR	47,900	49,315
	Kingdom of Spain	0.000%	5/31/25	EUR	215,081	215,669
	Kingdom of Spain	0.000%	1/31/26	EUR	267,974	263,154
[3]	Kingdom of Spain	1.950%	4/30/26	EUR	53,054	54,292
	Kingdom of Spain	2.800%	5/31/26	EUR	138,565	144,599
	Kingdom of Spain	0.000%	1/31/27	EUR	325,792	309,710
[3]	Kingdom of Spain	1.500%	4/30/27	EUR	13,222	13,154
[3]	Kingdom of Spain	0.800%	7/30/27	EUR	77,534	74,742
	Kingdom of Spain	0.000%	1/31/28	EUR	266,032	244,607
[3]	Kingdom of Spain	1.400%	4/30/28	EUR	62,566	60,819
[3]	Kingdom of Spain	1.400%	7/30/28	EUR	61,318	59,330
[3]	Kingdom of Spain	5.150%	10/31/28	EUR	57,949	66,135
	Kingdom of Spain	6.000%	1/31/29	EUR	41,740	49,565
	Kingdom of Spain	5.250%	4/6/29	GBP	437	529
[3]	Kingdom of Spain	1.450%	4/30/29	EUR	73,522	70,123
	Kingdom of Spain	0.800%	7/30/29	EUR	222,089	202,754
[3]	Kingdom of Spain	0.600%	10/31/29	EUR	100,000	89,485
[3]	Kingdom of Spain	0.500%	4/30/30	EUR	110,000	96,198
[3]	Kingdom of Spain	1.950%	7/30/30	EUR	100,000	95,745
[3]	Kingdom of Spain	1.250%	10/31/30	EUR	38,382	34,819
[3]	Kingdom of Spain	0.100%	4/30/31	EUR	98,000	79,959
[3]	Kingdom of Spain	0.500%	10/31/31	EUR	68,193	56,469
[3]	Kingdom of Spain	0.700%	4/30/32	EUR	81,585	67,459
109

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Spain	5.750%	7/30/32	EUR	22,396	27,188
[3]	Kingdom of Spain	2.550%	10/31/32	EUR	109,827	105,244
[3]	Kingdom of Spain	3.150%	4/30/33	EUR	167,515	166,873
[3]	Kingdom of Spain	2.350%	7/30/33	EUR	17,219	16,002
[3]	Kingdom of Spain	3.550%	10/31/33	EUR	120,254	123,207
[3]	Kingdom of Spain	1.850%	7/30/35	EUR	81,756	69,037
[3]	Kingdom of Spain	4.200%	1/31/37	EUR	32,343	34,410
[3]	Kingdom of Spain	0.850%	7/30/37	EUR	51,360	35,534
[3]	Kingdom of Spain	3.900%	7/30/39	EUR	82,641	82,967
[3]	Kingdom of Spain	4.900%	7/30/40	EUR	77,552	87,207
[3]	Kingdom of Spain	1.200%	10/31/40	EUR	61,751	40,837
[3]	Kingdom of Spain	4.700%	7/30/41	EUR	85,345	93,970
[3]	Kingdom of Spain	1.000%	7/30/42	EUR	28,941	17,479
[3]	Kingdom of Spain	3.450%	7/30/43	EUR	25,415	23,271
[3]	Kingdom of Spain	5.150%	10/31/44	EUR	56,520	65,486
[3]	Kingdom of Spain	2.900%	10/31/46	EUR	66,405	54,440
[3]	Kingdom of Spain	2.700%	10/31/48	EUR	59,351	45,896
[3]	Kingdom of Spain	1.000%	10/31/50	EUR	33,127	16,148
[3]	Kingdom of Spain	1.900%	10/31/52	EUR	125,444	75,896
[3]	Kingdom of Spain	3.450%	7/30/66	EUR	53,292	44,141
[3]	Kingdom of Spain	1.450%	10/31/71	EUR	36,946	15,605
	Xunta de Galicia	3.711%	7/30/29	EUR	6,300	6,644
						3,893,104
Supranational (4.3%)
	African Development Bank	0.250%	11/21/24	EUR	11,580	11,801
	African Development Bank	0.875%	12/16/24	GBP	3,758	4,340
	African Development Bank	4.000%	1/10/25	AUD	7,312	4,587
	African Development Bank	4.500%	6/2/26	AUD	3,178	1,988
	African Development Bank	0.500%	6/22/26	GBP	16,308	17,604
	African Development Bank	0.125%	10/7/26	EUR	2,049	1,976
	African Development Bank	0.500%	3/22/27	EUR	10,191	9,832
	African Development Bank	3.300%	7/27/27	AUD	509	302
	African Development Bank	3.350%	8/8/28	AUD	373	217
	African Development Bank	0.500%	3/21/29	EUR	7,854	7,173
	African Development Bank	2.250%	9/14/29	EUR	18,696	18,638
	Asian Development Bank	2.500%	12/19/24	GBP	8,000	9,408
	Asian Development Bank	1.625%	1/28/25	CAD	7,114	4,917
	Asian Development Bank	3.750%	3/12/25	AUD	5,725	3,578
	Asian Development Bank	3.700%	6/17/25	AUD	40,000	24,922
	Asian Development Bank	6.125%	8/15/25	GBP	15,025	18,515
	Asian Development Bank	0.750%	2/10/26	CAD	6,586	4,335
	Asian Development Bank	1.342%	6/18/26	NOK	18,000	1,485
	Asian Development Bank	4.400%	7/13/26	CAD	4,725	3,374
	Asian Development Bank	0.625%	9/15/26	GBP	3,792	4,075
	Asian Development Bank	3.000%	10/14/26	AUD	925	555
	Asian Development Bank	0.125%	12/15/26	GBP	8,198	8,612
	Asian Development Bank	4.650%	2/16/27	CAD	1,424	1,026
	Asian Development Bank	3.400%	9/10/27	AUD	11,655	6,956
	Asian Development Bank	0.250%	10/28/27	GBP	6,918	7,040
	Asian Development Bank	0.750%	12/7/27	GBP	6,365	6,582
	Asian Development Bank	3.300%	5/24/28	CAD	3,900	2,673
	Asian Development Bank	3.300%	8/8/28	AUD	1,320	770
	Asian Development Bank	0.000%	10/24/29	EUR	7,788	6,798
	Asian Development Bank	0.025%	1/31/30	EUR	7,834	6,762
	Asian Development Bank	0.100%	6/17/31	EUR	8,447	6,985
	Asian Development Bank	1.950%	7/22/32	EUR	8,930	8,363
	Asian Development Bank	2.000%	6/10/37	EUR	4,669	4,032
	Asian Infrastructure Investment Bank	1.000%	5/6/26	AUD	3,742	2,131
	Asian Infrastructure Investment Bank	3.000%	2/14/28	EUR	34,800	36,213
	Corp. Andina de Fomento	1.125%	2/13/25	EUR	7,631	7,740
	Corp. Andina de Fomento	1.625%	6/3/25	EUR	3,965	4,022
	Corp. Andina de Fomento	0.250%	2/4/26	EUR	100	97
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	4,435	4,696
	Corp. Andina de Fomento	2.375%	7/13/27	EUR	3,440	3,409
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	816	479
	Corp. Andina de Fomento	4.500%	3/7/28	EUR	24,057	25,733
	Council of Europe Development Bank	0.750%	6/9/25	EUR	3,593	3,635
110

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Council of Europe Development Bank	0.375%	6/8/26	EUR	44,653	43,790
	Council of Europe Development Bank	0.000%	4/9/27	EUR	4,760	4,510
	Council of Europe Development Bank	0.250%	1/19/32	EUR	9,338	7,699
	EUROFIMA	3.900%	12/19/25	AUD	505	313
	EUROFIMA	3.000%	5/15/26	CHF	3,315	3,778
	EUROFIMA	2.600%	1/13/27	AUD	12,660	7,418
	EUROFIMA	4.550%	3/30/27	CAD	1,372	980
	EUROFIMA	3.350%	5/21/29	AUD	2,190	1,241
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	2.875%	2/4/30	CHF	5,000	5,918
	European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	512	642
[5]	European Financial Stability Facility	0.400%	2/17/25	EUR	7,788	7,920
[5]	European Financial Stability Facility	0.200%	4/28/25	EUR	8,198	8,269
[5]	European Financial Stability Facility	0.500%	7/11/25	EUR	15,372	15,505
[5]	European Financial Stability Facility	0.000%	10/15/25	EUR	6,012	5,965
[5]	European Financial Stability Facility	0.400%	5/31/26	EUR	40,993	40,377
[5]	European Financial Stability Facility	0.000%	7/20/26	EUR	24,801	24,065
[5]	European Financial Stability Facility	2.750%	8/17/26	EUR	50,000	52,163
[5]	European Financial Stability Facility	0.750%	5/3/27	EUR	28,413	27,663
[5]	European Financial Stability Facility	0.875%	7/26/27	EUR	12,810	12,476
[5]	European Financial Stability Facility	0.000%	10/13/27	EUR	18,000	16,773
[5]	European Financial Stability Facility	0.950%	2/14/28	EUR	21,454	20,639
[5]	European Financial Stability Facility	0.875%	9/5/28	EUR	7,003	6,630
[5]	European Financial Stability Facility	3.000%	12/15/28	EUR	40,000	41,820
[5]	European Financial Stability Facility	0.050%	10/17/29	EUR	7,997	6,993
[5]	European Financial Stability Facility	2.750%	12/3/29	EUR	2,817	2,892
[5]	European Financial Stability Facility	0.125%	3/18/30	EUR	9,689	8,399
[5]	European Financial Stability Facility	0.000%	1/20/31	EUR	53,917	44,907
[5]	European Financial Stability Facility	3.875%	3/30/32	EUR	10,248	11,202
[5]	European Financial Stability Facility	2.875%	2/16/33	EUR	15,000	15,093
[5]	European Financial Stability Facility	1.250%	5/24/33	EUR	23,345	20,227
[5]	European Financial Stability Facility	3.000%	9/4/34	EUR	2,664	2,662
[5]	European Financial Stability Facility	0.875%	4/10/35	EUR	38,787	30,460
[5]	European Financial Stability Facility	3.375%	4/3/37	EUR	5,378	5,451
[5]	European Financial Stability Facility	1.450%	9/5/40	EUR	10,447	7,802
[5]	European Financial Stability Facility	1.700%	2/13/43	EUR	18,810	14,102
[5]	European Financial Stability Facility	2.350%	7/29/44	EUR	6,968	5,815
[5]	European Financial Stability Facility	1.200%	2/17/45	EUR	18,703	12,293
[5]	European Financial Stability Facility	1.375%	5/31/47	EUR	29,083	19,164
[5]	European Financial Stability Facility	1.800%	7/10/48	EUR	19,554	13,860
[5]	European Financial Stability Facility	0.700%	1/20/50	EUR	15,370	7,887
[5]	European Financial Stability Facility	0.050%	1/18/52	EUR	7,425	2,760
[5]	European Financial Stability Facility	0.700%	1/17/53	EUR	3,735	1,773
[5]	European Financial Stability Facility	1.750%	7/17/53	EUR	1,793	1,183
[5]	European Financial Stability Facility	2.000%	2/28/56	EUR	10,211	7,085
	European Investment Bank	0.750%	11/15/24	GBP	12,651	14,673
	European Investment Bank	1.625%	2/4/25	CHF	1,265	1,391
	European Investment Bank	0.000%	3/25/25	EUR	1,536	1,549
	European Investment Bank	0.125%	4/15/25	EUR	15,372	15,512
	European Investment Bank	5.500%	4/15/25	GBP	1,366	1,666
	European Investment Bank	1.125%	6/19/25	GBP	15,500	17,667
	European Investment Bank	0.375%	7/16/25	EUR	11,837	11,912
	European Investment Bank	2.750%	9/15/25	EUR	20,497	21,460
	European Investment Bank	4.500%	10/15/25	EUR	7,686	8,296
	European Investment Bank	2.900%	10/17/25	AUD	19,624	11,993
	European Investment Bank	0.000%	3/13/26	EUR	5,124	5,033
	European Investment Bank	0.375%	4/14/26	EUR	26,021	25,725
	European Investment Bank	0.875%	5/15/26	GBP	5,000	5,495
	European Investment Bank	3.100%	8/17/26	AUD	17,970	10,861
	European Investment Bank	2.750%	8/25/26	PLN	5,102	1,122
	European Investment Bank	1.000%	9/21/26	GBP	14,140	15,407
	European Investment Bank	0.100%	10/15/26	EUR	12,611	12,207
	European Investment Bank	1.750%	11/12/26	SEK	25,000	2,109
	European Investment Bank	1.250%	11/13/26	EUR	3,074	3,074
	European Investment Bank	0.000%	12/22/26	EUR	28,656	27,513
	European Investment Bank	0.500%	1/15/27	EUR	27,516	26,815
	European Investment Bank	3.500%	4/15/27	EUR	27,561	29,484
	European Investment Bank	0.375%	9/15/27	EUR	75,514	71,847
111

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	3.750%	12/7/27	GBP	1,947	2,272
European Investment Bank	1.000%	1/28/28	CAD	5,538	3,454
European Investment Bank	3.300%	2/3/28	AUD	1,147	677
European Investment Bank	0.000%	3/28/28	EUR	19,098	17,573
European Investment Bank	1.375%	5/12/28	SEK	38,260	3,100
European Investment Bank	0.000%	5/15/28	EUR	5,124	4,697
European Investment Bank	0.000%	9/28/28	EUR	11,672	10,582
European Investment Bank	0.000%	12/7/28	GBP	1,332	1,272
European Investment Bank	6.000%	12/7/28	GBP	8,198	10,490
European Investment Bank	0.625%	1/22/29	EUR	23,372	21,686
European Investment Bank	3.300%	5/25/29	AUD	3,524	2,022
European Investment Bank	0.125%	6/20/29	EUR	5,894	5,251
European Investment Bank	0.250%	9/14/29	EUR	9,544	8,502
European Investment Bank	0.050%	11/15/29	EUR	20,000	17,516
European Investment Bank	0.050%	1/16/30	EUR	16,660	14,501
European Investment Bank	2.250%	3/15/30	EUR	35,000	34,869
European Investment Bank	4.000%	4/15/30	EUR	3,650	4,018
European Investment Bank	2.750%	7/30/30	EUR	35,198	35,961
European Investment Bank	0.000%	9/9/30	EUR	12,731	10,782
European Investment Bank	2.750%	9/13/30	EUR	15,373	15,724
European Investment Bank	0.000%	1/14/31	EUR	23,948	19,990
European Investment Bank	1.300%	1/27/31	AUD	6,510	3,077
European Investment Bank	1.000%	3/14/31	EUR	22,265	20,025
European Investment Bank	1.000%	4/14/32	EUR	16,396	14,333
European Investment Bank	5.625%	6/7/32	GBP	2,000	2,572
European Investment Bank	1.125%	11/15/32	EUR	10,248	8,922
European Investment Bank	2.875%	1/12/33	EUR	18,511	18,663
European Investment Bank	1.125%	4/13/33	EUR	15,372	13,235
European Investment Bank	3.000%	7/15/33	EUR	41,052	41,670
European Investment Bank	0.050%	10/13/34	EUR	12,721	9,219
European Investment Bank	2.625%	3/15/35	EUR	3,638	3,495
European Investment Bank	0.010%	11/15/35	EUR	16,341	11,235
European Investment Bank	0.200%	3/17/36	EUR	14,007	9,758
European Investment Bank	3.125%	6/30/36	CHF	505	653
European Investment Bank	1.125%	9/15/36	EUR	24,593	19,270
European Investment Bank	3.875%	6/8/37	GBP	10,767	11,605
European Investment Bank	0.500%	11/13/37	EUR	1,260	869
European Investment Bank	5.000%	4/15/39	GBP	3,584	4,302
European Investment Bank	2.750%	3/15/40	EUR	9,505	8,789
European Investment Bank	0.250%	6/15/40	EUR	11,552	6,933
European Investment Bank	0.010%	5/15/41	EUR	6,000	3,292
European Investment Bank	3.625%	3/14/42	EUR	2,869	2,928
European Investment Bank	1.000%	11/14/42	EUR	5,124	3,352
European Investment Bank	4.500%	3/7/44	GBP	4,355	4,783
European Investment Bank	1.750%	9/15/45	EUR	12,153	8,947
European Investment Bank	0.875%	9/13/47	EUR	5,124	2,960
European Investment Bank	1.500%	11/15/47	EUR	2,561	1,720
European Investment Bank	1.500%	10/16/48	EUR	1,575	1,040
European Investment Bank	0.050%	1/27/51	EUR	10,303	3,977
European Investment Bank	4.625%	10/12/54	GBP	3,945	4,347
European Stability Mechanism	0.000%	3/14/25	EUR	34,984	35,308
European Stability Mechanism	1.000%	9/23/25	EUR	20,497	20,770
European Stability Mechanism	0.500%	3/2/26	EUR	23,929	23,760
European Stability Mechanism	0.750%	3/15/27	EUR	19,640	19,170
European Stability Mechanism	0.750%	9/5/28	EUR	9,456	8,891
European Stability Mechanism	0.500%	3/5/29	EUR	21,522	19,720
European Stability Mechanism	0.010%	3/4/30	EUR	26,804	23,063
European Stability Mechanism	0.010%	10/15/31	EUR	12,202	9,913
European Stability Mechanism	1.125%	5/3/32	EUR	2,680	2,358
European Stability Mechanism	1.200%	5/23/33	EUR	6,148	5,317
European Stability Mechanism	1.625%	11/17/36	EUR	20,471	16,982
European Stability Mechanism	1.750%	10/20/45	EUR	5,124	3,735
European Stability Mechanism	1.800%	11/2/46	EUR	16,820	12,305
European Stability Mechanism	1.850%	12/1/55	EUR	17,355	11,366
European Union	0.500%	4/4/25	EUR	30,744	31,224
European Union	0.800%	7/4/25	EUR	65,600	66,493
European Union	0.000%	11/4/25	EUR	5,457	5,417
112

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Union	0.000%	7/6/26	EUR	48,703	47,338
European Union	3.000%	9/4/26	EUR	3,650	3,851
European Union	2.750%	10/5/26	EUR	114,300	119,285
European Union	2.000%	10/4/27	EUR	53,465	54,029
European Union	2.500%	11/4/27	EUR	9,736	10,032
European Union	2.875%	4/4/28	EUR	2,561	2,673
European Union	0.000%	6/2/28	EUR	49,300	45,208
European Union	0.000%	10/4/28	EUR	25,684	23,202
European Union	0.000%	7/4/29	EUR	30,922	27,325
European Union	1.375%	10/4/29	EUR	8,198	7,801
European Union	1.625%	12/4/29	EUR	97,813	94,021
European Union	0.000%	10/4/30	EUR	2,148	1,815
European Union	0.750%	4/4/31	EUR	16,781	14,763
European Union	0.000%	4/22/31	EUR	20,237	16,761
European Union	0.000%	7/4/31	EUR	138,695	113,384
European Union	1.000%	7/6/32	EUR	70,440	60,984
European Union	3.250%	7/4/34	EUR	30,000	30,643
European Union	0.000%	7/4/35	EUR	39,174	27,258
European Union	1.125%	4/4/36	EUR	10,248	8,106
European Union	0.250%	4/22/36	EUR	21,290	14,871
European Union	0.200%	6/4/36	EUR	44,216	30,455
European Union	0.400%	2/4/37	EUR	31,007	21,560
European Union	0.875%	3/11/37	EUR	1,868	1,386
European Union	1.125%	6/4/37	EUR	1,299	990
European Union	2.750%	12/4/37	EUR	38,312	35,887
European Union	3.375%	4/4/38	EUR	1,371	1,375
European Union	3.375%	10/4/38	EUR	57,212	56,586
European Union	0.100%	10/4/40	EUR	22,559	12,919
European Union	0.450%	7/4/41	EUR	49,591	29,348
European Union	3.750%	4/4/42	EUR	5,124	5,291
European Union	3.375%	11/4/42	EUR	41,436	40,097
European Union	1.250%	2/4/43	EUR	14,647	9,867
European Union	4.000%	4/4/44	EUR	34,878	36,725
European Union	0.450%	5/2/46	EUR	17,889	9,359
European Union	0.750%	1/4/47	EUR	21,887	12,266
European Union	2.625%	2/4/48	EUR	23,895	20,116
European Union	0.300%	11/4/50	EUR	14,661	6,325
European Union	0.700%	7/6/51	EUR	58,629	28,441
European Union	2.500%	10/4/52	EUR	70,503	55,240
European Union	3.000%	3/4/53	EUR	62,751	54,542
Inter-American Development Bank	1.375%	12/15/24	GBP	14,089	16,365
Inter-American Development Bank	0.750%	10/15/25	CAD	2,411	1,605
Inter-American Development Bank	2.750%	10/30/25	AUD	5,562	3,385
Inter-American Development Bank	1.250%	12/15/25	GBP	12,544	14,091
Inter-American Development Bank	4.400%	1/26/26	CAD	37	26
Inter-American Development Bank	4.250%	6/11/26	AUD	663	413
Inter-American Development Bank	1.000%	6/29/26	CAD	4,800	3,140
Inter-American Development Bank	0.500%	9/15/26	GBP	5,124	5,484
Inter-American Development Bank	0.875%	8/27/27	CAD	3,219	2,020
Inter-American Development Bank	2.125%	12/15/28	GBP	4,669	4,998
Inter-American Development Bank	3.290%	6/28/32	AUD	5,238	2,772
International Bank for Reconstruction & Development	1.900%	1/16/25	CAD	3,916	2,718
International Bank for Reconstruction & Development	4.250%	6/24/25	AUD	6,430	4,042
International Bank for Reconstruction & Development	0.750%	7/2/25	CAD	3,010	2,026
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	5,307	3,237
International Bank for Reconstruction & Development	0.625%	1/14/26	CAD	3,178	2,090
International Bank for Reconstruction & Development	0.750%	6/10/26	NZD	2,993	1,539
International Bank for Reconstruction & Development	0.250%	7/22/26	GBP	2,561	2,741
International Bank for Reconstruction & Development	1.200%	7/22/26	CAD	6,735	4,413
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	8,419	5,054
International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	7,107	7,613
International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	23,660	22,592
International Bank for Reconstruction & Development	1.800%	1/19/27	CAD	2,918	1,925
International Bank for Reconstruction & Development	0.250%	9/23/27	GBP	10,248	10,455
International Bank for Reconstruction & Development	0.625%	9/24/27	NZD	4,490	2,159
International Bank for Reconstruction & Development	0.875%	9/28/27	CAD	2,761	1,730
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	5,635	5,379
113

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
International Bank for Reconstruction & Development	4.400%	1/13/28	AUD	25,000	15,433
International Bank for Reconstruction & Development	3.700%	1/18/28	CAD	9,700	6,773
International Bank for Reconstruction & Development	0.010%	4/24/28	EUR	26,829	24,573
International Bank for Reconstruction & Development	1.625%	5/10/28	NZD	6,735	3,295
International Bank for Reconstruction & Development	0.625%	7/14/28	GBP	11,122	11,206
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	1,683	983
International Bank for Reconstruction & Development	4.875%	12/7/28	GBP	300	365
International Bank for Reconstruction & Development	1.250%	12/13/28	GBP	6,012	6,152
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	919	573
International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	1,720	1,679
International Bank for Reconstruction & Development	0.000%	2/21/30	EUR	5,854	5,034
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	2,767	2,452
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	3,074	3,966
International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	23,743	19,562
International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	16,943	14,200
International Bank for Reconstruction & Development	0.500%	6/21/35	EUR	1,844	1,378
International Bank for Reconstruction & Development	0.100%	9/17/35	EUR	2,801	1,969
International Bank for Reconstruction & Development	3.100%	4/14/38	EUR	4,400	4,304
International Bank for Reconstruction & Development	3.450%	9/13/38	EUR	4,545	4,647
International Bank for Reconstruction & Development	0.700%	10/22/46	EUR	5,260	2,948
International Bank for Reconstruction & Development	0.125%	1/3/51	EUR	4,315	1,737
International Bank for Reconstruction & Development	0.200%	1/21/61	EUR	2,767	849
International Development Assn.	0.750%	9/21/28	GBP	1,502	1,510
International Development Assn.	0.000%	7/15/31	EUR	9,338	7,616
International Development Assn.	0.350%	4/22/36	EUR	12,139	8,679
International Development Assn.	1.750%	5/5/37	EUR	12,000	10,080
International Development Assn.	0.700%	1/17/42	EUR	5,789	3,602
International Finance Corp.	1.375%	3/7/25	GBP	5,032	5,814
International Finance Corp.	4.000%	4/3/25	AUD	4,156	2,605
International Finance Corp.	0.250%	12/15/25	GBP	5,226	5,747
International Finance Corp.	3.200%	7/22/26	AUD	12,741	7,720
International Finance Corp.	4.500%	8/21/26	CAD	1,400	1,002
International Finance Corp.	0.875%	9/15/26	GBP	7,515	8,142
International Finance Corp.	1.850%	1/28/27	CAD	5,138	3,395
International Finance Corp.	0.750%	7/22/27	GBP	5,124	5,363
International Finance Corp.	3.200%	10/18/27	AUD	611	361
International Finance Corp.	3.150%	6/26/29	AUD	4,864	2,758
International Finance Corp.	3.635%	8/26/33	AUD	6,500	3,473
International Finance Corp.	1.500%	4/15/35	AUD	13,020	5,219
Nordic Investment Bank	0.500%	11/3/25	EUR	10,055	10,036
Nordic Investment Bank	0.125%	12/15/26	GBP	13,368	14,018
					3,623,808
Sweden (0.3%)
Kingdom of Sweden	2.500%	5/12/25	SEK	65,980	5,826
Kingdom of Sweden	0.750%	5/12/28	SEK	3,570	290
Kingdom of Sweden	0.750%	11/12/29	SEK	198,515	15,662
Kingdom of Sweden	0.125%	5/12/31	SEK	582,080	42,363
Kingdom of Sweden	2.250%	6/1/32	SEK	188,345	15,984
Kingdom of Sweden	1.750%	11/11/33	SEK	195,000	15,638
Kingdom of Sweden	3.500%	3/30/39	SEK	118,110	11,125
Kingdom of Sweden	1.375%	6/23/71	SEK	168,410	8,097
Kommuninvest I Sverige AB	1.000%	5/12/25	SEK	201,090	17,232
Kommuninvest I Sverige AB	0.750%	2/4/26	SEK	367,740	30,753
Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	306,190	25,237
Kommuninvest I Sverige AB	3.250%	11/12/29	SEK	120,000	10,426
Region Stockholm	0.750%	2/26/25	EUR	2,543	2,580
Svensk Exportkredit AB	2.750%	2/23/28	EUR	25,000	25,680
					226,893
Switzerland (0.5%)
Canton of Basel-Landschaft	1.375%	9/29/34	CHF	8,465	9,056
Canton of Geneva Switzerland	1.625%	7/30/29	CHF	1,805	2,004
Canton of Geneva Switzerland	1.500%	3/5/32	CHF	810	887
Canton of Geneva Switzerland	0.400%	4/28/36	CHF	2,545	2,381
Canton of Geneva Switzerland	0.600%	7/4/46	CHF	1,520	1,355
Canton of Vaud	2.000%	10/24/33	CHF	4,540	5,190
Canton of Zurich	1.250%	12/3/32	CHF	1,525	1,641
114

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canton of Zurich	0.000%	11/10/33	CHF	1,000	942
	Canton of Zurich	2.000%	7/29/38	CHF	5,100	5,922
	Canton of Zurich	0.250%	7/12/39	CHF	6,375	5,643
	Swiss Confederation	1.250%	6/11/24	CHF	10,818	11,869
	Swiss Confederation	1.500%	7/24/25	CHF	8,904	9,826
	Swiss Confederation	1.250%	5/28/26	CHF	71,517	78,857
	Swiss Confederation	3.250%	6/27/27	CHF	4,593	5,442
	Swiss Confederation	0.000%	6/22/29	CHF	22,568	23,444
	Swiss Confederation	2.250%	6/22/31	CHF	44,889	53,710
	Swiss Confederation	0.500%	6/27/32	CHF	7,246	7,571
	Swiss Confederation	3.500%	4/8/33	CHF	10,512	13,996
	Swiss Confederation	0.000%	6/26/34	CHF	7,655	7,485
	Swiss Confederation	0.250%	6/23/35	CHF	52,207	51,780
	Swiss Confederation	2.500%	3/8/36	CHF	3,137	3,995
	Swiss Confederation	1.250%	6/27/37	CHF	15,437	17,186
	Swiss Confederation	1.500%	10/26/38	CHF	10,000	11,454
	Swiss Confederation	0.000%	7/24/39	CHF	9,185	8,389
	Swiss Confederation	1.500%	4/30/42	CHF	20,974	24,211
	Swiss Confederation	0.500%	6/28/45	CHF	12,757	12,153
	Swiss Confederation	4.000%	1/6/49	CHF	9,337	16,567
	Swiss Confederation	0.500%	5/24/55	CHF	3,188	2,964
	Swiss Confederation	0.500%	5/30/58	CHF	16,313	14,981
	Swiss Confederation	2.000%	6/25/64	CHF	2,449	3,570
						414,471
Thailand (0.7%)
	Kingdom of Thailand	1.450%	12/17/24	THB	1,149,482	31,624
	Kingdom of Thailand	0.950%	6/17/25	THB	1,007,774	27,340
	Kingdom of Thailand	3.850%	12/12/25	THB	637,918	18,204
	Kingdom of Thailand	2.125%	12/17/26	THB	496,408	13,579
	Kingdom of Thailand	1.000%	6/17/27	THB	1,757,022	45,918
	Kingdom of Thailand	3.580%	12/17/27	THB	466,275	13,353
	Kingdom of Thailand	5.670%	3/13/28	THB	61,239	1,893
	Kingdom of Thailand	2.650%	6/17/28	THB	1,100,000	30,326
	Kingdom of Thailand	2.875%	12/17/28	THB	839,187	23,332
	Kingdom of Thailand	4.875%	6/22/29	THB	887,982	27,198
	Kingdom of Thailand	1.600%	12/17/29	THB	744,661	19,143
	Kingdom of Thailand	3.650%	6/20/31	THB	627,711	18,044
	Kingdom of Thailand	2.000%	12/17/31	THB	1,142,818	29,158
	Kingdom of Thailand	3.775%	6/25/32	THB	769,585	22,299
	Kingdom of Thailand	3.350%	6/17/33	THB	995,000	27,973
	Kingdom of Thailand	1.600%	6/17/35	THB	153,099	3,539
	Kingdom of Thailand	1.585%	12/17/35	THB	1,231,603	28,006
	Kingdom of Thailand	3.400%	6/17/36	THB	1,511,203	41,664
	Kingdom of Thailand	3.390%	6/17/37	THB	881,000	24,239
	Kingdom of Thailand	4.260%	12/12/37	THB	141,362	4,154
	Kingdom of Thailand	3.300%	6/17/38	THB	1,076,247	28,855
	Kingdom of Thailand	3.800%	6/14/41	THB	76,549	2,147
	Kingdom of Thailand	2.000%	6/17/42	THB	970,118	21,088
	Kingdom of Thailand	3.450%	6/17/43	THB	810,000	21,682
	Kingdom of Thailand	4.675%	6/29/44	THB	429,761	13,577
	Kingdom of Thailand	2.875%	6/17/46	THB	576,435	13,723
	Kingdom of Thailand	3.140%	6/17/47	THB	811,000	20,207
	Kingdom of Thailand	1.875%	6/17/49	THB	472,937	8,933
	Kingdom of Thailand	2.750%	6/17/52	THB	137,200	3,025
	Kingdom of Thailand	4.850%	6/17/61	THB	9,492	303
	Kingdom of Thailand	4.000%	6/17/66	THB	248,447	6,898
	Kingdom of Thailand	3.600%	6/17/67	THB	1,195,459	30,290
	Kingdom of Thailand	2.500%	6/17/71	THB	93,000	1,686
	Kingdom of Thailand	4.000%	6/17/72	THB	160,000	4,410
						627,810
United Kingdom (4.4%)
[1]	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	2,253	2,592
[6]	LCR Finance plc	4.500%	12/7/28	GBP	3,843	4,610
[6]	LCR Finance plc	4.500%	12/7/38	GBP	820	927
[6]	LCR Finance plc	5.100%	3/7/51	GBP	3,433	4,087
	Transport for London	2.125%	4/24/25	GBP	2,034	2,349
115

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Transport for London	3.875%	7/23/42	GBP	518	481
Transport for London	3.625%	5/15/45	GBP	2,019	1,754
United Kingdom Gilt	0.250%	1/31/25	GBP	221,740	254,798
United Kingdom Gilt	5.000%	3/7/25	GBP	62,379	76,005
United Kingdom Gilt	3.500%	10/22/25	GBP	98,327	116,635
United Kingdom Gilt	0.375%	10/22/26	GBP	81,655	88,085
United Kingdom Gilt	4.125%	1/29/27	GBP	270,952	324,826
United Kingdom Gilt	4.250%	12/7/27	GBP	7,775	9,405
United Kingdom Gilt	0.125%	1/31/28	GBP	35,534	36,206
United Kingdom Gilt	4.500%	6/7/28	GBP	88,316	107,416
United Kingdom Gilt	0.500%	1/31/29	GBP	180,289	179,326
United Kingdom Gilt	0.875%	10/22/29	GBP	40,000	39,896
United Kingdom Gilt	0.375%	10/22/30	GBP	62,000	57,355
United Kingdom Gilt	4.750%	12/7/30	GBP	64,441	80,125
United Kingdom Gilt	0.250%	7/31/31	GBP	150,992	133,717
United Kingdom Gilt	1.000%	1/31/32	GBP	70,000	65,122
United Kingdom Gilt	4.250%	6/7/32	GBP	98,346	118,046
United Kingdom Gilt	3.250%	1/31/33	GBP	140,000	153,816
United Kingdom Gilt	0.875%	7/31/33	GBP	63,000	54,830
United Kingdom Gilt	4.625%	1/31/34	GBP	17,000	20,697
United Kingdom Gilt	4.500%	9/7/34	GBP	59,109	71,095
United Kingdom Gilt	0.625%	7/31/35	GBP	68,948	53,381
United Kingdom Gilt	4.250%	3/7/36	GBP	54,829	63,850
United Kingdom Gilt	1.750%	9/7/37	GBP	120,886	101,913
United Kingdom Gilt	3.750%	1/29/38	GBP	107,747	116,163
United Kingdom Gilt	4.750%	12/7/38	GBP	22,186	26,754
United Kingdom Gilt	1.125%	1/31/39	GBP	98,949	72,107
United Kingdom Gilt	4.250%	9/7/39	GBP	46,239	52,249
United Kingdom Gilt	4.250%	12/7/40	GBP	53,250	59,697
United Kingdom Gilt	1.250%	10/22/41	GBP	99,525	68,144
United Kingdom Gilt	4.500%	12/7/42	GBP	48,730	55,807
United Kingdom Gilt	3.250%	1/22/44	GBP	92,157	87,201
United Kingdom Gilt	3.500%	1/22/45	GBP	55,260	53,946
United Kingdom Gilt	0.875%	1/31/46	GBP	72,149	39,577
United Kingdom Gilt	4.250%	12/7/46	GBP	79,111	86,135
United Kingdom Gilt	1.500%	7/22/47	GBP	60,600	38,071
United Kingdom Gilt	1.750%	1/22/49	GBP	41,486	27,128
United Kingdom Gilt	4.250%	12/7/49	GBP	47,188	50,993
United Kingdom Gilt	0.625%	10/22/50	GBP	58,909	25,696
United Kingdom Gilt	1.250%	7/31/51	GBP	84,644	45,620
United Kingdom Gilt	3.750%	7/22/52	GBP	53,582	52,839
United Kingdom Gilt	1.500%	7/31/53	GBP	43,769	24,766
United Kingdom Gilt	3.750%	10/22/53	GBP	124,429	122,702
United Kingdom Gilt	1.625%	10/22/54	GBP	50,592	29,298
United Kingdom Gilt	4.250%	12/7/55	GBP	64,510	69,469
United Kingdom Gilt	1.750%	7/22/57	GBP	52,515	30,887
United Kingdom Gilt	4.000%	1/22/60	GBP	35,637	36,680
United Kingdom Gilt	0.500%	10/22/61	GBP	67,029	21,331
United Kingdom Gilt	4.000%	10/22/63	GBP	39,201	40,409
United Kingdom Gilt	2.500%	7/22/65	GBP	68,527	48,568
United Kingdom Gilt	3.500%	7/22/68	GBP	68,734	63,268
United Kingdom Gilt	1.625%	10/22/71	GBP	62,836	31,953
United Kingdom Gilt	1.125%	10/22/73	GBP	54,639	21,660
					3,722,463
Total Sovereign Bonds (Cost $80,923,504)					65,751,156
116

Total International Bond Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[12]	Vanguard Market Liquidity Fund (Cost $110,284)	5.420%	1,103,064	110,295
Total Investments (98.6%) (Cost $102,206,663)	84,009,538
Other Assets and Liabilities—Net (1.4%)	1,180,612
Net Assets (100.0%)	85,190,150
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Guaranteed by the Republic of Austria.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $9,910,695,000, representing 11.6% of net assets.
4	Guaranteed by the Republic of France.
5	Guaranteed by multiple countries.
6	Guaranteed by the Government of the United Kingdom.
7	Guaranteed by Commissioners of Her Majesty's Treasury.
8	Securities with a value of $1,222,253,000 have been pledged as collateral for open forward currency contracts.
9	Securities with a value of $20,850,000 have been segregated as collateral for open forward currency contracts.
10	Securities with a value of $5,556,000 have been segregated as initial margin for open futures contracts.
11	Guaranteed by the Federal Republic of Germany.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
COP—Colombia peso.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RON—Romania new leu.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
	Expiration	Number of Long (Short) Contracts	($000)
				Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KRW 10-Year Treasury Bond	December 2023	222	17,293	(586)
Euro-Schatz	December 2023	3,021	336,194	(1,057)
				(1,643)
117

Total International Bond Index Fund
Futures Contracts (continued)
	Expiration	Number of Long (Short) Contracts	($000)
				Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
Euro-Bobl	December 2023	(1,479)	(181,986)	(624)
				(2,267)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	12/4/23	AUD	83,000	USD	52,605	108	—
BNP Paribas	11/2/23	AUD	77,000	USD	49,745	—	(897)
UBS AG	11/2/23	AUD	12,000	USD	7,614	—	(1)
Royal Bank of Canada	11/2/23	CAD	133,760	USD	98,995	—	(2,536)
Toronto-Dominion Bank	11/2/23	CAD	75,240	USD	55,675	—	(1,417)
BNP Paribas	11/2/23	CHF	17,000	USD	18,642	50	—
State Street Bank & Trust Co.	11/6/23	CLP	59,165,819	USD	64,880	1,206	—
Bank of America, N.A.	11/6/23	CLP	22,417,008	USD	25,047	—	(8)
UBS AG	11/6/23	CLP	20,947,974	USD	22,876	521	—
Bank of America, N.A.	11/6/23	CLP	10,695,199	USD	11,587	359	—
JPMorgan Chase Bank, N.A.	11/3/23	CLP	3,000,000	USD	3,330	22	—
HSBC Bank plc	11/2/23	CNY	4,543,449	USD	621,307	—	(333)
Standard Chartered Bank	11/2/23	CNY	2,783,032	USD	380,352	18	—
Standard Chartered Bank	11/2/23	CNY	115,496	USD	15,847	—	(62)
Toronto-Dominion Bank	11/3/23	COP	196,345,141	USD	48,279	—	(610)
Toronto-Dominion Bank	11/3/23	COP	193,571,429	USD	46,741	256	—
State Street Bank & Trust Co.	11/3/23	COP	146,139,130	USD	35,003	476	—
UBS AG	11/3/23	COP	100,367,847	USD	24,361	6	—
Standard Chartered Bank	11/3/23	COP	96,120,811	USD	23,734	—	(397)
Wells Fargo Bank N.A.	11/3/23	COP	96,135,027	USD	23,551	—	(211)
Bank of America, N.A.	11/3/23	COP	54,854,000	USD	13,435	—	(117)
Bank of New York	11/2/23	CZK	9,609,650	USD	416,887	—	(3,044)
BNP Paribas	11/2/23	CZK	122,000	USD	5,297	—	(43)
Toronto-Dominion Bank	11/2/23	DKK	55,000	USD	7,821	—	(23)
Societe Generale SA	11/2/23	EUR	4,700,000	USD	4,960,944	12,516	—
Societe Generale SA	11/2/23	EUR	1,880,000	USD	1,991,719	—	(2,335)
Deutsche Bank AG	11/2/23	EUR	1,880,000	USD	1,984,812	4,572	—
Wells Fargo Bank N.A.	11/2/23	EUR	1,410,000	USD	1,495,634	—	(3,596)
Morgan Stanley Capital Services Inc.	11/2/23	EUR	1,410,000	USD	1,488,624	3,414	—
BNP Paribas	11/2/23	EUR	940,000	USD	993,439	1,253	—
118

Total International Bond Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Wells Fargo Bank N.A.	11/2/23	EUR	940,000	USD	992,781	1,911	—
Bank of New York	11/2/23	EUR	550,000	USD	579,819	2,182	—
Deutsche Bank AG	11/2/23	EUR	470,000	USD	498,905	—	(1,559)
Commonwealth Bank of Australia	11/2/23	EUR	470,000	USD	498,059	—	(713)
BNP Paribas	11/2/23	EUR	470,000	USD	497,871	—	(525)
Bank of America, N.A.	11/2/23	EUR	470,000	USD	497,636	—	(290)
Morgan Stanley Capital Services Inc.	11/2/23	EUR	470,000	USD	497,495	—	(149)
Bank of America, N.A.	11/2/23	EUR	470,000	USD	497,307	39	—
State Street Bank & Trust Co.	11/2/23	EUR	60,915	USD	64,568	—	(109)
UBS AG	11/2/23	EUR	16,000	USD	16,961	—	(30)
JPMorgan Chase Bank, N.A.	11/2/23	GBP	74,000	USD	90,336	—	(392)
Toronto-Dominion Bank	12/4/23	GBP	36,000	USD	43,692	75	—
Bank of New York	11/2/23	GBP	14,500	USD	17,711	—	(87)
JPMorgan Chase Bank, N.A.	11/3/23	HUF	31,067,601	USD	86,684	—	(778)
UBS AG	11/3/23	HUF	31,067,601	USD	86,460	—	(553)
JPMorgan Chase Bank, N.A.	11/3/23	HUF	1,500,000	USD	4,085	63	—
BNP Paribas	11/3/23	HUF	783,000	USD	2,123	42	—
Deutsche Bank AG	11/2/23	IDR	6,132,782,056	USD	385,348	724	—
Standard Chartered Bank	11/2/23	IDR	6,126,652,340	USD	384,236	1,448	—
Deutsche Bank AG	11/2/23	IDR	3,064,858,600	USD	193,124	—	(184)
Deutsche Bank AG	11/2/23	ILS	295,488	USD	72,888	221	—
State Street Bank & Trust Co.	12/4/23	ILS	39,000	USD	9,654	11	—
UBS AG	11/2/23	JPY	207,707,208	USD	1,387,012	—	(16,261)
Morgan Stanley Capital Services Inc.	11/2/23	JPY	137,975,043	USD	921,382	—	(10,824)
BNP Paribas	11/2/23	JPY	78,661,930	USD	525,707	—	(6,582)
JPMorgan Chase Bank, N.A.	11/2/23	JPY	2,587,000	USD	17,352	—	(279)
Toronto-Dominion Bank	11/2/23	JPY	790,900	USD	5,326	—	(106)
State Street Bank & Trust Co.	11/2/23	JPY	756,552	USD	5,094	—	(101)
State Street Bank & Trust Co.	11/2/23	KRW	1,169,882,040	USD	871,427	—	(5,119)
HSBC Bank plc	11/2/23	KRW	1,022,607,597	USD	758,599	—	(1,348)
BNP Paribas	11/2/23	KRW	687,143,417	USD	509,146	—	(310)
JPMorgan Chase Bank, N.A.	11/2/23	KRW	671,263,824	USD	495,855	1,222	—
JPMorgan Chase Bank, N.A.	11/2/23	KRW	343,485,837	USD	254,509	—	(155)
State Street Bank & Trust Co.	11/2/23	KRW	335,631,912	USD	248,395	143	—
Standard Chartered Bank	11/2/23	KRW	335,128,716	USD	247,510	656	—
HSBC Bank plc	11/2/23	KRW	335,128,716	USD	246,963	1,203	—
119

Total International Bond Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Bank of America, N.A.	12/4/23	KRW	44,844,000	USD	33,229	38	—
UBS AG	11/2/23	KRW	44,100,000	USD	32,709	—	(52)
Morgan Stanley Capital Services Inc.	11/2/23	KRW	35,169,000	USD	26,160	—	(117)
Toronto-Dominion Bank	11/3/23	MXN	719,000	USD	39,996	—	(135)
BNP Paribas	11/3/23	MXN	237,000	USD	13,568	—	(429)
BNP Paribas	11/2/23	MYR	1,433,008	USD	300,025	782	—
HSBC Bank plc	11/2/23	MYR	717,221	USD	150,851	—	(297)
BNP Paribas	11/2/23	MYR	717,221	USD	150,835	—	(281)
HSBC Bank plc	11/2/23	MYR	716,862	USD	149,783	695	—
Standard Chartered Bank	11/2/23	MYR	143,305	USD	30,338	—	(257)
Standard Chartered Bank	12/4/23	MYR	6,009	USD	1,260	4	—
BNP Paribas	11/2/23	NZD	12,000	USD	7,210	—	(219)
State Street Bank & Trust Co.	11/6/23	PEN	182,416	USD	47,179	293	—
Citibank, N.A.	11/6/23	PEN	91,167	USD	23,785	—	(60)
Wells Fargo Bank N.A.	11/6/23	PEN	91,167	USD	23,763	—	(38)
Wells Fargo Bank N.A.	11/6/23	PEN	91,157	USD	23,689	33	—
Citibank, N.A.	11/6/23	PEN	43,467	USD	11,308	4	—
Barclays Bank plc	11/6/23	PEN	17,000	USD	4,479	—	(55)
Deutsche Bank AG	11/3/23	PLN	796,954	USD	191,392	—	(2,190)
Wells Fargo Bank N.A.	11/3/23	PLN	796,954	USD	191,346	—	(2,144)
Societe Generale SA	11/2/23	RON	455,000	USD	97,744	—	(815)
HSBC Bank plc	11/2/23	RON	455,000	USD	97,493	—	(564)
BNP Paribas	11/2/23	SEK	883,000	USD	80,906	—	(1,795)
Toronto-Dominion Bank	11/2/23	SEK	58,000	USD	5,345	—	(149)
JPMorgan Chase Bank, N.A.	11/2/23	SGD	14,000	USD	10,242	—	(15)
BNP Paribas	11/2/23	SGD	7,000	USD	5,135	—	(22)
Standard Chartered Bank	11/2/23	THB	5,794,607	USD	160,658	587	—
UBS AG	11/2/23	THB	4,508,280	USD	125,579	—	(128)
JPMorgan Chase Bank, N.A.	11/2/23	THB	4,508,956	USD	124,815	654	—
UBS AG	11/2/23	THB	4,508,731	USD	124,551	913	—
BNP Paribas	11/2/23	THB	4,508,956	USD	123,992	1,478	—
HSBC Bank plc	11/2/23	THB	3,414	USD	94	1	—
Commonwealth Bank of Australia	12/4/23	USD	1,438,765	AUD	2,270,033	—	(2,920)
Commonwealth Bank of Australia	11/2/23	USD	1,402,509	AUD	2,170,881	25,313	—
JPMorgan Chase Bank, N.A.	11/2/23	USD	1,147,495	AUD	1,776,176	20,698	—
JPMorgan Chase Bank, N.A.	12/4/23	USD	1,085,391	AUD	1,712,481	—	(2,196)
UBS AG	12/4/23	USD	464,776	AUD	733,311	—	(946)
UBS AG	11/2/23	USD	472,762	AUD	731,769	8,533	—
Toronto-Dominion Bank	11/2/23	USD	80,351	AUD	126,000	417	—
120

Total International Bond Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	12/4/23	USD	22,227	AUD	35,000	—	(1)
Toronto-Dominion Bank	12/4/23	USD	2,936,962	CAD	4,075,480	—	(3,394)
Toronto-Dominion Bank	11/2/23	USD	2,810,178	CAD	3,799,611	70,169	—
Bank of New York	12/4/23	USD	1,016,760	CAD	1,410,000	—	(519)
Royal Bank of Canada	11/2/23	USD	830,180	CAD	1,121,141	21,694	—
Morgan Stanley Capital Services Inc.	12/4/23	USD	375,491	CAD	520,947	—	(360)
Bank of New York	11/2/23	USD	360,755	CAD	484,500	11,369	—
Wells Fargo Bank N.A.	11/2/23	USD	349,615	CAD	470,000	10,685	—
Commonwealth Bank of Australia	11/2/23	USD	349,200	CAD	470,000	10,269	—
Morgan Stanley Capital Services Inc.	11/2/23	USD	348,552	CAD	470,000	9,622	—
State Street Bank & Trust Co.	11/2/23	USD	347,753	CAD	470,000	8,822	—
Royal Bank of Canada	12/4/23	USD	338,912	CAD	470,000	—	(181)
Wells Fargo Bank N.A.	12/4/23	USD	338,837	CAD	470,000	—	(256)
State Street Bank & Trust Co.	12/4/23	USD	73,275	CAD	101,640	—	(56)
Commonwealth Bank of Australia	12/4/23	USD	66,374	CAD	92,000	—	(2)
Bank of Montreal	12/4/23	USD	36,175	CAD	50,186	—	(33)
BNP Paribas	12/4/23	USD	27,386	CAD	38,000	—	(30)
HSBC Bank plc	11/2/23	USD	16,151	CAD	22,000	287	—
UBS AG	11/2/23	USD	757,503	CHF	690,940	—	(2,221)
Toronto-Dominion Bank	11/2/23	USD	353,618	CHF	322,466	—	(950)
UBS AG	12/4/23	USD	335,798	CHF	302,404	2,067	—
State Street Bank & Trust Co.	12/4/23	USD	334,021	CHF	302,404	290	—
Toronto-Dominion Bank	12/4/23	USD	289,970	CHF	263,000	—	(275)
UBS AG	12/4/23	USD	234,225	CHF	212,440	—	(222)
State Street Bank & Trust Co.	11/2/23	USD	50,110	CHF	46,000	—	(469)
BNP Paribas	11/2/23	USD	42,038	CHF	38,342	—	(121)
BNP Paribas	12/4/23	USD	17,641	CHF	16,000	—	(17)
Royal Bank of Canada	11/2/23	USD	7,233	CHF	6,500	86	—
Standard Chartered Bank	11/2/23	USD	4,447	CHF	4,000	49	—
State Street Bank & Trust Co.	11/6/23	USD	94,006	CLP	85,202,566	—	(1,160)
State Street Bank & Trust Co.	12/5/23	USD	59,450	CLP	54,359,819	—	(1,164)
Toronto-Dominion Bank	11/6/23	USD	30,948	CLP	28,023,435	—	(353)
Bank of America, N.A.	12/5/23	USD	25,005	CLP	22,417,008	9	—
UBS AG	12/5/23	USD	22,832	CLP	20,947,974	—	(526)
Bank of America, N.A.	12/5/23	USD	11,567	CLP	10,695,199	—	(359)
JPMorgan Chase Bank, N.A.	12/5/23	USD	3,323	CLP	3,000,000	—	(22)
121

Total International Bond Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
HSBC Bank plc	11/2/23	USD	440,254	CNY	3,209,899	1,543	—
HSBC Bank plc	12/4/23	USD	415,835	CNY	3,033,050	—	(33)
Standard Chartered Bank	11/2/23	USD	387,502	CNY	2,820,915	1,955	—
Standard Chartered Bank	12/4/23	USD	381,517	CNY	2,783,032	—	(70)
State Street Bank & Trust Co.	11/2/23	USD	194,239	CNY	1,411,163	1,369	—
HSBC Bank plc	12/4/23	USD	190,871	CNY	1,390,821	173	—
Toronto-Dominion Bank	11/3/23	USD	80,307	COP	331,481,388	—	(171)
Toronto-Dominion Bank	12/5/23	USD	47,923	COP	196,345,141	609	—
Toronto-Dominion Bank	12/5/23	USD	46,384	COP	193,571,429	—	(261)
State Street Bank & Trust Co.	12/5/23	USD	34,730	COP	146,139,130	—	(486)
HSBC Bank plc	11/3/23	USD	27,717	COP	113,015,918	279	—
State Street Bank & Trust Co.	11/3/23	USD	27,676	COP	113,015,918	238	—
Bank of America, N.A.	11/3/23	USD	26,326	COP	108,306,014	32	—
Bank of America, N.A.	11/3/23	USD	26,191	COP	108,306,014	—	(104)
State Street Bank & Trust Co.	12/5/23	USD	24,261	COP	100,367,847	75	—
UBS AG	12/5/23	USD	24,190	COP	100,367,847	4	—
Wells Fargo Bank N.A.	12/5/23	USD	23,379	COP	96,135,027	213	—
Standard Chartered Bank	12/5/23	USD	23,555	COP	96,120,811	392	—
State Street Bank & Trust Co.	11/3/23	USD	22,375	COP	92,322,863	—	(39)
Standard Chartered Bank	11/3/23	USD	22,258	COP	90,953,117	177	—
JPMorgan Chase Bank, N.A.	11/3/23	USD	6,185	COP	26,500,000	—	(249)
Bank of New York	12/4/23	USD	416,372	CZK	9,609,650	2,992	—
Bank of New York	11/2/23	USD	205,809	CZK	4,735,325	1,880	—
BNP Paribas	11/2/23	USD	205,784	CZK	4,735,325	1,856	—
JPMorgan Chase Bank, N.A.	11/2/23	USD	11,300	CZK	261,000	60	—
Toronto-Dominion Bank	12/4/23	USD	4,767	CZK	111,000	—	(7)
Toronto-Dominion Bank	11/2/23	USD	245,302	DKK	1,721,949	1,160	—
Barclays Bank plc	12/4/23	USD	235,101	DKK	1,643,449	1,676	—
Bank of America, N.A.	12/4/23	USD	235,008	DKK	1,643,449	1,583	—
Commonwealth Bank of Australia	11/2/23	USD	205,213	DKK	1,441,949	770	—
Morgan Stanley Capital Services Inc.	11/2/23	USD	25,273	DKK	178,000	36	—
State Street Bank & Trust Co.	12/4/23	USD	5,390	DKK	38,000	—	(7)
State Street Bank & Trust Co.	11/2/23	USD	14,198,309	EUR	13,395,000	23,936	—
State Street Bank & Trust Co.	12/4/23	USD	10,818,332	EUR	10,220,000	—	(11,777)
122

Total International Bond Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	11/2/23	USD	6,370,034	EUR	6,009,382	11,002	—
Societe Generale SA	12/4/23	USD	5,465,407	EUR	5,170,000	—	(13,231)
Societe Generale SA	11/2/23	USD	4,487,696	EUR	4,230,000	11,578	—
Wells Fargo Bank N.A.	12/4/23	USD	4,373,184	EUR	4,116,402	11,044	—
Toronto-Dominion Bank	12/4/23	USD	3,132,410	EUR	2,959,726	—	(4,005)
HSBC Bank plc	11/2/23	USD	2,989,170	EUR	2,820,000	5,092	—
Deutsche Bank AG	12/4/23	USD	2,498,528	EUR	2,350,000	8,238	—
Wells Fargo Bank N.A.	11/2/23	USD	2,496,707	EUR	2,350,000	9,976	—
Commonwealth Bank of Australia	12/4/23	USD	2,493,206	EUR	2,350,000	2,917	—
Societe Generale SA	11/2/23	USD	2,482,564	EUR	2,350,000	—	(4,167)
BNP Paribas	11/2/23	USD	2,479,650	EUR	2,350,000	—	(7,084)
HSBC Bank plc	12/4/23	USD	2,170,440	EUR	2,038,749	9,982	—
Morgan Stanley Capital Services Inc.	11/2/23	USD	2,010,908	EUR	1,895,118	5,524	—
Deutsche Bank AG	12/4/23	USD	1,987,373	EUR	1,880,000	—	(4,859)
Morgan Stanley Capital Services Inc.	12/4/23	USD	1,739,508	EUR	1,635,000	6,903	—
HSBC Bank plc	11/2/23	USD	1,687,049	EUR	1,597,000	—	(2,872)
Morgan Stanley Capital Services Inc.	11/2/23	USD	1,684,726	EUR	1,597,000	—	(5,193)
Morgan Stanley Capital Services Inc.	12/4/23	USD	1,578,423	EUR	1,493,000	—	(3,705)
State Street Bank & Trust Co.	11/2/23	USD	1,521,239	EUR	1,441,550	—	(4,185)
BNP Paribas	12/4/23	USD	1,512,378	EUR	1,429,115	—	(2,053)
Societe Generale SA	12/4/23	USD	1,496,250	EUR	1,410,000	2,076	—
UBS AG	11/2/23	USD	1,256,165	EUR	1,185,000	2,218	—
Bank of New York	12/4/23	USD	1,063,500	EUR	1,002,895	735	—
BNP Paribas	12/4/23	USD	1,000,180	EUR	940,000	4,064	—
Toronto-Dominion Bank	12/4/23	USD	996,267	EUR	940,000	151	—
Wells Fargo Bank N.A.	12/4/23	USD	994,060	EUR	940,000	—	(2,056)
Standard Chartered Bank	12/4/23	USD	771,002	EUR	728,500	—	(988)
Standard Chartered Bank	11/2/23	USD	762,280	EUR	719,100	1,340	—
UBS AG	12/4/23	USD	675,434	EUR	638,197	—	(863)
Bank of America, N.A.	11/2/23	USD	557,300	EUR	528,450	—	(1,897)
Royal Bank of Canada	11/2/23	USD	558,009	EUR	526,400	981	—
Royal Bank of Canada	12/4/23	USD	546,633	EUR	516,500	—	(700)
UBS AG	12/4/23	USD	502,039	EUR	470,000	3,981	—
Bank of New York	11/2/23	USD	500,698	EUR	470,000	3,351	—
Deutsche Bank AG	11/2/23	USD	499,568	EUR	470,000	2,222	—
Bank of America, N.A.	12/4/23	USD	498,281	EUR	470,000	223	—
State Street Bank & Trust Co.	12/4/23	USD	498,141	EUR	470,000	83	—
Bank of America, N.A.	12/4/23	USD	497,952	EUR	470,000	—	(106)
123

Total International Bond Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Commonwealth Bank of Australia	11/2/23	USD	496,421	EUR	470,000	—	(925)
Toronto-Dominion Bank	11/2/23	USD	496,041	EUR	470,000	—	(1,305)
Bank of New York	12/4/23	USD	495,972	EUR	470,000	—	(2,086)
HSBC Bank plc	12/4/23	USD	3,027,107	GBP	2,494,176	—	(5,142)
HSBC Bank plc	11/2/23	USD	2,382,906	GBP	1,951,963	10,368	—
UBS AG	11/2/23	USD	2,107,992	GBP	1,726,765	9,174	—
UBS AG	12/4/23	USD	1,778,588	GBP	1,465,462	—	(3,021)
Toronto-Dominion Bank	11/2/23	USD	1,786,263	GBP	1,463,281	7,699	—
Toronto-Dominion Bank	12/4/23	USD	1,399,205	GBP	1,152,871	—	(2,377)
State Street Bank & Trust Co.	12/4/23	USD	82,656	GBP	68,000	—	(14)
UBS AG	11/2/23	USD	48,618	GBP	40,000	—	—
Standard Chartered Bank	11/2/23	USD	16,904	GBP	14,000	—	(112)
HSBC Bank plc	11/2/23	USD	6,062	GBP	5,000	—	(16)
HSBC Bank plc	12/4/23	USD	26,285	HKD	205,500	5	—
JPMorgan Chase Bank, N.A.	11/2/23	USD	26,264	HKD	205,500	2	—
BNP Paribas	11/3/23	USD	173,810	HUF	64,418,202	—	(4,316)
JPMorgan Chase Bank, N.A.	12/4/23	USD	86,224	HUF	31,067,601	762	—
UBS AG	12/4/23	USD	86,004	HUF	31,067,601	543	—
Deutsche Bank AG	11/2/23	USD	578,044	IDR	8,935,086,368	15,568	—
Standard Chartered Bank	11/2/23	USD	413,560	IDR	6,389,206,628	11,352	—
Deutsche Bank AG	12/4/23	USD	385,264	IDR	6,132,782,056	—	(712)
Standard Chartered Bank	12/4/23	USD	384,156	IDR	6,126,652,340	—	(1,436)
Deutsche Bank AG	12/4/23	USD	193,080	IDR	3,064,858,600	188	—
BNP Paribas	11/2/23	USD	253,666	ILS	968,960	13,928	—
BNP Paribas	12/4/23	USD	86,008	ILS	344,736	581	—
HSBC Bank plc	12/4/23	USD	85,801	ILS	344,736	374	—
Deutsche Bank AG	12/4/23	USD	72,987	ILS	295,488	—	(236)
Toronto-Dominion Bank	11/2/23	USD	4,191	ILS	16,000	232	—
Toronto-Dominion Bank	11/2/23	USD	3,811,740	JPY	565,944,255	76,823	—
UBS AG	12/4/23	USD	3,043,280	JPY	454,970,697	24,259	—
Wells Fargo Bank N.A.	11/2/23	USD	3,027,611	JPY	449,626,934	60,324	—
Bank of New York	12/4/23	USD	1,834,553	JPY	275,400,182	7,096	—
UBS AG	11/2/23	USD	1,847,784	JPY	273,374,228	43,667	—
Toronto-Dominion Bank	12/4/23	USD	1,807,519	JPY	271,773,461	4,128	—
BNP Paribas	11/2/23	USD	1,388,018	JPY	206,162,827	27,458	—
Morgan Stanley Capital Services Inc.	11/2/23	USD	1,115,474	JPY	165,424,860	23,762	—
Morgan Stanley Capital Services Inc.	12/4/23	USD	1,072,948	JPY	159,992,800	11,293	—
Commonwealth Bank of Australia	12/4/23	USD	919,027	JPY	137,909,542	3,910	—
BNP Paribas	12/4/23	USD	922,252	JPY	137,838,097	7,607	—
124

Total International Bond Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Bank of America, N.A.	12/4/23	USD	592,630	JPY	89,300,000	67	—
JPMorgan Chase Bank, N.A.	12/4/23	USD	458,041	JPY	68,944,025	554	—
Wells Fargo Bank N.A.	12/4/23	USD	457,884	JPY	68,915,764	584	—
Bank of New York	11/2/23	USD	463,229	JPY	68,775,089	9,352	—
Bank of America, N.A.	11/2/23	USD	462,674	JPY	68,737,987	9,041	—
Deutsche Bank AG	12/4/23	USD	439,730	JPY	65,765,581	3,333	—
Royal Bank of Canada	12/4/23	USD	146,831	JPY	22,008,951	788	—
State Street Bank & Trust Co.	11/2/23	USD	1,408,540	KRW	1,879,627,630	16,658	—
HSBC Bank plc	11/2/23	USD	1,013,050	KRW	1,357,736,313	7,632	—
JPMorgan Chase Bank, N.A.	11/2/23	USD	755,421	KRW	1,014,749,661	3,988	—
State Street Bank & Trust Co.	12/4/23	USD	749,931	KRW	1,006,392,540	3,351	—
State Street Bank & Trust Co.	12/4/23	USD	527,202	KRW	711,302,324	—	(469)
BNP Paribas	11/2/23	USD	512,428	KRW	687,143,417	3,593	—
JPMorgan Chase Bank, N.A.	12/4/23	USD	496,657	KRW	671,263,824	—	(1,312)
HSBC Bank plc	12/4/23	USD	249,873	KRW	335,464,180	1,013	—
Standard Chartered Bank	11/2/23	USD	248,317	KRW	335,128,716	151	—
Standard Chartered Bank	12/4/23	USD	247,907	KRW	335,128,716	—	(704)
HSBC Bank plc	12/4/23	USD	247,357	KRW	335,128,716	—	(1,254)
UBS AG	11/2/23	USD	32,676	KRW	44,100,000	20	—
Morgan Stanley Capital Services Inc.	11/2/23	USD	26,059	KRW	35,169,000	16	—
State Street Bank & Trust Co.	11/3/23	USD	780,485	MXN	13,637,297	24,438	—
State Street Bank & Trust Co.	12/4/23	USD	698,844	MXN	12,681,297	—	(489)
BNP Paribas	11/2/23	USD	336,393	MYR	1,575,343	5,709	—
BNP Paribas	12/4/23	USD	305,009	MYR	1,453,784	—	(829)
HSBC Bank plc	11/2/23	USD	307,627	MYR	1,440,839	5,177	—
HSBC Bank plc	12/4/23	USD	151,161	MYR	717,221	276	—
BNP Paribas	12/4/23	USD	151,148	MYR	717,221	263	—
HSBC Bank plc	12/4/23	USD	150,089	MYR	716,862	—	(721)
Standard Chartered Bank	11/2/23	USD	152,166	MYR	711,436	2,827	—
BNP Paribas	12/4/23	USD	131,565	NOK	1,468,393	—	(23)
BNP Paribas	11/2/23	USD	121,368	NOK	1,290,393	5,848	—
State Street Bank & Trust Co.	11/2/23	USD	16,126	NOK	178,000	191	—
Commonwealth Bank of Australia	12/4/23	USD	213,623	NZD	367,236	—	(352)
Commonwealth Bank of Australia	11/2/23	USD	202,709	NZD	337,368	6,157	—
JPMorgan Chase Bank, N.A.	11/2/23	USD	160,242	NZD	266,693	4,866	—
JPMorgan Chase Bank, N.A.	12/4/23	USD	142,416	NZD	244,824	—	(235)
State Street Bank & Trust Co.	11/2/23	USD	11,992	NZD	20,000	340	—
125

Total International Bond Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	12/5/23	USD	47,118	PEN	182,416	—	(296)
Citibank, N.A.	11/6/23	USD	38,793	PEN	147,166	495	—
Wells Fargo Bank N.A.	11/6/23	USD	38,574	PEN	147,166	275	—
State Street Bank & Trust Co.	11/6/23	USD	33,928	PEN	129,093	333	—
Bank of America, N.A.	11/6/23	USD	24,551	PEN	92,947	362	—
Citibank, N.A.	12/5/23	USD	23,754	PEN	91,167	58	—
Wells Fargo Bank N.A.	12/5/23	USD	23,733	PEN	91,167	37	—
Wells Fargo Bank N.A.	12/5/23	USD	23,659	PEN	91,157	—	(34)
Citibank, N.A.	12/5/23	USD	11,294	PEN	43,467	—	(4)
Deutsche Bank AG	12/4/23	USD	191,315	PLN	796,954	2,231	—
Wells Fargo Bank N.A.	12/4/23	USD	191,269	PLN	796,954	2,185	—
Bank of New York	11/3/23	USD	180,140	PLN	787,454	—	(6,806)
Wells Fargo Bank N.A.	11/3/23	USD	180,078	PLN	787,454	—	(6,868)
State Street Bank & Trust Co.	11/3/23	USD	4,290	PLN	19,000	—	(221)
Societe Generale SA	12/5/23	USD	97,685	RON	455,000	808	—
HSBC Bank plc	12/5/23	USD	97,434	RON	455,000	557	—
HSBC Bank plc	11/2/23	USD	97,034	RON	455,000	105	—
Societe Generale SA	11/2/23	USD	97,013	RON	455,000	84	—
Toronto-Dominion Bank	11/2/23	USD	621,290	SEK	6,736,558	17,740	—
Toronto-Dominion Bank	12/4/23	USD	462,958	SEK	5,166,000	—	(549)
BNP Paribas	12/4/23	USD	208,425	SEK	2,309,116	1,245	—
BNP Paribas	11/2/23	USD	149,091	SEK	1,613,558	4,528	—
Morgan Stanley Capital Services Inc.	12/4/23	USD	22,435	SEK	250,000	5	—
Wells Fargo Bank N.A.	11/2/23	USD	465,215	SGD	632,511	3,202	—
HSBC Bank plc	12/4/23	USD	448,220	SGD	611,511	879	—
State Street Bank & Trust Co.	12/4/23	USD	3,291	SGD	4,500	—	(1)
JPMorgan Chase Bank, N.A.	11/2/23	USD	258,573	THB	9,386,075	—	(2,611)
Standard Chartered Bank	11/2/23	USD	136,338	THB	4,996,043	—	(2,685)
UBS AG	12/4/23	USD	131,259	THB	4,738,855	—	(991)
UBS AG	11/2/23	USD	130,859	THB	4,694,211	234	—
UBS AG	11/2/23	USD	129,843	THB	4,694,211	—	(782)
JPMorgan Chase Bank, N.A.	12/4/23	USD	125,131	THB	4,508,956	—	(704)
BNP Paribas	12/4/23	USD	124,279	THB	4,508,956	—	(1,555)
Standard Chartered Bank	12/4/23	USD	125,482	THB	4,508,731	—	(346)
UBS AG	12/4/23	USD	125,986	THB	4,508,280	171	—
HSBC Bank plc	12/4/23	USD	5,467	THB	196,396	—	(14)
Morgan Stanley Capital Services Inc.	11/2/23	USD	1,700	THB	62,401	—	(37)
						900,137	(214,357)
126

Total International Bond Index Fund
At October 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $256,617,000 and cash of $26,170,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
127

Total International Bond Index Fund
Statement of Assets and Liabilities
As of October 31, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $102,096,379)	83,899,243
Affiliated Issuers (Cost $110,284)	110,295
Total Investments in Securities	84,009,538
Investment in Vanguard	2,982
Cash	89
Foreign Currency, at Value (Cost $710,102)	650,923
Receivables for Investment Securities Sold	298,681
Receivables for Accrued Income	692,739
Receivables for Capital Shares Issued	7,395
Unrealized Appreciation—Forward Currency Contracts	900,137
Other Assets	18,374
Total Assets	86,580,858
Liabilities
Payables for Investment Securities Purchased	1,145,735
Payables for Capital Shares Redeemed	23,631
Payables for Distributions	3,493
Payables to Vanguard	3,022
Variation Margin Payable—Futures Contracts	470
Unrealized Depreciation—Forward Currency Contracts	214,357
Total Liabilities	1,390,708
Net Assets	85,190,150
At October 31, 2023, net assets consisted of:

Paid-in Capital	96,925,775
Total Distributable Earnings (Loss)	(11,735,625)
Net Assets	85,190,150

Investor Shares—Net Assets
Applicable to 2,297,636 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,902
Net Asset Value Per Share—Investor Shares	$9.53

ETF Shares—Net Assets
Applicable to 1,059,865,727 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	50,508,420
Net Asset Value Per Share—ETF Shares	$47.66

Admiral Shares—Net Assets
Applicable to 1,211,307,173 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,079,111
Net Asset Value Per Share—Admiral Shares	$19.05

Institutional Shares—Net Assets
Applicable to 405,044,879 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,580,717
Net Asset Value Per Share—Institutional Shares	$28.59
See accompanying Notes, which are an integral part of the Financial Statements.
128

Total International Bond Index Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Interest[1,2]	1,563,188
Total Income	1,563,188
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,384
Management and Administrative— Investor Shares	37
Management and Administrative— ETF Shares	25,439
Management and Administrative— Admiral Shares	22,449
Management and Administrative— Institutional Shares	6,558
Marketing and Distribution— Investor Shares	3
Marketing and Distribution— ETF Shares	1,840
Marketing and Distribution— Admiral Shares	1,047
Marketing and Distribution— Institutional Shares	456
Custodian Fees	2,921
Auditing Fees	86
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	1,830
Shareholders’ Reports—Admiral Shares	279
Shareholders’ Reports—Institutional Shares	17
Trustees’ Fees and Expenses	47
Other Expenses	76
Total Expenses	68,469
Expenses Paid Indirectly	(109)
Net Expenses	68,360
Net Investment Income	1,494,828
Realized Net Gain (Loss)
Investment Securities Sold[1]	(3,760,284)
Futures Contracts	(46,195)
Forward Currency Contracts	(3,264,844)
Foreign Currencies	720,995
Realized Net Gain (Loss)	(6,350,328)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	5,129,669
Futures Contracts	909
Forward Currency Contracts	976,145
Foreign Currencies	5,200
Change in Unrealized Appreciation (Depreciation)	6,111,923
Net Increase (Decrease) in Net Assets Resulting from Operations	1,256,423
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $27,521,000, $54,000, $2,000, and $9,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $14,055,000.
Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,494,828	895,067
Realized Net Gain (Loss)	(6,350,328)	12,595,846
Change in Unrealized Appreciation (Depreciation)	6,111,923	(25,145,875)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,256,423	(11,654,962)
Distributions
Investor Shares	(852)	(904,557)
ETF Shares	(976,387)	(1,726,038)
Admiral Shares	(487,597)	(1,069,575)
Institutional Shares	(243,911)	(473,513)
Total Distributions	(1,708,747)	(4,173,683)
Capital Share Transactions
Investor Shares	(37,846)	(28,476,384)
ETF Shares	6,049,919	7,014,128
Admiral Shares	(754,114)	(755,230)
Institutional Shares	652,286	478,429
Net Increase (Decrease) from Capital Share Transactions	5,910,245	(21,739,057)
Total Increase (Decrease)	5,457,921	(37,567,702)
Net Assets
Beginning of Period	79,732,229	117,299,931
End of Period	85,190,150	79,732,229

See accompanying Notes, which are an integral part of the Financial Statements.
129

Total International Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.58	$11.32	$11.66	$11.68	$10.90
Investment Operations
Net Investment Income[1]	.160	.086	.092	.109	.121
Net Realized and Unrealized Gain (Loss) on Investments	(.013)	(1.417)	(.320)	.240	.988
Total from Investment Operations	.147	(1.331)	(.228)	.349	1.109
Distributions
Dividends from Net Investment Income	(.197)	(.336)	(.094)	(.369)	(.329)
Distributions from Realized Capital Gains	—	(.073)	(.018)	—	—
Total Distributions	(.197)	(.409)	(.112)	(.369)	(.329)
Net Asset Value, End of Period	$9.53	$9.58	$11.32	$11.66	$11.68
Total Return[2]	1.52%	-12.16%	-1.97%	3.09%	10.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22	$59	$30,174	$32,054	$30,053
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.13%[3]	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.65%	0.79%	0.80%	0.95%	1.07%
Portfolio Turnover Rate	29%	27%[4]	25%[4]	31%[4]	26%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$47.84	$56.56	$58.27	$58.34	$54.47
Investment Operations
Net Investment Income[1]	.868	.510	.492	.572	.630
Net Realized and Unrealized Gain (Loss) on Investments	(.065)	(7.150)	(1.603)	1.232	4.913
Total from Investment Operations	.803	(6.640)	(1.111)	1.804	5.543
Distributions
Dividends from Net Investment Income	(.983)	(1.713)	(.510)	(1.874)	(1.673)
Distributions from Realized Capital Gains	—	(.367)	(.089)	—	—
Total Distributions	(.983)	(2.080)	(.599)	(1.874)	(1.673)
Net Asset Value, End of Period	$47.66	$47.84	$56.56	$58.27	$58.34
Total Return	1.67%	-12.16%	-1.92%	3.20%	10.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$50,508	$44,751	$45,348	$33,941	$23,911
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.79%	0.99%	0.86%	0.99%	1.12%
Portfolio Turnover Rate	29%	27%[3]	25%[3]	31%[3]	26%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
130

Total International Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.14	$22.64	$23.32	$23.35	$21.79
Investment Operations
Net Investment Income[1]	.338	.195	.191	.223	.246
Net Realized and Unrealized Gain (Loss) on Investments	(.030)	(2.864)	(.644)	.489	1.976
Total from Investment Operations	.308	(2.669)	(.453)	.712	2.222
Distributions
Dividends from Net Investment Income	(.398)	(.684)	(.191)	(.742)	(.662)
Distributions from Realized Capital Gains	—	(.147)	(.036)	—	—
Total Distributions	(.398)	(.831)	(.227)	(.742)	(.662)
Net Asset Value, End of Period	$19.05	$19.14	$22.64	$23.32	$23.35
Total Return[2]	1.60%	-12.20%	-1.96%	3.15%	10.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,079	$23,933	$29,241	$50,818	$51,889
Ratio of Total Expenses to Average Net Assets	0.11%[3]	0.11%[3]	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.74%	0.94%	0.83%	0.97%	1.09%
Portfolio Turnover Rate	29%	27%[4]	25%[4]	31%[4]	26%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$28.72	$33.97	$34.99	$35.03	$32.70
Investment Operations
Net Investment Income[1]	.520	.305	.310	.348	.382
Net Realized and Unrealized Gain (Loss) on Investments	(.041)	(4.297)	(.977)	.739	2.954
Total from Investment Operations	.479	(3.992)	(.667)	1.087	3.336
Distributions
Dividends from Net Investment Income	(.609)	(1.038)	(.299)	(1.127)	(1.006)
Distributions from Realized Capital Gains	—	(.220)	(.054)	—	—
Total Distributions	(.609)	(1.258)	(.353)	(1.127)	(1.006)
Net Asset Value, End of Period	$28.59	$28.72	$33.97	$34.99	$35.03
Total Return	1.66%	-12.17%	-1.92%	3.21%	10.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,581	$10,989	$12,538	$40,548	$34,596
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.79%	0.98%	0.89%	1.01%	1.13%
Portfolio Turnover Rate	29%	27%[3]	25%[3]	31%[3]	26%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
131

Total International Bond Index Fund
Notes to Financial Statements
Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The fund has not issued Institutional Select Shares through October 31, 2023.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the
132

Total International Bond Index Fund
contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, rehypothecated or (under master netting agreements) resold. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2023, the fund’s average investment in forward currency contracts represented 160% of net assets, based on the average of the net amounts of notional exposure.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	11,753	(2,881)	8,872	2,644	—	8,872
Bank of Montreal	—	(33)	(33)	—	—	—
Bank of New York	38,957	(12,542)	26,415	—	7,595	18,820
Barclays Bank plc	1,676	(55)	1,621	—	—	1,621
BNP Paribas	80,285	(27,131)	53,154	—	15,719	37,435
Citibank, N.A.	557	(64)	493	—	700	—
Commonwealth Bank of Australia	49,336	(4,912)	44,424	—	34,637	9,787
Deutsche Bank AG	37,297	(9,740)	27,557	—	17,319	10,238
HSBC Bank plc	45,641	(12,594)	33,047	—	27,578	5,469
JPMorgan Chase Bank, N.A.	32,891	(8,948)	23,943	—	21,787	2,156
Morgan Stanley Capital Services Inc.	60,575	(20,385)	40,190	—	606	39,584
Royal Bank of Canada	23,549	(3,417)	20,132	—	17,116	3,016
Societe Generale SA	27,062	(20,548)	6,514	18,206	—	6,514
Standard Chartered Bank	20,956	(7,057)	13,899	—	12,510	1,389
State Street Bank & Trust Co.	82,361	(26,163)	56,198	—	12,960	43,238
Toronto-Dominion Bank	190,461	(16,087)	174,374	—	82,116	92,258
UBS AG	96,311	(26,597)	69,714	—	17,184	52,530
Wells Fargo Bank N.A.	100,469	(15,203)	85,266	—	14,960	70,306
133

Total International Bond Index Fund
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Exchange-Traded Futures Contracts	—	(470)	(470)	5,556	—	—
Total	900,137	(214,827)	685,310	26,406	282,787	403,233
1 Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2 Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments, which may include amounts not subject to offsetting agreements.
3 Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution
134

Total International Bond Index Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2023, the fund had contributed to Vanguard capital in the amount of $2,982,000, representing less than 0.01% of the fund’s net assets and 1.19% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $109,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	889	—	889
Asset-Backed/Commercial Mortgage-Backed Securities	—	651	—	651
Corporate Bonds	—	18,146,547	—	18,146,547
Sovereign Bonds	—	65,751,156	—	65,751,156
Temporary Cash Investments	110,295	—	—	110,295
Total	110,295	83,899,243	—	84,009,538
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	900,137	—	900,137
Liabilities
Futures Contracts[1]	2,267	—	—	2,267
Forward Currency Contracts	—	214,357	—	214,357
Total	2,267	214,357	—	216,624
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
135

Total International Bond Index Fund
E.	At October 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	900,137	900,137
Total Assets	—	900,137	900,137

Unrealized Depreciation—Futures Contracts[1]	2,267	—	2,267
Unrealized Depreciation—Forward Currency Contracts	—	214,357	214,357
Total Liabilities	2,267	214,357	216,624
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(46,195)	—	(46,195)
Forward Currency Contracts	—	(3,264,844)	(3,264,844)
Realized Net Gain (Loss) on Derivatives	(46,195)	(3,264,844)	(3,311,039)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	909	—	909
Forward Currency Contracts	—	976,145	976,145
Change in Unrealized Appreciation (Depreciation) on Derivatives	909	976,145	977,054
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable foreign currency transactions were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,396,753
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(10,991,083)
Capital Loss Carryforwards	(3,137,802)
Qualified Late-Year Losses	—
Other Temporary Differences	(3,493)
Total	(11,735,625)
136

Total International Bond Index Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	1,708,747	3,419,545
Long-Term Capital Gains	—	—
Total	1,708,747	3,419,545
*	Includes short-term capital gains, if any.
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	94,922,367
Gross Unrealized Appreciation	7,737,011
Gross Unrealized Depreciation	(18,649,840)
Net Unrealized Appreciation (Depreciation)	(10,912,829)
G.	During the year ended October 31, 2023, the fund purchased $28,369,429,000 of investment securities and sold $23,802,667,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	5,568	574	14,939	1,334
Issued in Lieu of Cash Distributions	852	88	904,557	81,691
Redeemed	(44,266)	(4,541)	(29,395,880)	(2,741,979)
Net Increase (Decrease)—Investor Shares	(37,846)	(3,879)	(28,476,384)	(2,658,954)
ETF Shares
Issued	6,270,974	129,089	7,295,220	139,392
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(221,055)	(4,650)	(281,092)	(5,700)
Net Increase (Decrease)—ETF Shares	6,049,919	124,439	7,014,128	133,692
Admiral Shares
Issued	3,062,830	157,919	3,720,765	177,764
Issued in Lieu of Cash Distributions	453,877	23,477	998,753	45,929
Redeemed	(4,270,821)	(220,552)	(5,474,748)	(264,888)
Net Increase (Decrease)—Admiral Shares	(754,114)	(39,156)	(755,230)	(41,195)
Institutional Shares
Issued	4,043,982	138,630	2,725,020	86,584
Issued in Lieu of Cash Distributions	237,695	8,193	459,785	14,106
Redeemed	(3,629,391)	(124,405)	(2,706,376)	(87,134)
Net Increase (Decrease)—Institutional Shares	652,286	22,418	478,429	13,556
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
137

Total International Bond Index Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.
138

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Total International Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total International Bond Index Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
139

Tax information (unaudited)
The fund hereby designates $8,075,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 89.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund designates to shareholders foreign source income of $1,548,090,000 and foreign taxes paid of $14,454,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
140

"Bloomberg®" and Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Total International Bond Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Total International Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Total International Bond Index Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), which is determined, composed and calculated by BISL without regard to Vanguard or the Total International Bond Index Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Total International Bond Index Fund into consideration in determining, composing or calculating the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total International Bond Index Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Total International Bond Index Fund customers, in connection with the administration, marketing or trading of the Total International Bond Index Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE TOTAL INTERNATIONAL BOND INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE TOTAL INTERNATIONAL BOND INDEX FUND OR BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

(communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q12310 122023

Annual Report  |  October 31, 2023
Vanguard Global Credit Bond Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2023, Vanguard Global Credit Bond Fund returned 3.58% for Investor Shares and 3.69% for Admiral Shares. The fund lagged the 3.79% return of its expense-free benchmark index.
•	Early on, inflation in many developed markets eased off multidecade highs amid ongoing interest rate hikes by central banks. Unexpected resilience in labor markets and consumer spending helped dial back expectations of a sustained global recession, but the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment toward the close of the period.
•	Fears of a looming global recession proved unfounded, which supported the credit market but made it more challenging to find opportunities to generate alpha. The advisor was nevertheless able to do so in emerging-market investment-grade sovereign bonds and, to a lesser extent, European investment-grade corporate bonds.
•	Overall duration positioning and a few holdings in financials and real estate, however, dampened performance.
•	The fund regularly uses derivatives to hedge portfolio risks. For this period, the fund’s holdings in forward currency contracts, futures, options, and swaps made a net negative contribution to performance.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	9.48%	9.53%	10.71%
Russell 2000 Index (Small-caps)	-8.56	3.95	3.31
Russell 3000 Index (Broad U.S. market)	8.38	9.19	10.23
FTSE All-World ex US Index (International)	12.35	3.51	3.88
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	0.53%	-5.51%	0.03%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	-2.48	1.00
FTSE Three-Month U.S. Treasury Bill Index	4.94	1.93	1.80
CPI
Consumer Price Index	3.24%	5.72%	4.00%
1

Advisor’s Report
For the 12 months ended October 31, 2023, Vanguard Global Credit Bond Fund returned 3.58% for Investor Shares and 3.69% for Admiral Shares. The fund underperformed its expense-free benchmark, which returned 3.79%, but outperformed on a before-fees basis.
With interest rates rising, the 30-day SEC yield for Investor Shares ended the 12 months at 5.28%, up from 4.95% a year earlier. The 30-day yield for Admiral Shares climbed to 5.38%, up from 5.07%.
The fund just celebrated its fifth anniversary. From its inception on November 15, 2018, through October 31, 2023, the fund’s annualized return was 1.70% for Investor Shares and 1.81% for Admiral Shares. Those returns are more than double the annualized return for its benchmark over the same period (+0.80%).
The investment environment
For much of the 12 months, concerns about inflation and whether policymakers’ efforts to rein it in might spur a global recession were top of mind for many investors.
Early on, energy prices continued to cool amid an outlook for slower economic growth, but price increases then began to broaden to other categories, notably the services sector, which felt the effects of tight labor markets.
Central banks including the Federal Reserve, the European Central Bank, and the Bank of England reacted to the prospect of inflation remaining stubbornly high by aggressively hiking interest rates even as their actions fanned fears of a global recession down the road.
Although progress was slow in developed markets, signs of inflation moderating toward the end of the period led several major central banks to slow the pace of their interest rate hikes or even hit the pause button.
Government bond yields rose across the maturity spectrum in major markets over the 12 months. Central bank action and some stress in March in the banking sector drove short-term rates higher in the first part of the period, while longer-term rates climbed more from July on as the market began to anticipate that resilient growth and sticky inflation would lead the Fed to keep rates higher for longer.
The bellwether 10-year U.S. Treasury yield rose 0.88 percentage points to end the period at 4.93%. Longer-term U.S. Treasury yields saw a similar rise, with the 30-year climbing 0.93 percentage points to 5.09%.
Corporate bonds fared better. From a credit perspective, the global economy holding up fairly well created a relatively stable environment. Credit spreads recovered in Europe in late 2022 as liquidity pressures on U.K. pension funds eased, and they widened in the U.S. and Europe in March 2023 amid banking sector troubles, but they traded in a relatively tight range for much of the period. And from a rates perspective, yields rising to levels not seen in 15 years

2

helped bolster investor demand for corporate bonds.
Management of the fund
With the global economy proving more resilient than many had expected, the credit market held up well. Valuations remained fairly rich overall, leaving fewer opportunities to generate alpha than is typically the case.
Our team added value through bottom-up credit selection in emerging-market investment-grade sovereign bonds and, to a lesser extent, in European investment-grade corporate bonds.
The shift in monetary policy that took place during the 12 months—both the rise in rates and the winding down of stimulus—affected different parts of the yield curve and different sectors in different ways. Although these effects worked in our favor in some cases, they negatively affected a few of our positions in financials and real estate.
At times, our duration positioning relative to the benchmark modestly held back performance. (Duration is a measure of the price sensitivity of a portfolio to changes in interest rates.) That dampener was largely offset, however, by a boost from global rates trades.
Outlook
Although some market participants are counting on a Goldilocks scenario in which inflation moderates without a slowdown in the economy, we see that as unlikely for several reasons. Even without further interest rate increases, the tightening in monetary policy that has already occurred will continue working its way through the financial system. There’s a risk that wage gains could contribute to inflation remaining sticky and above target, and consumers have been spending down the savings they accumulated during the pandemic.
We therefore continue to expect a mild recession in the U.S. in late 2024, which will eventually bring inflation back to the Fed’s 2% target. And while the Fed may eventually cut interest rates, they are likely to remain for some time well above the low levels we have become accustomed to since the global financial crisis.
If the shallow recession we are expecting materializes, it will likely bring with it greater dispersion between issuers and more opportunities for us to add value through bottom-up security selection.
Whatever the markets may bring, our experienced global team of portfolio managers, traders, and credit analysts will continue to seek out attractive opportunities to produce competitive returns for our investors.
Daniel Shaykevich, Principal,
Senior Portfolio Manager
Arvind Narayanan, CFA,
Principal and Senior Portfolio Manager
Vanguard Fixed Income Group
November 8, 2023
3

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
4

Six Months Ended October 31, 2023
	Beginning Account Value 4/30/2023	Ending Account Value 10/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Global Credit Bond Fund
Investor Shares	$1,000.00	$967.70	$1.74
Admiral™ Shares	1,000.00	968.20	1.24
Based on Hypothetical 5% Yearly Return
Global Credit Bond Fund
Investor Shares	$1,000.00	$1,023.44	$1.79
Admiral Shares	1,000.00	1,023.94	1.28
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.35% for Investor Shares and 0.25% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
5

Global Credit Bond Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 15, 2018, Through October 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Since Inception (11/15/2018)	Final Value of a $10,000 Investment
Global Credit Bond Fund Investor Shares	3.58%	1.70%	$10,872
Bloomberg Global Aggregate Credit Index (USD Hedged)	3.79	0.80	10,405
“Since Inception” performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Since Inception (11/15/2018)	Final Value of a $50,000 Investment
Global Credit Bond Fund Admiral Shares	3.69%	1.81%	$54,661
Bloomberg Global Aggregate Credit Index (USD Hedged)	3.79	0.80	52,025
“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.
6

Global Credit Bond Fund
Fund Allocation
As of October 31, 2023

United States	50.1%
United Kingdom	9.4
Germany	6.5
Supranational	4.6
France	4.5
Canada	3.3
Japan	2.7
Australia	2.1
Switzerland	1.9
Mexico	1.5
Italy	1.4
Luxembourg	1.3
Netherlands	1.2
South Korea	1.2
Other	8.3
The table reflects the fund’s investments, except for short-term investments and derivatives.
7

Global Credit Bond Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (6.5%)
	United States Treasury Note/Bond	1.375%	11/15/31	313	240
	United States Treasury Note/Bond	2.375%	5/15/51	159	95
[1,2]	United States Treasury Note/Bond	3.125%	2/15/42	351	263
[1,2]	United States Treasury Note/Bond	3.375%	8/15/42	1,040	804
[1]	United States Treasury Note/Bond	3.625%	2/15/53–5/15/53	154	120
	United States Treasury Note/Bond	3.750%	5/31/30	50	47
[1,2,3]	United States Treasury Note/Bond	3.875%	4/30/25–5/15/43	2,635	2,271
	United States Treasury Note/Bond	4.000%	7/31/30	626	593
	United States Treasury Note/Bond	4.125%	8/31/30–8/15/53	1,407	1,337
	United States Treasury Note/Bond	4.375%	8/15/26	7,719	7,608
	United States Treasury Note/Bond	4.500%	11/30/24	1,700	1,683
	United States Treasury Note/Bond	5.000%	8/31/25	5,258	5,247
Total U.S. Government and Agency Obligations (Cost $20,949)					20,308
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United States (0.0%)
[4]	CD Mortgage Trust Series 2018-CD7	4.843%	8/15/51	50	36
[4,5]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	100	94
[4,5]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	40	37
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $188)					167
Corporate Bonds (66.3%)
Australia (2.0%)
[4,6]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	1,000	542
[5]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	550	510
[5]	CSL Finance plc	4.750%	4/27/52	370	296
[4,6]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	1,080	666
[6,7]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	7.035%	5/28/30	1,250	807
[4,6]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	1,190	707
[4,6]	Qantas Airways Ltd.	4.750%	10/12/26	1,100	671
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	250	224
[4,6]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	1,070	669
	Westpac Banking Corp.	1.953%	11/20/28	200	167
[4,6]	Westpac Banking Corp.	4.334%	8/16/29	500	313
[4]	Westpac Banking Corp.	2.894%	2/4/30	500	473
	Westpac Banking Corp.	2.963%	11/16/40	75	44
					6,089
8

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Belgium (0.8%)
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	230	202
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	25	21
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	468	379
[4,8]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	200	189
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	360	347
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	240	240
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	244	225
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	89	66
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	219	174
[4,8]	Elia Transmission Belgium SA	0.875%	4/28/30	900	778
					2,621
Bermuda (0.0%)
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	100	92
Brazil (0.7%)
[4]	Braskem Netherlands Finance BV	4.500%	1/31/30	200	154
[5]	Braskem Netherlands Finance BV	8.500%	1/12/31	460	430
[5]	Embraer Netherlands Finance BV	7.000%	7/28/30	200	195
	Vale Overseas Ltd.	6.125%	6/12/33	1,325	1,241
					2,020
Canada (1.8%)
[5]	1011778 BC ULC	4.375%	1/15/28	38	34
[5]	Air Canada	3.875%	8/15/26	20	18
	Bank of Montreal	5.203%	2/1/28	300	289
	Bank of Nova Scotia	4.750%	2/2/26	300	292
	Bank of Nova Scotia	4.850%	2/1/30	200	184
	Canadian National Railway Co.	4.400%	8/5/52	230	177
	Canadian Natural Resources Ltd.	2.950%	7/15/30	125	102
	Canadian Natural Resources Ltd.	6.250%	3/15/38	140	131
	Canadian Pacific Railway Co.	4.800%	8/1/45	60	48
	Cenovus Energy Inc.	6.750%	11/15/39	15	14
	Cenovus Energy Inc.	5.400%	6/15/47	30	25
	Enbridge Inc.	3.125%	11/15/29	42	36
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	35	33
	Nutrien Ltd.	5.900%	11/7/24	30	30
	Nutrien Ltd.	5.950%	11/7/25	75	75
	Nutrien Ltd.	4.900%	3/27/28	85	81
	Nutrien Ltd.	4.200%	4/1/29	125	115
	Nutrien Ltd.	4.125%	3/15/35	70	57
	Nutrien Ltd.	5.800%	3/27/53	90	79
[5]	Ontario Gaming GTA LP	8.000%	8/1/30	5	5
	Rogers Communications Inc.	4.550%	3/15/52	80	55
[4]	Royal Bank of Canada	6.000%	11/1/27	725	725
[4,8]	Royal Bank of Canada	2.125%	4/26/29	1,500	1,416
[4]	Royal Bank of Canada	5.000%	5/2/33	130	117
	Suncor Energy Inc.	6.500%	6/15/38	145	139
	Suncor Energy Inc.	3.750%	3/4/51	40	25
[4]	Toronto-Dominion Bank	5.532%	7/17/26	290	287
	Toronto-Dominion Bank	5.156%	1/10/28	300	289
	TransCanada PipeLines Ltd.	4.100%	4/15/30	105	92
	TransCanada PipeLines Ltd.	2.500%	10/12/31	115	87
	TransCanada PipeLines Ltd.	4.625%	3/1/34	398	337
9

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TransCanada PipeLines Ltd.	6.200%	10/15/37	80	75
[5]	Videotron Ltd.	3.625%	6/15/29	20	17
					5,486
China (0.1%)
	NXP BV	5.000%	1/15/33	430	383
Finland (0.5%)
[4,8]	Nordea Bank Abp	2.500%	5/23/29	1,600	1,543
France (3.9%)
[4,8]	AXA SA	3.875%	Perpetual	1,188	1,216
[4,8]	Banque Federative du Credit Mutuel SA	4.125%	3/13/29	1,100	1,152
[4,8]	Banque Federative du Credit Mutuel SA	4.125%	6/14/33	900	921
[5]	BNP Paribas SA	5.335%	6/12/29	1,500	1,439
[4,8]	Credit Agricole SA	3.375%	7/28/27	1,600	1,649
[5]	Credit Agricole SA	5.301%	7/12/28	500	485
[4,8]	Credit Agricole SA	0.500%	9/21/29	2,000	1,749
[5]	SNF Group SACA	3.125%	3/15/27	10	9
[5]	SNF Group SACA	3.375%	3/15/30	22	18
[4,8]	TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	1,400	1,340
[9]	Westfield America Management Ltd.	2.125%	3/30/25	1,437	1,634
[9]	Westfield America Management Ltd.	2.625%	3/30/29	388	373
					11,985
Germany (1.5%)
[4,8]	Allianz SE	4.597%	9/7/38	500	514
[8]	Amprion GmbH	3.450%	9/22/27	600	620
[4,8]	Aroundtown SA	0.000%	7/16/26	300	256
[4,8]	Aroundtown SA	2.875%	Perpetual	110	41
[8]	ATF Netherlands BV	7.078%	Perpetual	500	237
[5]	Daimler Truck Finance North America LLC	5.500%	9/20/33	150	138
[4,8]	Deutsche Bank AG	1.625%	1/20/27	400	381
	Deutsche Bank AG	7.146%	7/13/27	300	300
	Deutsche Bank AG	6.720%	1/18/29	100	98
	Deutsche Bank AG	5.882%	7/8/31	100	86
	Deutsche Bank AG	7.079%	2/10/34	200	176
[5]	Deutsche Telekom International Finance BV	4.875%	3/6/42	75	61
[8]	Fresenius Finance Ireland plc	3.000%	1/30/32	400	368
[5]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	520	470
[5]	Siemens Financieringsmaatschappij NV	2.875%	3/11/41	370	247
[5]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	150	126
[4,8]	Volkswagen International Finance NV	1.500%	1/21/41	500	310
[4,8]	Vonovia Finance BV	1.000%	1/28/41	300	157
					4,586
Hong Kong (0.4%)
[8]	Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	1,162	1,173
Ireland (0.5%)
	AerCap Ireland Capital DAC	6.100%	1/15/27	880	866
	AerCap Ireland Capital DAC	4.625%	10/15/27	150	139
	AerCap Ireland Capital DAC	3.000%	10/29/28	380	320
	AerCap Ireland Capital DAC	3.850%	10/29/41	150	101
[5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	150	134
					1,560
Israel (0.0%)
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	5	4
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	10	10
10

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	5	5
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	4	3
					22
Italy (1.3%)
[5]	Enel Finance International NV	1.375%	7/12/26	200	176
[4,8]	Enel Finance International NV	0.000%	6/17/27	3,000	2,742
[4,8]	Enel Finance International NV	4.500%	2/20/43	400	381
[5]	Enel Finance International NV	4.750%	5/25/47	200	146
[4,8]	Intesa Sanpaolo SpA	1.350%	2/24/31	800	631
					4,076
Japan (1.2%)
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	200	192
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	200	186
	Mizuho Financial Group Inc.	5.667%	5/27/29	250	243
	Mizuho Financial Group Inc.	5.778%	7/6/29	170	166
	Mizuho Financial Group Inc.	5.748%	7/6/34	210	195
[5]	Nissan Motor Co. Ltd.	4.810%	9/17/30	5	4
	Nomura Holdings Inc.	2.710%	1/22/29	250	207
	Nomura Holdings Inc.	6.087%	7/12/33	100	96
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	430	428
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	600	584
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	130	117
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	200	193
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	330	309
[4,6,7]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	5.402%	10/16/24	1,056	670
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	100	66
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	100	59
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	114
					3,829
Kazakhstan (0.1%)
[10]	Kazakhstan Temir Zholy National Co. JSC	3.250%	12/5/23	275	295
Luxembourg (1.2%)
[4,8]	Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	600	628
[4,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	975	893
[4,8]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	400	354
[8]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	300	267
[8]	JAB Holdings BV	4.750%	6/29/32	900	942
[4,8]	Prologis International Funding II SA	1.625%	6/17/32	976	778
					3,862
Macao (0.0%)
[5]	Studio City Co. Ltd.	7.000%	2/15/27	10	9
Malaysia (0.1%)
[4]	Petronas Capital Ltd.	3.500%	4/21/30	445	388
Netherlands (1.1%)
[4,8]	ABN AMRO Bank NV	5.125%	2/22/33	1,100	1,139
[8]	ABN AMRO Bank NV	4.500%	11/21/34	500	516
[4,8]	Cooperatieve Rabobank UA	4.000%	1/10/30	1,100	1,140
	Cooperatieve Rabobank UA	5.250%	8/4/45	250	206
	Shell International Finance BV	2.375%	11/7/29	150	125
	Shell International Finance BV	2.750%	4/6/30	210	178
	Shell International Finance BV	4.375%	5/11/45	70	55
	Shell International Finance BV	3.750%	9/12/46	141	99
11

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	UPC Broadband Finco BV	4.875%	7/15/31	15	12
[5]	VZ Secured Financing BV	5.000%	1/15/32	15	11
					3,481
Poland (0.0%)
[5]	Canpack SA	3.875%	11/15/29	37	29
Spain (0.3%)
	Banco Santander SA	5.147%	8/18/25	400	390
	Banco Santander SA	6.921%	8/8/33	200	186
	Telefonica Emisiones SA	4.103%	3/8/27	25	23
	Telefonica Emisiones SA	4.665%	3/6/38	250	194
					793
Switzerland (1.8%)
[5]	Alcon Finance Corp.	3.800%	9/23/49	200	135
	Credit Suisse AG	4.750%	8/9/24	400	395
[4,8]	Credit Suisse AG	0.250%	1/5/26	1,800	1,736
	Credit Suisse AG	5.000%	7/9/27	600	573
	Credit Suisse AG	7.500%	2/15/28	400	415
	UBS AG	5.650%	9/11/28	1,000	978
[5]	UBS Group AG	4.282%	1/9/28	200	183
[8]	UBS Group AG	7.750%	3/1/29	900	1,054
					5,469
United Arab Emirates (0.2%)
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	1,000	750
United Kingdom (6.5%)
	AstraZeneca Finance LLC	1.200%	5/28/26	75	67
	AstraZeneca Finance LLC	1.750%	5/28/28	115	98
	AstraZeneca plc	4.000%	1/17/29	104	97
	AstraZeneca plc	1.375%	8/6/30	100	76
	AstraZeneca plc	4.000%	9/18/42	160	124
[5]	BAE Systems plc	3.000%	9/15/50	400	233
[4]	Barclays plc	2.852%	5/7/26	200	189
	Barclays plc	5.304%	8/9/26	200	195
	Barclays plc	4.836%	5/9/28	300	269
	Barclays plc	7.385%	11/2/28	100	101
[8]	Barclays plc	0.577%	8/9/29	400	344
[4,8]	Barclays plc	4.918%	8/8/30	500	519
	Barclays plc	7.437%	11/2/33	100	100
	Barclays plc	7.119%	6/27/34	340	316
	BAT Capital Corp.	3.557%	8/15/27	137	124
	BAT Capital Corp.	2.259%	3/25/28	400	336
	BAT Capital Corp.	4.390%	8/15/37	200	145
	BAT Capital Corp.	7.079%	8/2/43	165	150
	BAT Capital Corp.	4.540%	8/15/47	185	120
	BAT Capital Corp.	5.650%	3/16/52	110	83
[4,8]	BAT Netherlands Finance BV	5.375%	2/16/31	300	317
[4,8]	BP Capital Markets BV	4.323%	5/12/35	800	812
	BP Capital Markets plc	3.279%	9/19/27	23	21
[9]	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	1,000	1,040
[9]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	1,034	820
[4,8]	Heathrow Funding Ltd.	1.125%	10/8/30	600	504
[4,8]	Heathrow Funding Ltd.	1.875%	3/14/34	700	569
[4,9]	Heathrow Funding Ltd.	5.875%	5/13/41	100	111
	HSBC Holdings plc	2.999%	3/10/26	400	381
12

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	HSBC Holdings plc	2.099%	6/4/26	255	237
	HSBC Holdings plc	1.589%	5/24/27	210	185
	HSBC Holdings plc	6.161%	3/9/29	200	196
[8]	HSBC Holdings plc	0.641%	9/24/29	1,500	1,310
[9]	HSBC Holdings plc	6.800%	9/14/31	641	784
[4,8]	HSBC Holdings plc	4.787%	3/10/32	200	209
[4]	HSBC Holdings plc	6.500%	9/15/37	125	113
	HSBC Holdings plc	6.332%	3/9/44	200	186
	HSBC Holdings plc	5.250%	3/14/44	200	161
[5]	Imperial Brands Finance plc	6.125%	7/27/27	200	198
	Lloyds Banking Group plc	4.716%	8/11/26	200	194
	Lloyds Banking Group plc	5.871%	3/6/29	200	193
	Lloyds Banking Group plc	7.953%	11/15/33	175	177
[4,8]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	3,300	3,381
	National Grid plc	5.602%	6/12/28	210	205
	National Grid plc	5.809%	6/12/33	340	321
[4]	NatWest Group plc	3.073%	5/22/28	225	199
[4]	NatWest Group plc	4.892%	5/18/29	200	185
[4,8]	Phoenix Group Holdings plc	4.375%	1/24/29	900	859
[4,9]	Phoenix Group Holdings plc	5.625%	4/28/31	200	209
	RELX Capital Inc.	3.000%	5/22/30	100	84
[5]	Rolls-Royce plc	3.625%	10/14/25	3	3
[5]	Rolls-Royce plc	5.750%	10/15/27	17	16
[9]	Rothesay Life plc	8.000%	10/30/25	600	736
[4,9]	Rothesay Life plc	7.734%	5/16/33	100	117
	Santander UK Group Holdings plc	6.833%	11/21/26	300	300
	Santander UK Group Holdings plc	6.534%	1/10/29	300	293
[8]	Standard Chartered plc	4.874%	5/10/31	400	412
[6,7]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	5.997%	6/28/25	250	159
	Vodafone Group plc	6.150%	2/27/37	140	133
	Vodafone Group plc	5.625%	2/10/53	260	219
					20,235
United States (40.3%)
	Abbott Laboratories	4.900%	11/30/46	125	108
	AbbVie Inc.	2.600%	11/21/24	120	116
	AbbVie Inc.	3.800%	3/15/25	175	170
	AbbVie Inc.	3.600%	5/14/25	39	38
	AbbVie Inc.	2.950%	11/21/26	15	14
	AbbVie Inc.	4.050%	11/21/39	418	326
	AbbVie Inc.	4.250%	11/21/49	240	180
[5]	Advanced Drainage Systems Inc.	6.375%	6/15/30	5	5
	Advanced Micro Devices Inc.	4.393%	6/1/52	160	123
[4]	AdventHealth Obligated Group	2.795%	11/15/51	300	170
	AEP Texas Inc.	5.400%	6/1/33	140	130
	AEP Transmission Co. LLC	3.750%	12/1/47	130	88
	AEP Transmission Co. LLC	4.250%	9/15/48	100	73
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	70	46
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	100	54
	AEP Transmission Co. LLC	5.400%	3/15/53	90	79
	AES Corp.	5.450%	6/1/28	150	143
	Aflac Inc.	1.125%	3/15/26	55	49
	Aflac Inc.	4.750%	1/15/49	50	40
	Agree LP	2.000%	6/15/28	50	41
13

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Agree LP	2.600%	6/15/33	60	43
[4]	Air Lease Corp.	2.875%	1/15/26	105	97
[4]	Air Lease Corp.	3.750%	6/1/26	100	94
	Air Lease Corp.	4.625%	10/1/28	20	18
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	81
[4]	Alabama Power Co.	1.450%	9/15/30	430	322
	Alabama Power Co.	4.150%	8/15/44	50	36
	Albemarle Corp.	4.650%	6/1/27	50	47
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	100	84
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	130	69
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	100	79
	Alleghany Corp.	3.625%	5/15/30	250	220
[4]	Allina Health System	3.887%	4/15/49	130	92
[5]	Allison Transmission Inc.	4.750%	10/1/27	24	22
	Allstate Corp.	5.250%	3/30/33	200	184
	Ally Financial Inc.	6.992%	6/13/29	210	201
	Altria Group Inc.	4.400%	2/14/26	101	98
	Altria Group Inc.	3.400%	5/6/30	125	104
	Altria Group Inc.	2.450%	2/4/32	165	120
	Altria Group Inc.	3.400%	2/4/41	70	43
	Altria Group Inc.	5.375%	1/31/44	100	86
	Altria Group Inc.	5.950%	2/14/49	100	85
	Altria Group Inc.	4.450%	5/6/50	40	26
	Amazon.com Inc.	4.700%	12/1/32	527	494
	Amazon.com Inc.	3.875%	8/22/37	50	41
	Amazon.com Inc.	2.500%	6/3/50	115	64
	Amazon.com Inc.	3.950%	4/13/52	85	62
	Ameren Corp.	2.500%	9/15/24	100	97
	Ameren Corp.	3.500%	1/15/31	120	101
	Ameren Illinois Co.	1.550%	11/15/30	70	52
	Ameren Illinois Co.	4.950%	6/1/33	180	166
	Ameren Illinois Co.	4.150%	3/15/46	75	55
	Ameren Illinois Co.	5.900%	12/1/52	130	123
[5]	American Airlines Inc.	11.750%	7/15/25	5	5
[5]	American Airlines Inc.	5.500%	4/20/26	21	20
[5]	American Airlines Inc.	7.250%	2/15/28	6	6
[5]	American Airlines Inc.	5.750%	4/20/29	36	32
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	8	7
	American Electric Power Co. Inc.	2.031%	3/15/24	100	98
	American Express Co.	5.850%	11/5/27	300	300
	American Express Co.	6.489%	10/30/31	370	370
	American Express Co.	4.420%	8/3/33	200	175
[4]	American Honda Finance Corp.	1.200%	7/8/25	66	61
	American Honda Finance Corp.	4.750%	1/12/26	127	125
	American International Group Inc.	4.800%	7/10/45	32	25
	American International Group Inc.	4.375%	6/30/50	105	77
	American Tower Corp.	3.375%	10/15/26	170	157
	American Tower Corp.	3.600%	1/15/28	100	90
	Amgen Inc.	2.200%	2/21/27	125	112
	Amgen Inc.	5.150%	3/2/28	935	912
	Amgen Inc.	3.350%	2/22/32	135	111
	Amgen Inc.	5.150%	11/15/41	61	52
	Amgen Inc.	5.600%	3/2/43	250	223
	Amgen Inc.	3.375%	2/21/50	340	210
	Amgen Inc.	5.650%	3/2/53	85	75
14

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	2.770%	9/1/53	147	76
	Amgen Inc.	5.750%	3/2/63	60	52
[5]	Antero Resources Corp.	5.375%	3/1/30	16	15
	Aon Corp.	5.350%	2/28/33	220	205
	Aon Global Ltd.	4.600%	6/14/44	35	27
	Aon Global Ltd.	4.750%	5/15/45	70	56
[4]	Appalachian Power Co.	4.500%	3/1/49	30	22
	Apple Inc.	3.250%	8/8/29	520	469
	Apple Inc.	3.850%	8/4/46	196	147
	Apple Inc.	4.100%	8/8/62	250	183
[5]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	7	5
[5]	Ardagh Packaging Finance plc	5.250%	4/30/25	7	7
[5]	Arsenal AIC Parent LLC	8.000%	10/1/30	5	5
	Asbury Automotive Group Inc.	4.500%	3/1/28	46	41
[5]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	15	10
	AT&T Inc.	3.800%	2/15/27	140	131
[8]	AT&T Inc.	1.600%	5/19/28	600	570
	AT&T Inc.	4.350%	3/1/29	203	187
[4]	AT&T Inc.	4.300%	2/15/30	56	50
	AT&T Inc.	2.550%	12/1/33	130	93
	AT&T Inc.	5.400%	2/15/34	276	254
	AT&T Inc.	4.500%	5/15/35	130	108
	AT&T Inc.	4.900%	8/15/37	245	206
	AT&T Inc.	3.500%	6/1/41	95	63
	AT&T Inc.	4.750%	5/15/46	70	53
	AT&T Inc.	3.500%	9/15/53	455	268
	AT&T Inc.	3.550%	9/15/55	213	124
	AT&T Inc.	3.800%	12/1/57	111	67
	AT&T Inc.	3.650%	9/15/59	130	75
[5]	Athene Global Funding	0.950%	1/8/24	195	193
	Atmos Energy Corp.	5.900%	11/15/33	130	128
	Atmos Energy Corp.	6.200%	11/15/53	110	107
	AutoZone Inc.	4.500%	2/1/28	200	189
	AutoZone Inc.	6.250%	11/1/28	110	111
[5]	B&G Foods Inc.	8.000%	9/15/28	6	6
	Ball Corp.	2.875%	8/15/30	12	9
	Ball Corp.	3.125%	9/15/31	15	12
[4]	Bank of America Corp.	3.366%	1/23/26	86	83
[4]	Bank of America Corp.	1.319%	6/19/26	135	124
	Bank of America Corp.	1.734%	7/22/27	365	322
	Bank of America Corp.	6.204%	11/10/28	440	437
[4]	Bank of America Corp.	3.970%	3/5/29	200	181
[4]	Bank of America Corp.	2.087%	6/14/29	100	82
[4]	Bank of America Corp.	3.194%	7/23/30	165	138
[4]	Bank of America Corp.	2.496%	2/13/31	150	118
	Bank of America Corp.	2.687%	4/22/32	675	518
[4]	Bank of America Corp.	4.078%	4/23/40	200	151
[4]	Bank of America Corp.	2.676%	6/19/41	170	104
	Bank of America Corp.	3.311%	4/22/42	60	40
[4]	Bank of America Corp.	4.875%	4/1/44	75	62
[4]	Bank of America Corp.	3.946%	1/23/49	35	24
[4]	Bank of America Corp.	4.083%	3/20/51	125	88
[4]	Bank of America Corp.	2.831%	10/24/51	70	39
	Bank of America NA	5.650%	8/18/25	400	399
[4]	Bank of New York Mellon Corp.	5.802%	10/25/28	450	444
15

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of New York Mellon Corp.	4.543%	2/1/29	150	141
[4]	Bank of New York Mellon Corp.	3.300%	8/23/29	250	212
	Bank of New York Mellon Corp.	4.596%	7/26/30	200	184
	Bank of New York Mellon Corp.	4.706%	2/1/34	150	132
[4]	Bank of New York Mellon Corp.	4.967%	4/26/34	90	81
[5]	Bausch & Lomb Escrow Corp.	8.375%	10/1/28	5	5
[5]	Beacon Roofing Supply Inc.	4.125%	5/15/29	2	2
	Becton Dickinson & Co.	4.693%	2/13/28	100	96
	Becton Dickinson & Co.	4.685%	12/15/44	36	29
	Becton Dickinson & Co.	4.669%	6/6/47	40	31
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	100	55
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	250	174
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	180	98
[5]	Big River Steel LLC	6.625%	1/31/29	22	22
	BlackRock Inc.	4.750%	5/25/33	300	275
[5]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	50	35
	Block Inc.	3.500%	6/1/31	3	2
	Boeing Co.	2.750%	2/1/26	125	116
	Boeing Co.	5.150%	5/1/30	76	71
	Boeing Co.	3.550%	3/1/38	100	70
	Boeing Co.	5.705%	5/1/40	160	141
	Boeing Co.	3.750%	2/1/50	110	70
	Boeing Co.	5.805%	5/1/50	175	151
	Boeing Co.	5.930%	5/1/60	135	114
	Boston Properties LP	3.250%	1/30/31	300	227
[5]	Boyne USA Inc.	4.750%	5/15/29	3	3
[4]	BP Capital Markets America Inc.	3.017%	1/16/27	120	111
	BP Capital Markets America Inc.	4.234%	11/6/28	300	282
	BP Capital Markets America Inc.	4.812%	2/13/33	660	603
	Bristol-Myers Squibb Co.	3.400%	7/26/29	428	384
	Bristol-Myers Squibb Co.	1.450%	11/13/30	15	11
[11]	Bristol-Myers Squibb Co.	5.750%	2/1/31	290	289
	Bristol-Myers Squibb Co.	2.950%	3/15/32	95	77
	Bristol-Myers Squibb Co.	2.550%	11/13/50	120	64
[5]	Broadcom Inc.	1.950%	2/15/28	50	42
	Broadcom Inc.	5.000%	4/15/30	120	112
	Broadcom Inc.	4.150%	11/15/30	530	461
[5]	Broadcom Inc.	4.150%	4/15/32	185	156
[5]	Broadcom Inc.	3.419%	4/15/33	120	93
[5]	Broadcom Inc.	3.137%	11/15/35	360	254
[5]	Broadcom Inc.	3.187%	11/15/36	145	100
[5]	Broadcom Inc.	4.926%	5/15/37	230	191
[5]	Broadcom Inc.	3.500%	2/15/41	60	40
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	325	310
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	300	259
[5]	Cable One Inc.	4.000%	11/15/30	2	1
[5]	Calpine Corp.	5.125%	3/15/28	25	22
	Camden Property Trust	3.350%	11/1/49	110	69
[5]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	30	28
	Campbell Soup Co.	2.375%	4/24/30	468	371
	Capital One Financial Corp.	3.750%	3/9/27	90	81
	Capital One Financial Corp.	5.468%	2/1/29	90	84
	Capital One Financial Corp.	6.312%	6/8/29	170	163
[4,11]	Capital One Financial Corp.	7.624%	10/30/31	430	430
	Capital One Financial Corp.	2.618%	11/2/32	175	123
16

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	5.817%	2/1/34	250	218
	Capital One Financial Corp.	6.377%	6/8/34	450	411
[4]	Capital One NA	2.280%	1/28/26	300	283
[5]	Cargill Inc.	4.750%	4/24/33	130	119
[5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	10	9
[5]	Carnival Corp.	5.750%	3/1/27	24	21
[5]	Carnival Corp.	9.875%	8/1/27	5	5
[5]	Carnival Corp.	4.000%	8/1/28	25	22
[5]	Carnival Corp.	6.000%	5/1/29	5	4
[5]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	5	5
[5]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	18	14
[5]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	8	6
	Caterpillar Financial Services Corp.	4.800%	1/6/26	370	365
	Cboe Global Markets Inc.	1.625%	12/15/30	92	69
[5]	CCO Holdings LLC	6.375%	9/1/29	15	14
[5]	CCO Holdings LLC	4.750%	3/1/30	45	37
[5]	CDI Escrow Issuer Inc.	5.750%	4/1/30	5	4
	Cencora Inc.	2.700%	3/15/31	230	182
	Cencora Inc.	4.300%	12/15/47	80	58
	Centene Corp.	2.450%	7/15/28	145	122
	Centene Corp.	3.000%	10/15/30	14	11
	Centene Corp.	2.625%	8/1/31	60	45
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	110	108
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	30	24
[4]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	68	55
[4]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	90	80
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	40	37
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	65	45
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	40	35
	CenterPoint Energy Inc.	2.950%	3/1/30	10	8
	CenterPoint Energy Inc.	2.650%	6/1/31	190	148
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	200	151
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	35
	Charles Schwab Corp.	2.450%	3/3/27	130	115
	Charles Schwab Corp.	5.643%	5/19/29	35	34
	Charles Schwab Corp.	5.853%	5/19/34	225	206
[5]	Chart Industries Inc.	7.500%	1/1/30	5	5
[5]	Chart Industries Inc.	9.500%	1/1/31	2	2
	Charter Communications Operating LLC	4.200%	3/15/28	70	64
	Charter Communications Operating LLC	5.050%	3/30/29	80	74
	Charter Communications Operating LLC	3.500%	3/1/42	200	118
	Charter Communications Operating LLC	6.484%	10/23/45	85	72
	Charter Communications Operating LLC	5.375%	5/1/47	285	206
[5]	Chemours Co.	4.625%	11/15/29	32	25
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	70	61
	Cheniere Energy Inc.	4.625%	10/15/28	25	23
	Cheniere Energy Partners LP	4.000%	3/1/31	25	21
	Cheniere Energy Partners LP	3.250%	1/31/32	110	85
[5]	Cheniere Energy Partners LP	5.950%	6/30/33	125	117
	Chevron Corp.	2.236%	5/11/30	75	61
	Chevron USA Inc.	3.250%	10/15/29	50	44
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	150	83
	Chubb INA Holdings Inc.	1.375%	9/15/30	220	165
	Chubb INA Holdings Inc.	4.350%	11/3/45	82	64
[5]	Churchill Downs Inc.	5.500%	4/1/27	23	22
17

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Churchill Downs Inc.	4.750%	1/15/28	41	37
	Cigna Group	1.250%	3/15/26	150	135
	Cigna Group	2.375%	3/15/31	75	58
	Cigna Group	4.800%	8/15/38	155	131
	Cigna Group	3.400%	3/15/50	150	93
	Citigroup Inc.	3.200%	10/21/26	100	92
	Citigroup Inc.	4.300%	11/20/26	150	141
	Citigroup Inc.	4.450%	9/29/27	125	115
	Citigroup Inc.	4.125%	7/25/28	200	179
[4]	Citigroup Inc.	4.075%	4/23/29	80	73
[4]	Citigroup Inc.	2.976%	11/5/30	140	115
[4]	Citigroup Inc.	2.572%	6/3/31	500	391
	Citigroup Inc.	2.561%	5/1/32	165	125
	Citigroup Inc.	2.520%	11/3/32	250	186
	Citigroup Inc.	6.174%	5/25/34	130	121
	Citigroup Inc.	4.650%	7/30/45	90	69
	Citigroup Inc.	4.650%	7/23/48	55	42
[4]	City of Hope	4.378%	8/15/48	80	58
[5]	Civitas Resources Inc.	8.750%	7/1/31	10	10
[5]	Clarios Global LP	6.750%	5/15/25	5	5
[5]	Clarios Global LP	8.500%	5/15/27	17	17
[5]	Cloud Software Group Inc.	6.500%	3/31/29	5	4
	CME Group Inc.	2.650%	3/15/32	200	159
	CMS Energy Corp.	3.450%	8/15/27	90	82
	CMS Energy Corp.	4.875%	3/1/44	135	110
[5]	CNX Resources Corp.	7.375%	1/15/31	5	5
	Comcast Corp.	3.150%	2/15/28	225	204
	Comcast Corp.	4.150%	10/15/28	70	65
	Comcast Corp.	2.650%	2/1/30	275	228
	Comcast Corp.	4.400%	8/15/35	90	77
	Comcast Corp.	6.550%	7/1/39	80	80
	Comcast Corp.	3.250%	11/1/39	145	100
	Comcast Corp.	4.500%	1/15/43	140	105
	Comcast Corp.	4.700%	10/15/48	134	107
	Comcast Corp.	4.950%	10/15/58	65	52
	Comcast Corp.	2.650%	8/15/62	263	128
	Comcast Corp.	2.987%	11/1/63	413	212
[4]	CommonSpirit Health	4.350%	11/1/42	220	169
	Commonwealth Edison Co.	3.800%	10/1/42	115	82
[4]	Commonwealth Edison Co.	3.125%	3/15/51	50	29
	Commonwealth Edison Co.	5.300%	2/1/53	180	156
[5]	CommScope Inc.	7.125%	7/1/28	21	8
	Conagra Brands Inc.	5.300%	10/1/26	175	172
	ConocoPhillips Co.	6.950%	4/15/29	100	107
	ConocoPhillips Co.	4.300%	11/15/44	65	50
	ConocoPhillips Co.	3.800%	3/15/52	40	27
	ConocoPhillips Co.	5.300%	5/15/53	75	65
	ConocoPhillips Co.	5.700%	9/15/63	40	36
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	65	57
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	160	144
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	70
	Constellation Brands Inc.	4.900%	5/1/33	230	208
	Constellation Energy Generation LLC	6.250%	10/1/39	100	93
	Constellation Energy Generation LLC	6.500%	10/1/53	350	330
[5]	Continental Resources Inc.	2.268%	11/15/26	100	89
18

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Continental Resources Inc.	2.875%	4/1/32	40	30
	Corebridge Financial Inc.	3.500%	4/4/25	100	96
	Corebridge Financial Inc.	3.650%	4/5/27	90	82
	Corebridge Financial Inc.	3.850%	4/5/29	170	150
	Corebridge Financial Inc.	3.900%	4/5/32	100	82
	Corebridge Financial Inc.	4.350%	4/5/42	100	72
	Corebridge Financial Inc.	4.400%	4/5/52	150	104
	Corporate Office Properties LP	2.250%	3/15/26	175	158
	Corporate Office Properties LP	2.750%	4/15/31	105	77
	Coterra Energy Inc.	4.375%	3/15/29	130	119
[5]	Coty Inc.	6.625%	7/15/30	2	2
[5]	Cox Communications Inc.	4.800%	2/1/35	100	84
	Crown Castle Inc.	4.750%	5/15/47	125	92
[5]	CrownRock LP	5.625%	10/15/25	14	14
[5]	CSC Holdings LLC	5.750%	1/15/30	5	3
[5]	CSC Holdings LLC	4.625%	12/1/30	11	6
[5]	CSC Holdings LLC	3.375%	2/15/31	10	6
	CSX Corp.	4.750%	11/15/48	190	151
	CubeSmart LP	2.250%	12/15/28	225	186
	CVS Health Corp.	5.125%	2/21/30	365	343
	CVS Health Corp.	4.875%	7/20/35	80	69
	CVS Health Corp.	4.780%	3/25/38	419	346
	CVS Health Corp.	4.125%	4/1/40	135	100
	CVS Health Corp.	5.125%	7/20/45	85	68
	CVS Health Corp.	5.875%	6/1/53	270	236
	CVS Health Corp.	6.000%	6/1/63	130	112
	Dana Inc.	4.500%	2/15/32	17	13
[5]	DaVita Inc.	3.750%	2/15/31	10	7
	DCP Midstream Operating LP	5.625%	7/15/27	6	6
[5]	DCP Midstream Operating LP	6.750%	9/15/37	300	296
	Dell International LLC	6.020%	6/15/26	80	80
	Dell International LLC	4.900%	10/1/26	447	435
	Dell International LLC	6.100%	7/15/27	40	40
	Dell International LLC	6.200%	7/15/30	125	124
	Dell International LLC	8.350%	7/15/46	69	77
	Delta Air Lines Inc.	2.900%	10/28/24	12	11
[5]	Delta Air Lines Inc.	4.750%	10/20/28	1,168	1,098
	Delta Air Lines Inc.	3.750%	10/28/29	15	13
	Devon Energy Corp.	5.850%	12/15/25	40	40
	Devon Energy Corp.	5.875%	6/15/28	9	9
	Devon Energy Corp.	5.600%	7/15/41	50	42
	DH Europe Finance II Sarl	2.600%	11/15/29	125	106
[5]	Diamond Foreign Asset Co.	8.500%	10/1/30	5	5
	Diamondback Energy Inc.	3.125%	3/24/31	15	12
	Diamondback Energy Inc.	6.250%	3/15/33	135	133
[8]	Digital Dutch Finco BV	0.625%	7/15/25	1,400	1,375
[5]	Directv Financing LLC	5.875%	8/15/27	36	32
	Discovery Communications LLC	4.900%	3/11/26	337	328
	Discovery Communications LLC	6.350%	6/1/40	156	136
	Discovery Communications LLC	4.000%	9/15/55	62	36
[5]	DISH DBS Corp.	5.250%	12/1/26	15	12
[5]	DISH DBS Corp.	5.750%	12/1/28	10	7
	DISH DBS Corp.	5.125%	6/1/29	15	8
[5]	DISH Network Corp.	11.750%	11/15/27	19	19
[4]	Dominion Energy Inc.	4.050%	9/15/42	170	119
19

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	40	36
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	240	190
	Dominion Energy South Carolina Inc.	6.250%	10/15/53	185	180
	Dow Chemical Co.	2.100%	11/15/30	100	77
	Dow Chemical Co.	4.375%	11/15/42	120	89
[5]	DT Midstream Inc.	4.125%	6/15/29	26	22
[5]	DT Midstream Inc.	4.375%	6/15/31	20	17
	DTE Electric Co.	3.700%	6/1/46	75	52
	Duke Energy Carolinas LLC	2.450%	2/1/30	85	70
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	18
	Duke Energy Carolinas LLC	4.250%	12/15/41	125	95
	Duke Energy Corp.	3.500%	6/15/51	100	61
	Duke Energy Florida LLC	3.400%	10/1/46	35	22
	Duke Energy Indiana LLC	2.750%	4/1/50	75	40
	Duke Energy Indiana LLC	5.400%	4/1/53	185	159
	Duke Energy Ohio Inc.	5.650%	4/1/53	90	80
	Duke Energy Progress LLC	4.100%	5/15/42	200	149
	Duke Energy Progress LLC	2.500%	8/15/50	170	87
	DuPont de Nemours Inc.	5.319%	11/15/38	40	36
	eBay Inc.	5.900%	11/22/25	5	5
	eBay Inc.	5.950%	11/22/27	75	75
[5]	Element Solutions Inc.	3.875%	9/1/28	16	14
	Elevance Health Inc.	3.125%	5/15/50	190	113
	Elevance Health Inc.	6.100%	10/15/52	155	147
	Eli Lilly & Co.	2.500%	9/15/60	100	51
[5]	Emerald Debt Merger Sub LLC	6.625%	12/15/30	10	10
	Emerson Electric Co.	2.200%	12/21/31	90	70
[5]	Endeavor Energy Resources LP	5.750%	1/30/28	15	14
[5]	Energizer Holdings Inc.	4.750%	6/15/28	33	28
	Energy Transfer LP	4.400%	3/15/27	240	226
	Energy Transfer LP	3.750%	5/15/30	30	26
	Energy Transfer LP	6.400%	12/1/30	230	227
	Energy Transfer LP	5.750%	2/15/33	130	122
	Energy Transfer LP	6.550%	12/1/33	230	227
	Energy Transfer LP	6.050%	6/1/41	205	178
	Energy Transfer LP	6.500%	2/1/42	100	92
	Energy Transfer LP	5.300%	4/1/44	75	59
	Energy Transfer LP	5.150%	3/15/45	55	43
	Energy Transfer LP	6.250%	4/15/49	70	62
[5]	EnLink Midstream LLC	5.625%	1/15/28	7	7
	EnLink Midstream LLC	5.375%	6/1/29	15	14
[5]	Entegris Escrow Corp.	4.750%	4/15/29	190	171
[5]	Entegris Escrow Corp.	5.950%	6/15/30	45	41
	Entergy Arkansas LLC	2.650%	6/15/51	100	52
	Entergy Corp.	2.800%	6/15/30	90	73
	Entergy Louisiana LLC	3.250%	4/1/28	593	532
	Enterprise Products Operating LLC	2.800%	1/31/30	80	67
	Enterprise Products Operating LLC	5.350%	1/31/33	150	143
	Enterprise Products Operating LLC	4.850%	3/15/44	215	178
	Enterprise Products Operating LLC	4.900%	5/15/46	40	33
	Enterprise Products Operating LLC	4.250%	2/15/48	50	37
	Enterprise Products Operating LLC	3.700%	1/31/51	70	47
	EOG Resources Inc.	4.375%	4/15/30	45	42
	EOG Resources Inc.	3.900%	4/1/35	20	16
[5]	EQM Midstream Partners LP	7.500%	6/1/27	10	10
20

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	EQM Midstream Partners LP	6.500%	7/1/27	16	16
	EQM Midstream Partners LP	5.500%	7/15/28	15	14
[5]	EQM Midstream Partners LP	7.500%	6/1/30	10	10
	EQT Corp.	3.900%	10/1/27	96	88
	Equitable Holdings Inc.	5.594%	1/11/33	290	267
	Equitable Holdings Inc.	5.000%	4/20/48	115	88
[5]	ERAC USA Finance LLC	4.600%	5/1/28	200	190
[5]	ERAC USA Finance LLC	7.000%	10/15/37	180	187
	ERP Operating LP	4.500%	7/1/44	135	101
	Essex Portfolio LP	4.500%	3/15/48	60	43
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	96	58
	Evergy Kansas Central Inc.	3.250%	9/1/49	150	90
[4]	Eversource Energy	1.400%	8/15/26	110	97
	Exelon Corp.	3.400%	4/15/26	125	118
	Exelon Corp.	5.150%	3/15/28	210	204
	Exelon Corp.	3.350%	3/15/32	200	162
	Exelon Corp.	4.450%	4/15/46	165	122
	Exelon Corp.	4.100%	3/15/52	100	68
	Extra Space Storage LP	5.500%	7/1/30	70	66
	Extra Space Storage LP	2.400%	10/15/31	80	60
	Exxon Mobil Corp.	4.227%	3/19/40	155	126
	Exxon Mobil Corp.	4.114%	3/1/46	55	42
	FedEx Corp.	3.875%	8/1/42	30	21
	FedEx Corp.	4.550%	4/1/46	70	53
	FedEx Corp.	4.050%	2/15/48	70	49
	Fifth Third Bancorp	1.707%	11/1/27	70	60
	Fifth Third Bancorp	3.950%	3/14/28	350	313
	Fifth Third Bancorp	6.339%	7/27/29	310	300
	Fifth Third Bancorp	4.337%	4/25/33	200	163
[4]	Fifth Third Bank NA	3.950%	7/28/25	300	288
	FirstEnergy Corp.	2.650%	3/1/30	150	121
[4]	FirstEnergy Corp.	2.250%	9/1/30	60	46
[5]	FirstEnergy Transmission LLC	2.866%	9/15/28	260	223
[5]	FirstEnergy Transmission LLC	4.550%	4/1/49	100	74
	Fiserv Inc.	5.600%	3/2/33	120	113
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	220	199
	FMC Corp.	5.150%	5/18/26	100	96
	FMC Corp.	4.500%	10/1/49	30	20
	FMC Corp.	6.375%	5/18/53	225	189
	Ford Motor Credit Co. LLC	4.950%	5/28/27	45	42
	Ford Motor Credit Co. LLC	4.125%	8/17/27	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	22	20
	Ford Motor Credit Co. LLC	6.800%	5/12/28	20	20
	Ford Motor Credit Co. LLC	2.900%	2/10/29	53	43
	Ford Motor Credit Co. LLC	7.200%	6/10/30	10	10
[5]	Fortrea Holdings Inc.	7.500%	7/1/30	7	7
	Fox Corp.	6.500%	10/13/33	225	220
	Freeport-McMoRan Inc.	4.375%	8/1/28	30	27
	Freeport-McMoRan Inc.	5.250%	9/1/29	50	47
	Freeport-McMoRan Inc.	4.250%	3/1/30	10	9
	Freeport-McMoRan Inc.	4.625%	8/1/30	40	35
	Freeport-McMoRan Inc.	5.450%	3/15/43	10	8
[5]	Frontier Communications Holdings LLC	5.000%	5/1/28	16	14
[5]	Frontier Communications Holdings LLC	6.000%	1/15/30	7	5
	FS KKR Capital Corp.	3.400%	1/15/26	220	201
21

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Gartner Inc.	3.750%	10/1/30	2	2
[5]	Gates Global LLC	6.250%	1/15/26	5	5
	GATX Corp.	3.500%	6/1/32	100	79
	GE HealthCare Technologies Inc.	5.600%	11/15/25	220	219
	GE HealthCare Technologies Inc.	5.857%	3/15/30	110	107
	GE HealthCare Technologies Inc.	5.905%	11/22/32	100	97
	GE HealthCare Technologies Inc.	6.377%	11/22/52	100	97
	General Dynamics Corp.	3.250%	4/1/25	16	15
	General Dynamics Corp.	4.250%	4/1/40	95	77
	General Mills Inc.	4.150%	2/15/43	70	52
	General Motors Co.	6.125%	10/1/25	150	150
	General Motors Co.	5.200%	4/1/45	88	65
	General Motors Financial Co. Inc.	3.500%	11/7/24	400	389
	General Motors Financial Co. Inc.	2.750%	6/20/25	390	368
	General Motors Financial Co. Inc.	6.050%	10/10/25	650	647
	General Motors Financial Co. Inc.	1.250%	1/8/26	455	408
	General Motors Financial Co. Inc.	1.500%	6/10/26	60	53
	General Motors Financial Co. Inc.	5.850%	4/6/30	150	142
	General Motors Financial Co. Inc.	6.400%	1/9/33	170	163
	Genesis Energy LP	6.500%	10/1/25	4	4
	Georgia Power Co.	4.700%	5/15/32	80	72
	Georgia Power Co.	4.950%	5/17/33	510	466
	Georgia Power Co.	4.300%	3/15/42	130	99
[5]	Georgia-Pacific LLC	1.750%	9/30/25	245	227
[5]	Georgia-Pacific LLC	2.300%	4/30/30	165	132
	Gilead Sciences Inc.	4.150%	3/1/47	190	140
[5]	Global Atlantic Fin Co.	7.950%	6/15/33	220	205
	Global Payments Inc.	1.500%	11/15/24	120	114
	Goldman Sachs Group Inc.	1.431%	3/9/27	265	235
	Goldman Sachs Group Inc.	2.615%	4/22/32	120	91
	Goldman Sachs Group Inc.	6.750%	10/1/37	300	293
[9]	Goldman Sachs Group Inc.	6.875%	1/18/38	400	468
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	255	202
	Goldman Sachs Group Inc.	3.210%	4/22/42	100	65
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	90	71
	Goldman Sachs Group Inc.	4.750%	10/21/45	85	68
[4,6,7]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	5.738%	5/2/24	300	191
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	15	13
[5]	Graphic Packaging International LLC	3.500%	3/15/28	1	1
[5]	Graphic Packaging International LLC	3.750%	2/1/30	2	2
[5]	GTCR W-2 Merger Sub LLC	7.500%	1/15/31	5	5
	Haleon US Capital LLC	3.625%	3/24/32	190	158
[5]	Hanesbrands Inc.	9.000%	2/15/31	5	5
[5]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	230	203
	HCA Inc.	3.625%	3/15/32	345	277
	HCA Inc.	5.250%	6/15/49	115	88
	Healthpeak OP LLC	5.250%	12/15/32	170	154
	Helmerich & Payne Inc.	2.900%	9/29/31	220	169
	Hershey Co.	4.500%	5/4/33	80	74
	Hess Corp.	7.300%	8/15/31	5	5
[5]	Hilcorp Energy I LP	5.750%	2/1/29	5	4
[5]	Hilcorp Energy I LP	6.000%	2/1/31	6	5
	Home Depot Inc.	3.900%	12/6/28	130	121
	Home Depot Inc.	2.950%	6/15/29	85	75
	Home Depot Inc.	2.700%	4/15/30	15	13
22

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	3.250%	4/15/32	125	104
	Home Depot Inc.	3.900%	6/15/47	125	89
	Home Depot Inc.	4.500%	12/6/48	75	59
	Home Depot Inc.	4.950%	9/15/52	55	46
	Home Depot Inc.	3.500%	9/15/56	70	44
	Hormel Foods Corp.	1.700%	6/3/28	50	42
	Hormel Foods Corp.	1.800%	6/11/30	10	8
	HP Inc.	4.000%	4/15/29	220	199
	HP Inc.	2.650%	6/17/31	86	66
	Huntington Bancshares Inc.	6.208%	8/21/29	400	384
	Huntington Bancshares Inc.	5.023%	5/17/33	468	401
[5]	Imola Merger Corp.	4.750%	5/15/29	22	19
	Ingersoll Rand Inc.	5.400%	8/14/28	140	136
[5]	Ingevity Corp.	3.875%	11/1/28	7	6
	Intel Corp.	5.125%	2/10/30	160	155
	Intel Corp.	5.200%	2/10/33	100	94
	Intel Corp.	5.625%	2/10/43	80	73
	Intel Corp.	3.050%	8/12/51	200	114
	Intel Corp.	4.900%	8/5/52	100	80
	Intel Corp.	5.900%	2/10/63	60	54
	Intercontinental Exchange Inc.	4.950%	6/15/52	70	57
	Intercontinental Exchange Inc.	3.000%	9/15/60	50	27
	Intercontinental Exchange Inc.	5.200%	6/15/62	20	17
	International Business Machines Corp.	3.300%	5/15/26	160	151
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	100	63
	Invesco Finance plc	5.375%	11/30/43	55	47
[5]	IQVIA Inc.	6.500%	5/15/30	10	10
[5]	ITC Holdings Corp.	4.950%	9/22/27	50	48
	ITC Holdings Corp.	3.350%	11/15/27	320	290
[5]	ITC Holdings Corp.	2.950%	5/14/30	150	122
	J M Smucker Co.	6.500%	11/15/43	185	175
	J M Smucker Co.	6.500%	11/15/53	185	174
	Jacobs Engineering Group Inc.	5.900%	3/1/33	110	102
	JBS USA LUX SA	5.750%	4/1/33	220	193
[5]	JBS USA LUX SA	6.750%	3/15/34	145	136
[5]	JBS USA LUX SA	7.250%	11/15/53	115	102
[4]	John Deere Capital Corp.	4.850%	10/11/29	300	291
[4]	John Deere Capital Corp.	5.150%	9/8/33	190	181
	JPMorgan Chase & Co.	1.578%	4/22/27	500	446
	JPMorgan Chase & Co.	4.851%	7/25/28	140	134
	JPMorgan Chase & Co.	2.580%	4/22/32	135	104
	JPMorgan Chase & Co.	4.586%	4/26/33	100	88
	JPMorgan Chase & Co.	5.350%	6/1/34	130	120
	JPMorgan Chase & Co.	6.400%	5/15/38	150	151
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	62	47
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	240	159
	JPMorgan Chase & Co.	5.600%	7/15/41	81	75
	JPMorgan Chase & Co.	2.525%	11/19/41	190	114
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	70	49
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	70	41
	JPMorgan Chase & Co.	3.328%	4/22/52	290	178
[5]	Kaiser Aluminum Corp.	4.500%	6/1/31	20	15
	Kaiser Foundation Hospitals	3.150%	5/1/27	347	322
	Kenvue Inc.	5.100%	3/22/43	95	84
	Keurig Dr Pepper Inc.	4.500%	11/15/45	330	249
23

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	KeyBank NA	4.150%	8/8/25	100	93
	KeyBank NA	5.000%	1/26/33	50	40
	Kimco Realty OP LLC	4.250%	4/1/45	75	52
	Kimco Realty OP LLC	3.700%	10/1/49	70	43
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	385	352
	Kinder Morgan Inc.	4.800%	2/1/33	180	158
	KLA Corp.	5.000%	3/15/49	116	97
	Kraft Heinz Foods Co.	3.875%	5/15/27	236	221
	Kraft Heinz Foods Co.	3.750%	4/1/30	340	298
	Kraft Heinz Foods Co.	4.875%	10/1/49	27	21
	Kroger Co.	2.200%	5/1/30	225	176
	Kroger Co.	3.875%	10/15/46	125	83
[4]	L3Harris Technologies Inc.	4.400%	6/15/28	210	196
	L3Harris Technologies Inc.	5.400%	7/31/33	370	346
	L3Harris Technologies Inc.	5.054%	4/27/45	30	25
[5]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	20	16
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	6	6
	Leidos Inc.	5.750%	3/15/33	103	96
[5]	Level 3 Financing Inc.	4.625%	9/15/27	7	5
[5]	Level 3 Financing Inc.	3.625%	1/15/29	10	5
[5]	Level 3 Financing Inc.	3.875%	11/15/29	5	5
[5]	Level 3 Financing Inc.	10.500%	5/15/30	5	5
[5]	LifePoint Health Inc.	11.000%	10/15/30	3	3
[8]	Linde plc	1.625%	3/31/35	1,400	1,137
[5]	Lithia Motors Inc.	4.625%	12/15/27	15	14
[5]	Lithia Motors Inc.	3.875%	6/1/29	52	43
[5]	Lithia Motors Inc.	4.375%	1/15/31	2	2
[5]	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	31	30
	Lockheed Martin Corp.	4.500%	5/15/36	665	582
	Lockheed Martin Corp.	4.300%	6/15/62	295	216
	Lowe's Cos. Inc.	3.100%	5/3/27	433	397
	Lowe's Cos. Inc.	1.700%	9/15/28	90	74
	Lowe's Cos. Inc.	4.450%	4/1/62	190	130
	LYB International Finance III LLC	3.375%	10/1/40	50	32
	M&T Bank Corp.	7.413%	10/30/29	320	321
	M&T Bank Corp.	5.053%	1/27/34	270	226
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	270	255
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	270	244
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	140	137
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	75	62
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	150	84
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	110	108
[5]	McAfee Corp.	7.375%	2/15/30	11	9
[5]	Medline Borrower LP	3.875%	4/1/29	5	4
[5]	Medline Borrower LP	5.250%	10/1/29	3	3
	Merck & Co. Inc.	1.900%	12/10/28	5	4
	Merck & Co. Inc.	3.400%	3/7/29	40	36
	Merck & Co. Inc.	2.150%	12/10/31	330	254
	Merck & Co. Inc.	4.000%	3/7/49	50	37
	Merck & Co. Inc.	5.150%	5/17/63	160	136
[5]	Meritage Homes Corp.	3.875%	4/15/29	25	21
	Meta Platforms Inc.	5.600%	5/15/53	220	199
	Meta Platforms Inc.	5.750%	5/15/63	150	135
	MetLife Inc.	5.375%	7/15/33	220	206
24

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MetLife Inc.	4.125%	8/13/42	60	45
	MetLife Inc.	4.875%	11/13/43	60	49
	MetLife Inc.	5.250%	1/15/54	60	50
[4,8]	Metropolitan Life Global Funding I	3.750%	12/5/30	600	617
[5]	Midcap Financial Issuer Trust	5.625%	1/15/30	17	13
[5]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,040	1,027
	Mondelez International Inc.	1.500%	2/4/31	200	147
[4]	Morgan Stanley	4.000%	7/23/25	200	194
	Morgan Stanley	4.679%	7/17/26	100	97
	Morgan Stanley	3.950%	4/23/27	270	248
	Morgan Stanley	2.475%	1/21/28	200	177
[8]	Morgan Stanley	0.495%	10/26/29	500	434
[4]	Morgan Stanley	2.699%	1/22/31	635	510
[4,8]	Morgan Stanley	5.148%	1/25/34	800	862
[11]	Morgan Stanley	6.627%	11/1/34	310	310
	Morgan Stanley	5.948%	1/19/38	270	246
[4]	Morgan Stanley	3.971%	7/22/38	90	68
[4]	Morgan Stanley	4.457%	4/22/39	165	132
	Morgan Stanley	6.375%	7/24/42	150	149
	Morgan Stanley	4.300%	1/27/45	30	23
[4]	Morgan Stanley	2.802%	1/25/52	90	50
[4]	Mount Sinai Hospital	3.737%	7/1/49	200	132
	MPLX LP	1.750%	3/1/26	150	136
	MPLX LP	4.500%	4/15/38	240	187
	MPLX LP	5.650%	3/1/53	27	22
	MPT Operating Partnership LP	3.500%	3/15/31	25	15
	Nasdaq Inc.	5.650%	6/28/25	60	60
	Nasdaq Inc.	5.350%	6/28/28	350	341
	Nasdaq Inc.	5.550%	2/15/34	350	324
	Nasdaq Inc.	2.500%	12/21/40	100	58
	Nasdaq Inc.	3.950%	3/7/52	30	20
	Nasdaq Inc.	5.950%	8/15/53	175	156
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	65	43
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	85
	Navient Corp.	9.375%	7/25/30	5	5
[5]	NCL Corp. Ltd.	5.875%	2/15/27	14	13
[5]	NCL Corp. Ltd.	8.125%	1/15/29	3	3
[5]	NCL Corp. Ltd.	7.750%	2/15/29	10	9
[5]	Nestle Holdings Inc.	1.000%	9/15/27	325	276
[5]	Netflix Inc.	3.625%	6/15/25	40	39
	Netflix Inc.	4.875%	4/15/28	355	342
	Netflix Inc.	5.875%	11/15/28	160	161
[8]	Netflix Inc.	4.625%	5/15/29	1,200	1,290
	Netflix Inc.	6.375%	5/15/29	110	113
[4,8]	Netflix Inc.	3.875%	11/15/29	400	414
	Nevada Power Co.	6.000%	3/15/54	30	28
[5]	New York Life Global Funding	4.850%	1/9/28	150	145
	Newell Brands Inc.	6.375%	9/15/27	13	12
	Newell Brands Inc.	6.625%	9/15/29	11	10
	Newmont Corp.	2.800%	10/1/29	130	109
	Newmont Corp.	2.250%	10/1/30	100	78
[5]	News Corp.	3.875%	5/15/29	33	28
[5]	Nexstar Media Inc.	4.750%	11/1/28	40	34
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	540	537
[5]	NextEra Energy Operating Partners LP	4.250%	7/15/24	2	2
25

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NiSource Inc.	5.250%	3/30/28	100	97
	NiSource Inc.	5.400%	6/30/33	60	56
	NiSource Inc.	3.950%	3/30/48	50	34
	NNN REIT Inc.	5.600%	10/15/33	150	138
	Norfolk Southern Corp.	3.050%	5/15/50	120	70
	Northern States Power Co.	6.250%	6/1/36	144	143
	Northrop Grumman Corp.	4.700%	3/15/33	150	137
	Northrop Grumman Corp.	5.250%	5/1/50	125	109
[5]	Novelis Corp.	4.750%	1/30/30	9	8
[5]	Novelis Corp.	3.875%	8/15/31	18	14
	NRG Energy Inc.	6.625%	1/15/27	4	4
	Nucor Corp.	4.400%	5/1/48	70	53
	Nucor Corp.	3.850%	4/1/52	50	34
	NuStar Logistics LP	6.375%	10/1/30	20	18
	NVIDIA Corp.	3.500%	4/1/40	100	75
	Occidental Petroleum Corp.	5.550%	3/15/26	16	16
	Occidental Petroleum Corp.	6.375%	9/1/28	138	139
	Occidental Petroleum Corp.	6.625%	9/1/30	59	59
	Occidental Petroleum Corp.	6.125%	1/1/31	39	38
	Occidental Petroleum Corp.	7.500%	5/1/31	44	46
	Occidental Petroleum Corp.	6.450%	9/15/36	15	15
	Occidental Petroleum Corp.	6.600%	3/15/46	10	10
[5]	Olympus Water US Holding Corp.	4.250%	10/1/28	4	3
[5]	Olympus Water US Holding Corp.	9.750%	11/15/28	20	20
	Omega Healthcare Investors Inc.	3.375%	2/1/31	185	142
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	153	105
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	100	82
	OneMain Finance Corp.	3.500%	1/15/27	15	13
	ONEOK Inc.	5.550%	11/1/26	130	128
	ONEOK Inc.	5.650%	11/1/28	135	132
	ONEOK Partners LP	6.125%	2/1/41	135	122
	Oracle Corp.	2.500%	4/1/25	520	496
	Oracle Corp.	5.800%	11/10/25	150	150
	Oracle Corp.	2.300%	3/25/28	189	162
	Oracle Corp.	2.950%	4/1/30	40	33
	Oracle Corp.	2.875%	3/25/31	270	217
	Oracle Corp.	3.850%	7/15/36	250	190
	Oracle Corp.	3.600%	4/1/40	430	295
	Oracle Corp.	3.650%	3/25/41	150	102
[5]	Organon & Co.	4.125%	4/30/28	16	14
[5]	Organon & Co.	5.125%	4/30/31	10	8
[5]	Owens & Minor Inc.	6.625%	4/1/30	2	2
[5]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	5	5
	Pacific Gas & Electric Co.	3.150%	1/1/26	200	185
	Pacific Gas & Electric Co.	3.000%	6/15/28	100	85
	Pacific Gas & Electric Co.	2.500%	2/1/31	140	104
	Pacific Gas & Electric Co.	6.150%	1/15/33	130	120
	Pacific Gas & Electric Co.	4.500%	7/1/40	100	71
	Pacific Gas & Electric Co.	3.500%	8/1/50	100	56
	PacifiCorp	6.250%	10/15/37	80	76
	PacifiCorp	4.100%	2/1/42	5	4
	PacifiCorp	4.150%	2/15/50	12	8
[5]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	15	13
	Paramount Global	4.750%	5/15/25	158	154
	Paramount Global	6.875%	4/30/36	136	117
26

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global	4.375%	3/15/43	60	36
	Paramount Global	4.950%	5/19/50	170	108
	Parker-Hannifin Corp.	3.650%	6/15/24	260	256
	Parker-Hannifin Corp.	3.250%	6/14/29	300	264
	PayPal Holdings Inc.	3.900%	6/1/27	50	47
	PayPal Holdings Inc.	5.050%	6/1/52	40	34
	PECO Energy Co.	4.150%	10/1/44	130	97
[5]	Penn Entertainment Inc.	5.625%	1/15/27	5	5
[5]	Pennsylvania Electric Co.	5.150%	3/30/26	60	59
[5]	Penske Truck Leasing Co. LP	6.050%	8/1/28	155	152
[5]	Penske Truck Leasing Co. LP	6.200%	6/15/30	56	55
	PepsiCo Inc.	2.625%	7/29/29	305	264
	PepsiCo Inc.	2.750%	3/19/30	25	21
	PepsiCo Inc.	4.200%	7/18/52	25	19
[5]	Performance Food Group Inc.	6.875%	5/1/25	10	10
[5]	Permian Resources Operating LLC	7.750%	2/15/26	10	10
[5]	Permian Resources Operating LLC	5.875%	7/1/29	25	23
	Pfizer Inc.	2.625%	4/1/30	40	33
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	1,460	1,425
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	355	334
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	260	228
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	155	133
	Philip Morris International Inc.	5.000%	11/17/25	230	227
	Philip Morris International Inc.	5.125%	11/17/27	185	180
	Philip Morris International Inc.	5.625%	11/17/29	190	186
	Philip Morris International Inc.	5.125%	2/15/30	105	99
	Philip Morris International Inc.	5.500%	9/7/30	10	10
	Philip Morris International Inc.	1.750%	11/1/30	200	150
	Philip Morris International Inc.	5.750%	11/17/32	140	134
[8]	Philip Morris International Inc.	1.450%	8/1/39	700	417
	Philip Morris International Inc.	4.250%	11/10/44	165	119
	Phillips 66	3.900%	3/15/28	34	31
	Phillips 66	4.650%	11/15/34	40	35
	Phillips 66 Co.	3.150%	12/15/29	177	151
	Pioneer Natural Resources Co.	1.900%	8/15/30	150	117
	Pioneer Natural Resources Co.	2.150%	1/15/31	145	114
	Plains All American Pipeline LP	4.900%	2/15/45	30	22
	PNC Financial Services Group Inc.	2.550%	1/22/30	250	198
	PNC Financial Services Group Inc.	5.068%	1/24/34	410	360
	PNC Financial Services Group Inc.	5.939%	8/18/34	160	149
	PNC Financial Services Group Inc.	6.875%	10/20/34	585	585
	Principal Financial Group Inc.	5.500%	3/15/53	219	183
[8]	Procter & Gamble Co.	3.250%	8/2/31	1,590	1,637
	Progressive Corp.	2.500%	3/15/27	100	90
	Progressive Corp.	4.950%	6/15/33	100	92
[4,8]	Prologis Euro Finance LLC	1.000%	2/8/29	600	532
[4,8]	Prologis Euro Finance LLC	3.875%	1/31/30	196	199
	Prologis LP	1.750%	2/1/31	157	117
	Prologis LP	4.625%	1/15/33	158	142
	Prologis LP	5.250%	6/15/53	230	194
	Prudential Financial Inc.	3.935%	12/7/49	260	176
[4]	Prudential Financial Inc.	4.350%	2/25/50	65	48
[4]	Prudential Financial Inc.	3.700%	3/13/51	70	46
[4]	Public Service Electric & Gas Co.	3.000%	5/15/25	38	37
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	100	68
27

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Public Service Electric & Gas Co.	5.125%	3/15/53	160	138
	Public Storage Operating Co.	1.950%	11/9/28	200	167
[8]	Public Storage Operating Co.	0.500%	9/9/30	555	447
	Public Storage Operating Co.	5.350%	8/1/53	150	129
	Realty Income Corp.	2.200%	6/15/28	160	135
	Realty Income Corp.	4.850%	3/15/30	165	152
[8]	Realty Income Corp.	4.875%	7/6/30	317	332
[5]	Regal Rexnord Corp.	6.050%	4/15/28	60	57
[5]	Regal Rexnord Corp.	6.400%	4/15/33	70	64
	Republic Services Inc.	1.750%	2/15/32	58	42
	Republic Services Inc.	5.000%	4/1/34	90	83
[5]	Roche Holdings Inc.	2.076%	12/13/31	215	165
[5]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	5	4
[5]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	13	13
[5]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	5	5
[5]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	2	2
	RPM International Inc.	4.550%	3/1/29	115	106
	RTX Corp.	5.150%	2/27/33	170	157
	RTX Corp.	5.400%	5/1/35	250	231
	RTX Corp.	4.625%	11/16/48	160	123
	RTX Corp.	5.375%	2/27/53	140	119
[11]	Ryder System Inc.	6.600%	12/1/33	365	362
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	110	109
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	110	101
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	250	224
	Sabra Health Care LP	3.200%	12/1/31	320	236
	Santander Holdings USA Inc.	6.499%	3/9/29	380	367
	SBA Communications Corp.	3.125%	2/1/29	17	14
[5]	Scripps Escrow Inc.	5.875%	7/15/27	15	11
[5]	Scripps Escrow II Inc.	5.375%	1/15/31	5	3
[5]	Seagate HDD Cayman	8.250%	12/15/29	2	2
[5]	Seagate HDD Cayman	8.500%	7/15/31	3	3
[5]	Sealed Air Corp.	6.125%	2/1/28	5	5
[5]	Sealed Air Corp.	5.000%	4/15/29	7	6
	Sempra	3.700%	4/1/29	175	155
	Sherwin-Williams Co.	4.500%	6/1/47	80	60
	Simon Property Group LP	3.500%	9/1/25	270	259
[5]	Sirius XM Radio Inc.	5.000%	8/1/27	10	9
	Southern California Edison Co.	5.300%	3/1/28	110	108
	Southern California Edison Co.	5.650%	10/1/28	600	594
[4]	Southern California Edison Co.	4.200%	3/1/29	100	92
	Southern California Edison Co.	4.500%	9/1/40	50	39
[4]	Southern California Edison Co.	3.900%	3/15/43	50	35
	Southern California Edison Co.	4.000%	4/1/47	50	34
[4]	Southern California Gas Co.	2.550%	2/1/30	330	268
	Southern California Gas Co.	3.750%	9/15/42	50	34
	Southern Co.	4.475%	8/1/24	520	513
	Southern Co.	5.150%	10/6/25	130	128
[4]	Southern Co.	3.700%	4/30/30	30	26
	Southern Co.	5.700%	10/15/32	100	96
	Southern Co.	4.400%	7/1/46	30	22
	Southwest Airlines Co.	5.250%	5/4/25	70	69
	Southwest Airlines Co.	5.125%	6/15/27	80	77
	Southwest Airlines Co.	2.625%	2/10/30	250	202
[5]	Spirit AeroSystems Inc.	7.500%	4/15/25	4	4
28

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Spirit AeroSystems Inc.	9.375%	11/30/29	9	9
	Sprint Capital Corp.	6.875%	11/15/28	120	123
	Sprint Capital Corp.	8.750%	3/15/32	200	225
	Sprint LLC	7.625%	3/1/26	40	41
[5]	SS&C Technologies Inc.	5.500%	9/30/27	9	8
	Stanley Black & Decker Inc.	2.300%	3/15/30	45	35
[5]	Star Parent Inc.	9.000%	10/1/30	8	8
	Starbucks Corp.	3.500%	11/15/50	125	80
	State Street Corp.	5.820%	11/4/28	200	198
	State Street Corp.	4.821%	1/26/34	120	106
	Steel Dynamics Inc.	3.450%	4/15/30	100	85
	Sun Communities Operating LP	2.300%	11/1/28	200	164
[5]	Sunoco LP	7.000%	9/15/28	10	10
	Synovus Bank	5.625%	2/15/28	250	222
	Targa Resources Partners LP	6.500%	7/15/27	50	49
	Targa Resources Partners LP	5.000%	1/15/28	50	47
	Targa Resources Partners LP	6.875%	1/15/29	30	30
	Targa Resources Partners LP	4.875%	2/1/31	50	44
	Target Corp.	4.800%	1/15/53	60	49
	Tenet Healthcare Corp.	4.875%	1/1/26	40	38
	Tenet Healthcare Corp.	6.250%	2/1/27	10	10
	Tenet Healthcare Corp.	4.250%	6/1/29	13	11
[5]	Tenet Healthcare Corp.	6.750%	5/15/31	15	14
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	50	42
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	100	75
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	220	205
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	170	108
	Time Warner Cable LLC	5.875%	11/15/40	343	271
	Time Warner Cable LLC	4.500%	9/15/42	75	49
	T-Mobile USA Inc.	3.375%	4/15/29	245	213
	T-Mobile USA Inc.	3.875%	4/15/30	170	148
	T-Mobile USA Inc.	5.050%	7/15/33	250	226
	T-Mobile USA Inc.	6.000%	6/15/54	230	208
	T-Mobile USA Inc.	3.600%	11/15/60	255	148
	Toll Brothers Finance Corp.	3.800%	11/1/29	65	56
[5]	TopBuild Corp.	3.625%	3/15/29	5	4
[5]	TopBuild Corp.	4.125%	2/15/32	10	8
[4]	Toyota Motor Credit Corp.	1.900%	1/13/27	270	241
[4]	Toyota Motor Credit Corp.	3.050%	3/22/27	300	277
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5	5
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	90	75
[5]	TransDigm Inc.	6.250%	3/15/26	24	23
[5]	TransDigm Inc.	6.750%	8/15/28	5	5
[5]	TransDigm Inc.	6.875%	12/15/30	10	10
[5]	Transocean Inc.	8.750%	2/15/30	9	9
[5]	Transocean Titan Financing Ltd.	8.375%	2/1/28	2	2
	Travelers Cos. Inc.	3.750%	5/15/46	260	180
	Trimble Inc.	6.100%	3/15/33	140	134
[5]	Triumph Group Inc.	9.000%	3/15/28	14	14
[4]	Truist Financial Corp.	6.047%	6/8/27	140	137
[4]	Truist Financial Corp.	7.161%	10/30/29	102	103
[4]	Truist Financial Corp.	5.122%	1/26/34	160	137
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	165	156
	Tyco Electronics Group SA	2.500%	2/4/32	150	117
[4]	UDR Inc.	2.950%	9/1/26	15	14
29

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Electric Co.	4.000%	4/1/48	65	45
	Union Electric Co.	3.250%	10/1/49	75	44
	Union Electric Co.	3.900%	4/1/52	150	103
	Union Pacific Corp.	3.950%	9/10/28	150	140
	Union Pacific Corp.	3.250%	2/5/50	270	170
	Union Pacific Corp.	3.839%	3/20/60	35	23
	Union Pacific Corp.	3.850%	2/14/72	185	117
[5]	United Airlines Inc.	4.375%	4/15/26	42	39
[5]	United Airlines Inc.	4.625%	4/15/29	35	30
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	39	38
[5]	United Natural Foods Inc.	6.750%	10/15/28	9	7
	United Parcel Service Inc.	6.200%	1/15/38	260	266
	United Parcel Service Inc.	5.300%	4/1/50	60	54
	UnitedHealth Group Inc.	3.700%	5/15/27	40	38
	UnitedHealth Group Inc.	5.250%	2/15/28	165	164
	UnitedHealth Group Inc.	5.350%	2/15/33	360	346
	UnitedHealth Group Inc.	2.750%	5/15/40	100	65
	UnitedHealth Group Inc.	4.375%	3/15/42	215	170
	UnitedHealth Group Inc.	3.250%	5/15/51	100	61
	UnitedHealth Group Inc.	6.050%	2/15/63	200	191
[5]	Univision Communications Inc.	5.125%	2/15/25	5	5
[5]	Univision Communications Inc.	7.375%	6/30/30	15	13
[4]	US Bancorp	4.548%	7/22/28	500	464
	US Bancorp	4.653%	2/1/29	150	138
	US Bancorp	5.775%	6/12/29	150	144
	US Bancorp	5.850%	10/21/33	200	184
	US Bancorp	4.839%	2/1/34	80	68
	US Bancorp	5.836%	6/12/34	220	203
[5]	US Foods Inc.	6.875%	9/15/28	2	2
[5]	US Foods Inc.	7.250%	1/15/32	3	3
[5]	Valaris Ltd.	8.375%	4/30/30	16	16
	Valero Energy Corp.	4.350%	6/1/28	48	45
	Valero Energy Corp.	3.650%	12/1/51	100	61
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	20	17
[5]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	5	5
[5]	Venture Global LNG Inc.	8.125%	6/1/28	3	3
[5]	Venture Global LNG Inc.	9.500%	2/1/29	5	5
[5]	Venture Global LNG Inc.	8.375%	6/1/31	15	14
[5]	Veralto Corp.	5.500%	9/18/26	440	435
	Verisk Analytics Inc.	5.500%	6/15/45	100	85
	Verizon Communications Inc.	2.100%	3/22/28	590	503
[8]	Verizon Communications Inc.	0.375%	3/22/29	700	610
	Verizon Communications Inc.	1.500%	9/18/30	285	213
	Verizon Communications Inc.	4.400%	11/1/34	140	118
	Verizon Communications Inc.	5.250%	3/16/37	170	153
[4,8]	Verizon Communications Inc.	2.875%	1/15/38	300	259
	Verizon Communications Inc.	4.812%	3/15/39	110	91
	Verizon Communications Inc.	2.650%	11/20/40	75	45
	Verizon Communications Inc.	3.850%	11/1/42	30	21
	Verizon Communications Inc.	4.862%	8/21/46	90	72
	Verizon Communications Inc.	3.875%	3/1/52	130	87
	Verizon Communications Inc.	3.000%	11/20/60	50	26
	Verizon Communications Inc.	3.700%	3/22/61	85	52
[5]	VICI Properties LP	5.625%	5/1/24	8	8
[5]	VICI Properties LP	4.625%	6/15/25	35	34
30

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Viper Energy Partners LP	7.375%	11/1/31	5	5
[4]	Virginia Electric & Power Co.	2.950%	11/15/26	533	492
[4]	Virginia Electric & Power Co.	3.800%	4/1/28	228	210
[4]	Virginia Electric & Power Co.	2.875%	7/15/29	65	56
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	150	108
	Virginia Electric & Power Co.	5.450%	4/1/53	100	86
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	20	19
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	8	7
[5]	Vistra Operations Co. LLC	7.750%	10/15/31	5	5
	VMware Inc.	1.800%	8/15/28	400	330
	VMware Inc.	4.700%	5/15/30	130	118
	Walmart Inc.	3.950%	6/28/38	415	341
	Walt Disney Co.	6.650%	11/15/37	70	73
	Walt Disney Co.	3.500%	5/13/40	125	90
	Walt Disney Co.	2.750%	9/1/49	45	25
	Walt Disney Co.	3.600%	1/13/51	45	30
	Warnermedia Holdings Inc.	3.755%	3/15/27	380	350
	Warnermedia Holdings Inc.	5.050%	3/15/42	284	210
	Warnermedia Holdings Inc.	5.141%	3/15/52	390	276
	Warnermedia Holdings Inc.	5.391%	3/15/62	165	116
	WEC Energy Group Inc.	5.000%	9/27/25	405	399
	WEC Energy Group Inc.	4.750%	1/9/26	400	390
[4]	Wells Fargo & Co.	3.196%	6/17/27	50	46
[4]	Wells Fargo & Co.	2.393%	6/2/28	250	218
[4]	Wells Fargo & Co.	4.897%	7/25/33	375	330
	Wells Fargo & Co.	5.389%	4/24/34	250	226
[4,9]	Wells Fargo & Co.	4.875%	11/29/35	300	300
[4]	Wells Fargo & Co.	3.068%	4/30/41	320	204
	Wells Fargo & Co.	5.375%	11/2/43	90	74
[4]	Wells Fargo & Co.	4.400%	6/14/46	60	42
[4]	Wells Fargo & Co.	5.013%	4/4/51	80	63
[4]	Wells Fargo & Co.	4.611%	4/25/53	50	37
[4]	Wells Fargo Bank NA	5.550%	8/1/25	300	299
[4]	Wells Fargo Bank NA	5.450%	8/7/26	300	297
[4]	Wells Fargo Bank NA	6.600%	1/15/38	100	98
	Welltower OP LLC	4.250%	4/1/26	50	48
	Western Midstream Operating LP	4.500%	3/1/28	49	45
	Western Midstream Operating LP	4.750%	8/15/28	104	97
	Weyerhaeuser Co.	4.000%	11/15/29	91	81
	Williams Cos. Inc.	4.650%	8/15/32	80	71
	Williams Cos. Inc.	6.300%	4/15/40	65	61
[5]	Williams Scotsman Inc.	7.375%	10/1/31	5	5
	Willis North America Inc.	4.500%	9/15/28	75	70
	Willis North America Inc.	2.950%	9/15/29	85	71
	Willis North America Inc.	3.875%	9/15/49	70	45
[5]	WMG Acquisition Corp.	3.750%	12/1/29	60	50
	Workday Inc.	3.700%	4/1/29	140	125
[5]	WR Grace Holdings LLC	7.375%	3/1/31	6	6
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	15	13
[5]	Zayo Group Holdings Inc.	4.000%	3/1/27	12	9
	Zoetis Inc.	5.400%	11/14/25	230	228
	Zoetis Inc.	4.700%	2/1/43	129	106
	Zoetis Inc.	3.950%	9/12/47	70	50
					124,921
Total Corporate Bonds (Cost $228,513)					205,697
31

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Floating Rate Loan Interests (0.1%)
Ireland (0.0%)
[7]	Setanta Aircraft Leasing DAC Term Loan, TSFR3M + 2.000%	7.652%	11/5/28	85	85
United States (0.1%)
[7]	AAdvantage Loyalty IP Ltd. Initial Term Loan, TSFR3M + 4.750%	10.427%	4/20/28	26	26
[7]	Cloud Software Group Inc. First Lien Dollar Term Loan B, TSFR3M + 4.500%	9.990%	3/30/29	5	5
[7]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	9.490%	7/21/28	20	19
[7]	First Student Bidco Inc. Incremental Term Loan C, TSFR3M + 4.000%	9.490%	7/21/28	2	2
[7]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	9.165%	3/1/29	10	9
[7]	Medline Borrower LP Initial Dollar Term Loan, TSFR1M + 3.250%	8.689%	10/23/28	16	16
[7]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	7.674%	3/22/29	5	5
[7]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	7.674%	3/22/29	7	8
					90
Total Floating Rate Loan Interests (Cost $174)					175
Sovereign Bonds (20.7%)
Bermuda (0.1%)
[4]	Bermuda	5.000%	7/15/32	500	456
Canada (1.4%)
[12]	Canadian Government Bond	3.750%	5/1/25	475	337
[12]	Canadian Government Bond	3.000%	4/1/26	1,294	901
[12]	Canadian Government Bond	4.000%	6/1/41	885	637
[12]	Canadian Government Bond	2.750%	12/1/48	474	279
[12]	Canadian Government Bond	1.750%	12/1/53	233	106
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	800	732
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	350	310
	Province of Manitoba	4.300%	7/27/33	995	913
					4,215
Chile (0.4%)
[4,5]	Corp. Nacional del Cobre de Chile	5.950%	1/8/34	820	760
[4]	Empresa Nacional del Petroleo	3.750%	8/5/26	250	231
[5,13]	Republic of Chile	5.800%	10/1/34	400,000	414
					1,405
Colombia (0.6%)
	Ecopetrol SA	4.125%	1/16/25	800	772
	Ecopetrol SA	8.625%	1/19/29	1,087	1,085
					1,857
France (0.3%)
[4,5]	Electricite de France SA	5.700%	5/23/28	315	308
[4,5]	Electricite de France SA	6.250%	5/23/33	500	486
[4,8]	Societe Du Grand Paris EPIC	0.700%	10/15/60	500	172
					966
Germany (4.6%)
[4,8]	Federal Republic of Germany	3.100%	9/18/25	2,000	2,116
32

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	Federal Republic of Germany	0.000%	10/9/26	3,494	3,407
[4,8]	Federal Republic of Germany	2.400%	10/19/28	2,900	3,028
[8]	Federal Republic of Germany	4.000%	1/4/37	900	1,051
[8]	Federal Republic of Germany	1.000%	5/15/38	660	530
[8]	Federal Republic of Germany	3.250%	7/4/42	800	860
[8]	Federal Republic of Germany	1.800%	8/15/53	173	137
[14]	KFW	4.625%	8/7/26	3,140	3,108
					14,237
Greece (0.2%)
[5,8]	Hellenic Republic	4.375%	7/18/38	589	610
Indonesia (0.3%)
[4,8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	370	299
[8]	Republic of Indonesia	1.450%	9/18/26	545	527
					826
Israel (0.3%)
	State of Israel	4.500%	1/17/33	1,185	1,040
Japan (1.3%)
[15]	Japan Bank for International Cooperation	4.250%	4/27/26	4,090	3,981
Mexico (1.4%)
	Comision Federal de Electricidad	5.000%	9/29/36	212	177
	Petroleos Mexicanos	4.500%	1/23/26	170	152
	Petroleos Mexicanos	6.490%	1/23/27	100	89
	Petroleos Mexicanos	6.750%	9/21/47	1,452	825
[4]	United Mexican States	5.400%	2/9/28	616	604
[4]	United Mexican States	2.659%	5/24/31	729	566
[4,16]	United Mexican States	7.500%	5/26/33	9,190	426
[4,16]	United Mexican States	7.750%	11/23/34	16,960	792
[4]	United Mexican States	6.350%	2/9/35	718	685
					4,316
Morocco (0.1%)
[4]	Kingdom of Morocco	2.375%	12/15/27	500	428
Nigeria (0.1%)
[4]	Federal Republic of Nigeria	8.747%	1/21/31	380	327
Panama (0.3%)
[4,5]	Republic of Panama	6.375%	7/25/33	350	320
[4]	Republic of Panama	6.875%	1/31/36	385	361
[4]	Republic of Panama	4.300%	4/29/53	250	149
					830
Peru (0.3%)
[4]	Petroleos del Peru SA	5.625%	6/19/47	650	357
[4]	Republic of Peru	2.783%	1/23/31	615	493
					850
Philippines (0.1%)
[8]	Republic of the Philippines	1.750%	4/28/41	586	386
Poland (0.1%)
[4,8]	Republic of Poland	4.250%	2/14/43	200	196
[4]	Republic of Poland	5.500%	4/4/53	66	58
					254
33

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Romania (0.5%)
[4,8]	Republic of Romania	2.125%	3/7/28	764	700
[4,8]	Republic of Romania	1.750%	7/13/30	1,080	868
					1,568
Saudi Arabia (0.1%)
[4]	Saudi Arabian Oil Co.	3.500%	4/16/29	230	204
Serbia (0.2%)
[4,8]	Republic of Serbia	3.125%	5/15/27	635	608
South Korea (1.1%)
[5,8]	Export-Import Bank of Korea	3.500%	6/7/26	2,300	2,413
[4]	Korea Electric Power Corp.	5.375%	4/6/26	930	925
					3,338
Spain (0.3%)
[5,8]	Kingdom of Spain	3.550%	10/31/33	990	1,014
Supranational (4.3%)
[4,8]	European Investment Bank	3.000%	7/15/33	1,056	1,072
[4,8]	European Union	2.000%	10/4/27	8,250	8,337
[4,8]	European Union	3.125%	12/4/30	1,504	1,563
[4,8]	European Union	2.625%	2/4/48	908	764
[4,8]	European Union	0.300%	11/4/50	1,484	640
[4,8]	European Union	2.500%	10/4/52	741	581
[4,8]	European Union	3.000%	3/4/53	315	274
					13,231
United Arab Emirates (0.1%)
[4]	Finance Department Government of Sharjah	6.500%	11/23/32	200	194
United Kingdom (2.2%)
[9]	United Kingdom	2.750%	9/7/24	915	1,092
[9]	United Kingdom	0.375%	10/22/26	900	971
[9]	United Kingdom	4.125%	1/29/27	1,568	1,880
[9]	United Kingdom	1.625%	10/22/28	913	978
[9]	United Kingdom	0.500%	1/31/29	600	597
[9]	United Kingdom	0.375%	10/22/30	615	569
[9]	United Kingdom	3.750%	1/29/38	200	216
[9]	United Kingdom	4.500%	12/7/42	300	343
[9]	United Kingdom	1.500%	7/22/47	295	185
[9]	United Kingdom	3.750%	10/22/53	80	79
[9]	United Kingdom	3.500%	7/22/68	90	83
					6,993
Total Sovereign Bonds (Cost $67,967)					64,134
Taxable Municipal Bonds (0.1%)
United States (0.1%)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds) (Cost $318)	5.871%	11/15/39	300	283
34

Global Credit Bond Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (4.2%)
Money Market Fund (4.2%)
[17]	Vanguard Market Liquidity Fund (Cost $13,106)	5.420%	131,070	13,106
Total Investments (97.9%) (Cost $331,215)				303,870
Other Assets and Liabilities—Net (2.1%)				6,370
Net Assets (100%)				310,240
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $486,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $875,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $60,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $22,914,000, representing 7.4% of net assets.
6	Face amount denominated in Australian dollars.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Swiss francs.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2023.
12	Face amount denominated in Canadian dollars.
13	Face amount denominated in Chilean Peso.
14	Guaranteed by the Federal Republic of Germany.
15	Guaranteed by the Government of Japan.
16	Face amount denominated in Mexican pesos.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2023	67	13,562	23
5-Year Government of Canada Bond	December 2023	29	2,270	(21)
5-Year U.S. Treasury Note	December 2023	87	9,089	13
35

Global Credit Bond Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
10-Year Government of Canada Bond	December 2023	20	1,658	(45)
10-Year U.S. Treasury Note	December 2023	99	10,511	(87)
Euro-Bund	December 2023	13	1,774	6
Euro-Schatz	December 2023	55	6,121	9
Long Gilt	December 2023	8	906	(1)
Long U.S. Treasury Bond	December 2023	3	328	(1)
Ultra Long U.S. Treasury Bond	December 2023	23	2,589	(12)
				(116)

Short Futures Contracts
10-Year Japanese Government Bond	December 2023	(3)	(2,845)	47
AUD 10-Year Treasury Bond	December 2023	(9)	(618)	38
Euro-Bobl	December 2023	(70)	(8,613)	(44)
Euro-Buxl	December 2023	(9)	(1,147)	17
Euro-OAT	December 2023	(6)	(783)	25
Mini 10-Year Japanese Government Bond	December 2023	(22)	(2,089)	32
Ultra 10-Year U.S. Treasury Note	December 2023	(16)	(1,741)	—
				115
				(1)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	11/2/23	AUD	8,611	USD	5,481	—	(18)
HSBC Bank plc	11/2/23	AUD	50	USD	31	—	—
UBS AG	11/2/23	AUD	32	USD	20	—	(1)
Toronto-Dominion Bank	11/2/23	AUD	27	USD	17	—	—
JPMorgan Chase Bank, N.A.	11/2/23	AUD	25	USD	16	—	(1)
State Street Bank & Trust Co.	11/2/23	CAD	3,179	USD	2,299	—	(6)
BNP Paribas	11/2/23	CAD	427	USD	312	—	(5)
Morgan Stanley Capital Services LLC	11/2/23	CAD	137	USD	100	—	(1)
Toronto-Dominion Bank	11/2/23	CAD	77	USD	58	—	(2)
HSBC Bank plc	11/2/23	CAD	36	USD	27	—	—
JPMorgan Chase Bank, N.A.	12/4/23	CAD	14	USD	10	—	—
State Street Bank & Trust Co.	11/2/23	CHF	260	USD	288	—	(2)
Bank of America, N.A.	11/2/23	EUR	79,082	USD	83,860	—	(183)
36

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
HSBC Bank plc	11/2/23	EUR	3,939	USD	4,152	16	—
Toronto-Dominion Bank	11/2/23	EUR	1,760	USD	1,869	—	(6)
Standard Chartered Bank	11/2/23	EUR	1,283	USD	1,361	—	(2)
Barclays Bank plc	11/2/23	EUR	1,248	USD	1,316	5	—
JPMorgan Chase Bank, N.A.	11/2/23	EUR	689	USD	729	—	—
Standard Chartered Bank	12/4/23	EUR	354	USD	375	1	—
Standard Chartered Bank	11/2/23	EUR	89	USD	93	1	—
Citibank, N.A.	11/2/23	EUR	53	USD	56	1	—
State Street Bank & Trust Co.	11/2/23	EUR	38	USD	40	—	—
State Street Bank & Trust Co.	11/2/23	GBP	12,182	USD	14,775	32	—
Toronto-Dominion Bank	11/2/23	GBP	737	USD	905	—	(9)
JPMorgan Chase Bank, N.A.	12/4/23	GBP	694	USD	842	1	—
State Street Bank & Trust Co.	11/2/23	GBP	358	USD	436	—	—
HSBC Bank plc	11/2/23	GBP	54	USD	66	—	—
UBS AG	11/2/23	GBP	36	USD	44	—	—
State Street Bank & Trust Co.	12/4/23	JPY	10,408	USD	69	—	—
Standard Chartered Bank	11/2/23	JPY	6,186	USD	42	—	—
HSBC Bank plc	11/2/23	JPY	5,385	USD	36	—	(1)
Toronto-Dominion Bank	11/2/23	JPY	2,497	USD	16	—	—
Standard Chartered Bank	11/3/23	MXN	22,943	USD	1,277	—	(5)
State Street Bank & Trust Co.	11/2/23	NZD	107	USD	62	—	—
State Street Bank & Trust Co.	11/2/23	USD	5,497	AUD	8,460	131	—
State Street Bank & Trust Co.	12/4/23	USD	5,486	AUD	8,611	18	—
JPMorgan Chase Bank, N.A.	11/2/23	USD	182	AUD	286	1	—
State Street Bank & Trust Co.	11/2/23	USD	2,731	CAD	3,673	83	—
State Street Bank & Trust Co.	12/4/23	USD	2,300	CAD	3,179	6	—
Barclays Bank plc	11/2/23	USD	49	CAD	67	1	—
UBS AG	11/2/23	USD	49	CAD	67	—	—
JPMorgan Chase Bank, N.A.	11/2/23	USD	22	CAD	30	—	—
BNP Paribas	11/2/23	USD	15	CAD	20	—	—
37

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	12/4/23	USD	289	CHF	260	2	—
State Street Bank & Trust Co.	11/2/23	USD	286	CHF	260	—	—
Bank of America, N.A.	12/20/23	USD	395	CLP	367,005	—	(13)
BNP Paribas	11/2/23	USD	87,120	EUR	82,087	263	—
Bank of America, N.A.	12/4/23	USD	83,634	EUR	78,769	172	—
State Street Bank & Trust Co.	11/2/23	USD	3,823	EUR	3,624	—	(12)
Morgan Stanley Capital Services LLC	11/2/23	USD	1,073	EUR	1,021	—	(8)
HSBC Bank plc	11/2/23	USD	930	EUR	876	3	—
Bank of America, N.A.	11/2/23	USD	602	EUR	574	—	(5)
State Street Bank & Trust Co.	11/2/23	USD	16,230	GBP	13,242	135	—
State Street Bank & Trust Co.	12/4/23	USD	14,718	GBP	12,133	—	(32)
JPMorgan Chase Bank, N.A.	11/2/23	USD	153	GBP	126	—	(1)
State Street Bank & Trust Co.	11/2/23	USD	69	JPY	10,408	—	—
Morgan Stanley Capital Services LLC	11/2/23	USD	16	JPY	2,402	1	—
HSBC Bank plc	11/2/23	USD	8	JPY	1,258	—	—
Standard Chartered Bank	12/4/23	USD	1,271	MXN	22,943	5	—
State Street Bank & Trust Co.	11/3/23	USD	888	MXN	15,547	26	—
BNP Paribas	11/3/23	USD	406	MXN	7,396	—	(4)
Toronto-Dominion Bank	11/2/23	USD	64	NZD	107	2	—
State Street Bank & Trust Co.	12/4/23	USD	62	NZD	107	1	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	8	SEK	85	—	—
						907	(317)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
SEK—Swedish krona.
USD—U.S. dollar.

38

Global Credit Bond Fund
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S41-V1	12/20/28	USD	9,000	1.000	95	(6)
iTraxx Europe-S40-V1	12/20/28	EUR	2,700	1.000	22	4
						(2)

Credit Protection Purchased
CDX-NA-HY-S41-V2	12/20/28	USD	675	(5.000)	—	7
						5
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	640	1.000	1	—	1	—
AT&T Inc./Baa2	12/20/23	BARC	160	1.000	—	—	—	—
					1	—	1	—
Credit Protection Purchased
Bouygues SA	6/20/28	JPMC	3,500[2]	(1.000)	(91)	(68)	—	(23)
Standard Chartered plc	12/20/28	MSCS	400[2]	(1.000)	(1)	(3)	2	—
Unibail-Rodamco-Westfield SE	6/20/28	BARC	600[2]	(1.000)	30	44	—	(14)
Unibail-Rodamco-Westfield SE	6/20/28	JPMC	600[2]	(1.000)	30	30	—	—
					(32)	3	2	(37)
					(31)	3	3	(37)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
39

Global Credit Bond Fund
At October 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $347,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/21/24	N/A	2,350[1]	5.186[2]	(4.274)[3]	37	37
8/12/25	8/12/24[4]	8,300	0.000[5]	(4.074)[6]	49	49
8/15/25	8/15/24[4]	14,200[7]	5.145[8]	(0.000)[9]	(28)	(28)
3/11/34	3/11/24[4]	870[10]	3.326[3]	(0.000)[11]	16	16
					74	74
1 Notional amount denominated in British pound.
2 Based on 1-Day Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
4 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
6 Interest payment received/paid at maturity.
7 Notional amount denominated in New Zealand dollar.
8 Interest payment received/paid semi-annually.
9 Based on 3-month New Zealand Bank Bill Rate as of the most recent reset date. Interest payment received/paid quarterly.
10 Notional amount denominated in euro.
11 Based on 1 Day Euro Short Term Rate as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
40

Global Credit Bond Fund
Statement of Assets and Liabilities
As of October 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $318,109)	290,764
Affiliated Issuers (Cost $13,106)	13,106
Total Investments in Securities	303,870
Investment in Vanguard	11
Cash	11
Foreign Currency, at Value (Cost $265)	264
Receivables for Investment Securities Sold	2,285
Receivables for Accrued Income	3,497
Receivables for Capital Shares Issued	1,589
Swap Premiums Paid	74
Variation Margin Receivable—Centrally Cleared Swap Contracts	15
Unrealized Appreciation—Forward Currency Contracts	907
Unrealized Appreciation—Over-the-Counter Swap Contracts	3
Total Assets	312,526
Liabilities
Payables for Investment Securities Purchased	1,740
Payables for Capital Shares Redeemed	79
Payables to Vanguard	35
Swap Premiums Received	71
Variation Margin Payable—Futures Contracts	7
Unrealized Depreciation—Forward Currency Contracts	317
Unrealized Depreciation—Over-the-Counter Swap Contracts	37
Total Liabilities	2,286
Net Assets	310,240
41

Global Credit Bond Fund
Statement of Assets and Liabilities (continued)
At October 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	360,447
Total Distributable Earnings (Loss)	(50,207)
Net Assets	310,240

Investor Shares—Net Assets
Applicable to 4,230,529 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,624
Net Asset Value Per Share—Investor Shares	$8.89

Admiral Shares—Net Assets
Applicable to 15,325,831 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	272,616
Net Asset Value Per Share—Admiral Shares	$17.79
See accompanying Notes, which are an integral part of the Financial Statements.
42

Global Credit Bond Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Interest[1]	12,818
Total Income	12,818
Expenses
The Vanguard Group—Note B
Investment Advisory Services	30
Management and Administrative—Investor Shares	99
Management and Administrative—Admiral Shares	485
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—Admiral Shares	14
Custodian Fees	52
Auditing Fees	49
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—Admiral Shares	11
Trustees’ Fees and Expenses	—
Other Expenses	18
Total Expenses	776
Expenses Paid Indirectly	(2)
Net Expenses	774
Net Investment Income	12,044
Realized Net Gain (Loss)
Investment Securities Sold[1]	(10,846)
Futures Contracts	(720)
Options Purchased	(83)
Options Written	4
Swap Contracts	266
Forward Currency Contracts	(6,329)
Foreign Currencies	108
Realized Net Gain (Loss)	(17,600)
43

Global Credit Bond Fund
Statement of Operations (continued)
Year Ended October 31, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	12,027
Futures Contracts	103
Options Purchased	54
Options Written	(4)
Swap Contracts	62
Forward Currency Contracts	2,367
Foreign Currencies	(14)
Change in Unrealized Appreciation (Depreciation)	14,595
Net Increase (Decrease) in Net Assets Resulting from Operations	9,039
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $270,000, ($1,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
44

Global Credit Bond Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,044	5,719
Realized Net Gain (Loss)	(17,600)	(7,236)
Change in Unrealized Appreciation (Depreciation)	14,595	(42,778)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,039	(44,295)
Distributions
Investor Shares	(1,525)	(1,447)
Admiral Shares	(10,405)	(7,712)
Total Distributions	(11,930)	(9,159)
Capital Share Transactions
Investor Shares	1,882	(1,531)
Admiral Shares	47,351	39,841
Net Increase (Decrease) from Capital Share Transactions	49,233	38,310
Total Increase (Decrease)	46,342	(15,144)
Net Assets
Beginning of Period	263,898	279,042
End of Period	310,240	263,898
See accompanying Notes, which are an integral part of the Financial Statements.
45

Global Credit Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,				November 15, 2018[1] to October 31, 2019
	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.93	$11.02	$11.26	$11.09	$10.00
Investment Operations
Net Investment Income[2]	.370	.214	.176	.231	.287
Net Realized and Unrealized Gain (Loss) on Investments	(.044)	(1.956)	.059	.619	1.045
Total from Investment Operations	.326	(1.742)	.235	.850	1.332
Distributions
Dividends from Net Investment Income	(.366)	(.182)	(.217)	(.338)	(.242)
Distributions from Realized Capital Gains	—	(.166)	(.258)	(.342)	—
Total Distributions	(.366)	(.348)	(.475)	(.680)	(.242)
Net Asset Value, End of Period	$8.89	$8.93	$11.02	$11.26	$11.09
Total Return[3]	3.58%	-16.15%	2.07%	8.10%	13.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38	$36	$46	$41	$31
Ratio of Total Expenses to Average Net Assets	0.35%[4]	0.35%[4]	0.35%	0.35%	0.35%[5]
Ratio of Net Investment Income to Average Net Assets	4.00%	2.14%	1.59%	2.11%	2.78%[5]
Portfolio Turnover Rate	178%[6]	124%	128%[6]	264%	284%
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.
5	Annualized.
6	Includes 12% and 13%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Global Credit Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,				November 15, 2018[1] to October 31, 2019
	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.87	$22.04	$22.52	$22.19	$20.00
Investment Operations
Net Investment Income[2]	.760	.449	.375	.485	.591
Net Realized and Unrealized Gain (Loss) on Investments	(.089)	(3.901)	.117	1.228	2.101
Total from Investment Operations	.671	(3.452)	.492	1.713	2.692
Distributions
Dividends from Net Investment Income	(.751)	(.385)	(.456)	(.699)	(.502)
Distributions from Realized Capital Gains	—	(.333)	(.516)	(.684)	—
Total Distributions	(.751)	(.718)	(.972)	(1.383)	(.502)
Net Asset Value, End of Period	$17.79	$17.87	$22.04	$22.52	$22.19
Total Return[3]	3.69%	-16.02%	2.18%	8.16%	13.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$273	$228	$233	$221	$177
Ratio of Total Expenses to Average Net Assets	0.25%[4]	0.25%[4]	0.25%	0.25%	0.25%[5]
Ratio of Net Investment Income to Average Net Assets	4.12%	2.26%	1.69%	2.21%	2.88%[5]
Portfolio Turnover Rate	178%[6]	124%	128%[6]	264%	284%
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
5	Annualized.
6	Includes 12% and 13%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Global Credit Bond Fund
Notes to Financial Statements
Vanguard Global Credit Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund
48

Global Credit Bond Fund
may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value
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Global Credit Bond Fund
of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended October 31, 2023, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open options contracts on foreign currency at October 31, 2023.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of
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Global Credit Bond Fund
Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended October 31, 2023, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open swaption contracts at October 31, 2023.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented 11% and 8% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The
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Global Credit Bond Fund
forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2023, the fund’s average investment in forward currency contracts represented 114% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the
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Global Credit Bond Fund
market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended October 31, 2023, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 4% and 2% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.
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Global Credit Bond Fund
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsettings Arrangements, by Counterparty
Bank of America, N.A.	172	201	(29)	—	—	—
Barclays Bank plc	7	14	(7)	—	20	—
BNP Paribas	263	9	254	60	—	254
Citibank, N.A.	1	—	1	—	—	1
HSBC Bank plc	19	1	18	—	—	18
JPMorgan Chase Bank, N.A.	2	25	(23)	—	—	—
Morgan Stanley Capital Services LLC	3	9	(6)	—	—	—
Standard Chartered Bank	7	7	—	—	—	—
State Street Bank & Trust Co.	434	70	364	—	327	37
Toronto-Dominion Bank	2	17	(15)	—	—	—
UBS AG	—	1	(1)	—	—	—
Centrally Cleared Swap Contracts	15	—	15	486	—	—
Exchange-Traded Futures Contracts	—	7	(7)	875	—	—
Total	925	361	564	1,421	347	310
1	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2	Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund's security holdings in the Schedule of Investments.
3	Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
11. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
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Global Credit Bond Fund
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
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Global Credit Bond Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2023, the fund had contributed to Vanguard capital in the amount of $11,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Global Credit Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	20,308	—	20,308
Asset-Backed/Commercial Mortgage-Backed Securities	—	167	—	167
Corporate Bonds	—	205,697	—	205,697
Floating Rate Loan Interests	—	175	—	175
Sovereign Bonds	—	64,134	—	64,134
Taxable Municipal Bonds	—	283	—	283
Temporary Cash Investments	13,106	—	—	13,106
Total	13,106	290,764	—	303,870

Derivative Financial Instruments
Assets
Futures Contracts[1]	210	—	—	210
Forward Currency Contracts	—	907	—	907
Swap Contracts	113[1]	3	—	116
Total	323	910	—	1,233
Liabilities
Futures Contracts[1]	211	—	—	211
Forward Currency Contracts	—	317	—	317
Swap Contracts	34[1]	37	—	71
Total	245	354	—	599
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Global Credit Bond Fund
E.  At October 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	74	74
Unrealized Appreciation—Futures Contracts[1]	210	—	—	210
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	102	—	11	113
Unrealized Appreciation—Forward Currency Contracts	—	907	—	907
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	3	3
Total Assets	312	907	88	1,307

Swap Premiums Received	—	—	71	71
Unrealized Depreciation—Futures Contracts[1]	211	—	—	211
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	28	—	6	34
Unrealized Depreciation—Forward Currency Contracts	—	317	—	317
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	37	37
Total Liabilities	239	317	114	670
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
58

Global Credit Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(720)	—	—	(720)
Options Purchased	(43)	(2)	(38)	(83)
Options Written	—	—	4	4
Swap Contracts	14	—	252	266
Forward Currency Contracts	—	(6,329)	—	(6,329)
Realized Net Gain (Loss) on Derivatives	(749)	(6,331)	218	(6,862)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	103	—	—	103
Options Purchased	43	—	11	54
Options Written	—	—	(4)	(4)
Swap Contracts	55	—	7	62
Forward Currency Contracts	—	2,367	—	2,367
Change in Unrealized Appreciation (Depreciation) on Derivatives	201	2,367	14	2,582
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable foreign currency transactions and swap agreements were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; and the treatment of amortization
59

Global Credit Bond Fund
adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,729
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(24,980)
Capital Loss Carryforwards	(27,956)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(50,207)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	11,930	7,662
Long-Term Capital Gains	—	1,497
Total	11,930	9,159
*	Includes short-term capital gains, if any.
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	328,898
Gross Unrealized Appreciation	3,168
Gross Unrealized Depreciation	(28,148)
Net Unrealized Appreciation (Depreciation)	(24,980)
G.  During the year ended October 31, 2023, the fund purchased $370,091,000 of investment securities and sold $325,568,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $164,426,000 and $185,997,000, respectively.
60

Global Credit Bond Fund
H.  Capital share transactions for each class of shares were:
	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	12,449	1,345	14,508	1,413
Issued in Lieu of Cash Distributions	1,281	140	1,243	122
Redeemed	(11,848)	(1,283)	(17,282)	(1,699)
Net Increase (Decrease)—Investor Shares	1,882	202	(1,531)	(164)
Admiral Shares
Issued	115,437	6,260	125,480	6,506
Issued in Lieu of Cash Distributions	7,143	389	6,233	307
Redeemed	(75,229)	(4,078)	(91,872)	(4,622)
Net Increase (Decrease)—Admiral Shares	47,351	2,571	39,841	2,191
I.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.
61

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Global Credit Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global Credit Bond Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2023 and for the period November 15, 2018 (inception) through October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the four years in the period ended October 31, 2023 and for the period November 15, 2018 (inception) through October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
62

Tax information (unaudited)
The fund hereby designates $657,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
63

"Bloomberg®" and Bloomberg Global Aggregate Credit Index (USD Hedged) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively,
Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Global Credit Bond Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Global Credit Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the Global Credit Bond Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Global Aggregate Credit Index (USD Hedged), which is determined, composed and calculated by BISL without regard to Vanguard or the Global Credit Bond Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Global Credit Bond Fund into consideration in determining, composing or calculating the Bloomberg Global Aggregate Credit Index (USD Hedged). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Global Credit Bond Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Global Credit Bond Fund customers,in connection with the administration, marketing or trading of the Global Credit Bond Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG GLOBAL AGGREGATE CREDIT INDEX (USD HEDGED) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY
ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE GLOBAL CREDIT BOND FUND OR ANY
OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG GLOBAL AGGREGATE CREDIT INDEX (USD HEDGED) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND
EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG GLOBAL AGGREGATE CREDIT INDEX (USD HEDGED) OR ANY DATA RELATED
THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS
SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE GLOBAL
CREDIT BOND FUND OR BLOOMBERG GLOBAL AGGREGATE CREDIT INDEX (USD HEDGED) OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE
POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved
64

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q20250 122023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2023: $231,000
Fiscal Year Ended October 31, 2022: $217,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2023: $9,326,156
Fiscal Year Ended October 31, 2022: $10,494,508

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended October 31, 2023: $3,295,934
Fiscal Year Ended October 31, 2022: $2,757,764

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended October 31, 2023: $1,678,928
Fiscal Year Ended October 31, 2022: $5,202,689

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended October 31, 2023: $25,000
Fiscal Year Ended October 31, 2022: $298,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2023: $1,703,928
Fiscal Year Ended October 31, 2022: $5,500,689

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 21, 2023

VANGUARD CHARLOTTE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 21, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.